UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: October 1, 2006 – December 31, 2006

Item 1. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.22%

APPAREL AND ACCESSORY STORES - 0.86%
28,955	*	J Crew Group, Inc	$1,116,215
		TOTAL APPAREL AND ACCESSORY STORES	1,116,215

APPAREL AND OTHER TEXTILE PRODUCTS - 1.03%
17,275		Polo Ralph Lauren Corp	1,341,577
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,341,577

BUSINESS SERVICES - 11.06%
62,517	*	Adobe Systems, Inc	2,570,699
3,361	*	Cognizant Technology Solutions Corp (Class A)	259,335
18,522	*	eBay, Inc	556,957
37,781	*	Electronic Arts, Inc	1,902,651
8,672	*	Google, Inc (Class A)	3,993,283
104,489		Microsoft Corp	3,120,042
76,539	*	Yahoo!, Inc	1,954,806
		TOTAL BUSINESS SERVICES	14,357,773

CHEMICALS AND ALLIED PRODUCTS - 12.79%
42,790		Abbott Laboratories	2,084,301
19,873	*	Amgen, Inc	1,357,525
20,910	*	Genentech, Inc	1,696,428
28,785	*	Gilead Sciences, Inc	1,869,010
47,641	*	Keryx Biopharmaceuticals, Inc	633,625
48,769		Monsanto Co	2,561,836
46,026		Procter & Gamble Co	2,958,091
7,096		Roche Holding AG.	1,272,446
42,566		Wyeth	2,167,461
		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,600,723

COMMUNICATIONS - 2.49%
24,164		America Movil S.A. de C.V.(Series L) (ADR)	1,092,696
25,649		AT&T, Inc	916,952
5,690	*	Comcast Corp (Class A)	240,858
36,360		Grupo Televisa S.A. (ADR)	982,084
		TOTAL COMMUNICATIONS	3,232,590

EATING AND DRINKING PLACES - 1.33%
48,616	*	Starbucks Corp	1,721,979
		TOTAL EATING AND DRINKING PLACES	1,721,979

ELECTRIC, GAS, AND SANITARY SERVICES - 0.78%
35,757		Fortum Oyj	1,017,650
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,017,650

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.83%
36,207	*	Apple Computer, Inc	3,071,802
13,827	*	Broadcom Corp (Class A)	446,750
147,141	*	Cisco Systems, Inc	4,021,364

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
16,507		Cooper Industries Ltd (Class A)	$1,492,728
49,869		Emerson Electric Co	2,198,724
33,205		Intel Corp	672,401
55,061	*	Marvell Technology Group Ltd	1,056,621
77,843		Motorola, Inc	1,600,452
25,863		National Semiconductor Corp	587,090
25,083	*	Network Appliance, Inc	985,260
88,586		Qualcomm, Inc	3,347,665
36,902		Texas Instruments, Inc	1,062,778
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	20,543,635

ENGINEERING AND MANAGEMENT SERVICES - 3.29%
32,661	*	Celgene Corp	1,878,987
9,225		Fluor Corp	753,221
41,287		Paychex, Inc	1,632,488
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,264,696

FOOD AND KINDRED PRODUCTS - 2.31%
48,004		PepsiCo, Inc	3,002,650
		TOTAL FOOD AND KINDRED PRODUCTS	3,002,650

FURNITURE AND HOMEFURNISHINGS STORES - 0.71%
16,684	*	GameStop Corp (Class A)	919,455
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	919,455

GENERAL MERCHANDISE STORES - 1.88%
39,847		Target Corp	2,273,271
3,582		Wal-Mart Stores, Inc	165,417
		TOTAL GENERAL MERCHANDISE STORES	2,438,688

HEALTH SERVICES - 0.76%
18,350	*	Medco Health Solutions, Inc	980,624
		TOTAL HEALTH SERVICES	980,624

HOLDING AND OTHER INVESTMENT OFFICES - 3.88%
7,673		Alcon, Inc	857,611
337		Hugoton Royalty Trust	8,290
75,772		iShares Russell 1000 Growth Index Fund	4,167,460
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,033,361

HOTELS AND OTHER LODGING PLACES - 1.92%
18,913		Hilton Hotels Corp	660,064
29,277		Starwood Hotels & Resorts Worldwide, Inc	1,829,813
		TOTAL HOTELS AND OTHER LODGING PLACES	2,489,877

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.77%
9,417	*	Alstom RGPT	1,276,650
23,683		Applied Materials, Inc	436,951
29,183		General Electric Co	1,085,899
32,644		Hewlett-Packard Co	1,344,606
44,377		International Game Technology	2,050,217
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,194,323

INSTRUMENTS AND RELATED PRODUCTS - 4.68%
34,839		Johnson & Johnson	2,300,071
13,200		Medtronic, Inc	706,332
34,715	*	St. Jude Medical, Inc	1,269,180

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
22,952	*	Zimmer Holdings, Inc	$1,798,978
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,074,561

INSURANCE CARRIERS - 2.63%
21,765		Aetna, Inc	939,813
16,861		American International Group, Inc	1,208,259
52,116		Progressive Corp	1,262,250
		TOTAL INSURANCE CARRIERS	3,410,322

LEATHER AND LEATHER PRODUCTS - 1.45%
43,771	*	Coach, Inc	1,880,402
		TOTAL LEATHER AND LEATHER PRODUCTS	1,880,402

METAL MINING - 1.10%
29,229		Anglo American plc	1,425,596
		TOTAL METAL MINING	1,425,596

MISCELLANEOUS RETAIL - 2.04%
32,803		Best Buy Co, Inc	1,613,580
38,827		Staples, Inc	1,036,681
		TOTAL MISCELLANEOUS RETAIL	2,650,261

MOTION PICTURES - 0.24%
9,191		Walt Disney Co	314,976
		TOTAL MOTION PICTURES	314,976

NONDEPOSITORY INSTITUTIONS - 2.12%
45,471		American Express Co	2,758,726
		TOTAL NONDEPOSITORY INSTITUTIONS	2,758,726

OIL AND GAS EXTRACTION - 2.55%
22,856		Schlumberger Ltd	1,443,585
39,757		XTO Energy, Inc	1,870,567
		TOTAL OIL AND GAS EXTRACTION	3,314,152

PETROLEUM AND COAL PRODUCTS - 0.90%
14,835	*	Suncor Energy, Inc	1,170,630
		TOTAL PETROLEUM AND COAL PRODUCTS	1,170,630

PRIMARY METAL INDUSTRIES - 2.21%
51,433		BHP Billiton plc	941,087
102,850	*	Corning, Inc	1,924,324
		TOTAL PRIMARY METAL INDUSTRIES	2,865,411

RAILROAD TRANSPORTATION - 0.40%
14,970		CSX Corp	515,417
		TOTAL RAILROAD TRANSPORTATION	515,417

SECURITY AND COMMODITY BROKERS - 5.97%
128,978		Charles Schwab Corp	2,494,435
3,342		Chicago Mercantile Exchange Holdings, Inc	1,703,585
8,743		Goldman Sachs Group, Inc	1,742,917
11,238		Merrill Lynch & Co, Inc	1,046,258
47,241		TD Ameritrade Holding Corp	764,359
		TOTAL SECURITY AND COMMODITY BROKERS	7,751,554

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 2.73%
41,345		Altria Group, Inc	$3,548,228
		TOTAL TOBACCO PRODUCTS	3,548,228

TRANSPORTATION EQUIPMENT - 4.35%
30,249		Boeing Co	2,687,321
8,999	*	Spirit Aerosystems Holdings, Inc (Class A)	301,197
42,600		United Technologies Corp	2,663,352
		TOTAL TRANSPORTATION EQUIPMENT	5,651,870

TRANSPORTATION SERVICES - 0.43%
13,565		CH Robinson Worldwide, Inc	554,673
		TOTAL TRANSPORTATION SERVICES	554,673

TRUCKING AND WAREHOUSING - 0.56%
9,603		United Parcel Service, Inc (Class B)	720,028
		TOTAL TRUCKING AND WAREHOUSING	720,028

WHOLESALE TRADE-DURABLE GOODS - 0.17%
3,673	*	WESCO International, Inc	216,009
		TOTAL WHOLESALE TRADE-DURABLE GOODS	216,009

		TOTAL COMMON STOCKS	130,078,632
		(Cost $125,689,470)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.23%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.23%
$ 2,900,000		Federal Home Loan Bank (FHLB) 4.800%, 01/02/07	2,898,437
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,898,437

		TOTAL SHORT-TERM INVESTMENTS	2,898,437
		(Cost $2,899,614)

		TOTAL PORTFOLIO - 102.45%
		(Cost $128,589,084)	132,977,069
		OTHER ASSETS & LIABILITIES, NET - (2.45)%	(3,176,854)

		NET ASSETS - 100.00%	$129,800,215

	*	Non-income producing

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.59%

AMUSEMENT AND RECREATION SERVICES - 1.22%
63,010	*	Activision, Inc	$1,086,292
46,550		Aristocrat Leisure Ltd	584,231
3,300		Nintendo Co Ltd	856,855
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,527,378

APPAREL AND ACCESSORY STORES - 0.84%
20,629	*	J Crew Group, Inc	795,248
12,310	*	JOS A Bank Clothiers, Inc	361,299
11,443	*	Under Armour, Inc (Class A)	577,299
		TOTAL APPAREL AND ACCESSORY STORES	1,733,846

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.40%
20,669		Home Depot, Inc	830,067
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	830,067

BUSINESS SERVICES - 5.13%
29,995	*	Adobe Systems, Inc	1,233,394
18,346	*	Akamai Technologies, Inc	974,540
39,379	*	BEA Systems, Inc	495,388
9,458	*	Computer Sciences Corp	504,773
4,323	*	Google, Inc (Class A)	1,990,655
2	*	Interpublic Group of Cos, Inc	24
152,865		Microsoft Corp	4,564,549
60,030		WPP Group plc	811,597
		TOTAL BUSINESS SERVICES	10,574,920

CHEMICALS AND ALLIED PRODUCTS - 13.99%
44,292		Abbott Laboratories	2,157,463
24,774		Air Products & Chemicals, Inc	1,741,117
7,328		Avery Dennison Corp	497,791
28,828		Bristol-Myers Squibb Co	758,753
10,678	*	Chattem, Inc	534,754
22,986		Colgate-Palmolive Co	1,499,607
11,083		Cytec Industries, Inc	626,300
41,008		Du Pont (E.I.) de Nemours & Co	1,997,500
23,710	*	Gilead Sciences, Inc	1,539,490
17,700	*	Keryx Biopharmaceuticals, Inc	235,410
22,122	*	Medimmune, Inc	716,089
70,563		Merck & Co, Inc	3,076,547
27,587		Monsanto Co	1,449,145
11,168		Novartis AG. (ADR)	641,490
65,290		Pfizer, Inc	1,691,011
63,657		Procter & Gamble Co	4,091,235
5,609		Roche Holding AG.	1,005,799
48,152		Schering-Plough Corp	1,138,313
11,870		Sigma-Aldrich Corp	922,536
50,108		Wyeth	2,551,499
		TOTAL CHEMICALS AND ALLIED PRODUCTS	28,871,849

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

COAL MINING - 0.61%
19,579		Peabody Energy Corp	$791,187
12,849		Sasol Ltd (ADR)	474,128
		TOTAL COAL MINING	1,265,315

COMMUNICATIONS - 3.07%
18,061		America Movil S.A. de C.V.(Series L) (ADR)	816,718
74,431		AT&T, Inc	2,660,908
49,050		Verizon Communications, Inc	1,826,622
24,958	*	Viacom, Inc (Class B)	1,024,027
		TOTAL COMMUNICATIONS	6,328,275

DEPOSITORY INSTITUTIONS - 10.02%
68,118		Bank of America Corp	3,636,820
57,384		Citigroup, Inc	3,196,289
80,371		JPMorgan Chase & Co	3,881,919
29,736		Northern Trust Corp	1,804,678
29,547		SunTrust Banks, Inc	2,495,244
80,494		US Bancorp	2,913,078
52,094		Wells Fargo & Co	1,852,463
39,380		Western Union Co	882,900
		TOTAL DEPOSITORY INSTITUTIONS	20,663,391

EATING AND DRINKING PLACES - 1.00%
9,359	*	Chipotle Mexican Grill, Inc (Class A)	533,463
34,294		McDonald's Corp	1,520,253
		TOTAL EATING AND DRINKING PLACES	2,053,716

ELECTRIC, GAS, AND SANITARY SERVICES - 3.13%
37,389		American Electric Power Co, Inc	1,592,024
17,669		Constellation Energy Group, Inc	1,216,864
50,115		DPL, Inc	1,392,195
37,037		Duke Energy Corp	1,229,999
11,125		Entergy Corp	1,027,060
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,458,142

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.48%
20,258	*	Agere Systems, Inc	388,346
29,611	*	Apple Computer, Inc	2,512,197
11,554	*	Broadcom Corp (Class A)	373,310
177,068	*	Cisco Systems, Inc	4,839,268
37,596		Emerson Electric Co	1,657,608
28,236	*	First Solar, Inc	841,433
23,614		Gamesa Corp Tecnologica S.A.	649,927
54,766		Honeywell International, Inc	2,477,614
82,735		Intel Corp	1,675,384
28,828		Motorola, Inc	592,704
37,543	*	Nvidia Corp	1,389,466
57,410		Qualcomm, Inc	2,169,524
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	19,566,781

FOOD AND KINDRED PRODUCTS - 2.50%
35,515		C&C Group plc	630,555
20,916		Coca-Cola Co	1,009,197
5,782		Groupe Danone	876,211
42,110		PepsiCo, Inc	2,633,981
		TOTAL FOOD AND KINDRED PRODUCTS	5,149,944

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 2.28%
39,054		Saks, Inc	$695,942
23,828		Target Corp	1,359,387
44,233		TJX Cos, Inc	1,261,525
30,233		Wal-Mart Stores, Inc	1,396,160
		TOTAL GENERAL MERCHANDISE STORES	4,713,014

HEALTH SERVICES - 0.62%
24,026	*	Medco Health Solutions, Inc	1,283,949
		TOTAL HEALTH SERVICES	1,283,949

HOLDING AND OTHER INVESTMENT OFFICES - 0.65%
7,296		Boston Properties, Inc	816,276
3,700		SPDR Trust Series 1	524,253
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,340,529

HOTELS AND OTHER LODGING PLACES - 1.00%
13,229		Accor S.A.	1,025,071
10,226	*	MGM Mirage	586,461
9,665		Orient-Express Hotels Ltd (Class A)	457,348
		TOTAL HOTELS AND OTHER LODGING PLACES	2,068,880

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.51%
14,379	*	Alstom RGPT	1,949,341
12,656		Deere & Co	1,203,206
177,420		General Electric Co	6,601,798
94,658		Hewlett-Packard Co	3,898,963
18,174		International Business Machines Corp	1,765,604
2,846	*	Isilon Systems, Inc	78,550
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	15,497,462

INSTRUMENTS AND RELATED PRODUCTS - 0.86%
18,147	*	St. Jude Medical, Inc	663,454
24,647	*	Thermo Electron Corp	1,116,263
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,779,717

INSURANCE AGENTS, BROKERS AND SERVICE - 0.92%
20,229		Hartford Financial Services Group, Inc	1,887,568
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,887,568

INSURANCE CARRIERS - 4.02%
42,717		ACE Ltd	2,587,369
24,456		Aetna, Inc	1,056,010
64,745		American International Group, Inc	4,639,627
		TOTAL INSURANCE CARRIERS	8,283,006

METAL MINING - 0.87%
26,772		Anglo American plc	1,305,759
4,131		Phelps Dodge Corp	494,563
		TOTAL METAL MINING	1,800,322

MISCELLANEOUS RETAIL - 1.00%
29,688		Best Buy Co, Inc	1,460,353
9,311	*	Nutri/System, Inc	590,224
		TOTAL MISCELLANEOUS RETAIL	2,050,577

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 2.97%
27,532	*	DreamWorks Animation SKG, Inc (Class A)	$811,919
101,508		News Corp (Class A)	2,180,392
49,052		Time Warner, Inc	1,068,353
60,244		Walt Disney Co	2,064,562
		TOTAL MOTION PICTURES	6,125,226

NONDEPOSITORY INSTITUTIONS - 2.96%
44,599		American Express Co	2,705,821
34,812		Fannie Mae	2,067,485
27,113		SLM Corp	1,322,301
		TOTAL NONDEPOSITORY INSTITUTIONS	6,095,607

OIL AND GAS EXTRACTION - 2.22%
39,108	*	Cameron International Corp	2,074,679
39,545		Schlumberger Ltd	2,497,662
		TOTAL OIL AND GAS EXTRACTION	4,572,341

PETROLEUM AND COAL PRODUCTS - 7.13%
12,587		Cabot Oil & Gas Corp	763,402
19,155		Devon Energy Corp	1,284,917
109,083		Exxon Mobil Corp	8,359,030
22,611		Hess Corp	1,120,827
15,407		Marathon Oil Corp	1,425,148
26,769		Noble Energy, Inc	1,313,555
4,337		Petroleo Brasileiro S.A. (ADR)	446,668
		TOTAL PETROLEUM AND COAL PRODUCTS	14,713,547

PRINTING AND PUBLISHING - 0.25%
9,147		Meredith Corp	515,433
		TOTAL PRINTING AND PUBLISHING	515,433

REAL ESTATE - 0.21%
28,600		Urban Corp	434,029
		TOTAL REAL ESTATE	434,029

SECURITY AND COMMODITY BROKERS - 3.32%
11,322		AllianceBernstein Holding LP	910,289
9,601		Bear Stearns Cos, Inc	1,562,851
29,588		Lazard Ltd (Class A)	1,400,696
35,441		Morgan Stanley	2,885,961
778	*	Nymex Holdings, Inc	96,480
		TOTAL SECURITY AND COMMODITY BROKERS	6,856,277

TOBACCO PRODUCTS - 3.94%
94,717		Altria Group, Inc	8,128,613
		TOTAL TOBACCO PRODUCTS	8,128,613

TRANSPORTATION BY AIR - 0.50%
34,417	*	AMR Corp	1,040,426
		TOTAL TRANSPORTATION BY AIR	1,040,426

TRANSPORTATION EQUIPMENT - 4.23%
32,366		Boeing Co	2,875,395
93,258	*	Ford Motor Co	700,368
8,674		Goodrich Corp	395,101

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
17,633		ITT Industries, Inc	$1,001,906
16,187		Raytheon Co	854,674
14,063	*	Spirit Aerosystems Holdings, Inc (Class A)	470,689
38,973		United Technologies Corp	2,436,592
		TOTAL TRANSPORTATION EQUIPMENT	8,734,725

TRUCKING AND WAREHOUSING - 0.39%
4,405		DSV A/S	804,766
		TOTAL TRUCKING AND WAREHOUSING	804,766

WHOLESALE TRADE-NONDURABLE GOODS - 0.35%
19,578		Sysco Corp	719,687
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	719,687

		TOTAL COMMON STOCKS	205,469,325
		(Cost $173,824,288)

PRINCIPAL		ISSUER

SHORT TERM INVESTMENTS - 0.58%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.58%
$ 1,200,000		Federal Home Loan Bank (FHLB) 4.800%, 01/02/07	1,199,353
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,199,353

		TOTAL SHORT-TERM INVESTMENTS	1,199,353
		(Cost $1,199,840)

		TOTAL PORTFOLIO - 100.17%	206,668,678
		(Cost $175,024,128)

		OTHER ASSETS & LIABILITIES, NET - (0.17)%	(344,632)

		NET ASSETS - 100.00%	$206,324,046

	*	Non-income producing

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.28%
AGRICULTURAL SERVICES - 0.02%
102,435		AWB Ltd	$249,039
		TOTAL AGRICULTURAL SERVICES	249,039

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
557,000		Toyobo Co Ltd	1,680,291
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,680,291

BUSINESS SERVICES - 3.29%
428,353		Adecco S.A.	29,265,808
348		NTT Data Corp	1,742,851
48,100		Secom Co Ltd	2,493,820
380,395		WPP Group plc	5,142,889
		TOTAL BUSINESS SERVICES	38,645,368

CHEMICALS AND ALLIED PRODUCTS - 9.06%
222,000		Air Water, Inc	2,357,951
1,450	*	Arkema	74,515
1,304,652		Bayer AG.	70,024,619
77,764		Dr Reddy's Laboratories Ltd	1,425,263
382,039	*	Dyno Nobel Ltd	717,716
65,000		JSR Corp	1,682,282
83,000		Kaken Pharmaceutical Co Ltd	647,931
51,500		Kuraray Co Ltd	607,588
399,000		Nippon Paint Co Ltd	2,092,147
100,000		Nippon Shokubai Co Ltd	1,062,981
272,350		Reckitt Benckiser plc	12,446,202
51,500		Shin-Etsu Chemical Co Ltd	3,449,057
107,800		Takeda Pharmaceutical Co Ltd	7,400,748
306,000		Teijin Ltd	1,884,778
39,000		Tsumura & Co	911,054
		TOTAL CHEMICALS AND ALLIED PRODUCTS	106,784,832

COAL MINING - 0.08%
720,000	*	China Coal Energy Co	467,454
12,700		Sasol Ltd (ADR)	468,630
		TOTAL COAL MINING	936,084

COMMUNICATIONS - 1.42%
61,000	*	China Communications Services Corp Ltd	34,820
686		KDDI Corp	4,651,922
33,738		News Corp (Class B)	757,652
375		Nippon Telegraph & Telephone Corp	1,846,561
657,600		Royal KPN NV	9,349,023
		TOTAL COMMUNICATIONS	16,639,978

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 8.90%
151,249		Australia & New Zealand Banking Group Ltd	$3,367,934
303,500	*	China Merchants Bank Co Ltd	643,030
55		DBS Group Holdings Ltd	810
28,194		ICICI Bank Ltd (ADR)	1,176,818
4,917,000	*	Industrial & Commercial Bank of China	3,053,252
223,208		Julius Baer Holding AG.	24,583,105
17,000	v*	Kazkommertsbank (GDR)	392,700
831		Mitsubishi UFJ Financial Group, Inc	10,264,863
646		Mizuho Financial Group. Inc	4,614,092
1,409,100		Nordea Bank AB	21,715,036
142,758		Societe Generale	24,234,280
566		Sumitomo Mitsui Financial Group, Inc	5,802,445
380,000		Sumitomo Trust & Banking Co Ltd	3,985,043
256,585	*	Yes Bank Ltd	780,016
		TOTAL DEPOSITORY INSTITUTIONS	104,613,424

ELECTRIC, GAS, AND SANITARY SERVICES - 4.39%
1,548,106		Fortum Oyj	44,059,356
367,000		Hong Kong & China Gas Ltd	825,695
5,873,000		Xinao Gas Holdings Ltd	6,644,434
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	51,529,485

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.12%
65,790		Advantest Corp	3,770,327
121,506		Crompton Greaves Ltd	573,214
14,600		Fanuc Ltd	1,437,856
8,300		Hirose Electric Co Ltd	942,255
71,200		Hitachi Maxell Ltd	1,061,972
67,600		Hoya Corp	2,635,721
29,100		Kyocera Corp	2,743,599
16,900	*	NEC Electronics Corp	494,198
29,000		NGK Spark Plug Co Ltd	545,859
9,700		Rohm Co Ltd	965,884
142,044		Satyam Computer Services Ltd	1,551,380
122,700		Sony Corp	5,258,350
35,000		Sumco Corp	2,958,699
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	24,939,314

FABRICATED METAL PRODUCTS - 0.07%
73,596		Tata Steel Ltd	801,890
		TOTAL FABRICATED METAL PRODUCTS	801,890

FOOD AND KINDRED PRODUCTS - 7.29%
62,000		Ajinomoto Co, Inc	819,512
243,604		Bajaj Hindusthan Ltd	1,210,590
27,000	*	Cosan SA Industria e Comercio	564,896
301,322		Groupe Danone	45,662,683
213,000		Meiji Seika Kaisha Ltd	1,018,419
159,000		Nichirei Corp	891,164
410,000		Nippon Formula Feed Manufacturing Co Ltd	596,025
1,142,000		Nisshin Oillio Group Ltd	7,417,890
218,000		Nosan Corp	560,548
638,000		Olam International Ltd	886,024
289,500		PT Astra Agro Lestari Tbk	405,593

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
956,200		Sampo Oyj (A Shares)	$25,597,962
		TOTAL FOOD AND KINDRED PRODUCTS	85,631,306

FOOD STORES - 0.70%
812,521		Tesco plc	6,435,196
104,092		Woolworths Ltd	1,963,736
		TOTAL FOOD STORES	8,398,932

GENERAL BUILDING CONTRACTORS - 1.42%
27,300		Daito Trust Construction Co Ltd	1,252,536
239,450		Fletcher Building Ltd	1,864,179
272,885		Lend Lease Corp Ltd	3,971,994
252,000		Sekisui Chemical Co Ltd	2,009,563
107,000		Sekisui House Ltd	1,558,178
9,982,000		Shanghai Forte Land Co	4,465,932
322,000		Shimizu Corp	1,609,932
		TOTAL GENERAL BUILDING CONTRACTORS	16,732,314

HEALTH SERVICES - 0.22%
1,656,000	*	Wilmar International Ltd	2,623,687
		TOTAL HEALTH SERVICES	2,623,687

HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.28%
394,087		Vinci S.A.	50,356,573
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	50,356,573

HOLDING AND OTHER INVESTMENT OFFICES - 10.71%
5,227,835	*	Ashmore Group plc	26,485,664
1,610,995		GEA Group AG.	36,300,818
430,000		iShares MSCI EAFE Index Fund	31,484,600
2,932,526		Man Group plc	30,015,428
2,264,300		Noble Group Ltd	1,623,948
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	125,910,458

HOTELS AND OTHER LODGING PLACES - 4.10%
610,813		Accor S.A.	47,329,844
245,150		Indian Hotels Co Ltd	856,585
59,000	*	Shanghai Jin Jiang International Hotels Group Co Ltd	28,293
		TOTAL HOTELS AND OTHER LODGING PLACES	48,214,722

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.80%
119,100		Canon, Inc	6,705,349
63,500		FUJIFILM Holdings Corp	2,609,260
142,600		Komatsu Ltd	2,893,820
128,000		Konica Minolta Holdings, Inc	1,806,983
34,700		Melco Holdings, Inc	970,976
251,489		Rheinmetall AG.	19,082,025
73,900		Riso Kagaku Corp	1,456,204
14,100		SMC Corp	1,999,983
85,000		Sumitomo Heavy Industries Ltd	892,820
63,600		Tokyo Seimitsu Co Ltd	3,003,504
120,200		Toyota Tsusho Corp	3,222,033
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	44,642,957

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 3.73%
424,550		Phonak Holding AG.	$33,796,758
79,591		Tecan Group AG.	4,993,625
127,600		Terumo Corp	5,018,008
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	43,808,391

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
132,197		QBE Insurance Group Ltd	3,010,477
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,010,477

INSURANCE CARRIERS - 2.48%
654,000		Aioi Insurance Co Ltd	4,616,277
716,944		AMP Ltd	5,715,768
90,000		Insurance Australia Group Ltd	451,112
38,100		Millea Holdings, Inc	1,344,649
179,000		Nipponkoa Insurance Co Ltd	1,451,494
18,850		T&D Holdings, Inc	1,246,582
53,143		Zurich Financial Services AG.	14,305,215
		TOTAL INSURANCE CARRIERS	29,131,097

LUMBER AND WOOD PRODUCTS - 0.07%
2,655,000	*	Sumalindo Lestari Jaya Tbk PT	804,456
		TOTAL LUMBER AND WOOD PRODUCTS	804,456

METAL MINING - 2.75%
381,884		BHP Billiton Ltd	7,626,406
13,400		Cameco Corp	542,366
90,794		MMC Norilsk Nickel (ADR)	14,345,452
36,549		Newcrest Mining Ltd	760,193
627,085		Oxiana Ltd	1,569,111
119,021	*	Paladin Resources Ltd	836,145
89,814	*	Polyus Gold (ADR)	4,355,979
25,212		Rio Tinto Ltd	1,478,645
40,000	*	Zhaojin Mining Industry Co Ltd	79,812
47,981		Zinifex Ltd	711,646
		TOTAL METAL MINING	32,305,755

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
1,378,279		Futuris Corp Ltd	2,143,243
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,143,243

MISCELLANEOUS RETAIL - 0.09%
158,000		Origin Energy Ltd	1,031,408
		TOTAL MISCELLANEOUS RETAIL	1,031,408

NONCLASSIFIABLE ESTABLISHMENTS - 1.92%
231,844		Siemens AG.	22,996,183
		TOTAL NONCLASSIFIABLE ESTABLISHMENTS	22,996,183

NONDEPOSITORY INSTITUTIONS - 5.69%
1,785,357	*	Collins Stewart plc	8,879,069
24,200		Credit Saison Co Ltd	833,746
370,830		Deutsche Postbank AG.	31,314,098
49,795		Hypo Real Estate Holding AG.	3,138,028

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
1,785,357	*	Tullett Prebon plc	$22,722,026
		TOTAL NONDEPOSITORY INSTITUTIONS	66,886,967

OIL AND GAS EXTRACTION - 1.29%
90		Inpex Holdings, Inc	739,633
19,500		Japan Petroleum Exploration Co	1,160,119
33,100	v*	KazMunaiGas Exploration Production (GDR)	809,626
4,128,000		PetroChina Co Ltd	5,848,394
17,788		Petroleo Brasileiro S.A. (ADR)	1,831,986
47,102		Total S.A.	3,397,960
47,107		Woodside Petroleum Ltd	1,417,073
		TOTAL OIL AND GAS EXTRACTION	15,204,791

PETROLEUM AND COAL PRODUCTS - 0.98%
341,500		ENI S.p.A.	11,486,265
		TOTAL PETROLEUM AND COAL PRODUCTS	11,486,265

PRIMARY METAL INDUSTRIES - 0.42%
565,000		Nippon Steel Corp	3,247,427
127,000		Sumitomo Metal Mining Co Ltd	1,629,587
		TOTAL PRIMARY METAL INDUSTRIES	4,877,014

RAILROAD TRANSPORTATION - 0.24%
429		East Japan Railway Co	2,865,888
		TOTAL RAILROAD TRANSPORTATION	2,865,888

REAL ESTATE - 1.01%
181,000		Mitsui Fudosan Co Ltd	4,418,344
3,230		ORIX Corp	935,032
61,329	*	Parsvnath Developers Ltd	636,223
1,528,500	*	Shui On Land Ltd	1,334,291
107,000		Sumitomo Realty & Development Co Ltd	3,434,646
69,018		Westfield Group	1,143,517
		TOTAL REAL ESTATE	11,902,053

SECURITY AND COMMODITY BROKERS - 0.26%
48,246		Macquarie Bank Ltd	3,005,878
		TOTAL SECURITY AND COMMODITY BROKERS	3,005,878

SPECIAL TRADE CONTRACTORS - 0.11%
132,000		Takasago Thermal Engineering Co Ltd	1,234,536
		TOTAL SPECIAL TRADE CONTRACTORS	1,234,536

STONE, CLAY, AND GLASS PRODUCTS - 1.74%
371,295		CSR Ltd	1,099,052
134,296		Holcim Ltd	12,310,926
105,000		Krosaki Harima Corp	418,218
234,000		NGK Insulators Ltd	3,614,067
191,000		Nippon Sheet Glass Co Ltd	895,576
645,000		Sumitomo Osaka Cement Co Ltd	2,108,357
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	20,446,196

TOBACCO PRODUCTS - 0.47%
1,130		Japan Tobacco, Inc	5,459,855
		TOTAL TOBACCO PRODUCTS	5,459,855

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.16%
524,000		All Nippon Airways Co Ltd	$1,853,737
		TOTAL TRANSPORTATION BY AIR	1,853,737

TRANSPORTATION EQUIPMENT - 7.27%
37,300		Denso Corp	1,479,400
2,555,883	*	Fiat S.p.A.	48,853,786
189,200		Honda Motor Co Ltd	7,472,291
299,000		Keppel Corp Ltd	3,431,068
58,000		Mitsuba Corp	457,157
169,000		NHK Spring Co Ltd	1,776,556
357,000		NSK Ltd	3,518,852
94,400		Toyota Industries Corp	4,339,045
210,700		Toyota Motor Corp	14,093,290
		TOTAL TRANSPORTATION EQUIPMENT	85,421,445

TRUCKING AND WAREHOUSING - 5.66%
2,208,024		Deutsche Post AG.	66,571,537
		TOTAL TRUCKING AND WAREHOUSING	66,571,537

WHOLESALE TRADE-DURABLE GOODS - 0.26%
579,000	*	China Communications Construction Co Ltd	572,427
32,600		Sumitomo Corp	487,884
55,000	*	TMK OAO (GDR)	1,925,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,985,311

WHOLESALE TRADE-NONDURABLE GOODS - 0.19%
56,300		Mitsubishi Corp	1,059,720
473,110		Sigma Pharmaceuticals Ltd	1,116,603
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,176,323

		TOTAL COMMON STOCKS	1,166,939,460
		(Cost $955,305,268)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.48%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.48%
$ 29,130,000		Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	29,114,302
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	29,114,302

		TOTAL SHORT-TERM INVESTMENTS	29,114,302
		(Cost $29,126,116)

		TOTAL PORTFOLIO - 101.76%
		(Cost $984,431,384)	1,196,053,762
		OTHER ASSETS & LIABILITIES, NET- (1.76)%	(20,662,602)

		NET ASSETS - 100.00%	$1,175,391,160

	*	Non-income producing
	v	Security valued at fair value

		ABBREVIATION:
		ADR - American Depositary Receipt
		GDR - Global Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY (Unaudited)
December 31, 2006

		% OF
		MARKET
	VALUE	VALUE
DOMESTIC
UNITED STATES	$60,991,602	5.10%
TOTAL DOMESTIC	60,991,602	5.10

FOREIGN
AUSTRALIA	44,144,355	3.69
BRAZIL	2,396,882	0.20
CANADA	542,366	0.04
FINLAND	69,657,318	5.82
FRANCE	171,055,854	14.30
GERMANY	249,427,308	20.85
HONG KONG	23,997,833	2.01
INDIA	9,011,978	0.75
INDONESIA	1,210,049	0.10
ITALY	60,340,051	5.04
JAPAN	208,497,793	17.43
KAZAKHSTAN	809,626	0.07
NETHERLANDS	9,349,023	0.78
NEW ZEALAND	1,864,179	0.16
RUSSIA	20,626,431	1.73
SINGAPORE	8,565,537	0.72
SOUTH AFRICA	468,630	0.04
SWEDEN	21,715,036	1.82
SWITZERLAND	119,255,437	9.97
UNITED KINGDOM	112,126,474	9.38

TOTAL FOREIGN	1,135,062,160	94.90

TOTAL PORTFOLIO	$1,196,053,762	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.27%

APPAREL AND ACCESSORY STORES - 0.87%
4,670	*	J Crew Group, Inc	$180,029
		TOTAL APPAREL AND ACCESSORY STORES	180,029

APPAREL AND OTHER TEXTILE PRODUCTS - 1.04%
2,794		Polo Ralph Lauren Corp	216,982
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	216,982

BUSINESS SERVICES - 11.15%
10,057	*	Adobe Systems, Inc	413,544
543	*	Cognizant Technology Solutions Corp (Class A)	41,898
2,995	*	eBay, Inc	90,060
6,094	*	Electronic Arts, Inc	306,894
1,397	*	Google, Inc (Class A)	643,291
16,879		Microsoft Corp	504,007
12,383	*	Yahoo!, Inc	316,262
		TOTAL BUSINESS SERVICES	2,315,956

CHEMICALS AND ALLIED PRODUCTS - 13.10%
6,918		Abbott Laboratories	336,976
3,771	*	Amgen, Inc	257,597
35		Eli Lilly & Co	1,824
3,231	*	Genentech, Inc	262,131
4,653	*	Gilead Sciences, Inc	302,119
7,669	*	Keryx Biopharmaceuticals, Inc	101,998
7,884		Monsanto Co	414,147
7,438		Procter & Gamble Co	478,040
1,205		Roche Holding AG.	216,079
6,884		Wyeth	350,533
		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,721,444

COMMUNICATIONS - 2.56%
3,897		America Movil S.A. de C.V.(Series L) (ADR)	176,222
4,147		AT&T, Inc	148,255
920	*	Comcast Corp (Class A)	38,944
5,877		Grupo Televisa S.A. (ADR)	158,738
248	*	Viacom, Inc (Class B)	10,175
		TOTAL COMMUNICATIONS	532,334

EATING AND DRINKING PLACES - 1.34%
7,879	*	Starbucks Corp	279,074
		TOTAL EATING AND DRINKING PLACES	279,074

ELECTRIC, GAS, AND SANITARY SERVICES - 0.81%
5,894		Fortum Oyj	167,744
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	167,744

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.91%
5,839	*	Apple Computer, Inc	$495,381
2,170	*	Broadcom Corp (Class A)	70,113
23,727	*	Cisco Systems, Inc	648,459
2,667		Cooper Industries Ltd (Class A)	241,177
8,042		Emerson Electric Co	354,572
5,372		Intel Corp	108,783
8,908	*	Marvell Technology Group Ltd	170,945
12,535		Motorola, Inc	257,720
4,181		National Semiconductor Corp	94,909
4,004	*	Network Appliance, Inc	157,277
403	*	Nvidia Corp	14,915
13,731		Qualcomm, Inc	518,894
5,969		Texas Instruments, Inc	171,907
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,305,052

ENGINEERING AND MANAGEMENT SERVICES - 3.32%
5,293	*	Celgene Corp	304,506
1,490		Fluor Corp	121,659
6,679		Paychex, Inc	264,088
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	690,253

FOOD AND KINDRED PRODUCTS - 2.34%
7,759		PepsiCo, Inc	485,325
		TOTAL FOOD AND KINDRED PRODUCTS	485,325

FURNITURE AND HOMEFURNISHINGS STORES - 0.72%
2,699	*	GameStop Corp (Class A)	148,742
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	148,742

GENERAL MERCHANDISE STORES - 1.90%
6,425		Target Corp	366,546
624		Wal-Mart Stores, Inc	28,816
		TOTAL GENERAL MERCHANDISE STORES	395,362

HEALTH SERVICES - 0.76%
2,967	*	Medco Health Solutions, Inc	158,556
		TOTAL HEALTH SERVICES	158,556

HOLDING AND OTHER INVESTMENT OFFICES - 0.84%
1,241		Alcon, Inc	138,707
48		Hugoton Royalty Trust	1,181
622		iShares Russell 1000 Growth Index Fund	34,210
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	174,098

HOTELS AND OTHER LODGING PLACES - 1.93%
3,065		Hilton Hotels Corp	106,969
4,719		Starwood Hotels & Resorts Worldwide, Inc	294,938
		TOTAL HOTELS AND OTHER LODGING PLACES	401,907

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.81%
1,518	*	Alstom RGPT	205,793
3,838		Applied Materials, Inc	70,811
4,717		General Electric Co	175,520
5,273		Hewlett-Packard Co	217,195
7,157		International Game Technology	330,653
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	999,972

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 4.70%
5,573		Johnson & Johnson	$367,929
2,130		Medtronic, Inc	113,976
5,610	*	St. Jude Medical, Inc	205,102
3,701	*	Zimmer Holdings, Inc	290,084
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	977,091

INSURANCE CARRIERS - 2.65%
3,510		Aetna, Inc	151,562
2,726		American International Group, Inc	195,345
8,405		Progressive Corp	203,569
		TOTAL INSURANCE CARRIERS	550,476

LEATHER AND LEATHER PRODUCTS - 1.46%
7,082	*	Coach, Inc	304,243
		TOTAL LEATHER AND LEATHER PRODUCTS	304,243

METAL MINING - 1.07%
4,571		Anglo American plc	222,943
		TOTAL METAL MINING	222,943

MISCELLANEOUS RETAIL - 2.06%
5,313		Best Buy Co, Inc	261,346
6,279		Staples, Inc	167,649
		TOTAL MISCELLANEOUS RETAIL	428,995

MOTION PICTURES - 0.25%
1,489		Walt Disney Co	51,028
		TOTAL MOTION PICTURES	51,028

NONDEPOSITORY INSTITUTIONS - 2.14%
7,332		American Express Co	444,832
		TOTAL NONDEPOSITORY INSTITUTIONS	444,832

OIL AND GAS EXTRACTION - 2.60%
152		Halliburton Co	4,720
3,686		Schlumberger Ltd	232,808
6,427		XTO Energy, Inc	302,390
		TOTAL OIL AND GAS EXTRACTION	539,918

PETROLEUM AND COAL PRODUCTS - 0.91%
2,398	*	Suncor Energy, Inc	189,226
		TOTAL PETROLEUM AND COAL PRODUCTS	189,226

PRIMARY METAL INDUSTRIES - 2.20%
8,044		BHP Billiton plc	147,184
16,541	*	Corning, Inc	309,482
		TOTAL PRIMARY METAL INDUSTRIES	456,666

RAILROAD TRANSPORTATION - 0.40%
2,425		CSX Corp	83,493
		TOTAL RAILROAD TRANSPORTATION	83,493

SECURITY AND COMMODITY BROKERS - 6.10%
20,798		Charles Schwab Corp	402,233
538		Chicago Mercantile Exchange Holdings, Inc	274,246
1,506		Goldman Sachs Group, Inc	300,221

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
1,818		Merrill Lynch & Co, Inc	$169,256
7,523		TD Ameritrade Holding Corp	121,722
		TOTAL SECURITY AND COMMODITY BROKERS	1,267,678

TOBACCO PRODUCTS - 2.75%
6,667		Altria Group, Inc	572,162
		TOTAL TOBACCO PRODUCTS	572,162

TRANSPORTATION EQUIPMENT - 4.40%
4,887		Boeing Co	434,160
1,459	*	Spirit Aerosystems Holdings, Inc (Class A)	48,832
6,886		United Technologies Corp	430,512
		TOTAL TRANSPORTATION EQUIPMENT	913,504

TRANSPORTATION SERVICES - 0.43%
2,196		CH Robinson Worldwide, Inc	89,794
		TOTAL TRANSPORTATION SERVICES	89,794

TRUCKING AND WAREHOUSING - 0.56%
1,552		United Parcel Service, Inc (Class B)	116,369
		TOTAL TRUCKING AND WAREHOUSING	116,369

WHOLESALE TRADE-DURABLE GOODS - 0.17%
595	*	WESCO International, Inc	34,992
		TOTAL WHOLESALE TRADE-DURABLE GOODS	34,992

		TOTAL COMMON STOCKS
		(Cost $19,305,728)	20,416,240

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.84%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.84%
$ 360,000		Federal Home Loan Banks (FHLB) 4.800%, 01/02/07	359,806
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	359,806

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $359,952)	359,806

		TOTAL PORTFOLIO - 100.30%
		(Cost $19,665,680)	20,776,046
		OTHER ASSETS & LIABILITIES, NET - (0.30)%	(330,506)

		NET ASSETS - 100.00%	$20,445,540

	*	Non-income producing

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.61%

AMUSEMENT AND RECREATION SERVICES - 0.22%
79,626	*	Bally Technologies, Inc	$1,487,414
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,487,414

APPAREL AND ACCESSORY STORES - 2.37%
833,985		Gap, Inc	16,262,708
		TOTAL APPAREL AND ACCESSORY STORES	16,262,708

APPAREL AND OTHER TEXTILE PRODUCTS - 0.06%
4,023		Liz Claiborne, Inc	174,840
3,049		VF Corp	250,262
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	425,102

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.29%
49,275		Home Depot, Inc	1,978,884
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,978,884

BUSINESS SERVICES - 2.64%
45,138	*	AerCap Holdings NV	1,046,299
23,134	*	Computer Sciences Corp	1,234,662
14,929	*	Double-Take Software, Inc	192,286
90,841	*	DynCorp International, Inc (Class A)	1,441,647
39,226		Fidelity National Information Services, Inc	1,572,570
508,328	*	Novell, Inc	3,151,634
15,008,045		Solomon Systech International Ltd	2,334,666
496,696	*	Sun Microsystems, Inc	2,692,092
175,148	*	Yahoo!, Inc	4,473,280
		TOTAL BUSINESS SERVICES	18,139,136

CHEMICALS AND ALLIED PRODUCTS - 8.41%
111,451		Abbott Laboratories	5,428,778
64,506		Bristol-Myers Squibb Co	1,697,798
62,657		Colgate-Palmolive Co	4,087,743
165,893		Du Pont (E.I.) de Nemours & Co	8,080,648
139,272	*	Hercules, Inc	2,689,342
40,060	*	Invitrogen Corp	2,266,995
94,008	*	Medimmune, Inc	3,043,039
404,345		Pfizer, Inc	10,472,536
46,943		Procter & Gamble Co	3,017,027
49,187	*	Sepracor, Inc	3,028,935
37,998		Unilever plc	1,062,423
78,483		Unilever plc (ADR)	2,183,397
50,792	*	Vertex Pharmaceuticals, Inc	1,900,637
190,410	*	Warner Chilcott Ltd (Class A)	2,631,466
119,184		Wyeth	6,068,849
		TOTAL CHEMICALS AND ALLIED PRODUCTS	57,659,613

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
COAL MINING - 1.36%
107,648		Peabody Energy Corp	$4,350,056
135,818		Sasol Ltd (ADR)	5,011,684
		TOTAL COAL MINING	9,361,740

COMMUNICATIONS - 4.78%
337,606		AT&T, Inc	12,069,415
106,264		BellSouth Corp	5,006,097
32,420		Cablevision Systems Corp (Class A)	923,322
3,136	*	Liberty Media Corp - Capital (Series A)	307,265
15,594	*	Liberty Media Holding Corp (Interactive A)	336,363
68,803	*	Qwest Communications International, Inc	575,881
586,606		Sprint Nextel Corp	11,080,987
5,097,695	*	True Corp PCL	877,177
4,337,300	*	True Corp PCL	746,334
22,909		Verizon Communications, Inc	853,131
		TOTAL COMMUNICATIONS	32,775,972

DEPOSITORY INSTITUTIONS - 17.56%
297,852		Bank of America Corp	15,902,318
335,590		Bank of New York Co, Inc	13,212,178
90,588		Citigroup, Inc	5,045,752
23,124		Colonial Bancgroup, Inc	595,212
625,373		Hudson City Bancorp, Inc	8,680,177
468,638		JPMorgan Chase & Co	22,635,215
603		National City Corp	22,046
167,256		South Financial Group, Inc	4,447,337
225,846		SunTrust Banks, Inc	19,072,695
186,005		TCF Financial Corp	5,100,257
268,837		US Bancorp	9,729,211
78,553		Wachovia Corp	4,473,593
147,530		Washington Mutual, Inc	6,711,140
134,625		Wells Fargo & Co	4,787,265
		TOTAL DEPOSITORY INSTITUTIONS	120,414,396

EATING AND DRINKING PLACES - 1.86%
1,118,441		Compass Group plc	6,350,672
162,127		Darden Restaurants, Inc	6,512,642
		TOTAL EATING AND DRINKING PLACES	12,863,314

ELECTRIC, GAS, AND SANITARY SERVICES - 4.75%
128,703		American Electric Power Co, Inc	5,480,174
27,968		Constellation Energy Group, Inc	1,926,156
8,114		Dominion Resources, Inc	680,278
221,489		DPL, Inc	6,152,964
24,163		Duke Energy Corp	802,453
21,206		Entergy Corp	1,957,738
46,940		Exelon Corp	2,905,117
17,547		FirstEnergy Corp	1,058,084
44,546		FPL Group, Inc	2,424,193
6,133		MDU Resources Group, Inc	157,250
41,008	*	Mirant Corp	1,294,623
57,131		Northeast Utilities	1,608,809

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
48,927	*	NRG Energy, Inc	$2,740,401
27,744		PPL Corp	994,345
417,920	*	Sojitz Holdings Corp	1,271,266
30,260		Southern Co	1,115,384
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	32,569,235

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.03%
143,923		ABB Ltd (ADR)	2,587,736
260,574	*	Agere Systems, Inc	4,995,204
97,849	*	Ciena Corp	2,711,396
116,183	*	Cree, Inc	2,012,290
402,131	*	Finisar Corp	1,298,883
8,458	*	First Solar, Inc	252,048
367,093		Honeywell International, Inc	16,607,287
157,370		Intel Corp	3,186,743
171,851	*	JDS Uniphase Corp	2,863,038
114,713		Qualcomm, Inc	4,335,004
439,662		RadioShack Corp	7,377,528
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	48,227,157

ENGINEERING AND MANAGEMENT SERVICES - 0.50%
408	*	Affymax, Inc	13,888
156,636	*	Infrasource Services, Inc	3,409,966
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,423,854

FABRICATED METAL PRODUCTS - 0.31%
45,535		Illinois Tool Works, Inc	2,103,262
		TOTAL FABRICATED METAL PRODUCTS	2,103,262

FOOD AND KINDRED PRODUCTS - 1.64%
25,776		Coca-Cola Co	1,243,692
89,155		PepsiCo, Inc	5,576,645
171,415	*	Smithfield Foods, Inc	4,398,509
		TOTAL FOOD AND KINDRED PRODUCTS	11,218,846

FORESTRY - 0.25%
42,496		Rayonier, Inc	1,744,461
		TOTAL FORESTRY	1,744,461

GENERAL BUILDING CONTRACTORS - 0.63%
370,100	*	Daikyo, Inc	1,897,072
74,958	*	Toll Brothers, Inc	2,415,896
		TOTAL GENERAL BUILDING CONTRACTORS	4,312,968

HEALTH SERVICES - 1.31%
81,842	*	DaVita, Inc	4,655,173
190,017	*	Healthsouth Corp	4,303,885
		TOTAL HEALTH SERVICES	8,959,058

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.00%**
2,704	*	Canadian Solar, Inc	28,338
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	28,338

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 1.05%
11		Cross Timbers Royalty Trust	$557
41,895		Douglas Emmett, Inc	1,113,988
70,428		General Growth Properties, Inc	3,678,454
60,167		Plum Creek Timber Co, Inc	2,397,655
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,190,654

HOTELS AND OTHER LODGING PLACES - 2.25%
149,491		Accor S.A.	11,583,554
80,753		Orient-Express Hotels Ltd (Class A)	3,821,232
		TOTAL HOTELS AND OTHER LODGING PLACES	15,404,786

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.14%
68,004	*	Alstom RGPT	9,219,208
390		Deere & Co	37,077
75,931		General Electric Co	2,825,393
228,631		Hewlett-Packard Co	9,417,311
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	21,498,989

INSTRUMENTS AND RELATED PRODUCTS - 1.41%
61,780	*	Eagle Test Systems, Inc	900,752
193,281	*	Thermo Electron Corp	8,753,696
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,654,448

INSURANCE AGENTS, BROKERS AND SERVICE - 1.54%
52,120		AON Corp	1,841,921
85,118		Hartford Financial Services Group, Inc	7,942,361
25,001		Marsh & McLennan Cos, Inc	766,531
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	10,550,813

INSURANCE CARRIERS - 7.56%
1,199		Aegon NV	22,721
162,966		Aetna, Inc	7,036,872
232,746		American International Group, Inc	16,678,578
57,451		Aspen Insurance Holdings Ltd	1,514,408
89,506		Axis Capital Holdings Ltd	2,986,815
15,688		Everest Re Group Ltd	1,539,150
15,957	*	First Mercury Financial Corp	375,309
80,359		Max Re Capital Ltd	1,994,510
156,190		Montpelier Re Holdings Ltd	2,906,696
8,998	*	OneBeacon Insurance Group Ltd	251,944
70,524		PartnerRe Ltd	5,009,320
101,226		Platinum Underwriters Holdings Ltd	3,131,932
25,372		St. Paul Travelers Cos, Inc	1,362,223
97,908		XL Capital Ltd (Class A)	7,051,334
		TOTAL INSURANCE CARRIERS	51,861,812

METAL MINING - 0.71%
53,700		Anglo American plc	2,619,128
12,472	*	Barrick Gold Corp	382,890
11,659		MMC Norilsk Nickel (ADR)	1,842,122
		TOTAL METAL MINING	4,844,140

MISCELLANEOUS RETAIL - 1.10%
1,388,523	*	Rite Aid Corp	7,553,565
		TOTAL MISCELLANEOUS RETAIL	7,553,565

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.92%
99,507	*	DreamWorks Animation SKG, Inc (Class A)	$2,934,461
20		News Corp (Class A)	430
62,657		Time Warner, Inc	1,364,669
58,711		Walt Disney Co	2,012,026
		TOTAL MOTION PICTURES	6,311,586

NONDEPOSITORY INSTITUTIONS - 2.26%
210,211		Fannie Mae	12,484,431
44,586		Freddie Mac	3,027,389
		TOTAL NONDEPOSITORY INSTITUTIONS	15,511,820

OIL AND GAS EXTRACTION - 0.96%
4,149		Equitable Resources, Inc	173,221
67,000	v*	KazMunaiGas Exploration Production (GDR)	1,638,820
45,350		Petroleo Brasileiro S.A. (ADR)	4,670,597
1,745		Pogo Producing Co	84,528
		TOTAL OIL AND GAS EXTRACTION	6,567,166

PAPER AND ALLIED PRODUCTS - 1.23%
57,534		Kimberly-Clark Corp	3,909,435
10,183	*	Smurfit-Stone Container Corp	107,532
95,912		Temple-Inland, Inc	4,414,829
		TOTAL PAPER AND ALLIED PRODUCTS	8,431,796

PETROLEUM AND COAL PRODUCTS - 8.26%
98,755		Apache Corp	6,568,195
245,163		Chevron Corp	18,026,835
37,564		ConocoPhillips	2,702,730
72,855		Devon Energy Corp	4,887,113
62,679		EOG Resources, Inc	3,914,304
100,052		Exxon Mobil Corp	7,666,985
17,380		Marathon Oil Corp	1,607,650
31,781		Noble Energy, Inc	1,559,494
198,703		Occidental Petroleum Corp	9,702,667
		TOTAL PETROLEUM AND COAL PRODUCTS	56,635,973

PRIMARY METAL INDUSTRIES - 0.68%
96,432	*	Lone Star Technologies, Inc	4,668,273
		TOTAL PRIMARY METAL INDUSTRIES	4,668,273

PRINTING AND PUBLISHING - 0.38%
43,415		Gannett Co, Inc	2,624,871
		TOTAL PRINTING AND PUBLISHING	2,624,871

RAILROAD TRANSPORTATION - 0.20%
39,271		CSX Corp	1,352,101
		TOTAL RAILROAD TRANSPORTATION	1,352,101

REAL ESTATE - 0.36%
164,400		Urban Corp	2,494,907
		TOTAL REAL ESTATE	2,494,907

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 3.25%
154,363		Morgan Stanley	$12,569,779
223,442		TD Ameritrade Holding Corp	3,615,292
223,444		Waddell & Reed Financial, Inc (Class A)	6,113,428
		TOTAL SECURITY AND COMMODITY BROKERS	22,298,499

TOBACCO PRODUCTS - 3.54%
282,653		Altria Group, Inc	24,257,280
		TOTAL TOBACCO PRODUCTS	24,257,280

TRANSPORTATION BY AIR - 0.96%
260,296	*	JetBlue Airways Corp	3,696,203
66,151	*	UAL Corp	2,910,644
		TOTAL TRANSPORTATION BY AIR	6,606,847

TRANSPORTATION EQUIPMENT - 2.15%
1,109,951	*	Ford Motor Co	8,335,732
75,420		ITT Industries, Inc	4,285,364
11,223		Raytheon Co	592,574
44,992	*	Spirit Aerosystems Holdings, Inc (Class A)	1,505,882
		TOTAL TRANSPORTATION EQUIPMENT	14,719,552

WHOLESALE TRADE-DURABLE GOODS - 0.23%
45,000	*	TMK OAO (GDR)	1,575,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,575,000

WHOLESALE TRADE-NONDURABLE GOODS - 0.50%
80,926	*	Dean Foods Co	3,421,551
1,145	*	Idearc, Inc	32,804
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,454,355

		TOTAL COMMON STOCKS
		(Cost $610,146,061)	690,024,691

		TOTAL PORTFOLIO - 100.61%
		(Cost $610,146,061)	690,024,691
		OTHER ASSETS & LIABILITIES, NET - (0.61)%	(4,168,214)

		NET ASSETS - 100.00%	$685,856,477

	*	Non-income producing
	**	Percentage represents less than 0.01%
	v	Security valued at fair value

		ABBREVIATION:
		ADR - American Depositary Receipt
		GDR - Global Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.84%

APPAREL AND ACCESSORY STORES - 0.93%
90,427		Limited Brands, Inc	$2,616,957
		TOTAL APPAREL AND ACCESSORY STORES	2,616,957

APPAREL AND OTHER TEXTILE PRODUCTS - 2.39%
32,089	*	Guess ?, Inc	2,035,405
60,502		Polo Ralph Lauren Corp	4,698,585
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,733,990

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.00%
93,516	*	Copart, Inc	2,805,480
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,805,480

BUSINESS SERVICES - 11.77%
83,338	*	Adobe Systems, Inc	3,426,859
27,218	*	Akamai Technologies, Inc	1,445,820
38,930	*	Autodesk, Inc	1,575,108
65,778	*	Cerner Corp	2,992,899
38,388	*	Citrix Systems, Inc	1,038,395
56,984	*	Cognizant Technology Solutions Corp (Class A)	4,396,885
106,490	*	Commvault Systems, Inc	2,130,865
20,847	*	DST Systems, Inc	1,305,648
35,765	*	Electronic Arts, Inc	1,801,125
45,443	*	ExlService Holdings, Inc	956,121
50,781	*	F5 Networks, Inc	3,768,458
35,682	*	Focus Media Holding Ltd (ADR)	2,368,928
92,401	*	H&E Equipment Services, Inc	2,288,773
47,385	*	Intuit, Inc	1,445,716
21,148		Omnicom Group, Inc	2,210,812
		TOTAL BUSINESS SERVICES	33,152,412

CHEMICALS AND ALLIED PRODUCTS - 4.04%
49,773	*	Abraxis BioScience, Inc	1,360,794
86,021	*	Adams Respiratory Therapeutics, Inc	3,510,517
86,492		Ecolab, Inc	3,909,438
22,379		Medicis Pharmaceutical Corp (Class A)	786,174
29,319		Shire plc (ADR)	1,810,741
		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,377,664

COAL MINING - 0.82%
71,534		Consol Energy, Inc	2,298,387
		TOTAL COAL MINING	2,298,387

COMMUNICATIONS - 6.86%
96,636	*	American Tower Corp (Class A)	3,602,590
76,137		Global Payments, Inc	3,525,143
129,122	*	NeuStar, Inc (Class A)	4,188,718
84,510	*	NII Holdings, Inc	5,445,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
72,332	*	Univision Communications, Inc (Class A)	$2,561,999
		TOTAL COMMUNICATIONS	19,324,274

DEPOSITORY INSTITUTIONS - 1.44%
125,815		Hudson City Bancorp, Inc	1,746,312
38,380		Northern Trust Corp	2,329,282
		TOTAL DEPOSITORY INSTITUTIONS	4,075,594

EATING AND DRINKING PLACES - 1.34%
26,166	*	Chipotle Mexican Grill, Inc (Class A)	1,491,462
38,833		Yum! Brands, Inc	2,283,380
		TOTAL EATING AND DRINKING PLACES	3,774,842

ELECTRIC, GAS, AND SANITARY SERVICES - 2.49%
47,398		Constellation Energy Group, Inc	3,264,300
169,931	*	Covanta Holding Corp	3,745,279
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,009,579

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.58%
6,536	*	Acme Packet, Inc	134,903
28,293		Amphenol Corp (Class A)	1,756,429
146,495	*	Fairchild Semiconductor International, Inc	2,462,581
39,289		L-3 Communications Holdings, Inc	3,213,054
65,963	*	MEMC Electronic Materials, Inc	2,581,792
101,866	*	Network Appliance, Inc	4,001,296
68,652	*	Nvidia Corp	2,540,811
937	*	Optium Corp	23,369
101,570	*	QLogic Corp	2,226,414
50,932	*	Thomas & Betts Corp	2,408,065
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	21,348,714

ENGINEERING AND MANAGEMENT SERVICES - 4.25%
43,812	*	Celgene Corp	2,520,504
75,696	*	Infrasource Services, Inc	1,647,902
38,143	*	Jacobs Engineering Group, Inc	3,110,180
118,921		Paychex, Inc	4,702,136
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,980,722

FOOD AND KINDRED PRODUCTS - 2.53%
60,573	*	Constellation Brands, Inc (Class A)	1,757,828
58,927	*	Hansen Natural Corp	1,984,661
88,012		McCormick & Co, Inc	3,393,743
		TOTAL FOOD AND KINDRED PRODUCTS	7,136,232

FURNITURE AND FIXTURES - 0.76%
59,245		Herman Miller, Inc	2,154,148
		TOTAL FURNITURE AND FIXTURES	2,154,148

FURNITURE AND HOMEFURNISHINGS STORES - 0.99%
50,458	*	GameStop Corp (Class A)	2,780,740
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,780,740

GENERAL MERCHANDISE STORES - 1.96%
30,265		JC Penney Co, Inc	2,341,300
111,969		TJX Cos, Inc	3,193,356
		TOTAL GENERAL MERCHANDISE STORES	5,534,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 2.41%
25,658	*	Express Scripts, Inc	$1,837,113
60,707		Manor Care, Inc	2,848,372
137,789	*	Nektar Therapeutics	2,095,771
		TOTAL HEALTH SERVICES	6,781,256

HOLDING AND OTHER INVESTMENT OFFICES - 2.32%
58,219		Global Signal, Inc	3,066,395
11,972		iShares Russell Midcap Growth Index Fund	1,233,954
25,726		Macerich Co	2,227,100
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,527,449

HOTELS AND OTHER LODGING PLACES - 1.88%
152,021		Hilton Hotels Corp	5,305,533
		TOTAL HOTELS AND OTHER LODGING PLACES	5,305,533

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.01%
30,804	*	Flowserve Corp	1,554,678
114,259		International Game Technology	5,278,766
4,015	*	Isilon Systems, Inc	110,814
61,880	*	Netgear, Inc	1,624,350
90,354	*	Riverbed Technology, Inc	2,773,868
64,627		Smith International, Inc	2,654,231
6,962	*	Verigy Ltd	123,576
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	14,120,283

INSTRUMENTS AND RELATED PRODUCTS - 12.53%
56,865	*	Agilent Technologies, Inc	1,981,745
42,984		Allergan, Inc	5,146,904
49,813		Bard (C.R.), Inc	4,132,985
27,009	*	Hologic, Inc	1,276,986
62,069	*	Intuitive Surgical, Inc	5,952,417
61,160		Kla-Tencor Corp	3,042,710
57,016	*	Resmed, Inc	2,806,328
72,014		Rockwell Collins, Inc	4,557,766
105,508	*	Thermo Electron Corp	4,778,457
32,033	*	Trimble Navigation Ltd	1,625,034
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	35,301,332

INSURANCE CARRIERS - 0.46%
54,916	*	First Mercury Financial Corp	1,291,624
		TOTAL INSURANCE CARRIERS	1,291,624

JUSTICE, PUBLIC ORDER AND SAFETY - 1.09%
67,729	*	Corrections Corp of America	3,063,383
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,063,383

LEATHER AND LEATHER PRODUCTS - 2.07%
135,779	*	Coach, Inc	5,833,066
		TOTAL LEATHER AND LEATHER PRODUCTS	5,833,066

METAL MINING - 1.29%
37,279		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,077,559
28,884		Southern Copper Corp	1,556,559
		TOTAL METAL MINING	3,634,118

MISCELLANEOUS RETAIL - 2.37%
69,734	*	Nutri/System, Inc	4,420,438

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
59,460	*	Office Depot, Inc	$2,269,588
		TOTAL MISCELLANEOUS RETAIL	6,690,026

MOTION PICTURES - 1.03%
98,441	*	DreamWorks Animation SKG, Inc (Class A)	2,903,025
		TOTAL MOTION PICTURES	2,903,025

OIL AND GAS EXTRACTION - 4.90%
97,331	*	Denbury Resources, Inc	2,704,828
87,290		Equitable Resources, Inc	3,644,358
46,789	*	National Oilwell Varco, Inc	2,862,551
52,347	*	Southwestern Energy Co	1,834,762
58,444		XTO Energy, Inc	2,749,790
		TOTAL OIL AND GAS EXTRACTION	13,796,289

PRIMARY METAL INDUSTRIES - 2.01%
36,296		Precision Castparts Corp	2,841,251
95,896	*	Titanium Metals Corp	2,829,891
		TOTAL PRIMARY METAL INDUSTRIES	5,671,142

PRINTING AND PUBLISHING - 0.55%
22,776		McGraw-Hill Cos, Inc	1,549,224
		TOTAL PRINTING AND PUBLISHING	1,549,224

REAL ESTATE - 2.54%
125,484	*	CB Richard Ellis Group, Inc (Class A)	4,166,069
51,417		Forest City Enterprises, Inc (Class A)	3,002,753
		TOTAL REAL ESTATE	7,168,822

SECURITY AND COMMODITY BROKERS - 3.60%
6,814		Chicago Mercantile Exchange Holdings, Inc	3,473,437
72,494	*	E*Trade Financial Corp	1,625,315
49,667		Greenhill & Co, Inc	3,665,425
29,418		Lazard Ltd (Class A)	1,392,649
		TOTAL SECURITY AND COMMODITY BROKERS	10,156,826

TRANSPORTATION EQUIPMENT - 1.79%
37,397		ITT Industries, Inc	2,124,899
31,178		Textron, Inc	2,923,562
		TOTAL TRANSPORTATION EQUIPMENT	5,048,461

WHOLESALE TRADE-DURABLE GOODS - 0.84%
40,318	*	WESCO International, Inc	2,371,103
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,371,103

		TOTAL COMMON STOCKS
		(Cost $241,740,935)	281,317,353

		TOTAL PORTFOLIO - 99.84%
		(Cost $241,740,935)	281,317,353
		OTHER ASSETS & LIABILITIES, NET - 0.16%	442,159

		NET ASSETS - 100.00%	$281,759,512

	*	Non-income producing

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.92%

BUSINESS SERVICES - 4.08%
37,701	*	AerCap Holdings NV	$873,908
39,000		Automatic Data Processing, Inc	1,920,750
90,000	*	BEA Systems, Inc	1,132,200
32,000	*	CACI International, Inc (Class A)	1,808,000
96,000	*	Computer Sciences Corp	5,123,520
150,000	*	DynCorp International, Inc (Class A)	2,380,500
62,000		First Data Corp	1,582,240
38,000	*	Intuit, Inc	1,159,380
282,000	*	Novell, Inc	1,748,400
18,000		Omnicom Group, Inc	1,881,720
98,000		Waste Management, Inc	3,603,460
		TOTAL BUSINESS SERVICES	23,214,078

CHEMICALS AND ALLIED PRODUCTS - 5.16%
128,000		Alberto-Culver Co	2,745,600
79,000		Clorox Co	5,067,850
110,000		Cytec Industries, Inc	6,216,100
96,000		Georgia Gulf Corp	1,853,760
36,000	*	Invitrogen Corp	2,037,240
30,000		PPG Industries, Inc	1,926,300
101,000		Rohm & Haas Co	5,163,120
34,500		Sigma-Aldrich Corp	2,681,340
122,340	*	Warner Chilcott Ltd (Class A)	1,690,739
		TOTAL CHEMICALS AND ALLIED PRODUCTS	29,382,049

COAL MINING - 0.42%
60,000		Peabody Energy Corp	2,424,600
		TOTAL COAL MINING	2,424,600

COMMUNICATIONS - 1.56%
70,000		Cablevision Systems Corp (Class A)	1,993,600
58,000		CenturyTel, Inc	2,532,280
27,000	*	EchoStar Communications Corp (Class A)	1,026,810
49,000	*	IAC/InterActiveCorp	1,820,840
104,000	*	XM Satellite Radio Holdings, Inc (Class A)	1,502,800
		TOTAL COMMUNICATIONS	8,876,330

DEPOSITORY INSTITUTIONS - 9.56%
57,000		Astoria Financial Corp	1,719,120
73,000		Bank of New York Co, Inc	2,874,010
106,000		Colonial Bancgroup, Inc	2,728,440
41,000		Compass Bancshares, Inc	2,445,650
24,000		Cullen/Frost Bankers, Inc	1,339,680
850,000		Hudson City Bancorp, Inc	11,798,000
83,000		Interchange Financial Services Corp	1,908,170
50,000		Keycorp	1,901,500
119,000		Marshall & Ilsley Corp	5,725,090
70,000		Mercantile Bankshares Corp	3,275,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
41,000		New York Community Bancorp, Inc	$660,100
56,500		Northern Trust Corp	3,428,985
142,000		South Financial Group, Inc	3,775,780
131,000		TCF Financial Corp	3,592,020
60,000		TD Banknorth, Inc	1,936,800
94,000		Valley National Bancorp	2,491,940
70,000		Western Union Co	1,569,400
15,000		Zions Bancorporation	1,236,600
		TOTAL DEPOSITORY INSTITUTIONS	54,406,585

EATING AND DRINKING PLACES - 0.46%
65,000		Darden Restaurants, Inc	2,611,050
		TOTAL EATING AND DRINKING PLACES	2,611,050

ELECTRIC, GAS, AND SANITARY SERVICES - 12.33%
47,000	*	Allegheny Energy, Inc	2,157,770
139,000		American Electric Power Co, Inc	5,918,620
102,000		Constellation Energy Group, Inc	7,024,740
140,500		DPL, Inc	3,903,090
89,000		Edison International	4,047,720
52,000		Energen Corp	2,440,880
94,000		Energy East Corp	2,331,200
74,500		Entergy Corp	6,877,840
33,000		FirstEnergy Corp	1,989,900
142,000		Fortum Oyj	4,041,344
75,000	*	Mirant Corp	2,367,750
37,000		National Fuel Gas Co	1,425,980
46,000		Northeast Utilities	1,295,360
107,000		NorthWestern Corp	3,785,660
109,000	*	NRG Energy, Inc	6,105,090
107,000		Pepco Holdings, Inc	2,783,070
110,000		PPL Corp	3,942,400
28,500		Questar Corp	2,366,925
40,500		Williams Cos, Inc	1,057,860
186,000		Xcel Energy, Inc	4,289,160
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	70,152,359

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.65%
130,000	*	Agere Systems, Inc	2,492,100
234,240		Alcatel S.A. (ADR)	3,330,893
80,000	*	Cree, Inc	1,385,600
131,000	*	Fairchild Semiconductor International, Inc	2,202,110
200,000	*	Gemstar-TV Guide International, Inc	802,000
187,000	*	Infineon Technologies AG. (ADR)	2,623,610
122,500	*	JDS Uniphase Corp	2,040,850
65,000		L-3 Communications Holdings, Inc	5,315,700
70,000		Linear Technology Corp	2,122,400
245,000	*	Sycamore Networks, Inc	921,200
313,000	*	Tellabs, Inc	3,211,380
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,447,843

ENGINEERING AND MANAGEMENT SERVICES - 0.43%
48,000	*	McDermott International, Inc	2,441,280
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,441,280

FABRICATED METAL PRODUCTS - 1.64%
84,000		Ball Corp	3,662,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
272,000	*	Crown Holdings, Inc	$5,690,240
		TOTAL FABRICATED METAL PRODUCTS	9,352,640

FOOD AND KINDRED PRODUCTS - 1.06%
65,000		Coca-Cola Enterprises, Inc	1,327,300
125,000		Del Monte Foods Co	1,378,750
129,000	*	Smithfield Foods, Inc	3,310,140
		TOTAL FOOD AND KINDRED PRODUCTS	6,016,190

FOOD STORES - 1.86%
315,000		Kroger Co	7,267,050
93,000		Supervalu, Inc	3,324,750
		TOTAL FOOD STORES	10,591,800

FORESTRY - 0.42%
58,000		Rayonier, Inc	2,380,900
		TOTAL FORESTRY	2,380,900

GENERAL BUILDING CONTRACTORS - 0.79%
42,000		Lennar Corp (Class A)	2,203,320
42,000		Ryland Group, Inc	2,294,040
		TOTAL GENERAL BUILDING CONTRACTORS	4,497,360

GENERAL MERCHANDISE STORES - 1.40%
118,000		Federated Department Stores, Inc	4,499,340
45,000		JC Penney Co, Inc	3,481,200
		TOTAL GENERAL MERCHANDISE STORES	7,980,540

HEALTH SERVICES - 2.15%
29,500	*	Coventry Health Care, Inc	1,476,475
43,500	*	DaVita, Inc	2,474,280
134,727	*	Healthsouth Corp	3,051,567
139,000	*	Nektar Therapeutics	2,114,190
47,000		Omnicare, Inc	1,815,610
16,500	*	WellPoint, Inc	1,298,385
		TOTAL HEALTH SERVICES	12,230,507

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.74%
108,500		Bouygues S.A.	6,965,025
121,000		Macquarie Infrastructure Co Trust	4,293,080
33,700		Vinci S.A.	4,306,198
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	15,564,303

HOLDING AND OTHER INVESTMENT OFFICES - 12.32%
74,500		Archstone-Smith Trust	4,336,645
52,000		Boston Properties, Inc	5,817,760
47,000		Douglas Emmett, Inc	1,249,730
53,000		Equity Residential	2,689,750
50,000		General Growth Properties, Inc	2,611,500
61,329	v*	GSC Capital Corp	1,410,567
24,390		iShares Russell 1000 Value Index Fund	2,014,858
166,374		iShares Russell Midcap Value Index Fund	24,362,145
81,000		iStar Financial, Inc	3,873,420
127,000		Plum Creek Timber Co, Inc	5,060,950
83,000		Prologis	5,043,910
18,500		Public Storage, Inc	1,803,750
38,000		Reckson Associates Realty Corp	1,732,800

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
83,000		Taubman Centers, Inc	$4,221,380
32,000		Vornado Realty Trust	3,888,000
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	70,117,165

HOTELS AND OTHER LODGING PLACES - 2.80%
84,500		Accor S.A.	6,547,621
159,000		Hilton Hotels Corp	5,549,100
19,250		Orient-Express Hotels Ltd (Class A)	910,910
46,500		Starwood Hotels & Resorts Worldwide, Inc	2,906,250
		TOTAL HOTELS AND OTHER LODGING PLACES	15,913,881

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.73%
32,000		American Standard Cos, Inc	1,467,200
36,000	*	Hydril	2,706,840
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,174,040

INSTRUMENTS AND RELATED PRODUCTS - 4.11%
69,000	*	Agilent Technologies, Inc	2,404,650
37,000	*	Mettler-Toledo International, Inc	2,917,450
75,000	*	Teradyne, Inc	1,122,000
198,000	*	Thermo Electron Corp	8,967,420
35,000	*	Waters Corp	1,713,950
369,000	*	Xerox Corp	6,254,550
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,380,020

INSURANCE AGENTS, BROKERS AND SERVICE - 1.22%
97,000		AON Corp	3,427,980
37,500		Hartford Financial Services Group, Inc	3,499,125
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	6,927,105

INSURANCE CARRIERS - 4.47%
35,000		Aetna, Inc	1,511,300
80,000		Axis Capital Holdings Ltd	2,669,600
46,000	*	CNA Financial Corp	1,854,720
315,000	*	Conseco, Inc	6,293,700
52,500		Genworth Financial, Inc (Class A)	1,796,025
76,000		Max Re Capital Ltd	1,886,320
48,000	*	OneBeacon Insurance Group Ltd	1,344,000
38,000		PartnerRe Ltd	2,699,140
30,000		Safeco Corp	1,876,500
48,500		XL Capital Ltd (Class A)	3,492,970
		TOTAL INSURANCE CARRIERS	25,424,275

METAL MINING - 1.14%
107,000		Anglo American plc	5,218,746
22,500		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,253,925
		TOTAL METAL MINING	6,472,671

MISCELLANEOUS RETAIL - 1.23%
53,000	*	Office Depot, Inc	2,023,010
618,000	*	Rite Aid Corp	3,361,920
9,500	*	Sears Holdings Corp	1,595,335
		TOTAL MISCELLANEOUS RETAIL	6,980,265

MOTION PICTURES - 0.78%
50,000		CBS Corp (Class B)	1,559,000
58,000	*	DreamWorks Animation SKG, Inc (Class A)	1,710,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
56,000		Regal Entertainment Group (Class A)	$1,193,920
		TOTAL MOTION PICTURES	4,463,340

NONDEPOSITORY INSTITUTIONS - 0.70%
71,000		CIT Group, Inc	3,959,670
		TOTAL NONDEPOSITORY INSTITUTIONS	3,959,670

OIL AND GAS EXTRACTION - 1.94%
56,500		Cabot Oil & Gas Corp	3,426,725
25,000	*	Cameron International Corp	1,326,250
90,000		Chesapeake Energy Corp	2,614,500
71,000	*	Forest Oil Corp	2,320,280
45,000	*	Pride International, Inc	1,350,450
		TOTAL OIL AND GAS EXTRACTION	11,038,205

PAPER AND ALLIED PRODUCTS - 1.21%
49,000		Bowater, Inc	1,102,500
56,000		MeadWestvaco Corp	1,683,360
64,000		Temple-Inland, Inc	2,945,920
76,000		Wausau Paper Corp	1,139,240
		TOTAL PAPER AND ALLIED PRODUCTS	6,871,020

PERSONAL SERVICES - 0.32%
230,000	*	Sally Beauty Holdings, Inc	1,794,000
		TOTAL PERSONAL SERVICES	1,794,000

PETROLEUM AND COAL PRODUCTS - 2.09%
67,000		Hess Corp	3,321,190
20,000		Marathon Oil Corp	1,850,000
124,000		Noble Energy, Inc	6,084,680
10,000		Tesoro Corp	657,700
		TOTAL PETROLEUM AND COAL PRODUCTS	11,913,570

PRIMARY METAL INDUSTRIES - 0.46%
33,500		Precision Castparts Corp	2,622,380
		TOTAL PRIMARY METAL INDUSTRIES	2,622,380

PRINTING AND PUBLISHING - 1.39%
57,500		Gannett Co, Inc	3,476,450
45,000		Meredith Corp	2,535,750
61,500		Tribune Co	1,892,970
		TOTAL PRINTING AND PUBLISHING	7,905,170

RAILROAD TRANSPORTATION - 0.82%
136,000		CSX Corp	4,682,480
		TOTAL RAILROAD TRANSPORTATION	4,682,480

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.43%
84,000		Newell Rubbermaid, Inc	2,431,800
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,431,800

SECURITY AND COMMODITY BROKERS - 2.23%
24,000		Bear Stearns Cos, Inc	3,906,720
71,000		Charles Schwab Corp	1,373,140
45,000	*	Cowen Group, Inc	951,750
50,000	*	E*Trade Financial Corp	1,121,000
84,000		Janus Capital Group, Inc	1,813,560
53,000		Jefferies Group, Inc	1,421,460

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
77,000		Waddell & Reed Financial, Inc (Class A)	$2,106,720
		TOTAL SECURITY AND COMMODITY BROKERS	12,694,350

TOBACCO PRODUCTS - 1.42%
104,000		Loews Corp (Carolina Group)	6,730,880
75,000		Vector Group Ltd	1,331,250
		TOTAL TOBACCO PRODUCTS	8,062,130

TRANSPORTATION BY AIR - 1.70%
43,500	*	ACE Aviation Holdings, Inc (Class A)	1,409,651
70,000	*	AMR Corp	2,116,100
113,000	*	JetBlue Airways Corp	1,604,600
103,200	*	UAL Corp	4,540,800
		TOTAL TRANSPORTATION BY AIR	9,671,151

TRANSPORTATION EQUIPMENT - 3.55%
92,000		Autoliv, Inc	5,547,600
945,000	*	Ford Motor Co	7,096,950
20,500		General Dynamics Corp	1,524,175
50,500		ITT Industries, Inc	2,869,410
37,580	*	Spirit Aerosystems Holdings, Inc (Class A)	1,257,803
74,000	*	TRW Automotive Holdings Corp	1,914,380
		TOTAL TRANSPORTATION EQUIPMENT	20,210,318

WATER TRANSPORTATION - 0.67%
114,000	*	Danaos Corp	2,736,000
68,000		Omega Navigation Enterprises, Inc (Class A)	1,064,880
		TOTAL WATER TRANSPORTATION	3,800,880

WHOLESALE TRADE-DURABLE GOODS - 0.18%
29,000	*	TMK OAO (GDR)	1,015,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,015,000

WHOLESALE TRADE-NONDURABLE GOODS - 1.30%
65,000		Akzo Nobel NV (ADR)	3,956,550
81,000	*	Dean Foods Co	3,424,680
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,381,230

		TOTAL COMMON STOCKS
		(Cost $499,611,544)	568,476,530

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.82%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.82%
$ 4,670,000		Federal Home Loan Banks (FHLB) 4.800%, 01/02/07	4,667,483
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	4,667,483

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $4,669,377)	4,667,483

		TOTAL PORTFOLIO - 100.74%
		(Cost $504,280,921)	573,144,013
		OTHER ASSETS & LIABILITIES, NET - (0.74)%	(4,195,308)

		NET ASSETS - 100.00%	$568,948,705

	*	Non-income producing
	v	Security valued at fair value

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.48%
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.23%
580		Seaboard Corp	$1,023,700
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,023,700

AMUSEMENT AND RECREATION SERVICES - 0.54%
23,361		Dover Downs Gaming & Entertainment, Inc	312,337
9,288	*	Live Nation, Inc	208,051
18,500	*	Magna Entertainment Corp	83,435
7,298	*	Marvel Entertainment, Inc	196,389
18,766	*	Pinnacle Entertainment, Inc	621,905
20,756		Speedway Motorsports, Inc	797,030
24,049		Westwood One, Inc	169,786
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,388,933

APPAREL AND ACCESSORY STORES - 1.69%
17,439	*	Aeropostale, Inc	538,342
11,373		Brown Shoe Co, Inc	542,947
5,876		Buckle, Inc	298,795
29,759	*	Carter's, Inc	758,855
29,854		Cato Corp (Class A)	683,955
16,681	*	Charlotte Russe Holding, Inc	512,941
26,253	*	Charming Shoppes, Inc	355,203
3,754	*	Dress Barn, Inc	87,581
16,238	*	Pacific Sunwear Of California, Inc	317,940
83,497	d*	Payless Shoesource, Inc	2,740,372
16,866	*	Tween Brands, Inc	673,459
		TOTAL APPAREL AND ACCESSORY STORES	7,510,390

APPAREL AND OTHER TEXTILE PRODUCTS - 1.35%
6,161		Columbia Sportswear Co	343,168
5,308	*	Gymboree Corp	202,553
63,762		Kellwood Co	2,073,540
76,600	*	Maidenform Brands, Inc	1,387,992
20,391		Phillips-Van Heusen Corp	1,023,016
38,029	*	Warnaco Group, Inc	965,176
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,995,445

AUTO REPAIR, SERVICES AND PARKING - 0.01%
664	*	Wright Express Corp	20,697
		TOTAL AUTO REPAIR, SERVICES AND PARKING	20,697

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.22%
38,384	*	CSK Auto Corp	658,286
10,292		Sonic Automotive, Inc (Class A)	298,880
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	957,166

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.00%**
265	*	Central Garden & Pet Co	$12,831
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	12,831

BUSINESS SERVICES - 12.76%
90,888	*	3Com Corp	373,550
21,332		ABM Industries, Inc	484,450
29,049	*	Actuate Corp	172,551
33,967		Acxiom Corp	871,254
29,665		Administaff, Inc	1,268,772
4,071	*	Advent Software, Inc	143,666
15,431	*	Altiris, Inc	391,639
13,269	*	Ansoft Corp	368,878
14,785	*	aQuantive, Inc	364,598
20,661		Arbitron, Inc	897,514
14,217	*	Ariba, Inc	110,040
118,401	*	Art Technology Group, Inc	275,874
26,878	*	Asset Acceptance Capital Corp	452,088
26,727	*	Avocent Corp	904,709
90,604	*	BISYS Group, Inc	1,169,698
23,100	*	CACI International, Inc (Class A)	1,305,150
13,458		Catalina Marketing Corp	370,095
84,115	*	CBIZ, Inc	586,282
444,299	*	CMGI, Inc	595,361
59,139	*	CNET Networks, Inc	537,574
6,303		Computer Programs & Systems, Inc	214,239
29,246	*	COMSYS IT Partners, Inc	591,062
26,664	*	Covansys Corp	611,939
13,199	*	CSG Systems International, Inc	352,809
1,422	*	DealerTrack Holdings, Inc	41,835
10,553	*	Dendrite International, Inc	113,023
6,143	*	Digital River, Inc	342,718
182,869	*	Earthlink, Inc	1,298,370
16,207	*	eFunds Corp	445,693
39,345	*	Gerber Scientific, Inc	494,173
24,736		Gevity HR, Inc	585,996
21,230	*	Global Cash Access, Inc	344,563
33,669	*	Heidrick & Struggles International, Inc	1,426,219
49,093	*	Hypercom Corp	311,741
34,988	*	Hyperion Solutions Corp	1,257,469
35,378	*	i2 Technologies, Inc	807,326
60,656	*	Informatica Corp	740,610
14,889	*	Infospace, Inc	305,373
2,425	*	Internap Network Services Corp	48,185
23,054		Interpool, Inc	538,541
11,468	*	inVentiv Health, Inc	405,394
17,060	*	Keane, Inc	203,185
11,075		Kelly Services, Inc (Class A)	320,511
33,875	*	Kforce, Inc	412,259
13,852	*	Korn/Ferry International	318,042
12,205	*	Kronos, Inc	448,412
87,557	*	Labor Ready, Inc	1,604,920
511	*	Lawson Software, Inc	3,776
14,544	*	Manhattan Associates, Inc	437,484
13,648	*	Mantech International Corp (Class A)	502,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
18,481	*	Mentor Graphics Corp	$333,212
13,166	*	MicroStrategy, Inc (Class A)	1,501,056
59,613	*	MPS Group, Inc	845,312
20,600	*	Ness Technologies, Inc	293,756
16,207	*	NetFlix, Inc	419,113
18,800	*	Netscout Systems, Inc	156,040
67,685	*	NIC, Inc	336,394
25,787	*	Packeteer, Inc	350,703
24,280	*	Parametric Technology Corp	437,526
49,946	*	Perot Systems Corp (Class A)	818,615
52,852	*	Premiere Global Services, Inc	498,923
19,060	*	Progress Software Corp	532,346
9,537	*	Radisys Corp	158,982
188,541	*	RealNetworks, Inc	2,062,639
57,084	*	Rent-A-Center, Inc	1,684,549
40,332	*	Rewards Network, Inc	280,307
14,406		Rollins, Inc	318,517
112,271	*	Sitel Corp	473,784
23,315	*	Sohu.com, Inc	559,560
22,462		Sotheby's	696,771
103,114	*	Spherion Corp	766,137
32,917	*	SPSS, Inc	989,814
10,500	*	SRA International, Inc (Class A)	280,770
76,968	*	Sybase, Inc	1,901,110
108,192	*	SYKES Enterprises, Inc	1,908,507
12,500		Talx Corp	343,125
30,465	*	TeleTech Holdings, Inc	727,504
30,874		TheStreet.com, Inc	274,779
148,987	*	TIBCO Software, Inc	1,406,437
4,455	*	TNS, Inc	85,759
52,354	*	Transaction Systems Architects, Inc	1,705,170
20,073	*	Travelzoo, Inc	601,186
5,007	*	Trizetto Group, Inc	91,979
29,825		United Online, Inc	396,076
18,671	*	Universal Compression Holdings, Inc	1,159,656
26,253	*	Vasco Data Security International	311,098
8,720	*	Verint Systems, Inc	298,922
51,349		Viad Corp	2,084,769
19,050	*	Vignette Corp	325,184
7,398	*	WebEx Communications, Inc	258,116
38,873	*	webMethods, Inc	286,105
16,696	*	Websense, Inc	381,170
28,622	*	Wind River Systems, Inc	293,376
		TOTAL BUSINESS SERVICES	56,807,120

CHEMICALS AND ALLIED PRODUCTS - 7.18%
7,014	*	Acadia Pharmaceuticals, Inc	61,653
7,363	*	Adams Respiratory Therapeutics, Inc	300,484
10,855	*	Adolor Corp	81,630
8,335	*	Alexion Pharmaceuticals, Inc	336,651
75,607	*	Alkermes, Inc	1,010,866
18,007	*	Alnylam Pharmaceuticals, Inc	385,350
39,348	*	Alpharma, Inc (Class A)	948,287
11,800	*	American Oriental Bioengineering, Inc	137,706

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
54,204	*	Anadys Pharmaceuticals, Inc	$266,684
12,890		Arch Chemicals, Inc	429,366
67,610	*	Aventine Renewable Energy Holdings, Inc	1,592,892
776	*	Bentley Pharmaceuticals, Inc	7,892
1,255	*	BioCryst Pharmaceuticals, Inc	14,508
20,372	*	BioMarin Pharmaceuticals, Inc	333,897
291	*	Chattem, Inc	14,573
3,907	*	Coley Pharmaceutical Group, Inc	37,859
25,589	*	Combinatorx, Inc	221,601
15,266	*	Cotherix, Inc	205,938
14,880	*	Cubist Pharmaceuticals, Inc	269,477
14,217	*	Digene Corp	681,279
41,577	*	Elizabeth Arden, Inc	792,042
12,100	*	Emergent Biosolutions, Inc	135,036
26,158	*	Emisphere Technologies, Inc	138,376
7,488	*	Encysive Pharmaceuticals, Inc	31,524
19,050	*	Enzon Pharmaceuticals, Inc	162,116
139,033	*	Genta, Inc	61,522
37,341		Georgia Gulf Corp	721,055
34,498		H.B. Fuller Co	890,738
25,968	*	Hana Biosciences, Inc	165,416
524	*	Hercules, Inc	10,118
6,682	*	Hi-Tech Pharmacal Co, Inc	81,320
36,476	*	Human Genome Sciences, Inc	453,761
21,798	*	Immucor, Inc	637,156
42,743	*	Indevus Pharmaceuticals, Inc	303,475
4,265	*	Inverness Medical Innovations, Inc	165,056
21,893		Koppers Holdings, Inc	570,751
59,139	*	KV Pharmaceutical Co (Class A)	1,406,325
33,987		Mannatech, Inc	500,629
51,323	*	Medicines Co	1,627,966
3,888		Meridian Bioscience, Inc	95,373
11,752	*	MGI Pharma, Inc	216,354
20,367	*	Nabi Biopharmaceuticals	138,088
18,292	*	NBTY, Inc	760,398
4,550	*	Neurocrine Biosciences, Inc	47,411
10,426	*	New River Pharmaceuticals, Inc	570,406
11,279		NewMarket Corp	666,025
19,879	*	NPS Pharmaceuticals, Inc	90,052
32,887		Olin Corp	543,293
27,299	*	OM Group, Inc	1,236,099
88,565	*	OraSure Technologies, Inc	731,547
8,720	*	OSI Pharmaceuticals, Inc	305,026
42,183	*	Pain Therapeutics, Inc	375,429
2,096	*	Panacos Pharmaceuticals, Inc	8,405
18,794	*	Par Pharmaceutical Cos, Inc	420,422
1,003	*	Parexel International Corp	29,057
112,484		Perrigo Co	1,945,973
30,402	*	Pharmion Corp	782,547
32,648	*	Pioneer Cos, Inc	935,692
90,035	*	PolyOne Corp	675,263
24,547	*	Quidel Corp	334,330
38,005	*	Santarus, Inc	297,579
34,809	*	Sciele Pharma, Inc	835,416

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
26,348	*	Solexa, Inc	$346,476
16,413		Stepan Co	519,800
15,733	*	SuperGen, Inc	79,924
2,314		UAP Holding Corp	58,267
15,663	*	United Therapeutics Corp	851,597
64,365	*	USEC, Inc	818,723
14,311	*	Valeant Pharmaceuticals International	246,722
25,684	*	Viropharma, Inc	376,014
20,647	*	WR Grace & Co	408,811
		TOTAL CHEMICALS AND ALLIED PRODUCTS	31,939,494

COAL MINING - 0.54%
70,417	*	Alpha Natural Resources, Inc	1,002,034
26,264	*	International Coal Group, Inc	143,139
18,156		Penn Virginia Corp	1,271,646
		TOTAL COAL MINING	2,416,819

COMMUNICATIONS - 3.07%
13,476		Atlantic Tele-Network, Inc	394,847
54,850	*	Brightpoint, Inc	737,733
269		Centennial Communications Corp	1,934
177,805	*	Cincinnati Bell, Inc	812,569
853		Citadel Broadcasting Corp	8,496
37,715		Commonwealth Telephone Enterprises, Inc	1,578,750
18,592		Consolidated Communications Holdings, Inc	388,573
71,270	*	Covad Communications Group, Inc	98,353
44,503		CT Communications, Inc	1,020,009
36,109		Entercom Communications Corp (Class A)	1,017,552
13,648	*	Eschelon Telecom, Inc	270,367
5,782		Fairpoint Communications, Inc	109,569
34,825	*	FiberTower Corp	204,771
67,794	*	Foundry Networks, Inc	1,015,554
64,380	*	General Communication, Inc (Class A)	1,012,697
9,119	*	Globalstar, Inc	126,845
14,552		Golden Telecom, Inc	681,616
62,498	*	Lightbridge, Inc	846,223
88,110	*	Mastec, Inc	1,016,789
52,505	*	Syniverse Holdings, Inc	787,050
61,130		USA Mobility, Inc	1,367,478
25,968	*	Vonage Holdings Corp	180,218
		TOTAL COMMUNICATIONS	13,677,993

DEPOSITORY INSTITUTIONS - 8.83%
4,600		1st Source Corp	147,798
14,435		Anchor Bancorp Wisconsin, Inc	416,017
17,022		Bancfirst Corp	919,188
1,125		Bank Mutual Corp	13,624
16,505		Bank of Granite Corp	313,100
18,788		BankUnited Financial Corp (Class A)	525,312
24,865		Boston Private Financial Holdings, Inc	701,442
4,893		Cadence Financial Corp	106,031
474		Capitol Bancorp Ltd	21,899
5,592		Cathay General Bancorp	192,980
43,459	*	Centennial Bank Holdings, Inc	411,122

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
22,900		Center Financial Corp	$548,913
32,697		Central Pacific Financial Corp	1,267,336
14,241		Chemical Financial Corp	474,225
28,338		Chittenden Corp	869,693
54,751		Citizens Banking Corp	1,450,902
1,650		City Bank	59,070
42,598		City Holding Co	1,741,832
11,279		Community Bank System, Inc	259,417
1,804		Community Banks, Inc	50,079
12,963		Community Trust Bancorp, Inc	538,353
27,083		Corus Bankshares, Inc	624,805
15,638		Downey Financial Corp	1,135,006
35,778		First Bancorp	340,964
14,428		First Community Bancorp, Inc	754,152
1,629		First Financial Bankshares, Inc	68,190
1,896		First Financial Holdings, Inc	74,285
6,728		First Midwest Bancorp, Inc	260,239
94,077		First Niagara Financial Group, Inc	1,397,984
12,064	*	First Regional Bancorp	411,262
23,668	*	FirstFed Financial Corp	1,585,046
43,576		FirstMerit Corp	1,051,925
14,321		Flagstar Bancorp, Inc	212,524
7,818		FNB Corp	324,838
51,424		Greater Bay Bancorp	1,353,994
82,872		Hanmi Financial Corp	1,867,106
14,023		Integra Bank Corp	385,913
7,727		International Bancshares Corp	238,842
19,526	*	Intervest Bancshares Corp	671,890
7,938		ITLA Capital Corp	459,690
21,389		MAF Bancorp, Inc	955,874
29,330		MB Financial, Inc	1,103,101
5,178		Mercantile Bank Corp	195,211
16,212		Mid-State Bancshares	589,955
11,542		National Penn Bancshares, Inc	233,726
34,688		Old National Bancorp	656,297
80,600		Oriental Financial Group, Inc	1,043,770
12,580		Pacific Capital Bancorp	422,436
500		Peoples Bancorp, Inc	14,850
20,300		PFF Bancorp, Inc	700,553
16,086		Placer Sierra Bancshares	382,364
15,167		Provident Bankshares Corp	539,945
41,227		Provident Financial Services, Inc	747,446
23,111		Republic Bancorp, Inc	311,074
6,835		S&T Bancorp, Inc	236,969
9,719		Sierra Bancorp	285,155
10,103		Simmons First National Corp (Class A)	318,750
11,125		Southwest Bancorp, Inc	309,943
8,435		Sterling Bancorp	166,170
6,256		Sterling Bancshares, Inc	81,453
10,744		Sterling Financial Corp	254,310
8,063		Suffolk Bancorp	307,442
4,310	*	Sun Bancorp, Inc	90,812
7,306	*	SVB Financial Group	340,606
31,914		Taylor Capital Group, Inc	1,168,372

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
40,564		TierOne Corp	$1,282,228
1,700		Trico Bancshares	46,257
5,308		UCBH Holdings, Inc	93,208
9,288		UMB Financial Corp	339,105
7,508		Umpqua Holdings Corp	220,960
2,400		United Community Financial Corp	29,376
59,156		W Holding Co, Inc	352,570
15,801		Westamerica Bancorporation	800,005
13,174		Wilshire Bancorp, Inc	249,911
3,895		Wintrust Financial Corp	187,038
		TOTAL DEPOSITORY INSTITUTIONS	39,304,230

EATING AND DRINKING PLACES - 2.37%
10,615		Applebees International, Inc	261,872
11,184		Bob Evans Farms, Inc	382,716
36,122		CBRL Group, Inc	1,616,821
11,089	*	CEC Entertainment, Inc	446,332
34,877		CKE Restaurants, Inc	641,737
11,563		Domino's Pizza, Inc	323,764
6,965		IHOP Corp	367,056
39,100	*	Jack in the Box, Inc	2,386,664
6,729	*	Krispy Kreme Doughnuts, Inc	74,692
74,019	*	Luby's, Inc	806,067
18,697	*	McCormick & Schmick's Seafood Restaurants, Inc	449,476
15,663	*	O'Charleys, Inc	333,309
23,543	*	Papa John's International, Inc	682,982
4,137	*	PF Chang's China Bistro, Inc	158,778
7,203		Ruby Tuesday, Inc	197,650
31,834	*	Ruth's Chris Steak House, Inc	581,926
34,704	*	Sonic Corp	831,161
		TOTAL EATING AND DRINKING PLACES	10,543,003

EDUCATIONAL SERVICES - 0.45%
57,704	*	Corinthian Colleges, Inc	786,506
40,185		DeVry, Inc	1,125,180
7,105	*	Lincoln Educational Services Corp	95,846
		TOTAL EDUCATIONAL SERVICES	2,007,532

ELECTRIC, GAS, AND SANITARY SERVICES - 4.32%
13,300		Allete, Inc	618,982
77,569		Avista Corp	1,963,271
58,700		Black Hills Corp	2,168,378
11,658	*	El Paso Electric Co	284,105
56,195		Laclede Group, Inc	1,968,511
9,200		Markwest Hydrocarbon, Inc	446,660
38,217		Metal Management, Inc	1,446,513
42,130		New Jersey Resources Corp	2,046,675
50,671		Nicor, Inc	2,371,403
1,665		Northwest Natural Gas Co	70,663
29,836		NorthWestern Corp	1,055,598
4,942		Otter Tail Corp	153,993
432		Peoples Energy Corp	19,254
1,112		Piedmont Natural Gas Co, Inc	29,746
6,633		Southwest Gas Corp	254,508

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
48,914		UIL Holdings Corp	$2,063,682
41,019		Unisource Energy Corp	1,498,424
23,327		WGL Holdings, Inc	759,994
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	19,220,360

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.88%
25,400		Acuity Brands, Inc	1,321,816
100,871	*	Adaptec, Inc	470,059
13,648		Adtran, Inc	309,810
61,696	*	Advanced Energy Industries, Inc	1,164,204
44,373	*	Aeroflex, Inc	520,052
21,399	*	AMIS Holdings, Inc	226,187
99,906	*	Amkor Technology, Inc	933,122
62,847	*	Andrew Corp	642,925
38,186	*	Applied Micro Circuits Corp	135,942
144,619	*	Arris Group, Inc	1,809,184
5,749	*	ATMI, Inc	175,517
8,056		Baldor Electric Co	269,232
19,524	*	Benchmark Electronics, Inc	475,605
164,055	*	Brocade Communications Systems, Inc	1,346,892
4,066	*	Ceradyne, Inc	229,729
27,181	*	Checkpoint Systems, Inc	549,056
10,615	*	Comtech Telecommunications Corp	404,113
101,029	*	Conexant Systems, Inc	206,099
32,982	*	Electro Scientific Industries, Inc	664,257
16,391	*	EMS Technologies, Inc	328,312
6,350	*	Genlyte Group, Inc	495,999
30,897	*	Hexcel Corp	537,917
70,124	*	Interdigital Communications Corp	2,352,660
10,141	*	InterVoice, Inc	77,680
4,265	*	Lamson & Sessions Co	103,469
99,262	*	Mattson Technology, Inc	925,122
72,720	*	Micrel, Inc	783,922
198	*	Monolithic Power Systems, Inc	2,200
78,326	*	MRV Communications, Inc	277,274
1,706	*	Multi-Fineline Electronix, Inc	34,615
45,018	*	Omnivision Technologies, Inc	614,496
160,609	*	ON Semiconductor Corp	1,215,810
17,344	*	Oplink Communications, Inc	356,593
19,137	*	Pericom Semiconductor Corp	219,501
89,216	*	Plexus Corp	2,130,478
25,968	*	Polycom, Inc	802,671
15,465	*	Portalplayer, Inc	208,004
9,200	*	Radyne Corp	98,808
86,248	*	RF Micro Devices, Inc	585,624
8,814	*	Rogers Corp	521,348
43,413	*	Semtech Corp	567,408
44,323	*	Silicon Image, Inc	563,789
25,940	*	Sirenza Microdevices, Inc	203,888
14,143	*	Standard Microsystems Corp	395,721
40,629	*	Stratex Networks, Inc	196,238
14,804	*	Synaptics, Inc	439,531
24,073		Technitrol, Inc	575,104
10,938	*	Tessera Technologies, Inc	441,239

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
27,289	*	Trident Microsystems, Inc	$496,114
98,205	*	Triquint Semiconductor, Inc	441,923
25,409	*	TTM Technologies, Inc	287,884
25,528	*	Ulticom, Inc	244,814
25,589	*	Utstarcom, Inc	223,904
9,667	*	Varian Semiconductor Equipment Associates, Inc	440,042
4,076		Vicor Corp	45,284
33,077	*	Zhone Technologies, Inc	43,331
34,734	*	Zoran Corp	506,422
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,638,940

ENGINEERING AND MANAGEMENT SERVICES - 1.91%
5,495	*	Advisory Board Co	294,202
20,566	*	Applera Corp (Celera Genomics Group)	287,718
9,851	*	Ariad Pharmaceuticals, Inc	50,634
10,899		CDI Corp	271,385
4,060	*	deCODE genetics, Inc	18,392
81,020	*	Digitas, Inc	1,086,478
23,147	*	Exelixis, Inc	208,323
66,079	*	Harris Interactive, Inc	333,038
17,778	*	ICOS Corp	600,719
29,191	*	Incyte Corp	170,475
4,334	*	LECG Corp	80,092
22,302	*	Lifecell Corp	538,370
15,400	*	Luminex Corp	195,580
16,957	*	MTC Technologies, Inc	399,337
10,871	*	Myriad Genetics, Inc	340,262
8,246	*	Omnicell, Inc	153,623
14,015	*	PharmaNet Development Group, Inc	309,311
26,032	*	Regeneron Pharmaceuticals, Inc	522,462
16,775	*	Resources Connection, Inc	534,116
16,870	*	Rigel Pharmaceuticals, Inc	200,247
39,400	*	SAIC, Inc	700,926
47,208	*	Savient Pharmaceuticals, Inc	529,202
11,184	*	Washington Group International, Inc	668,691
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,493,583

FABRICATED METAL PRODUCTS - 0.71%
10,899		Ameron International Corp	832,357
3,128		Dynamic Materials Corp	87,897
58,956		Insteel Industries, Inc	1,048,827
13,932	*	NCI Building Systems, Inc	720,981
6,318		Silgan Holdings, Inc	277,487
5,474		Simpson Manufacturing Co, Inc	173,252
		TOTAL FABRICATED METAL PRODUCTS	3,140,801

FOOD AND KINDRED PRODUCTS - 0.87%
5,498	*	Altus Pharmaceuticals, Inc	103,637
37,745		Flowers Foods, Inc	1,018,738
63,287		Imperial Sugar Co	1,532,178
19,619		National Beverage Corp	275,255
34,331	*	Performance Food Group Co	948,909
		TOTAL FOOD AND KINDRED PRODUCTS	3,878,717

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.51%
42,174	*	Pantry, Inc	$1,975,430
21,419	*	Wild Oats Markets, Inc	308,005
		TOTAL FOOD STORES	2,283,435

FURNITURE AND FIXTURES - 1.08%
46,623		Ethan Allen Interiors, Inc	1,683,557
101,029		Furniture Brands International, Inc	1,639,701
3,267		Herman Miller, Inc	118,788
13,183		Hooker Furniture Corp	206,709
40,937	*	Select Comfort Corp	711,894
19,928		Stanley Furniture Co, Inc	427,456
		TOTAL FURNITURE AND FIXTURES	4,788,105

FURNITURE AND HOMEFURNISHINGS STORES - 0.05%
10,047		Knoll, Inc	221,034
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	221,034

GENERAL BUILDING CONTRACTORS - 0.59%
10,507		Amrep Corp	1,287,108
4,929	*	Cavco Industries, Inc	172,712
20,907	*	Meritage Homes Corp	997,682
5,213	*	Perini Corp	160,456
		TOTAL GENERAL BUILDING CONTRACTORS	2,617,958

GENERAL MERCHANDISE STORES - 0.36%
43,468	*	Big Lots, Inc	996,287
14,501		Casey's General Stores, Inc	341,499
18,612		Stein Mart, Inc	246,795
		TOTAL GENERAL MERCHANDISE STORES	1,584,581

HEALTH SERVICES - 0.61%
10,379	*	Amsurg Corp	238,717
17,316	*	Apria Healthcare Group, Inc	461,471
4,680	*	Genesis HealthCare Corp	221,036
4,360	*	Genomic Health, Inc	81,096
190	*	Kindred Healthcare, Inc	4,798
5,734	*	Magellan Health Services, Inc	247,823
7,852	*	Nektar Therapeutics	119,429
27,472	*	Odyssey HealthCare, Inc	364,279
702	*	RehabCare Group, Inc	10,425
77,318	*	Sun Healthcare Group, Inc	976,526
		TOTAL HEALTH SERVICES	2,725,600

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.27%
23,978		Granite Construction, Inc	1,206,573
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,206,573

HOLDING AND OTHER INVESTMENT OFFICES - 7.14%
10,805		Acadia Realty Trust	270,341
2,900		Agree Realty Corp	99,673
1,138	*	Alexander's, Inc	477,562
3,318		Alexandria Real Estate Equities, Inc	333,127
2,363		American Campus Communities, Inc	67,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
37,135		American Home Mortgage Investment Corp	$1,304,181
25,783		Apollo Investment Corp	577,539
26,442		Arbor Realty Trust, Inc	795,640
14,690		Ashford Hospitality Trust, Inc	182,891
364		Capital Southwest Corp	45,951
5,782		Capital Trust, Inc (Class A)	288,753
11,658		CentraCore Properties Trust	376,903
3,752		Colonial Properties Trust	175,894
22,916		Compass Diversified Trust	393,009
60,869		Cousins Properties, Inc	2,146,850
118,591		DiamondRock Hospitality Co	2,135,824
15,070		Digital Realty Trust, Inc	515,846
36,583		Equity Inns, Inc	583,865
24,547		Equity One, Inc	654,423
39,332		FelCor Lodging Trust, Inc	859,011
7,393		Getty Realty Corp	228,444
16,950		Gladstone Capital Corp	404,427
9,280		GMH Communities Trust	94,192
474	*	Harris & Harris Group, Inc	5,731
48,430		Highland Hospitality Corp	690,128
37,858		Highwoods Properties, Inc	1,543,092
16,276		Home Properties, Inc	964,679
82,898		Innkeepers U.S.A. Trust	1,284,919
27,674		LaSalle Hotel Properties	1,268,853
2,844		LTC Properties, Inc	77,670
7,100		Maguire Properties, Inc	284,000
103,133		Medical Properties Trust, Inc	1,577,935
1,731		Mid-America Apartment Communities, Inc	99,082
7,000	*	Mills Corp	140,000
13,553		National Health Investors, Inc	447,249
96,096		Newkirk Realty Trust, Inc	1,733,572
40,564		NorthStar Realty Finance Corp	672,145
73,538		Omega Healthcare Investors, Inc	1,303,093
8,246		Parkway Properties, Inc	420,628
24,547		Pennsylvania Real Estate Investment Trust	966,661
8,151		PS Business Parks, Inc	576,357
6,824		Sovran Self Storage, Inc	390,879
8,882	*	Star Maritime Acquisition Corp	87,132
96,755		Strategic Hotels & Resorts, Inc	2,108,291
34,782		Sunstone Hotel Investors, Inc	929,723
15,922		Tanger Factory Outlet Centers, Inc	622,232
4,121		Taubman Centers, Inc	209,594
26,821		Winston Hotels, Inc	355,378
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,770,644

HOTELS AND OTHER LODGING PLACES - 0.41%
11,198	*	Isle of Capri Casinos, Inc	297,643
52,995	*	Monarch Casino & Resort, Inc	1,265,521
5,611	*	Vail Resorts, Inc	251,485
		TOTAL HOTELS AND OTHER LODGING PLACES	1,814,649

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.75%
15,828		Actuant Corp (Class A)	754,204
5,213		Albany International Corp (Class A)	171,560

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,874	*	Allis-Chalmers Energy, Inc	$135,337
6,824		Ampco-Pittsburgh Corp	228,468
42,175	*	Asyst Technologies, Inc	308,299
14,785		Black Box Corp	620,822
9,995		Briggs & Stratton Corp	269,365
26,142	*	Brooks Automation, Inc	376,445
2,897		Cascade Corp	153,251
79,049	*	Cirrus Logic, Inc	543,857
9,383	*	Columbus McKinnon Corp	197,231
8,784	*	Cymer, Inc	386,057
33,986	*	Electronics for Imaging, Inc	903,348
38,848	*	Emulex Corp	757,924
9,857	*	Entegris, Inc	106,653
131,011	*	Extreme Networks, Inc	548,936
9,499	*	Global Imaging Systems, Inc	208,503
351	*	Hydril	26,392
9,099	*	Intermec, Inc	220,833
21,180	*	Intevac, Inc	549,621
5,592		Kaydon Corp	222,226
8,239	*	Komag, Inc	312,093
92,031	*	Kulicke & Soffa Industries, Inc	773,060
3,439		Lufkin Industries, Inc	199,737
26,428	*	Micros Systems, Inc	1,392,756
1,601	*	Middleby Corp	167,577
19,713		Modine Manufacturing Co	493,416
44,700	*	NATCO Group, Inc (Class A)	1,425,036
29,141		Nordson Corp	1,452,096
32,224	*	Oil States International, Inc	1,038,580
67,479	*	Palm, Inc	950,779
3,921		Tennant Co	113,709
56,865	*	VA Software Corp	286,031
9,707		Woodward Governor Co	385,465
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	16,679,667

INSTRUMENTS AND RELATED PRODUCTS - 6.26%
23,566	*	Abaxis, Inc	453,646
10,401	*	Affymetrix, Inc	239,847
42,144	*	Align Technology, Inc	588,752
15,150	*	American Medical Systems Holdings, Inc	280,578
20,383	*	Anaren, Inc	362,002
5,784		Arrow International, Inc	204,638
5,922	*	Arthrocare Corp	236,406
18,269	*	Aspect Medical Systems, Inc	343,640
7,792	*	Bio-Rad Laboratories, Inc (Class A)	642,996
4,573	*	Biosite, Inc	223,391
72,445	*	Bruker BioSciences Corp	544,062
76,639	*	Candela Corp	948,024
8,435	*	Coherent, Inc	266,293
10,699	*	Conmed Corp	247,361
17,700	*	Credence Systems Corp	92,040
1,327		Datascope Corp	48,356
24,788	*	Depomed, Inc	85,519
6,350	*	DJ Orthopedics, Inc	271,907
12,771	*	DXP Enterprises, Inc	447,496

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
13,788	*	Eagle Test Systems, Inc	$201,029
11,089	*	Esterline Technologies Corp	446,110
9,086	*	Excel Technology, Inc	232,511
18,106	*	Flir Systems, Inc	576,314
23,943	*	Formfactor, Inc	891,877
14,491	*	Fossil, Inc	327,207
13,932	*	Haemonetics Corp	627,219
1,517	*	Hologic, Inc	71,724
7,713	*	ICU Medical, Inc	313,765
23,123	*	Illumina, Inc	908,965
8,174	*	Integra LifeSciences Holdings Corp	348,131
24,957	*	Intralase Corp	558,538
8,530		Invacare Corp	209,412
9,487	*	Itron, Inc	491,806
86,718	*	Kopin Corp	309,583
22,217	*	Kyphon, Inc	897,567
116,153	*	LTX Corp	650,457
8,140	*	Medical Action Industries, Inc	262,434
6,729		Mentor Corp	328,846
1	*	Merit Medical Systems, Inc	16
23,437	*	MKS Instruments, Inc	529,207
35,300	*	Molecular Devices Corp	743,771
25,020		MTS Systems Corp	966,272
12,132	*	Neurometrix, Inc	180,888
30,351	*	Newport Corp	635,853
8,064	*	Nextest Systems Corp	90,881
4,834	*	Palomar Medical Technologies, Inc	244,939
4,500	*	Rofin-Sinar Technologies, Inc	272,070
5,497		Sirona Dental Systems, Inc	211,689
15,638	*	SonoSite, Inc	483,683
89,744		STERIS Corp	2,258,856
25,116	*	Symmetry Medical, Inc	347,354
16,041	*	Teledyne Technologies, Inc	643,725
4,958	*	Thoratec Corp	87,162
14,975		United Industrial Corp	759,981
23,324	*	Varian, Inc	1,044,682
17,537	*	Ventana Medical Systems, Inc	754,617
8,720	*	Viasys Healthcare, Inc	242,590
3,101		Vital Signs, Inc	154,802
25,478	*	Wright Medical Group, Inc	593,128
1,114		Young Innovations, Inc	37,096
17,652	*	Zoll Medical Corp	1,028,052
21,552	*	Zygo Corp	354,530
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	27,846,293

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
474		Hilb Rogal & Hobbs Co	19,965
6,500		James River Group, Inc	210,080
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	230,045

INSURANCE CARRIERS - 2.85%
15,871		Affirmative Insurance Holdings, Inc	258,221
17,597	*	American Physicians Capital, Inc	704,584
47,240	*	AMERIGROUP Corp	1,695,444

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
8,615	*	Argonaut Group, Inc	$300,319
61,718		Bristol West Holdings, Inc	976,996
1,316		EMC Insurance Group, Inc	44,902
118		FBL Financial Group, Inc (Class A)	4,611
700		Harleysville Group, Inc	24,374
14,636	*	HealthExtras, Inc	352,728
52,328	*	Healthspring, Inc	1,064,875
46,203	*	Molina Healthcare, Inc	1,502,060
75		National Western Life Insurance Co (Class A)	17,261
9,005	*	Navigators Group, Inc	433,861
2,300		NYMAGIC, Inc	84,180
54,109		Odyssey Re Holdings Corp	2,018,266
25,557		Ohio Casualty Corp	761,854
1,700		Presidential Life Corp	37,315
9,573	*	SCPIE Holdings, Inc	250,238
44,016	*	SeaBright Insurance Holdings, Inc	792,728
7,769		Selective Insurance Group, Inc	445,086
288		State Auto Financial Corp	10,002
14,416	*	Triad Guaranty, Inc	791,006
1,455	*	WellCare Health Plans, Inc	100,250
		TOTAL INSURANCE CARRIERS	12,671,161

LEATHER AND LEATHER PRODUCTS - 0.48%
14,027	*	Genesco, Inc	523,207
18,122	*	Iconix Brand Group, Inc	351,386
14,785	*	Timberland Co (Class A)	466,910
27,722		Wolverine World Wide, Inc	790,631
		TOTAL LEATHER AND LEATHER PRODUCTS	2,132,134

LUMBER AND WOOD PRODUCTS - 0.63%
9,864		American Woodmark Corp	412,808
105,673	*	Champion Enterprises, Inc	989,099
8,720		Skyline Corp	350,718
22,918		Universal Forest Products, Inc	1,068,437
		TOTAL LUMBER AND WOOD PRODUCTS	2,821,062

METAL MINING - 0.31%
24,940		Cleveland-Cliffs, Inc	1,208,094
31,178	*	Coeur d'Alene Mines Corp	154,331
		TOTAL METAL MINING	1,362,425

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.45%
5,117		Blyth, Inc	106,178
16,573		Callaway Golf Co	238,817
25,800	*	K2, Inc	340,302
7,288	*	RC2 Corp	320,672
14,296	*	Shuffle Master, Inc	374,555
17,818		Yankee Candle Co, Inc	610,801
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,991,325

MISCELLANEOUS RETAIL - 0.71%
16,207		Longs Drug Stores Corp	686,853
17,155	*	Priceline.com, Inc	748,130
55,355	*	Stamps.com, Inc	871,841

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
40,374	*	Systemax, Inc	$704,526
5,470	*	Zale Corp	154,309
		TOTAL MISCELLANEOUS RETAIL	3,165,659

MOTION PICTURES - 0.10%
16,175	*	Macrovision Corp	457,106
		TOTAL MOTION PICTURES	457,106

NONDEPOSITORY INSTITUTIONS - 1.52%
32,697		Advance America Cash Advance Centers, Inc	479,011
27,302		Ares Capital Corp	521,741
4,725	*	CompuCredit Corp	188,102
15,408		Federal Agricultural Mortgage Corp (Class C)	418,019
46,961		Financial Federal Corp	1,381,123
20,000	*	First Cash Financial Services, Inc	517,400
14,215		MCG Capital Corp	288,849
4,269		NGP Capital Resources Co	71,506
122,814	*	Ocwen Financial Corp	1,947,830
25,614	*	United PanAm Financial Corp	352,449
12,997	*	World Acceptance Corp	610,209
		TOTAL NONDEPOSITORY INSTITUTIONS	6,776,239

OIL AND GAS EXTRACTION - 2.54%
21,832	*	Atlas America, Inc	1,112,777
73,829	*	Basic Energy Services, Inc	1,819,885
9,200	*	Bill Barrett Corp	250,332
14,256		Cabot Oil & Gas Corp	864,626
37,800	*	Callon Petroleum Co	568,134
16,470	*	Complete Production Services, Inc	349,164
52,600	*	EXCO Resources, Inc	889,466
9,800	*	GeoGlobal Resources, Inc	76,930
6,800	*	Geomet, Inc	70,720
6,646	*	Global Industries Ltd	86,664
84,180	*	Grey Wolf, Inc	577,475
190	*	Harvest Natural Resources, Inc	2,020
7,789	*	Hercules Offshore, Inc	225,102
1,800	*	Mariner Energy, Inc	35,280
664	*	Oceaneering International, Inc	26,361
35,730	*	Parker Drilling Co	291,914
500	v*	PetroCorp	(0)
29,800	*	PetroHawk Energy Corp	342,700
3,200	*	Petroleum Development Corp	137,760
34,498	*	RAM Energy Resources, Inc	190,084
36,963		St. Mary Land & Exploration Co	1,361,717
6,445	*	Swift Energy Co	288,800
40,767	*	Trico Marine Services, Inc	1,561,784
13,953	*	Union Drilling, Inc	196,458
		TOTAL OIL AND GAS EXTRACTION	11,326,153

PAPER AND ALLIED PRODUCTS - 0.11%
10,805	*	Cenveo, Inc	229,066
12,371		Longview Fibre Co	271,543
		TOTAL PAPER AND ALLIED PRODUCTS	500,609

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.07%
9,288		Jackson Hewitt Tax Service, Inc	$315,513
		TOTAL PERSONAL SERVICES	315,513

PETROLEUM AND COAL PRODUCTS - 0.51%
32,000		Alon USA Energy, Inc	841,920
41,322		Delek US Holdings, Inc	677,268
12,321		Frontier Oil Corp	354,106
3,409	*	Giant Industries, Inc	255,505
5,409		Western Refining, Inc	137,713
		TOTAL PETROLEUM AND COAL PRODUCTS	2,266,512

PRIMARY METAL INDUSTRIES - 1.89%
27,485	*	AK Steel Holding Corp	464,497
23,694		Belden CDT, Inc	926,198
20,928		Chaparral Steel Co	926,483
43,975	*	CommScope, Inc	1,340,358
5,204		Encore Wire Corp	114,540
11,942	*	General Cable Corp	521,985
8,939		Gibraltar Industries, Inc	210,156
5,592	*	Lone Star Technologies, Inc	270,709
13,071		Matthews International Corp (Class A)	514,344
15,354		Mueller Industries, Inc	486,722
21,149		Olympic Steel, Inc	470,142
3,645	*	Oregon Steel Mills, Inc	227,484
52,161		Quanex Corp	1,804,249
4,739	*	Superior Essex, Inc	157,572
		TOTAL PRIMARY METAL INDUSTRIES	8,435,439

PRINTING AND PUBLISHING - 1.84%
36,105		American Greetings Corp (Class A)	861,826
17,628		Banta Corp	641,659
25,495		Belo (A.H.) Corp (Class A)	468,343
31,059	*	Consolidated Graphics, Inc	1,834,655
19,435		John H Harland Co	975,637
61,888		Journal Register Co	451,782
16,496	*	Playboy Enterprises, Inc (Class B)	189,044
26,916		Reader's Digest Association, Inc	449,497
17,547	*	Scholastic Corp	628,884
116,047	*	Valassis Communications, Inc	1,682,682
		TOTAL PRINTING AND PUBLISHING	8,184,009

REAL ESTATE - 0.03%
7,100		California Coastal Communities, Inc	152,295
1		Stewart Enterprises, Inc (Class A)	6
		TOTAL REAL ESTATE	152,301

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.58%
14,802	*	AEP Industries, Inc	789,095
2,187		PW Eagle, Inc	75,452
14,136		Schulman (A.), Inc	314,526
43,868		Spartech Corp	1,150,219
4,929		West Pharmaceutical Services, Inc	252,513
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,581,805

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 0.36%
53,608	*	Knight Capital Group, Inc (Class A)	$1,027,665
36,962	*	LaBranche & Co, Inc	363,336
3,200	*	Piper Jaffray Cos	208,480
		TOTAL SECURITY AND COMMODITY BROKERS	1,599,481

SOCIAL SERVICES - 0.09%
10,709	*	Bright Horizons Family Solutions, Inc	414,010
		TOTAL SOCIAL SERVICES	414,010

SPECIAL TRADE CONTRACTORS - 0.53%
9,470		Chemed Corp	350,201
10,499		Comfort Systems USA, Inc	132,707
24,310	*	EMCOR Group, Inc	1,382,024
3,620	*	Insituform Technologies, Inc (Class A)	93,613
20,180	*	Quanta Services, Inc	396,941
		TOTAL SPECIAL TRADE CONTRACTORS	2,355,486

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
2,905	*	Cabot Microelectronics Corp	98,596
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	98,596

TEXTILE MILL PRODUCTS - 0.10%
8,814		Oxford Industries, Inc	437,615
		TOTAL TEXTILE MILL PRODUCTS	437,615

TRANSPORTATION BY AIR - 0.80%
169,504	*	ABX Air, Inc	1,174,663
806	*	Airtran Holdings, Inc	9,462
47,444	*	EGL, Inc	1,412,882
94,026	*	ExpressJet Holdings, Inc	761,611
6,456	*	Republic Airways Holdings, Inc	108,332
3,477		Skywest, Inc	88,698
		TOTAL TRANSPORTATION BY AIR	3,555,648

TRANSPORTATION EQUIPMENT - 2.19%
8,814		A.O. Smith Corp	331,054
21,135	*	BE Aerospace, Inc	542,747
26,442		Clarcor, Inc	894,004
14,690		Federal Signal Corp	235,628
15,875		Freightcar America, Inc	880,269
28,216		Group 1 Automotive, Inc	1,459,332
13,822		Kaman Corp	309,475
2,180	*	Miller Industries, Inc	52,320
47,809	*	Navistar International Corp	1,598,255
43,653	*	Orbital Sciences Corp	804,961
9,152		Polaris Industries, Inc	428,588
4,929	*	Sequa Corp (Class A)	567,131
8,435		Triumph Group, Inc	442,247
11,373	*	Visteon Corp	96,443
29,142		Wabash National Corp	440,044
22,083		Westinghouse Air Brake Technologies Corp	670,882
		TOTAL TRANSPORTATION EQUIPMENT	9,753,380

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
TRANSPORTATION SERVICES - 0.68%
7,100	*	Dynamex, Inc	$165,856
19,310	*	HUB Group, Inc (Class A)	531,991
15,733	*	Lear Corp	464,595
62,145		Pacer International, Inc	1,850,057
		TOTAL TRANSPORTATION SERVICES	3,012,499

TRUCKING AND WAREHOUSING - 0.28%
7,299		Arkansas Best Corp	262,764
5,592	*	Old Dominion Freight Line	134,599
5,900	*	P.A.M. Transportation Services, Inc	129,918
6,160	*	Quality Distribution, Inc	82,051
2,749	*	Saia, Inc	63,804
35,920	*	U.S. Xpress Enterprises, Inc (Class A)	591,602
		TOTAL TRUCKING AND WAREHOUSING	1,264,738

WHOLESALE TRADE-DURABLE GOODS - 1.89%
71,841		Agilysys, Inc	1,202,618
78,199		Applied Industrial Technologies, Inc	2,057,416
21,514		BlueLinx Holdings, Inc	223,746
29,508		Building Material Holding Corp	728,553
18,776		Castle (A.M.) & Co	477,849
11,692	*	Digi International, Inc	161,233
84,728		IKON Office Solutions, Inc	1,386,997
56,064	*	Insight Enterprises, Inc	1,057,928
21,272	*	Keystone Automotive Industries, Inc	723,035
29,191	*	Tyler Technologies, Inc	410,425
		TOTAL WHOLESALE TRADE-DURABLE GOODS	8,429,800

WHOLESALE TRADE-NONDURABLE GOODS - 0.91%
10,555	*	Allscripts Healthcare Solutions, Inc	284,879
3,000	*	Core-Mark Holding Co, Inc	100,350
8,613	*	Hain Celestial Group, Inc	268,812
16,800		Men's Wearhouse, Inc	642,768
47,200		Myers Industries, Inc	739,152
2,591		Spartan Stores, Inc	54,230
8,500		Stride Rite Corp	128,180
39,003	*	United Stationers, Inc	1,821,021
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,039,392

		TOTAL COMMON STOCKS
		(Cost $399,112,952)	433,846,435

PRINCPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.50%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.50%
$ 11,130,000	d	Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	11,124,002
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	11,124,002

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $11,128,516)	11,124,002

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

		VALUE
	TOTAL PORTFOLIO - 99.98%
	(Cost $410,241,468)	$444,970,437
	OTHER ASSETS & LIABILITIES, NET- 0.02%	81,220

	NET ASSETS - 100.00%	$445,051,657

*	Non-income producing
**	Percentage represents less than 0.01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or other
	requirements on open futures contracts in the amount of $807,372
v	Security valued at fair value.

	Restricted securities held by the Fund are as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST	VALUE
Maguire Properties, Inc	04/25/05-10/10/05	$186,163	$284,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.45%
AMUSEMENT AND RECREATION SERVICES - 0.21%
5,051		Harrah's Entertainment, Inc	$417,819
2,712	*	Penn National Gaming, Inc	112,873
1,891		Warner Music Group Corp	43,398
		TOTAL AMUSEMENT AND RECREATION SERVICES	574,090

APPAREL AND ACCESSORY STORES - 1.09%
3,369		Abercrombie & Fitch Co (Class A)	234,583
6,205		American Eagle Outfitters, Inc	193,658
2,488	*	AnnTaylor Stores Corp	81,706
7,140	*	Chico's FAS, Inc	147,727
3,605		Claire's Stores, Inc	119,470
623		Foot Locker, Inc	13,662
10,403		Gap, Inc	202,859
1,755	*	Hanesbrands, Inc	41,453
12,133	*	Kohl's Corp	830,261
12,777		Limited Brands, Inc	369,766
8,825		Nordstrom, Inc	435,426
5,259		Ross Stores, Inc	154,089
4,354	*	Urban Outfitters, Inc	100,273
		TOTAL APPAREL AND ACCESSORY STORES	2,924,933

APPAREL AND OTHER TEXTILE PRODUCTS - 0.06%
2,193		Polo Ralph Lauren Corp	170,308
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	170,308

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.29%
3,962		Advance Auto Parts	140,889
1,892	*	Autozone, Inc	218,640
3,808	*	Carmax, Inc	204,223
2,552	*	Copart, Inc	76,560
4,094	*	O'Reilly Automotive, Inc	131,254
246		United Auto Group, Inc	5,798
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	777,364

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.88%
4,550		Fastenal Co	163,254
72,547		Home Depot, Inc	2,913,488
57,518		Lowe's Cos, Inc	1,791,686
2,563		Sherwin-Williams Co	162,956
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,031,384

BUSINESS SERVICES - 11.63%
9,858	*	Activision, Inc	169,952
3,040		Acxiom Corp	77,976
22,191	*	Adobe Systems, Inc	912,494
1,687	*	Affiliated Computer Services, Inc (Class A)	82,393

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,647	*	Akamai Technologies, Inc	$299,969
2,984	*	Alliance Data Systems Corp	186,410
8,701	*	Autodesk, Inc	352,042
21,365		Automatic Data Processing, Inc	1,052,226
472	*	Avis Budget Group, Inc	10,238
14,896	*	BEA Systems, Inc	187,392
8,075	*	BMC Software, Inc	260,015
1,404		Brink's Co	89,744
2,574		CA, Inc	58,301
8,592	*	Cadence Design Systems, Inc	153,883
4,455	*	Ceridian Corp	124,651
2,568	*	Cerner Corp	116,844
3,075	*	Checkfree Corp	123,492
3,071	*	ChoicePoint, Inc	120,936
6,659	*	Citrix Systems, Inc	180,126
1,209	*	Clear Channel Outdoor Holdings, Inc (Class A)	33,743
5,218	*	Cognizant Technology Solutions Corp (Class A)	402,621
287	*	Convergys Corp	6,825
2,129	*	DST Systems, Inc	133,339
43,646	*	eBay, Inc	1,312,435
11,285	*	Electronic Arts, Inc	568,313
10,576		Electronic Data Systems Corp	291,369
6,047	*	Emdeon Corp	74,922
4,178		Equifax, Inc	169,627
746	*	Expedia, Inc	15,651
1,418	*	F5 Networks, Inc	105,230
1,535		Factset Research Systems, Inc	86,697
1,877		Fair Isaac Corp	76,300
732		Fidelity National Information Services, Inc	29,346
28,378		First Data Corp	724,207
6,639	*	Fiserv, Inc	348,016
1,847	*	Getty Images, Inc	79,089
7,736	*	Google, Inc (Class A)	3,562,273
5,187		IMS Health, Inc	142,539
15,874	*	Interpublic Group of Cos, Inc	194,298
13,056	*	Intuit, Inc	398,339
4,193	*	Iron Mountain, Inc	173,339
11,213	*	Juniper Networks, Inc	212,374
1,708	*	Kinetic Concepts, Inc	67,551
3,035	*	Lamar Advertising Co (Class A)	198,459
2,843		Manpower, Inc	213,026
2,340		Mastercard, Inc (Class A)	230,467
5,396	*	McAfee, Inc	153,138
329,023		Microsoft Corp	9,824,627
3,062		MoneyGram International, Inc	96,024
4,519	*	Monster Worldwide, Inc	210,766
3,408	*	NAVTEQ Corp	119,178
1,466	*	NCR Corp	62,686
6,324		Omnicom Group, Inc	661,111
147,333	*	Oracle Corp	2,525,288
6,591	*	Red Hat, Inc	151,593
5,731		Robert Half International, Inc	212,735
3,049	*	Salesforce.com, Inc	111,136
2,964		ServiceMaster Co	38,858

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
10,477	*	Sun Microsystems, Inc	$56,785
15,335	*	Symantec Corp	319,735
461	*	Synopsys, Inc	12,323
1,324		Total System Services, Inc	34,940
8,301	*	VeriSign, Inc	199,639
17,979		Waste Management, Inc	661,088
322	*	WebMD Health Corp (Class A)	12,886
52,227	*	Yahoo!, Inc	1,333,878
		TOTAL BUSINESS SERVICES	31,207,893

CHEMICALS AND ALLIED PRODUCTS - 9.45%
45,314		Abbott Laboratories	2,207,245
886	*	Abraxis BioScience, Inc	24,223
1,028		Air Products & Chemicals, Inc	72,248
709		Alberto-Culver Co	15,208
43,712	*	Amgen, Inc	2,985,967
3,591		Avery Dennison Corp	243,937
16,732		Avon Products, Inc	552,825
3,871	*	Barr Pharmaceuticals, Inc	194,015
6,173	*	Biogen Idec, Inc	303,650
33,382		Bristol-Myers Squibb Co	878,614
881		Cabot Corp	38,385
1,395		Celanese Corp (Series A)	36,103
2,205	*	Cephalon, Inc	155,254
764	*	Charles River Laboratories International, Inc	33,043
2,420		Church & Dwight Co, Inc	103,213
17,096		Colgate-Palmolive Co	1,115,343
3,231		Dade Behring Holdings, Inc	128,626
27,357		Du Pont (E.I.) de Nemours & Co	1,332,559
6,569		Ecolab, Inc	296,919
27,556		Eli Lilly & Co	1,435,668
4,511		Estee Lauder Cos (Class A)	184,139
12,077	*	Forest Laboratories, Inc	611,096
17,302	*	Genentech, Inc	1,403,711
9,661	*	Genzyme Corp	594,924
16,869	*	Gilead Sciences, Inc	1,095,304
5,705	*	Hospira, Inc	191,574
2,455	*	Huntsman Corp	46,571
1,180	*	Idexx Laboratories, Inc	93,574
2,443	*	ImClone Systems, Inc	65,375
2,360		International Flavors & Fragrances, Inc	116,018
678	*	Invitrogen Corp	38,368
9,410	*	Medimmune, Inc	304,602
24,678		Merck & Co, Inc	1,075,961
6,270	*	Millennium Pharmaceuticals, Inc	68,343
20,061		Monsanto Co	1,053,804
7,594		Mylan Laboratories, Inc	151,576
3,867	*	Nalco Holding Co	79,119
4,270	*	PDL BioPharma, Inc	85,998
823		PPG Industries, Inc	52,845
11,971		Praxair, Inc	710,239
25,126		Procter & Gamble Co	1,614,848
924		Rohm & Haas Co	47,235
54,905		Schering-Plough Corp	1,297,954

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,198		Scotts Miracle-Gro Co (Class A)	$61,877
4,140	*	Sepracor, Inc	254,941
1,055		Sigma-Aldrich Corp	81,995
3,356	*	VCA Antech, Inc	108,030
4,330	*	Vertex Pharmaceuticals, Inc	162,029
30,481		Wyeth	1,552,093
		TOTAL CHEMICALS AND ALLIED PRODUCTS	25,357,188

COAL MINING - 0.32%
5,234		Arch Coal, Inc	157,177
6,615		Consol Energy, Inc	212,540
3,506		Massey Energy Co	81,444
9,887		Peabody Energy Corp	399,534
		TOTAL COAL MINING	850,695

COMMUNICATIONS - 2.64%
15,554	*	American Tower Corp (Class A)	579,853
1,218	*	Avaya, Inc	17,028
3,958		Cablevision Systems Corp (Class A)	112,724
4,988		Citizens Communications Co	71,678
36,471	*	Comcast Corp (Class A)	1,543,817
6,732	*	Crown Castle International Corp	217,444
615	*	CTC Media, Inc	14,766
29,834	*	DIRECTV Group, Inc	744,060
7,487	*	EchoStar Communications Corp (Class A)	284,731
2,447		Global Payments, Inc	113,296
2,456	*	IAC/InterActiveCorp	91,265
698	*	Leap Wireless International, Inc	41,510
44,557	*	Level 3 Communications, Inc	249,519
5,759	*	Liberty Global, Inc (Class A)	167,875
18,509	*	Liberty Media Holding Corp (Interactive A)	399,239
2,151	*	NeuStar, Inc (Class A)	69,778
5,211	*	NII Holdings, Inc	335,797
3,754	*	SBA Communications Corp (Class A)	103,235
25,673		Sprint Nextel Corp	484,963
2,103		Telephone & Data Systems, Inc	114,256
5,279	*	Univision Communications, Inc (Class A)	186,982
324	*	US Cellular Corp	22,547
23,521	*	Viacom, Inc (Class B)	965,067
10,449	*	XM Satellite Radio Holdings, Inc (Class A)	150,988
		TOTAL COMMUNICATIONS	7,082,418

DEPOSITORY INSTITUTIONS - 1.68%
1,243		Bank of Hawaii Corp	67,060
1,730		Bank of New York Co, Inc	68,110
6,905		Commerce Bancorp, Inc	243,539
1,039		Cullen/Frost Bankers, Inc	57,997
2,056		East West Bancorp, Inc	72,824
10,273		Hudson City Bancorp, Inc	142,589
503		IndyMac Bancorp, Inc	22,715
2,324		Investors Financial Services Corp	99,165
13,762		Mellon Financial Corp	580,068
7,499		Northern Trust Corp	455,114
2,193		People's Bank	97,852

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
11,539		State Street Corp	$778,190
4,455		Synovus Financial Corp	137,348
1,840		TCF Financial Corp	50,453
5,626		Wachovia Corp	320,401
123		Webster Financial Corp	5,993
18,785		Wells Fargo & Co	667,995
28,378		Western Union Co	636,235
		TOTAL DEPOSITORY INSTITUTIONS	4,503,648

EATING AND DRINKING PLACES - 0.93%
4,324		Aramark Corp (Class B)	144,638
4,540		Brinker International, Inc	136,926
2,910	*	Cheesecake Factory	71,586
5,422		Darden Restaurants, Inc	217,802
1,237		OSI Restaurant Partners, Inc	48,490
28,448	*	Starbucks Corp	1,007,628
7,357		Tim Hortons, Inc	213,059
1,718		Wendy's International, Inc	56,849
10,075		Yum! Brands, Inc	592,410
		TOTAL EATING AND DRINKING PLACES	2,489,388

EDUCATIONAL SERVICES - 0.18%
5,114	*	Apollo Group, Inc (Class A)	199,293
3,997	*	Career Education Corp	99,046
1,583	*	ITT Educational Services, Inc	105,064
1,376	*	Laureate Education, Inc	66,915
		TOTAL EDUCATIONAL SERVICES	470,318

ELECTRIC, GAS, AND SANITARY SERVICES - 1.90%
24,400	*	AES Corp	537,776
5,958	*	Allegheny Energy, Inc	273,532
503	*	Allied Waste Industries, Inc	6,182
2,840		Aqua America, Inc	64,695
907		Constellation Energy Group, Inc	62,465
4,178	*	Covanta Holding Corp	92,083
762		DPL, Inc	21,168
23,534		El Paso Corp	359,600
20,957		Exelon Corp	1,297,029
3,873		Kinder Morgan, Inc	409,570
1,371	*	NRG Energy, Inc	76,790
2,710		Questar Corp	225,066
4,390		Republic Services, Inc	178,541
1,790	*	Stericycle, Inc	135,145
16,931		TXU Corp	917,830
16,373		Williams Cos, Inc	427,663
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,085,135

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.52%
3,857	*	ADC Telecommunications, Inc	56,042
20,335	*	Advanced Micro Devices, Inc	413,817
6,151	*	Agere Systems, Inc	117,915
13,670	*	Altera Corp	269,026
2,420		American Power Conversion Corp	74,028
3,723		Ametek, Inc	118,540

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,278		Amphenol Corp (Class A)	$203,498
12,944		Analog Devices, Inc	425,469
31,525	*	Apple Computer, Inc	2,674,581
2,158	*	Avnet, Inc	55,094
853		AVX Corp	12,616
16,875	*	Broadcom Corp (Class A)	545,231
817	*	Ciena Corp	22,639
226,314	*	Cisco Systems, Inc	6,185,162
5,721	*	Comverse Technology, Inc	120,770
2,276	*	Cree, Inc	39,420
4,514	*	Cypress Semiconductor Corp	76,151
1,564	*	Dolby Laboratories, Inc (Class A)	48,515
28,546		Emerson Electric Co	1,258,593
1,745	*	Energizer Holdings, Inc	123,878
2,115	*	Fairchild Semiconductor International, Inc	35,553
2,438		Harman International Industries, Inc	243,581
4,902		Harris Corp	224,806
13,612		Honeywell International, Inc	615,807
3,138	*	Integrated Device Technology, Inc	48,576
215,649		Intel Corp	4,366,892
1,396	*	International Rectifier Corp	53,788
2,193		Intersil Corp (Class A)	52,457
8,136	*	JDS Uniphase Corp	135,546
309		L-3 Communications Holdings, Inc	25,270
1,575		Lincoln Electric Holdings, Inc	95,162
11,364		Linear Technology Corp	344,556
10,352	*	LSI Logic Corp	93,168
11,998		Maxim Integrated Products, Inc	367,379
5,340	*	MEMC Electronic Materials, Inc	209,008
8,020		Microchip Technology, Inc	262,254
11,987	*	Micron Technology, Inc	167,339
4,960		Molex, Inc	156,885
71,897		Motorola, Inc	1,478,202
12,274		National Semiconductor Corp	278,620
13,910	*	Network Appliance, Inc	546,385
1,808	*	Novellus Systems, Inc	62,231
13,126	*	Nvidia Corp	485,793
8,184	*	PMC - Sierra, Inc	54,915
5,848	*	QLogic Corp	128,188
62,138		Qualcomm, Inc	2,348,195
3,801		RadioShack Corp	63,781
3,573	*	Rambus, Inc	67,637
10,773	*	Sanmina-SCI Corp	37,167
1,883	*	Silicon Laboratories, Inc	65,246
54,121	*	Sirius Satellite Radio, Inc	191,588
369	*	Spansion, Inc (Class A)	5,483
57,756		Texas Instruments, Inc	1,663,373
2,239	*	Thomas & Betts Corp	105,860
1,246	*	Vishay Intertechnology, Inc	16,871
12,459		Xilinx, Inc	296,649
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	28,235,196

ENGINEERING AND MANAGEMENT SERVICES - 1.14%
4,189	*	Amylin Pharmaceuticals, Inc	151,097

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
13,807	*	Celgene Corp	$794,317
1,451		Corporate Executive Board Co	127,253
3,190		Fluor Corp	260,464
1,905	*	Gen-Probe, Inc	99,765
172	*	Hewitt Associates, Inc (Class A)	4,429
2,063	*	Jacobs Engineering Group, Inc	168,217
510	*	KBR, Inc	13,342
8,998		Moody's Corp	621,402
12,534		Paychex, Inc	495,594
5,734		Quest Diagnostics, Inc	303,902
164	*	URS Corp	7,027
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,046,809

FABRICATED METAL PRODUCTS - 0.46%
519	*	Alliant Techsystems, Inc	40,581
3,687		Ball Corp	160,753
6,121	*	Crown Holdings, Inc	128,051
18,503		Illinois Tool Works, Inc	854,654
1,312		Pentair, Inc	41,197
189		Snap-On, Inc	9,004
		TOTAL FABRICATED METAL PRODUCTS	1,234,240

FOOD AND KINDRED PRODUCTS - 3.53%
18,333		Anheuser-Busch Cos, Inc	901,984
838	*	Burger King Holdings, Inc	17,682
5,269		Campbell Soup Co	204,911
50,011		Coca-Cola Co	2,413,031
1,412	*	Constellation Brands, Inc (Class A)	40,976
1,536		General Mills, Inc	88,474
7,211		H.J. Heinz Co	324,567
2,177	*	Hansen Natural Corp	73,321
5,705		Hershey Co	284,109
6,893		Kellogg Co	345,064
3,846		McCormick & Co, Inc	148,302
2,540		Pepsi Bottling Group, Inc	78,511
61,264		PepsiCo, Inc	3,832,063
15,177		Sara Lee Corp	258,464
8,827		Wrigley (Wm.) Jr Co	456,532
		TOTAL FOOD AND KINDRED PRODUCTS	9,467,991

FOOD STORES - 0.14%
3,360		Kroger Co	77,515
1,100	*	Panera Bread Co (Class A)	61,501
5,097		Whole Foods Market, Inc	239,202
		TOTAL FOOD STORES	378,218

FORESTRY - 0.00%**
248		Rayonier, Inc	10,180
		TOTAL FORESTRY	10,180

FURNITURE AND FIXTURES - 0.31%
993		Hillenbrand Industries, Inc	56,531
1,905		HNI Corp	84,601
4,021		Johnson Controls, Inc	345,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,663		Leggett & Platt, Inc	$87,546
8,558		Masco Corp	255,627
		TOTAL FURNITURE AND FIXTURES	829,789

FURNITURE AND HOMEFURNISHINGS STORES - 0.31%
10,634	*	Bed Bath & Beyond, Inc	405,155
5,869		Circuit City Stores, Inc	111,394
2,588	*	GameStop Corp (Class A)	142,625
223	*	Mohawk Industries, Inc	16,694
2,161		Steelcase, Inc (Class A)	39,244
3,491		Williams-Sonoma, Inc	109,757
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	824,869

GENERAL BUILDING CONTRACTORS - 0.34%
780		Beazer Homes USA, Inc	36,668
1,987		Centex Corp	111,808
6,524		DR Horton, Inc	172,821
1,591		KB Home	81,586
1,954		Lennar Corp (Class A)	102,507
607		MDC Holdings, Inc	34,629
175	*	NVR, Inc	112,875
3,896		Pulte Homes, Inc	129,036
582		Ryland Group, Inc	31,789
1,134		Standard-Pacific Corp	30,380
952	*	Toll Brothers, Inc	30,683
1,613		Walter Industries, Inc	43,632
		TOTAL GENERAL BUILDING CONTRACTORS	918,414

GENERAL MERCHANDISE STORES - 3.04%
11,850		Costco Wholesale Corp	626,510
10,614		Dollar General Corp	170,461
3,007		Family Dollar Stores, Inc	88,195
1,584		Federated Department Stores, Inc	60,398
8,693		JC Penney Co, Inc	672,490
32,189		Target Corp	1,836,382
17,035		TJX Cos, Inc	485,838
91,154		Wal-Mart Stores, Inc	4,209,492
		TOTAL GENERAL MERCHANDISE STORES	8,149,766

HEALTH SERVICES - 1.82%
1,549		AmerisourceBergen Corp	69,643
631		Brookdale Senior Living, Inc	30,288
15,122		Caremark Rx, Inc	863,617
2,234	*	Community Health Systems, Inc	81,586
1,775	*	Covance, Inc	104,565
5,856	*	Coventry Health Care, Inc	293,093
3,744	*	DaVita, Inc	212,959
2,082	*	Edwards Lifesciences Corp	97,937
4,345	*	Express Scripts, Inc	311,102
2,102		Health Management Associates, Inc (Class A)	44,373
4,692	*	Laboratory Corp of America Holdings	344,721
777	*	LifePoint Hospitals, Inc	26,185
3,720	*	Lincare Holdings, Inc	148,205
2,847		Manor Care, Inc	133,581

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,977		McKesson Corp	$404,434
6,776	*	Medco Health Solutions, Inc	362,109
2,398		Omnicare, Inc	92,635
1,825	*	Pediatrix Medical Group, Inc	89,243
3,652		Pharmaceutical Product Development, Inc	117,667
2,072	*	Sierra Health Services, Inc	74,675
11,599	*	Tenet Healthcare Corp	80,845
507	*	Triad Hospitals, Inc	21,208
370		Universal Health Services, Inc (Class B)	20,509
10,838	*	WellPoint, Inc	852,842
		TOTAL HEALTH SERVICES	4,878,022

HOLDING AND OTHER INVESTMENT OFFICES - 2.03%
1,163	*	Affiliated Managers Group, Inc	122,266
4,083		Developers Diversified Realty Corp	257,025
400		Douglas Emmett, Inc	10,636
364		Essex Property Trust, Inc	47,047
1,013		Federal Realty Investment Trust	86,105
3,254		General Growth Properties, Inc	169,956
543		Global Signal, Inc	28,600
1		Hugoton Royalty Trust	25
55,940		iShares Russell 1000 Growth Index Fund	3,076,700
1,170		Kilroy Realty Corp	91,260
2,567		Macerich Co	222,225
2,827		Public Storage, Inc	275,633
1,179	*	Realogy Corp	35,747
4,478		Simon Property Group, Inc	453,577
1,686		SL Green Realty Corp	223,867
1,083		Taubman Centers, Inc	55,081
4,730		United Dominion Realty Trust, Inc	150,367
2,267		Ventas, Inc	95,939
696		Weingarten Realty Investors	32,093
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,434,149

HOTELS AND OTHER LODGING PLACES - 1.00%
1,634		Boyd Gaming Corp	74,037
1,313		Choice Hotels International, Inc	55,277
14,309		Hilton Hotels Corp	499,384
5,055	*	Las Vegas Sands Corp	452,321
12,670		Marriott International, Inc (Class A)	604,612
4,323	*	MGM Mirage	247,924
6,702		Starwood Hotels & Resorts Worldwide, Inc	418,875
1,822		Station Casinos, Inc	148,803
944	*	Wyndham Worldwide Corp	30,227
1,789		Wynn Resorts Ltd	167,898
		TOTAL HOTELS AND OTHER LODGING PLACES	2,699,358

INDUSTRIAL MACHINERY AND EQUIPMENT - 10.56%
27,949		3M Co	2,178,066
419	*	AGCO Corp	12,964
6,436		American Standard Cos, Inc	295,091
51,150		Applied Materials, Inc	943,718
2,467		Black & Decker Corp	197,286
965		Carlisle Cos, Inc	75,753

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
24,826		Caterpillar, Inc	$1,522,579
2,299		CDW Corp	161,666
1,584		Cummins, Inc	187,197
85,520	*	Dell, Inc	2,145,697
1,986		Diebold, Inc	92,548
2,621		Donaldson Co, Inc	90,975
6,589		Dover Corp	322,993
1,086	*	Dresser-Rand Group, Inc	26,574
71,770	*	EMC Corp	947,364
300	*	Flowserve Corp	15,141
2,465	*	FMC Technologies, Inc	151,918
1,923	*	Gardner Denver, Inc	71,747
187,346	d	General Electric Co	6,971,145
2,493		Graco, Inc	98,773
4,868	*	Grant Prideco, Inc	193,600
62,955		Hewlett-Packard Co	2,593,116
1,854		IDEX Corp	87,898
52,247		International Business Machines Corp	5,075,796
12,596		International Game Technology	581,935
6,539		Jabil Circuit, Inc	160,532
4,744		Joy Global, Inc	229,325
5,251	*	Lam Research Corp	265,806
2,955	*	Lexmark International, Inc (Class A)	216,306
2,238		Manitowoc Co, Inc	133,004
721		Pall Corp	24,911
1,870		Parker Hannifin Corp	143,766
390	*	Riverbed Technology, Inc	11,973
6,299		Rockwell Automation, Inc	384,743
8,249	*	SanDisk Corp	354,954
2,337	*	Scientific Games Corp (Class A)	70,648
7,664		Smith International, Inc	314,760
14,625	*	Solectron Corp	47,093
2,084		Stanley Works	104,804
7,249	*	Symbol Technologies, Inc	108,300
1,759	*	Terex Corp	113,596
300		Timken Co	8,754
1,498		Toro Co	69,852
4,983	*	Varian Medical Systems, Inc	237,041
1,325	*	VeriFone Holdings, Inc	46,905
7,915	*	Western Digital Corp	161,941
2,503	*	Zebra Technologies Corp (Class A)	87,079
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,337,633

INSTRUMENTS AND RELATED PRODUCTS - 7.10%
2,392	*	Advanced Medical Optics, Inc	84,198
15,818	*	Agilent Technologies, Inc	551,257
5,539		Allergan, Inc	663,240
5,455		Applera Corp (Applied Biosystems Group)	200,144
3,810		Bard (C.R.), Inc	316,116
314		Bausch & Lomb, Inc	16,347
24,269		Baxter International, Inc	1,125,839
2,086		Beckman Coulter, Inc	124,743
9,185		Becton Dickinson & Co	644,328
9,267		Biomet, Inc	382,449

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
45,742	*	Boston Scientific Corp	$785,848
802		Cooper Cos, Inc	35,689
8,797		Danaher Corp	637,255
5,726		Dentsply International, Inc	170,921
668		DRS Technologies, Inc	35,190
1,327	*	Intuitive Surgical, Inc	127,259
97,259		Johnson & Johnson	6,421,039
5,734		Kla-Tencor Corp	285,267
44,739		Medtronic, Inc	2,393,984
1,505	*	Mettler-Toledo International, Inc	118,669
1,995	*	Millipore Corp	132,867
2,107		National Instruments Corp	57,395
2,324		PerkinElmer, Inc	51,663
5,012		Pitney Bowes, Inc	231,504
2,780	*	Resmed, Inc	136,832
2,607	*	Respironics, Inc	98,414
6,437		Rockwell Collins, Inc	407,398
3,101		Roper Industries, Inc	155,794
13,428	*	St. Jude Medical, Inc	490,928
11,105		Stryker Corp	611,997
1,402	*	Techne Corp	77,741
1,986		Tektronix, Inc	57,932
5,324	*	Teradyne, Inc	79,647
7,272	*	Thermo Electron Corp	329,349
1,929	*	Trimble Navigation Ltd	97,858
3,764	*	Waters Corp	184,323
9,191	*	Zimmer Holdings, Inc	720,391
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	19,041,815

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
4,008		Brown & Brown, Inc	113,066
1,177		Gallagher (Arthur J.) & Co	34,780
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	147,846

INSURANCE CARRIERS - 2.30%
9,529		Aetna, Inc	411,462
18,484		Aflac, Inc	850,264
413		Ambac Financial Group, Inc	36,786
10,695		American International Group, Inc	766,404
164	*	CNA Financial Corp	6,612
646		Hanover Insurance Group, Inc	31,525
2,168		HCC Insurance Holdings, Inc	69,571
4,050	*	Health Net, Inc	197,073
6,199	*	Humana, Inc	342,867
80	*	Markel Corp	38,408
1,697	*	Philadelphia Consolidated Holding Co	75,618
777		Principal Financial Group	45,610
7,559		Progressive Corp	183,079
2,599		Prudential Financial, Inc	223,150
465		Transatlantic Holdings, Inc	28,877
49,929		UnitedHealth Group, Inc	2,682,685
3,361		W.R. Berkley Corp	115,988
1,232	*	WellCare Health Plans, Inc	84,885
		TOTAL INSURANCE CARRIERS	6,190,864

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,461	*	Corrections Corp of America	$66,081
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	66,081

LEATHER AND LEATHER PRODUCTS - 0.23%
14,271	*	Coach, Inc	613,082
		TOTAL LEATHER AND LEATHER PRODUCTS	613,082

METAL MINING - 0.35%
1,758		Foundation Coal Holdings, Inc	55,834
3,691		Freeport-McMoRan Copper & Gold, Inc (Class B)	205,699
14,639		Newmont Mining Corp	660,951
478		Southern Copper Corp	25,759
		TOTAL METAL MINING	948,243

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
1,853		Fortune Brands, Inc	158,228
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	158,228

MISCELLANEOUS RETAIL - 2.03%
11,637	*	Amazon.com, Inc	459,196
443		Barnes & Noble, Inc	17,592
14,846		Best Buy Co, Inc	730,275
2,265	*	Coldwater Creek, Inc	55,538
27,450		CVS Corp	848,480
1,340	*	Dick's Sporting Goods, Inc	65,647
399	*	Dollar Tree Stores, Inc	12,010
1,345		MSC Industrial Direct Co (Class A)	52,657
1,214	*	Nutri/System, Inc	76,955
10,787	*	Office Depot, Inc	411,740
5,380		Petsmart, Inc	155,267
26,992		Staples, Inc	720,686
3,116		Tiffany & Co	122,272
37,446		Walgreen Co	1,718,397
		TOTAL MISCELLANEOUS RETAIL	5,446,712

MOTION PICTURES - 0.94%
2,853	*	Discovery Holding Co (Class A)	45,905
856	*	DreamWorks Animation SKG, Inc (Class A)	25,243
57,723		News Corp (Class A)	1,239,890
2,364		Regal Entertainment Group (Class A)	50,400
10,034		Time Warner, Inc	218,541
27,604		Walt Disney Co	945,989
		TOTAL MOTION PICTURES	2,525,968

NONDEPOSITORY INSTITUTIONS - 1.64%
40,107		American Express Co	2,433,292
1,152	*	AmeriCredit Corp	28,996
1,863		Capital One Financial Corp	143,116
2,056		CapitalSource, Inc	56,149
1,728		First Marblehead Corp	94,435
12,909		Freddie Mac	876,521
652	*	Nelnet, Inc (Class A)	17,839

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
15,224		SLM Corp	$742,474
		TOTAL NONDEPOSITORY INSTITUTIONS	4,392,822

NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
1,680		Florida Rock Industries, Inc	72,324
3,541		Vulcan Materials Co	318,230
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	390,554

OIL AND GAS EXTRACTION - 2.35%
11,935		Baker Hughes, Inc	891,067
10,841		BJ Services Co	317,858
4,188	*	Cameron International Corp	222,173
2,476	*	Cheniere Energy, Inc	71,482
1,007	*	CNX Gas Corp	25,679
4,401	*	Denbury Resources, Inc	122,304
2,097		Diamond Offshore Drilling, Inc	167,634
5,576		ENSCO International, Inc	279,135
3,809		Equitable Resources, Inc	159,026
4,206	*	Global Industries Ltd	54,846
38,265		Halliburton Co	1,188,128
3,392	*	Helix Energy Solutions Group, Inc	106,407
3,985		Helmerich & Payne, Inc	97,513
6,044	*	National Oilwell Varco, Inc	369,772
2,095	*	Oceaneering International, Inc	83,172
6,249		Patterson-UTI Energy, Inc	145,164
2,902	*	Plains Exploration & Production Co	137,932
4,870	*	Pride International, Inc	146,149
2,389	*	Quicksilver Resources, Inc	87,414
4,907		Range Resources Corp	134,746
4,056		Rowan Cos, Inc	134,659
6,212	*	Southwestern Energy Co	217,731
2,133		St. Mary Land & Exploration Co	78,580
3,391	*	Superior Energy Services	110,818
2,579	*	Tetra Technologies, Inc	65,971
1,353		Tidewater, Inc	65,431
2,257	*	Todco	77,122
1,848	*	Unit Corp	89,536
789		W&T Offshore, Inc	24,238
13,494		XTO Energy, Inc	634,893
		TOTAL OIL AND GAS EXTRACTION	6,306,580

PAPER AND ALLIED PRODUCTS - 0.27%
9,884		Kimberly-Clark Corp	671,618
2,981		Packaging Corp of America	65,880
		TOTAL PAPER AND ALLIED PRODUCTS	737,498

PERSONAL SERVICES - 0.22%
5,349		Cintas Corp	212,409
12,333		H&R Block, Inc	284,152
709	*	Sally Beauty Holdings, Inc	5,530
1,652		Weight Watchers International, Inc	86,780
		TOTAL PERSONAL SERVICES	588,871

PETROLEUM AND COAL PRODUCTS - 0.57%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,976		EOG Resources, Inc	$248,301
12,778		Exxon Mobil Corp	979,178
2,266		Frontier Oil Corp	65,125
1,734		Holly Corp	89,128
2,414		Sunoco, Inc	150,537
		TOTAL PETROLEUM AND COAL PRODUCTS	1,532,269

PRIMARY METAL INDUSTRIES - 0.89%
12,545		Alcoa, Inc	376,475
3,791		Allegheny Technologies, Inc	343,768
873		Carpenter Technology Corp	89,500
57,738	*	Corning, Inc	1,080,278
606		Hubbell, Inc (Class B)	27,397
4,921		Precision Castparts Corp	385,216
3,313	*	Titanium Metals Corp	97,767
		TOTAL PRIMARY METAL INDUSTRIES	2,400,401

PRINTING AND PUBLISHING - 0.58%
2,178		Dow Jones & Co, Inc	82,764
2,335	*	Dun & Bradstreet Corp	193,315
3,249		EW Scripps Co (Class A)	162,255
2,004		Harte-Hanks, Inc	55,531
1,562		John Wiley & Sons, Inc (Class A)	60,090
123		McClatchy Co (Class A)	5,326
13,264		McGraw-Hill Cos, Inc	902,217
1,175		Meredith Corp	66,211
55		Washington Post Co (Class B)	41,008
		TOTAL PRINTING AND PUBLISHING	1,568,717

RAILROAD TRANSPORTATION - 0.81%
13,517		Burlington Northern Santa Fe Corp	997,690
8,100		CSX Corp	278,883
914	*	Kansas City Southern Industries, Inc	26,488
8,748		Norfolk Southern Corp	439,937
4,591		Union Pacific Corp	422,464
		TOTAL RAILROAD TRANSPORTATION	2,165,462

REAL ESTATE - 0.23%
6,679	*	CB Richard Ellis Group, Inc (Class A)	221,743
2,461		Forest City Enterprises, Inc (Class A)	143,722
1,302		Jones Lang LaSalle, Inc	120,005
2,624		St. Joe Co	140,568
		TOTAL REAL ESTATE	626,038

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.16%
7,072	*	Goodyear Tire & Rubber Co	148,441
800	*	Jarden Corp	27,832
6,110		Newell Rubbermaid, Inc	176,885
1,273		Sealed Air Corp	82,643
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	435,801

SECURITY AND COMMODITY BROKERS - 3.07%
722		BlackRock, Inc	109,672
1,923	*	Cbot Holdings, Inc (Class A)	291,277

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
38,722		Charles Schwab Corp	$748,883
1,293		Chicago Mercantile Exchange Holdings, Inc	659,107
14,242	*	E*Trade Financial Corp	319,306
4,152		Eaton Vance Corp	137,058
3,349		Federated Investors, Inc (Class B)	113,129
6,318		Franklin Resources, Inc	696,054
10,669		Goldman Sachs Group, Inc	2,126,865
1,938	*	IntercontinentalExchange, Inc	209,110
1,605	*	Investment Technology Group, Inc	68,822
3,885		Janus Capital Group, Inc	83,877
2,720		Legg Mason, Inc	258,536
2,474		Lehman Brothers Holdings, Inc	193,269
6,075		Merrill Lynch & Co, Inc	565,583
4,349		Morgan Stanley	354,139
3,411	*	Nasdaq Stock Market, Inc	105,025
3,059		Nuveen Investments, Inc (Class A)	158,701
110	*	Nymex Holdings, Inc	13,641
2,911	*	NYSE Group, Inc	282,949
2,253		SEI Investments Co	134,189
9,938		T Rowe Price Group, Inc	434,986
11,277		TD Ameritrade Holding Corp	182,462
		TOTAL SECURITY AND COMMODITY BROKERS	8,246,640

SPECIAL TRADE CONTRACTORS - 0.01%
1,986	*	Quanta Services, Inc	39,065
		TOTAL SPECIAL TRADE CONTRACTORS	39,065

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
1,896		Eagle Materials, Inc	81,964
5,066		Gentex Corp	78,827
5,810	*	Owens-Illinois, Inc	107,195
1,328	*	USG Corp	72,774
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	340,760

TOBACCO PRODUCTS - 1.19%
35,146		Altria Group, Inc	3,016,230
3,240		UST, Inc	188,568
		TOTAL TOBACCO PRODUCTS	3,204,798

TRANSPORTATION BY AIR - 0.72%
5,905	*	AMR Corp	178,508
3,291	*	Continental Airlines, Inc (Class B)	135,754
11,289		FedEx Corp	1,226,211
17,723		Southwest Airlines Co	271,516
2,224	*	US Airways Group, Inc	119,762
		TOTAL TRANSPORTATION BY AIR	1,931,751

TRANSPORTATION EQUIPMENT - 3.38%
29,637		Boeing Co	2,632,951
625		Brunswick Corp	19,938
4,473		Goodrich Corp	203,745
9,953		Harley-Davidson, Inc	701,388
1,436		Harsco Corp	109,280
4,505		ITT Industries, Inc	255,974

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
13,572		Lockheed Martin Corp	$1,249,574
917		Northrop Grumman Corp	62,081
2,713		Oshkosh Truck Corp	131,363
5,486		Paccar, Inc	356,041
5,132	*	Pactiv Corp	183,161
7,983		Raytheon Co	421,502
1,500	*	Spirit Aerosystems Holdings, Inc (Class A)	50,205
4,412		Textron, Inc	413,713
1,214		Thor Industries, Inc	53,404
2,699		Trinity Industries, Inc	95,005
34,284		United Technologies Corp	2,143,436
		TOTAL TRANSPORTATION EQUIPMENT	9,082,761

TRANSPORTATION SERVICES - 0.24%
6,319		CH Robinson Worldwide, Inc	258,384
7,716		Expeditors International Washington, Inc	312,498
1,000		GATX Corp	43,330
1,900	*	Hertz Global Holdings, Inc	33,041
		TOTAL TRANSPORTATION SERVICES	647,253

TRUCKING AND WAREHOUSING - 0.77%
1,842		Con-way, Inc	81,122
3,817		J.B. Hunt Transport Services, Inc	79,279
2,119		Landstar System, Inc	80,903
1,313	*	Swift Transportation Co, Inc	34,493
23,878		United Parcel Service, Inc (Class B)	1,790,372
		TOTAL TRUCKING AND WAREHOUSING	2,066,169

WATER TRANSPORTATION - 0.02%
1,939	*	Kirby Corp	66,178
		TOTAL WATER TRANSPORTATION	66,178

WHOLESALE TRADE-DURABLE GOODS - 0.31%
615	*	Arrow Electronics, Inc	19,403
151		BorgWarner, Inc	8,912
4,202	*	Cytyc Corp	118,917
1,699		Martin Marietta Materials, Inc	176,543
5,049	*	Patterson Cos, Inc	179,290
2,139		Pool Corp	83,785
2,161		W.W. Grainger, Inc	151,140
1,743	*	WESCO International, Inc	102,506
		TOTAL WHOLESALE TRADE-DURABLE GOODS	840,496

WHOLESALE TRADE-NONDURABLE GOODS - 1.18%
2,311		Airgas, Inc	93,642
610	*	Bare Escentuals, Inc	18,953
2,253		Brown-Forman Corp (Class B)	149,239
15,481		Cardinal Health, Inc	997,441
4,785	*	Endo Pharmaceuticals Holdings, Inc	131,970
3,188	*	Henry Schein, Inc	156,148
7,147		Nike, Inc (Class B)	707,767
22,928		Sysco Corp	842,833
1,346	*	Tractor Supply Co	60,180
259		Valhi, Inc	6,706
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,164,879

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

			VALUE
		TOTAL COMMON STOCKS
		(Cost $254,816,190)	$266,883,998

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.74%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.74%
$ 1,990,000	d	Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	1,988,928
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,988,928

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,989,735)	1,988,928

		TOTAL PORTFOLIO - 100.19%
		(Cost $256,805,925)	268,872,926
		OTHER ASSETS & LIABILITIES, NET - (0.19)%	(519,117)

		NET ASSETS - 100.00%	$268,353,809

	*	Non-income producing
	**	Percentage represents less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin or
		other requirements on futures contracts in the amount of $96,746.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.30%
AMUSEMENT AND RECREATION SERVICES - 0.09%
2,255		Harrah's Entertainment, Inc	$186,534
2,253		International Speedway Corp (Class A)	114,993
1,870		Warner Music Group Corp	42,917
		TOTAL AMUSEMENT AND RECREATION SERVICES	344,444

APPAREL AND ACCESSORY STORES - 0.13%
254	*	AnnTaylor Stores Corp	8,341
7,453		Foot Locker, Inc	163,444
11,666		Gap, Inc	227,487
2,749	*	Hanesbrands, Inc	64,931
		TOTAL APPAREL AND ACCESSORY STORES	464,203

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
6,070		Jones Apparel Group, Inc	202,920
4,864		Liz Claiborne, Inc	211,389
4,176		VF Corp	342,766
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	757,075

AUTO REPAIR, SERVICES AND PARKING - 0.04%
2,882		Ryder System, Inc	147,155
		TOTAL AUTO REPAIR, SERVICES AND PARKING	147,155

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
7,383	*	Autonation, Inc	157,406
3,394		United Auto Group, Inc	79,997
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	237,403

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
7,748		Home Depot, Inc	311,160
1,950		Sherwin-Williams Co	123,981
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	435,141

BUSINESS SERVICES - 1.43%
3,101	*	Affiliated Computer Services, Inc (Class A)	151,453
4,228	*	Avis Budget Group, Inc	91,705
638		Brink's Co	40,781
17,628		CA, Inc	399,274
2,006	*	Cadence Design Systems, Inc	35,927
693	*	Ceridian Corp	19,390
8,219	*	Computer Sciences Corp	438,648
17,626	*	Compuware Corp	146,825
7,135	*	Convergys Corp	169,670
11,596		Electronic Data Systems Corp	319,470
643		Equifax, Inc	26,106
9,733	*	Expedia, Inc	204,198
718		Fair Isaac Corp	29,187
7,963		Fidelity National Information Services, Inc	319,237
2,475		IMS Health, Inc	68,013
13,974	*	Juniper Networks, Inc	264,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
571		Manpower, Inc	$42,785
453	*	McAfee, Inc	12,856
7,260	*	NCR Corp	310,438
17,889	*	Novell, Inc	110,912
11,027		ServiceMaster Co	144,564
153,227	*	Sun Microsystems, Inc	830,490
27,281	*	Symantec Corp	568,809
5,966	*	Synopsys, Inc	159,471
16,691	*	Unisys Corp	130,857
3,156	*	United Rentals, Inc	80,257
692	*	VeriSign, Inc	16,643
2,952		Waste Management, Inc	108,545
		TOTAL BUSINESS SERVICES	5,241,179

CHEMICALS AND ALLIED PRODUCTS - 8.88%
14,937		Abbott Laboratories	727,581
9,427		Air Products & Chemicals, Inc	662,530
2,126		Albemarle Corp	152,647
2,953		Alberto-Culver Co	63,342
8,507	*	Biogen Idec, Inc	418,459
52,567		Bristol-Myers Squibb Co	1,383,563
1,659		Cabot Corp	72,283
2,040		Celanese Corp (Series A)	52,795
2,177	*	Charles River Laboratories International, Inc	94,155
14,562		Chemtura Corp	140,232
7,551		Clorox Co	484,397
2,331		Colgate-Palmolive Co	152,074
1,865		Cytec Industries, Inc	105,391
47,425		Dow Chemical Co	1,894,155
8,566		Du Pont (E.I.) de Nemours & Co	417,250
4,098		Eastman Chemical Co	243,052
11,683		Eli Lilly & Co	608,684
2,273		FMC Corp	173,998
1,132	*	Huntsman Corp	21,474
1,270		International Flavors & Fragrances, Inc	62,433
1,648	*	Invitrogen Corp	93,260
12,795	*	King Pharmaceuticals, Inc	203,696
3,366		Lubrizol Corp	168,738
10,091		Lyondell Chemical Co	258,027
74,840		Merck & Co, Inc	3,263,024
6,976	*	Millennium Pharmaceuticals, Inc	76,038
6,723	*	Mosaic Co	143,603
361,766		Pfizer, Inc	9,369,739
7,137		PPG Industries, Inc	458,267
128,491		Procter & Gamble Co	8,258,117
6,979		Rohm & Haas Co	356,766
5,500		RPM International, Inc	114,895
542		Scotts Miracle-Gro Co (Class A)	27,994
2,031		Sigma-Aldrich Corp	157,849
4,937		Valspar Corp	136,459
4,682	*	Watson Pharmaceuticals, Inc	121,872
612		Westlake Chemical Corp	19,205
25,731		Wyeth	1,310,223
		TOTAL CHEMICALS AND ALLIED PRODUCTS	32,468,267

COMMUNICATIONS - 7.26%
19,342		Alltel Corp	1,169,804

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
191,983		AT&T, Inc	$6,863,392
20,052	*	Avaya, Inc	280,327
89,263		BellSouth Corp	4,205,180
5,027		Cablevision Systems Corp (Class A)	143,169
6,015		CenturyTel, Inc	262,615
8,910		Citizens Communications Co	128,037
24,820		Clear Channel Communications, Inc	882,103
47,484	*	Comcast Corp (Class A)	2,009,998
1,022	*	Crown Castle International Corp	33,011
1,074	*	CTC Media, Inc	25,787
7,488		Embarq Corp	393,609
1,210		Hearst-Argyle Television, Inc	30,855
4,928	*	IAC/InterActiveCorp	183,124
1,166	*	Leap Wireless International, Inc	69,342
13,657	*	Liberty Global, Inc (Class A)	398,102
6,753	*	Liberty Media Corp - Capital (Series A)	661,659
7,506	*	Liberty Media Holding Corp (Interactive A)	161,904
77,024	*	Qwest Communications International, Inc	644,691
108,946		Sprint Nextel Corp	2,057,990
2,525		Telephone & Data Systems, Inc	137,183
2,984	*	Univision Communications, Inc (Class A)	105,693
389	*	US Cellular Corp	27,071
144,128		Verizon Communications, Inc	5,367,327
20,818		Windstream Corp	296,032
		TOTAL COMMUNICATIONS	26,538,005

DEPOSITORY INSTITUTIONS - 18.04%
6,220		Associated Banc-Corp	216,954
4,713		Astoria Financial Corp	142,144
3,435		Bancorpsouth, Inc	92,127
225,359		Bank of America Corp	12,031,917
861		Bank of Hawaii Corp	46,451
35,346		Bank of New York Co, Inc	1,391,572
27,084		BB&T Corp	1,189,800
1,512		BOK Financial Corp	83,130
927		Capitol Federal Financial	35,615
244,982		Citigroup, Inc	13,645,497
1,955		City National Corp	139,196
7,411		Colonial Bancgroup, Inc	190,759
7,975		Comerica, Inc	467,973
3,662		Commerce Bancshares, Inc	177,277
6,233		Compass Bancshares, Inc	371,798
1,474		Cullen/Frost Bankers, Inc	82,279
396		East West Bancorp, Inc	14,026
23,818		Fifth Third Bancorp	974,871
273		First Citizens Bancshares, Inc (Class A)	55,321
5,732		First Horizon National Corp	239,483
7,493		Fulton Financial Corp	125,133
12,531		Hudson City Bancorp, Inc	173,930
12,800		Huntington Bancshares, Inc	304,000
2,415		IndyMac Bancorp, Inc	109,061
171,542		JPMorgan Chase & Co	8,285,479
20,067		Keycorp	763,148
3,859		M&T Bank Corp	471,415
12,649		Marshall & Ilsley Corp	608,543
2,266		Mellon Financial Corp	95,512
5,986		Mercantile Bankshares Corp	280,085

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
29,252		National City Corp	$1,069,453
13,480		New York Community Bancorp, Inc	217,028
811		Northern Trust Corp	49,220
14,159		PNC Financial Services Group, Inc	1,048,332
12,923		Popular, Inc	231,968
36,086		Regions Financial Corp	1,349,616
5,084		Sky Financial Group, Inc	145,097
3,114		South Financial Group, Inc	82,801
19,543		Sovereign Bancorp, Inc	496,197
1,155		State Street Corp	77,893
17,921		SunTrust Banks, Inc	1,513,428
6,836		Synovus Financial Corp	210,754
3,545		TCF Financial Corp	97,204
4,984		TD Banknorth, Inc	160,884
2,448		UnionBanCal Corp	149,940
87,971		US Bancorp	3,183,670
5,280		Valley National Bancorp	139,973
85,515		Wachovia Corp	4,870,079
4,631		Washington Federal, Inc	108,967
47,464		Washington Mutual, Inc	2,159,137
2,616		Webster Financial Corp	127,452
140,974		Wells Fargo & Co	5,013,035
3,731		Whitney Holding Corp	121,705
2,956		Wilmington Trust Corp	124,655
5,085		Zions Bancorporation	419,207
		TOTAL DEPOSITORY INSTITUTIONS	65,972,191

EATING AND DRINKING PLACES - 0.78%
60,660		McDonald's Corp	2,689,058
1,346		OSI Restaurant Partners, Inc	52,763
3,135		Wendy's International, Inc	103,737
		TOTAL EATING AND DRINKING PLACES	2,845,558

EDUCATIONAL SERVICES - 0.00%**
301	*	Laureate Education, Inc	14,638
		TOTAL EDUCATIONAL SERVICES	14,638

ELECTRIC, GAS, AND SANITARY SERVICES - 6.23%
3,801		AGL Resources, Inc	147,897
5,785		Alliant Energy Corp	218,499
10,963	*	Allied Waste Industries, Inc	134,735
10,095		Ameren Corp	542,404
18,965		American Electric Power Co, Inc	807,530
2,325		Aqua America, Inc	52,964
3,703		Atmos Energy Corp	118,163
14,644		Centerpoint Energy, Inc	242,798
11,839	*	CMS Energy Corp	197,711
12,015		Consolidated Edison, Inc	577,561
7,785		Constellation Energy Group, Inc	536,153
17,180		Dominion Resources, Inc	1,440,371
4,394		DPL, Inc	122,065
8,397		DTE Energy Co	406,499
61,049		Duke Energy Corp	2,027,437
17,653	*	Dynegy, Inc (Class A)	127,808
16,088		Edison International	731,682
1,885		El Paso Corp	28,803
3,448		Energen Corp	161,849

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,147		Energy East Corp	$177,246
10,224		Entergy Corp	943,880
4,916		Exelon Corp	304,251
16,263		FirstEnergy Corp	980,659
19,835		FPL Group, Inc	1,079,421
3,605		Great Plains Energy, Inc	114,639
3,833		Hawaiian Electric Industries, Inc	104,066
9,177		KeySpan Corp	377,909
8,555		MDU Resources Group, Inc	219,350
13,496	*	Mirant Corp	426,069
4,211		National Fuel Gas Co	162,292
12,829		NiSource, Inc	309,179
7,762		Northeast Utilities	218,578
4,530	*	NRG Energy, Inc	253,725
5,162		NSTAR	177,366
4,174		OGE Energy Corp	166,960
5,770		Oneok, Inc	248,802
9,257		Pepco Holdings, Inc	240,775
17,101		PG&E Corp	809,390
4,854		Pinnacle West Capital Corp	246,049
18,731		PPL Corp	671,319
12,669		Progress Energy, Inc	621,795
12,419		Public Service Enterprise Group, Inc	824,373
6,766		Puget Energy, Inc	171,586
449		Questar Corp	37,289
15,575	*	Reliant Energy, Inc	221,321
315		Republic Services, Inc	12,811
5,411		SCANA Corp	219,795
12,928		Sempra Energy	724,485
10,809	*	Sierra Pacific Resources	181,915
36,669		Southern Co	1,351,619
4,301		Southern Union Co	120,213
9,923		TECO Energy, Inc	170,973
4,671		UGI Corp	127,425
3,265		Vectren Corp	92,334
6,668		Williams Cos, Inc	174,168
6,237		Wisconsin Energy Corp	296,008
2,586		WPS Resources Corp	139,722
19,412		Xcel Energy, Inc	447,641
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	22,790,327

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.20%
1,220	*	ADC Telecommunications, Inc	17,727
5,367		American Power Conversion Corp	164,177
24,517	*	Atmel Corp	148,328
4,318	*	Avnet, Inc	110,239
1,413		AVX Corp	20,898
3,643	*	Ciena Corp	100,948
1,742	*	Comverse Technology, Inc	36,774
566	*	Cree, Inc	9,803
735	*	Cypress Semiconductor Corp	12,399
2,654		Emerson Electric Co	117,015
567	*	Energizer Holdings, Inc	40,251
3,767	*	Fairchild Semiconductor International, Inc	63,323
22,240		Honeywell International, Inc	1,006,138
5,405	*	Integrated Device Technology, Inc	83,669
1,687	*	International Rectifier Corp	65,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,501		Intersil Corp (Class A)	$83,744
5,303		L-3 Communications Holdings, Inc	433,679
5,897	*	LSI Logic Corp	53,073
20,338	*	Micron Technology, Inc	283,918
25,468		Motorola, Inc	523,622
3,376	*	Novellus Systems, Inc	116,202
2,258		RadioShack Corp	37,889
566	*	Rambus, Inc	10,714
16,405	*	Sanmina-SCI Corp	56,597
2,097	*	Spansion, Inc (Class A)	31,161
2,226		Teleflex, Inc	143,711
23,170	*	Tellabs, Inc	237,724
5,807	*	Vishay Intertechnology, Inc	78,627
3,769		Whirlpool Corp	312,902
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,400,252

ENGINEERING AND MANAGEMENT SERVICES - 0.09%
3,958	*	Hewitt Associates, Inc (Class A)	101,919
3,815	*	Shaw Group, Inc	127,803
2,306	*	URS Corp	98,812
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	328,534

FABRICATED METAL PRODUCTS - 0.16%
1,374	*	Alliant Techsystems, Inc	107,433
5,572		Commercial Metals Co	143,758
3,097		Crane Co	113,474
3,549		Pentair, Inc	111,439
2,324		Snap-On, Inc	110,715
		TOTAL FABRICATED METAL PRODUCTS	586,819

FOOD AND KINDRED PRODUCTS - 2.22%
13,216		Anheuser-Busch Cos, Inc	650,227
32,264		Archer Daniels Midland Co	1,031,157
5,467		Campbell Soup Co	212,612
33,986		Coca-Cola Co	1,639,825
15,160		Coca-Cola Enterprises, Inc	309,567
25,061		ConAgra Foods, Inc	676,647
8,509	*	Constellation Brands, Inc (Class A)	246,931
3,481		Corn Products International, Inc	120,234
9,354		Del Monte Foods Co	103,175
15,791		General Mills, Inc	909,562
6,684		H.J. Heinz Co	300,847
964		Hershey Co	48,007
3,979		Hormel Foods Corp	148,576
3,447		J.M. Smucker Co	167,076
3,381		Kellogg Co	169,253
10,256		Kraft Foods, Inc (Class A)	366,139
1,248		McCormick & Co, Inc	48,123
2,562		Molson Coors Brewing Co (Class B)	195,839
3,194		Pepsi Bottling Group, Inc	98,727
3,494		PepsiAmericas, Inc	73,304
18,286		Sara Lee Corp	311,411
4,598	*	Smithfield Foods, Inc	117,985
11,107		Tyson Foods, Inc (Class A)	182,710
		TOTAL FOOD AND KINDRED PRODUCTS	8,127,934

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.29%
30,586		Kroger Co	$705,619
10,323		Supervalu, Inc	369,047
		TOTAL FOOD STORES	1,074,666

FORESTRY - 0.27%
3,222		Rayonier, Inc	132,263
11,901		Weyerhaeuser Co	840,806
		TOTAL FORESTRY	973,069

FURNITURE AND FIXTURES - 0.21%
1,669		Hillenbrand Industries, Inc	95,016
3,880		Johnson Controls, Inc	333,370
3,988		Leggett & Platt, Inc	95,313
7,726		Masco Corp	230,776
		TOTAL FURNITURE AND FIXTURES	754,475

FURNITURE AND HOMEFURNISHINGS STORES - 0.06%
713		Circuit City Stores, Inc	13,533
2,470	*	Mohawk Industries, Inc	184,904
797		Steelcase, Inc (Class A)	14,474
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	212,911

GENERAL BUILDING CONTRACTORS - 0.33%
1,069		Beazer Homes USA, Inc	50,254
3,057		Centex Corp	172,017
6,667		DR Horton, Inc	176,609
1,940		KB Home	99,483
3,903		Lennar Corp (Class A)	204,751
873		MDC Holdings, Inc	49,805
4,992		Pulte Homes, Inc	165,335
1,490		Ryland Group, Inc	81,384
2,213		Standard-Pacific Corp	59,286
4,852	*	Toll Brothers, Inc	156,380
		TOTAL GENERAL BUILDING CONTRACTORS	1,215,304

GENERAL MERCHANDISE STORES - 0.49%
3,297	*	BJ's Wholesale Club, Inc	102,570
7,118		Costco Wholesale Corp	376,329
3,010		Dillard's, Inc (Class A)	105,260
954		Dollar General Corp	15,321
3,451		Family Dollar Stores, Inc	101,218
24,882		Federated Department Stores, Inc	948,751
7,407		Saks, Inc	131,993
		TOTAL GENERAL MERCHANDISE STORES	1,781,442

HEALTH SERVICES - 1.02%
7,716		AmerisourceBergen Corp	346,911
1,512		Caremark Rx, Inc	86,350
5,175		Cigna Corp	680,875
1,969	*	Community Health Systems, Inc	71,908
9,699		Health Management Associates, Inc (Class A)	204,746
1,922	*	LifePoint Hospitals, Inc	64,771
4,292		McKesson Corp	217,604
6,028	*	Medco Health Solutions, Inc	322,136
2,953		Omnicare, Inc	114,074
8,046	*	Tenet Healthcare Corp	56,081
3,708	*	Triad Hospitals, Inc	155,106

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,713		Universal Health Services, Inc (Class B)	$94,952
16,772	*	WellPoint, Inc	1,319,789
		TOTAL HEALTH SERVICES	3,735,303

HOLDING AND OTHER INVESTMENT OFFICES - 7.37%
6,630		Allied Capital Corp	216,668
4,222		AMB Property Corp	247,451
9,100		Annaly Mortgage Management, Inc	126,581
4,523		Apartment Investment & Management Co (Class A)	253,378
10,099		Archstone-Smith Trust	587,863
3,490		AvalonBay Communities, Inc	453,875
5,523		Boston Properties, Inc	617,913
4,750		Brandywine Realty Trust	157,938
2,571		BRE Properties, Inc (Class A)	167,166
2,729		Camden Property Trust	201,537
3,031		CBL & Associates Properties, Inc	131,394
2,349		Colonial Properties Trust	110,121
5,589		Developers Diversified Realty Corp	351,828
2,700		Douglas Emmett, Inc	71,793
6,795		Duke Realty Corp	277,916
17,803		Equity Office Properties Trust	857,571
14,162		Equity Residential	718,722
704		Essex Property Trust, Inc	90,992
1,125		Federal Realty Investment Trust	95,625
3,629		General Growth Properties, Inc	189,543
10,222		Health Care Property Investors, Inc	376,374
3,207		Health Care REIT, Inc	137,965
3,920		Hospitality Properties Trust	186,318
24,749		Host Marriott Corp	607,588
9,903		HRPT Properties Trust	122,302
169,917		iShares Russell 1000 Value Index Fund	14,036,843
6,219		iStar Financial, Inc	297,393
10,607		Kimco Realty Corp	476,785
4,762		Liberty Property Trust	234,005
2,944		Mack-Cali Realty Corp	150,144
2,158		New Century Financial Corp	68,171
4,871		New Plan Excel Realty Trust	133,855
14,946		NTL, Inc	377,237
8,578		Plum Creek Timber Co, Inc	341,833
12,139		Prologis	737,687
2,235		Public Storage, Inc	217,913
8,761	*	Realogy Corp	265,634
7,246		Reckson Associates Realty Corp	330,418
3,535		Regency Centers Corp	276,331
4,703		Simon Property Group, Inc	476,367
1,048		Taubman Centers, Inc	53,301
6,071		Thornburg Mortgage, Inc	152,564
1,849		Ventas, Inc	78,250
6,317		Vornado Realty Trust	767,516
2,872		Weingarten Realty Investors	132,428
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	26,961,097

HOTELS AND OTHER LODGING PLACES - 0.11%
1,593		Starwood Hotels & Resorts Worldwide, Inc	99,563
9,229	*	Wyndham Worldwide Corp	295,513
		TOTAL HOTELS AND OTHER LODGING PLACES	395,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 4.46%
4,504	*	AGCO Corp	$139,354
285		Black & Decker Corp	22,791
211		Carlisle Cos, Inc	16,564
388		Cummins, Inc	45,854
11,609		Deere & Co	1,103,668
604		Diebold, Inc	28,146
1,214		Dover Corp	59,510
7,037		Eaton Corp	528,760
13,150	*	EMC Corp	173,580
2,291	*	Flowserve Corp	115,627
264,008	d	General Electric Co	9,823,738
54,525		Hewlett-Packard Co	2,245,885
6,690		International Business Machines Corp	649,934
2,242		Kennametal, Inc	131,942
3,721		Lennox International, Inc	113,900
1,077	*	Lexmark International, Inc (Class A)	78,836
4,692		Pall Corp	162,109
3,257		Parker Hannifin Corp	250,398
24,600	*	Solectron Corp	79,212
2,830		SPX Corp	173,083
1,089		Stanley Works	54,766
2,520	*	Symbol Technologies, Inc	37,649
2,509	*	Terex Corp	162,031
3,640		Timken Co	106,215
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	16,303,552

INSTRUMENTS AND RELATED PRODUCTS - 0.98%
1,593		Applera Corp (Applied Biosystems Group)	58,447
1,471	*	Armor Holdings, Inc	80,684
1,979		Bausch & Lomb, Inc	103,027
283		Beckman Coulter, Inc	16,923
1,173		Cooper Cos, Inc	52,199
1,425		DRS Technologies, Inc	75,069
14,308		Eastman Kodak Co	369,146
16,617		Johnson & Johnson	1,097,054
1,849		Kla-Tencor Corp	91,988
2,816		PerkinElmer, Inc	62,600
4,766		Pitney Bowes, Inc	220,142
1,045		Tektronix, Inc	30,483
2,491	*	Teradyne, Inc	37,265
10,787	*	Thermo Electron Corp	488,543
46,280	*	Xerox Corp	784,446
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,568,016

INSURANCE AGENTS, BROKERS AND SERVICE - 0.78%
16,046		AON Corp	567,066
2,947		Gallagher (Arthur J.) & Co	87,084
14,904		Hartford Financial Services Group, Inc	1,390,692
26,535		Marsh & McLennan Cos, Inc	813,563
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,858,405

INSURANCE CARRIERS - 7.00%
13,023		Aetna, Inc	562,333
238	*	Alleghany Corp	86,537
31,368		Allstate Corp	2,042,370
4,620		Ambac Financial Group, Inc	411,503

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,077		American Financial Group, Inc	$146,405
94,519		American International Group, Inc	6,773,232
644		American National Insurance Co	73,487
6,422		Assurant, Inc	354,816
20,429		Chubb Corp	1,080,898
7,996		Cincinnati Financial Corp	362,299
1,157	*	CNA Financial Corp	46,650
6,613	*	Conseco, Inc	132,128
2,327		Erie Indemnity Co (Class A)	134,919
10,575		Fidelity National Title Group, Inc (Class A)	252,531
3,997		First American Corp	162,598
22,122		Genworth Financial, Inc (Class A)	756,794
1,417		Hanover Insurance Group, Inc	69,150
2,184		HCC Insurance Holdings, Inc	70,085
424	*	Health Net, Inc	20,632
7,578		Leucadia National Corp	213,700
13,802		Lincoln National Corp	916,453
21,315		Loews Corp	883,933
459	*	Markel Corp	220,366
6,591		MBIA, Inc	481,538
1,229		Mercury General Corp	64,805
22,818		Metlife, Inc	1,346,490
4,530		MGIC Investment Corp	283,306
2,463		Nationwide Financial Services, Inc (Class A)	133,495
11,377		Old Republic International Corp	264,857
646	*	Philadelphia Consolidated Holding Co	28,786
4,073		PMI Group, Inc	192,123
12,267		Principal Financial Group	720,073
28,530		Progressive Corp	690,997
3,367		Protective Life Corp	159,933
20,732		Prudential Financial, Inc	1,780,050
4,284		Radian Group, Inc	230,950
1,578		Reinsurance Group Of America, Inc	87,895
5,756		Safeco Corp	360,038
34,370		St. Paul Travelers Cos, Inc	1,845,325
2,582		Stancorp Financial Group, Inc	116,319
5,231		Torchmark Corp	333,529
799		Transatlantic Holdings, Inc	49,618
2,266		Unitrin, Inc	113,549
17,190		UnumProvident Corp	357,208
3,937		W.R. Berkley Corp	135,866
66		Wesco Financial Corp	30,360
		TOTAL INSURANCE CARRIERS	25,580,929

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
927	*	Corrections Corp of America	41,928
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	41,928

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
4,308		Laidlaw International, Inc	131,092
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	131,092

LUMBER AND WOOD PRODUCTS - 0.03%
4,871		Louisiana-Pacific Corp	104,873
		TOTAL LUMBER AND WOOD PRODUCTS	104,873

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.41%
4,452		Freeport-McMoRan Copper & Gold, Inc (Class B)	$248,110
1,193		Newmont Mining Corp	53,864
10,120		Phelps Dodge Corp	1,211,566
		TOTAL METAL MINING	1,513,540

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
4,834		Fortune Brands, Inc	412,775
8,037		Hasbro, Inc	219,008
18,256		Mattel, Inc	413,681
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,045,464

MISCELLANEOUS RETAIL - 0.40%
1,846		Barnes & Noble, Inc	73,305
3,358		CVS Corp	103,796
5,400	*	Dollar Tree Stores, Inc	162,540
3,300		OfficeMax, Inc	163,845
27,955	*	Rite Aid Corp	152,075
4,295	*	Sears Holdings Corp	721,259
2,468		Tiffany & Co	96,844
		TOTAL MISCELLANEOUS RETAIL	1,473,664

MOTION PICTURES - 2.24%
32,499		CBS Corp (Class B)	1,013,319
9,504	*	Discovery Holding Co (Class A)	152,919
682	*	DreamWorks Animation SKG, Inc (Class A)	20,112
36,448		News Corp (Class A)	782,903
183,321		Time Warner, Inc	3,992,731
65,513		Walt Disney Co	2,245,131
		TOTAL MOTION PICTURES	8,207,115

NONDEPOSITORY INSTITUTIONS - 2.10%
7,206		American Capital Strategies Ltd	333,350
4,681	*	AmeriCredit Corp	117,821
17,369		Capital One Financial Corp	1,334,287
1,477		CapitalSource, Inc	40,337
9,614		CIT Group, Inc	536,173
30,064		Countrywide Financial Corp	1,276,217
47,830		Fannie Mae	2,840,624
16,931		Freddie Mac	1,149,615
182		Student Loan Corp	37,729
		TOTAL NONDEPOSITORY INSTITUTIONS	7,666,153

OIL AND GAS EXTRACTION - 0.72%
22,618		Anadarko Petroleum Corp	984,335
2,276		Cabot Oil & Gas Corp	138,039
20,319		Chesapeake Energy Corp	590,267
3,798		Cimarex Energy Co	138,627
812		Equitable Resources, Inc	33,901
2,478	*	Forest Oil Corp	80,981
526	*	National Oilwell Varco, Inc	32,181
6,039		Pioneer Natural Resources Co	239,688
3,060		Pogo Producing Co	148,226
1,315	*	Pride International, Inc	39,463
354		Rowan Cos, Inc	11,753
1,423	*	SEACOR Holdings, Inc	141,076
1,325		Tidewater, Inc	64,077
		TOTAL OIL AND GAS EXTRACTION	2,642,614

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.66%
5,066		Bemis Co	$172,143
22,384		International Paper Co	763,294
9,539		Kimberly-Clark Corp	648,175
8,417		MeadWestvaco Corp	253,015
14,858	*	Smurfit-Stone Container Corp	156,900
4,728		Sonoco Products Co	179,948
4,962		Temple-Inland, Inc	228,401
		TOTAL PAPER AND ALLIED PRODUCTS	2,401,876

PERSONAL SERVICES - 0.05%
2,953	*	Sally Beauty Holdings, Inc	23,033
15,468		Service Corp International	158,547
		TOTAL PERSONAL SERVICES	181,580

PETROLEUM AND COAL PRODUCTS - 12.61%
16,293		Apache Corp	1,083,647
3,007		Ashland, Inc	208,024
109,521		Chevron Corp	8,053,079
81,509		ConocoPhillips	5,864,573
21,635		Devon Energy Corp	1,451,276
6,161		EOG Resources, Inc	384,754
281,183		Exxon Mobil Corp	21,547,053
2,659		Frontier Oil Corp	76,420
12,028		Hess Corp	596,228
17,844		Marathon Oil Corp	1,650,570
9,301		Murphy Oil Corp	472,956
6,010	*	Newfield Exploration Co	276,160
8,801		Noble Energy, Inc	431,865
42,306		Occidental Petroleum Corp	2,065,802
3,053		Sunoco, Inc	190,385
3,228		Tesoro Corp	212,306
30,258		Valero Energy Corp	1,547,999
		TOTAL PETROLEUM AND COAL PRODUCTS	46,113,097

PRIMARY METAL INDUSTRIES - 0.63%
25,903		Alcoa, Inc	777,349
114		Carpenter Technology Corp	11,687
1,951		Hubbell, Inc (Class B)	88,205
15,598		Nucor Corp	852,587
4,532		Steel Dynamics, Inc	147,063
6,059		United States Steel Corp	443,155
		TOTAL PRIMARY METAL INDUSTRIES	2,320,046

PRINTING AND PUBLISHING - 0.55%
11,745		Gannett Co, Inc	710,103
2,300		McClatchy Co (Class A)	99,590
5,870		New York Times Co (Class A)	142,993
2,985		R.H. Donnelley Corp	187,249
10,770		R.R. Donnelley & Sons Co	382,766
8,610		Tribune Co	265,016
303		Washington Post Co (Class B)	225,917
		TOTAL PRINTING AND PUBLISHING	2,013,634

RAILROAD TRANSPORTATION - 0.42%
10,957		CSX Corp	377,250

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,402	*	Kansas City Southern Industries, Inc	$69,610
9,136		Norfolk Southern Corp	459,449
6,982		Union Pacific Corp	642,484
		TOTAL RAILROAD TRANSPORTATION	1,548,793

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.09%
1,042	*	Jarden Corp	36,251
5,295		Newell Rubbermaid, Inc	153,290
2,206		Sealed Air Corp	143,214
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	332,755

SECURITY AND COMMODITY BROKERS - 3.50%
3,464		A.G. Edwards, Inc	219,237
10,568		Ameriprise Financial, Inc	575,956
5,892		Bear Stearns Cos, Inc	959,100
1,817	*	E*Trade Financial Corp	40,737
4,541		Goldman Sachs Group, Inc	905,248
4,589		Janus Capital Group, Inc	99,077
5,437		Jefferies Group, Inc	145,820
2,942		Legg Mason, Inc	279,637
22,994		Lehman Brothers Holdings, Inc	1,796,291
37,288		Merrill Lynch & Co, Inc	3,471,513
47,172		Morgan Stanley	3,841,216
3,652	*	NYSE Group, Inc	354,974
4,068		Raymond James Financial, Inc	123,301
		TOTAL SECURITY AND COMMODITY BROKERS	12,812,107

SPECIAL TRADE CONTRACTORS - 0.02%
3,038	*	Quanta Services, Inc	59,757
		TOTAL SPECIAL TRADE CONTRACTORS	59,757

STONE, CLAY, AND GLASS PRODUCTS - 0.04%
735		Gentex Corp	11,437
2,503	*	USG Corp	137,164
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	148,601

TOBACCO PRODUCTS - 1.61%
56,274		Altria Group, Inc	4,829,435
4,784		Loews Corp (Carolina Group)	309,620
8,345		Reynolds American, Inc	546,347
3,407		UST, Inc	198,287
		TOTAL TOBACCO PRODUCTS	5,883,689

TRANSPORTATION BY AIR - 0.15%
2,489	*	AMR Corp	75,242
15,723		Southwest Airlines Co	240,876
5,724	*	UAL Corp	251,856
		TOTAL TRANSPORTATION BY AIR	567,974

TRANSPORTATION EQUIPMENT - 1.67%
4,120		Autoliv, Inc	248,436
3,712		Brunswick Corp	118,413
90,829	*	Ford Motor Co	682,126
19,794		General Dynamics Corp	1,471,684
22,733		General Motors Corp	698,358
7,955		Genuine Parts Co	377,306
391		Goodrich Corp	17,810

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,957		ITT Industries, Inc	$168,017
15,611		Northrop Grumman Corp	1,056,865
5,114		Paccar, Inc	331,899
10,975		Raytheon Co	579,480
400		Textron, Inc	37,508
340		Trinity Industries, Inc	11,968
2,347	*	TRW Automotive Holdings Corp	60,717
4,167		United Technologies Corp	260,521
		TOTAL TRANSPORTATION EQUIPMENT	6,121,108

TRANSPORTATION SERVICES - 0.07%
970		GATX Corp	42,030
6,214		Sabre Holdings Corp (Class A)	198,164
		TOTAL TRANSPORTATION SERVICES	240,194

TRUCKING AND WAREHOUSING - 0.04%
1,788	*	Swift Transportation Co, Inc	46,971
3,074	*	YRC Worldwide, Inc	115,982
		TOTAL TRUCKING AND WAREHOUSING	162,953

WATER TRANSPORTATION - 0.05%
1,999		Alexander & Baldwin, Inc	88,636
1,430		Overseas Shipholding Group, Inc	80,509
		TOTAL WATER TRANSPORTATION	169,145

WHOLESALE TRADE-DURABLE GOODS - 0.23%
5,166		Adesa, Inc	143,357
4,834	*	Arrow Electronics, Inc	152,513
2,461		BorgWarner, Inc	145,248
6,533	*	Ingram Micro, Inc (Class A)	133,339
3,153		Reliance Steel & Aluminum Co	124,165
2,410	*	Tech Data Corp	91,267
1,001		W.W. Grainger, Inc	70,010
		TOTAL WHOLESALE TRADE-DURABLE GOODS	859,899

WHOLESALE TRADE-NONDURABLE GOODS - 0.35%
196		Airgas, Inc	7,942
7,053	*	Dean Foods Co	298,201
6,881	*	Idearc, Inc	197,141
22,186		Safeway, Inc	766,736
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,270,020

		TOTAL COMMON STOCKS
		(Cost $319,005,998)	363,147,041

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.57%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.57%
$ 2,080,000	d	Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	2,078,879
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,078,879

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $2,079,723)	2,078,879

		TOTAL PORTFOLIO - 99.87%
		(Cost $321,085,721)	365,225,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

		VALUE
	OTHER ASSETS & LIABILITIES, NET- 0.13%	$464,765

	NET ASSETS - 100.00%	$365,690,685

*	Non-income producing
**	Percentage represents less than 0.01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or
	other requirements on futures contracts in the amount of $148,840.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.12%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
1,774	*	Chiquita Brands International, Inc	$28,331
		TOTAL AGRICULTURAL PRODUCTION-CROPS	28,331

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,677		Pilgrim's Pride Corp	49,354
15		Seaboard Corp	26,475
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	75,829

AMUSEMENT AND RECREATION SERVICES - 0.22%
2,782	*	Bally Technologies, Inc	51,968
1,562	*	Bally Total Fitness Holding Corp	3,827
833	*	Century Casinos, Inc	9,296
416		Churchill Downs, Inc	17,780
309		Dover Downs Gaming & Entertainment, Inc	4,131
503		Dover Motorsports, Inc	2,671
8,118		Harrah's Entertainment, Inc	671,521
1,672		International Speedway Corp (Class A)	85,339
956	*	Lakes Entertainment, Inc	10,315
1,229	*	Leapfrog Enterprises, Inc	11,651
1,593	*	Life Time Fitness, Inc	77,276
2,578	*	Live Nation, Inc	57,747
1,658	*	Magna Entertainment Corp	7,478
2,211	*	Marvel Entertainment, Inc	59,498
925	*	MTR Gaming Group, Inc	11,304
1,729	*	Multimedia Games, Inc	16,598
3,645	*	Penn National Gaming, Inc	151,705
2,181	*	Pinnacle Entertainment, Inc	72,278
3,899	*	Six Flags, Inc	20,431
697		Speedway Motorsports, Inc	26,765
3,844		Warner Music Group Corp	88,220
2,725		Westwood One, Inc	19,239
1,126	*	WMS Industries, Inc	39,252
544		World Wrestling Entertainment, Inc	8,867
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,525,157

APPAREL AND ACCESSORY STORES - 0.72%
3,885		Abercrombie & Fitch Co (Class A)	270,513
2,624	*	Aeropostale, Inc	81,003
7,920		American Eagle Outfitters, Inc	247,183
3,154	*	AnnTaylor Stores Corp	103,577
1,578		Bebe Stores, Inc	31,229
1,185		Brown Shoe Co, Inc	56,572
310		Buckle, Inc	15,764
524	*	Cache, Inc	13,226
2,018	*	Carter's, Inc	51,459
1,341	*	Casual Male Retail Group, Inc	17,500
1,629		Cato Corp (Class A)	37,320
676	*	Charlotte Russe Holding, Inc	20,787

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,554	*	Charming Shoppes, Inc	$75,146
8,240	*	Chico's FAS, Inc	170,486
1,014	*	Children's Place Retail Stores, Inc	64,409
1,409		Christopher & Banks Corp	26,292
367	*	Citi Trends, Inc	14,548
4,888		Claire's Stores, Inc	161,988
175		DEB Shops, Inc	4,620
1,944	*	Dress Barn, Inc	45,354
700	*	DSW, Inc (Class A)	26,999
1,593		Finish Line, Inc (Class A)	22,748
6,596		Foot Locker, Inc	144,650
24,526		Gap, Inc	478,257
4,176	*	Hanesbrands, Inc	98,637
1,910	*	HOT Topic, Inc	25,479
1,280	*	J Crew Group, Inc	49,344
796	*	Jo-Ann Stores, Inc	19,582
921	*	JOS A Bank Clothiers, Inc	27,031
14,833	*	Kohl's Corp	1,015,022
14,773		Limited Brands, Inc	427,531
960	*	New York & Co, Inc	12,557
10,300		Nordstrom, Inc	508,202
4,160	*	Pacific Sunwear Of California, Inc	81,453
2,897	*	Payless Shoesource, Inc	95,080
6,945		Ross Stores, Inc	203,489
300	*	Shoe Carnival, Inc	9,480
1,509		Stage Stores, Inc	45,859
889		Talbots, Inc	21,425
1,435	*	Tween Brands, Inc	57,300
867	*	Under Armour, Inc (Class A)	43,740
5,736	*	Urban Outfitters, Inc	132,100
3,252	*	Wet Seal, Inc (Class A)	21,691
		TOTAL APPAREL AND ACCESSORY STORES	5,076,632

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
672		Columbia Sportswear Co	37,430
1,127	*	Guess ?, Inc	71,486
1,454	*	Gymboree Corp	55,485
3,493	*	Hartmarx Corp	24,661
5,095		Jones Apparel Group, Inc	170,326
962		Kellwood Co	31,284
4,747		Liz Claiborne, Inc	206,305
1,310	*	Maidenform Brands, Inc	23,737
2,301		Phillips-Van Heusen Corp	115,441
2,535		Polo Ralph Lauren Corp	196,868
5,936	*	Quiksilver, Inc	93,492
539	*	True Religion Apparel, Inc	8,252
3,959		VF Corp	324,955
2,266	*	Warnaco Group, Inc	57,511
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,417,233

AUTO REPAIR, SERVICES AND PARKING - 0.06%
479	*	Amerco, Inc	41,678
356		Bandag, Inc	17,953
800		Central Parking Corp	14,400
1,141	*	Dollar Thrifty Automotive Group, Inc	52,041
711	*	Midas, Inc	16,353
379		Monro Muffler, Inc	13,303

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,301	*	PHH Corp	$66,430
2,747		Ryder System, Inc	140,262
216	*	Standard Parking Corp	8,297
1,495	*	Wright Express Corp	46,599
		TOTAL AUTO REPAIR, SERVICES AND PARKING	417,316

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
4,936		Advance Auto Parts	175,524
279	*	America's Car-Mart, Inc	3,309
381		Asbury Automotive Group, Inc	8,976
7,282	*	Autonation, Inc	155,252
2,509	*	Autozone, Inc	289,940
4,750	*	Carmax, Inc	254,743
3,306	*	Copart, Inc	99,180
2,524	*	CSK Auto Corp	43,287
514		Lithia Motors, Inc (Class A)	14,783
482	*	MarineMax, Inc	12,498
5,199	*	O'Reilly Automotive, Inc	166,680
806	*	Rush Enterprises, Inc (Class A)	13,638
1,790		Sonic Automotive, Inc (Class A)	51,982
2,394		United Auto Group, Inc	56,427
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,346,219

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.93%
790	*	Builders FirstSource, Inc	14,086
1,010	*	Central Garden & Pet Co	48,904
5,540		Fastenal Co	198,775
95,025		Home Depot, Inc	3,816,204
69,546		Lowe's Cos, Inc	2,166,358
4,987		Sherwin-Williams Co	317,073
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,561,400

BUSINESS SERVICES - 6.98%
2,587	*	@Road, Inc	18,885
1,998	*	24/7 Real Media, Inc	18,082
16,227	*	3Com Corp	66,693
418	*	3D Systems Corp	6,671
1,856		Aaron Rents, Inc	53,416
1,811		ABM Industries, Inc	41,128
1,165	*	Acacia Research (Acacia Technologies)	15,588
12,941	*	Activision, Inc	223,103
2,370	*	Actuate Corp	14,078
3,392		Acxiom Corp	87,005
960		Administaff, Inc	41,059
26,603	*	Adobe Systems, Inc	1,093,915
881	*	Advent Software, Inc	31,090
1,357	*	Advo, Inc	44,238
4,989	*	Affiliated Computer Services, Inc (Class A)	243,663
2,399	*	Agile Software Corp	14,754
6,825	*	Akamai Technologies, Inc	362,544
3,472	*	Alliance Data Systems Corp	216,896
953	*	Altiris, Inc	24,187
1,081	*	American Reprographics Co	36,008
1,364	*	AMN Healthcare Services, Inc	37,565
408	*	Ansoft Corp	11,342
1,474	*	Ansys, Inc	64,104
3,169	*	aQuantive, Inc	78,148

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,558		Arbitron, Inc	$67,680
2,717	*	Ariba, Inc	21,030
4,633	*	Art Technology Group, Inc	10,795
2,040	*	Aspen Technology, Inc	22,481
1,229	*	Asset Acceptance Capital Corp	20,672
340	*	Atari, Inc	194
1,613	*	Audible, Inc	12,791
10,566	*	Autodesk, Inc	427,500
26,192		Automatic Data Processing, Inc	1,289,956
5,368	*	Avis Budget Group, Inc	116,432
2,004	*	Avocent Corp	67,869
359	*	Bankrate, Inc	13,624
281		Barrett Business Services	6,581
18,001	*	BEA Systems, Inc	226,453
7,893	*	BearingPoint, Inc	62,118
4,785	*	BISYS Group, Inc	61,774
1,828		Blackbaud, Inc	47,528
1,560	*	Blackboard, Inc	46,862
488	*	Blue Coat Systems, Inc	11,688
9,797	*	BMC Software, Inc	315,463
3,514	*	Borland Software Corp	19,116
411	*	Bottomline Technologies, Inc	4,706
2,236		Brady Corp (Class A)	83,358
2,101		Brink's Co	134,296
19,431		CA, Inc	440,112
1,267	*	CACI International, Inc (Class A)	71,586
12,297	*	Cadence Design Systems, Inc	220,239
1,999		Catalina Marketing Corp	54,973
2,796	*	CBIZ, Inc	19,488
6,218	*	Ceridian Corp	173,980
2,778	*	Cerner Corp	126,399
3,555	*	Checkfree Corp	142,769
4,334	*	ChoicePoint, Inc	170,673
3,232	*	Chordiant Software, Inc	10,698
2,008	*	Ciber, Inc	13,614
8,077	*	Citrix Systems, Inc	218,483
1,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	39,074
17,104	*	CMGI, Inc	22,919
6,214	*	CNET Networks, Inc	56,494
1,400	*	Cogent Communications Group, Inc	22,708
3,654	*	Cogent, Inc	40,231
1,734		Cognex Corp	41,304
6,448	*	Cognizant Technology Solutions Corp (Class A)	497,528
1,270	*	Commvault Systems, Inc	25,413
275		Computer Programs & Systems, Inc	9,347
8,055	*	Computer Sciences Corp	429,895
16,646	*	Compuware Corp	138,661
412	*	COMSYS IT Partners, Inc	8,327
1,428	*	Concur Technologies, Inc	22,905
1,156	*	Convera Corp (Class A)	5,306
6,774	*	Convergys Corp	161,086
683	*	CoStar Group, Inc	36,581
2,118	*	Covansys Corp	48,608
1,975	*	CSG Systems International, Inc	52,792
1,489	*	Cybersource Corp	16,409
620	*	DealerTrack Holdings, Inc	18,240
2,010		Deluxe Corp	50,652

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,616	*	Dendrite International, Inc	$17,307
1,333	*	Digital Insight Corp	51,307
1,960	*	Digital River, Inc	109,348
1,040	*	DivX, Inc	23,993
2,494	*	DST Systems, Inc	156,199
1,700	*	DynCorp International, Inc (Class A)	26,979
5,336	*	Earthlink, Inc	37,893
52,880	*	eBay, Inc	1,590,102
1,354	*	Echelon Corp	10,832
1,630	*	Eclipsys Corp	33,513
779	*	eCollege.com, Inc	12,191
2,012	*	eFunds Corp	55,357
721	*	Electro Rent Corp	12,041
13,699	*	Electronic Arts, Inc	689,882
22,769		Electronic Data Systems Corp	627,286
872	*	Emageon, Inc	13,394
6,821	*	Emdeon Corp	84,512
1,888	*	Epicor Software Corp	25,507
566	*	EPIQ Systems, Inc	9,605
6,182		Equifax, Inc	250,989
1,195	*	Equinix, Inc	90,366
1,308	*	eSpeed, Inc (Class A)	11,419
5,590	*	Evergreen Energy, Inc	55,285
9,532	*	Expedia, Inc	199,981
1,967	*	F5 Networks, Inc	145,971
1,737		Factset Research Systems, Inc	98,106
2,749		Fair Isaac Corp	111,747
1,503	*	FalconStor Software, Inc	13,001
8,252		Fidelity National Information Services, Inc	330,823
34,281		First Data Corp	874,851
7,768	*	Fiserv, Inc	407,199
553	*	Forrester Research, Inc	14,992
1,310	*	FTD Group, Inc	23,436
2,383	*	Gartner, Inc	47,160
931	*	Gerber Scientific, Inc	11,693
2,158	*	Getty Images, Inc	92,406
1,114		Gevity HR, Inc	26,391
1,230	*	Global Cash Access, Inc	19,963
9,375	*	Google, Inc (Class A)	4,317,000
490	*	H&E Equipment Services, Inc	12,137
1,142		Healthcare Services Group	33,072
880		Heartland Payment Systems, Inc	24,860
1,293	*	Heidrick & Struggles International, Inc	54,771
908	*	Hudson Highland Group, Inc	15,145
2,511	*	Hypercom Corp	15,945
2,508	*	Hyperion Solutions Corp	90,138
610	*	i2 Technologies, Inc	13,920
289	*	ICT Group, Inc	9,130
416	*	iGate Corp	2,862
880	*	IHS, Inc (Class A)	34,742
8,989		IMS Health, Inc	247,018
766	*	Infocrossing, Inc	12,486
3,809	*	Informatica Corp	46,508
1,205	*	Infospace, Inc	24,715
1,630		infoUSA, Inc	19,413
311	*	Innovative Solutions & Support, Inc	5,296
803		Integral Systems, Inc	18,606

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,387		Interactive Data Corp	$33,343
2,661	*	Internap Network Services Corp	52,874
1,311	*	Internet Capital Group, Inc	13,451
1,094		Interpool, Inc	25,556
19,330	*	Interpublic Group of Cos, Inc	236,599
1,836	*	Interwoven, Inc	26,934
15,756	*	Intuit, Inc	480,716
1,215	*	inVentiv Health, Inc	42,950
2,049	*	Ipass, Inc	12,048
5,344	*	Iron Mountain, Inc	220,921
3,304		Jack Henry & Associates, Inc	70,706
1,242	*	JDA Software Group, Inc	17,102
25,591	*	Juniper Networks, Inc	484,694
758	*	Jupitermedia Corp	6,003
1,398	*	Kanbay International, Inc	40,220
2,103	*	Keane, Inc	25,047
1,290		Kelly Services, Inc (Class A)	37,333
660	*	Kenexa Corp	21,952
1,645	*	Kforce, Inc	20,020
1,870	*	Kinetic Concepts, Inc	73,959
591	*	Knot, Inc	15,508
1,761	*	Korn/Ferry International	40,433
1,294	*	Kronos, Inc	47,542
2,302	*	Labor Ready, Inc	42,196
3,931	*	Lamar Advertising Co (Class A)	257,048
5,131	*	Lawson Software, Inc	37,918
2,268	*	Lionbridge Technologies	14,606
1,100	*	Liquidity Services, Inc	18,931
609	*	LoJack Corp	10,402
1,019	*	Magma Design Automation, Inc	9,100
1,298	*	Manhattan Associates, Inc	39,044
3,683		Manpower, Inc	275,967
757	*	Mantech International Corp (Class A)	27,880
1,017	*	Mapinfo Corp	13,272
747		Marchex, Inc (Class B)	9,995
270	*	Marlin Business Services, Inc	6,488
2,796		Mastercard, Inc (Class A)	275,378
6,787	*	McAfee, Inc	192,615
3,070	*	Mentor Graphics Corp	55,352
399,020		Microsoft Corp	11,914,765
431	*	MicroStrategy, Inc (Class A)	49,138
2,592	*	Midway Games, Inc	18,092
3,502		MoneyGram International, Inc	109,823
5,712	*	Monster Worldwide, Inc	266,408
5,050	*	Move, Inc	27,826
4,139	*	MPS Group, Inc	58,691
4,568	*	NAVTEQ Corp	159,743
8,322	*	NCR Corp	355,849
2,013	*	Neoware, Inc	26,592
618	*	Ness Technologies, Inc	8,813
2,514	*	NetFlix, Inc	65,012
655	*	Netratings, Inc	11,469
856	*	Netscout Systems, Inc	7,105
1,304	*	NIC, Inc	6,481
14,931	*	Novell, Inc	92,578
5,354	*	Nuance Communications, Inc	61,357
7,794		Omnicom Group, Inc	814,785

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,750	*	Omniture, Inc	$24,640
1,078	*	On Assignment, Inc	12,667
807	*	Online Resources Corp	8,239
613	*	Open Solutions, Inc	23,073
538	*	Opnet Technologies, Inc	7,774
4,039	*	Opsware, Inc	35,624
178,245	*	Oracle Corp	3,055,119
2,039	*	Packeteer, Inc	27,730
5,280	*	Parametric Technology Corp	95,146
503	*	PDF Solutions, Inc	7,268
613		Pegasystems, Inc	6,050
771	*	PeopleSupport, Inc	16,230
714	*	Perficient, Inc	11,717
3,744	*	Perot Systems Corp (Class A)	61,364
1,398	*	Phase Forward, Inc	20,942
554	*	Portfolio Recovery Associates, Inc	25,866
732	*	PRA International	18,498
2,440	*	Premiere Global Services, Inc	23,034
1,829	*	Progress Software Corp	51,084
1,027		QAD, Inc	8,617
689		Quality Systems, Inc	25,679
2,773	*	Quest Software, Inc	40,624
795	*	Radiant Systems, Inc	8,300
699	*	Radisys Corp	11,652
1,800	*	Raser Technologies, Inc	11,016
4,968	*	RealNetworks, Inc	54,350
8,982	*	Red Hat, Inc	206,586
3,214	*	Redback Networks, Inc	80,157
412		Renaissance Learning, Inc	7,305
3,728	*	Rent-A-Center, Inc	110,013
1,124	*	Rewards Network, Inc	7,812
440	*	RightNow Technologies, Inc	7,577
6,373		Robert Half International, Inc	236,566
1,091		Rollins, Inc	24,122
2,796	*	S1 Corp	15,406
944	*	SafeNet, Inc	22,599
3,513	*	Salesforce.com, Inc	128,049
3,580	*	Sapient Corp	19,654
4,137	*	Secure Computing Corp	27,139
12,676		ServiceMaster Co	166,182
524	*	SI International, Inc	16,988
2,431	*	Sitel Corp	10,259
1,939	*	Smith Micro Software, Inc	27,514
1,113	*	Sohu.com, Inc	26,712
2,560	*	SonicWALL, Inc	21,555
11,291	*	Sonus Networks, Inc	74,408
3,302		Sotheby's	102,428
3,234	*	Spherion Corp	24,029
771	*	SPSS, Inc	23,184
1,601	*	SRA International, Inc (Class A)	42,811
485		Startek, Inc	6,567
405	*	Stratasys, Inc	12,721
156,593	*	Sun Microsystems, Inc	848,734
3,689	*	Sybase, Inc	91,118
960	*	SYKES Enterprises, Inc	16,934
41,949	*	Symantec Corp	874,637
358	*	SYNNEX Corp	7,855

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,518	*	Synopsys, Inc	$174,226
195		Syntel, Inc	5,226
4,171	*	Take-Two Interactive Software, Inc	74,077
880		TAL International Group, Inc	23,487
567	*	Taleo Corp (Class A)	7,751
1,228		Talx Corp	33,709
1,701	*	TeleTech Holdings, Inc	40,620
748		TheStreet.com, Inc	6,657
2,497	*	THQ, Inc	81,202
8,235	*	TIBCO Software, Inc	77,738
989	*	TNS, Inc	19,038
1,817		Total System Services, Inc	47,951
770	*	TradeStation Group, Inc	10,588
1,675	*	Transaction Systems Architects, Inc	54,555
247	*	Travelzoo, Inc	7,398
1,360	*	Trizetto Group, Inc	24,983
751	*	Ultimate Software Group, Inc	17,468
14,286	*	Unisys Corp	112,002
3,990		United Online, Inc	52,987
2,773	*	United Rentals, Inc	70,517
1,256	*	Universal Compression Holdings, Inc	78,010
4,254	*	Valueclick, Inc	100,522
892	*	Vasco Data Security International	10,570
409	*	Verint Systems, Inc	14,021
10,740	*	VeriSign, Inc	258,297
346	*	Vertrue, Inc	13,290
948		Viad Corp	38,489
1,286	*	Vignette Corp	21,952
310	*	Volt Information Sciences, Inc	15,565
24,907		Waste Management, Inc	915,830
1,742	*	WebEx Communications, Inc	60,778
173	*	WebMD Health Corp (Class A)	6,923
1,961	*	webMethods, Inc	14,433
1,768	*	Websense, Inc	40,363
714	*	WebSideStory, Inc	9,039
2,710	*	Wind River Systems, Inc	27,778
1,573	*	Witness Systems, Inc	27,575
63,313	*	Yahoo!, Inc	1,617,014
		TOTAL BUSINESS SERVICES	49,332,597

CHEMICALS AND ALLIED PRODUCTS - 9.10%
68,686		Abbott Laboratories	3,345,695
1,299	*	Abraxis BioScience, Inc	35,515
1,230	*	Acadia Pharmaceuticals, Inc	10,812
1,220	*	Adams Respiratory Therapeutics, Inc	49,788
642	*	Adeza Biomedical Corp	9,572
2,100	*	Adolor Corp	15,792
338	*	Advanced Magnetics, Inc	20,185
2,243	*	ADVENTRX Pharmaceuticals, Inc	6,617
10,266		Air Products & Chemicals, Inc	721,494
1,192	*	Albany Molecular Research, Inc	12,588
1,797		Albemarle Corp	129,025
3,596		Alberto-Culver Co	77,134
1,305	*	Alexion Pharmaceuticals, Inc	52,709
3,737	*	Alkermes, Inc	49,964
1,315	*	Alnylam Pharmaceuticals, Inc	28,141
1,840	*	Alpharma, Inc (Class A)	44,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,829	*	American Oriental Bioengineering, Inc	$21,344
492		American Vanguard Corp	7,823
52,956	*	Amgen, Inc	3,617,424
4,100	*	Anadys Pharmaceuticals, Inc	20,172
1,008		Arch Chemicals, Inc	33,576
2,244	*	Arena Pharmaceuticals, Inc	28,970
1,295	*	Array Biopharma, Inc	16,731
2,020	*	Atherogenics, Inc	20,018
928	*	Auxilium Pharmaceuticals, Inc	13,632
2,924	*	AVANIR Pharmaceuticals (Class A)	6,754
1,690	*	Aventine Renewable Energy Holdings, Inc	39,816
4,219		Avery Dennison Corp	286,597
5,541	*	AVI BioPharma, Inc	17,620
20,392		Avon Products, Inc	673,752
445		Balchem Corp	11,428
4,710	*	Barr Pharmaceuticals, Inc	236,065
877	*	Bentley Pharmaceuticals, Inc	8,919
950	*	BioCryst Pharmaceuticals, Inc	10,982
2,436	*	Bioenvision, Inc	11,303
15,308	*	Biogen Idec, Inc	753,001
4,044	*	BioMarin Pharmaceuticals, Inc	66,281
580	*	Bradley Pharmaceuticals, Inc	11,936
88,326		Bristol-Myers Squibb Co	2,324,740
2,693		Cabot Corp	117,334
1,404	*	Calgon Carbon Corp	8,705
1,245		Cambrex Corp	28,286
495	*	Caraco Pharmaceutical Laboratories Ltd	6,930
3,154		Celanese Corp (Series A)	81,626
1,393	*	Cell Genesys, Inc	4,722
2,776	*	Cephalon, Inc	195,458
2,271		CF Industries Holdings, Inc	58,228
3,001	*	Charles River Laboratories International, Inc	129,793
678	*	Chattem, Inc	33,954
9,815		Chemtura Corp	94,518
3,364		Church & Dwight Co, Inc	143,475
6,714		Clorox Co	430,703
769	*	Coley Pharmaceutical Group, Inc	7,452
23,221		Colgate-Palmolive Co	1,514,938
996	*	Combinatorx, Inc	8,625
1,129	*	Conor Medsystems, Inc	35,372
1,310	*	Cotherix, Inc	17,672
2,467	*	Cubist Pharmaceuticals, Inc	44,677
637	*	Cypress Bioscience, Inc	4,937
2,093		Cytec Industries, Inc	118,275
1,097	*	Cytokinetics, Inc	8,206
4,356		Dade Behring Holdings, Inc	173,412
3,860	*	Dendreon Corp	16,096
730	*	Digene Corp	34,982
43,146		Dow Chemical Co	1,723,291
41,393		Du Pont (E.I.) de Nemours & Co	2,016,253
1,706	*	Durect Corp	7,575
3,825		Eastman Chemical Co	226,861
7,969		Ecolab, Inc	360,199
44,238		Eli Lilly & Co	2,304,800
813	*	Elizabeth Arden, Inc	15,488
957	*	Emisphere Technologies, Inc	5,063
3,151	*	Encysive Pharmaceuticals, Inc	13,266

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,573	*	Enzon Pharmaceuticals, Inc	$13,386
5,799		Estee Lauder Cos (Class A)	236,715
1,407		Ferro Corp	29,111
1,712		FMC Corp	131,054
14,787	*	Forest Laboratories, Inc	748,222
20,995	*	Genentech, Inc	1,703,324
7,724	*	Genitope Corp	27,188
5,606	*	Genta, Inc	2,481
11,823	*	Genzyme Corp	728,065
1,853		Georgia Gulf Corp	35,781
1,819	*	Geron Corp	15,971
20,107	*	Gilead Sciences, Inc	1,305,548
1,380	*	GTx, Inc	24,619
2,954		H.B. Fuller Co	76,272
1,178	*	Hana Biosciences, Inc	7,504
5,447	*	Hercules, Inc	105,182
296	*	Hi-Tech Pharmacal Co, Inc	3,602
7,397	*	Hospira, Inc	248,391
5,385	*	Human Genome Sciences, Inc	66,989
3,611	*	Huntsman Corp	68,501
1,622	*	Idenix Pharmaceuticals, Inc	14,095
1,701	*	Idexx Laboratories, Inc	134,889
3,146	*	ImClone Systems, Inc	84,187
3,470	*	Immucor, Inc	101,428
1,938	*	Indevus Pharmaceuticals, Inc	13,760
582		Innospec, Inc	27,092
275		Inter Parfums, Inc	5,277
1,385	*	InterMune, Inc	42,589
4,284		International Flavors & Fragrances, Inc	210,601
1,156	*	Inverness Medical Innovations, Inc	44,737
2,428	*	Invitrogen Corp	137,457
2,155	*	Keryx Biopharmaceuticals, Inc	28,662
10,299	*	King Pharmaceuticals, Inc	163,976
412		Koppers Holdings, Inc	10,741
180		Kronos Worldwide, Inc	5,861
1,591	*	KV Pharmaceutical Co (Class A)	37,834
3,342		Lubrizol Corp	167,534
9,563		Lyondell Chemical Co	244,526
1,061		MacDermid, Inc	36,180
530		Mannatech, Inc	7,807
1,118	*	MannKind Corp	18,436
1,163	*	Martek Biosciences Corp	27,144
5,142	*	Medarex, Inc	76,050
1,977	*	Medicines Co	62,710
2,658		Medicis Pharmaceutical Corp (Class A)	93,376
482	*	Medifast, Inc	6,064
10,799	*	Medimmune, Inc	349,564
98,036		Merck & Co, Inc	4,274,370
621		Meridian Bioscience, Inc	15,233
884	*	Metabasis Therapeutics, Inc	6,648
3,240	*	MGI Pharma, Inc	59,648
12,846	*	Millennium Pharmaceuticals, Inc	140,021
966		Minerals Technologies, Inc	56,791
1,600	*	Momenta Pharmaceuticals, Inc	25,168
24,350		Monsanto Co	1,279,106
6,436	*	Mosaic Co	137,473
9,004		Mylan Laboratories, Inc	179,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,526	*	Nabi Biopharmaceuticals	$17,126
4,416	*	Nalco Holding Co	90,351
1,296	*	Nastech Pharmaceutical Co, Inc	19,608
2,405	*	NBTY, Inc	99,976
1,806	*	Neurocrine Biosciences, Inc	18,819
1,146	*	New River Pharmaceuticals, Inc	62,698
833		NewMarket Corp	49,189
383		NL Industries, Inc	3,960
840	*	Northfield Laboratories, Inc	3,419
2,542	*	Novavax, Inc	10,422
1,042	*	Noven Pharmaceuticals, Inc	26,519
3,035	*	NPS Pharmaceuticals, Inc	13,749
2,376	*	Nuvelo, Inc	9,504
2,992		Olin Corp	49,428
1,229	*	OM Group, Inc	55,649
1,711	*	Omnova Solutions, Inc	7,836
1,910	*	Onyx Pharmaceuticals, Inc	20,208
1,863	*	OraSure Technologies, Inc	15,388
2,357	*	OSI Pharmaceuticals, Inc	82,448
1,698	*	Pacific Ethanol, Inc	26,132
1,404	*	Pain Therapeutics, Inc	12,496
2,065	*	Panacos Pharmaceuticals, Inc	8,281
1,427	*	Par Pharmaceutical Cos, Inc	31,922
1,152	*	Parexel International Corp	33,373
466	*	Parlux Fragrances, Inc	2,596
4,551	*	PDL BioPharma, Inc	91,657
688	*	Penwest Pharmaceuticals Co	11,435
7,141	*	Peregrine Pharmaceuticals, Inc	8,284
3,017		Perrigo Co	52,194
762	*	PetMed Express, Inc	10,173
329,038		Pfizer, Inc	8,522,084
861	*	Pharmion Corp	22,162
428	*	Pioneer Cos, Inc	12,266
3,766	*	PolyOne Corp	28,245
3,406	*	Pozen, Inc	57,868
7,576		PPG Industries, Inc	486,455
14,430		Praxair, Inc	856,132
958	*	Prestige Brands Holdings, Inc	12,473
147,383		Procter & Gamble Co	9,472,305
915	*	Progenics Pharmaceuticals, Inc	23,552
1,274	*	Quidel Corp	17,352
8,214	*	Renovis, Inc	25,956
7,209	*	Revlon, Inc	360
7,436	*	Revlon, Inc (Class A)	9,518
1,930	*	Rockwood Holdings, Inc	48,752
7,122		Rohm & Haas Co	364,077
5,450		RPM International, Inc	113,851
1,699	*	Salix Pharmaceuticals Ltd	20,677
1,880	*	Santarus, Inc	14,720
66,528		Schering-Plough Corp	1,572,722
1,019	*	Sciele Pharma, Inc	24,456
2,056		Scotts Miracle-Gro Co (Class A)	106,192
2,378		Sensient Technologies Corp	58,499
4,822	*	Sepracor, Inc	296,939
3,086		Sigma-Aldrich Corp	239,844
3,584	*	Sirna Therapeutics, Inc	46,628
968	*	Solexa, Inc	12,729

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
220		Stepan Co	$6,967
1,703	*	SuperGen, Inc	8,651
618	*	SurModics, Inc	19,232
1,135	*	Tanox, Inc	22,587
1,722		Tronox, Inc (Class B)	27,190
2,128		UAP Holding Corp	53,583
981	*	United Therapeutics Corp	53,337
404	*	USANA Health Sciences, Inc	20,871
3,550	*	USEC, Inc	45,156
4,173	*	Valeant Pharmaceuticals International	71,943
5,119		Valspar Corp	141,489
3,647	*	VCA Antech, Inc	117,397
1,120	*	Verasun Energy Corp	22,120
5,175	*	Vertex Pharmaceuticals, Inc	193,649
2,825	*	Viropharma, Inc	41,358
1,000	*	Visicu, Inc	11,200
4,324	*	Watson Pharmaceuticals, Inc	112,554
620		Westlake Chemical Corp	19,456
3,342	*	WR Grace & Co	66,172
60,444		Wyeth	3,077,808
683	*	Xenoport, Inc	16,768
1,546	*	Zymogenetics, Inc	24,071
		TOTAL CHEMICALS AND ALLIED PRODUCTS	64,329,305

COAL MINING - 0.16%
2,159	*	Alpha Natural Resources, Inc	30,723
5,996		Arch Coal, Inc	180,060
8,064		Consol Energy, Inc	259,096
7,016	*	International Coal Group, Inc	38,237
1,198	*	James River Coal Co	11,117
4,052		Massey Energy Co	94,128
11,586		Peabody Energy Corp	468,190
708		Penn Virginia Corp	49,588
278	*	Westmoreland Coal Co	5,468
		TOTAL COAL MINING	1,136,607

COMMUNICATIONS - 4.85%
1,768		Alaska Communications Systems Group, Inc	26,856
17,412		Alltel Corp	1,053,078
18,602	*	American Tower Corp (Class A)	693,483
1,606	*	Anixter International, Inc	87,206
174,675		AT&T, Inc	6,244,631
800		Atlantic Tele-Network, Inc	23,440
948	*	Audiovox Corp (Class A)	13,357
21,155	*	Avaya, Inc	295,760
81,234		BellSouth Corp	3,826,934
2,411	*	Brightpoint, Inc	32,428
9,894		Cablevision Systems Corp (Class A)	281,781
680	*	Cbeyond Communications, Inc	20,801
543		Centennial Communications Corp	3,904
5,228		CenturyTel, Inc	228,254
20,376	*	Charter Communications, Inc (Class A)	62,351
9,580	*	Cincinnati Bell, Inc	43,781
2,130		Citadel Broadcasting Corp	21,215
14,133		Citizens Communications Co	203,091
22,105		Clear Channel Communications, Inc	785,612
87,387	*	Comcast Corp (Class A)	3,699,092

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,183		Commonwealth Telephone Enterprises, Inc	$49,520
1,400		Consolidated Communications Holdings, Inc	29,260
12,100	*	Covad Communications Group, Inc	16,698
1,894	*	Cox Radio, Inc (Class A)	30,872
9,130	*	Crown Castle International Corp	294,899
1,124	*	Crown Media Holdings, Inc (Class A)	4,080
780		CT Communications, Inc	17,878
600	*	CTC Media, Inc	14,406
2,244	*	Cumulus Media, Inc (Class A)	23,315
35,572	*	DIRECTV Group, Inc	887,166
6,319	*	Dobson Communications Corp (Class A)	55,038
9,538	*	EchoStar Communications Corp (Class A)	362,730
7,074		Embarq Corp	371,838
1,015		Emmis Communications Corp (Class A)	8,364
1,528		Entercom Communications Corp (Class A)	43,059
2,269	*	Entravision Communications Corp (Class A)	18,651
948		Fairpoint Communications, Inc	17,965
6,660	*	FiberTower Corp	39,161
355	*	Fisher Communications, Inc	15,695
6,082	*	Foundry Networks, Inc	91,108
1,886	*	General Communication, Inc (Class A)	29,667
3,274		Global Payments, Inc	151,586
813		Golden Telecom, Inc	38,081
1,649		Gray Television, Inc	12,087
1,053		Hearst-Argyle Television, Inc	26,852
8,073	*	IAC/InterActiveCorp	299,993
1,952	*	IDT Corp (Class B)	25,532
551	*	InPhonic, Inc	6,111
1,292		Iowa Telecommunications Services, Inc	25,465
689	*	iPCS, Inc	38,143
2,948	*	j2 Global Communications, Inc	80,333
2,288	*	Leap Wireless International, Inc	136,067
54,171	*	Level 3 Communications, Inc	303,358
18,112	*	Liberty Global, Inc (Class A)	527,965
6,390	*	Liberty Media Corp - Capital (Series A)	626,092
29,511	*	Liberty Media Holding Corp (Interactive A)	636,552
1,131	*	Lightbridge, Inc	15,314
1,014	*	Lin TV Corp (Class A)	10,089
446	*	Lodgenet Entertainment Corp	11,163
2,083	*	Mastec, Inc	24,038
2,113	*	Mediacom Communications Corp (Class A)	16,989
2,595	*	NeuStar, Inc (Class A)	84,182
6,022	*	NII Holdings, Inc	388,058
649		North Pittsburgh Systems, Inc	15,667
1,787	*	Novatel Wireless, Inc	17,280
960	*	NTELOS Holdings Corp	17,165
70,750	*	Qwest Communications International, Inc	592,186
2,945	*	Radio One, Inc (Class D)	19,849
1,213	*	RCN Corp	36,572
1	v*	RCN Corp (Expires 12/21/06)	(0)
410		Salem Communications Corp (Class A)	4,900
1,741	*	SAVVIS, Inc	62,171
4,417	*	SBA Communications Corp (Class A)	121,468
222		Shenandoah Telecom Co	10,436
1,673		Sinclair Broadcast Group, Inc (Class A)	17,567
1,678	*	Spanish Broadcasting System, Inc (Class A)	6,897
129,791		Sprint Nextel Corp	2,451,752

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
551		SureWest Communications	$15,175
628	*	Syniverse Holdings, Inc	9,414
4,971		Telephone & Data Systems, Inc	270,074
2,525	*	Terremark Worldwide, Inc	16,968
3,217	*	TiVo, Inc	16,471
10,032	*	Univision Communications, Inc (Class A)	355,333
956	*	US Cellular Corp	66,528
1,110		USA Mobility, Inc	24,831
131,146		Verizon Communications, Inc	4,883,877
28,875	*	Viacom, Inc (Class B)	1,184,741
1,285	*	Vonage Holdings Corp	8,918
19,726		Windstream Corp	280,504
2,317	*	Wireless Facilities, Inc	6,603
13,365	*	XM Satellite Radio Holdings, Inc (Class A)	193,124
		TOTAL COMMUNICATIONS	34,258,946

DEPOSITORY INSTITUTIONS - 10.13%
642		1st Source Corp	20,627
784		Alabama National Bancorp	53,884
819		Amcore Financial, Inc	26,757
490		AmericanWest Bancorp	11,868
524		Ameris Bancorp	14,766
899		Anchor Bancorp Wisconsin, Inc	25,909
455		Arrow Financial Corp	11,270
5,992		Associated Banc-Corp	209,001
4,235		Astoria Financial Corp	127,728
638		Bancfirst Corp	34,452
304	*	Bancorp, Inc	8,998
3,186		Bancorpsouth, Inc	85,449
487		BancTrust Financial Group, Inc	12,428
2,621		Bank Mutual Corp	31,740
205,108		Bank of America Corp	10,950,716
796		Bank of Granite Corp	15,100
2,419		Bank of Hawaii Corp	130,505
34,494		Bank of New York Co, Inc	1,358,029
432		Bank of the Ozarks, Inc	14,282
1,814		BankAtlantic Bancorp, Inc (Class A)	25,051
1,031		BankFinancial Corp	18,362
1,514		BankUnited Financial Corp (Class A)	42,331
532		Banner Corp	23,589
24,493		BB&T Corp	1,075,977
257		Berkshire Hills Bancorp, Inc	8,599
538	*	BFC Financial Corp (Class A)	3,438
1,216		BOK Financial Corp	66,856
1,457		Boston Private Financial Holdings, Inc	41,102
2,247		Brookline Bancorp, Inc	29,593
310		Cadence Financial Corp	6,718
313		Camden National Corp	14,436
477		Capital City Bank Group, Inc	16,838
401		Capital Corp of the West	12,868
517		Capitol Bancorp Ltd	23,885
1,621		Capitol Federal Financial	62,279
757		Cardinal Financial Corp	7,759
1,008		Cascade Bancorp	31,278
234		Cass Information Systems, Inc	8,466
2,138		Cathay General Bancorp	73,782
2,180	*	Centennial Bank Holdings, Inc	20,623

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
408		Center Financial Corp	$9,780
364		Centerstate Banks of Florida, Inc	7,608
1,158		Central Pacific Financial Corp	44,884
156		Charter Financial Corp	8,037
1,067		Chemical Financial Corp	35,531
1,834		Chittenden Corp	56,285
223,469		Citigroup, Inc	12,447,223
1,651		Citizens Banking Corp	43,752
356		Citizens First Bancorp, Inc	10,943
474		City Bank	16,969
796		City Holding Co	32,548
2,052		City National Corp	146,102
665		Clifton Savings Bancorp, Inc	8,106
809		Coastal Financial Corp	13,551
465		CoBiz, Inc	10,249
7,615		Colonial Bancgroup, Inc	196,010
408		Columbia Bancorp	10,792
751		Columbia Banking System, Inc	26,375
7,482		Comerica, Inc	439,044
8,401		Commerce Bancorp, Inc	296,303
3,284		Commerce Bancshares, Inc	158,978
159	*	Community Bancorp	4,800
1,266		Community Bank System, Inc	29,118
1,158		Community Banks, Inc	32,146
551		Community Trust Bancorp, Inc	22,883
5,787		Compass Bancshares, Inc	345,195
1,582		Corus Bankshares, Inc	36,497
2,814		Cullen/Frost Bankers, Inc	157,077
2,517		CVB Financial Corp	36,396
1,011		Dime Community Bancshares	14,164
412	*	Dollar Financial Corp	11,478
906		Downey Financial Corp	65,757
3,219		East West Bancorp, Inc	114,017
292		Enterprise Financial Services Corp	9,513
1,579	*	Euronet Worldwide, Inc	46,881
268		Farmers Capital Bank Corp	9,147
1,016		Fidelity Bankshares, Inc	40,305
21,471		Fifth Third Bancorp	878,808
465		First Bancorp	10,156
2,416		First Bancorp	23,024
616		First Busey Corp	14,199
1,366		First Charter Corp	33,604
391		First Citizens Bancshares, Inc (Class A)	79,232
2,562		First Commonwealth Financial Corp	34,408
986		First Community Bancorp, Inc	51,538
432		First Community Bancshares, Inc	17,090
1,422		First Financial Bancorp	23,619
858		First Financial Bankshares, Inc	35,916
621		First Financial Corp	22,014
600		First Financial Holdings, Inc	23,508
5,877		First Horizon National Corp	245,541
546		First Indiana Corp	13,847
852		First Merchants Corp	23,166
2,314		First Midwest Bancorp, Inc	89,506
6,283		First Niagara Financial Group, Inc	93,365
592		First Place Financial Corp	13,906
285	*	First Regional Bancorp	9,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
910		First Republic Bank	$35,563
287		First South Bancorp, Inc	9,152
736		First State Bancorporation	18,216
858	*	FirstFed Financial Corp	57,460
3,320		FirstMerit Corp	80,145
1,990		Flagstar Bancorp, Inc	29,532
832		Flushing Financial Corp	14,202
2,170		FNB Corp	39,646
280		FNB Corp	11,634
974	*	Franklin Bank Corp	20,006
3,278		Fremont General Corp	53,136
1,536		Frontier Financial Corp	44,897
8,113		Fulton Financial Corp	135,487
536		GB&T Bancshares, Inc	11,883
1,801		Glacier Bancorp, Inc	44,016
546		Great Southern Bancorp, Inc	16,112
2,010		Greater Bay Bancorp	52,923
253		Greene County Bancshares, Inc	10,052
1,102		Hancock Holding Co	58,230
1,406		Hanmi Financial Corp	31,677
1,337		Harleysville National Corp	25,817
537		Heartland Financial USA, Inc	15,492
440		Heritage Commerce Corp	11,722
600		Horizon Financial Corp	14,436
24,926		Hudson City Bancorp, Inc	345,973
11,846		Huntington Bancshares, Inc	281,343
415		IBERIABANK Corp	24,506
729		Independent Bank Corp	26,266
919		Independent Bank Corp	23,242
3,219		IndyMac Bancorp, Inc	145,370
682		Integra Bank Corp	18,769
721		Interchange Financial Services Corp	16,576
1,932		International Bancshares Corp	59,718
199	*	Intervest Bancshares Corp	6,848
2,010	*	Investors Bancorp, Inc	31,617
2,728		Investors Financial Services Corp	116,404
826		Irwin Financial Corp	18,692
266		ITLA Capital Corp	15,404
155,924		JPMorgan Chase & Co	7,531,129
585		Kearny Financial Corp	9,395
18,396		Keycorp	699,600
1,310		KNBT Bancorp, Inc	21,916
525		Lakeland Bancorp, Inc	7,823
346		Lakeland Financial Corp	8,833
3,599		M&T Bank Corp	439,654
714		Macatawa Bank Corp	15,180
1,800		MAF Bancorp, Inc	80,442
439		MainSource Financial Group, Inc	7,437
11,499		Marshall & Ilsley Corp	553,217
1,469		MB Financial, Inc	55,249
717		MBT Financial Corp	10,984
18,519		Mellon Financial Corp	780,576
243		Mercantile Bank Corp	9,161
5,518		Mercantile Bankshares Corp	258,187
291		MetroCorp Bancshares, Inc	6,123
975		Mid-State Bancshares	35,480
568		Midwest Banc Holdings, Inc	13,490

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
930		Nara Bancorp, Inc	$19,456
142		NASB Financial, Inc	5,872
27,371		National City Corp	1,000,684
1,831		National Penn Bancshares, Inc	37,078
1,830		NBT Bancorp, Inc	46,683
1,998	*	Net 1 UEPS Technologies, Inc	59,061
1,952	*	NetBank, Inc	9,057
12,854		New York Community Bancorp, Inc	206,949
4,578		NewAlliance Bancshares, Inc	75,079
322	*	Northern Empire Bancshares	9,512
10,074		Northern Trust Corp	611,391
762		Northwest Bancorp, Inc	20,925
428		OceanFirst Financial Corp	9,814
2,757		Old National Bancorp	52,162
662		Old Second Bancorp, Inc	19,397
349		Omega Financial Corp	11,140
929		Oriental Financial Group, Inc	12,031
2,182		Pacific Capital Bancorp	73,272
641		Park National Corp	63,459
1,751		Partners Trust Financial Group, Inc	20,382
552		Pennfed Financial Services, Inc	10,665
431		Peoples Bancorp, Inc	12,801
2,401		People's Bank	107,133
903		PFF Bancorp, Inc	31,163
636	*	Pinnacle Financial Partners, Inc	21,102
481		Placer Sierra Bancshares	11,433
13,272		PNC Financial Services Group, Inc	982,659
12,687		Popular, Inc	227,732
129		Preferred Bank	7,752
537		Premierwest Bancorp	8,571
712		PrivateBancorp, Inc	29,641
1,055		Prosperity Bancshares, Inc	36,408
1,420		Provident Bankshares Corp	50,552
2,921		Provident Financial Services, Inc	52,958
1,895		Provident New York Bancorp	28,387
1,133	*	R & G Financial Corp (Class B)	8,667
33,153		Regions Financial Corp	1,239,922
537		Renasant Corp	16,448
2,997		Republic Bancorp, Inc	40,340
273		Republic Bancorp, Inc (Class A)	6,850
237		Royal Bancshares of Pennsylvania (Class A)	6,228
1,339		S&T Bancorp, Inc	46,423
574		S.Y. Bancorp, Inc	16,072
676		Sandy Spring Bancorp, Inc	25,810
343		Santander BanCorp	6,123
291		SCBT Financial Corp	12,143
454		Seacoast Banking Corp of Florida	11,259
1,040		Security Bank Corp	23,733
354		Shore Bancshares, Inc	10,677
251		Sierra Bancorp	7,364
1,220	*	Signature Bank	37,796
701		Simmons First National Corp (Class A)	22,117
4,772		Sky Financial Group, Inc	136,193
324		Smithtown Bancorp, Inc	8,787
3,459		South Financial Group, Inc	91,975
460		Southside Bancshares, Inc	11,836
423		Southwest Bancorp, Inc	11,785

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
17,724		Sovereign Bancorp, Inc	$450,012
433		State National Bancshares, Inc	16,666
14,937		State Street Corp	1,007,351
765		Sterling Bancorp	15,071
2,857		Sterling Bancshares, Inc	37,198
1,155		Sterling Financial Corp	27,339
1,715		Sterling Financial Corp	57,984
421		Suffolk Bancorp	16,053
479	*	Sun Bancorp, Inc	10,093
16,463		SunTrust Banks, Inc	1,390,300
717	*	Superior Bancorp	8,131
2,146		Susquehanna Bancshares, Inc	57,684
1,352	*	SVB Financial Group	63,030
12,603		Synovus Financial Corp	388,550
140		Taylor Capital Group, Inc	5,125
6,573		TCF Financial Corp	180,232
4,691		TD Banknorth, Inc	151,425
987	*	Texas Capital Bancshares, Inc	19,622
383		Texas United Bancshares, Inc	13,152
854		TierOne Corp	26,995
281		Tompkins Trustco, Inc	12,771
617		Trico Bancshares	16,789
2,989		Trustco Bank Corp NY	33,238
2,776		Trustmark Corp	90,803
3,928		UCBH Holdings, Inc	68,976
1,977		UMB Financial Corp	72,180
2,336		Umpqua Holdings Corp	68,748
559		Union Bankshares Corp	17,100
2,525		UnionBanCal Corp	154,656
1,927		United Bankshares, Inc	74,479
1,282		United Community Banks, Inc	41,434
1,315		United Community Financial Corp	16,096
296		United Security Bancshares	7,134
488		Univest Corp of Pennsylvania	14,874
80,188		US Bancorp	2,902,004
451		USB Holding Co, Inc	10,869
5,428		Valley National Bancorp	143,896
301		Vineyard National Bancorp	6,929
495	*	Virginia Commerce Bancorp	9,841
466		Virginia Financial Group, Inc	13,043
4,158		W Holding Co, Inc	24,782
84,623		Wachovia Corp	4,819,280
4,327		Washington Federal, Inc	101,814
43,297		Washington Mutual, Inc	1,969,581
457		Washington Trust Bancorp, Inc	12,746
439	*	Wauwatosa Holdings, Inc	7,823
2,590		Webster Financial Corp	126,185
151,130		Wells Fargo & Co	5,374,183
819		WesBanco, Inc	27,461
904		West Bancorporation, Inc	16,073
702		West Coast Bancorp	24,317
1,472		Westamerica Bancorporation	74,527
548	*	Western Alliance Bancorp	19,054
34,401		Western Union Co	771,270
216	*	Westfield Financial, Inc	7,474
2,708		Whitney Holding Corp	88,335
619		Willow Grove Bancorp, Inc	9,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,192		Wilmington Trust Corp	$134,607
766		Wilshire Bancorp, Inc	14,531
1,205		Wintrust Financial Corp	57,864
228		WSFS Financial Corp	15,260
349		Yardville National Bancorp	13,164
4,928		Zions Bancorporation	406,264
		TOTAL DEPOSITORY INSTITUTIONS	71,618,598

EATING AND DRINKING PLACES - 0.96%
1,701	*	AFC Enterprises	30,057
3,286		Applebees International, Inc	81,066
5,413		Aramark Corp (Class B)	181,065
396	*	BJ's Restaurants, Inc	8,003
1,354		Bob Evans Farms, Inc	46,334
5,389		Brinker International, Inc	162,532
224	*	Buffalo Wild Wings, Inc	11,917
819	*	California Pizza Kitchen, Inc	27,281
1,284		CBRL Group, Inc	57,472
1,345	*	CEC Entertainment, Inc	54,136
3,734	*	Cheesecake Factory	91,856
1,342	*	Chipotle Mexican Grill, Inc (Class B)	69,784
3,723		CKE Restaurants, Inc	68,503
1,399	*	Cosi, Inc	7,121
6,938		Darden Restaurants, Inc	278,699
1,571		Domino's Pizza, Inc	43,988
836		IHOP Corp	44,057
1,809	*	Jack in the Box, Inc	110,421
2,318	*	Krispy Kreme Doughnuts, Inc	25,730
617		Landry's Restaurants, Inc	18,566
885	*	Luby's, Inc	9,638
486	*	McCormick & Schmick's Seafood Restaurants, Inc	11,683
55,162		McDonald's Corp	2,445,331
421	*	Morton's Restaurant Group, Inc	7,010
915	*	O'Charleys, Inc	19,471
2,753		OSI Restaurant Partners, Inc	107,918
992	*	Papa John's International, Inc	28,778
1,003	*	PF Chang's China Bistro, Inc	38,495
1,414	*	Rare Hospitality International, Inc	46,563
951	*	Red Robin Gourmet Burgers, Inc	34,093
2,449		Ruby Tuesday, Inc	67,201
960	*	Ruth's Chris Steak House, Inc	17,549
3,679	*	Sonic Corp	88,112
34,066	*	Starbucks Corp	1,206,618
978	*	Steak N Shake Co	17,213
2,182	*	Texas Roadhouse, Inc (Class A)	28,933
8,889		Tim Hortons, Inc	257,425
2,567		Triarc Cos (Class B)	51,340
4,897		Wendy's International, Inc	162,042
12,027		Yum! Brands, Inc	707,188
		TOTAL EATING AND DRINKING PLACES	6,771,189

EDUCATIONAL SERVICES - 0.12%
6,122	*	Apollo Group, Inc (Class A)	238,574
4,061	*	Career Education Corp	100,632
3,600	*	Corinthian Colleges, Inc	49,068
2,531		DeVry, Inc	70,868
960	*	Educate, Inc	6,835

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,234	*	ITT Educational Services, Inc	$148,271
1,897	*	Laureate Education, Inc	92,251
619		Strayer Education, Inc	65,645
1,557	*	Universal Technical Institute, Inc	34,581
		TOTAL EDUCATIONAL SERVICES	806,725

ELECTRIC, GAS, AND SANITARY SERVICES - 4.13%
29,247	*	AES Corp	644,626
4,049		AGL Resources, Inc	157,547
7,342	*	Allegheny Energy, Inc	337,071
1,515		Allete, Inc	70,508
4,909		Alliant Energy Corp	185,413
10,361	*	Allied Waste Industries, Inc	127,337
9,373		Ameren Corp	503,611
473		American Ecology Corp	8,755
17,336		American Electric Power Co, Inc	738,167
687		American States Water Co	26,532
5,389		Aqua America, Inc	122,761
15,554	*	Aquila, Inc	73,104
3,622		Atmos Energy Corp	115,578
2,313		Avista Corp	58,542
1,364		Black Hills Corp	50,386
804		California Water Service Group	32,482
485		Cascade Natural Gas Corp	12,571
982	*	Casella Waste Systems, Inc (Class A)	12,010
12,920		Centerpoint Energy, Inc	214,214
1,150		CH Energy Group, Inc	60,720
701	*	Clean Harbors, Inc	33,935
2,560		Cleco Corp	64,589
9,177	*	CMS Energy Corp	153,256
11,231		Consolidated Edison, Inc	539,874
8,046		Constellation Energy Group, Inc	554,128
4,850	*	Covanta Holding Corp	106,894
1,098		Crosstex Energy, Inc	34,796
15,736		Dominion Resources, Inc	1,319,306
5,231		DPL, Inc	145,317
8,313		DTE Energy Co	402,432
55,490		Duke Energy Corp	1,842,823
4,378		Duquesne Light Holdings, Inc	86,903
14,642	*	Dynegy, Inc (Class A)	106,008
14,536		Edison International	661,097
31,328		El Paso Corp	478,692
3,046	*	El Paso Electric Co	74,231
1,058		Empire District Electric Co	26,122
3,223		Energen Corp	151,288
7,254		Energy East Corp	179,899
283		EnergySouth, Inc	11,348
9,415		Entergy Corp	869,193
30,088		Exelon Corp	1,862,146
14,737		FirstEnergy Corp	888,641
18,021		FPL Group, Inc	980,703
3,848		Great Plains Energy, Inc	122,366
3,976		Hawaiian Electric Industries, Inc	107,948
1,880		Idacorp, Inc	72,662
700		ITC Holdings Corp	27,930
8,386		KeySpan Corp	345,335
4,858		Kinder Morgan, Inc	513,734

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
945		Laclede Group, Inc	$33,103
261		Markwest Hydrocarbon, Inc	12,672
7,819		MDU Resources Group, Inc	200,479
1,058		Metal Management, Inc	40,045
838		MGE Energy, Inc	30,654
11,969	*	Mirant Corp	377,861
3,486		National Fuel Gas Co	134,350
1,399		New Jersey Resources Corp	67,963
1,785		Nicor, Inc	83,538
12,039		NiSource, Inc	290,162
6,817		Northeast Utilities	191,967
1,464		Northwest Natural Gas Co	62,132
1,469		NorthWestern Corp	51,973
6,183	*	NRG Energy, Inc	346,310
5,310		NSTAR	182,452
3,772		OGE Energy Corp	150,880
5,153		Oneok, Inc	222,197
500		Ormat Technologies, Inc	18,410
1,516		Otter Tail Corp	47,239
1,548		Peoples Energy Corp	68,994
8,918		Pepco Holdings, Inc	231,957
15,095		PG&E Corp	714,446
379	*	Pico Holdings, Inc	13,178
3,310		Piedmont Natural Gas Co, Inc	88,543
880	*	Pike Electric Corp	14,370
4,464		Pinnacle West Capital Corp	226,280
5,873	*	Plug Power, Inc	22,846
3,021		PNM Resources, Inc	93,953
1,113		Portland General Electric Co	30,329
16,806		PPL Corp	602,327
11,532		Progress Energy, Inc	565,991
328	v*	Progress Energy, Inc	3
11,139		Public Service Enterprise Group, Inc	739,407
5,527		Puget Energy, Inc	140,165
3,764		Questar Corp	312,600
12,740	*	Reliant Energy, Inc	181,035
5,405		Republic Services, Inc	219,821
750		Resource America, Inc (Class A)	19,800
5,156		SCANA Corp	209,437
11,822		Sempra Energy	662,505
9,547	*	Sierra Pacific Resources	160,676
574		SJW Corp	22,248
1,844		South Jersey Industries, Inc	61,608
33,145		Southern Co	1,221,725
4,157		Southern Union Co	116,188
1,608		Southwest Gas Corp	61,699
850		Southwest Water Co	11,696
2,201	*	Stericycle, Inc	166,176
2,563		Synagro Technologies, Inc	11,328
8,855		TECO Energy, Inc	152,572
20,273		TXU Corp	1,098,999
4,646		UGI Corp	126,743
890		UIL Holdings Corp	37,549
1,817		Unisource Energy Corp	66,375
3,761		Vectren Corp	106,361
1,995	*	Waste Connections, Inc	82,892
800		Waste Industries USA, Inc	24,416

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
699	*	Waste Services, Inc	$6,885
3,515		Westar Energy, Inc	91,249
2,747		WGL Holdings, Inc	89,497
26,374		Williams Cos, Inc	688,915
5,267		Wisconsin Energy Corp	249,972
2,188		WPS Resources Corp	118,218
17,146		Xcel Energy, Inc	395,387
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	29,187,279

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.03%
1,190	*	Acme Packet, Inc	24,562
1,312	*	Actel Corp	23,826
1,798		Acuity Brands, Inc	93,568
5,029	*	Adaptec, Inc	23,435
4,855	*	ADC Telecommunications, Inc	70,543
2,856		Adtran, Inc	64,831
1,511	*	Advanced Analogic Technologies, Inc	8,144
1,451	*	Advanced Energy Industries, Inc	27,380
25,144	*	Advanced Micro Devices, Inc	511,680
2,986	*	Aeroflex, Inc	34,996
7,045	*	Agere Systems, Inc	135,053
15,808	*	Altera Corp	311,101
7,777		American Power Conversion Corp	237,898
1,237	*	American Superconductor Corp	12,135
4,423		Ametek, Inc	140,828
1,431	*	AMIS Holdings, Inc	15,126
4,595	*	Amkor Technology, Inc	42,917
4,124		Amphenol Corp (Class A)	256,018
4,696	*	Anadigics, Inc	41,607
16,253		Analog Devices, Inc	534,236
6,363	*	Andrew Corp	65,093
38,129	*	Apple Computer, Inc	3,234,864
13,597	*	Applied Micro Circuits Corp	48,405
4,679	*	Arris Group, Inc	58,534
2,771	*	Atheros Communications, Inc	59,078
23,079	*	Atmel Corp	139,628
1,346	*	ATMI, Inc	41,093
6,965	*	Avanex Corp	13,164
5,634	*	Avnet, Inc	143,836
2,105		AVX Corp	31,133
1,359		Baldor Electric Co	45,418
574		Bel Fuse, Inc (Class B)	19,969
2,670	*	Benchmark Electronics, Inc	65,041
6,932	*	Bookham, Inc	28,213
20,239	*	Broadcom Corp (Class A)	653,922
4,552	*	Broadwing Corp	71,102
11,884	*	Brocade Communications Systems, Inc	97,568
3,133	*	CalAmp Corp	26,443
4,359	*	Capstone Turbine Corp	5,362
4,669	*	Carrier Access Corp	30,629
1,387	*	C-COR, Inc	15,451
1,168	*	Ceradyne, Inc	65,992
1,439	*	Checkpoint Systems, Inc	29,068
1,155	*	China BAK Battery, Inc	7,531
3,622	*	Ciena Corp	100,366
273,971	*	Cisco Systems, Inc	7,487,627
812	*	Color Kinetics, Inc	17,336

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
821	*	Comtech Telecommunications Corp	$31,255
9,043	*	Comverse Technology, Inc	190,898
22,516	*	Conexant Systems, Inc	45,933
3,057	*	Cree, Inc	52,947
1,756		CTS Corp	27,569
926		Cubic Corp	20,094
5,792	*	Cypress Semiconductor Corp	97,711
826	*	Diodes, Inc	29,306
783	*	Ditech Networks, Inc	5,418
1,449	*	Dolby Laboratories, Inc (Class A)	44,948
1,600	*	DSP Group, Inc	34,720
825	*	DTS, Inc	19,957
1,088	*	Electro Scientific Industries, Inc	21,912
2,209	*	Emcore Corp	12,216
36,684		Emerson Electric Co	1,617,398
617	*	EMS Technologies, Inc	12,359
2,621	*	Energizer Holdings, Inc	186,134
1,626	*	Energy Conversion Devices, Inc	55,251
1,922	*	EnerSys	30,752
4,270	*	Evergreen Solar, Inc	32,324
1,243	*	Exar Corp	16,159
6,287	*	Fairchild Semiconductor International, Inc	105,684
10,287	*	Finisar Corp	33,227
1,270	*	First Solar, Inc	37,846
942		Franklin Electric Co, Inc	48,409
2,947	*	FuelCell Energy, Inc	19,038
10,703	*	Gemstar-TV Guide International, Inc	42,919
1,091	*	Genlyte Group, Inc	85,218
4,791	*	GrafTech International Ltd	33,154
700	*	Greatbatch, Inc	18,844
2,926		Harman International Industries, Inc	292,337
2,986	*	Harmonic, Inc	21,708
6,276		Harris Corp	287,817
4,617	*	Hexcel Corp	80,382
534	*	Hittite Microwave Corp	17,259
36,561		Honeywell International, Inc	1,654,020
956	*	Hutchinson Technology, Inc	22,533
477	*	ID Systems, Inc	8,977
3,390	*	Ikanos Communications, Inc	29,459
1,456		Imation Corp	67,602
8,324	*	Integrated Device Technology, Inc	128,856
260,891		Intel Corp	5,283,043
2,259	*	Interdigital Communications Corp	75,789
2,980	*	International Rectifier Corp	114,819
5,922		Intersil Corp (Class A)	141,654
1,030		Inter-Tel, Inc	22,825
1,695	*	InterVoice, Inc	12,984
530	*	iRobot Corp	9,572
684	*	IXYS Corp	6,088
8,491	*	JDS Uniphase Corp	141,460
3,758	*	Kemet Corp	27,433
5,461		L-3 Communications Holdings, Inc	446,601
577	*	Lamson & Sessions Co	13,998
4,763	*	Lattice Semiconductor Corp	30,864
2,176		Lincoln Electric Holdings, Inc	131,474
13,113		Linear Technology Corp	397,586
1,023	*	Littelfuse, Inc	32,613

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
472	*	Loral Space & Communications, Inc	$19,220
683		LSI Industries, Inc	13,558
17,535	*	LSI Logic Corp	157,815
2,849	*	Mattson Technology, Inc	26,553
14,116		Maxim Integrated Products, Inc	432,232
603	*	Maxwell Technologies, Inc	8,412
7,077	*	McData Corp (Class A)	39,283
1,064	*	Medis Technologies Ltd	18,546
6,216	*	MEMC Electronic Materials, Inc	243,294
820	*	Mercury Computer Systems, Inc	10,955
1,572		Methode Electronics, Inc	17,025
3,046	*	Micrel, Inc	32,836
9,390		Microchip Technology, Inc	307,053
32,790	*	Micron Technology, Inc	457,748
2,827	*	Microsemi Corp	55,551
2,270	*	Microtune, Inc	10,669
4,570	*	Mindspeed Technologies, Inc	8,729
2,659	*	MIPS Technologies, Inc	22,070
1,348	*	Mobility Electronics, Inc	4,516
5,851		Molex, Inc	185,067
903	*	Monolithic Power Systems, Inc	10,032
1,599	*	Moog, Inc (Class A)	61,066
972	*	MoSys, Inc	8,991
110,725		Motorola, Inc	2,276,506
12,529	*	MRV Communications, Inc	44,353
383	*	Multi-Fineline Electronix, Inc	7,771
181		National Presto Industries, Inc	10,836
14,628		National Semiconductor Corp	332,056
1,828	*	Netlogic Microsystems, Inc	39,649
16,641	*	Network Appliance, Inc	653,658
5,298	*	Novellus Systems, Inc	182,357
15,974	*	Nvidia Corp	591,198
2,321	*	Omnivision Technologies, Inc	31,682
6,584	*	ON Semiconductor Corp	49,841
4,194	*	Openwave Systems, Inc	38,711
830	*	Oplink Communications, Inc	17,065
803	*	Optical Communication Products, Inc	1,317
575	*	OSI Systems, Inc	12,035
856		Park Electrochemical Corp	21,956
2,894	*	Parkervision, Inc	32,268
824	*	Pericom Semiconductor Corp	9,451
1,953	*	Photronics, Inc	31,912
2,177		Plantronics, Inc	46,152
1,988	*	Plexus Corp	47,473
2,850	*	PLX Technology, Inc	37,164
11,528	*	PMC - Sierra, Inc	77,353
3,736	*	Polycom, Inc	115,480
1,451	*	Portalplayer, Inc	19,516
242	*	Powell Industries, Inc	7,640
2,878	*	Power-One, Inc	20,952
8,818	*	Powerwave Technologies, Inc	56,876
6,640	*	QLogic Corp	145,549
75,184		Qualcomm, Inc	2,841,203
3,100	*	Quantum Fuel Systems Technologies Worldwide, Inc	4,960
5,923		RadioShack Corp	99,388
732	*	Radyne Corp	7,862
4,362	*	Rambus, Inc	82,573

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
752		Raven Industries, Inc	$20,154
1,279		Regal-Beloit Corp	67,160
8,950	*	RF Micro Devices, Inc	60,771
756	*	Rogers Corp	44,717
26,033	*	Sanmina-SCI Corp	89,814
2,802	*	Semtech Corp	36,622
3,657	*	Silicon Image, Inc	46,517
2,056	*	Silicon Laboratories, Inc	71,240
4,590	*	Silicon Storage Technology, Inc	20,701
2,634	*	Sirenza Microdevices, Inc	20,703
61,830	*	Sirius Satellite Radio, Inc	218,878
10,334	*	Skyworks Solutions, Inc	73,165
2,160	*	Spansion, Inc (Class A)	32,098
3,061	*	Spectrum Brands, Inc	33,365
1,222	*	Standard Microsystems Corp	34,192
3,972	*	Stratex Networks, Inc	19,185
530	*	Sunpower Corp (Class A)	19,700
485	*	Supertex, Inc	19,036
6,440	*	Sycamore Networks, Inc	24,214
2,092	*	Symmetricom, Inc	18,661
807	*	Synaptics, Inc	23,960
1,696		Technitrol, Inc	40,517
2,237	*	Tekelec	33,175
2,066		Teleflex, Inc	133,381
18,955	*	Tellabs, Inc	194,478
1,866	*	Tessera Technologies, Inc	75,274
69,848		Texas Instruments, Inc	2,011,622
2,565	*	Thomas & Betts Corp	121,273
8,259	*	Transmeta Corp	9,167
3,536	*	Transwitch Corp	4,950
3,087	*	Trident Microsystems, Inc	56,122
6,366	*	Triquint Semiconductor, Inc	28,647
1,955	*	TTM Technologies, Inc	22,150
711	*	Ulticom, Inc	6,818
1,134	*	Universal Display Corp	17,021
621	*	Universal Electronics, Inc	13,053
4,907	*	Utstarcom, Inc	42,936
2,374	*	Varian Semiconductor Equipment Associates, Inc	108,064
966	*	Viasat, Inc	28,796
772		Vicor Corp	8,577
488	*	Virage Logic Corp	4,534
7,726	*	Vishay Intertechnology, Inc	104,618
440	*	Volterra Semiconductor Corp	6,600
3,171		Whirlpool Corp	263,256
15,166		Xilinx, Inc	361,102
4,672	*	Zhone Technologies, Inc	6,120
660	*	Zoltek Cos, Inc	12,982
2,133	*	Zoran Corp	31,099
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	42,608,272

ENGINEERING AND MANAGEMENT SERVICES - 0.79%
728	*	Advisory Board Co	38,977
5,128	*	Amylin Pharmaceuticals, Inc	184,967
2,911	*	Applera Corp (Celera Genomics Group)	40,725
3,964	*	Ariad Pharmaceuticals, Inc	20,375
349		CDI Corp	8,690
16,747	*	Celgene Corp	963,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
489	*	Cornell Cos, Inc	$8,963
1,974		Corporate Executive Board Co	173,120
872	*	CRA International, Inc	45,693
3,342	*	CV Therapeutics, Inc	46,654
2,347	*	deCODE genetics, Inc	10,632
1,088		Diamond Management & Technology Consultants, Inc	13,535
3,765	*	Digitas, Inc	50,489
1,409	*	Diversa Corp	15,330
1,976	*	eResearch Technology, Inc	13,298
653	*	Essex Corp	15,613
2,898	*	Exelixis, Inc	26,082
700	*	Exponent, Inc	13,062
897	*	First Consulting Group, Inc	12,343
3,940		Fluor Corp	321,701
2,148	*	Gen-Probe, Inc	112,491
2,397	*	Harris Interactive, Inc	12,081
4,620	*	Hewitt Associates, Inc (Class A)	118,965
717	*	Huron Consulting Group, Inc	32,509
2,712	*	ICOS Corp	91,638
2,654	*	Incyte Corp	15,499
1,108	*	Infrasource Services, Inc	24,121
4,108	*	Isis Pharmaceuticals, Inc	45,681
2,713	*	Jacobs Engineering Group, Inc	221,218
1,240	*	KBR, Inc	32,438
514	*	Kendle International, Inc	16,165
402		Landauer, Inc	21,093
998	*	LECG Corp	18,443
3,091	*	Lexicon Genetics, Inc	11,159
1,393	*	Lifecell Corp	33,627
1,458	*	Luminex Corp	18,517
885		MAXIMUS, Inc	27,240
1,339	*	Maxygen, Inc	14,421
4,374	*	Monogram Biosciences, Inc	7,786
11,053		Moody's Corp	763,320
281	*	MTC Technologies, Inc	6,618
1,748	*	Myriad Genetics, Inc	54,712
1,944	*	Navigant Consulting, Inc	38,413
1,115	*	Omnicell, Inc	20,772
15,281		Paychex, Inc	604,211
1,452	*	Per-Se Technologies, Inc	40,337
700	*	PharmaNet Development Group, Inc	15,449
6,914		Quest Diagnostics, Inc	366,442
1,631	*	Regeneron Pharmaceuticals, Inc	32,734
5,690	*	Rentech, Inc	21,451
1,988	*	Resources Connection, Inc	63,298
1,502	*	Rigel Pharmaceuticals, Inc	17,829
4,430	*	SAIC, Inc	78,810
4,966	*	Sangamo Biosciences, Inc	32,776
3,926	*	Savient Pharmaceuticals, Inc	44,010
1,893	*	Senomyx, Inc	24,590
3,350	*	Shaw Group, Inc	112,225
1,265	*	Symyx Technologies, Inc	27,311
349	*	Tejon Ranch Co	19,488
2,028	*	Telik, Inc	8,984
2,974	*	Tetra Tech, Inc	53,800
613	*	Trimeris, Inc	7,791
2,124	*	URS Corp	91,013

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,271	*	Washington Group International, Inc	$75,993
1,817		Watson Wyatt & Co Holdings (Class A)	82,038
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,603,211

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
3,649	*	Home Solutions of America, Inc	21,383
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	21,383

FABRICATED METAL PRODUCTS - 0.39%
1,662	*	Alliant Techsystems, Inc	129,952
493		Ameron International Corp	37,650
1,566		Aptargroup, Inc	92,457
4,650		Ball Corp	202,740
754		CIRCOR International, Inc	27,740
4,904		Commercial Metals Co	126,523
866	*	Commercial Vehicle Group, Inc	18,879
2,125		Crane Co	77,860
8,162	*	Crown Holdings, Inc	170,749
900		Dynamic Materials Corp	25,290
1,108	*	Griffon Corp	28,254
281		Gulf Island Fabrication, Inc	10,369
22,700		Illinois Tool Works, Inc	1,048,513
1,290		Insteel Industries, Inc	22,949
5,078	*	Jacuzzi Brands, Inc	63,120
583	*	Ladish Co, Inc	21,618
394		Lifetime Brands, Inc	6,473
1,434	*	Mobile Mini, Inc	38,632
5,711		Mueller Water Products, Inc (Class A)	84,923
974	*	NCI Building Systems, Inc	50,405
4,228		Pentair, Inc	132,759
1,910	*	PGT, Inc	24,162
866		Silgan Holdings, Inc	38,035
1,564		Simpson Manufacturing Co, Inc	49,501
3,109	*	Smith & Wesson Holding Corp	32,147
2,411		Snap-On, Inc	114,860
2,587	*	Taser International, Inc	19,687
708		Valmont Industries, Inc	39,287
1,041		Watts Water Technologies, Inc (Class A)	42,796
		TOTAL FABRICATED METAL PRODUCTS	2,778,330

FOOD AND KINDRED PRODUCTS - 2.76%
34,840		Anheuser-Busch Cos, Inc	1,714,128
29,148		Archer Daniels Midland Co	931,570
417	*	Boston Beer Co, Inc (Class A)	15,004
1,048	*	Burger King Holdings, Inc	22,113
10,992		Campbell Soup Co	427,479
136		Coca-Cola Bottling Co Consolidated	9,306
91,698		Coca-Cola Co	4,424,429
13,420		Coca-Cola Enterprises, Inc	274,036
23,809		ConAgra Foods, Inc	642,870
9,450	*	Constellation Brands, Inc (Class A)	274,239
3,054		Corn Products International, Inc	105,485
3,121	*	Darling International, Inc	17,197
8,316		Del Monte Foods Co	91,725
645		Diamond Foods, Inc	12,261
290		Farmer Bros Co	6,192
2,152		Flowers Foods, Inc	58,082

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,970		General Mills, Inc	$919,872
1,898	*	Gold Kist, Inc	39,896
15,289		H.J. Heinz Co	688,158
2,632	*	Hansen Natural Corp	88,646
8,103		Hershey Co	403,529
3,471		Hormel Foods Corp	129,607
477		Imperial Sugar Co	11,548
493		J&J Snack Foods Corp	20,410
2,636		J.M. Smucker Co	127,767
903	*	Jones Soda Co	11,107
11,164		Kellogg Co	558,870
9,265		Kraft Foods, Inc (Class A)	330,761
1,299		Lancaster Colony Corp	57,559
1,209		Lance, Inc	24,277
367	*	M&F Worldwide Corp	9,270
6,080		McCormick & Co, Inc	234,445
385		MGP Ingredients, Inc	8,705
2,108		Molson Coors Brewing Co (Class B)	161,136
234		National Beverage Corp	3,283
477	*	Peet's Coffee & Tea, Inc	12,516
5,915		Pepsi Bottling Group, Inc	182,833
3,287		PepsiAmericas, Inc	68,961
74,330		PepsiCo, Inc	4,649,342
2,201	*	Performance Food Group Co	60,836
790		Premium Standard Farms, Inc	14,670
1,226	*	Ralcorp Holdings, Inc	62,391
880		Reddy Ice Holdings, Inc	22,722
659		Sanderson Farms, Inc	19,961
33,410		Sara Lee Corp	568,972
4,552	*	Smithfield Foods, Inc	116,804
1,991		Tootsie Roll Industries, Inc	65,106
1,498		Topps Co, Inc	13,332
1,753	*	TreeHouse Foods, Inc	54,694
9,247		Tyson Foods, Inc (Class A)	152,129
10,638		Wrigley (Wm.) Jr Co	550,197
		TOTAL FOOD AND KINDRED PRODUCTS	19,470,428

FOOD STORES - 0.23%
70		Arden Group, Inc (Class A)	8,667
646		Great Atlantic & Pacific Tea Co, Inc	16,628
417		Ingles Markets, Inc (Class A)	12,422
32,590		Kroger Co	751,851
1,250	*	Panera Bread Co (Class A)	69,888
935	*	Pantry, Inc	43,795
2,148	*	Pathmark Stores, Inc	23,950
1,648		Ruddick Corp	45,732
9,109		Supervalu, Inc	325,647
462		Weis Markets, Inc	18,531
6,132		Whole Foods Market, Inc	287,775
1,375	*	Wild Oats Markets, Inc	19,773
		TOTAL FOOD STORES	1,624,659

FORESTRY - 0.13%
3,932		Rayonier, Inc	161,409
10,924		Weyerhaeuser Co	771,781
		TOTAL FORESTRY	933,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.30%
1,362		Ethan Allen Interiors, Inc	$49,182
1,610		Furniture Brands International, Inc	26,130
2,979		Herman Miller, Inc	108,316
2,852		Hillenbrand Industries, Inc	162,364
2,529		HNI Corp	112,313
308		Hooker Furniture Corp	4,829
2,650	*	Interface, Inc (Class A)	37,683
8,737		Johnson Controls, Inc	750,683
921		Kimball International, Inc (Class B)	22,380
1,728		La-Z-Boy, Inc	20,511
7,813		Leggett & Platt, Inc	186,731
17,211		Masco Corp	514,093
841		Sealy Corp	12,405
2,316	*	Select Comfort Corp	40,275
408		Stanley Furniture Co, Inc	8,752
2,083	*	Tempur-Pedic International, Inc	42,618
1,750	*	Williams Scotsman International, Inc	34,335
		TOTAL FURNITURE AND FIXTURES	2,133,600

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
12,915	*	Bed Bath & Beyond, Inc	492,062
7,868		Circuit City Stores, Inc	149,335
652	*	Cost Plus, Inc	6,716
2,722	*	GameStop Corp (Class A)	150,009
1,395	*	Guitar Center, Inc	63,417
621		Haverty Furniture Cos, Inc	9,191
1,390		Knoll, Inc	30,580
2,516	*	Mohawk Industries, Inc	188,348
6,805	*	Pier 1 Imports, Inc	40,490
997	*	Restoration Hardware, Inc	8,484
3,202		Steelcase, Inc (Class A)	58,148
978		Tuesday Morning Corp	15,208
4,127		Williams-Sonoma, Inc	129,753
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,341,741

GENERAL BUILDING CONTRACTORS - 0.37%
200		Amrep Corp	24,500
208	*	Avatar Holdings, Inc	16,817
2,261		Beazer Homes USA, Inc	106,290
436		Brookfield Homes Corp	16,372
266	*	Cavco Industries, Inc	9,321
5,343		Centex Corp	300,651
13,510		DR Horton, Inc	357,898
2,520	*	Hovnanian Enterprises, Inc (Class A)	85,428
3,347		KB Home	171,634
5,705		Lennar Corp (Class A)	299,284
1,893		Levitt Corp (Class A)	23,170
904		M/I Homes, Inc	34,524
902		McGrath RentCorp	27,628
1,751		MDC Holdings, Inc	99,895
1,066	*	Meritage Homes Corp	50,870
202	*	NVR, Inc	130,290
555	*	Palm Harbor Homes, Inc	7,781
1,161	*	Perini Corp	35,736
9,595		Pulte Homes, Inc	317,786
1,823		Ryland Group, Inc	99,572

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,354		Standard-Pacific Corp	$89,854
256	*	Team, Inc	8,916
975		Technical Olympic USA, Inc	9,916
5,850	*	Toll Brothers, Inc	188,546
1,806		Walter Industries, Inc	48,852
2,284	*	WCI Communities, Inc	43,807
		TOTAL GENERAL BUILDING CONTRACTORS	2,605,338

GENERAL MERCHANDISE STORES - 1.67%
1,632	*	99 Cents Only Stores	19,861
4,672	*	Big Lots, Inc	107,082
2,939	*	BJ's Wholesale Club, Inc	91,432
468		Bon-Ton Stores, Inc	16,216
1,794	*	Cabela's, Inc	43,289
2,116		Casey's General Stores, Inc	49,832
381	*	Conn's, Inc	8,866
21,422		Costco Wholesale Corp	1,132,581
3,250		Dillard's, Inc (Class A)	113,653
13,270		Dollar General Corp	213,116
6,921		Family Dollar Stores, Inc	202,993
24,326		Federated Department Stores, Inc	927,550
1,377		Fred's, Inc	16,579
10,374		JC Penney Co, Inc	802,533
1,190	*	Retail Ventures, Inc	22,658
5,658		Saks, Inc	100,826
875		Stein Mart, Inc	11,603
38,976		Target Corp	2,223,581
20,515		TJX Cos, Inc	585,088
110,547		Wal-Mart Stores, Inc	5,105,060
		TOTAL GENERAL MERCHANDISE STORES	11,794,399

HEALTH SERVICES - 1.48%
505	*	Alliance Imaging, Inc	3,358
1,069	*	Amedisys, Inc	35,138
9,666		AmerisourceBergen Corp	434,583
2,170	*	Amsurg Corp	49,910
1,862	*	Apria Healthcare Group, Inc	49,622
339	*	Bio-Reference Labs, Inc	7,624
620		Brookdale Senior Living, Inc	29,760
19,732		Caremark Rx, Inc	1,126,895
4,879		Cigna Corp	641,930
4,575	*	Community Health Systems, Inc	167,079
363	*	Corvel Corp	17,268
2,045	*	Covance, Inc	120,471
7,384	*	Coventry Health Care, Inc	369,569
1,087	*	Cross Country Healthcare, Inc	23,718
4,758	*	DaVita, Inc	270,635
2,603	*	Edwards Lifesciences Corp	122,445
900	*	Emeritus Corp	22,365
1,006	*	Enzo Biochem, Inc	14,356
5,124	*	Express Scripts, Inc	366,878
1,315	*	Five Star Quality Care, Inc	14,662
963	*	Genesis HealthCare Corp	45,482
1,154	*	Genomic Health, Inc	21,464
968	*	Gentiva Health Services, Inc	18,450
11,453		Health Management Associates, Inc (Class A)	241,773
1,438	*	Healthways, Inc	68,607

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
401	*	Horizon Health Corp	$7,848
1,110	*	Hythiam, Inc	10,256
1,499	*	Kindred Healthcare, Inc	37,850
5,485	*	Laboratory Corp of America Holdings	402,983
1,181		LCA-Vision, Inc	40,579
474	*	LHC Group, Inc	13,514
3,147	*	LifePoint Hospitals, Inc	106,054
4,443	*	Lincare Holdings, Inc	177,009
1,843	*	Magellan Health Services, Inc	79,654
3,502		Manor Care, Inc	164,314
1,055	*	Matria Healthcare, Inc	30,310
13,807		McKesson Corp	700,015
275	*	Medcath Corp	7,524
13,528	*	Medco Health Solutions, Inc	722,936
254		National Healthcare Corp	14,021
3,487	*	Nektar Therapeutics	53,037
620	*	Nighthawk Radiology Holdings, Inc	15,810
1,899	*	Odyssey HealthCare, Inc	25,181
5,367		Omnicare, Inc	207,327
1,779		Option Care, Inc	25,351
2,070	*	Pediatrix Medical Group, Inc	101,223
4,876		Pharmaceutical Product Development, Inc	157,105
2,264	*	Psychiatric Solutions, Inc	84,945
418	*	Radiation Therapy Services, Inc	13,175
635	*	RehabCare Group, Inc	9,430
2,322	*	Sierra Health Services, Inc	83,685
1,400	*	Stereotaxis, Inc	14,448
956	*	Sun Healthcare Group, Inc	12,074
2,302	*	Sunrise Senior Living, Inc	70,717
636	*	Symbion, Inc	11,772
23,210	*	Tenet Healthcare Corp	161,774
3,965	*	Triad Hospitals, Inc	165,897
1,920	*	United Surgical Partners International, Inc	54,432
2,419		Universal Health Services, Inc (Class B)	134,085
513	*	VistaCare, Inc (Class A)	5,207
28,554	*	WellPoint, Inc	2,246,914
		TOTAL HEALTH SERVICES	10,452,498

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,460		Granite Construction, Inc	73,467
852	*	Matrix Service Co	13,717
372	*	Sterling Construction Co, Inc	8,095
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	95,279

HOLDING AND OTHER INVESTMENT OFFICES - 3.93%
1,314		Acadia Realty Trust	32,876
1,376	*	Affiliated Managers Group, Inc	144,659
2,756	*	Affordable Residential Communities LP	32,107
2,756	v*	Affordable Residential Communities LP	661
287		Agree Realty Corp	9,864
105	*	Alexander's, Inc	44,063
1,276		Alexandria Real Estate Equities, Inc	128,110
6,207		Allied Capital Corp	202,845
3,908		AMB Property Corp	229,048
1,447		American Campus Communities, Inc	41,196
5,376		American Financial Realty Trust	61,501
1,808		American Home Mortgage Investment Corp	63,497

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,109		Annaly Mortgage Management, Inc	$112,796
3,152		Anthracite Capital, Inc	40,125
2,610		Anworth Mortgage Asset Corp	24,821
4,072		Apartment Investment & Management Co (Class A)	228,113
4,472		Apollo Investment Corp	100,173
386		Arbor Realty Trust, Inc	11,615
9,366		Archstone-Smith Trust	545,195
2,985		Ashford Hospitality Trust, Inc	37,163
3,290		AvalonBay Communities, Inc	427,865
2,824		BioMed Realty Trust, Inc	80,766
5,065		Boston Properties, Inc	566,672
4,101		Brandywine Realty Trust	136,358
2,453		BRE Properties, Inc (Class A)	159,494
2,338		Camden Property Trust	172,661
1,408		Capital Lease Funding, Inc	16,333
111		Capital Southwest Corp	14,013
940		Capital Trust, Inc (Class A)	46,944
3,179		CBL & Associates Properties, Inc	137,810
1,530		CBRE Realty Finance, Inc	24,036
1,880		Cedar Shopping Centers, Inc	29,911
448		CentraCore Properties Trust	14,484
184		Cherokee, Inc	7,895
2,398		Colonial Properties Trust	112,418
542		Compass Diversified Trust	9,295
1,573		Corporate Office Properties Trust	79,389
1,880		Cousins Properties, Inc	66,308
3,197		Crescent Real Estate Equities Co	63,141
1,090		Crystal River Capital, Inc	27,828
2,139		Deerfield Triarc Capital Corp	36,213
4,589		Developers Diversified Realty Corp	288,878
2,671		DiamondRock Hospitality Co	48,105
1,640		Digital Realty Trust, Inc	56,137
3,860		Douglas Emmett, Inc	102,637
5,676		Duke Realty Corp	232,148
1,133		EastGroup Properties, Inc	60,683
834		Education Realty Trust, Inc	12,318
144	*	Enstar Group, Inc	13,810
1,094		Entertainment Properties Trust	63,933
2,250		Equity Inns, Inc	35,910
892		Equity Lifestyle Properties, Inc	48,552
16,242		Equity Office Properties Trust	782,377
2,160		Equity One, Inc	57,586
12,896		Equity Residential	654,472
1,051		Essex Property Trust, Inc	135,842
2,180		Extra Space Storage, Inc	39,807
2,433		Federal Realty Investment Trust	206,805
3,010		FelCor Lodging Trust, Inc	65,738
3,003		Fieldstone Investment Corp	13,153
1,840		First Industrial Realty Trust, Inc	86,278
858		First Potomac Realty Trust	24,976
2,056		Franklin Street Properties Corp	43,279
9,526		Friedman Billings Ramsey Group, Inc (Class A)	76,208
7,718		General Growth Properties, Inc	403,111
755		Getty Realty Corp	23,330
395		Gladstone Capital Corp	9,425
629		Gladstone Investment Corp	9,630
1,627		Glimcher Realty Trust	43,457

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
620		Global Signal, Inc	$32,655
2,180		GMH Communities Trust	22,127
695		Gramercy Capital Corp	21,469
682	*	Harris & Harris Group, Inc	8,245
8,690		Health Care Property Investors, Inc	319,966
3,097		Health Care REIT, Inc	133,233
1,823		Healthcare Realty Trust, Inc	72,081
1,137		Hersha Hospitality Trust	12,894
2,478		Highland Hospitality Corp	35,312
2,254		Highwoods Properties, Inc	91,873
1,608		Home Properties, Inc	95,306
1,920		HomeBanc Corp	8,122
3,495		Hospitality Properties Trust	166,117
22,399		Host Marriott Corp	549,895
8,972		HRPT Properties Trust	110,804
1		Hugoton Royalty Trust	25
3,059		IMPAC Mortgage Holdings, Inc	26,919
3,626		Inland Real Estate Corp	67,879
2,210		Innkeepers U.S.A. Trust	34,255
1,721		Investors Real Estate Trust	17,657
84,900		iShares Russell 3000 Index Fund	6,965,196
5,663		iStar Financial, Inc	270,805
880		JER Investors Trust, Inc	18,190
1,649		Kilroy Realty Corp	128,622
9,535		Kimco Realty Corp	428,598
1,660		Kite Realty Group Trust	30,909
3,745		KKR Financial Corp	100,329
1,848		LaSalle Hotel Properties	84,731
2,194		Lexington Corporate Properties Trust	49,189
3,964		Liberty Property Trust	194,791
1,306		LTC Properties, Inc	35,667
3,289		Luminent Mortgage Capital, Inc	31,936
3,139		Macerich Co	271,743
3,054		Mack-Cali Realty Corp	155,754
1,740		Maguire Properties, Inc	69,600
1,644		Medical Properties Trust, Inc	25,153
6,400		MFA Mortgage Investments, Inc	49,216
1,187		Mid-America Apartment Communities, Inc	67,944
2,536	*	Mills Corp	50,720
1,660		MortgageIT Holdings, Inc	24,485
1,200		MVC Capital, Inc	16,032
892		National Health Investors, Inc	29,436
2,216		National Retail Properties, Inc	50,857
3,253		Nationwide Health Properties, Inc	98,306
2,588		New Century Financial Corp	81,755
4,581		New Plan Excel Realty Trust	125,886
1,828		Newcastle Investment Corp	57,253
1,140		Newkirk Realty Trust, Inc	20,566
1,286		NorthStar Realty Finance Corp	21,309
1,495		Novastar Financial, Inc	39,842
13,332		NTL, Inc	336,500
2,173		Omega Healthcare Investors, Inc	38,506
544		Parkway Properties, Inc	27,749
1,780		Pennsylvania Real Estate Investment Trust	70,096
8,659		Plum Creek Timber Co, Inc	345,061
2,254		Post Properties, Inc	103,008
1,978		Potlatch Corp	86,676

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
10,657		Prologis	$647,626
842		PS Business Parks, Inc	59,538
5,587		Public Storage, Inc	544,733
975		RAIT Investment Trust	33,618
562		Ramco-Gershenson Properties	21,435
10,396	*	Realogy Corp	315,207
4,460		Realty Income Corp	123,542
3,747		Reckson Associates Realty Corp	170,863
1,300		Redwood Trust, Inc	75,504
3,054		Regency Centers Corp	238,731
990		Republic Property Trust	11,425
474		Saul Centers, Inc	26,160
3,365		Senior Housing Properties Trust	82,375
9,833		Simon Property Group, Inc	995,985
1,953		SL Green Realty Corp	259,319
915		Sovran Self Storage, Inc	52,411
12,600		SPDR Trust Series 1	1,785,294
3,425		Spirit Finance Corp	42,710
770	*	Star Maritime Acquisition Corp	7,554
3,047		Strategic Hotels & Resorts, Inc	66,394
754		Sun Communities, Inc	24,399
2,409		Sunstone Hotel Investors, Inc	64,393
1,579		Tanger Factory Outlet Centers, Inc	61,707
367		Tarragon Corp	4,466
2,705		Taubman Centers, Inc	137,576
4,995		Thornburg Mortgage, Inc	125,524
2,818		Trustreet Properties, Inc	47,483
5,574		United Dominion Realty Trust, Inc	177,197
514		Universal Health Realty Income Trust	20,036
841		Urstadt Biddle Properties, Inc (Class A)	16,055
1,920		U-Store-It Trust	39,456
4,353		Ventas, Inc	184,219
5,288		Vornado Realty Trust	642,492
1,836		Washington Real Estate Investment Trust	73,440
3,528		Weingarten Realty Investors	162,676
762		Winston Hotels, Inc	10,097
2,500		Winthrop Realty Trust	17,125
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	27,756,862

HOTELS AND OTHER LODGING PLACES - 0.57%
1,198		Ameristar Casinos, Inc	36,827
1,739	*	Aztar Corp	94,636
712	*	Bluegreen Corp	9,135
1,823		Boyd Gaming Corp	82,600
2,000		Choice Hotels International, Inc	84,200
1,861	*	Gaylord Entertainment Co	94,781
954	*	Great Wolf Resorts, Inc	13,318
17,243		Hilton Hotels Corp	601,815
743	*	Isle of Capri Casinos, Inc	19,749
6,008	*	Las Vegas Sands Corp	537,596
1,050	*	Lodgian, Inc	14,280
938		Marcus Corp	23,994
15,096		Marriott International, Inc (Class A)	720,381
5,385	*	MGM Mirage	308,830
342	*	Monarch Casino & Resort, Inc	8,167
2,420	*	Morgans Hotel Group Co	40,971
937	*	Riviera Holdings Corp	22,638

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,482		Starwood Hotels & Resorts Worldwide, Inc	$592,625
2,120		Station Casinos, Inc	173,140
2,059	*	Trump Entertainment Resorts, Inc	37,556
1,430	*	Vail Resorts, Inc	64,093
8,817	*	Wyndham Worldwide Corp	282,320
2,022		Wynn Resorts Ltd	189,765
		TOTAL HOTELS AND OTHER LODGING PLACES	4,053,417

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.32%
34,008		3M Co	2,650,243
396		Aaon, Inc	10,407
1,115		Actuant Corp (Class A)	53,130
4,290	*	AGCO Corp	132,733
1,085		Albany International Corp (Class A)	35,707
1,377	*	Allis-Chalmers Energy, Inc	31,726
7,800		American Standard Cos, Inc	357,630
306		Ampco-Pittsburgh Corp	10,245
61,889		Applied Materials, Inc	1,141,870
1,300	*	Astec Industries, Inc	45,630
1,420	*	ASV, Inc	23,103
2,142	*	Asyst Technologies, Inc	15,658
4,034	*	Axcelis Technologies, Inc	23,524
3,358		Black & Decker Corp	268,539
723		Black Box Corp	30,359
2,391	*	Blount International, Inc	32,183
2,080		Briggs & Stratton Corp	56,056
3,439	*	Brooks Automation, Inc	49,522
1,368		Bucyrus International, Inc (Class A)	70,808
1,409		Carlisle Cos, Inc	110,607
779		Cascade Corp	41,209
29,988		Caterpillar, Inc	1,839,164
2,840		CDW Corp	199,709
4,059	*	Cirrus Logic, Inc	27,926
749	*	Columbus McKinnon Corp	15,744
2,422		Cummins, Inc	286,232
2,594		Curtiss-Wright Corp	96,186
1,615	*	Cymer, Inc	70,979
10,450		Deere & Co	993,482
103,402	*	Dell, Inc	2,594,356
3,064		Diebold, Inc	142,782
3,243		Donaldson Co, Inc	112,565
9,241		Dover Corp	452,994
1,490	*	Dresser-Rand Group, Inc	36,460
1,068	*	Dril-Quip, Inc	41,823
6,881		Eaton Corp	517,038
2,405	*	Electronics for Imaging, Inc	63,925
98,185	*	EMC Corp	1,296,042
3,352	*	Emulex Corp	65,398
2,000	*	ENGlobal Corp	12,860
816	*	EnPro Industries, Inc	27,099
5,635	*	Entegris, Inc	60,971
4,316	*	Extreme Networks, Inc	18,084
713	*	Flanders Corp	7,059
2,299	*	Flowserve Corp	116,031
2,844	*	FMC Technologies, Inc	175,276
2,170	*	Gardner Denver, Inc	80,963
8,749	*	Gateway, Inc	17,585

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
386	*	Gehl Co	$10,627
467,226		d General Electric Co	17,385,479
2,050	*	Global Imaging Systems, Inc	44,998
969	*	Goodman Global, Inc	16,667
435		Gorman-Rupp Co	16,082
2,849		Graco, Inc	112,877
5,471	*	Grant Prideco, Inc	217,582
125,775		Hewlett-Packard Co	5,180,672
849	*	Hydril	63,836
2,489		IDEX Corp	118,003
2,109	*	Intermec, Inc	51,185
69,754		International Business Machines Corp	6,776,601
15,086		International Game Technology	696,973
1,881	*	Intevac, Inc	48,812
8,194		Jabil Circuit, Inc	201,163
5,542		Joy Global, Inc	267,900
644	*	Kadant, Inc	15,701
1,178		Kaydon Corp	46,814
1,843		Kennametal, Inc	108,461
1,393	*	Komag, Inc	52,767
2,318	*	Kulicke & Soffa Industries, Inc	19,471
6,292	*	Lam Research Corp	318,501
425	*	LB Foster Co (Class A)	11,012
2,546		Lennox International, Inc	77,933
4,840	*	Lexmark International, Inc (Class A)	354,288
485		Lindsay Manufacturing Co	15,835
612		Lufkin Industries, Inc	35,545
2,504		Manitowoc Co, Inc	148,813
1,708	*	Micros Systems, Inc	90,012
277	*	Middleby Corp	28,994
1,295		Modine Manufacturing Co	32,414
265		Nacco Industries, Inc (Class A)	36,199
604	*	NATCO Group, Inc (Class A)	19,256
1,173	*	Netgear, Inc	30,791
485		NN, Inc	6,029
1,219		Nordson Corp	60,743
2,474	*	Oil States International, Inc	79,737
5,954		Pall Corp	205,711
3,492	*	Palm, Inc	49,202
5,213		Parker Hannifin Corp	400,852
1,711	*	Paxar Corp	39,456
1,020	*	ProQuest Co	10,659
6,315	*	Quantum Corp	14,651
1,849	*	Rackable Systems, Inc	57,264
620	*	RBC Bearings, Inc	17,769
790	*	Riverbed Technology, Inc	24,253
553		Robbins & Myers, Inc	25,394
7,729		Rockwell Automation, Inc	472,087
5,027	*	Safeguard Scientifics, Inc	12,165
9,918	*	SanDisk Corp	426,772
531		Sauer-Danfoss, Inc	17,125
1,200	*	Scansource, Inc	36,480
2,742	*	Scientific Games Corp (Class A)	82,891
661	*	Semitool, Inc	8,798
2,019	*	Sigma Designs, Inc	51,384
9,540		Smith International, Inc	391,808
36,758	*	Solectron Corp	118,361

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,433		SPX Corp	$148,802
564		Standex International Corp	16,993
3,866		Stanley Works	194,421
12,143	*	Symbol Technologies, Inc	181,416
674	*	Tecumseh Products Co (Class A)	11,391
654		Tennant Co	18,966
4,502	*	Terex Corp	290,739
3,398		Timken Co	99,154
2,403		Toro Co	112,052
918	*	TurboChef Technologies, Inc	15,624
1,034	*	Ultratech, Inc	12,904
7,509	*	VA Software Corp	37,770
5,800	*	Varian Medical Systems, Inc	275,906
1,614	*	VeriFone Holdings, Inc	57,136
1,157		Watsco, Inc	54,564
9,772	*	Western Digital Corp	199,935
1,118		Woodward Governor Co	44,396
3,111	*	Zebra Technologies Corp (Class A)	108,232
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	51,701,878

INSTRUMENTS AND RELATED PRODUCTS - 4.19%
956	*	Abaxis, Inc	18,403
828	*	Abiomed, Inc	11,675
2,875	*	Advanced Medical Optics, Inc	101,200
2,839	*	Affymetrix, Inc	65,467
	*	Agilent Technologies, Inc	661,174
2,388	*	Align Technology, Inc	33,360
6,819		Allergan, Inc	816,507
3,495	*	American Medical Systems Holdings, Inc	64,727
317	*	American Science & Engineering, Inc	18,865
880		Analogic Corp	49,403
898	*	Anaren, Inc	15,948
499	*	Angiodynamics, Inc	10,724
8,000		Applera Corp (Applied Biosystems Group)	293,520
697	*	Argon ST, Inc	15,013
1,546	*	Armor Holdings, Inc	84,798
847		Arrow International, Inc	29,967
983	*	Arthrocare Corp	39,241
615	*	Aspect Medical Systems, Inc	11,568
422		Badger Meter, Inc	11,689
4,611		Bard (C.R.), Inc	382,575
2,263		Bausch & Lomb, Inc	117,812
29,535		Baxter International, Inc	1,370,129
2,919		Beckman Coulter, Inc	174,556
11,221		Becton Dickinson & Co	787,153
10,877		Biomet, Inc	448,894
827	*	Bio-Rad Laboratories, Inc (Class A)	68,244
1,016	*	Biosite, Inc	49,632
54,829	*	Boston Scientific Corp	941,962
968	*	Bruker BioSciences Corp	7,270
1,283	*	Candela Corp	15,871
1,983	*	Cepheid, Inc	16,856
1,139	*	Cerus Corp	6,675
1,163	*	Coherent, Inc	36,716
926		Cohu, Inc	18,668
1,022	*	Conmed Corp	23,629
2,123		Cooper Cos, Inc	94,474

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,868	*	Credence Systems Corp	$25,314
809	*	Cyberonics, Inc	16,698
10,824		Danaher Corp	784,091
547		Datascope Corp	19,933
7,234		Dentsply International, Inc	215,935
1,499	*	Depomed, Inc	5,172
708	*	DexCom, Inc	6,981
909	*	Dionex Corp	51,549
891	*	DJ Orthopedics, Inc	38,153
2,244		DRS Technologies, Inc	118,214
600	*	DXP Enterprises, Inc	21,024
12,095		Eastman Kodak Co	312,051
672		EDO Corp	15,953
1,077	*	ESCO Technologies, Inc	48,939
1,080	*	Esterline Technologies Corp	43,448
1,000	*	ev3, Inc	17,230
655	*	Excel Technology, Inc	16,761
991	*	FEI Co	26,133
2,879	*	Flir Systems, Inc	91,639
1,872	*	Formfactor, Inc	69,732
1,692	*	Fossil, Inc	38,205
785	*	Foxhollow Technologies, Inc	16,940
1,154	*	Haemonetics Corp	51,953
1,275	*	HealthTronics, Inc	8,492
1,678	*	Herley Industries, Inc	27,167
2,299	*	Hologic, Inc	108,697
520	*	ICU Medical, Inc	21,154
898	*	I-Flow Corp	13,425
1,118	*	II-VI, Inc	31,237
1,840	*	Illumina, Inc	72,330
2,936	*	Input/Output, Inc	40,018
713	*	Integra LifeSciences Holdings Corp	30,367
874	*	Intralase Corp	19,560
1,564	*	Intuitive Surgical, Inc	149,988
1,096		Invacare Corp	26,907
1,916	*	Ionatron, Inc	7,856
612	*	IRIS International, Inc	7,742
1,257	*	Itron, Inc	65,163
1,354	*	Ixia	12,998
133,211		Johnson & Johnson	8,794,656
523	*	Kensey Nash Corp	16,631
8,668		Kla-Tencor Corp	431,233
3,535	*	Kopin Corp	12,620
1,831	*	Kyphon, Inc	73,972
3,051	*	L-1 Identity Solutions, Inc	46,162
3,001	*	LTX Corp	16,806
415	*	Measurement Specialties, Inc	8,981
375	*	Medical Action Industries, Inc	12,090
54,201		Medtronic, Inc	2,900,296
1,613		Mentor Corp	78,827
1,160	*	Merit Medical Systems, Inc	18,374
1,788	*	Mettler-Toledo International, Inc	140,984
2,593	*	Millipore Corp	172,694
1,290		Mine Safety Appliances Co	47,279
1,514	*	MKS Instruments, Inc	34,186
734	*	Molecular Devices Corp	15,465
756		Movado Group, Inc	21,924

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
884		MTS Systems Corp	$34,140
2,733		National Instruments Corp	74,447
764	*	Natus Medical, Inc	12,690
516	*	Neurometrix, Inc	7,694
1,859	*	Newport Corp	38,946
1,400	*	Northstar Neuroscience, Inc	20,132
1,377	*	NuVasive, Inc	31,809
730		Oakley, Inc	14,644
159	*	OYO Geospace Corp	9,236
649	*	Palomar Medical Technologies, Inc	32,885
6,222		PerkinElmer, Inc	138,337
734	*	Photon Dynamics, Inc	8,580
10,327		Pitney Bowes, Inc	477,004
1,097		PolyMedica Corp	44,330
1,644	*	RAE Systems, Inc	5,261
3,156	*	Resmed, Inc	155,338
3,790	*	Respironics, Inc	143,073
7,406		Rockwell Collins, Inc	468,726
636	*	Rofin-Sinar Technologies, Inc	38,453
3,611		Roper Industries, Inc	181,417
1,074	*	Rudolph Technologies, Inc	17,098
2,843	*	Sirf Technology Holdings, Inc	72,553
696		Sirona Dental Systems, Inc	26,803
835	*	Sonic Solutions, Inc	13,611
631	*	SonoSite, Inc	19,517
1,262	*	Spectranetics Corp	14,248
16,203	*	St. Jude Medical, Inc	592,382
3,808		STERIS Corp	95,847
13,668		Stryker Corp	753,243
1,436	*	Symmetry Medical, Inc	19,860
1,702	*	Techne Corp	94,376
3,488		Tektronix, Inc	101,745
2,017	*	Teledyne Technologies, Inc	80,942
8,223	*	Teradyne, Inc	123,016
18,481	*	Thermo Electron Corp	837,004
2,165	*	ThermoGenesis Corp	9,331
2,549	*	Thoratec Corp	44,811
2,269	*	Trimble Navigation Ltd	115,106
417		United Industrial Corp	21,163
1,292	*	Varian, Inc	57,869
1,196	*	Veeco Instruments, Inc	22,401
1,183	*	Ventana Medical Systems, Inc	50,904
1,178	*	Viasys Healthcare, Inc	32,800
422	*	Vital Images, Inc	14,686
654		Vital Signs, Inc	32,648
4,636	*	Waters Corp	227,025
1,418	*	Wright Medical Group, Inc	33,011
44,036	*	Xerox Corp	746,410
967		X-Rite, Inc	11,894
200		Young Innovations, Inc	6,660
11,060	*	Zimmer Holdings, Inc	866,883
417	*	Zoll Medical Corp	24,286
758	*	Zygo Corp	12,469
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	29,582,438

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
14,523		AON Corp	513,243

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,116		Brown & Brown, Inc	$144,322
756		Clark, Inc	12,572
837		Crawford & Co (Class B)	6,110
4,146		Gallagher (Arthur J.) & Co	122,514
13,719		Hartford Financial Services Group, Inc	1,280,120
2,096		Hilb Rogal & Hobbs Co	88,284
369		James River Group, Inc	11,926
24,594		Marsh & McLennan Cos, Inc	754,052
1,466		National Financial Partners Corp	64,460
1,653	*	USI Holdings Corp	25,390
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,022,993

INSURANCE CARRIERS - 4.60%
1,026		21st Century Insurance Group	18,109
23,373		Aetna, Inc	1,009,246
1,205		Affirmative Insurance Holdings, Inc	19,605
22,469		Aflac, Inc	1,033,574
1,425		Alfa Corp	26,804
245	*	Alleghany Corp	89,082
28,589		Allstate Corp	1,861,430
4,891		Ambac Financial Group, Inc	435,641
2,322		American Equity Investment Life Holding Co	30,256
3,978		American Financial Group, Inc	142,850
98,928		American International Group, Inc	7,089,251
676		American National Insurance Co	77,138
562	*	American Physicians Capital, Inc	22,502
2,506	*	AMERIGROUP Corp	89,940
1,294	*	Argonaut Group, Inc	45,109
5,590		Assurant, Inc	308,848
274		Baldwin & Lyons, Inc (Class B)	6,998
530		Bristol West Holdings, Inc	8,390
1,744	*	Centene Corp	42,850
18,904		Chubb Corp	1,000,211
7,418		Cincinnati Financial Corp	336,110
876	*	CNA Financial Corp	35,320
701	*	CNA Surety Corp	15,072
2,255		Commerce Group, Inc	67,086
6,615	*	Conseco, Inc	132,168
2,217		Delphi Financial Group, Inc (Class A)	89,700
425		Direct General Corp	8,772
263		Donegal Group, Inc (Class A)	5,152
78		EMC Insurance Group, Inc	2,661
2,450		Erie Indemnity Co (Class A)	142,051
545		FBL Financial Group, Inc (Class A)	21,299
9,022		Fidelity National Title Group, Inc (Class A)	215,445
1,112	*	First Acceptance Corp	11,921
4,193		First American Corp	170,571
439	*	Fpic Insurance Group, Inc	17,108
20,415		Genworth Financial, Inc (Class A)	698,397
281		Great American Financial Resources, Inc	6,477
2,038		Hanover Insurance Group, Inc	99,454
546		Harleysville Group, Inc	19,012
5,045		HCC Insurance Holdings, Inc	161,894
5,366	*	Health Net, Inc	261,110
1,123	*	HealthExtras, Inc	27,064
750	*	Healthspring, Inc	15,263
1,885		Horace Mann Educators Corp	38,077

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,129	*	Humana, Inc	$394,305
297		Independence Holding Co	6,484
753		Infinity Property & Casualty Corp	36,438
155		Kansas City Life Insurance Co	7,762
768		LandAmerica Financial Group, Inc	48,468
6,882		Leucadia National Corp	194,072
12,679		Lincoln National Corp	841,886
19,920		Loews Corp	826,082
428	*	Markel Corp	205,483
5,899		MBIA, Inc	430,981
1,073	*	Meadowbrook Insurance Group, Inc	10,612
1,146		Mercury General Corp	60,429
20,528		Metlife, Inc	1,211,357
3,937		MGIC Investment Corp	246,220
349		Midland Co	14,641
547	*	Molina Healthcare, Inc	17,783
660		National Interstate Corp	16,038
88		National Western Life Insurance Co (Class A)	20,252
2,032		Nationwide Financial Services, Inc (Class A)	110,134
540	*	Navigators Group, Inc	26,017
242		NYMAGIC, Inc	8,857
377		Odyssey Re Holdings Corp	14,062
3,464		Ohio Casualty Corp	103,262
10,257		Old Republic International Corp	238,783
2,847	*	Philadelphia Consolidated Holding Co	126,862
4,481		Phoenix Cos, Inc	71,203
1,396	*	PMA Capital Corp (Class A)	12,871
4,306		PMI Group, Inc	203,114
1,006		Presidential Life Corp	22,082
12,553		Principal Financial Group	736,861
1,554	*	ProAssurance Corp	77,576
34,726		Progressive Corp	841,064
3,523		Protective Life Corp	167,343
22,142		Prudential Financial, Inc	1,901,112
3,902		Radian Group, Inc	210,357
1,208		Reinsurance Group Of America, Inc	67,286
1,133		RLI Corp	63,924
5,256		Safeco Corp	328,763
594		Safety Insurance Group, Inc	30,122
416	*	SCPIE Holdings, Inc	10,874
644	*	SeaBright Insurance Holdings, Inc	11,598
1,382		Selective Insurance Group, Inc	79,175
31,265		St. Paul Travelers Cos, Inc	1,678,618
2,774		Stancorp Financial Group, Inc	124,969
621		State Auto Financial Corp	21,567
743		Stewart Information Services Corp	32,216
4,861		Torchmark Corp	309,937
637		Tower Group, Inc	19,792
1,419		Transatlantic Holdings, Inc	88,120
474	*	Triad Guaranty, Inc	26,008
862		United Fire & Casualty Co	30,386
60,304		UnitedHealth Group, Inc	3,240,134
2,276		Unitrin, Inc	114,050
1,595	*	Universal American Financial Corp	29,731
14,468		UnumProvident Corp	300,645
7,445		W.R. Berkley Corp	256,927
1,359	*	WellCare Health Plans, Inc	93,635

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
67		Wesco Financial Corp	$30,820
1,531		Zenith National Insurance Corp	71,819
		TOTAL INSURANCE CARRIERS	32,476,987

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
2,500	*	Corrections Corp of America	113,075
805	*	Geo Group, Inc	30,204
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	143,279

LEATHER AND LEATHER PRODUCTS - 0.15%
17,074	*	Coach, Inc	733,499
530	*	CROCS, Inc	22,896
1,096	*	Genesco, Inc	40,881
3,022	*	Iconix Brand Group, Inc	58,597
1,090		Steven Madden Ltd	38,248
2,774	*	Timberland Co (Class A)	87,603
184		Weyco Group, Inc	4,572
2,253		Wolverine World Wide, Inc	64,256
		TOTAL LEATHER AND LEATHER PRODUCTS	1,050,552

LEGAL SERVICES - 0.01%
1,725	*	FTI Consulting, Inc	48,110
489	*	Pre-Paid Legal Services, Inc	19,135
		TOTAL LEGAL SERVICES	67,245

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
4,058		Laidlaw International, Inc	123,485
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	123,485

LUMBER AND WOOD PRODUCTS - 0.03%
466		American Woodmark Corp	19,502
5,279	*	Champion Enterprises, Inc	49,411
446		Deltic Timber Corp	24,878
4,339		Louisiana-Pacific Corp	93,419
374		Skyline Corp	15,042
681		Universal Forest Products, Inc	31,748
		TOTAL LUMBER AND WOOD PRODUCTS	234,000

METAL MINING - 0.40%
1,802		Cleveland-Cliffs, Inc	87,289
14,553	*	Coeur d'Alene Mines Corp	72,037
1,895		Foundation Coal Holdings, Inc	60,185
8,123		Freeport-McMoRan Copper & Gold, Inc (Class B)	452,695
5,707	*	Hecla Mining Co	43,716
18,996		Newmont Mining Corp	857,669
9,104		Phelps Dodge Corp	1,089,931
2,380	*	Rosetta Resources, Inc	44,435
1,026		Royal Gold, Inc	36,915
564		Southern Copper Corp	30,394
1,962	*	Stillwater Mining Co	24,505
		TOTAL METAL MINING	2,799,771

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
1,085		Blyth, Inc	22,514
2,987		Callaway Golf Co	43,043
1,996		Daktronics, Inc	73,553
6,692		Fortune Brands, Inc	571,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,846		Hasbro, Inc	$213,804
1,717	*	Jakks Pacific, Inc	37,499
1,666	*	K2, Inc	21,975
396		Marine Products Corp	4,649
16,998		Mattel, Inc	385,175
1,290		Nautilus, Inc	18,060
2,173	*	Progressive Gaming International Corp	19,709
953	*	RC2 Corp	41,932
395	*	Russ Berrie & Co, Inc	6,103
1,355	*	Shuffle Master, Inc	35,501
380	*	Steinway Musical Instruments, Inc	11,799
1,729		Yankee Candle Co, Inc	59,270
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,566,016

MISCELLANEOUS RETAIL - 1.21%
833	*	1-800-FLOWERS.COM, Inc (Class A)	5,131
409	*	AC Moore Arts & Crafts, Inc	8,863
14,061	*	Amazon.com, Inc	554,847
2,166		Barnes & Noble, Inc	86,012
17,876		Best Buy Co, Inc	879,320
844		Big 5 Sporting Goods Corp	20,610
507	*	Blue Nile, Inc	18,703
594		Books-A-Million, Inc	13,472
2,777		Borders Group, Inc	62,066
530	*	Build-A-Bear Workshop, Inc	14,851
1,324		Cash America International, Inc	62,096
2,131	*	CKX, Inc	24,997
2,484	*	Coldwater Creek, Inc	60,908
36,371		CVS Corp	1,124,228
845	*	dELiA*s, Inc	8,864
1,856	*	Dick's Sporting Goods, Inc	90,925
5,294	*	Dollar Tree Stores, Inc	159,349
2,404	*	Drugstore.com, Inc	8,799
1,497	*	Ezcorp, Inc (Class A)	24,326
1,644	*	GSI Commerce, Inc	30,825
1,901	*	Hibbett Sporting Goods, Inc	58,038
1,317		Longs Drug Stores Corp	55,814
1,675		MSC Industrial Direct Co (Class A)	65,576
1,331	*	Nutri/System, Inc	84,372
13,063	*	Office Depot, Inc	498,615
2,955		OfficeMax, Inc	146,716
568	*	Overstock.com, Inc	8,974
5,993		Petsmart, Inc	172,958
1,125	*	Priceline.com, Inc	49,061
22,239	*	Rite Aid Corp	120,980
3,896	*	Sears Holdings Corp	654,255
726	*	Stamps.com, Inc	11,435
32,744		Staples, Inc	874,265
1,770	*	Systemax, Inc	30,887
6,564		Tiffany & Co	257,571
1,263	*	Valuevision International, Inc (Class A)	16,596
45,323		Walgreen Co	2,079,872
1,046		World Fuel Services Corp	46,505
1,929	*	Zale Corp	54,417
530	*	Zumiez, Inc	15,656
		TOTAL MISCELLANEOUS RETAIL	8,561,755

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 1.55%
2,099	*	Avid Technology, Inc	$78,209
10,504	*	Blockbuster, Inc (Class A)	55,566
417		Carmike Cinemas, Inc	8,503
29,997		CBS Corp (Class B)	935,306
3,414	*	Denny's Corp	16,080
13,190	*	Discovery Holding Co (Class A)	212,227
1,858	*	DreamWorks Animation SKG, Inc (Class A)	54,792
655	*	Gaiam, Inc (Class A)	8,960
2,158	*	Macrovision Corp	60,985
103,101		News Corp (Class A)	2,214,609
2,626		Regal Entertainment Group (Class A)	55,986
6,110	*	Time Warner Telecom, Inc (Class A)	121,772
179,037		Time Warner, Inc	3,899,426
93,903		Walt Disney Co	3,218,063
		TOTAL MOTION PICTURES	10,940,484

NONDEPOSITORY INSTITUTIONS - 1.82%
938	*	Accredited Home Lenders Holding Co	25,589
2,821		Advance America Cash Advance Centers, Inc	41,328
811		Advanta Corp (Class B)	35,384
6,332		American Capital Strategies Ltd	292,918
48,563		American Express Co	2,946,317
5,283	*	AmeriCredit Corp	132,973
1,920		Ares Capital Corp	36,691
507		Asta Funding, Inc	15,433
18,178		Capital One Financial Corp	1,396,434
3,711		CapitalSource, Inc	101,347
2,162		CharterMac	46,418
9,116		CIT Group, Inc	508,399
931	*	CompuCredit Corp	37,063
27,455		Countrywide Financial Corp	1,165,465
394	*	Credit Acceptance Corp	13,132
3,470	*	Doral Financial Corp	9,959
43,539		Fannie Mae	2,585,781
346		Federal Agricultural Mortgage Corp (Class C)	9,387
977		Financial Federal Corp	28,734
1,280	*	First Cash Financial Services, Inc	33,114
1,899		First Marblehead Corp	103,780
31,112		Freddie Mac	2,112,505
3,816	*	INVESTools, Inc	52,623
2,597		MCG Capital Corp	52,771
596		Medallion Financial Corp	7,373
813	*	Nelnet, Inc (Class A)	22,244
619		NGP Capital Resources Co	10,368
1,848	*	Ocwen Financial Corp	29,309
940	*	Penson Worldwide, Inc	25,765
18,305		SLM Corp	892,735
159		Student Loan Corp	32,961
1,050		Technology Investment Capital Corp	16,947
417	*	United PanAm Financial Corp	5,738
1,037	*	World Acceptance Corp	48,687
		TOTAL NONDEPOSITORY INSTITUTIONS	12,875,672

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,000		AMCOL International Corp	27,740
1,338		Compass Minerals International, Inc	42,227

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,991		Florida Rock Industries, Inc	$85,713
4,472		Vulcan Materials Co	401,899
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	557,579

OIL AND GAS EXTRACTION - 1.69%
20,868		Anadarko Petroleum Corp	908,175
448	*	Arena Resources, Inc	19,134
831	*	Atlas America, Inc	42,356
934	*	ATP Oil & Gas Corp	36,958
1,410	*	Atwood Oceanics, Inc	69,048
7,077	*	Aurora Oil & Gas Corp	22,717
14,762		Baker Hughes, Inc	1,102,131
440	*	Basic Energy Services, Inc	10,846
1,314		Berry Petroleum Co (Class A)	40,747
1,186	*	Bill Barrett Corp	32,271
13,870		BJ Services Co	406,668
472	*	Bois d'Arc Energy, Inc	6,905
1,879	*	Brigham Exploration Co	13,735
1,340	*	Bronco Drilling Co, Inc	23,035
2,030		Cabot Oil & Gas Corp	123,120
850	*	Callon Petroleum Co	12,776
4,828	*	Cameron International Corp	256,125
718	*	Carrizo Oil & Gas, Inc	20,836
2,720	*	Cheniere Energy, Inc	78,526
17,879		Chesapeake Energy Corp	519,385
4,183		Cimarex Energy Co	152,680
220	*	Clayton Williams Energy, Inc	7,988
1,156	*	CNX Gas Corp	29,478
1,087	*	Complete Production Services, Inc	23,044
1,937	*	Comstock Resources, Inc	60,163
306	*	Dawson Geophysical Co	11,148
1,526		Delta & Pine Land Co	61,727
2,527	*	Delta Petroleum Corp	58,525
4,950	*	Denbury Resources, Inc	137,561
2,401		Diamond Offshore Drilling, Inc	191,936
706	*	Edge Petroleum Corp	12,877
2,285	*	Encore Acquisition Co	56,051
1,602	*	Energy Partners Ltd	39,121
6,765		ENSCO International, Inc	338,656
5,014		Equitable Resources, Inc	209,335
2,650	*	EXCO Resources, Inc	44,812
1,187	*	Exploration Co of Delaware, Inc	15,835
2,220	*	Forest Oil Corp	72,550
3,815	*	Gasco Energy, Inc	9,347
5,057	*	GeoGlobal Resources, Inc	39,697
4,298	*	Global Industries Ltd	56,046
932	*	GMX Resources, Inc	33,086
1,026	*	Goodrich Petroleum Corp	37,121
7,751	*	Grey Wolf, Inc	53,172
550	*	Gulfport Energy Corp	7,475
45,652		Halliburton Co	1,417,495
4,244	*	Hanover Compressor Co	80,169
2,309	*	Harvest Natural Resources, Inc	24,545
3,720	*	Helix Energy Solutions Group, Inc	116,696
4,360		Helmerich & Payne, Inc	106,689
1,625	*	Hercules Offshore, Inc	46,963
1,363	*	Houston Exploration Co	70,576

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,029	*	Mariner Energy, Inc	$59,368
755	*	McMoRan Exploration Co	10,736
7,513	*	Meridian Resource Corp	23,215
1,860	*	Metretek Technologies, Inc	22,915
7,434	*	National Oilwell Varco, Inc	454,812
3,099	*	Newpark Resources, Inc	22,344
2,184	*	Oceaneering International, Inc	86,705
1,658	*	Parallel Petroleum Corp	29,131
4,931	*	Parker Drilling Co	40,286
7,602		Patterson-UTI Energy, Inc	176,594
272	v*	PetroCorp	0
5,951	*	PetroHawk Energy Corp	68,437
711	*	Petroleum Development Corp	30,609
2,175	*	Petroquest Energy, Inc	27,710
3,569	*	Pioneer Drilling Co	47,396
5,707		Pioneer Natural Resources Co	226,511
3,362	*	Plains Exploration & Production Co	159,796
2,809		Pogo Producing Co	136,068
6,724	*	Pride International, Inc	201,787
800	*	Quest Resource Corp	8,080
2,593	*	Quicksilver Resources, Inc	94,878
5,965		Range Resources Corp	163,799
4,573		Rowan Cos, Inc	151,824
1,731		RPC, Inc	29,219
1,054	*	SEACOR Holdings, Inc	104,494
7,674	*	Southwestern Energy Co	268,974
2,381		St. Mary Land & Exploration Co	87,716
1,169	*	Stone Energy Corp	41,359
1,424	*	Sulphco, Inc	6,721
3,783	*	Superior Energy Services	123,628
440	*	Superior Well Services, Inc	11,246
1,141	*	Swift Energy Co	51,128
2,688	*	Syntroleum Corp	9,300
3,175	*	Tetra Technologies, Inc	81,217
2,625		Tidewater, Inc	126,945
2,569	*	Todco	87,783
541	*	Toreador Resources Corp	13,942
5,579	*	Transmeridian Exploration, Inc	19,248
487	*	Trico Marine Services, Inc	18,657
700	*	Union Drilling, Inc	9,856
2,451	*	Unit Corp	118,751
2,372	*	Vaalco Energy, Inc	16,011
1,571	*	Veritas DGC, Inc	134,525
683		W&T Offshore, Inc	20,982
2,215	*	Warren Resources, Inc	25,960
1,773	*	W-H Energy Services, Inc	86,327
1,549	*	Whiting Petroleum Corp	72,183
16,034		XTO Energy, Inc	754,400
		TOTAL OIL AND GAS EXTRACTION	11,931,631

PAPER AND ALLIED PRODUCTS - 0.51%
5,090		Bemis Co	172,958
2,135		Bowater, Inc	48,038
1,509	*	Buckeye Technologies, Inc	18,078
1,364	*	Caraustar Industries, Inc	11,035
2,680	*	Cenveo, Inc	56,816
543		Chesapeake Corp	9,242

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,848		Glatfelter	$28,644
3,362	*	Graphic Packaging Corp	14,557
689		Greif, Inc (Class A)	81,578
20,417		International Paper Co	696,253
20,826		Kimberly-Clark Corp	1,415,127
3,178		Longview Fibre Co	69,757
8,162		MeadWestvaco Corp	245,350
800	*	Mercer International, Inc	9,496
685		Neenah Paper, Inc	24,194
4,496		Packaging Corp of America	99,362
2,335	*	Playtex Products, Inc	33,601
1,322		Rock-Tenn Co (Class A)	35,839
644		Schweitzer-Mauduit International, Inc	16,776
10,583	*	Smurfit-Stone Container Corp	111,756
4,616		Sonoco Products Co	175,685
4,898		Temple-Inland, Inc	225,455
2,041		Wausau Paper Corp	30,595
		TOTAL PAPER AND ALLIED PRODUCTS	3,630,192

PERSONAL SERVICES - 0.15%
6,097		Cintas Corp	242,112
1,150	*	Coinstar, Inc	35,156
1,535		G & K Services, Inc (Class A)	59,696
14,371		H&R Block, Inc	331,108
1,660		Jackson Hewitt Tax Service, Inc	56,390
2,255		Regis Corp	89,163
3,596	*	Sally Beauty Holdings, Inc	28,049
12,285		Service Corp International	125,921
349		Unifirst Corp	13,405
1,929		Weight Watchers International, Inc	101,330
		TOTAL PERSONAL SERVICES	1,082,330

PETROLEUM AND COAL PRODUCTS - 6.23%
734		Alon USA Energy, Inc	19,312
15,097		Apache Corp	1,004,101
2,737		Ashland, Inc	189,346
99,611		Chevron Corp	7,324,397
74,020		ConocoPhillips	5,325,739
440		Delek US Holdings, Inc	7,212
19,542		Devon Energy Corp	1,310,877
790		ElkCorp	32,461
10,708		EOG Resources, Inc	668,715
271,828		Exxon Mobil Corp	20,830,180
4,716		Frontier Oil Corp	135,538
530	*	Giant Industries, Inc	39,724
2,266	*	Headwaters, Inc	54,293
10,899		Hess Corp	540,263
2,001		Holly Corp	102,851
16,284		Marathon Oil Corp	1,506,270
8,543		Murphy Oil Corp	434,412
5,665	*	Newfield Exploration Co	260,307
7,740		Noble Energy, Inc	379,802
38,474		Occidental Petroleum Corp	1,878,685
5,722		Sunoco, Inc	356,824
2,852		Tesoro Corp	187,576
27,685		Valero Energy Corp	1,416,365
756		WD-40 Co	26,362

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,158		Western Refining, Inc	$29,483
		TOTAL PETROLEUM AND COAL PRODUCTS	44,061,095

PRIMARY METAL INDUSTRIES - 0.88%
5,807	*	AK Steel Holding Corp	98,138
39,322		Alcoa, Inc	1,180,053
4,380		Allegheny Technologies, Inc	397,178
1,885		Belden CDT, Inc	73,685
823	*	Brush Engineered Materials, Inc	27,793
1,059		Carpenter Technology Corp	108,569
1,052	*	Century Aluminum Co	46,972
2,480		Chaparral Steel Co	109,790
2,318	*	CommScope, Inc	70,653
70,147	*	Corning, Inc	1,312,450
1,324		Encore Wire Corp	29,141
2,228	*	General Cable Corp	97,386
1,035		Gibraltar Industries, Inc	24,333
2,600		Hubbell, Inc (Class B)	117,546
1,797	*	Lone Star Technologies, Inc	86,993
1,230		Matthews International Corp (Class A)	48,401
1,588		Mueller Industries, Inc	50,340
13,712		Nucor Corp	749,498
341		Olympic Steel, Inc	7,580
1,531	*	Oregon Steel Mills, Inc	95,550
5,949		Precision Castparts Corp	465,688
1,470		Quanex Corp	50,847
1,299	*	RTI International Metals, Inc	101,608
889		Schnitzer Steel Industries, Inc (Class A)	35,293
4,444		Steel Dynamics, Inc	144,208
416		Steel Technologies, Inc	7,301
833	*	Superior Essex, Inc	27,697
960		Texas Industries, Inc	61,661
3,684	*	Titanium Metals Corp	108,715
1,244		Tredegar Corp	28,127
5,546		United States Steel Corp	405,634
601	*	Wheeling-Pittsburgh Corp	11,257
2,853		Worthington Industries, Inc	50,555
		TOTAL PRIMARY METAL INDUSTRIES	6,230,640

PRINTING AND PUBLISHING - 0.64%
1,883	*	ACCO Brands Corp	49,843
2,454		American Greetings Corp (Class A)	58,577
1,124		Banta Corp	40,914
3,644		Belo (A.H.) Corp (Class A)	66,940
1,610		Bowne & Co, Inc	25,663
468	*	Consolidated Graphics, Inc	27,645
401		Courier Corp	15,627
347		CSS Industries, Inc	12,273
2,456		Dow Jones & Co, Inc	93,328
2,830	*	Dun & Bradstreet Corp	234,296
1,046		Ennis, Inc	25,585
3,941		EW Scripps Co (Class A)	196,814
10,892		Gannett Co, Inc	658,530
1,340		GateHouse Media, Inc	24,870
3,146		Harte-Hanks, Inc	87,176
1,187		John H Harland Co	59,587
2,248		John Wiley & Sons, Inc (Class A)	86,481

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,810		Journal Communications, Inc (Class A)	$22,824
1,302		Journal Register Co	9,505
1,820		Lee Enterprises, Inc	56,529
867		Martha Stewart Living Omnimedia, Inc (Class A)	18,987
2,544		McClatchy Co (Class A)	110,155
16,152		McGraw-Hill Cos, Inc	1,098,659
823		Media General, Inc (Class A)	30,591
1,705		Meredith Corp	96,077
5,552		New York Times Co (Class A)	135,247
975	*	Playboy Enterprises, Inc (Class B)	11,174
1,422	*	Presstek, Inc	9,044
5,941	*	Primedia, Inc	10,040
2,833		R.H. Donnelley Corp	177,714
9,489		R.R. Donnelley & Sons Co	337,239
4,012		Reader's Digest Association, Inc	67,000
630		Schawk, Inc	12,310
1,345	*	Scholastic Corp	48,205
760		Standard Register Co	9,120
3,143	*	Sun-Times Media Group, Inc (Class A)	15,432
8,384		Tribune Co	258,060
2,239	*	Valassis Communications, Inc	32,466
272		Washington Post Co (Class B)	202,803
		TOTAL PRINTING AND PUBLISHING	4,533,330

RAILROAD TRANSPORTATION - 0.59%
16,532		Burlington Northern Santa Fe Corp	1,220,227
19,346		CSX Corp	666,083
1,483		Florida East Coast Industries	88,387
1,632	*	Genesee & Wyoming, Inc (Class A)	42,824
3,918	*	Kansas City Southern Industries, Inc	113,544
18,347		Norfolk Southern Corp	922,671
12,267		Union Pacific Corp	1,128,809
		TOTAL RAILROAD TRANSPORTATION	4,182,545

REAL ESTATE - 0.12%
297		California Coastal Communities, Inc	6,371
8,403	*	CB Richard Ellis Group, Inc (Class A)	278,980
255		Consolidated-Tomoka Land Co	18,462
3,162		Forest City Enterprises, Inc (Class A)	184,661
2,200	*	Housevalues, Inc	12,386
1,487		Jones Lang LaSalle, Inc	137,057
254		Orleans Homebuilders, Inc	4,775
3,154		St. Joe Co	168,960
4,149		Stewart Enterprises, Inc (Class A)	25,931
		TOTAL REAL ESTATE	837,583

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.17%
299	*	AEP Industries, Inc	15,940
2,282		Cooper Tire & Rubber Co	32,633
387	*	Deckers Outdoor Corp	23,201
8,746	*	Goodyear Tire & Rubber Co	183,579
2,011	*	Jarden Corp	69,963
11,881		Newell Rubbermaid, Inc	343,955
439		PW Eagle, Inc	15,146
1,206		Schulman (A.), Inc	26,834
3,452		Sealed Air Corp	224,104
618	*	Skechers U.S.A., Inc (Class A)	20,586

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,940		Spartech Corp	$50,867
488		Titan International, Inc	9,833
479	*	Trex Co, Inc	10,964
3,355		Tupperware Corp	75,857
1,354		West Pharmaceutical Services, Inc	69,365
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,172,827

SECURITY AND COMMODITY BROKERS - 3.15%
3,493		A.G. Edwards, Inc	221,072
9,790		Ameriprise Financial, Inc	533,555
5,339		Bear Stearns Cos, Inc	869,082
990		BlackRock, Inc	150,381
1,050		Calamos Asset Management, Inc (Class A)	28,172
2,397	*	Cbot Holdings, Inc (Class A)	363,074
46,185		Charles Schwab Corp	893,237
1,543		Chicago Mercantile Exchange Holdings, Inc	786,544
551		Cohen & Steers, Inc	22,134
18,332	*	E*Trade Financial Corp	411,003
5,400		Eaton Vance Corp	178,254
4,508		Federated Investors, Inc (Class B)	152,280
7,720		Franklin Resources, Inc	850,512
290		GAMCO Investors, Inc (Class A)	11,153
491	*	GFI Group, Inc	30,570
17,124		Goldman Sachs Group, Inc	3,413,669
731		Greenhill & Co, Inc	53,948
2,090	*	IntercontinentalExchange, Inc	225,511
1,586		International Securities Exchange, Inc	74,209
1,798	*	Investment Technology Group, Inc	77,098
8,632		Janus Capital Group, Inc	186,365
4,925		Jefferies Group, Inc	132,089
4,728	*	Knight Capital Group, Inc (Class A)	90,636
2,582	*	LaBranche & Co, Inc	25,381
5,760		Legg Mason, Inc	547,488
24,027		Lehman Brothers Holdings, Inc	1,876,989
824	*	MarketAxess Holdings, Inc	11,182
41,401		Merrill Lynch & Co, Inc	3,854,433
48,126		Morgan Stanley	3,918,900
589	*	Morningstar, Inc	26,534
3,918	*	Nasdaq Stock Market, Inc	120,635
3,768		Nuveen Investments, Inc (Class A)	195,484
270	*	Nymex Holdings, Inc	33,483
7,017	*	NYSE Group, Inc	682,052
671		optionsXpress Holdings, Inc	15,225
904	*	Piper Jaffray Cos	58,896
4,364		Raymond James Financial, Inc	132,273
446		Sanders Morris Harris Group, Inc	5,695
2,712		SEI Investments Co	161,527
494	*	Stifel Financial Corp	19,380
537		SWS Group, Inc	19,171
11,950		T Rowe Price Group, Inc	523,052
13,161		TD Ameritrade Holding Corp	212,945
39		Value Line, Inc	1,773
3,524		Waddell & Reed Financial, Inc (Class A)	96,417
		TOTAL SECURITY AND COMMODITY BROKERS	22,293,463

SOCIAL SERVICES - 0.01%
1,428	*	Bright Horizons Family Solutions, Inc	55,206

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
900	*	Capital Senior Living Corp	$9,576
350	*	Providence Service Corp	8,796
1,454	*	Res-Care, Inc	26,390
		TOTAL SOCIAL SERVICES	99,968

SPECIAL TRADE CONTRACTORS - 0.05%
136		Alico, Inc	6,886
1,090		Chemed Corp	40,308
1,912		Comfort Systems USA, Inc	24,168
1,924	*	Dycom Industries, Inc	40,635
1,394	*	EMCOR Group, Inc	79,249
1,130	*	Insituform Technologies, Inc (Class A)	29,222
636	*	Integrated Electrical Services, Inc	11,314
543	*	Layne Christensen Co	17,827
4,630	*	Quanta Services, Inc	91,072
		TOTAL SPECIAL TRADE CONTRACTORS	340,681

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
1,309		Apogee Enterprises, Inc	25,277
940	*	Cabot Microelectronics Corp	31,937
899		CARBO Ceramics, Inc	33,596
2,106		Eagle Materials, Inc	91,042
6,410		Gentex Corp	99,740
6,374	*	Owens-Illinois, Inc	117,600
1,387	*	US Concrete, Inc	9,875
3,222	*	USG Corp	176,566
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	585,633

TEXTILE MILL PRODUCTS - 0.01%
678		Oxford Industries, Inc	33,663
517		Xerium Technologies, Inc	5,061
		TOTAL TEXTILE MILL PRODUCTS	38,724

TOBACCO PRODUCTS - 1.32%
93,868		Altria Group, Inc	8,055,752
4,178		Loews Corp (Carolina Group)	270,400
7,954		Reynolds American, Inc	520,748
1,216		Universal Corp	59,596
7,112		UST, Inc	413,918
1,854		Vector Group Ltd	32,909
		TOTAL TOBACCO PRODUCTS	9,353,323

TRANSPORTATION BY AIR - 0.48%
2,186	*	ABX Air, Inc	15,149
437	*	Air Methods Corp	12,201
3,537	*	Airtran Holdings, Inc	41,524
1,658	*	Alaska Air Group, Inc	65,491
9,465	*	AMR Corp	286,127
832	*	Atlas Air Worldwide Holdings, Inc	37,024
881	*	Bristow Group, Inc	31,795
4,343	*	Continental Airlines, Inc (Class B)	179,149
1,610	*	EGL, Inc	47,946
3,462	*	ExpressJet Holdings, Inc	28,042
13,733		FedEx Corp	1,491,786
1,444	*	Frontier Airlines Holdings, Inc	10,686
7,198	*	JetBlue Airways Corp	102,212
1,553	*	Mesa Air Group, Inc	13,309

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
569	*	PHI, Inc	$18,623
2,023	*	Republic Airways Holdings, Inc	33,946
2,495		Skywest, Inc	63,647
35,589		Southwest Airlines Co	545,223
5,268	*	UAL Corp	231,792
2,527	*	US Airways Group, Inc	136,079
		TOTAL TRANSPORTATION BY AIR	3,391,751

TRANSPORTATION EQUIPMENT - 2.54%
853		A.O. Smith Corp	32,039
1,823	*	AAR Corp	53,213
1,400	*	Accuride Corp	15,764
1,251	*	Aftermarket Technology Corp	26,621
2,166		American Axle & Manufacturing Holdings, Inc	41,132
440		American Railcar Industries, Inc	14,978
683		Arctic Cat, Inc	12,014
2,809		ArvinMeritor, Inc	51,208
3,475		Autoliv, Inc	209,543
3,859	*	BE Aerospace, Inc	99,099
35,754		Boeing Co	3,176,385
4,049		Brunswick Corp	129,163
2,808		Clarcor, Inc	94,938
606	*	Comtech Group, Inc	11,023
2,052		Federal Signal Corp	32,914
3,267	*	Fleetwood Enterprises, Inc	25,842
79,960	*	Ford Motor Co	600,507
572		Freightcar America, Inc	31,717
1,567	*	Fuel Systems Solutions, Inc	34,599
3,162	*	GenCorp, Inc	44,331
17,796		General Dynamics Corp	1,323,133
20,624		General Motors Corp	633,569
426	*	GenTek, Inc	14,735
8,104		Genuine Parts Co	384,373
5,449		Goodrich Corp	248,202
560		Greenbrier Cos, Inc	16,800
1,019		Group 1 Automotive, Inc	52,703
11,956		Harley-Davidson, Inc	842,539
2,076		Harsco Corp	157,984
755		Heico Corp	29,317
8,456		ITT Industries, Inc	480,470
1,050	*	K&F Industries Holdings, Inc	23,846
930		Kaman Corp	20,823
16,161		Lockheed Martin Corp	1,487,943
385	*	Miller Industries, Inc	9,240
1,116		Monaco Coach Corp	15,803
2,560	*	Navistar International Corp	85,581
522		Noble International Ltd	10,466
15,633		Northrop Grumman Corp	1,058,354
2,650	*	Orbital Sciences Corp	48,866
3,104		Oshkosh Truck Corp	150,296
11,079		Paccar, Inc	719,027
6,277	*	Pactiv Corp	224,026
1,859		Polaris Industries, Inc	87,057
19,849		Raytheon Co	1,048,027
317	*	Sequa Corp (Class A)	36,474
3,000	*	Spirit Aerosystems Holdings, Inc (Class A)	100,410
955		Superior Industries International, Inc	18,403

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,104	*	Tenneco, Inc	$52,011
5,709		Textron, Inc	535,333
1,473		Thor Industries, Inc	64,797
1,395	*	TransDigm Group, Inc	36,981
3,275		Trinity Industries, Inc	115,280
837		Triumph Group, Inc	43,884
1,973	*	TRW Automotive Holdings Corp	51,042
45,351		United Technologies Corp	2,835,345
6,104	*	Visteon Corp	51,762
1,163		Wabash National Corp	17,561
2,024		Westinghouse Air Brake Technologies Corp	61,489
1,627		Winnebago Industries, Inc	53,545
		TOTAL TRANSPORTATION EQUIPMENT	17,984,527

TRANSPORTATION SERVICES - 0.19%
857		Ambassadors Group, Inc	26,010
287		Ambassadors International, Inc	13,093
7,670		CH Robinson Worldwide, Inc	313,626
448	*	Dynamex, Inc	10,465
9,590		Expeditors International Washington, Inc	388,395
1,864		GATX Corp	80,767
4,480	*	Hertz Global Holdings, Inc	77,907
1,496	*	HUB Group, Inc (Class A)	41,215
3,690	*	Lear Corp	108,966
1,558		Pacer International, Inc	46,382
1,597	*	RailAmerica, Inc	25,680
5,609		Sabre Holdings Corp (Class A)	178,903
		TOTAL TRANSPORTATION SERVICES	1,311,409

TRUCKING AND WAREHOUSING - 0.41%
1,183		Arkansas Best Corp	42,588
956	*	Celadon Group, Inc	16,013
2,097		Con-way, Inc	92,352
1,489		Forward Air Corp	43,077
2,486		Heartland Express, Inc	37,340
4,746		J.B. Hunt Transport Services, Inc	98,574
2,528		Landstar System, Inc	96,519
483	*	Marten Transport Ltd	8,853
1,568	*	Old Dominion Freight Line	37,742
181	*	P.A.M. Transportation Services, Inc	3,986
1,300	*	Quality Distribution, Inc	17,316
725	*	Saia, Inc	16,827
2,290	*	SIRVA, Inc	7,969
2,212	*	Swift Transportation Co, Inc	58,109
947	*	U.S. Xpress Enterprises, Inc (Class A)	15,597
29,056		United Parcel Service, Inc (Class B)	2,178,619
243	*	Universal Truckload Services, Inc	5,771
620	*	USA Truck, Inc	9,951
2,025		Werner Enterprises, Inc	35,397
2,784	*	YRC Worldwide, Inc	105,040
		TOTAL TRUCKING AND WAREHOUSING	2,927,640

WATER TRANSPORTATION - 0.06%
1,934		Alexander & Baldwin, Inc	85,754
1,282	*	American Commercial Lines, Inc	83,984
684	*	Gulfmark Offshore, Inc	25,588
1,400		Horizon Lines, Inc (Class A)	37,744

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,460	*	Hornbeck Offshore Services, Inc	$52,122
2,178	*	Kirby Corp	74,335
1,293		Overseas Shipholding Group, Inc	72,796
		TOTAL WATER TRANSPORTATION	432,323

WHOLESALE TRADE-DURABLE GOODS - 0.36%
3,836		Adesa, Inc	106,449
1,200		Agilysys, Inc	20,088
1,776		Applied Industrial Technologies, Inc	46,727
5,073	*	Arrow Electronics, Inc	160,053
1,565		Barnes Group, Inc	34,039
1,810	*	Beacon Roofing Supply, Inc	34,064
501		BlueLinx Holdings, Inc	5,210
2,810		BorgWarner, Inc	165,846
1,324		Building Material Holding Corp	32,690
590		Castle (A.M.) & Co	15,016
931	*	Conceptus, Inc	19,821
4,781	*	Cytyc Corp	135,302
984	*	Digi International, Inc	13,569
1,178	*	Drew Industries, Inc	30,640
1,731	*	Genesis Microchip, Inc	17,552
1,040	*	Houston Wire & Cable Co	21,736
4,695		IKON Office Solutions, Inc	76,857
6,456	*	Ingram Micro, Inc (Class A)	131,767
1,949	*	Insight Enterprises, Inc	36,778
1,134	*	Interline Brands, Inc	25,481
655	*	Keystone Automotive Industries, Inc	22,263
2,457		Knight Transportation, Inc	41,892
177		Lawson Products, Inc	8,123
1,867	*	LKQ Corp	42,922
1,952		Martin Marietta Materials, Inc	202,832
1,033	*	Merge Technologies, Inc	6,776
440	*	MWI Veterinary Supply, Inc	14,212
1,638		Owens & Minor, Inc	51,220
6,240	*	Patterson Cos, Inc	221,582
1,947		PEP Boys-Manny Moe & Jack	28,932
2,701		Pool Corp	105,798
2,786	*	PSS World Medical, Inc	54,411
2,704		Reliance Steel & Aluminum Co	106,484
1,300		Ryerson Tull, Inc	32,617
2,647	*	Tech Data Corp	100,242
1,838	*	Tyler Technologies, Inc	25,842
3,573		W.W. Grainger, Inc	249,896
2,007	*	WESCO International, Inc	118,032
304	*	West Marine, Inc	5,250
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,569,011

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
2,813		Airgas, Inc	113,983
1,844	*	Akorn, Inc	11,525
3,159	*	Alliance One International, Inc	22,303
1,944	*	Allscripts Healthcare Solutions, Inc	52,469
514		Andersons, Inc	21,788
830	*	Bare Escentuals, Inc	25,788
2,755		Brown-Forman Corp (Class B)	182,491
18,923		Cardinal Health, Inc	1,219,273
1,536	*	Central European Distribution Corp	45,619

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
411	*	Core-Mark Holding Co, Inc	$13,748
6,196	*	Dean Foods Co	261,967
6,425	*	Endo Pharmaceuticals Holdings, Inc	177,202
164	*	Green Mountain Coffee Roasters, Inc	8,074
1,915	*	Hain Celestial Group, Inc	59,767
4,038	*	Henry Schein, Inc	197,781
6,332	*	Idearc, Inc	181,412
369		Kenneth Cole Productions, Inc (Class A)	8,852
1,029		K-Swiss, Inc (Class A)	31,631
136	*	Maui Land & Pineapple Co, Inc	4,613
2,393		Men's Wearhouse, Inc	91,556
1,155		Myers Industries, Inc	18,087
485		Nash Finch Co	13,241
8,334		Nike, Inc (Class B)	825,316
2,249		Nu Skin Enterprises, Inc (Class A)	40,999
650	*	Nuco2, Inc	15,984
215	*	Perry Ellis International, Inc	8,815
20,238		Safeway, Inc	699,425
1,103	*	School Specialty, Inc	41,351
597	*	Smart & Final, Inc	11,283
983	*	Source Interlink Cos, Inc	8,021
786		Spartan Stores, Inc	16,451
1,605		Stride Rite Corp	24,203
28,200		Sysco Corp	1,036,593
5,477	*	Terra Industries, Inc	65,614
1,489	*	Tractor Supply Co	66,573
1,745	*	United Natural Foods, Inc	62,680
1,425	*	United Stationers, Inc	66,533
356		Valhi, Inc	9,249
1,120	*	Volcom, Inc	33,118
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,795,378

		TOTAL COMMON STOCKS	707,652,108
		(Cost $504,694,181)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.93%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.93%
$ 6,580,000		Federal Home Loan Bank (FHLB) 4.800%, 01/02/07	6,576,454
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	6,576,454
		TOTAL SHORT-TERM INVESTMENTS	6,576,454
		(Cost $6,579,123)

		TOTAL PORTFOLIO - 101.05%	714,228,562
		(Cost $511,273,304)

		OTHER ASSETS & LIABILITIES, NET - (1.05)%	(7,451,999)

		NET ASSETS - 100.00%	$706,776,563

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

*	Non-income producing
**	Percentage is less than .01%
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $245,586.
v	Security valued at fair value

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST	VALUE
Maguire Properties, Inc	6/25/2004	$44,647	$69,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S & P 500 INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.46%

AMUSEMENT AND RECREATION SERVICES - 0.11%
13,125		Harrah's Entertainment, Inc	$1,085,700
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,085,700

APPAREL AND ACCESSORY STORES - 0.41%
37,737		Gap, Inc	735,872
24,115	*	Kohl's Corp	1,650,189
24,470		Limited Brands, Inc	708,162
16,213		Nordstrom, Inc	799,949
		TOTAL APPAREL AND ACCESSORY STORES	3,894,172

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
8,603		Jones Apparel Group, Inc	287,598
7,426		Liz Claiborne, Inc	322,734
6,673		VF Corp	547,720
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,158,052

AUTO REPAIR, SERVICES AND PARKING - 0.03%
5,110		Ryder System, Inc	260,917
		TOTAL AUTO REPAIR, SERVICES AND PARKING	260,917

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
12,820	*	Autonation, Inc	273,322
3,668	*	Autozone, Inc	423,874
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	697,196

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.05%
150,349		Home Depot, Inc	6,038,016
112,118		Lowe's Cos, Inc	3,492,476
7,785		Sherwin-Williams Co	494,970
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,025,462

BUSINESS SERVICES - 6.24%
41,763	*	Adobe Systems, Inc	1,717,295
8,392	*	Affiliated Computer Services, Inc (Class A)	409,865
16,534	*	Autodesk, Inc	668,966
40,099		Automatic Data Processing, Inc	1,974,876
14,494	*	BMC Software, Inc	466,707
31,368		CA, Inc	710,485
13,121	*	Citrix Systems, Inc	354,923
10,300	*	Cognizant Technology Solutions Corp (Class A)	794,748
12,206	*	Computer Sciences Corp	651,434
26,698	*	Compuware Corp	222,394
9,706	*	Convergys Corp	230,809
86,483	*	eBay, Inc	2,600,544

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
23,009	*	Electronic Arts, Inc	$1,158,733
38,050		Electronic Data Systems Corp	1,048,278
8,805		Equifax, Inc	357,483
12,800		Fidelity National Information Services, Inc	513,152
57,023		First Data Corp	1,455,227
12,574	*	Fiserv, Inc	659,129
15,666	*	Google, Inc (Class A)	7,213,880
14,317		IMS Health, Inc	393,431
30,101	*	Interpublic Group of Cos, Inc	368,436
26,464	*	Intuit, Inc	807,417
40,623	*	Juniper Networks, Inc	769,400
633,158		Microsoft Corp	18,906,098
9,992	*	Monster Worldwide, Inc	466,027
12,684	*	NCR Corp	542,368
23,050	*	Novell, Inc	142,910
12,832		Omnicom Group, Inc	1,341,457
292,237	*	Oracle Corp	5,008,942
11,985		Robert Half International, Inc	444,883
262,092	*	Sun Microsystems, Inc	1,420,539
68,815	*	Symantec Corp	1,434,793
23,243	*	Unisys Corp	182,225
17,692	*	VeriSign, Inc	425,493
40,161		Waste Management, Inc	1,476,720
89,940	*	Yahoo!, Inc	2,297,068
		TOTAL BUSINESS SERVICES	59,637,135

CHEMICALS AND ALLIED PRODUCTS - 9.28%
111,234		Abbott Laboratories	5,418,208
15,753		Air Products & Chemicals, Inc	1,107,121
85,237	*	Amgen, Inc	5,822,539
6,774		Avery Dennison Corp	460,158
31,736		Avon Products, Inc	1,048,557
7,537	*	Barr Pharmaceuticals, Inc	377,754
25,779	*	Biogen Idec, Inc	1,268,069
144,169		Bristol-Myers Squibb Co	3,794,528
10,864		Clorox Co	696,926
38,405		Colgate-Palmolive Co	2,505,542
70,923		Dow Chemical Co	2,832,665
67,173		Du Pont (E.I.) de Nemours & Co	3,271,997
6,416		Eastman Chemical Co	380,533
12,950		Ecolab, Inc	585,340
71,665		Eli Lilly & Co	3,733,747
9,127		Estee Lauder Cos (Class A)	372,564
24,036	*	Forest Laboratories, Inc	1,216,222
19,592	*	Genzyme Corp	1,206,475
33,072	*	Gilead Sciences, Inc	2,147,365
7,858	*	Hercules, Inc	151,738
11,176	*	Hospira, Inc	375,290
6,923		International Flavors & Fragrances, Inc	340,335
16,691	*	King Pharmaceuticals, Inc	265,721
17,803	*	Medimmune, Inc	576,283
158,491		Merck & Co, Inc	6,910,208
39,517		Monsanto Co	2,075,828
14,476		Mylan Laboratories, Inc	288,941

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
531,047		Pfizer, Inc	$13,754,117
11,728		PPG Industries, Inc	753,055
24,021		Praxair, Inc	1,425,166
231,214		Procter & Gamble Co	14,860,124
9,972		Rohm & Haas Co	509,769
107,948		Schering-Plough Corp	2,551,891
5,000		Sigma-Aldrich Corp	388,600
6,903	*	Watson Pharmaceuticals, Inc	179,685
98,037		Wyeth	4,992,044
		TOTAL CHEMICALS AND ALLIED PRODUCTS	88,645,105

COAL MINING - 0.13%
13,235		Consol Energy, Inc	425,241
19,900		Peabody Energy Corp	804,159
		TOTAL COAL MINING	1,229,400

COMMUNICATIONS - 4.78%
28,762		Alltel Corp	1,739,526
282,130		AT&T, Inc	10,086,148
32,508	*	Avaya, Inc	454,462
132,926		BellSouth Corp	6,262,144
9,191		CenturyTel, Inc	401,279
22,370		Citizens Communications Co	321,457
37,081		Clear Channel Communications, Inc	1,317,859
151,554	*	Comcast Corp (Class A)	6,415,281
53,000	*	DIRECTV Group, Inc	1,321,820
10,811		Embarq Corp	568,226
15,000	*	IAC/InterActiveCorp	557,400
118,237	*	Qwest Communications International, Inc	989,644
213,024		Sprint Nextel Corp	4,024,023
17,766	*	Univision Communications, Inc (Class A)	629,272
213,734		Verizon Communications, Inc	7,959,454
51,691	*	Viacom, Inc (Class B)	2,120,882
33,703		Windstream Corp	479,257
		TOTAL COMMUNICATIONS	45,648,134

DEPOSITORY INSTITUTIONS - 10.44%
329,647		Bank of America Corp	17,599,853
55,647		Bank of New York Co, Inc	2,190,822
40,209		BB&T Corp	1,766,381
360,032		Citigroup, Inc	20,053,782
12,104		Comerica, Inc	710,263
13,235		Commerce Bancorp, Inc	466,798
9,118		Compass Bancshares, Inc	543,889
40,764		Fifth Third Bancorp	1,668,471
8,823		First Horizon National Corp	368,625
17,297		Huntington Bancshares, Inc	410,804
252,866		JPMorgan Chase & Co	12,213,428
30,592		Keycorp	1,163,414
6,106		M&T Bank Corp	745,909
18,786		Marshall & Ilsley Corp	903,794
30,650		Mellon Financial Corp	1,291,898
44,826		National City Corp	1,638,839
13,253		Northern Trust Corp	804,325

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
21,817		PNC Financial Services Group, Inc	$1,615,331
53,063		Regions Financial Corp	1,984,556
25,872		Sovereign Bancorp, Inc	656,890
23,427		State Street Corp	1,579,917
26,423		SunTrust Banks, Inc	2,231,422
22,949		Synovus Financial Corp	707,518
129,427		US Bancorp	4,683,963
139,461		Wachovia Corp	7,942,304
71,078		Washington Mutual, Inc	3,233,338
245,217		Wells Fargo & Co	8,719,917
57,423		Western Union Co	1,287,424
7,619		Zions Bancorporation	628,110
		TOTAL DEPOSITORY INSTITUTIONS	99,811,985

EATING AND DRINKING PLACES - 0.81%
11,369		Darden Restaurants, Inc	456,693
89,127		McDonald's Corp	3,951,000
55,055	*	Starbucks Corp	1,950,048
8,327		Wendy's International, Inc	275,540
19,227		Yum! Brands, Inc	1,130,548
		TOTAL EATING AND DRINKING PLACES	7,763,829

EDUCATIONAL SERVICES - 0.05%
11,780	*	Apollo Group, Inc (Class A)	459,067
		TOTAL EDUCATIONAL SERVICES	459,067

ELECTRIC, GAS, AND SANITARY SERVICES - 3.77%
49,927	*	AES Corp	1,100,391
12,546	*	Allegheny Energy, Inc	575,987
18,713	*	Allied Waste Industries, Inc	229,983
15,533		Ameren Corp	834,588
27,912		American Electric Power Co, Inc	1,188,493
21,378		Centerpoint Energy, Inc	354,447
15,165	*	CMS Energy Corp	253,256
19,192		Consolidated Edison, Inc	922,559
12,700		Constellation Energy Group, Inc	874,649
26,395		Dominion Resources, Inc	2,212,957
13,501		DTE Energy Co	653,583
91,330		Duke Energy Corp	3,033,069
32,958	*	Dynegy, Inc (Class A)	238,616
23,096		Edison International	1,050,406
49,290		El Paso Corp	753,151
15,579		Entergy Corp	1,438,253
48,715		Exelon Corp	3,014,971
24,462		FirstEnergy Corp	1,475,059
28,684		FPL Group, Inc	1,560,983
13,437		KeySpan Corp	553,336
8,228		Kinder Morgan, Inc	870,111
3,070		Nicor, Inc	143,676
19,439		NiSource, Inc	468,480
2,638		Peoples Energy Corp	117,576
24,686		PG&E Corp	1,168,388
7,362		Pinnacle West Capital Corp	373,180
27,039		PPL Corp	969,078

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
19,441		Progress Energy, Inc	$954,164
17,858		Public Service Enterprise Group, Inc	1,185,414
5,700		Questar Corp	473,385
19,590		Sempra Energy	1,097,824
53,848		Southern Co	1,984,837
14,439		TECO Energy, Inc	248,784
33,610		TXU Corp	1,821,998
43,433		Williams Cos, Inc	1,134,470
28,795		Xcel Energy, Inc	664,013
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	35,994,115

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.92%
8,196	*	ADC Telecommunications, Inc	119,088
40,439	*	Advanced Micro Devices, Inc	822,934
28,097	*	Altera Corp	552,949
13,199		American Power Conversion Corp	403,757
24,889		Analog Devices, Inc	818,101
61,961	*	Apple Computer, Inc	5,256,771
35,480	*	Broadcom Corp (Class A)	1,146,359
6,658	*	Ciena Corp	184,493
444,618	*	Cisco Systems, Inc	12,151,410
13,901	*	Comverse Technology, Inc	293,450
6,480		Cooper Industries Ltd (Class A)	585,986
59,300		Emerson Electric Co	2,614,537
4,724		Harman International Industries, Inc	471,975
59,639		Honeywell International, Inc	2,698,068
420,127		Intel Corp	8,507,572
15,704	*	JDS Uniphase Corp	261,629
8,667		L-3 Communications Holdings, Inc	708,787
21,155		Linear Technology Corp	641,420
34,144	*	LSI Logic Corp	307,296
22,752		Maxim Integrated Products, Inc	696,666
51,817	*	Micron Technology, Inc	723,365
9,993		Molex, Inc	316,079
178,640		Motorola, Inc	3,672,838
21,222		National Semiconductor Corp	481,739
28,182	*	Network Appliance, Inc	1,106,989
8,732	*	Novellus Systems, Inc	300,555
26,129	*	Nvidia Corp	967,034
15,863	*	PMC - Sierra, Inc	106,441
10,880	*	QLogic Corp	238,490
120,375		Qualcomm, Inc	4,548,971
9,366		RadioShack Corp	157,161
38,877	*	Sanmina-SCI Corp	134,126
31,662	*	Tellabs, Inc	324,852
111,669		Texas Instruments, Inc	3,216,067
5,497		Whirlpool Corp	456,361
23,873		Xilinx, Inc	568,416
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	56,562,732

ENGINEERING AND MANAGEMENT SERVICES - 0.50%
27,439	*	Celgene Corp	1,578,566
6,131		Fluor Corp	500,596
17,049		Moody's Corp	1,177,404

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
23,997		Paychex, Inc	$948,841
11,737		Quest Diagnostics, Inc	622,061
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,827,468

FABRICATED METAL PRODUCTS - 0.20%
7,169		Ball Corp	312,568
31,260		Illinois Tool Works, Inc	1,443,899
4,026		Snap-On, Inc	191,799
		TOTAL FABRICATED METAL PRODUCTS	1,948,266

FOOD AND KINDRED PRODUCTS - 3.01%
55,964		Anheuser-Busch Cos, Inc	2,753,429
48,550		Archer Daniels Midland Co	1,551,658
16,323		Campbell Soup Co	634,801
148,384		Coca-Cola Co	7,159,528
19,751		Coca-Cola Enterprises, Inc	403,315
38,801		ConAgra Foods, Inc	1,047,627
14,990	*	Constellation Brands, Inc (Class A)	435,010
26,290		General Mills, Inc	1,514,304
24,337		H.J. Heinz Co	1,095,408
13,235		Hershey Co	659,103
19,257		Kellogg Co	964,005
11,257		McCormick & Co, Inc	434,070
3,392		Molson Coors Brewing Co (Class B)	259,284
9,908		Pepsi Bottling Group, Inc	306,256
120,018		PepsiCo, Inc	7,507,126
57,872		Sara Lee Corp	985,560
17,371		Tyson Foods, Inc (Class A)	285,753
15,459		Wrigley (Wm.) Jr Co	799,539
		TOTAL FOOD AND KINDRED PRODUCTS	28,795,776

FOOD STORES - 0.24%
54,520		Kroger Co	1,257,776
15,000		Supervalu, Inc	536,250
10,073		Whole Foods Market, Inc	472,726
		TOTAL FOOD STORES	2,266,752

FORESTRY - 0.13%
17,417		Weyerhaeuser Co	1,230,511
		TOTAL FORESTRY	1,230,511

FURNITURE AND FIXTURES - 0.24%
13,832		Johnson Controls, Inc	1,188,445
12,573		Leggett & Platt, Inc	300,495
28,271		Masco Corp	844,455
		TOTAL FURNITURE AND FIXTURES	2,333,395

FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
20,045	*	Bed Bath & Beyond, Inc	763,715
10,303		Circuit City Stores, Inc	195,551
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	959,266

GENERAL BUILDING CONTRACTORS - 0.24%
8,566		Centex Corp	482,009

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
19,806		DR Horton, Inc	$524,661
5,800		KB Home	297,424
9,531		Lennar Corp (Class A)	499,996
16,148		Pulte Homes, Inc	534,822
		TOTAL GENERAL BUILDING CONTRACTORS	2,338,912

GENERAL MERCHANDISE STORES - 1.92%
8,015	*	Big Lots, Inc	183,704
33,758		Costco Wholesale Corp	1,784,785
4,283		Dillard's, Inc (Class A)	149,777
25,979		Dollar General Corp	417,223
10,753		Family Dollar Stores, Inc	315,385
38,787		Federated Department Stores, Inc	1,478,948
16,259		JC Penney Co, Inc	1,257,796
62,541		Target Corp	3,567,964
33,188		TJX Cos, Inc	946,522
179,120		Wal-Mart Stores, Inc	8,271,762
		TOTAL GENERAL MERCHANDISE STORES	18,373,866

HEALTH SERVICES - 1.28%
14,963		AmerisourceBergen Corp	672,736
31,609		Caremark Rx, Inc	1,805,190
7,440		Cigna Corp	978,881
12,649	*	Coventry Health Care, Inc	633,082
10,037	*	Express Scripts, Inc	718,649
18,878		Health Management Associates, Inc (Class A)	398,515
8,925	*	Laboratory Corp of America Holdings	655,720
5,405		Manor Care, Inc	253,603
22,538		McKesson Corp	1,142,677
21,121	*	Medco Health Solutions, Inc	1,128,706
39,198	*	Tenet Healthcare Corp	273,210
45,109	*	WellPoint, Inc	3,549,627
		TOTAL HEALTH SERVICES	12,210,596

HOLDING AND OTHER INVESTMENT OFFICES - 3.03%
6,811		Apartment Investment & Management Co (Class A)	381,552
15,137		Archstone-Smith Trust	881,125
8,410		Boston Properties, Inc	940,911
25,137		Equity Office Properties Trust	1,210,849
20,652		Equity Residential	1,048,089
15,330		Kimco Realty Corp	689,084
14,565		Plum Creek Timber Co, Inc	580,415
17,325		Prologis	1,052,840
8,906		Public Storage, Inc	868,335
16,415	*	Realogy Corp	497,703
16,115		Simon Property Group, Inc	1,632,288
127,600		SPDR Trust Series 1	18,079,644
9,168		Vornado Realty Trust	1,113,912
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	28,976,747

HOTELS AND OTHER LODGING PLACES - 0.38%
28,602		Hilton Hotels Corp	998,210
24,392		Marriott International, Inc (Class A)	1,163,986
15,404		Starwood Hotels & Resorts Worldwide, Inc	962,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
14,639	*	Wyndham Worldwide Corp	$468,741
		TOTAL HOTELS AND OTHER LODGING PLACES	3,593,687

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.77%
54,886		3M Co	4,277,266
12,141		American Standard Cos, Inc	556,665
101,296		Applied Materials, Inc	1,868,911
5,331		Black & Decker Corp	426,320
47,870		Caterpillar, Inc	2,935,867
4,063		Cummins, Inc	480,165
16,840		Deere & Co	1,600,979
165,466	*	Dell, Inc	4,151,542
14,439		Dover Corp	707,800
10,588		Eaton Corp	795,582
162,095	*	EMC Corp	2,139,654
754,884		d General Electric Co	28,089,234
198,928		Hewlett-Packard Co	8,193,844
23,170		Ingersoll-Rand Co Ltd (Class A)	906,642
110,855		International Business Machines Corp	10,769,563
25,487		International Game Technology	1,177,499
13,079		Jabil Circuit, Inc	321,089
7,325	*	Lexmark International, Inc (Class A)	536,190
8,640		Pall Corp	298,512
8,483		Parker Hannifin Corp	652,173
12,426		Rockwell Automation, Inc	758,980
17,460	*	SanDisk Corp	751,304
14,797		Smith International, Inc	607,713
63,342	*	Solectron Corp	203,961
5,634		Stanley Works	283,334
17,463	*	Symbol Technologies, Inc	260,897
7,000	*	Terex Corp	452,060
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	74,203,746

INSTRUMENTS AND RELATED PRODUCTS - 4.11%
29,695	*	Agilent Technologies, Inc	1,034,871
11,363		Allergan, Inc	1,360,606
12,665		Applera Corp (Applied Biosystems Group)	464,679
8,069		Bard (C.R.), Inc	669,485
3,769		Bausch & Lomb, Inc	196,214
47,102		Baxter International, Inc	2,185,062
17,858		Becton Dickinson & Co	1,252,739
18,262		Biomet, Inc	753,673
84,782	*	Boston Scientific Corp	1,456,555
17,792		Danaher Corp	1,288,852
20,385		Eastman Kodak Co	525,933
213,000		Johnson & Johnson	14,062,260
14,090		Kla-Tencor Corp	700,978
83,712		Medtronic, Inc	4,479,429
3,677	*	Millipore Corp	244,888
8,603		PerkinElmer, Inc	191,245
15,726		Pitney Bowes, Inc	726,384
13,442		Rockwell Collins, Inc	850,744
25,504	*	St. Jude Medical, Inc	932,426
21,543		Stryker Corp	1,187,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
5,791		Tektronix, Inc	$168,923
15,441	*	Teradyne, Inc	230,997
28,952	*	Thermo Electron Corp	1,311,236
7,068	*	Waters Corp	346,120
71,347	*	Xerox Corp	1,209,332
18,297	*	Zimmer Holdings, Inc	1,434,119
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	39,264,985

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
22,563		AON Corp	797,376
23,125		Hartford Financial Services Group, Inc	2,157,794
41,305		Marsh & McLennan Cos, Inc	1,266,411
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,221,581

INSURANCE CARRIERS - 5.15%
24,305		ACE Ltd	1,472,154
39,768		Aetna, Inc	1,717,182
36,754		Aflac, Inc	1,690,684
46,584		Allstate Corp	3,033,084
7,803		Ambac Financial Group, Inc	695,013
189,228		American International Group, Inc	13,560,078
29,896		Chubb Corp	1,581,797
12,449		Cincinnati Financial Corp	564,064
32,204		Genworth Financial, Inc (Class A)	1,101,699
11,728	*	Humana, Inc	648,676
20,287		Lincoln National Corp	1,347,057
34,234		Loews Corp	1,419,684
9,825		MBIA, Inc	717,815
55,293		Metlife, Inc	3,262,840
6,030		MGIC Investment Corp	377,116
20,417		Principal Financial Group	1,198,478
57,803		Progressive Corp	1,399,989
35,788		Prudential Financial, Inc	3,072,758
7,775		Safeco Corp	486,326
49,829		St. Paul Travelers Cos, Inc	2,675,319
7,711		Torchmark Corp	491,653
98,083		UnitedHealth Group, Inc	5,270,000
23,914		UnumProvident Corp	496,933
12,702		XL Capital Ltd (Class A)	914,798
		TOTAL INSURANCE CARRIERS	49,195,197

LEATHER AND LEATHER PRODUCTS - 0.12%
26,846	*	Coach, Inc	1,153,304
		TOTAL LEATHER AND LEATHER PRODUCTS	1,153,304

METAL MINING - 0.42%
13,961		Freeport-McMoRan Copper & Gold, Inc (Class B)	778,047
32,857		Newmont Mining Corp	1,483,494
14,838		Phelps Dodge Corp	1,776,405
		TOTAL METAL MINING	4,037,946

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
11,589		Fortune Brands, Inc	989,585
11,866		Hasbro, Inc	323,349

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
26,800		Mattel, Inc	$607,288
146,785		Tyco International Ltd	4,462,264
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	6,382,486

MISCELLANEOUS RETAIL - 1.22%
24,087	*	Amazon.com, Inc	950,473
30,076		Best Buy Co, Inc	1,479,438
60,668		CVS Corp	1,875,248
20,082	*	Office Depot, Inc	766,530
5,258		OfficeMax, Inc	261,060
6,381	*	Sears Holdings Corp	1,071,561
54,264		Staples, Inc	1,448,849
9,687		Tiffany & Co	380,118
74,351		Walgreen Co	3,411,967
		TOTAL MISCELLANEOUS RETAIL	11,645,244

MOTION PICTURES - 1.79%
55,282		CBS Corp (Class B)	1,723,693
171,394		News Corp (Class A)	3,681,543
296,252		Time Warner, Inc	6,452,369
152,270		Walt Disney Co	5,218,293
		TOTAL MOTION PICTURES	17,075,898

NONDEPOSITORY INSTITUTIONS - 2.04%
88,489		American Express Co	5,368,628
29,969		Capital One Financial Corp	2,302,219
14,090		CIT Group, Inc	785,799
45,125		Countrywide Financial Corp	1,915,556
70,499		Fannie Mae	4,186,936
50,730		Freddie Mac	3,444,567
29,934		SLM Corp	1,459,881
		TOTAL NONDEPOSITORY INSTITUTIONS	19,463,586

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
6,995		Vulcan Materials Co	628,641
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	628,641

OIL AND GAS EXTRACTION - 2.00%
34,044		Anadarko Petroleum Corp	1,481,595
23,777		Baker Hughes, Inc	1,775,191
22,187		BJ Services Co	650,523
29,955		Chesapeake Energy Corp	870,193
75,588		Halliburton Co	2,347,007
24,121	*	Nabors Industries Ltd	718,323
12,417	*	National Oilwell Varco, Inc	759,672
9,623		Noble Corp	732,791
9,601		Rowan Cos, Inc	318,753
86,202		Schlumberger Ltd	5,444,518
21,337	*	Transocean, Inc	1,725,950
25,394	*	Weatherford International Ltd	1,061,215
27,186		XTO Energy, Inc	1,279,101
		TOTAL OIL AND GAS EXTRACTION	19,164,832

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.46%
9,361		Bemis Co	$318,087
32,066		International Paper Co	1,093,451
33,261		Kimberly-Clark Corp	2,260,085
12,491		MeadWestvaco Corp	375,479
7,601		Temple-Inland, Inc	349,874
		TOTAL PAPER AND ALLIED PRODUCTS	4,396,976

PERSONAL SERVICES - 0.10%
11,231		Cintas Corp	445,983
22,545		H&R Block, Inc	519,437
		TOTAL PERSONAL SERVICES	965,420

PETROLEUM AND COAL PRODUCTS - 7.15%
24,006		Apache Corp	1,596,639
4,890		Ashland, Inc	338,290
160,021		Chevron Corp	11,766,344
120,034		ConocoPhillips	8,636,446
31,921		Devon Energy Corp	2,141,261
17,233		EOG Resources, Inc	1,076,201
427,946		Exxon Mobil Corp	32,793,502
18,867		Hess Corp	935,237
26,592		Marathon Oil Corp	2,459,760
13,281		Murphy Oil Corp	675,339
62,563		Occidental Petroleum Corp	3,054,951
9,265		Sunoco, Inc	577,765
44,272		Valero Energy Corp	2,264,956
		TOTAL PETROLEUM AND COAL PRODUCTS	68,316,691

PRIMARY METAL INDUSTRIES - 0.69%
63,176		Alcoa, Inc	1,895,912
7,785		Allegheny Technologies, Inc	705,944
112,815	*	Corning, Inc	2,110,769
22,141		Nucor Corp	1,210,227
9,439		United States Steel Corp	690,368
		TOTAL PRIMARY METAL INDUSTRIES	6,613,220

PRINTING AND PUBLISHING - 0.49%
4,669		Dow Jones & Co, Inc	177,422
5,855		EW Scripps Co (Class A)	292,399
17,900		Gannett Co, Inc	1,082,234
26,062		McGraw-Hill Cos, Inc	1,772,737
2,886		Meredith Corp	162,626
9,963		New York Times Co (Class A)	242,699
15,395		R.R. Donnelley & Sons Co	547,138
13,642		Tribune Co	419,901
		TOTAL PRINTING AND PUBLISHING	4,697,156

RAILROAD TRANSPORTATION - 0.66%
26,129		Burlington Northern Santa Fe Corp	1,928,581
31,248		CSX Corp	1,075,869
30,800		Norfolk Southern Corp	1,548,932
19,632		Union Pacific Corp	1,806,537
		TOTAL RAILROAD TRANSPORTATION	6,359,919

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.05%
15,000	*	CB Richard Ellis Group, Inc (Class A)	$498,000
		TOTAL REAL ESTATE	498,000

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
15,404	*	Goodyear Tire & Rubber Co	323,330
19,687		Newell Rubbermaid, Inc	569,939
5,598		Sealed Air Corp	363,422
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,256,691

SECURITY AND COMMODITY BROKERS - 3.26%
17,306		Ameriprise Financial, Inc	943,177
8,983		Bear Stearns Cos, Inc	1,462,253
73,369		Charles Schwab Corp	1,418,956
2,574		Chicago Mercantile Exchange Holdings, Inc	1,312,097
30,311	*	E*Trade Financial Corp	679,573
6,416		Federated Investors, Inc (Class B)	216,732
12,474		Franklin Resources, Inc	1,374,261
31,381		Goldman Sachs Group, Inc	6,255,802
14,586		Janus Capital Group, Inc	314,912
10,009		Legg Mason, Inc	951,355
39,674		Lehman Brothers Holdings, Inc	3,099,333
64,507		Merrill Lynch & Co, Inc	6,005,602
78,033		Morgan Stanley	6,354,227
18,571		T Rowe Price Group, Inc	812,853
		TOTAL SECURITY AND COMMODITY BROKERS	31,201,133

TOBACCO PRODUCTS - 1.53%
152,417		Altria Group, Inc	13,080,427
12,261		Reynolds American, Inc	802,728
12,003		UST, Inc	698,575
		TOTAL TOBACCO PRODUCTS	14,581,730

TRANSPORTATION BY AIR - 0.35%
22,309		FedEx Corp	2,423,204
60,241		Southwest Airlines Co	922,892
		TOTAL TRANSPORTATION BY AIR	3,346,096

TRANSPORTATION EQUIPMENT - 2.70%
57,855		Boeing Co	5,139,838
6,563		Brunswick Corp	209,360
141,616	*	Ford Motor Co	1,063,536
29,319		General Dynamics Corp	2,179,868
42,471		General Motors Corp	1,304,709
11,884		Genuine Parts Co	563,658
9,853		Goodrich Corp	448,804
18,703		Harley-Davidson, Inc	1,318,000
13,042		ITT Industries, Inc	741,046
25,817		Lockheed Martin Corp	2,376,971
25,483		Northrop Grumman Corp	1,725,199
17,431		Paccar, Inc	1,131,272
9,761	*	Pactiv Corp	348,370
33,172		Raytheon Co	1,751,482
9,090		Textron, Inc	852,369

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
73,641		United Technologies Corp	$4,604,035
		TOTAL TRANSPORTATION EQUIPMENT	25,758,517

TRANSPORTATION SERVICES - 0.03%
9,191		Sabre Holdings Corp (Class A)	293,101
		TOTAL TRANSPORTATION SERVICES	293,101

TRUCKING AND WAREHOUSING - 0.62%
78,704		United Parcel Service, Inc (Class B)	5,901,226
		TOTAL TRUCKING AND WAREHOUSING	5,901,226

WATER TRANSPORTATION - 0.17%
33,015		Carnival Corp	1,619,386
		TOTAL WATER TRANSPORTATION	1,619,386

WHOLESALE TRADE-DURABLE GOODS - 0.08%
10,257	*	Patterson Cos, Inc	364,226
5,248		W.W. Grainger, Inc	367,045
		TOTAL WHOLESALE TRADE-DURABLE GOODS	731,271

WHOLESALE TRADE-NONDURABLE GOODS - 0.71%
5,855		Brown-Forman Corp (Class B)	387,834
29,273		Cardinal Health, Inc	1,886,058
9,614	*	Dean Foods Co	406,480
13,566		Nike, Inc (Class B)	1,343,440
32,857		Safeway, Inc	1,135,537
44,915		Sysco Corp	1,651,075
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,810,424

		TOTAL COMMON STOCKS
		(Cost $817,354,427)	950,512,646

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.84%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.84%
$ 7,980,000	d	Federal Home Loan Banks (FHLB) 4.800%, 01/02/07	7,975,700
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	7,975,700

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $7,978,936)	7,975,700

		TOTAL PORTFOLIO - 100.30%
		(Cost $825,333,363)	958,488,346
		OTHER ASSETS & LIABILITIES, NET - (0.30)%	(2,819,135)

		NET ASSETS - 100.00%	$955,669,211

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other
		requirements on open futures contracts.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
12/31/2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.05%
AMUSEMENT AND RECREATION SERVICES - 0.71%
3,181		Harrah's Entertainment, Inc	$263,132
1,749	*	Penn National Gaming, Inc	72,793
1,183		Warner Music Group Corp	27,150
		TOTAL AMUSEMENT AND RECREATION SERVICES	363,075

APPAREL AND ACCESSORY STORES - 2.30%
2,053		Abercrombie & Fitch Co (Class A)	142,950
4,038		American Eagle Outfitters, Inc	126,026
1,525	*	AnnTaylor Stores Corp	50,081
4,239	*	Chico's FAS, Inc	87,705
2,300		Claire's Stores, Inc	76,222
349		Foot Locker, Inc	7,654
1,090	*	Hanesbrands, Inc	25,746
7,960		Limited Brands, Inc	230,362
5,506		Nordstrom, Inc	271,666
3,344		Ross Stores, Inc	97,979
2,722	*	Urban Outfitters, Inc	62,688
		TOTAL APPAREL AND ACCESSORY STORES	1,179,079

APPAREL AND OTHER TEXTILE PRODUCTS - 0.22%
1,437		Polo Ralph Lauren Corp	111,597
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	111,597

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.97%
2,458		Advance Auto Parts	87,406
1,203	*	Autozone, Inc	139,019
2,476	*	Carmax, Inc	132,788
1,663	*	Copart, Inc	49,890
2,583	*	O'Reilly Automotive, Inc	82,811
200		United Auto Group, Inc	4,714
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	496,628

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.41%
2,941		Fastenal Co	105,523
1,615		Sherwin-Williams Co	102,682
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	208,205

BUSINESS SERVICES - 10.14%
6,340	*	Activision, Inc	109,302
1,761		Acxiom Corp	45,170
919	*	Affiliated Computer Services, Inc (Class A)	44,884
3,562	*	Akamai Technologies, Inc	189,213
1,892	*	Alliance Data Systems Corp	118,193
5,388	*	Autodesk, Inc	217,998
9,184	*	BEA Systems, Inc	115,535
4,965	*	BMC Software, Inc	159,873

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
846		Brink's Co	$54,076
1,575		CA, Inc	35,674
5,538	*	Cadence Design Systems, Inc	99,186
2,824	*	Ceridian Corp	79,016
1,469	*	Cerner Corp	66,840
1,984	*	Checkfree Corp	79,677
1,810	*	ChoicePoint, Inc	71,278
4,289	*	Citrix Systems, Inc	116,017
900	*	Clear Channel Outdoor Holdings, Inc (Class A)	25,119
3,274	*	Cognizant Technology Solutions Corp (Class A)	252,622
200	*	Convergys Corp	4,756
1,322	*	DST Systems, Inc	82,797
7,088	*	Electronic Arts, Inc	356,952
6,782		Electronic Data Systems Corp	186,844
3,862	*	Emdeon Corp	47,850
2,742		Equifax, Inc	111,325
500	*	Expedia, Inc	10,490
973	*	F5 Networks, Inc	72,206
925		Factset Research Systems, Inc	52,244
1,105		Fair Isaac Corp	44,918
422		Fidelity National Information Services, Inc	16,918
4,099	*	Fiserv, Inc	214,870
1,241	*	Getty Images, Inc	53,140
3,287		IMS Health, Inc	90,327
9,990	*	Interpublic Group of Cos, Inc	122,278
8,120	*	Intuit, Inc	247,741
2,694	*	Iron Mountain, Inc	111,370
7,098	*	Juniper Networks, Inc	134,436
1,099	*	Kinetic Concepts, Inc	43,465
1,950	*	Lamar Advertising Co (Class A)	127,511
1,759		Manpower, Inc	131,802
1,439		Mastercard, Inc (Class A)	141,727
3,394	*	McAfee, Inc	96,322
2,047		MoneyGram International, Inc	64,194
2,878	*	Monster Worldwide, Inc	134,230
2,251	*	NAVTEQ Corp	78,717
860	*	NCR Corp	36,774
4,314	*	Red Hat, Inc	99,222
3,521		Robert Half International, Inc	130,700
1,935	*	Salesforce.com, Inc	70,531
2,138		ServiceMaster Co	28,029
257	*	Synopsys, Inc	6,870
840		Total System Services, Inc	22,168
5,365	*	VeriSign, Inc	129,028
140	*	WebMD Health Corp (Class A)	5,603
		TOTAL BUSINESS SERVICES	5,188,028

CHEMICALS AND ALLIED PRODUCTS - 5.79%
620	*	Abraxis BioScience, Inc	16,951
620		Air Products & Chemicals, Inc	43,574
413		Alberto-Culver Co	8,859
2,218		Avery Dennison Corp	150,669
10,502		Avon Products, Inc	346,986
2,474	*	Barr Pharmaceuticals, Inc	123,997

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
648		Cabot Corp	$28,233
1,010		Celanese Corp (Series A)	26,139
1,454	*	Cephalon, Inc	102,376
428	*	Charles River Laboratories International, Inc	18,511
1,495		Church & Dwight Co, Inc	63,762
2,057		Dade Behring Holdings, Inc	81,889
4,208		Ecolab, Inc	190,202
2,896		Estee Lauder Cos (Class A)	118,215
7,597	*	Forest Laboratories, Inc	384,408
3,655	*	Hospira, Inc	122,735
1,467	*	Huntsman Corp	27,829
726	*	Idexx Laboratories, Inc	57,572
1,577	*	ImClone Systems, Inc	42,201
1,463		International Flavors & Fragrances, Inc	71,921
382	*	Invitrogen Corp	21,617
5,800	*	Medimmune, Inc	187,746
3,870	*	Millennium Pharmaceuticals, Inc	42,183
4,958		Mylan Laboratories, Inc	98,962
2,555	*	Nalco Holding Co	52,275
2,699	*	PDL BioPharma, Inc	54,358
517		PPG Industries, Inc	33,197
574		Rohm & Haas Co	29,343
797		Scotts Miracle-Gro Co (Class A)	41,165
2,535	*	Sepracor, Inc	156,105
670		Sigma-Aldrich Corp	52,072
2,007	*	VCA Antech, Inc	64,605
2,813	*	Vertex Pharmaceuticals, Inc	105,262
		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,965,919

COAL MINING - 0.56%
3,354		Arch Coal, Inc	100,721
4,310		Consol Energy, Inc	138,480
2,022		Massey Energy Co	46,971
		TOTAL COAL MINING	286,172

COMMUNICATIONS - 4.13%
9,785	*	American Tower Corp (Class A)	364,785
725	*	Avaya, Inc	10,136
2,540		Cablevision Systems Corp (Class A)	72,339
3,308		Citizens Communications Co	47,536
4,180	*	Crown Castle International Corp	135,014
300	*	CTC Media, Inc	7,203
4,797	*	EchoStar Communications Corp (Class A)	182,430
1,551		Global Payments, Inc	71,811
1,552	*	IAC/InterActiveCorp	57,672
428	*	Leap Wireless International, Inc	25,453
27,363	*	Level 3 Communications, Inc	153,233
3,286	*	Liberty Global, Inc (Class A)	95,787
11,759	*	Liberty Media Holding Corp (Interactive A)	253,642
1,496	*	NeuStar, Inc (Class A)	48,530
3,212	*	NII Holdings, Inc	206,981
2,499	*	SBA Communications Corp (Class A)	68,723
1,362		Telephone & Data Systems, Inc	73,997
3,457	*	Univision Communications, Inc (Class A)	122,447

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
182	*	US Cellular Corp	$12,665
7,080	*	XM Satellite Radio Holdings, Inc (Class A)	102,306
		TOTAL COMMUNICATIONS	2,112,690

DEPOSITORY INSTITUTIONS - 1.80%
753		Bank of Hawaii Corp	40,624
4,297		Commerce Bancorp, Inc	151,555
549		Cullen/Frost Bankers, Inc	30,645
1,313		East West Bancorp, Inc	46,506
6,738		Hudson City Bancorp, Inc	93,523
402		IndyMac Bancorp, Inc	18,154
1,503		Investors Financial Services Corp	64,133
4,803		Northern Trust Corp	291,494
1,394		People's Bank	62,200
2,702		Synovus Financial Corp	83,303
1,194		TCF Financial Corp	32,739
110		Webster Financial Corp	5,359
		TOTAL DEPOSITORY INSTITUTIONS	920,235

EATING AND DRINKING PLACES - 1.83%
2,823		Aramark Corp (Class B)	94,429
2,990		Brinker International, Inc	90,178
1,768	*	Cheesecake Factory	43,493
3,467		Darden Restaurants, Inc	139,269
800		OSI Restaurant Partners, Inc	31,360
4,457		Tim Hortons, Inc	129,075
1,043		Wendy's International, Inc	34,513
6,339		Yum! Brands, Inc	372,733
		TOTAL EATING AND DRINKING PLACES	935,050

EDUCATIONAL SERVICES - 0.57%
3,270	*	Apollo Group, Inc (Class A)	127,432
2,326	*	Career Education Corp	57,638
968	*	ITT Educational Services, Inc	64,246
831	*	Laureate Education, Inc	40,412
		TOTAL EDUCATIONAL SERVICES	289,728

ELECTRIC, GAS, AND SANITARY SERVICES - 3.55%
15,358	*	AES Corp	338,490
3,806	*	Allegheny Energy, Inc	174,733
285	*	Allied Waste Industries, Inc	3,503
1,742		Aqua America, Inc	39,683
550		Constellation Energy Group, Inc	37,879
2,657	*	Covanta Holding Corp	58,560
429		DPL, Inc	11,918
15,179		El Paso Corp	231,935
2,471		Kinder Morgan, Inc	261,308
912	*	NRG Energy, Inc	51,081
1,762		Questar Corp	146,334
2,653		Republic Services, Inc	107,898
1,023	*	Stericycle, Inc	77,237
10,553		Williams Cos, Inc	275,644
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,816,203

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.22%
2,358	*	ADC Telecommunications, Inc	$34,262
3,928	*	Agere Systems, Inc	75,300
8,379	*	Altera Corp	164,899
1,527		American Power Conversion Corp	46,711
2,385		Ametek, Inc	75,938
2,084		Amphenol Corp (Class A)	129,375
7,972		Analog Devices, Inc	262,040
1,464	*	Avnet, Inc	37,376
500		AVX Corp	7,395
420	*	Ciena Corp	11,638
3,716	*	Comverse Technology, Inc	78,445
1,502	*	Cree, Inc	26,015
2,772	*	Cypress Semiconductor Corp	46,764
800	*	Dolby Laboratories, Inc (Class A)	24,816
1,073	*	Energizer Holdings, Inc	76,172
1,438	*	Fairchild Semiconductor International, Inc	24,173
1,576		Harman International Industries, Inc	157,458
3,170		Harris Corp	145,376
2,054	*	Integrated Device Technology, Inc	31,796
885	*	International Rectifier Corp	34,099
1,438		Intersil Corp (Class A)	34,397
4,777	*	JDS Uniphase Corp	79,585
178		L-3 Communications Holdings, Inc	14,557
1,030		Lincoln Electric Holdings, Inc	62,233
7,086		Linear Technology Corp	214,848
6,799	*	LSI Logic Corp	61,191
7,481		Maxim Integrated Products, Inc	229,068
3,424	*	MEMC Electronic Materials, Inc	134,015
4,996		Microchip Technology, Inc	163,369
7,801	*	Micron Technology, Inc	108,902
3,291		Molex, Inc	104,094
7,871		National Semiconductor Corp	178,672
8,725	*	Network Appliance, Inc	342,718
1,212	*	Novellus Systems, Inc	41,717
8,226	*	Nvidia Corp	304,444
5,293	*	PMC - Sierra, Inc	35,516
3,710	*	QLogic Corp	81,323
2,549		RadioShack Corp	42,772
1,764	*	Rambus, Inc	33,393
5,157	*	Sanmina-SCI Corp	17,792
1,241	*	Silicon Laboratories, Inc	43,001
32,962	*	Sirius Satellite Radio, Inc	116,685
350	*	Spansion, Inc (Class A)	5,201
1,437	*	Thomas & Betts Corp	67,941
722	*	Vishay Intertechnology, Inc	9,776
8,008		Xilinx, Inc	190,670
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,207,928

ENGINEERING AND MANAGEMENT SERVICES - 3.02%
2,655	*	Amylin Pharmaceuticals, Inc	95,766
8,688	*	Celgene Corp	499,821
957		Corporate Executive Board Co	83,929
2,038		Fluor Corp	166,403

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,223	*	Gen-Probe, Inc	$64,049
311	*	Hewitt Associates, Inc (Class A)	8,008
1,381	*	Jacobs Engineering Group, Inc	112,607
260	*	KBR, Inc	6,802
7,838		Paychex, Inc	309,915
3,687		Quest Diagnostics, Inc	195,411
100	*	URS Corp	4,285
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,546,996

FABRICATED METAL PRODUCTS - 0.49%
321	*	Alliant Techsystems, Inc	25,099
2,494		Ball Corp	108,738
3,867	*	Crown Holdings, Inc	80,898
867		Pentair, Inc	27,224
145		Snap-On, Inc	6,908
		TOTAL FABRICATED METAL PRODUCTS	248,867

FOOD AND KINDRED PRODUCTS - 2.29%
493	*	Burger King Holdings, Inc	10,402
3,046		Campbell Soup Co	118,459
885	*	Constellation Brands, Inc (Class A)	25,683
4,427		H.J. Heinz Co	199,259
1,478	*	Hansen Natural Corp	49,779
3,593		Hershey Co	178,931
2,501		McCormick & Co, Inc	96,439
1,607		Pepsi Bottling Group, Inc	49,672
9,322		Sara Lee Corp	158,754
5,462		Wrigley (Wm.) Jr Co	282,495
		TOTAL FOOD AND KINDRED PRODUCTS	1,169,873

FOOD STORES - 0.48%
2,198		Kroger Co	50,708
705	*	Panera Bread Co (Class A)	39,417
3,268		Whole Foods Market, Inc	153,367
		TOTAL FOOD STORES	243,492

FORESTRY - 0.01%
138		Rayonier, Inc	5,665
		TOTAL FORESTRY	5,665

FURNITURE AND FIXTURES - 0.60%
636		Hillenbrand Industries, Inc	36,207
1,131		HNI Corp	50,228
2,191		Leggett & Platt, Inc	52,365
5,600		Masco Corp	167,272
		TOTAL FURNITURE AND FIXTURES	306,072

FURNITURE AND HOMEFURNISHINGS STORES - 1.00%
6,572	*	Bed Bath & Beyond, Inc	250,393
3,691		Circuit City Stores, Inc	70,055
1,560	*	GameStop Corp (Class A)	85,972
124	*	Mohawk Industries, Inc	9,283
1,478		Steelcase, Inc (Class A)	26,840

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,296		Williams-Sonoma, Inc	$72,186
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	514,729

GENERAL BUILDING CONTRACTORS - 1.12%
490		Beazer Homes USA, Inc	23,035
1,275		Centex Corp	71,744
3,826		DR Horton, Inc	101,351
928		KB Home	47,588
1,292		Lennar Corp (Class A)	67,778
395		MDC Holdings, Inc	22,535
112	*	NVR, Inc	72,240
2,421		Pulte Homes, Inc	80,184
428		Ryland Group, Inc	23,377
701		Standard-Pacific Corp	18,780
496	*	Toll Brothers, Inc	15,986
1,072		Walter Industries, Inc	28,998
		TOTAL GENERAL BUILDING CONTRACTORS	573,596

GENERAL MERCHANDISE STORES - 1.75%
6,726		Dollar General Corp	108,020
2,026		Family Dollar Stores, Inc	59,423
5,474		JC Penney Co, Inc	423,469
10,685		TJX Cos, Inc	304,736
		TOTAL GENERAL MERCHANDISE STORES	895,648

HEALTH SERVICES - 2.94%
897		AmerisourceBergen Corp	40,329
531		Brookdale Senior Living, Inc	25,488
1,400	*	Community Health Systems, Inc	51,128
1,143	*	Covance, Inc	67,334
3,740	*	Coventry Health Care, Inc	187,187
2,407	*	DaVita, Inc	136,910
1,361	*	Edwards Lifesciences Corp	64,021
2,689	*	Express Scripts, Inc	192,532
1,426		Health Management Associates, Inc (Class A)	30,103
2,901	*	Laboratory Corp of America Holdings	213,136
491	*	LifePoint Hospitals, Inc	16,547
2,245	*	Lincare Holdings, Inc	89,441
1,756		Manor Care, Inc	82,392
1,361		Omnicare, Inc	52,575
1,161	*	Pediatrix Medical Group, Inc	56,773
2,322		Pharmaceutical Product Development, Inc	74,815
1,359	*	Sierra Health Services, Inc	48,978
7,652	*	Tenet Healthcare Corp	53,334
289	*	Triad Hospitals, Inc	12,089
211		Universal Health Services, Inc (Class B)	11,696
		TOTAL HEALTH SERVICES	1,506,808

HOLDING AND OTHER INVESTMENT OFFICES - 3.61%
723	*	Affiliated Managers Group, Inc	76,009
1,020		Developers Diversified Realty Corp	64,209
340		Douglas Emmett, Inc	9,041
245		Essex Property Trust, Inc	31,666
654		Federal Realty Investment Trust	55,590
2,072		General Growth Properties, Inc	108,221

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
367		Global Signal, Inc	$19,330
7,355		iShares Russell Midcap Growth Index Fund	758,080
735		Kilroy Realty Corp	57,330
1,673		Macerich Co	144,832
1,777		Public Storage, Inc	173,258
1,026		SL Green Realty Corp	136,232
663		Taubman Centers, Inc	33,720
3,001		United Dominion Realty Trust, Inc	95,402
1,486		Ventas, Inc	62,888
493		Weingarten Realty Investors	22,732
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,848,540

HOTELS AND OTHER LODGING PLACES - 1.98%
966		Boyd Gaming Corp	43,769
778		Choice Hotels International, Inc	32,754
8,971		Hilton Hotels Corp	313,088
2,791	*	MGM Mirage	160,064
4,220		Starwood Hotels & Resorts Worldwide, Inc	263,750
1,103		Station Casinos, Inc	90,082
1,144		Wynn Resorts Ltd	107,364
		TOTAL HOTELS AND OTHER LODGING PLACES	1,010,871

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.36%
200	*	AGCO Corp	6,188
4,153		American Standard Cos, Inc	190,415
1,414		Black & Decker Corp	113,078
621		Carlisle Cos, Inc	48,749
1,394		CDW Corp	98,026
981		Cummins, Inc	115,935
1,290		Diebold, Inc	60,114
1,689		Donaldson Co, Inc	58,625
4,256		Dover Corp	208,629
720	*	Dresser-Rand Group, Inc	17,618
169	*	Flowserve Corp	8,529
1,563	*	FMC Technologies, Inc	96,328
1,277	*	Gardner Denver, Inc	47,645
1,574		Graco, Inc	62,362
3,048	*	Grant Prideco, Inc	121,219
1,268		IDEX Corp	60,116
7,909		International Game Technology	365,396
4,292		Jabil Circuit, Inc	105,369
2,882		Joy Global, Inc	139,316
3,281	*	Lam Research Corp	166,084
1,763	*	Lexmark International, Inc (Class A)	129,052
1,403		Manitowoc Co, Inc	83,380
443		Pall Corp	15,306
1,194		Parker Hannifin Corp	91,795
140	*	Riverbed Technology, Inc	4,298
3,897		Rockwell Automation, Inc	238,029
5,251	*	SanDisk Corp	225,951
1,622	*	Scientific Games Corp (Class A)	49,033
4,992		Smith International, Inc	205,021
9,257	*	Solectron Corp	29,808
1,336		Stanley Works	67,187

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,760	*	Symbol Technologies, Inc	$71,114
1,132	*	Terex Corp	73,105
134		Timken Co	3,910
947		Toro Co	44,159
3,073	*	Varian Medical Systems, Inc	146,183
1,070	*	VeriFone Holdings, Inc	37,878
5,253	*	Western Digital Corp	107,476
1,627	*	Zebra Technologies Corp (Class A)	56,603
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,769,029

INSTRUMENTS AND RELATED PRODUCTS - 6.35%
1,467	*	Advanced Medical Optics, Inc	51,638
3,482		Allergan, Inc	416,935
3,482		Applera Corp (Applied Biosystems Group)	127,755
2,412		Bard (C.R.), Inc	200,124
173		Bausch & Lomb, Inc	9,006
1,320		Beckman Coulter, Inc	78,936
5,736		Biomet, Inc	236,725
543		Cooper Cos, Inc	24,164
3,716		Dentsply International, Inc	110,923
237		DRS Technologies, Inc	12,485
874	*	Intuitive Surgical, Inc	83,817
3,660		Kla-Tencor Corp	182,085
947	*	Mettler-Toledo International, Inc	74,671
1,223	*	Millipore Corp	81,452
1,260		National Instruments Corp	34,322
1,480		PerkinElmer, Inc	32,900
3,040		Pitney Bowes, Inc	140,418
1,804	*	Resmed, Inc	88,793
1,640	*	Respironics, Inc	61,910
3,987		Rockwell Collins, Inc	252,337
2,040		Roper Industries, Inc	102,490
8,420	*	St. Jude Medical, Inc	307,835
980	*	Techne Corp	54,341
1,383		Tektronix, Inc	40,342
3,359	*	Teradyne, Inc	50,251
4,576	*	Thermo Electron Corp	207,247
1,297	*	Trimble Navigation Ltd	65,797
2,433	*	Waters Corp	119,144
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,248,843

INSURANCE AGENTS, BROKERS AND SERVICE - 0.18%
2,566		Brown & Brown, Inc	72,387
731		Gallagher (Arthur J.) & Co	21,601
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	93,988

INSURANCE CARRIERS - 1.23%
208		Ambac Financial Group, Inc	18,527
454		Hanover Insurance Group, Inc	22,155
1,334		HCC Insurance Holdings, Inc	42,808
2,493	*	Health Net, Inc	121,309
3,842	*	Humana, Inc	212,501
45	*	Markel Corp	21,605
1,111	*	Philadelphia Consolidated Holding Co	49,506

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
278		Transatlantic Holdings, Inc	$17,264
2,068		W.R. Berkley Corp	71,367
746	*	WellCare Health Plans, Inc	51,399
		TOTAL INSURANCE CARRIERS	628,441

JUSTICE, PUBLIC ORDER AND SAFETY - 0.08%
936	*	Corrections Corp of America	42,335
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	42,335

LEATHER AND LEATHER PRODUCTS - 0.75%
8,978	*	Coach, Inc	385,695
		TOTAL LEATHER AND LEATHER PRODUCTS	385,695

METAL MINING - 0.35%
1,003		Foundation Coal Holdings, Inc	31,855
2,364		Freeport-McMoRan Copper & Gold, Inc (Class B)	131,746
272		Southern Copper Corp	14,658
		TOTAL METAL MINING	178,259

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
1,206		Fortune Brands, Inc	102,980
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	102,980

MISCELLANEOUS RETAIL - 1.72%
7,165	*	Amazon.com, Inc	282,731
297		Barnes & Noble, Inc	11,794
1,379	*	Coldwater Creek, Inc	33,813
852	*	Dick's Sporting Goods, Inc	41,739
221	*	Dollar Tree Stores, Inc	6,652
849		MSC Industrial Direct Co (Class A)	33,238
736	*	Nutri/System, Inc	46,655
6,711	*	Office Depot, Inc	256,159
3,226		Petsmart, Inc	93,102
1,926		Tiffany & Co	75,576
		TOTAL MISCELLANEOUS RETAIL	881,459

MOTION PICTURES - 0.15%
1,865	*	Discovery Holding Co (Class A)	30,008
515	*	DreamWorks Animation SKG, Inc (Class A)	15,187
1,450		Regal Entertainment Group (Class A)	30,914
		TOTAL MOTION PICTURES	76,109

NONDEPOSITORY INSTITUTIONS - 0.24%
618	*	AmeriCredit Corp	15,555
1,407		CapitalSource, Inc	38,425
1,051		First Marblehead Corp	57,437
381	*	Nelnet, Inc (Class A)	10,424
		TOTAL NONDEPOSITORY INSTITUTIONS	121,841

NONMETALLIC MINERALS, EXCEPT FUELS - 0.47%
1,056		Florida Rock Industries, Inc	45,461
2,194		Vulcan Materials Co	197,175
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	242,636

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 4.37%
6,979		BJ Services Co	$204,624
2,688	*	Cameron International Corp	142,598
1,366	*	Cheniere Energy, Inc	39,436
552	*	CNX Gas Corp	14,076
2,840	*	Denbury Resources, Inc	78,924
1,393		Diamond Offshore Drilling, Inc	111,356
3,587		ENSCO International, Inc	179,565
2,364		Equitable Resources, Inc	98,697
2,309	*	Global Industries Ltd	30,109
2,195	*	Helix Energy Solutions Group, Inc	68,857
2,392		Helmerich & Payne, Inc	58,532
3,808	*	National Oilwell Varco, Inc	232,973
1,285	*	Oceaneering International, Inc	51,015
3,789		Patterson-UTI Energy, Inc	88,018
1,870	*	Plains Exploration & Production Co	88,881
3,009	*	Pride International, Inc	90,300
1,380	*	Quicksilver Resources, Inc	50,494
3,172		Range Resources Corp	87,103
2,363		Rowan Cos, Inc	78,452
3,903	*	Southwestern Energy Co	136,800
1,360		St. Mary Land & Exploration Co	50,102
1,931	*	Superior Energy Services	63,105
1,615	*	Tetra Technologies, Inc	41,312
793		Tidewater, Inc	38,349
1,315	*	Todco	44,934
1,118	*	Unit Corp	54,167
478		W&T Offshore, Inc	14,684
		TOTAL OIL AND GAS EXTRACTION	2,237,463

PAPER AND ALLIED PRODUCTS - 0.08%
1,809		Packaging Corp of America	39,979
		TOTAL PAPER AND ALLIED PRODUCTS	39,979

PERSONAL SERVICES - 0.72%
3,300		Cintas Corp	131,043
7,658		H&R Block, Inc	176,440
413	*	Sally Beauty Holdings, Inc	3,221
1,118		Weight Watchers International, Inc	58,729
		TOTAL PERSONAL SERVICES	369,433

PETROLEUM AND COAL PRODUCTS - 0.36%
1,354		Frontier Oil Corp	38,914
1,152		Holly Corp	59,213
1,399		Sunoco, Inc	87,242
		TOTAL PETROLEUM AND COAL PRODUCTS	185,369

PRIMARY METAL INDUSTRIES - 1.14%
2,319		Allegheny Technologies, Inc	210,287
541		Carpenter Technology Corp	55,463
340		Hubbell, Inc (Class B)	15,371
3,147		Precision Castparts Corp	246,347
1,932	*	Titanium Metals Corp	57,013
		TOTAL PRIMARY METAL INDUSTRIES	584,481

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.80%
1,288		Dow Jones & Co, Inc	$48,944
1,470	*	Dun & Bradstreet Corp	121,701
1,962		EW Scripps Co (Class A)	97,982
1,220		Harte-Hanks, Inc	33,806
976		John Wiley & Sons, Inc (Class A)	37,547
100		McClatchy Co (Class A)	4,330
716		Meredith Corp	40,347
32		Washington Post Co (Class B)	23,859
		TOTAL PRINTING AND PUBLISHING	408,516

RAILROAD TRANSPORTATION - 0.37%
5,054		CSX Corp	174,009
540	*	Kansas City Southern Industries, Inc	15,649
		TOTAL RAILROAD TRANSPORTATION	189,658

REAL ESTATE - 0.80%
4,387	*	CB Richard Ellis Group, Inc (Class A)	145,648
1,670		Forest City Enterprises, Inc (Class A)	97,528
809		Jones Lang LaSalle, Inc	74,566
1,683		St. Joe Co	90,158
		TOTAL REAL ESTATE	407,900

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS- 0.54%
4,281	*	Goodyear Tire & Rubber Co	89,858
574	*	Jarden Corp	19,969
4,003		Newell Rubbermaid, Inc	115,887
743		Sealed Air Corp	48,236
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	273,950

SECURITY AND COMMODITY BROKERS - 3.57%
445		BlackRock, Inc	67,596
1,227	*	Cbot Holdings, Inc (Class A)	185,854
9,188	*	E*Trade Financial Corp	205,995
2,641		Eaton Vance Corp	87,179
2,050		Federated Investors, Inc (Class B)	69,249
1,284	*	IntercontinentalExchange, Inc	138,544
1,078	*	Investment Technology Group, Inc	46,225
2,314		Janus Capital Group, Inc	49,959
1,679		Legg Mason, Inc	159,589
2,212	*	Nasdaq Stock Market, Inc	68,107
1,780		Nuveen Investments, Inc (Class A)	92,346
50	*	Nymex Holdings, Inc	6,201
1,839	*	NYSE Group, Inc	178,751
1,409		SEI Investments Co	83,920
6,196		T Rowe Price Group, Inc	271,199
7,315		TD Ameritrade Holding Corp	118,357
		TOTAL SECURITY AND COMMODITY BROKERS	1,829,071

SPECIAL TRADE CONTRACTORS - 0.05%
1,211	*	Quanta Services, Inc	23,820
		TOTAL SPECIAL TRADE CONTRACTORS	23,820

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.41%
1,217		Eagle Materials, Inc	$52,611
3,065		Gentex Corp	47,691
3,608	*	Owens-Illinois, Inc	66,568
770	*	USG Corp	42,196
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	209,066

TOBACCO PRODUCTS - 0.23%
2,058		UST, Inc	119,776
		TOTAL TOBACCO PRODUCTS	119,776

TRANSPORTATION BY AIR - 0.86%
3,777	*	AMR Corp	114,179
2,056	*	Continental Airlines, Inc (Class B)	84,810
10,856		Southwest Airlines Co	166,314
1,415	*	US Airways Group, Inc	76,198
		TOTAL TRANSPORTATION BY AIR	441,501

TRANSPORTATION EQUIPMENT - 3.18%
352		Brunswick Corp	11,229
2,688		Goodrich Corp	122,438
6,269		Harley-Davidson, Inc	441,776
993		Harsco Corp	75,567
2,881		ITT Industries, Inc	163,698
1,771		Oshkosh Truck Corp	85,752
3,429		Paccar, Inc	222,542
3,096	*	Pactiv Corp	110,496
1,000	*	Spirit Aerosystems Holdings, Inc (Class A)	33,470
2,828		Textron, Inc	265,182
806		Thor Industries, Inc	35,456
1,675		Trinity Industries, Inc	58,960
		TOTAL TRANSPORTATION EQUIPMENT	1,626,566

TRANSPORTATION SERVICES - 0.81%
4,048		CH Robinson Worldwide, Inc	165,523
4,974		Expeditors International Washington, Inc	201,447
569		GATX Corp	24,655
1,330	*	Hertz Global Holdings, Inc	23,129
		TOTAL TRANSPORTATION SERVICES	414,754

TRUCKING AND WAREHOUSING - 0.33%
1,151		Con-way, Inc	50,690
2,378		J.B. Hunt Transport Services, Inc	49,391
1,374		Landstar System, Inc	52,459
636	*	Swift Transportation Co, Inc	16,708
		TOTAL TRUCKING AND WAREHOUSING	169,248

WATER TRANSPORTATION - 0.08%
1,294	*	Kirby Corp	44,164
		TOTAL WATER TRANSPORTATION	44,164

WHOLESALE TRADE-DURABLE GOODS - 1.02%
336	*	Arrow Electronics, Inc	10,601
89		BorgWarner, Inc	5,253

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,636	*	Cytyc Corp	$74,599
1,080		Martin Marietta Materials, Inc	112,223
3,247	*	Patterson Cos, Inc	115,301
1,279		Pool Corp	50,098
1,247		W.W. Grainger, Inc	87,215
1,138	*	WESCO International, Inc	66,926
		TOTAL WHOLESALE TRADE-DURABLE GOODS	522,216

WHOLESALE TRADE-NONDURABLE GOODS - 0.76%
1,476		Airgas, Inc	59,808
270	*	Bare Escentuals, Inc	8,389
1,459		Brown-Forman Corp (Class B)	96,644
3,167	*	Endo Pharmaceuticals Holdings, Inc	87,346
2,023	*	Henry Schein, Inc	99,087
812	*	Tractor Supply Co	36,305
200		Valhi, Inc	5,189
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	392,768

		TOTAL COMMON STOCKS	51,213,008
		(Cost $40,702,098)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.41%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.41%
$ 210,000		Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	209,887
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	209,887

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $209,972)	209,887

		TOTAL PORTFOLIO - 100.46%
		(Cost $40,912,070)	51,422,895
		OTHER ASSETS & LIABILITIES, NET - (0.46)%	(232,983)

		NET ASSETS - 100.00%	$51,189,912

	*	Non-income producing

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF MUTUAL FUNDS
MID -CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.09%
AMUSEMENT AND RECREATION SERVICES - 0.35%
3,456		Harrah's Entertainment, Inc	$285,880
2,526		International Speedway Corp (Class A)	128,927
3,183		Warner Music Group Corp	73,050
		TOTAL AMUSEMENT AND RECREATION SERVICES	487,857

APPAREL AND ACCESSORY STORES - 0.22%
315	*	AnnTaylor Stores Corp	10,345
9,877		Foot Locker, Inc	216,603
3,229	*	Hanesbrands, Inc	76,269
		TOTAL APPAREL AND ACCESSORY STORES	303,217

APPAREL AND OTHER TEXTILE PRODUCTS - 0.80%
8,058		Jones Apparel Group, Inc	269,379
7,484		Liz Claiborne, Inc	325,255
6,290		VF Corp	516,283
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,110,917

AUTO REPAIR, SERVICES AND PARKING - 0.16%
4,360		Ryder System, Inc	222,622
		TOTAL AUTO REPAIR, SERVICES AND PARKING	222,622

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
11,268	*	Autonation, Inc	240,234
3,436		United Auto Group, Inc	80,987
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	321,221

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
3,159		Sherwin-Williams Co	200,849
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	200,849

BUSINESS SERVICES - 3.74%
3,929	*	Affiliated Computer Services, Inc (Class A)	191,892
832		Brink's Co	53,181
25,114		CA, Inc	568,832
3,235	*	Cadence Design Systems, Inc	57,939
841	*	Ceridian Corp	23,531
12,301	*	Computer Sciences Corp	656,504
25,248	*	Compuware Corp	210,316
9,483	*	Convergys Corp	225,506
16,313		Electronic Data Systems Corp	449,423
991		Equifax, Inc	40,235
14,176	*	Expedia, Inc	297,412
971		Fair Isaac Corp	39,471
12,031		Fidelity National Information Services, Inc	482,323
3,907		IMS Health, Inc	107,364
18,736	*	Juniper Networks, Inc	354,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
925		Manpower, Inc	$69,310
949	*	McAfee, Inc	26,933
10,302	*	NCR Corp	440,514
24,027	*	Novell, Inc	148,967
14,535		ServiceMaster Co	190,554
9,370	*	Synopsys, Inc	250,460
24,582	*	Unisys Corp	192,723
4,628	*	United Rentals, Inc	117,690
1,242	*	VeriSign, Inc	29,870
		TOTAL BUSINESS SERVICES	5,225,810

CHEMICALS AND ALLIED PRODUCTS - 4.83%
14,182		Air Products & Chemicals, Inc	996,711
2,807		Albemarle Corp	201,543
4,440		Alberto-Culver Co	95,238
2,756		Cabot Corp	120,079
2,690		Celanese Corp (Series A)	69,617
3,381	*	Charles River Laboratories International, Inc	146,228
16,995		Chemtura Corp	163,662
10,801		Clorox Co	692,884
3,018		Cytec Industries, Inc	170,547
5,848		Eastman Chemical Co	346,845
2,791		FMC Corp	213,651
1,754	*	Huntsman Corp	33,273
2,043		International Flavors & Fragrances, Inc	100,434
2,261	*	Invitrogen Corp	127,950
17,354	*	King Pharmaceuticals, Inc	276,276
4,887		Lubrizol Corp	244,985
15,544		Lyondell Chemical Co	397,460
10,410	*	Millennium Pharmaceuticals, Inc	113,469
10,558	*	Mosaic Co	225,519
10,365		PPG Industries, Inc	665,537
9,803		Rohm & Haas Co	501,129
8,308		RPM International, Inc	173,554
784		Scotts Miracle-Gro Co (Class A)	40,494
2,685		Sigma-Aldrich Corp	208,678
7,275		Valspar Corp	201,081
7,307	*	Watson Pharmaceuticals, Inc	190,201
906		Westlake Chemical Corp	28,430
		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,745,475

COMMUNICATIONS - 3.87%
30,521	*	Avaya, Inc	426,684
7,712		Cablevision Systems Corp (Class A)	219,638
8,313		CenturyTel, Inc	362,946
13,716		Citizens Communications Co	197,099
1,499	*	Crown Castle International Corp	48,418
620	*	CTC Media, Inc	14,886
10,664		Embarq Corp	560,500
1,770		Hearst-Argyle Television, Inc	45,135
7,695	*	IAC/InterActiveCorp	285,946
2,155	*	Leap Wireless International, Inc	128,158
18,333	*	Liberty Global, Inc (Class A)	534,407

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,066	*	Liberty Media Corp - Capital (Series A)	$986,267
11,033	*	Liberty Media Holding Corp (Interactive A)	237,982
113,292	*	Qwest Communications International, Inc	948,254
3,664		Telephone & Data Systems, Inc	199,065
4,870	*	Univision Communications, Inc (Class A)	172,495
440	*	US Cellular Corp	30,620
		TOTAL COMMUNICATIONS	5,398,500

DEPOSITORY INSTITUTIONS - 8.54%
9,468		Associated Banc-Corp	330,244
6,542		Astoria Financial Corp	197,307
5,682		Bancorpsouth, Inc	152,391
1,275		Bank of Hawaii Corp	68,786
1,540		BOK Financial Corp	84,669
1,520		Capitol Federal Financial	58,398
2,982		City National Corp	212,318
11,072		Colonial Bancgroup, Inc	284,993
11,637		Comerica, Inc	682,859
5,019		Commerce Bancshares, Inc	242,970
9,248		Compass Bancshares, Inc	551,643
2,465		Cullen/Frost Bankers, Inc	137,596
270		East West Bancorp, Inc	9,563
431		First Citizens Bancshares, Inc (Class A)	87,338
8,822		First Horizon National Corp	368,583
12,436		Fulton Financial Corp	207,681
20,856		Hudson City Bancorp, Inc	289,481
17,573		Huntington Bancshares, Inc	417,359
3,970		IndyMac Bancorp, Inc	179,285
28,965		Keycorp	1,101,539
5,446		M&T Bank Corp	665,283
18,138		Marshall & Ilsley Corp	872,619
8,821		Mercantile Bankshares Corp	412,735
21,131		New York Community Bancorp, Inc	340,209
864		Northern Trust Corp	52,436
19,939		Popular, Inc	357,905
7,214		Sky Financial Group, Inc	205,888
5,249		South Financial Group, Inc	139,571
28,117		Sovereign Bancorp, Inc	713,891
10,779		Synovus Financial Corp	332,317
5,647		TCF Financial Corp	154,841
7,214		TD Banknorth, Inc	232,868
3,867		UnionBanCal Corp	236,854
8,374		Valley National Bancorp	221,995
1		Wachovia Corp	57
6,226		Washington Federal, Inc	146,498
3,838		Webster Financial Corp	186,987
4,700		Whitney Holding Corp	153,314
4,882		Wilmington Trust Corp	205,874
7,601		Zions Bancorporation	626,626
		TOTAL DEPOSITORY INSTITUTIONS	11,923,771

EATING AND DRINKING PLACES - 0.18%
2,170		OSI Restaurant Partners, Inc	85,064

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,948		Wendy's International, Inc	$163,729
		TOTAL EATING AND DRINKING PLACES	248,793

EDUCATIONAL SERVICES - 0.02%
564	*	Laureate Education, Inc	27,427
		TOTAL EDUCATIONAL SERVICES	27,427

ELECTRIC, GAS, AND SANITARY SERVICES - 15.46%
5,443		AGL Resources, Inc	211,787
8,412		Alliant Energy Corp	317,721
16,880	*	Allied Waste Industries, Inc	207,455
14,712		Ameren Corp	790,476
28,234		American Electric Power Co, Inc	1,202,204
3,658		Aqua America, Inc	83,329
5,816		Atmos Energy Corp	185,589
22,321		Centerpoint Energy, Inc	370,082
15,847	*	CMS Energy Corp	264,645
17,609		Consolidated Edison, Inc	846,465
11,193		Constellation Energy Group, Inc	770,862
6,715		DPL, Inc	186,543
12,735		DTE Energy Co	616,501
27,054	*	Dynegy, Inc (Class A)	195,871
23,346		Edison International	1,061,776
3,395		El Paso Corp	51,876
5,286		Energen Corp	248,125
10,578		Energy East Corp	262,334
14,892	d	Entergy Corp	1,374,829
5,687		Great Plains Energy, Inc	180,847
5,660		Hawaiian Electric Industries, Inc	153,669
12,535		KeySpan Corp	516,191
12,890		MDU Resources Group, Inc	330,500
18,343	*	Mirant Corp	579,089
6,014		National Fuel Gas Co	231,780
19,534		NiSource, Inc	470,769
11,004		Northeast Utilities	309,873
6,347	*	NRG Energy, Inc	355,495
7,645		NSTAR	262,682
6,494		OGE Energy Corp	259,760
7,887		Oneok, Inc	340,087
13,636		Pepco Holdings, Inc	354,672
24,879		PG&E Corp	1,177,523
7,110		Pinnacle West Capital Corp	360,406
27,274		PPL Corp	977,500
18,122		Progress Energy, Inc	889,428
8,309		Puget Energy, Inc	210,716
655		Questar Corp	54,398
21,966	*	Reliant Energy, Inc	312,137
582		Republic Services, Inc	23,670
8,271		SCANA Corp	335,968
18,569		Sempra Energy	1,040,607
15,826	*	Sierra Pacific Resources	266,352
7,635		Southern Union Co	213,398
14,952		TECO Energy, Inc	257,623

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,544		UGI Corp	$205,800
5,502		Vectren Corp	155,597
10,236		Williams Cos, Inc	267,364
8,373		Wisconsin Energy Corp	397,383
3,108		WPS Resources Corp	167,925
29,061		Xcel Energy, Inc	670,147
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	21,577,826

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.76%
1,049	*	ADC Telecommunications, Inc	15,242
7,489		American Power Conversion Corp	229,089
31,145	*	Atmel Corp	188,427
4,757	*	Avnet, Inc	121,446
1,700		AVX Corp	25,143
4,521	*	Ciena Corp	125,277
2,937	*	Comverse Technology, Inc	62,000
871	*	Cree, Inc	15,086
1,030	*	Cypress Semiconductor Corp	17,376
865	*	Energizer Holdings, Inc	61,406
4,284	*	Fairchild Semiconductor International, Inc	72,014
8,000	*	Integrated Device Technology, Inc	123,840
2,376	*	International Rectifier Corp	91,547
5,809		Intersil Corp (Class A)	138,951
8,110		L-3 Communications Holdings, Inc	663,236
7,815	*	LSI Logic Corp	70,335
28,266	*	Micron Technology, Inc	394,593
5,496	*	Novellus Systems, Inc	189,172
2,199		RadioShack Corp	36,899
708	*	Rambus, Inc	13,402
23,093	*	Sanmina-SCI Corp	79,671
2,380	*	Spansion, Inc (Class A)	35,367
2,872		Teleflex, Inc	185,416
32,121	*	Tellabs, Inc	329,561
9,528	*	Vishay Intertechnology, Inc	129,009
5,217		Whirlpool Corp	433,115
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,846,620

ENGINEERING AND MANAGEMENT SERVICES - 0.40%
7,206	*	Hewitt Associates, Inc (Class A)	185,555
1,030	*	KBR, Inc	26,945
5,935	*	Shaw Group, Inc	198,823
3,454	*	URS Corp	148,004
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	559,327

FABRICATED METAL PRODUCTS - 0.57%
1,550	*	Alliant Techsystems, Inc	121,195
8,615		Commercial Metals Co	222,267
3,789		Crane Co	138,829
4,468		Pentair, Inc	140,295
3,630		Snap-On, Inc	172,933
		TOTAL FABRICATED METAL PRODUCTS	795,519

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 3.45%
6,900		Campbell Soup Co	$268,341
21,892		Coca-Cola Enterprises, Inc	447,035
37,214		ConAgra Foods, Inc	1,004,778
11,689	*	Constellation Brands, Inc (Class A)	339,215
5,390		Corn Products International, Inc	186,171
14,301		Del Monte Foods Co	157,740
10,370		H.J. Heinz Co	466,754
1,559		Hershey Co	77,638
5,277		Hormel Foods Corp	197,043
4,092		J.M. Smucker Co	198,339
2,053		McCormick & Co, Inc	79,164
3,493		Molson Coors Brewing Co (Class B)	267,005
4,661		Pepsi Bottling Group, Inc	144,072
4,431		PepsiAmericas, Inc	92,962
25,817		Sara Lee Corp	439,664
7,076	*	Smithfield Foods, Inc	181,570
15,913		Tyson Foods, Inc (Class A)	261,769
		TOTAL FOOD AND KINDRED PRODUCTS	4,809,260

FOOD STORES - 1.12%
45,331		Kroger Co	1,045,786
14,657		Supervalu, Inc	523,988
		TOTAL FOOD STORES	1,569,774

FORESTRY - 0.15%
4,982		Rayonier, Inc	204,511
		TOTAL FORESTRY	204,511

FURNITURE AND FIXTURES - 0.45%
2,599		Hillenbrand Industries, Inc	147,961
5,949		Leggett & Platt, Inc	142,181
11,209		Masco Corp	334,813
		TOTAL FURNITURE AND FIXTURES	624,955

FURNITURE AND HOMEFURNISHINGS STORES - 0.21%
1,163		Circuit City Stores, Inc	22,074
3,355	*	Mohawk Industries, Inc	251,155
1,029		Steelcase, Inc (Class A)	18,687
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	291,916

GENERAL BUILDING CONTRACTORS - 1.30%
1,476		Beazer Homes USA, Inc	69,387
4,730		Centex Corp	266,157
10,345		DR Horton, Inc	274,039
2,777		KB Home	142,405
5,825		Lennar Corp (Class A)	305,580
1,285		MDC Holdings, Inc	73,309
7,675		Pulte Homes, Inc	254,196
1,980		Ryland Group, Inc	108,148
3,032		Standard-Pacific Corp	81,227
7,467	*	Toll Brothers, Inc	240,661
		TOTAL GENERAL BUILDING CONTRACTORS	1,815,109

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.47%
4,751	*	BJ's Wholesale Club, Inc	$147,804
4,419		Dillard's, Inc (Class A)	154,532
1,712		Dollar General Corp	27,495
5,342		Family Dollar Stores, Inc	156,681
9,742		Saks, Inc	173,602
		TOTAL GENERAL MERCHANDISE STORES	660,114

HEALTH SERVICES - 1.82%
11,055		AmerisourceBergen Corp	497,033
7,340		Cigna Corp	965,724
2,835	*	Community Health Systems, Inc	103,534
12,814		Health Management Associates, Inc (Class A)	270,504
2,687	*	LifePoint Hospitals, Inc	90,552
4,557		Omnicare, Inc	176,037
10,870	*	Tenet Healthcare Corp	75,764
5,224	*	Triad Hospitals, Inc	218,520
2,485		Universal Health Services, Inc (Class B)	137,744
		TOTAL HEALTH SERVICES	2,535,412

HOLDING AND OTHER INVESTMENT OFFICES - 14.78%
10,030		Allied Capital Corp	327,780
6,296		AMB Property Corp	369,009
14,290		Annaly Mortgage Management, Inc	198,774
6,958		Apartment Investment & Management Co (Class A)	389,787
15,315		Archstone-Smith Trust	891,486
5,319		AvalonBay Communities, Inc	691,736
8,180		Boston Properties, Inc	915,178
6,508		Brandywine Realty Trust	216,391
3,670		BRE Properties, Inc (Class A)	238,623
4,026		Camden Property Trust	297,320
4,597		CBL & Associates Properties, Inc	199,280
3,264		Colonial Properties Trust	153,016
2,641		Developers Diversified Realty Corp	166,251
4,240		Douglas Emmett, Inc	112,742
9,668		Duke Realty Corp	395,421
26,240		Equity Office Properties Trust	1,263,981
20,864		Equity Residential	1,058,848
892		Essex Property Trust, Inc	115,291
1,743		Federal Realty Investment Trust	148,155
5,946		General Growth Properties, Inc	310,560
14,210		Health Care Property Investors, Inc	523,212
4,449		Health Care REIT, Inc	191,396
6,123		Hospitality Properties Trust	291,026
37,090		Host Marriott Corp	910,560
15,029		HRPT Properties Trust	185,608
22,715		iShares Russell Midcap Value Index Fund	3,326,157
9,043		iStar Financial, Inc	432,436
15,857		Kimco Realty Corp	712,772
6,388		Liberty Property Trust	313,906
4,455		Mack-Cali Realty Corp	227,205
3,394		New Century Financial Corp	107,216
7,489		New Plan Excel Realty Trust	205,798

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
20,832		NTL, Inc	$525,800
13,204		Plum Creek Timber Co, Inc	526,179
17,552		Prologis	1,066,635
3,257		Public Storage, Inc	317,558
3,638		Reckson Associates Realty Corp	165,893
4,915		Regency Centers Corp	384,206
1,726		Taubman Centers, Inc	87,784
8,011		Thornburg Mortgage, Inc	201,316
2,998		Ventas, Inc	126,875
9,325		Vornado Realty Trust	1,132,988
4,326		Weingarten Realty Investors	199,472
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,621,627

HOTELS AND OTHER LODGING PLACES - 0.11%
2,531		Starwood Hotels & Resorts Worldwide, Inc	158,188
		TOTAL HOTELS AND OTHER LODGING PLACES	158,188

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.43%
6,099	*	AGCO Corp	188,703
341		Black & Decker Corp	27,270
370		Carlisle Cos, Inc	29,045
680		Cummins, Inc	80,362
908		Diebold, Inc	42,313
1,413		Dover Corp	69,265
10,757		Eaton Corp	808,281
3,343	*	Flowserve Corp	168,721
2,878		Kennametal, Inc	169,370
4,053		Lennox International, Inc	124,062
1,695	*	Lexmark International, Inc (Class A)	124,074
7,342		Pall Corp	253,666
4,927		Parker Hannifin Corp	378,788
70	*	Riverbed Technology, Inc	2,149
35,763	*	Solectron Corp	115,157
4,276		SPX Corp	261,520
1,732		Stanley Works	87,102
3,844	*	Symbol Technologies, Inc	57,429
3,772	*	Terex Corp	243,596
5,555		Timken Co	162,095
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,392,968

INSTRUMENTS AND RELATED PRODUCTS - 2.59%
2,543		Applera Corp (Applied Biosystems Group)	93,303
2,141	*	Armor Holdings, Inc	117,434
3,204		Bausch & Lomb, Inc	166,800
389		Beckman Coulter, Inc	23,262
1,627		Cooper Cos, Inc	72,402
1,977		DRS Technologies, Inc	104,148
20,573		Eastman Kodak Co	530,783
2,869		Kla-Tencor Corp	142,733
4,260		PerkinElmer, Inc	94,700
6,557		Pitney Bowes, Inc	302,868
1,506		Tektronix, Inc	43,930
3,498	*	Teradyne, Inc	52,330

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
15,462	*	Thermo Electron Corp	$700,274
69,187	*	Xerox Corp	1,172,720
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,617,687

INSURANCE AGENTS, BROKERS AND SERVICE - 0.68%
22,835		AON Corp	806,989
4,893		Gallagher (Arthur J.) & Co	144,588
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	951,577

INSURANCE CARRIERS - 6.39%
339	*	Alleghany Corp	123,260
6,923		Ambac Financial Group, Inc	616,632
6,096		American Financial Group, Inc	218,907
1,007		American National Insurance Co	114,909
9,234		Assurant, Inc	510,179
11,156		Cincinnati Financial Corp	505,478
1,570	*	CNA Financial Corp	63,302
10,854	*	Conseco, Inc	216,863
3,564		Erie Indemnity Co (Class A)	206,641
15,356		Fidelity National Title Group, Inc (Class A)	366,701
6,136		First American Corp	249,612
2,230		Hanover Insurance Group, Inc	108,824
3,507		HCC Insurance Holdings, Inc	112,540
624	*	Health Net, Inc	30,364
11,696		Leucadia National Corp	329,827
557	*	Markel Corp	267,416
9,645		MBIA, Inc	704,664
1,860		Mercury General Corp	98,078
5,946		MGIC Investment Corp	371,863
3,501		Nationwide Financial Services, Inc (Class A)	189,754
16,471		Old Republic International Corp	383,445
700	*	Philadelphia Consolidated Holding Co	31,192
5,685		PMI Group, Inc	268,161
5,001		Protective Life Corp	237,548
5,890		Radian Group, Inc	317,530
2,030		Reinsurance Group Of America, Inc	113,071
8,540		Safeco Corp	534,177
3,918		Stancorp Financial Group, Inc	176,506
7,179		Torchmark Corp	457,733
1,250		Transatlantic Holdings, Inc	77,625
3,395		Unitrin, Inc	170,123
24,550		UnumProvident Corp	510,149
5,372		W.R. Berkley Corp	185,388
114		Wesco Financial Corp	52,440
		TOTAL INSURANCE CARRIERS	8,920,902

JUSTICE, PUBLIC ORDER AND SAFETY - 0.05%
1,493	*	Corrections Corp of America	67,528
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	67,528

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.13%
5,883		Laidlaw International, Inc	179,020
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	179,020

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.12%
7,603		Louisiana-Pacific Corp	$163,693
		TOTAL LUMBER AND WOOD PRODUCTS	163,693

METAL MINING - 0.25%
6,228		Freeport-McMoRan Copper & Gold, Inc (Class B)	347,086
		TOTAL METAL MINING	347,086

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.10%
6,888		Fortune Brands, Inc	588,166
11,369		Hasbro, Inc	309,805
27,908		Mattel, Inc	632,395
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,530,366

MISCELLANEOUS RETAIL - 0.67%
2,864		Barnes & Noble, Inc	113,729
6,759	*	Dollar Tree Stores, Inc	203,446
5,085		OfficeMax, Inc	252,470
37,906	*	Rite Aid Corp	206,209
4,032		Tiffany & Co	158,216
		TOTAL MISCELLANEOUS RETAIL	934,070

MOTION PICTURES - 0.19%
14,414	*	Discovery Holding Co (Class A)	231,921
1,036	*	DreamWorks Animation SKG, Inc (Class A)	30,552
		TOTAL MOTION PICTURES	262,473

NONDEPOSITORY INSTITUTIONS - 1.11%
10,181		American Capital Strategies Ltd	470,973
6,351	*	AmeriCredit Corp	159,855
2,145		CapitalSource, Inc	58,580
14,281		CIT Group, Inc	796,451
180	*	Nelnet, Inc (Class A)	4,925
270		Student Loan Corp	55,971
		TOTAL NONDEPOSITORY INSTITUTIONS	1,546,755

OIL AND GAS EXTRACTION - 1.71%
3,493		Cabot Oil & Gas Corp	211,850
29,575		Chesapeake Energy Corp	859,154
5,996		Cimarex Energy Co	218,854
1,106		Equitable Resources, Inc	46,176
3,924	*	Forest Oil Corp	128,236
775	*	National Oilwell Varco, Inc	47,415
8,775		Pioneer Natural Resources Co	348,280
4,049		Pogo Producing Co	196,134
2,166	*	Pride International, Inc	65,002
663		Rowan Cos, Inc	22,012
1,593	*	SEACOR Holdings, Inc	157,930
1,814		Tidewater, Inc	87,725
		TOTAL OIL AND GAS EXTRACTION	2,388,768

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 1.05%
7,507		Bemis Co	$255,088
12,972		MeadWestvaco Corp	389,938
18,235	*	Smurfit-Stone Container Corp	192,562
7,083		Sonoco Products Co	269,579
7,915		Temple-Inland, Inc	364,327
		TOTAL PAPER AND ALLIED PRODUCTS	1,471,494

PERSONAL SERVICES - 0.18%
4,820	*	Sally Beauty Holdings, Inc	37,596
21,190		Service Corp International	217,198
		TOTAL PERSONAL SERVICES	254,794

PETROLEUM AND COAL PRODUCTS - 2.56%
4,066		Ashland, Inc	281,286
3,734		Frontier Oil Corp	107,315
17,336		Hess Corp	859,346
13,365		Murphy Oil Corp	679,610
9,210	*	Newfield Exploration Co	423,200
12,693		Noble Energy, Inc	622,846
4,383		Sunoco, Inc	273,324
4,904		Tesoro Corp	322,536
		TOTAL PETROLEUM AND COAL PRODUCTS	3,569,463

PRIMARY METAL INDUSTRIES - 0.73%
150		Carpenter Technology Corp	15,378
3,031		Hubbell, Inc (Class B)	137,032
6,700		Steel Dynamics, Inc	217,415
8,817		United States Steel Corp	644,875
		TOTAL PRIMARY METAL INDUSTRIES	1,014,700

PRINTING AND PUBLISHING - 2.08%
17,040		Gannett Co, Inc	1,030,238
3,616		McClatchy Co (Class A)	156,573
9,471		New York Times Co (Class A)	230,714
4,696		R.H. Donnelley Corp	294,580
15,479		R.R. Donnelley & Sons Co	550,124
13,053		Tribune Co	401,771
327		Washington Post Co (Class B)	243,811
		TOTAL PRINTING AND PUBLISHING	2,907,811

RAILROAD TRANSPORTATION - 0.47%
16,222		CSX Corp	558,523
3,345	*	Kansas City Southern Industries, Inc	96,938
		TOTAL RAILROAD TRANSPORTATION	655,461

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS- 0.37%
1,868	*	Jarden Corp	64,988
7,685		Newell Rubbermaid, Inc	222,481
3,425		Sealed Air Corp	222,351
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	509,820

SECURITY AND COMMODITY BROKERS - 1.98%
5,485		A.G. Edwards, Inc	347,146

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
15,393		Ameriprise Financial, Inc	$838,919
2,407	*	E*Trade Financial Corp	53,965
6,977		Janus Capital Group, Inc	150,633
8,487		Jefferies Group, Inc	227,621
4,003		Legg Mason, Inc	380,485
240	*	Nymex Holdings, Inc	29,762
5,490	*	NYSE Group, Inc	533,628
6,490		Raymond James Financial, Inc	196,712
		TOTAL SECURITY AND COMMODITY BROKERS	2,758,871

SPECIAL TRADE CONTRACTORS - 0.06%
4,257	*	Quanta Services, Inc	83,735
		TOTAL SPECIAL TRADE CONTRACTORS	83,735

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
801		Gentex Corp	12,464
2,996	*	USG Corp	164,181
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	176,645

TOBACCO PRODUCTS - 0.52%
6,681		Loews Corp (Carolina Group)	432,394
5,128		UST, Inc	298,450
		TOTAL TOBACCO PRODUCTS	730,844

TRANSPORTATION BY AIR - 0.59%
3,508	*	AMR Corp	106,047
24,150		Southwest Airlines Co	369,978
7,925	*	UAL Corp	348,700
		TOTAL TRANSPORTATION BY AIR	824,725

TRANSPORTATION EQUIPMENT - 2.17%
5,939		Autoliv, Inc	358,122
5,494		Brunswick Corp	175,259
129,363	*	Ford Motor Co	971,516
12,366		Genuine Parts Co	586,519
660		Goodrich Corp	30,063
4,394		ITT Industries, Inc	249,667
7,354		Paccar, Inc	477,275
1,030	*	Spirit Aerosystems Holdings, Inc (Class A)	34,474
633		Textron, Inc	59,356
250		Trinity Industries, Inc	8,800
3,193	*	TRW Automotive Holdings Corp	82,603
		TOTAL TRANSPORTATION EQUIPMENT	3,033,654

TRANSPORTATION SERVICES - 0.29%
1,588		GATX Corp	68,808
1,880	*	Hertz Global Holdings, Inc	32,693
9,505		Sabre Holdings Corp (Class A)	303,114
		TOTAL TRANSPORTATION SERVICES	404,615

TRUCKING AND WAREHOUSING - 0.15%
2,158	*	Swift Transportation Co, Inc	56,691
4,254	*	YRC Worldwide, Inc	160,503
		TOTAL TRUCKING AND WAREHOUSING	217,194

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.19%
3,236		Alexander & Baldwin, Inc	$143,484
2,129		Overseas Shipholding Group, Inc	119,863
		TOTAL WATER TRANSPORTATION	263,347

WHOLESALE TRADE-DURABLE GOODS - 0.91%
6,315		Adesa, Inc	175,241
7,515	*	Arrow Electronics, Inc	237,098
3,787		BorgWarner, Inc	223,509
10,039	*	Ingram Micro, Inc (Class A)	204,896
4,696		Reliance Steel & Aluminum Co	184,928
3,969	*	Tech Data Corp	150,306
1,481		W.W. Grainger, Inc	103,581
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,279,559

WHOLESALE TRADE-NONDURABLE GOODS - 1.11%
253		Airgas, Inc	10,252
370	*	Bare Escentuals, Inc	11,496
9,740	*	Dean Foods Co	411,807
32,255		Safeway, Inc	1,114,729
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,548,284

		TOTAL COMMON STOCKS	138,294,526
		(Cost $121,648,259)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.77%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.77%
$ 1,070,000	d	Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	1,069,423
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,069,423

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,069,857)	1,069,423

		TOTAL PORTFOLIO - 99.86%
		(Cost $122,718,116)	139,363,949

		OTHER ASSETS & LIABILITIES, NET - 0.14%	196,266

		NET ASSETS - 100.00%	$139,560,215

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin or
		other requirements on futures contracts in the amout of $55,392

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.51%
AMUSEMENT AND RECREATION SERVICES - 0.54%
5,695		Harrah's Entertainment, Inc	$471,090
1,160		International Speedway Corp (Class A)	59,206
2,334	*	Penn National Gaming, Inc	97,141
2,859		Warner Music Group Corp	65,614
		TOTAL AMUSEMENT AND RECREATION SERVICES	693,051

APPAREL AND ACCESSORY STORES - 1.33%
2,729		Abercrombie & Fitch Co (Class A)	190,020
5,302		American Eagle Outfitters, Inc	165,475
2,174	*	AnnTaylor Stores Corp	71,394
5,731	*	Chico's FAS, Inc	118,574
2,948		Claire's Stores, Inc	97,697
4,960		Foot Locker, Inc	108,773
3,051	*	Hanesbrands, Inc	72,065
10,578		Limited Brands, Inc	306,127
7,319		Nordstrom, Inc	361,119
4,329		Ross Stores, Inc	126,840
3,796	*	Urban Outfitters, Inc	87,422
		TOTAL APPAREL AND ACCESSORY STORES	1,705,506

APPAREL AND OTHER TEXTILE PRODUCTS - 0.49%
3,560		Jones Apparel Group, Inc	119,011
3,270		Liz Claiborne, Inc	142,114
1,910		Polo Ralph Lauren Corp	148,331
2,698		VF Corp	221,452
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	630,908

AUTO REPAIR, SERVICES AND PARKING - 0.07%
1,797		Ryder System, Inc	91,755
		TOTAL AUTO REPAIR, SERVICES AND PARKING	91,755

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.62%
3,216		Advance Auto Parts	114,361
4,724	*	Autonation, Inc	100,716
1,564	*	Autozone, Inc	180,736
3,390	*	Carmax, Inc	181,806
2,057	*	Copart, Inc	61,710
3,664	*	O'Reilly Automotive, Inc	117,468
1,932		United Auto Group, Inc	45,537
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	802,334

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.28%
3,933		Fastenal Co	141,116
3,499		Sherwin-Williams Co	222,466
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	363,582

BUSINESS SERVICES - 7.11%
8,777	*	Activision, Inc	151,315
2,598		Acxiom Corp	66,639

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,903	*	Affiliated Computer Services, Inc (Class A)	$141,783
4,778	*	Akamai Technologies, Inc	253,807
2,405	*	Alliance Data Systems Corp	150,240
7,150	*	Autodesk, Inc	289,289
11,485	*	BEA Systems, Inc	144,481
6,598	*	BMC Software, Inc	212,456
1,553		Brink's Co	99,268
12,825		CA, Inc	290,486
8,770	*	Cadence Design Systems, Inc	157,071
4,307	*	Ceridian Corp	120,510
1,994	*	Cerner Corp	90,727
2,640	*	Checkfree Corp	106,022
2,537	*	ChoicePoint, Inc	99,907
5,650	*	Citrix Systems, Inc	152,833
1,310	*	Clear Channel Outdoor Holdings, Inc (Class A)	36,562
4,327	*	Cognizant Technology Solutions Corp (Class A)	333,871
5,309	*	Computer Sciences Corp	283,341
10,622	*	Compuware Corp	88,481
4,130	*	Convergys Corp	98,211
1,750	*	DST Systems, Inc	109,603
9,387	*	Electronic Arts, Inc	472,729
16,072		Electronic Data Systems Corp	442,784
4,857	*	Emdeon Corp	60,178
4,019		Equifax, Inc	163,171
6,651	*	Expedia, Inc	139,538
1,285	*	F5 Networks, Inc	95,360
1,295		Factset Research Systems, Inc	73,142
2,011		Fair Isaac Corp	81,747
5,851		Fidelity National Information Services, Inc	234,567
5,447	*	Fiserv, Inc	285,532
1,655	*	Getty Images, Inc	70,867
6,194		IMS Health, Inc	170,211
13,547	*	Interpublic Group of Cos, Inc	165,815
10,800	*	Intuit, Inc	329,508
3,579	*	Iron Mountain, Inc	147,956
17,518	*	Juniper Networks, Inc	331,791
1,263	*	Kinetic Concepts, Inc	49,952
2,569	*	Lamar Advertising Co (Class A)	167,987
2,711		Manpower, Inc	203,135
1,903		Mastercard, Inc (Class A)	187,426
4,704	*	McAfee, Inc	133,500
2,603		MoneyGram International, Inc	81,630
3,827	*	Monster Worldwide, Inc	178,491
2,844	*	NAVTEQ Corp	99,455
5,640	*	NCR Corp	241,166
10,719	*	Novell, Inc	66,458
6,018	*	Red Hat, Inc	138,414
4,658		Robert Half International, Inc	172,905
2,749	*	Salesforce.com, Inc	100,201
8,600		ServiceMaster Co	112,746
4,550	*	Synopsys, Inc	121,622
1,120		Total System Services, Inc	29,557
10,643	*	Unisys Corp	83,441
1,883	*	United Rentals, Inc	47,885
7,600	*	VeriSign, Inc	182,780
298	*	WebMD Health Corp (Class A)	11,926
		TOTAL BUSINESS SERVICES	9,152,476

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 5.34%
787	*	Abraxis BioScience, Inc	$21,517
6,946		Air Products & Chemicals, Inc	488,165
1,237		Albemarle Corp	88,817
2,674		Alberto-Culver Co	57,357
2,918		Avery Dennison Corp	198,220
13,964		Avon Products, Inc	461,371
3,286	*	Barr Pharmaceuticals, Inc	164,694
1,870		Cabot Corp	81,476
2,106		Celanese Corp (Series A)	54,503
1,911	*	Cephalon, Inc	134,554
2,115	*	Charles River Laboratories International, Inc	91,474
7,388		Chemtura Corp	71,146
2,031		Church & Dwight Co, Inc	86,622
4,672		Clorox Co	299,709
1,394		Cytec Industries, Inc	78,775
2,588		Dade Behring Holdings, Inc	103,028
2,550		Eastman Chemical Co	151,241
5,590		Ecolab, Inc	252,668
3,866		Estee Lauder Cos (Class A)	157,810
1,256		FMC Corp	96,147
10,097	*	Forest Laboratories, Inc	510,908
4,850	*	Hospira, Inc	162,863
2,964	*	Huntsman Corp	56,227
980	*	Idexx Laboratories, Inc	77,714
2,206	*	ImClone Systems, Inc	59,033
2,851		International Flavors & Fragrances, Inc	140,155
1,582	*	Invitrogen Corp	89,525
7,640	*	King Pharmaceuticals, Inc	121,629
2,220		Lubrizol Corp	111,289
6,726		Lyondell Chemical Co	171,984
7,712	*	Medimmune, Inc	249,637
9,286	*	Millennium Pharmaceuticals, Inc	101,217
4,500	*	Mosaic Co	96,120
6,626		Mylan Laboratories, Inc	132,255
3,291	*	Nalco Holding Co	67,334
3,764	*	PDL BioPharma, Inc	75,807
5,128		PPG Industries, Inc	329,269
4,986		Rohm & Haas Co	254,884
3,680		RPM International, Inc	76,875
1,500		Scotts Miracle-Gro Co (Class A)	77,475
3,371	*	Sepracor, Inc	207,586
2,082		Sigma-Aldrich Corp	161,813
3,174		Valspar Corp	87,729
2,614	*	VCA Antech, Inc	84,145
3,742	*	Vertex Pharmaceuticals, Inc	140,026
3,090	*	Watson Pharmaceuticals, Inc	80,433
482		Westlake Chemical Corp	15,125
		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,878,351

COAL MINING - 0.29%
4,234		Arch Coal, Inc	127,147
5,680		Consol Energy, Inc	182,498
2,659		Massey Energy Co	61,769
		TOTAL COAL MINING	371,414

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
COMMUNICATIONS - 3.99%
13,005	*	American Tower Corp (Class A)	$484,826
14,272	*	Avaya, Inc	199,523
6,710		Cablevision Systems Corp (Class A)	191,101
3,627		CenturyTel, Inc	158,355
10,151		Citizens Communications Co	145,870
6,247	*	Crown Castle International Corp	201,778
1,000	*	CTC Media, Inc	24,010
6,375	*	EchoStar Communications Corp (Class A)	242,441
4,600		Embarq Corp	241,776
1,986		Global Payments, Inc	91,952
1,041		Hearst-Argyle Television, Inc	26,546
5,137	*	IAC/InterActiveCorp	190,891
1,425	*	Leap Wireless International, Inc	84,745
36,256	*	Level 3 Communications, Inc	203,034
12,412	*	Liberty Global, Inc (Class A)	361,810
4,350	*	Liberty Media Corp - Capital (Series A)	426,213
20,398	*	Liberty Media Holding Corp (Interactive A)	439,985
1,834	*	NeuStar, Inc (Class A)	59,495
4,268	*	NII Holdings, Inc	275,030
49,013	*	Qwest Communications International, Inc	410,239
3,392	*	SBA Communications Corp (Class A)	93,280
3,381		Telephone & Data Systems, Inc	183,690
6,673	*	Univision Communications, Inc (Class A)	236,358
491	*	US Cellular Corp	34,169
9,034	*	XM Satellite Radio Holdings, Inc (Class A)	130,541
		TOTAL COMMUNICATIONS	5,137,658

DEPOSITORY INSTITUTIONS - 4.97%
4,094		Associated Banc-Corp	142,799
2,830		Astoria Financial Corp	85,353
2,495		Bancorpsouth, Inc	66,916
1,457		Bank of Hawaii Corp	78,605
764		BOK Financial Corp	42,005
710		Capitol Federal Financial	27,278
1,280		City National Corp	91,136
4,560		Colonial Bancgroup, Inc	117,374
5,032		Comerica, Inc	295,278
5,712		Commerce Bancorp, Inc	201,462
2,282		Commerce Bancshares, Inc	110,472
4,006		Compass Bancshares, Inc	238,958
1,800		Cullen/Frost Bankers, Inc	100,476
1,817		East West Bancorp, Inc	64,358
180		First Citizens Bancshares, Inc (Class A)	36,475
3,827		First Horizon National Corp	159,892
5,241		Fulton Financial Corp	87,525
17,837		Hudson City Bancorp, Inc	247,578
7,603		Huntington Bancshares, Inc	180,571
2,191		IndyMac Bancorp, Inc	98,946
1,990		Investors Financial Services Corp	84,913
12,531		Keycorp	476,554
2,349		M&T Bank Corp	286,954
7,843		Marshall & Ilsley Corp	377,327
3,820		Mercantile Bankshares Corp	178,738
8,683		New York Community Bancorp, Inc	139,796
6,758		Northern Trust Corp	410,143
1,870		People's Bank	83,439

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,633		Popular, Inc	$154,962
3,210		Sky Financial Group, Inc	91,613
2,541		South Financial Group, Inc	67,565
12,162		Sovereign Bancorp, Inc	308,793
8,390		Synovus Financial Corp	258,664
4,250		TCF Financial Corp	116,535
3,299		TD Banknorth, Inc	106,492
1,754		UnionBanCal Corp	107,433
3,626		Valley National Bancorp	96,125
2,821		Washington Federal, Inc	66,378
1,811		Webster Financial Corp	88,232
2,041		Whitney Holding Corp	66,577
2,110		Wilmington Trust Corp	88,979
3,290		Zions Bancorporation	271,228
		TOTAL DEPOSITORY INSTITUTIONS	6,400,897

EATING AND DRINKING PLACES - 1.05%
3,749		Aramark Corp (Class B)	125,404
4,012		Brinker International, Inc	121,002
2,361	*	Cheesecake Factory	58,081
4,591		Darden Restaurants, Inc	184,420
2,120		OSI Restaurant Partners, Inc	83,104
5,934		Tim Hortons, Inc	171,849
3,580		Wendy's International, Inc	118,462
8,370		Yum! Brands, Inc	492,156
		TOTAL EATING AND DRINKING PLACES	1,354,478

EDUCATIONAL SERVICES - 0.31%
4,318	*	Apollo Group, Inc (Class A)	168,272
3,119	*	Career Education Corp	77,289
1,285	*	ITT Educational Services, Inc	85,285
1,392	*	Laureate Education, Inc	67,693
		TOTAL EDUCATIONAL SERVICES	398,539

ELECTRIC, GAS, AND SANITARY SERVICES - 9.14%
20,411	*	AES Corp	449,858
2,390		AGL Resources, Inc	92,995
5,058	*	Allegheny Energy, Inc	232,213
3,700		Alliant Energy Corp	139,749
8,013	*	Allied Waste Industries, Inc	98,480
6,363		Ameren Corp	341,884
12,207		American Electric Power Co, Inc	519,774
4,220		Aqua America, Inc	96,132
2,512		Atmos Energy Corp	80,158
9,185		Centerpoint Energy, Inc	152,287
6,567	*	CMS Energy Corp	109,669
7,619		Consolidated Edison, Inc	366,245
5,549		Constellation Energy Group, Inc	382,160
3,544	*	Covanta Holding Corp	78,110
3,490		DPL, Inc	96,952
5,510		DTE Energy Co	266,739
11,580	*	Dynegy, Inc (Class A)	83,839
10,097		Edison International	459,212
21,577		El Paso Corp	329,697
2,252		Energen Corp	105,709
4,681		Energy East Corp	116,089
6,441	d	Entergy Corp	594,633

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,450		Great Plains Energy, Inc	$77,910
2,570		Hawaiian Electric Industries, Inc	69,776
5,419		KeySpan Corp	223,154
3,300		Kinder Morgan, Inc	348,975
5,310		MDU Resources Group, Inc	136,148
7,936	*	Mirant Corp	250,540
2,726		National Fuel Gas Co	105,060
8,452		NiSource, Inc	203,693
4,550		Northeast Utilities	128,128
3,921	*	NRG Energy, Inc	219,615
3,390		NSTAR	116,480
2,900		OGE Energy Corp	116,000
3,461		Oneok, Inc	149,238
5,900		Pepco Holdings, Inc	153,459
10,764		PG&E Corp	509,460
3,090		Pinnacle West Capital Corp	156,632
11,798		PPL Corp	422,840
7,842		Progress Energy, Inc	384,885
3,860		Puget Energy, Inc	97,890
2,650		Questar Corp	220,083
9,508	*	Reliant Energy, Inc	135,109
3,700		Republic Services, Inc	150,479
3,608		SCANA Corp	146,557
8,014		Sempra Energy	449,105
6,854	*	Sierra Pacific Resources	115,353
3,305		Southern Union Co	92,375
1,361	*	Stericycle, Inc	102,756
6,191		TECO Energy, Inc	106,671
3,516		UGI Corp	95,916
2,370		Vectren Corp	67,024
18,456		Williams Cos, Inc	482,071
3,620		Wisconsin Energy Corp	171,805
1,389		WPS Resources Corp	75,048
12,570		Xcel Energy, Inc	289,864
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	11,762,683

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.64%
3,989	*	ADC Telecommunications, Inc	57,960
5,267	*	Agere Systems, Inc	100,968
11,137	*	Altera Corp	219,176
5,330		American Power Conversion Corp	163,045
3,292		Ametek, Inc	104,817
2,778		Amphenol Corp (Class A)	172,458
10,605		Analog Devices, Inc	348,586
13,257	*	Atmel Corp	80,205
3,779	*	Avnet, Inc	96,478
1,410		AVX Corp	20,854
2,467	*	Ciena Corp	68,361
5,957	*	Comverse Technology, Inc	125,752
2,210	*	Cree, Inc	38,277
4,523	*	Cypress Semiconductor Corp	76,303
1,316	*	Dolby Laboratories, Inc (Class A)	40,822
1,701	*	Energizer Holdings, Inc	120,754
4,006	*	Fairchild Semiconductor International, Inc	67,341
2,067		Harman International Industries, Inc	206,514
4,159		Harris Corp	190,732
5,912	*	Integrated Device Technology, Inc	91,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,220	*	International Rectifier Corp	$85,537
4,630		Intersil Corp (Class A)	110,750
6,561	*	JDS Uniphase Corp	109,306
3,779		L-3 Communications Holdings, Inc	309,047
1,350		Lincoln Electric Holdings, Inc	81,567
9,412		Linear Technology Corp	285,372
11,960	*	LSI Logic Corp	107,640
9,943		Maxim Integrated Products, Inc	304,455
4,611	*	MEMC Electronic Materials, Inc	180,475
6,641		Microchip Technology, Inc	217,161
22,210	*	Micron Technology, Inc	310,052
4,047		Molex, Inc	128,007
10,471		National Semiconductor Corp	237,692
11,600	*	Network Appliance, Inc	455,648
3,986	*	Novellus Systems, Inc	137,198
10,912	*	Nvidia Corp	403,853
6,787	*	PMC - Sierra, Inc	45,541
4,760	*	QLogic Corp	104,339
4,250		RadioShack Corp	71,315
2,927	*	Rambus, Inc	55,408
17,162	*	Sanmina-SCI Corp	59,209
1,645	*	Silicon Laboratories, Inc	56,999
43,670	*	Sirius Satellite Radio, Inc	154,592
1,413	*	Spansion, Inc (Class A)	20,997
1,362		Teleflex, Inc	87,931
13,995	*	Tellabs, Inc	143,589
1,936	*	Thomas & Betts Corp	91,534
5,563	*	Vishay Intertechnology, Inc	75,323
2,256		Whirlpool Corp	187,293
10,649		Xilinx, Inc	253,553
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,262,304

ENGINEERING AND MANAGEMENT SERVICES - 1.78%
3,486	*	Amylin Pharmaceuticals, Inc	125,740
11,545	*	Celgene Corp	664,184
1,285		Corporate Executive Board Co	112,695
2,710		Fluor Corp	221,272
1,567	*	Gen-Probe, Inc	82,064
3,275	*	Hewitt Associates, Inc (Class A)	84,331
1,827	*	Jacobs Engineering Group, Inc	148,974
860	*	KBR, Inc	22,498
10,421		Paychex, Inc	412,046
4,905		Quest Diagnostics, Inc	259,965
2,483	*	Shaw Group, Inc	83,181
1,597	*	URS Corp	68,431
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,285,381

FABRICATED METAL PRODUCTS - 0.52%
1,093	*	Alliant Techsystems, Inc	85,462
3,319		Ball Corp	144,708
3,564		Commercial Metals Co	91,951
1,556		Crane Co	57,012
5,204	*	Crown Holdings, Inc	108,868
3,100		Pentair, Inc	97,340
1,810		Snap-On, Inc	86,228
		TOTAL FABRICATED METAL PRODUCTS	671,569

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 2.82%
850	*	Burger King Holdings, Inc	$17,935
6,989		Campbell Soup Co	271,802
9,471		Coca-Cola Enterprises, Inc	193,398
16,106		ConAgra Foods, Inc	434,862
6,155	*	Constellation Brands, Inc (Class A)	178,618
2,113		Corn Products International, Inc	72,983
5,893		Del Monte Foods Co	65,000
10,383		H.J. Heinz Co	467,339
1,964	*	Hansen Natural Corp	66,148
5,468		Hershey Co	272,306
2,300		Hormel Foods Corp	85,882
1,806		J.M. Smucker Co	87,537
4,110		McCormick & Co, Inc	158,482
1,498		Molson Coors Brewing Co (Class B)	114,507
4,353		Pepsi Bottling Group, Inc	134,551
1,760		PepsiAmericas, Inc	36,925
23,571		Sara Lee Corp	401,414
3,048	*	Smithfield Foods, Inc	78,212
6,885		Tyson Foods, Inc (Class A)	113,258
7,281		Wrigley (Wm.) Jr Co	376,573
		TOTAL FOOD AND KINDRED PRODUCTS	3,627,732

FOOD STORES - 0.78%
22,386		Kroger Co	516,445
960	*	Panera Bread Co (Class A)	53,674
6,345		Supervalu, Inc	226,834
4,344		Whole Foods Market, Inc	203,864
		TOTAL FOOD STORES	1,000,817

FORESTRY - 0.08%
2,369		Rayonier, Inc	97,247
		TOTAL FORESTRY	97,247

FURNITURE AND FIXTURES - 0.53%
1,950		Hillenbrand Industries, Inc	111,014
1,590		HNI Corp	70,612
5,373		Leggett & Platt, Inc	128,415
12,310		Masco Corp	367,700
		TOTAL FURNITURE AND FIXTURES	677,741

FURNITURE AND HOMEFURNISHINGS STORES - 0.63%
8,704	*	Bed Bath & Beyond, Inc	331,622
5,240		Circuit City Stores, Inc	99,455
2,086	*	GameStop Corp (Class A)	114,959
1,560	*	Mohawk Industries, Inc	116,782
2,652		Steelcase, Inc (Class A)	48,160
3,114		Williams-Sonoma, Inc	97,904
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	808,882

GENERAL BUILDING CONTRACTORS - 1.20%
1,356		Beazer Homes USA, Inc	63,746
3,717		Centex Corp	209,156
9,632		DR Horton, Inc	255,152
2,540		KB Home	130,251
4,082		Lennar Corp (Class A)	214,142
1,093		MDC Holdings, Inc	62,356

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
150	*	NVR, Inc	$96,750
6,592		Pulte Homes, Inc	218,327
1,310		Ryland Group, Inc	71,552
2,270		Standard-Pacific Corp	60,813
4,200	*	Toll Brothers, Inc	135,366
1,183		Walter Industries, Inc	32,000
		TOTAL GENERAL BUILDING CONTRACTORS	1,549,611

GENERAL MERCHANDISE STORES - 1.14%
2,009	*	BJ's Wholesale Club, Inc	62,500
1,969		Dillard's, Inc (Class A)	68,856
9,310		Dollar General Corp	149,519
4,628		Family Dollar Stores, Inc	135,739
7,272		JC Penney Co, Inc	562,562
4,460		Saks, Inc	79,477
14,196		TJX Cos, Inc	404,870
		TOTAL GENERAL MERCHANDISE STORES	1,463,523

HEALTH SERVICES - 2.41%
5,976		AmerisourceBergen Corp	268,681
693		Brookdale Senior Living, Inc	33,264
3,172		Cigna Corp	417,340
3,174	*	Community Health Systems, Inc	115,914
1,478	*	Covance, Inc	87,069
4,928	*	Coventry Health Care, Inc	246,646
3,202	*	DaVita, Inc	182,130
1,834	*	Edwards Lifesciences Corp	86,271
3,569	*	Express Scripts, Inc	255,540
7,504		Health Management Associates, Inc (Class A)	158,409
3,840	*	Laboratory Corp of America Holdings	282,125
1,898	*	LifePoint Hospitals, Inc	63,963
2,843	*	Lincare Holdings, Inc	113,265
2,329		Manor Care, Inc	109,277
3,574		Omnicare, Inc	138,064
1,628	*	Pediatrix Medical Group, Inc	79,609
3,098		Pharmaceutical Product Development, Inc	99,818
1,868	*	Sierra Health Services, Inc	67,323
14,601	*	Tenet Healthcare Corp	101,769
2,819	*	Triad Hospitals, Inc	117,919
1,430		Universal Health Services, Inc (Class B)	79,265
		TOTAL HEALTH SERVICES	3,103,661

HOLDING AND OTHER INVESTMENT OFFICES - 8.96%
893	*	Affiliated Managers Group, Inc	93,881
4,400		Allied Capital Corp	143,792
2,736		AMB Property Corp	160,357
6,190		Annaly Mortgage Management, Inc	86,103
3,014		Apartment Investment & Management Co (Class A)	168,844
6,626		Archstone-Smith Trust	385,699
2,300		AvalonBay Communities, Inc	299,115
3,532		Boston Properties, Inc	395,160
2,772		Brandywine Realty Trust	92,169
1,535		BRE Properties, Inc (Class A)	99,806
1,793		Camden Property Trust	132,413
1,895		CBL & Associates Properties, Inc	82,148
1,464		Colonial Properties Trust	68,632
2,989		Developers Diversified Realty Corp	188,158

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,190		Douglas Emmett, Inc	$58,232
4,221		Duke Realty Corp	172,639
11,345		Equity Office Properties Trust	546,489
9,025		Equity Residential	458,019
710		Essex Property Trust, Inc	91,768
1,670		Federal Realty Investment Trust	141,950
5,331		General Growth Properties, Inc	278,438
457		Global Signal, Inc	24,070
6,150		Health Care Property Investors, Inc	226,443
2,100		Health Care REIT, Inc	90,342
2,641		Hospitality Properties Trust	125,527
16,044		Host Marriott Corp	393,880
6,550		HRPT Properties Trust	80,893
25,550		iShares Russell Midcap Index Fund	2,550,912
3,910		iStar Financial, Inc	186,976
1,023		Kilroy Realty Corp	79,794
6,855		Kimco Realty Corp	308,132
2,799		Liberty Property Trust	137,543
2,220		Macerich Co	192,185
1,919		Mack-Cali Realty Corp	97,869
1,536		New Century Financial Corp	48,522
3,085		New Plan Excel Realty Trust	84,776
9,019		NTL, Inc	227,640
5,710		Plum Creek Timber Co, Inc	227,544
7,537		Prologis	458,023
3,769		Public Storage, Inc	367,478
2,266		Reckson Associates Realty Corp	103,330
2,128		Regency Centers Corp	166,346
1,350		SL Green Realty Corp	179,253
1,617		Taubman Centers, Inc	82,241
3,490		Thornburg Mortgage, Inc	87,704
4,216		United Dominion Realty Trust, Inc	134,027
3,059		Ventas, Inc	129,457
4,031		Vornado Realty Trust	489,767
2,487		Weingarten Realty Investors	114,676
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	11,539,162

HOTELS AND OTHER LODGING PLACES - 1.10%
1,361		Boyd Gaming Corp	61,667
1,094		Choice Hotels International, Inc	46,057
11,926		Hilton Hotels Corp	416,217
3,684	*	MGM Mirage	211,277
6,734		Starwood Hotels & Resorts Worldwide, Inc	420,875
1,478		Station Casinos, Inc	120,708
1,459		Wynn Resorts Ltd	136,927
		TOTAL HOTELS AND OTHER LODGING PLACES	1,413,728

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.02%
2,996	*	AGCO Corp	92,696
5,521		American Standard Cos, Inc	253,138
2,120		Black & Decker Corp	169,536
903		Carlisle Cos, Inc	70,886
1,851		CDW Corp	130,162
1,627		Cummins, Inc	192,279
2,080		Diebold, Inc	96,928
2,230		Donaldson Co, Inc	77,403
6,317		Dover Corp	309,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
920	*	Dresser-Rand Group, Inc	$22,512
4,653		Eaton Corp	349,626
1,844	*	Flowserve Corp	93,067
2,012	*	FMC Technologies, Inc	124,000
1,683	*	Gardner Denver, Inc	62,793
2,121		Graco, Inc	84,034
4,059	*	Grant Prideco, Inc	161,426
1,678		IDEX Corp	79,554
10,463		International Game Technology	483,391
5,677		Jabil Circuit, Inc	139,370
3,820		Joy Global, Inc	184,659
1,325		Kennametal, Inc	77,976
4,354	*	Lam Research Corp	220,399
1,992		Lennox International, Inc	60,975
3,029	*	Lexmark International, Inc (Class A)	221,723
1,971		Manitowoc Co, Inc	117,137
3,708		Pall Corp	128,111
3,723		Parker Hannifin Corp	286,224
310	*	Riverbed Technology, Inc	9,517
5,177		Rockwell Automation, Inc	316,211
6,952	*	SanDisk Corp	299,145
1,829	*	Scientific Games Corp (Class A)	55,291
6,628		Smith International, Inc	272,212
27,025	*	Solectron Corp	87,021
1,760		SPX Corp	107,642
2,394		Stanley Works	120,394
7,483	*	Symbol Technologies, Inc	111,796
3,108	*	Terex Corp	200,715
2,491		Timken Co	72,687
1,432		Toro Co	66,774
4,073	*	Varian Medical Systems, Inc	193,753
1,220	*	VeriFone Holdings, Inc	43,188
6,900	*	Western Digital Corp	141,174
2,193	*	Zebra Technologies Corp (Class A)	76,294
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,463,478

INSTRUMENTS AND RELATED PRODUCTS - 4.56%
1,836	*	Advanced Medical Optics, Inc	64,627
4,626		Allergan, Inc	553,917
5,740		Applera Corp (Applied Biosystems Group)	210,601
857	*	Armor Holdings, Inc	47,006
3,203		Bard (C.R.), Inc	265,753
1,790		Bausch & Lomb, Inc	93,187
2,010		Beckman Coulter, Inc	120,198
7,630		Biomet, Inc	314,890
1,518		Cooper Cos, Inc	67,551
4,926		Dentsply International, Inc	147,041
1,260		DRS Technologies, Inc	66,377
8,901		Eastman Kodak Co	229,646
1,077	*	Intuitive Surgical, Inc	103,284
6,170		Kla-Tencor Corp	306,958
1,256	*	Mettler-Toledo International, Inc	99,036
1,599	*	Millipore Corp	106,493
1,810		National Instruments Corp	49,304
3,730		PerkinElmer, Inc	82,918
6,883		Pitney Bowes, Inc	317,926
2,220	*	Resmed, Inc	109,268

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,430	*	Respironics, Inc	$91,733
5,301		Rockwell Collins, Inc	335,500
2,554		Roper Industries, Inc	128,313
11,187	*	St. Jude Medical, Inc	408,997
1,274	*	Techne Corp	70,643
2,590		Tektronix, Inc	75,550
5,390	*	Teradyne, Inc	80,634
12,770	*	Thermo Electron Corp	578,353
1,688	*	Trimble Navigation Ltd	85,632
3,046	*	Waters Corp	149,163
29,931	*	Xerox Corp	507,330
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,867,829

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
9,882		AON Corp	349,230
3,354		Brown & Brown, Inc	94,616
3,020		Gallagher (Arthur J.) & Co	89,241
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	533,087

INSURANCE CARRIERS - 3.64%
169	*	Alleghany Corp	61,448
3,278		Ambac Financial Group, Inc	291,971
2,801		American Financial Group, Inc	100,584
475		American National Insurance Co	54,202
3,995		Assurant, Inc	220,724
4,789		Cincinnati Financial Corp	216,990
780	*	CNA Financial Corp	31,450
4,473	*	Conseco, Inc	89,371
1,476		Erie Indemnity Co (Class A)	85,578
6,668		Fidelity National Title Group, Inc (Class A)	159,232
2,530		First American Corp	102,920
1,374		Hanover Insurance Group, Inc	67,051
3,282		HCC Insurance Holdings, Inc	105,319
3,570	*	Health Net, Inc	173,716
5,092	*	Humana, Inc	281,639
4,808		Leucadia National Corp	135,586
315	*	Markel Corp	151,232
4,169		MBIA, Inc	304,587
790		Mercury General Corp	41,657
2,575		MGIC Investment Corp	161,041
1,323		Nationwide Financial Services, Inc (Class A)	71,707
7,130		Old Republic International Corp	165,986
1,698	*	Philadelphia Consolidated Holding Co	75,663
2,530		PMI Group, Inc	119,340
2,160		Protective Life Corp	102,600
2,552		Radian Group, Inc	137,578
970		Reinsurance Group Of America, Inc	54,029
3,697		Safeco Corp	231,247
1,690		Stancorp Financial Group, Inc	76,135
3,105		Torchmark Corp	197,975
926		Transatlantic Holdings, Inc	57,505
1,350		Unitrin, Inc	67,649
10,618		UnumProvident Corp	220,642
5,001		W.R. Berkley Corp	172,585
953	*	WellCare Health Plans, Inc	65,662
59		Wesco Financial Corp	27,140
		TOTAL INSURANCE CARRIERS	4,679,741

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.07%
1,987	*	Corrections Corp of America	$89,872
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	89,872

LEATHER AND LEATHER PRODUCTS - 0.40%
11,926	*	Coach, Inc	512,341
		TOTAL LEATHER AND LEATHER PRODUCTS	512,341

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.07%
2,761		Laidlaw International, Inc	84,017
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	84,017

LUMBER AND WOOD PRODUCTS - 0.06%
3,370		Louisiana-Pacific Corp	72,556
		TOTAL LUMBER AND WOOD PRODUCTS	72,556

METAL MINING - 0.31%
1,524		Foundation Coal Holdings, Inc	48,402
5,836		Freeport-McMoRan Copper & Gold, Inc (Class B)	325,240
542		Southern Copper Corp	29,208
		TOTAL METAL MINING	402,850

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
4,544		Fortune Brands, Inc	388,012
4,694		Hasbro, Inc	127,912
12,077		Mattel, Inc	273,665
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	789,589

MISCELLANEOUS RETAIL - 1.24%
9,674	*	Amazon.com, Inc	381,736
1,583		Barnes & Noble, Inc	62,861
1,657	*	Coldwater Creek, Inc	40,630
1,193	*	Dick's Sporting Goods, Inc	58,445
3,380	*	Dollar Tree Stores, Inc	101,738
1,214		MSC Industrial Direct Co (Class A)	47,528
1,034	*	Nutri/System, Inc	65,545
8,902	*	Office Depot, Inc	339,789
2,205		OfficeMax, Inc	109,478
4,295		Petsmart, Inc	123,954
16,129	*	Rite Aid Corp	87,742
4,421		Tiffany & Co	173,480
		TOTAL MISCELLANEOUS RETAIL	1,592,926

MOTION PICTURES - 0.16%
8,269	*	Discovery Holding Co (Class A)	133,048
1,426	*	DreamWorks Animation SKG, Inc (Class A)	42,053
1,722		Regal Entertainment Group (Class A)	36,713
		TOTAL MOTION PICTURES	211,814

NONDEPOSITORY INSTITUTIONS - 0.66%
4,386		American Capital Strategies Ltd	202,896
3,710	*	AmeriCredit Corp	93,381
2,869		CapitalSource, Inc	78,352
6,182		CIT Group, Inc	344,770
1,275		First Marblehead Corp	69,679
858	*	Nelnet, Inc (Class A)	23,475

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
151		Student Loan Corp	$31,302
		TOTAL NONDEPOSITORY INSTITUTIONS	843,855

NONMETALLIC MINERALS, EXCEPT FUELS - 0.25%
1,501		Florida Rock Industries, Inc	64,618
2,929		Vulcan Materials Co	263,229
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	327,847

OIL AND GAS EXTRACTION - 3.12%
9,275		BJ Services Co	271,943
1,513		Cabot Oil & Gas Corp	91,763
3,576	*	Cameron International Corp	189,707
1,841	*	Cheniere Energy, Inc	53,150
12,787		Chesapeake Energy Corp	371,462
2,548		Cimarex Energy Co	93,002
844	*	CNX Gas Corp	21,522
3,540	*	Denbury Resources, Inc	98,377
1,840		Diamond Offshore Drilling, Inc	147,090
4,770		ENSCO International, Inc	238,786
3,740		Equitable Resources, Inc	156,145
1,736	*	Forest Oil Corp	56,732
2,991	*	Global Industries Ltd	39,003
2,741	*	Helix Energy Solutions Group, Inc	85,985
3,328		Helmerich & Payne, Inc	81,436
5,405	*	National Oilwell Varco, Inc	330,678
1,460	*	Oceaneering International, Inc	57,962
4,694		Patterson-UTI Energy, Inc	109,042
3,814		Pioneer Natural Resources Co	151,378
2,316	*	Plains Exploration & Production Co	110,079
1,801		Pogo Producing Co	87,240
5,063	*	Pride International, Inc	151,941
1,934	*	Quicksilver Resources, Inc	70,765
4,153		Range Resources Corp	114,041
3,478		Rowan Cos, Inc	115,470
752	*	SEACOR Holdings, Inc	74,553
5,192	*	Southwestern Energy Co	181,980
1,856		St. Mary Land & Exploration Co	68,375
2,607	*	Superior Energy Services	85,197
2,309	*	Tetra Technologies, Inc	59,064
1,959		Tidewater, Inc	94,737
1,909	*	Todco	65,231
1,424	*	Unit Corp	68,993
820		W&T Offshore, Inc	25,190
		TOTAL OIL AND GAS EXTRACTION	4,018,019

PAPER AND ALLIED PRODUCTS - 0.54%
3,380		Bemis Co	114,852
5,618		MeadWestvaco Corp	168,877
2,621		Packaging Corp of America	57,924
7,830	*	Smurfit-Stone Container Corp	82,685
3,150		Sonoco Products Co	119,889
3,258		Temple-Inland, Inc	149,966
		TOTAL PAPER AND ALLIED PRODUCTS	694,193

PERSONAL SERVICES - 0.46%
4,346		Cintas Corp	172,580
10,180		H&R Block, Inc	234,547

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,304	*	Sally Beauty Holdings, Inc	$17,971
8,730		Service Corp International	89,483
1,432		Weight Watchers International, Inc	75,223
		TOTAL PERSONAL SERVICES	589,804

PETROLEUM AND COAL PRODUCTS - 1.40%
1,919		Ashland, Inc	132,756
3,440		Frontier Oil Corp	98,866
7,495		Hess Corp	371,527
1,486		Holly Corp	76,380
5,786		Murphy Oil Corp	294,218
3,982	*	Newfield Exploration Co	182,973
5,490		Noble Energy, Inc	269,394
3,817		Sunoco, Inc	238,028
2,040		Tesoro Corp	134,171
		TOTAL PETROLEUM AND COAL PRODUCTS	1,798,313

PRIMARY METAL INDUSTRIES - 0.95%
3,101		Allegheny Technologies, Inc	281,199
781		Carpenter Technology Corp	80,068
2,010		Hubbell, Inc (Class B)	90,872
4,183		Precision Castparts Corp	327,445
2,650		Steel Dynamics, Inc	85,993
2,473	*	Titanium Metals Corp	72,978
3,871		United States Steel Corp	283,125
		TOTAL PRIMARY METAL INDUSTRIES	1,221,680

PRINTING AND PUBLISHING - 1.40%
1,837		Dow Jones & Co, Inc	69,806
1,986	*	Dun & Bradstreet Corp	164,421
2,639		EW Scripps Co (Class A)	131,792
7,366		Gannett Co, Inc	445,348
1,690		Harte-Hanks, Inc	46,830
1,423		John Wiley & Sons, Inc (Class A)	54,743
1,625		McClatchy Co (Class A)	70,363
850		Meredith Corp	47,898
4,104		New York Times Co (Class A)	99,973
1,939		R.H. Donnelley Corp	121,633
6,659		R.R. Donnelley & Sons Co	236,661
5,649		Tribune Co	173,876
181		Washington Post Co (Class B)	134,954
		TOTAL PRINTING AND PUBLISHING	1,798,298

RAILROAD TRANSPORTATION - 0.42%
13,700		CSX Corp	471,691
2,370	*	Kansas City Southern Industries, Inc	68,683
		TOTAL RAILROAD TRANSPORTATION	540,374

REAL ESTATE - 0.42%
5,740	*	CB Richard Ellis Group, Inc (Class A)	190,568
2,072		Forest City Enterprises, Inc (Class A)	121,005
1,156		Jones Lang LaSalle, Inc	106,549
2,198		St. Joe Co	117,747
		TOTAL REAL ESTATE	535,869

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.45%
5,733	*	Goodyear Tire & Rubber Co	120,336

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,534	*	Jarden Corp	$53,368
8,585		Newell Rubbermaid, Inc	248,536
2,530		Sealed Air Corp	164,248
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	586,488

SECURITY AND COMMODITY BROKERS - 2.83%
2,258		A.G. Edwards, Inc	142,909
6,628		Ameriprise Financial, Inc	361,226
621		BlackRock, Inc	94,330
1,623	*	Cbot Holdings, Inc (Class A)	245,836
13,223	*	E*Trade Financial Corp	296,460
3,735		Eaton Vance Corp	123,292
3,000		Federated Investors, Inc (Class B)	101,340
1,707	*	IntercontinentalExchange, Inc	184,185
1,438	*	Investment Technology Group, Inc	61,661
6,240		Janus Capital Group, Inc	134,722
3,492		Jefferies Group, Inc	93,655
3,950		Legg Mason, Inc	375,448
3,015	*	Nasdaq Stock Market, Inc	92,832
2,498		Nuveen Investments, Inc (Class A)	129,596
250	*	Nymex Holdings, Inc	31,003
4,826	*	NYSE Group, Inc	469,087
2,795		Raymond James Financial, Inc	84,716
1,853		SEI Investments Co	110,365
8,210		T Rowe Price Group, Inc	359,352
9,669		TD Ameritrade Holding Corp	156,444
		TOTAL SECURITY AND COMMODITY BROKERS	3,648,459

SPECIAL TRADE CONTRACTORS - 0.05%
3,445	*	Quanta Services, Inc	67,763
		TOTAL SPECIAL TRADE CONTRACTORS	67,763

STONE, CLAY, AND GLASS PRODUCTS - 0.28%
1,674		Eagle Materials, Inc	72,367
4,192		Gentex Corp	65,228
4,756	*	Owens-Illinois, Inc	87,748
2,430	*	USG Corp	133,164
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	358,507

TOBACCO PRODUCTS - 0.37%
2,889		Loews Corp (Carolina Group)	186,976
5,001		UST, Inc	291,058
		TOTAL TOBACCO PRODUCTS	478,034

TRANSPORTATION BY AIR - 0.73%
6,584	*	AMR Corp	199,034
2,664	*	Continental Airlines, Inc (Class B)	109,890
24,861		Southwest Airlines Co	380,871
3,429	*	UAL Corp	150,876
1,992	*	US Airways Group, Inc	107,269
		TOTAL TRANSPORTATION BY AIR	947,940

TRANSPORTATION EQUIPMENT - 2.70%
2,426		Autoliv, Inc	146,288
2,905		Brunswick Corp	92,670
55,962	*	Ford Motor Co	420,275
5,351		Genuine Parts Co	253,798

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,840		Goodrich Corp	$174,912
8,326		Harley-Davidson, Inc	586,733
1,299		Harsco Corp	98,854
5,728		ITT Industries, Inc	325,465
2,170		Oshkosh Truck Corp	105,071
7,725		Paccar, Inc	501,353
4,160	*	Pactiv Corp	148,470
1,740	*	Spirit Aerosystems Holdings, Inc (Class A)	58,238
4,031		Textron, Inc	377,987
1,204		Thor Industries, Inc	52,964
2,478		Trinity Industries, Inc	87,226
1,564	*	TRW Automotive Holdings Corp	40,461
		TOTAL TRANSPORTATION EQUIPMENT	3,470,765

TRANSPORTATION SERVICES - 0.56%
5,386		CH Robinson Worldwide, Inc	220,234
6,601		Expeditors International Washington, Inc	267,341
1,245		GATX Corp	53,946
3,000	*	Hertz Global Holdings, Inc	52,170
4,170		Sabre Holdings Corp (Class A)	132,981
		TOTAL TRANSPORTATION SERVICES	726,672

TRUCKING AND WAREHOUSING - 0.24%
1,531		Con-way, Inc	67,425
3,096		J.B. Hunt Transport Services, Inc	64,304
1,672		Landstar System, Inc	63,837
1,826	*	Swift Transportation Co, Inc	47,969
1,946	*	YRC Worldwide, Inc	73,423
		TOTAL TRUCKING AND WAREHOUSING	316,958

WATER TRANSPORTATION - 0.12%
1,268		Alexander & Baldwin, Inc	56,223
1,555	*	Kirby Corp	53,072
938		Overseas Shipholding Group, Inc	52,809
		TOTAL WATER TRANSPORTATION	162,104

WHOLESALE TRADE-DURABLE GOODS - 0.97%
2,780		Adesa, Inc	77,145
3,778	*	Arrow Electronics, Inc	119,196
1,750		BorgWarner, Inc	103,285
3,526	*	Cytyc Corp	99,786
4,136	*	Ingram Micro, Inc (Class A)	84,416
1,350		Martin Marietta Materials, Inc	140,279
4,293	*	Patterson Cos, Inc	152,444
1,653		Pool Corp	64,748
2,044		Reliance Steel & Aluminum Co	80,493
1,879	*	Tech Data Corp	71,158
2,374		W.W. Grainger, Inc	166,038
1,574	*	WESCO International, Inc	92,567
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,251,555

WHOLESALE TRADE-NONDURABLE GOODS - 0.92%
1,931		Airgas, Inc	78,244
500	*	Bare Escentuals, Inc	15,535
1,953		Brown-Forman Corp (Class B)	129,367
4,215	*	Dean Foods Co	178,210
3,910	*	Endo Pharmaceuticals Holdings, Inc	107,838

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,801	*	Henry Schein, Inc	$137,193
13,950		Safeway, Inc	482,092
1,187	*	Tractor Supply Co	53,071
257		Valhi, Inc	6,677
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,188,227

		TOTAL COMMON STOCKS
		(Cost $100,256,801)	128,116,814

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.64%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.64%
$ 820,000	d	Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	819,558
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	819,558

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $819,891)	819,558

		TOTAL PORTFOLIO - 100.15%
		(Cost $101,076,692)	128,936,372
		OTHER ASSETS & LIABILITIES, NET- (0.15)%	(192,575)

		NET ASSETS - 100.00%	$128,743,797

	*	Non-income producing
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts in the amount of $22,526.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL -CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.86%
AMUSEMENT AND RECREATION SERVICES - 0.97%
7,190	*	Bally Technologies, Inc	$134,309
1,350	*	Bally Total Fitness Holding Corp	3,308
3,178	*	Century Casinos, Inc	35,466
2,339		Dover Downs Gaming & Entertainment, Inc	31,272
724	*	Leapfrog Enterprises, Inc	6,864
4,889	*	Life Time Fitness, Inc	237,165
2,618	*	Live Nation, Inc	58,643
5,912	*	Marvel Entertainment, Inc	159,092
995	*	MTR Gaming Group, Inc	12,159
4,787	*	Pinnacle Entertainment, Inc	158,641
4,357	*	WMS Industries, Inc	151,885
3,350		World Wrestling Entertainment, Inc	54,605
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,043,409

APPAREL AND ACCESSORY STORES - 2.59%
8,784	*	Aeropostale, Inc	271,162
3,706		Bebe Stores, Inc	73,342
1,165		Brown Shoe Co, Inc	55,617
1,313		Buckle, Inc	66,766
1,972	*	Cache, Inc	49,773
7,812	*	Carter's, Inc	199,206
4,818	*	Casual Male Retail Group, Inc	62,875
4,917		Cato Corp (Class A)	112,648
2,548	*	Charlotte Russe Holding, Inc	78,351
9,687	*	Charming Shoppes, Inc	131,065
3,640	*	Children's Place Retail Stores, Inc	231,213
5,881		Christopher & Banks Corp	109,739
989	*	Citi Trends, Inc	39,204
914		DEB Shops, Inc	24,130
7,404	*	Dress Barn, Inc	172,735
2,644	*	DSW, Inc (Class A)	101,979
7,211	*	HOT Topic, Inc	96,195
1,520	*	J Crew Group, Inc	58,596
2,876	*	JOS A Bank Clothiers, Inc	84,411
3,318	*	New York & Co, Inc	43,399
11,477	*	Pacific Sunwear Of California, Inc	224,720
1,303	*	Payless Shoesource, Inc	42,764
5,413	*	Tween Brands, Inc	216,141
3,355	*	Under Armour, Inc (Class A)	169,260
10,583	*	Wet Seal, Inc (Class A)	70,589
		TOTAL APPAREL AND ACCESSORY STORES	2,785,880

APPAREL AND OTHER TEXTILE PRODUCTS - 0.79%
3,381	*	Guess ?, Inc	214,457
5,360	*	Gymboree Corp	204,538
1,883	*	Maidenform Brands, Inc	34,120

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,365		Phillips-Van Heusen Corp	$218,992
4,182	*	Quiksilver, Inc	65,867
2,062	*	True Religion Apparel, Inc	31,569
3,148	*	Warnaco Group, Inc	79,896
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	849,439

AUTO REPAIR, SERVICES AND PARKING - 0.42%
1,487	*	Amerco, Inc	129,384
2,586	*	Midas, Inc	59,478
1,852		Monro Muffler, Inc	65,005
757	*	Standard Parking Corp	29,076
5,438	*	Wright Express Corp	169,502
		TOTAL AUTO REPAIR, SERVICES AND PARKING	452,445

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
880	*	America's Car-Mart, Inc	10,437
3,788	*	CSK Auto Corp	64,964
218	*	MarineMax, Inc	5,653
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	81,054

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.05%
2,357	*	Builders FirstSource, Inc	42,025
256	*	Central Garden & Pet Co	12,396
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	54,421

BUSINESS SERVICES - 14.76%
6,072	*	@Road, Inc	44,326
8,037	*	24/7 Real Media, Inc	72,735
2,155	*	3D Systems Corp	34,394
6,871		Aaron Rents, Inc	197,747
4,639	*	Acacia Research (Acacia Technologies)	62,070
2,105	*	Access Integrated Technologies, Inc (Class A)	18,356
7,185	*	Actuate Corp	42,679
3,696		Administaff, Inc	158,078
3,268	*	Advent Software, Inc	115,328
5,113	*	Advo, Inc	166,684
1,450	*	Agile Software Corp	8,918
321	*	Altiris, Inc	8,147
4,201	*	American Reprographics Co	139,935
4,951	*	AMN Healthcare Services, Inc	136,351
2,570	*	Ansoft Corp	71,446
4,843	*	Ansys, Inc	210,622
12,132	*	aQuantive, Inc	299,175
3,724		Arbitron, Inc	161,771
17,437	*	Art Technology Group, Inc	40,628
1,918	*	Asset Acceptance Capital Corp	32,261
4,117	*	Audible, Inc	32,648
690	*	Avocent Corp	23,357
1,676	*	Bankrate, Inc	63,604
1,090		Barrett Business Services	25,528
2,504	*	BearingPoint, Inc	19,706
4,668	*	BISYS Group, Inc	60,264
5,706		Blackbaud, Inc	148,356

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,383	*	Blackboard, Inc	$131,665
2,268	*	Blue Coat Systems, Inc	54,319
314	*	Bottomline Technologies, Inc	3,595
4,604		Brady Corp (Class A)	171,637
4,070	*	CACI International, Inc (Class A)	229,955
490	*	Capella Education Co	11,883
4,193		Catalina Marketing Corp	115,308
4,168	*	CBIZ, Inc	29,051
12,415	*	Chordiant Software, Inc	41,094
705	*	Ciber, Inc	4,780
1,279	*	Clayton Holdings, Inc	23,930
24,034	*	CNET Networks, Inc	218,469
7,041	*	Cogent, Inc	77,521
6,932		Cognex Corp	165,120
1,290	*	Commvault Systems, Inc	25,813
1,466		Computer Programs & Systems, Inc	49,829
2,726	*	COMSYS IT Partners, Inc	55,092
5,210	*	Concur Technologies, Inc	83,568
4,397	*	Convera Corp (Class A)	20,182
2,698	*	CoStar Group, Inc	144,505
3,322	*	CSG Systems International, Inc	88,797
4,779	*	Cybersource Corp	52,665
1,669	*	DealerTrack Holdings, Inc	49,102
5,167	*	Digital Insight Corp	198,878
6,277	*	Digital River, Inc	350,194
920	*	DivX, Inc	21,224
2,380	*	DynCorp International, Inc (Class A)	37,771
7,301	*	Eclipsys Corp	150,109
2,820	*	eCollege.com, Inc	44,133
1,938	*	eFunds Corp	53,295
3,277	*	Emageon, Inc	50,335
8,664	*	Epicor Software Corp	117,051
4,609	*	Equinix, Inc	348,533
11,433	*	Evergreen Energy, Inc	113,072
630	*	ExlService Holdings, Inc	13,255
5,803	*	FalconStor Software, Inc	50,196
1,125	*	First Advantage Corp (Class A)	25,830
1,617	*	Forrester Research, Inc	43,837
9,185	*	Gartner, Inc	181,771
617	*	Gerber Scientific, Inc	7,750
4,218		Gevity HR, Inc	99,924
4,182	*	Global Cash Access, Inc	67,874
1,795	*	H&E Equipment Services, Inc	44,462
4,353		Healthcare Services Group	126,063
2,178		Heartland Payment Systems, Inc	61,529
2,392	*	Heidrick & Struggles International, Inc	101,325
3,702	*	Hudson Highland Group, Inc	61,749
8,847	*	Hypercom Corp	56,178
4,520	*	Hyperion Solutions Corp	162,449
1,475	*	i2 Technologies, Inc	33,660
1,062	*	ICT Group, Inc	33,549
3,133	*	iGate Corp	21,555
3,373	*	IHS, Inc (Class A)	133,166

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,241	*	Infocrossing, Inc	$36,528
13,659	*	Informatica Corp	166,776
2,688	*	Infospace, Inc	55,131
5,490		infoUSA, Inc	65,386
500	*	Innerworkings, Inc	7,980
1,009	*	Innovative Solutions & Support, Inc	17,183
1,622		Integral Systems, Inc	37,582
4,793	*	Internap Network Services Corp	95,237
3,225	*	Interwoven, Inc	47,311
4,693	*	inVentiv Health, Inc	165,898
7,284	*	Ipass, Inc	42,830
12,623		Jack Henry & Associates, Inc	270,132
803	*	JDA Software Group, Inc	11,057
3,515	*	Jupitermedia Corp	27,839
5,241	*	Kanbay International, Inc	150,784
3,683	*	Keane, Inc	43,865
1,108		Kelly Services, Inc (Class A)	32,066
2,585	*	Kenexa Corp	85,977
4,554	*	Kforce, Inc	55,422
3,059	*	Knot, Inc	80,268
5,305	*	Korn/Ferry International	121,803
5,164	*	Kronos, Inc	189,725
8,779	*	Labor Ready, Inc	160,919
9,348	*	Lionbridge Technologies	60,201
1,215	*	Liquidity Services, Inc	20,910
3,032	*	LoJack Corp	51,787
560	*	Magma Design Automation, Inc	5,001
495	*	Manhattan Associates, Inc	14,890
2,218	*	Mantech International Corp (Class A)	81,689
2,550	*	Mapinfo Corp	33,278
3,709		Marchex, Inc (Class B)	49,626
627	*	Marlin Business Services, Inc	15,067
1,519	*	MicroStrategy, Inc (Class A)	173,181
5,468	*	Midway Games, Inc	38,167
16,250	*	Move, Inc	89,538
6,143	*	MPS Group, Inc	87,108
2,878	*	Neoware, Inc	38,018
1,596	*	Ness Technologies, Inc	22,759
7,173	*	NetFlix, Inc	185,494
3,304	*	Netscout Systems, Inc	27,423
6,330	*	NIC, Inc	31,460
20,226	*	Nuance Communications, Inc	231,790
1,330	*	Omniture, Inc	18,726
5,313	*	On Assignment, Inc	62,428
3,455	*	Online Resources Corp	35,276
3,179	*	Open Solutions, Inc	119,658
1,827	*	Opnet Technologies, Inc	26,400
13,305	*	Opsware, Inc	117,350
5,592	*	Packeteer, Inc	76,051
8,815	*	Parametric Technology Corp	158,846
3,297	*	PDF Solutions, Inc	47,642
3,727	*	PeopleSupport, Inc	78,453
2,752	*	Perficient, Inc	45,160

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,317	*	Phase Forward, Inc	$79,649
2,574	*	Portfolio Recovery Associates, Inc	120,180
2,235	*	PRA International	56,478
1,713		QAD, Inc	14,372
2,570		Quality Systems, Inc	95,784
7,411	*	Quest Software, Inc	108,571
4,230	*	Radiant Systems, Inc	44,161
1,083	*	Radisys Corp	18,054
3,280	*	Raser Technologies, Inc	20,074
12,601	*	RealNetworks, Inc	137,855
10,074	*	Redback Networks, Inc	251,246
1,390		Renaissance Learning, Inc	24,645
3,104	*	Rewards Network, Inc	21,573
2,351	*	RightNow Technologies, Inc	40,484
4,768		Rollins, Inc	105,420
13,148	*	Sapient Corp	72,183
483	*	Secure Computing Corp	3,168
942	*	SI International, Inc	30,540
7,280	*	Sitel Corp	30,722
3,729	*	Smith Micro Software, Inc	52,915
4,205	*	Sohu.com, Inc	100,920
40,683	*	Sonus Networks, Inc	268,101
10,176		Sotheby's	315,660
4,928	*	Spherion Corp	36,615
2,988	*	SPSS, Inc	89,849
6,015	*	SRA International, Inc (Class A)	160,841
1,650	*	Stratasys, Inc	51,827
744	*	Sybase, Inc	18,377
4,819	*	SYKES Enterprises, Inc	85,007
700	*	Synchronoss Technologies, Inc	9,604
1,410		Syntel, Inc	37,788
590	*	Take-Two Interactive Software, Inc	10,478
245		TAL International Group, Inc	6,539
2,128	*	Taleo Corp (Class A)	29,090
5,033		Talx Corp	138,156
5,118	*	TeleTech Holdings, Inc	122,218
2,878		TheStreet.com, Inc	25,614
8,305	*	THQ, Inc	270,079
4,426	*	TIBCO Software, Inc	41,781
920	*	Tiens Biotech Group USA, Inc	3,616
975	*	TNS, Inc	18,769
4,023	*	TradeStation Group, Inc	55,316
6,016	*	Transaction Systems Architects, Inc	195,941
486	*	Travelzoo, Inc	14,556
6,920	*	Trizetto Group, Inc	127,120
3,891	*	Ultimate Software Group, Inc	90,505
15,221	*	Valueclick, Inc	359,672
4,012	*	Vasco Data Security International	47,542
2,033	*	Verint Systems, Inc	69,691
1,610	*	Vignette Corp	27,483
6,732	*	WebEx Communications, Inc	234,879
2,368	*	webMethods, Inc	17,428
7,118	*	Websense, Inc	162,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,737	*	WebSideStory, Inc	$34,650
11,756	*	Wind River Systems, Inc	120,499
5,447	*	Witness Systems, Inc	95,486
		TOTAL BUSINESS SERVICES	15,887,062

CHEMICALS AND ALLIED PRODUCTS - 8.83%
3,790	*	Acadia Pharmaceuticals, Inc	33,314
4,880	*	Adams Respiratory Therapeutics, Inc	199,153
2,355	*	Adeza Biomedical Corp	35,113
7,285	*	Adolor Corp	54,783
1,510	*	Advanced Magnetics, Inc	90,177
7,068	*	ADVENTRX Pharmaceuticals, Inc	20,851
1,470	*	Albany Molecular Research, Inc	15,523
5,621	*	Alexion Pharmaceuticals, Inc	227,032
15,442	*	Alkermes, Inc	206,460
5,838	*	Alnylam Pharmaceuticals, Inc	124,933
1,407	*	Alpharma, Inc (Class A)	33,909
6,992	*	American Oriental Bioengineering, Inc	81,597
2,773		American Vanguard Corp	44,091
2,832	*	Anadys Pharmaceuticals, Inc	13,933
284		Arch Chemicals, Inc	9,460
6,620	*	Arena Pharmaceuticals, Inc	85,464
6,121	*	Array Biopharma, Inc	79,083
5,270	*	Atherogenics, Inc	52,226
4,117	*	Auxilium Pharmaceuticals, Inc	60,479
5,341	*	AVANIR Pharmaceuticals (Class A)	12,338
3,830	*	Aventine Renewable Energy Holdings, Inc	90,235
7,859	*	AVI BioPharma, Inc	24,992
1,883		Balchem Corp	48,355
633	*	Bentley Pharmaceuticals, Inc	6,438
3,596	*	BioCryst Pharmaceuticals, Inc	41,570
5,616	*	Bioenvision, Inc	26,058
14,537	*	BioMarin Pharmaceuticals, Inc	238,261
850	*	Cadence Pharmaceuticals, Inc	10,472
1,519	*	Caraco Pharmaceutical Laboratories Ltd	21,266
7,149	*	Cell Genesys, Inc	24,235
1,871	*	Chattem, Inc	93,700
2,805	*	Coley Pharmaceutical Group, Inc	27,180
3,852	*	Combinatorx, Inc	33,358
4,787	*	Conor Medsystems, Inc	149,977
8,743	*	Cubist Pharmaceuticals, Inc	158,336
3,368	*	Cypress Bioscience, Inc	26,102
4,017	*	Cytokinetics, Inc	30,047
850	*	Dendreon Corp	3,545
2,757	*	Digene Corp	132,115
8,690	*	Durect Corp	38,584
3,173	*	Emisphere Technologies, Inc	16,785
9,660	*	Encysive Pharmaceuticals, Inc	40,669
6,853	*	Enzon Pharmaceuticals, Inc	58,319
3,363	*	Genitope Corp	11,838
20,917	*	Genta, Inc	9,256
619		Georgia Gulf Corp	11,953
5,298	*	Geron Corp	46,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,772	*	GTx, Inc	$31,612
4,945	*	Hana Biosciences, Inc	31,500
9,751	*	Hercules, Inc	188,292
1,575	*	Hi-Tech Pharmacal Co, Inc	19,168
21,176	*	Human Genome Sciences, Inc	263,429
3,868	*	Idenix Pharmaceuticals, Inc	33,613
10,757	*	Immucor, Inc	314,427
6,338	*	Indevus Pharmaceuticals, Inc	45,000
530		Innophos Holdings, Inc	7,780
684		Inter Parfums, Inc	13,126
4,206	*	InterMune, Inc	129,335
196	*	Inverness Medical Innovations, Inc	7,585
6,943	*	Keryx Biopharmaceuticals, Inc	92,342
517		Kronos Worldwide, Inc	16,834
6,262	*	KV Pharmaceutical Co (Class A)	148,910
4,382		MacDermid, Inc	149,426
2,515		Mannatech, Inc	37,046
4,943	*	MannKind Corp	81,510
3,328	*	Martek Biosciences Corp	77,676
19,690	*	Medarex, Inc	291,215
8,070	*	Medicines Co	255,980
8,639		Medicis Pharmaceutical Corp (Class A)	303,488
1,820	*	Medifast, Inc	22,896
3,450		Meridian Bioscience, Inc	84,629
3,214	*	Metabasis Therapeutics, Inc	24,169
12,583	*	MGI Pharma, Inc	231,653
3,975	*	Momenta Pharmaceuticals, Inc	62,527
3,460	*	Nastech Pharmaceutical Co, Inc	52,350
1,005	*	NBTY, Inc	41,778
4,782	*	Neurocrine Biosciences, Inc	49,828
2,115	*	New River Pharmaceuticals, Inc	115,712
2,777		NewMarket Corp	163,982
700		NL Industries, Inc	7,238
1,544	*	Northfield Laboratories, Inc	6,284
9,623	*	Novavax, Inc	39,454
3,690	*	Noven Pharmaceuticals, Inc	93,911
6,107	*	NPS Pharmaceuticals, Inc	27,665
6,057	*	Nuvelo, Inc	24,228
1,165		Olin Corp	19,246
3,122	*	Omnova Solutions, Inc	14,299
6,673	*	Onyx Pharmaceuticals, Inc	70,600
7,510	*	OraSure Technologies, Inc	62,033
9,053	*	OSI Pharmaceuticals, Inc	316,674
450	*	Osiris Therapeutics, Inc	11,394
4,371	*	Pacific Ethanol, Inc	67,270
5,565	*	Pain Therapeutics, Inc	49,529
7,893	*	Panacos Pharmaceuticals, Inc	31,651
3,650	*	Par Pharmaceutical Cos, Inc	81,651
4,403	*	Parexel International Corp	127,555
2,094	*	Parlux Fragrances, Inc	11,664
3,768	*	Penwest Pharmaceuticals Co	62,624
27,463	*	Peregrine Pharmaceuticals, Inc	31,857
856		Perrigo Co	14,809

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,938	*	PetMed Express, Inc	$39,222
2,785	*	Pharmion Corp	71,686
570	*	Physicians Formula Holdings, Inc	10,653
1,662	*	Pioneer Cos, Inc	47,633
3,850	*	Pozen, Inc	65,412
3,659	*	Progenics Pharmaceuticals, Inc	94,183
4,708	*	Quidel Corp	64,123
2,524	*	Renovis, Inc	7,976
7,501	*	Salix Pharmaceuticals Ltd	91,287
7,202	*	Santarus, Inc	56,392
4,065	*	Sciele Pharma, Inc	97,560
6,301	*	Sirna Therapeutics, Inc	81,976
3,681	*	Solexa, Inc	48,405
930	*	Somaxon Pharmaceuticals, Inc	13,197
8,080	*	SuperGen, Inc	41,046
2,590	*	SurModics, Inc	80,601
3,813	*	Tanox, Inc	75,879
570	*	Trubion Pharmaceuticals, Inc	10,266
4,802		UAP Holding Corp	120,914
3,791	*	United Therapeutics Corp	206,117
1,478	*	USANA Health Sciences, Inc	76,353
14,945	*	Valeant Pharmaceuticals International	257,652
1,670	*	Verasun Energy Corp	32,983
4,477	*	Viropharma, Inc	65,543
900	*	Visicu, Inc	10,080
5,448	*	WR Grace & Co	107,870
3,182	*	Xenoport, Inc	78,118
6,087	*	Zymogenetics, Inc	94,775
		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,508,437

COAL MINING - 0.31%
8,308	*	Alpha Natural Resources, Inc	118,223
15,442	*	International Coal Group, Inc	84,159
2,608	*	James River Coal Co	24,202
1,290		Penn Virginia Corp	90,352
1,053	*	Westmoreland Coal Co	20,713
		TOTAL COAL MINING	337,649

COMMUNICATIONS - 2.10%
2,604	*	Anixter International, Inc	141,397
774		Atlantic Tele-Network, Inc	22,678
7,885	*	Brightpoint, Inc	106,053
2,577	*	Cbeyond Communications, Inc	78,830
3,551		Centennial Communications Corp	25,532
1,817		Commonwealth Telephone Enterprises, Inc	76,060
2,165	*	Crown Media Holdings, Inc (Class A)	7,859
1,310	*	Cumulus Media, Inc (Class A)	13,611
23,926	*	Dobson Communications Corp (Class A)	208,395
1,646		Emmis Communications Corp (Class A)	13,563
5,781	*	Entravision Communications Corp (Class A)	47,520
1,125	*	Eschelon Telecom, Inc	22,286
18,724	*	FiberTower Corp	110,097
12,831	*	Foundry Networks, Inc	192,208

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,890	*	General Communication, Inc (Class A)	$76,920
1,060	*	Globalstar, Inc	14,745
3,731	*	InPhonic, Inc	41,377
2,627	*	iPCS, Inc	145,431
8,002	*	j2 Global Communications, Inc	218,055
2,995	*	Lightbridge, Inc	40,552
2,584	*	Lodgenet Entertainment Corp	64,678
4,883	*	Mediacom Communications Corp (Class A)	39,259
2,424		North Pittsburgh Systems, Inc	58,515
4,840	*	Novatel Wireless, Inc	46,803
1,979	*	NTELOS Holdings Corp	35,385
138		Salem Communications Corp (Class A)	1,649
3,367	*	SAVVIS, Inc	120,236
200		Shenandoah Telecom Co	9,402
7,010		Sinclair Broadcast Group, Inc (Class A)	73,605
3,100	*	Spanish Broadcasting System, Inc (Class A)	12,741
3,191	*	Syniverse Holdings, Inc	47,833
7,209	*	Terremark Worldwide, Inc	48,444
13,512	*	TiVo, Inc	69,181
2,812	*	Vonage Holdings Corp	19,515
3,712	*	Wireless Facilities, Inc	10,579
		TOTAL COMMUNICATIONS	2,260,994

DEPOSITORY INSTITUTIONS - 3.53%
203		Arrow Financial Corp	5,028
241	*	Bancorp, Inc	7,134
1,800		Bank of the Ozarks, Inc	59,508
156		Camden National Corp	7,195
586		Capital Corp of the West	18,805
85		Capitol Bancorp Ltd	3,927
2,795		Cardinal Financial Corp	28,649
4,320		Cascade Bancorp	134,050
910		Cass Information Systems, Inc	32,924
651		Cathay General Bancorp	22,466
1,331		Center Financial Corp	31,904
693		Charter Financial Corp	35,703
571		City Bank	20,442
1,832		Coastal Financial Corp	30,686
2,390		CoBiz, Inc	52,676
464		Columbia Bancorp	12,273
437	*	Community Bancorp	13,193
6,138		CVB Financial Corp	88,755
1,978	*	Dollar Financial Corp	55,107
1,285		Enterprise Financial Services Corp	41,865
5,653	*	Euronet Worldwide, Inc	167,838
1,022		Fidelity Bankshares, Inc	40,543
1,804		First Busey Corp	41,582
487		First Community Bancorp, Inc	25,455
170		First Indiana Corp	4,311
1,047	*	First Regional Bancorp	35,692
817		First Republic Bank	31,928
1,256		First South Bancorp, Inc	40,054
259		First State Bancorporation	6,410

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,506		Fremont General Corp	$89,252
1,542		Frontier Financial Corp	45,073
1,095		Glacier Bancorp, Inc	26,762
1,959		Hancock Holding Co	103,514
1,106		Heritage Commerce Corp	29,464
250		Home Bancshares, Inc	6,010
856		International Bancshares Corp	26,459
186	*	Intervest Bancshares Corp	6,400
616	*	Investors Bancorp, Inc	9,690
321		Lakeland Financial Corp	8,195
314		Macatawa Bank Corp	6,676
388		MB Financial, Inc	14,593
336		Mercantile Bank Corp	12,667
453		Midwest Banc Holdings, Inc	10,759
2,017		Nara Bancorp, Inc	42,196
7,730	*	Net 1 UEPS Technologies, Inc	228,499
8,099		NewAlliance Bancshares, Inc	132,824
261	*	Northern Empire Bancshares	7,710
269		Old Second Bancorp, Inc	7,882
704		Pacific Capital Bancorp	23,640
1,049		PFF Bancorp, Inc	36,201
1,694	*	Pinnacle Financial Partners, Inc	56,207
779		Placer Sierra Bancshares	18,517
638		Preferred Bank	38,337
264		Premierwest Bancorp	4,213
2,865		PrivateBancorp, Inc	119,270
333		QC Holdings, Inc	5,315
503		S.Y. Bancorp, Inc	14,084
1,370		Seacoast Banking Corp of Florida	33,976
858		Sierra Bancorp	25,174
4,718	*	Signature Bank	146,164
1,210		Smithtown Bancorp, Inc	32,815
266		Southside Bancshares, Inc	6,844
1,678		Suffolk Bancorp	63,982
3,587	*	Superior Bancorp	40,677
5,725	*	SVB Financial Group	266,900
3,751	*	Texas Capital Bancshares, Inc	74,570
501		Trico Bancshares	13,632
11,774		Trustco Bank Corp NY	130,927
11,782		UCBH Holdings, Inc	206,892
660		United Community Banks, Inc	21,331
1,163		United Security Bancshares	28,028
863		USB Holding Co, Inc	20,798
1,488		Vineyard National Bancorp	34,254
2,515	*	Virginia Commerce Bancorp	49,998
252	*	Wauwatosa Holdings, Inc	4,491
2,467		West Bancorporation, Inc	43,863
2,095		Westamerica Bancorporation	106,070
2,136	*	Western Alliance Bancorp	74,269
359	*	Westfield Financial, Inc	12,421
2,458		Wilshire Bancorp, Inc	46,628
1,551		Wintrust Financial Corp	74,479
237		Yardville National Bancorp	8,940
		TOTAL DEPOSITORY INSTITUTIONS	3,794,635

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
EATING AND DRINKING PLACES - 2.31%
9,999		Applebees International, Inc	$246,675
2,118	*	BJ's Restaurants, Inc	42,805
1,180	*	Buffalo Wild Wings, Inc	62,776
3,239	*	California Pizza Kitchen, Inc	107,891
2,975	*	CEC Entertainment, Inc	119,744
3,883	*	Chipotle Mexican Grill, Inc (Class B)	201,916
10,830		CKE Restaurants, Inc	199,272
5,381	*	Cosi, Inc	27,389
750		IHOP Corp	39,525
4,262	*	Krispy Kreme Doughnuts, Inc	47,308
1,650	*	McCormick & Schmick's Seafood Restaurants, Inc	39,666
643	*	Morton's Restaurant Group, Inc	10,706
2,451	*	Papa John's International, Inc	71,104
4,270	*	PF Chang's China Bistro, Inc	163,883
4,602	*	Rare Hospitality International, Inc	151,544
2,677	*	Red Robin Gourmet Burgers, Inc	95,970
8,573		Ruby Tuesday, Inc	235,243
2,731	*	Ruth's Chris Steak House, Inc	49,923
11,126	*	Sonic Corp	266,468
8,420	*	Texas Roadhouse, Inc (Class A)	111,649
9,916		Triarc Cos (Class B)	198,320
		TOTAL EATING AND DRINKING PLACES	2,489,777

EDUCATIONAL SERVICES - 0.74%
13,881	*	Corinthian Colleges, Inc	189,198
9,825		DeVry, Inc	275,100
600	*	Lincoln Educational Services Corp	8,094
2,284		Strayer Education, Inc	242,218
3,755	*	Universal Technical Institute, Inc	83,399
		TOTAL EDUCATIONAL SERVICES	798,009

ELECTRIC, GAS, AND SANITARY SERVICES - 0.67%
2,600		American Ecology Corp	48,126
3,203	*	Casella Waste Systems, Inc (Class A)	39,173
2,501	*	Clean Harbors, Inc	121,073
5,040		Crosstex Energy, Inc	159,718
2,432		ITC Holdings Corp	97,037
1,145		Markwest Hydrocarbon, Inc	55,590
1,211		Ormat Technologies, Inc	44,589
2,455	*	Pike Electric Corp	40,090
11,325	*	Plug Power, Inc	44,054
1,826	*	Waste Connections, Inc	75,870
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	725,320

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.21%
1,150	*	Acme Packet, Inc	23,736
7,142		Acuity Brands, Inc	371,670
6,505		Adtran, Inc	147,664
5,762	*	Advanced Analogic Technologies, Inc	31,057
4,700	*	Advanced Energy Industries, Inc	88,689

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,770	*	Aeroflex, Inc	$20,744
5,190	*	American Superconductor Corp	50,914
3,792	*	AMIS Holdings, Inc	40,081
16,479	*	Amkor Technology, Inc	153,914
7,384	*	Anadigics, Inc	65,422
9,048	*	Arris Group, Inc	113,190
8,312	*	Atheros Communications, Inc	177,212
4,144	*	ATMI, Inc	126,516
25,587	*	Avanex Corp	48,359
2,601		Baldor Electric Co	86,925
2,202	*	Benchmark Electronics, Inc	53,641
29,007	*	Brocade Communications Systems, Inc	238,147
16,092	*	Capstone Turbine Corp	19,793
783	*	Carrier Access Corp	5,136
5,372	*	C-COR, Inc	59,844
4,312	*	Ceradyne, Inc	243,628
4,745	*	China BAK Battery, Inc	30,937
2,093	*	Color Kinetics, Inc	44,686
3,608	*	Comtech Telecommunications Corp	137,357
68,159	*	Conexant Systems, Inc	139,044
1,105	*	CPI International, Inc	16,575
3,185		CTS Corp	50,005
3,195	*	Diodes, Inc	113,359
1,510	*	Directed Electronics, Inc	17,290
626	*	DSP Group, Inc	13,584
2,194	*	DTS, Inc	53,073
6,535	*	Emcore Corp	36,139
1,612	*	EMS Technologies, Inc	32,288
6,284	*	Energy Conversion Devices, Inc	213,530
10,777	*	Evergreen Solar, Inc	81,582
2,395	*	Exar Corp	31,135
36,875	*	Finisar Corp	119,106
2,460	*	First Solar, Inc	73,308
3,643		Franklin Electric Co, Inc	187,214
836	*	FuelCell Energy, Inc	5,401
39,976	*	Gemstar-TV Guide International, Inc	160,304
3,935	*	Genlyte Group, Inc	307,363
7,086	*	GrafTech International Ltd	49,035
866	*	Greatbatch, Inc	23,313
10,855	*	Harmonic, Inc	78,916
14,898	*	Hexcel Corp	259,374
2,136	*	Hittite Microwave Corp	69,036
1,733	*	ID Systems, Inc	32,615
3,217	*	Ikanos Communications, Inc	27,956
8,210	*	Interdigital Communications Corp	275,446
601		Inter-Tel, Inc	13,318
6,350	*	InterVoice, Inc	48,641
1,787	*	iRobot Corp	32,273
3,939	*	IXYS Corp	35,057
2,173	*	Lamson & Sessions Co	52,717
1,732	*	Littelfuse, Inc	55,216
8,017	*	Mattson Technology, Inc	74,718
2,248	*	Maxwell Technologies, Inc	31,360

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,259	*	Medis Technologies Ltd	$56,804
930	*	Mercury Computer Systems, Inc	12,425
11,367	*	Micrel, Inc	122,536
11,176	*	Microsemi Corp	219,608
8,350	*	Microtune, Inc	39,245
17,241	*	Mindspeed Technologies, Inc	32,930
3,965	*	MIPS Technologies, Inc	32,910
4,498	*	Mobility Electronics, Inc	15,068
3,518	*	Monolithic Power Systems, Inc	39,085
3,533	*	MoSys, Inc	32,680
1,305	*	Multi-Fineline Electronix, Inc	26,478
2,624	*	Netlogic Microsystems, Inc	56,915
8,577	*	Omnivision Technologies, Inc	117,076
22,534	*	ON Semiconductor Corp	170,582
15,204	*	Openwave Systems, Inc	140,333
220	*	Oplink Communications, Inc	4,523
490	*	Optium Corp	12,221
917	*	OSI Systems, Inc	19,193
295		Park Electrochemical Corp	7,567
2,952	*	Parkervision, Inc	32,915
2,332	*	Pericom Semiconductor Corp	26,748
4,080		Plantronics, Inc	86,496
7,363	*	Plexus Corp	175,828
3,919	*	PLX Technology, Inc	51,104
6,472	*	Polycom, Inc	200,050
1,784	*	Portalplayer, Inc	23,995
2,623	*	Power-One, Inc	19,095
2,818	*	Radyne Corp	30,265
2,590		Raven Industries, Inc	69,412
2,675		Regal-Beloit Corp	140,464
25,723	*	RF Micro Devices, Inc	174,659
2,800	*	Rogers Corp	165,620
11,522	*	Semtech Corp	150,593
13,134	*	Silicon Image, Inc	167,064
5,234	*	Silicon Storage Technology, Inc	23,605
3,889	*	Sirenza Microdevices, Inc	30,568
4,503	*	Skyworks Solutions, Inc	31,881
760	*	Staktek Holdings, Inc	3,914
837	*	Standard Microsystems Corp	23,419
15,171	*	Stratex Networks, Inc	73,276
1,605	*	Sunpower Corp (Class A)	59,658
1,868	*	Supertex, Inc	73,319
1,352	*	Symmetricom, Inc	12,060
4,105	*	Synaptics, Inc	121,877
580	*	Techwell, Inc	9,315
7,798	*	Tekelec	115,644
7,318	*	Tessera Technologies, Inc	295,208
30,643	*	Transmeta Corp	34,014
19,852	*	Transwitch Corp	27,793
9,201	*	Trident Microsystems, Inc	167,274
5,631	*	TTM Technologies, Inc	63,799
2,581	*	Universal Display Corp	38,741
1,949	*	Universal Electronics, Inc	40,968

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,275	*	Utstarcom, Inc	$81,156
7,792	*	Varian Semiconductor Equipment Associates, Inc	354,692
3,560	*	Viasat, Inc	106,124
3,290		Vicor Corp	36,552
2,185	*	Virage Logic Corp	20,299
2,933	*	Volterra Semiconductor Corp	43,995
8,376	*	Zhone Technologies, Inc	10,973
2,355	*	Zoltek Cos, Inc	46,323
6,946	*	Zoran Corp	101,273
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,908,760

ENGINEERING AND MANAGEMENT SERVICES - 3.66%
3,005	*	Advisory Board Co	160,888
6,188	*	Ariad Pharmaceuticals, Inc	31,806
449		CDI Corp	11,180
1,661	*	CRA International, Inc	87,036
8,784	*	CV Therapeutics, Inc	122,625
7,598	*	deCODE genetics, Inc	34,419
4,720		Diamond Management & Technology Consultants, Inc	58,717
14,569	*	Digitas, Inc	195,370
4,767	*	Diversa Corp	51,865
8,080	*	eResearch Technology, Inc	54,378
3,026	*	Essex Corp	72,352
14,901	*	Exelixis, Inc	134,109
3,830	*	First Consulting Group, Inc	52,701
2,760	*	Harris Interactive, Inc	13,910
2,735	*	Huron Consulting Group, Inc	124,005
10,346	*	ICOS Corp	349,591
7,451	*	Incyte Corp	43,514
11,541	*	Isis Pharmaceuticals, Inc	128,336
2,040	*	Kendle International, Inc	64,158
810		Landauer, Inc	42,501
3,001	*	LECG Corp	55,458
10,456	*	Lexicon Genetics, Inc	37,746
5,397	*	Lifecell Corp	130,284
5,235	*	Luminex Corp	66,485
22,710	*	Monogram Biosciences, Inc	40,424
1,158	*	MTC Technologies, Inc	27,271
6,358	*	Myriad Genetics, Inc	199,005
6,253	*	Navigant Consulting, Inc	123,559
4,252	*	Omnicell, Inc	79,215
5,398	*	Per-Se Technologies, Inc	149,956
8,282	*	Regeneron Pharmaceuticals, Inc	166,220
22,470	*	Rentech, Inc	84,712
7,757	*	Resources Connection, Inc	246,983
1,174	*	Rigel Pharmaceuticals, Inc	13,935
6,760	*	SAIC, Inc	120,260
4,753	*	Sangamo Biosciences, Inc	31,370
4,937	*	Senomyx, Inc	64,132
590	*	Stanley, Inc	9,977
5,452	*	Symyx Technologies, Inc	117,709
1,692	*	Tejon Ranch Co	94,481
8,415	*	Telik, Inc	37,278

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,564	*	Tetra Tech, Inc	$100,653
2,840	*	Trimeris, Inc	36,096
1,567		Watson Wyatt & Co Holdings (Class A)	70,750
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,937,420

ENVIRONMENTAL QUALITY AND HOUSING - 0.04%
7,485	*	Home Solutions of America, Inc	43,862
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	43,862

FABRICATED METAL PRODUCTS - 1.36%
920	*	Chart Industries, Inc	14,913
1,835		Dynamic Materials Corp	51,564
1,280		Gulf Island Fabrication, Inc	47,232
2,141		Insteel Industries, Inc	38,088
6,405	*	Jacuzzi Brands, Inc	79,614
2,192	*	Ladish Co, Inc	81,279
1,452		Lifetime Brands, Inc	23,856
5,232	*	Mobile Mini, Inc	140,950
15,395		Mueller Water Products, Inc (Class A)	228,924
3,294	*	NCI Building Systems, Inc	170,465
700	*	PGT, Inc	8,855
2,178		Silgan Holdings, Inc	95,658
5,394		Simpson Manufacturing Co, Inc	170,720
4,571	*	Smith & Wesson Holding Corp	47,264
10,018	*	Taser International, Inc	76,237
2,712		Valmont Industries, Inc	150,489
899		Watts Water Technologies, Inc (Class A)	36,958
		TOTAL FABRICATED METAL PRODUCTS	1,463,066

FOOD AND KINDRED PRODUCTS - 0.87%
1,080	*	Altus Pharmaceuticals, Inc	20,358
1,110	*	Boston Beer Co, Inc (Class A)	39,938
751		Coca-Cola Bottling Co Consolidated	51,391
11,730	*	Darling International, Inc	64,632
1,835		Diamond Foods, Inc	34,883
4,584		Flowers Foods, Inc	123,722
1,054		J&J Snack Foods Corp	43,636
3,465	*	Jones Soda Co	42,620
2,866		Lancaster Colony Corp	126,992
1,871		Lance, Inc	37,570
1,494		MGP Ingredients, Inc	33,779
1,281		National Beverage Corp	17,972
2,170	*	Peet's Coffee & Tea, Inc	56,941
328	*	Ralcorp Holdings, Inc	16,692
2,439		Reddy Ice Holdings, Inc	62,975
5,109		Tootsie Roll Industries, Inc	167,064
		TOTAL FOOD AND KINDRED PRODUCTS	941,165

FOOD STORES - 0.24%
198		Arden Group, Inc (Class A)	24,514
3,324	*	Pantry, Inc	155,696
809	*	Pathmark Stores, Inc	9,020
4,649	*	Wild Oats Markets, Inc	66,853
		TOTAL FOOD STORES	256,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND FIXTURES - 0.92%
1,017		Ethan Allen Interiors, Inc	$36,724
10,584		Herman Miller, Inc	384,834
7,834	*	Interface, Inc (Class A)	111,399
1,456		Kimball International, Inc (Class B)	35,381
1,236		Sealy Corp	18,231
8,679	*	Select Comfort Corp	150,928
8,099	*	Tempur-Pedic International, Inc	165,706
4,555	*	Williams Scotsman International, Inc	89,369
		TOTAL FURNITURE AND FIXTURES	992,572

FURNITURE AND HOMEFURNISHINGS STORES - 0.39%
4,661	*	Guitar Center, Inc	211,889
4,868		Knoll, Inc	107,096
4,770	*	Restoration Hardware, Inc	40,593
3,575		Tuesday Morning Corp	55,591
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	415,169

GENERAL BUILDING CONTRACTORS - 0.36%
213		Amrep Corp	26,093
765		Brookfield Homes Corp	28,726
373	*	Cavco Industries, Inc	13,070
2,137	*	Hovnanian Enterprises, Inc (Class A)	72,444
195		M/I Homes, Inc	7,447
3,424		McGrath RentCorp	104,877
410	*	Palm Harbor Homes, Inc	5,748
3,235	*	Perini Corp	99,573
994	*	Team, Inc	34,621
		TOTAL GENERAL BUILDING CONTRACTORS	392,599

GENERAL MERCHANDISE STORES - 0.12%
319	*	Cabela's, Inc	7,697
642		Casey's General Stores, Inc	15,119
1,015	*	Conn's, Inc	23,619
3,155	*	Retail Ventures, Inc	60,071
1,969		Stein Mart, Inc	26,109
		TOTAL GENERAL MERCHANDISE STORES	132,615

HEALTH SERVICES - 2.19%
1,369	*	Alliance Imaging, Inc	9,104
4,090	*	Amedisys, Inc	134,438
2,922	*	Amsurg Corp	67,206
676	*	Apria Healthcare Group, Inc	18,015
1,711	*	Bio-Reference Labs, Inc	38,480
549	*	Corvel Corp	26,116
775	*	Cross Country Healthcare, Inc	16,911
692	*	Emeritus Corp	17,196
4,414	*	Enzo Biochem, Inc	62,988
4,946	*	Five Star Quality Care, Inc	55,148
1,952	*	Genomic Health, Inc	36,307
2,319	*	Gentiva Health Services, Inc	44,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,455	*	Healthways, Inc	$260,258
4,107	*	Hythiam, Inc	37,949
3,345		LCA-Vision, Inc	114,934
1,718	*	LHC Group, Inc	48,980
740	*	Magellan Health Services, Inc	31,983
3,137	*	Matria Healthcare, Inc	90,126
420	*	Medcath Corp	11,491
927		National Healthcare Corp	51,170
14,424	*	Nektar Therapeutics	219,389
1,030	*	Nighthawk Radiology Holdings, Inc	26,265
4,177	*	Odyssey HealthCare, Inc	55,387
409		Option Care, Inc	5,828
8,529	*	Psychiatric Solutions, Inc	320,008
1,924	*	Radiation Therapy Services, Inc	60,644
3,668	*	Stereotaxis, Inc	37,854
5,045	*	Sun Healthcare Group, Inc	63,718
5,389	*	Sunrise Senior Living, Inc	165,550
1,495	*	Symbion, Inc	27,672
6,985	*	United Surgical Partners International, Inc	198,025
848	*	VistaCare, Inc (Class A)	8,607
		TOTAL HEALTH SERVICES	2,361,947

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.14%
1,520		Granite Construction, Inc	76,486
3,268	*	Matrix Service Co	52,615
1,192	*	Sterling Construction Co, Inc	25,938
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	155,039

HOLDING AND OTHER INVESTMENT OFFICES - 4.79%
4,976		Acadia Realty Trust	124,500
327	*	Alexander's, Inc	137,226
840		Alexandria Real Estate Equities, Inc	84,336
947		Cherokee, Inc	40,636
5,372		Corporate Office Properties Trust	271,125
6,166		Cousins Properties, Inc	217,475
3,993		Digital Realty Trust, Inc	136,680
3,444		EastGroup Properties, Inc	184,461
482	*	Enstar Group, Inc	46,224
3,126		Equity Lifestyle Properties, Inc	170,148
1,765		FelCor Lodging Trust, Inc	38,548
2,818		Getty Realty Corp	87,076
1,113		Gladstone Investment Corp	17,040
5,898		Glimcher Realty Trust	157,536
2,737	*	Harris & Harris Group, Inc	33,090
4,828		Home Properties, Inc	286,156
587		Inland Real Estate Corp	10,989
26,100		iShares Russell 2000 Growth Index Fund	2,052,765
1,422		JER Investors Trust, Inc	29,393
872		Maguire Properties, Inc	34,880
925		Mid-America Apartment Communities, Inc	52,947
9,058	*	Mills Corp	181,160
1,616		Omega Healthcare Investors, Inc	28,636
560		PS Business Parks, Inc	39,598

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
360		Resource Capital Corp	$6,102
1,709		Saul Centers, Inc	94,320
298		Sovran Self Storage, Inc	17,069
2,893		Sun Communities, Inc	93,617
4,861		Tanger Factory Outlet Centers, Inc	189,968
7,187		Washington Real Estate Investment Trust	287,480
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,151,181

HOTELS AND OTHER LODGING PLACES - 0.45%
977		Ameristar Casinos, Inc	30,033
1,467	*	Aztar Corp	79,834
2,425	*	Isle of Capri Casinos, Inc	64,457
290	*	Lodgian, Inc	3,944
1,630	*	Monarch Casino & Resort, Inc	38,924
2,820	*	Morgans Hotel Group Co	47,743
1,000	*	Riviera Holdings Corp	24,160
4,287	*	Vail Resorts, Inc	192,143
		TOTAL HOTELS AND OTHER LODGING PLACES	481,238

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.23%
1,580		Aaon, Inc	41,522
4,310		Actuant Corp (Class A)	205,372
2,885		Albany International Corp (Class A)	94,945
2,983	*	Allis-Chalmers Energy, Inc	68,728
140		Ampco-Pittsburgh Corp	4,687
2,733	*	Astec Industries, Inc	95,928
3,451	*	ASV, Inc	56,148
4,890	*	Asyst Technologies, Inc	35,746
921	*	Basin Water, Inc	6,235
3,300	*	Blount International, Inc	44,418
5,082		Bucyrus International, Inc (Class A)	263,044
12,400	*	Cirrus Logic, Inc	85,312
2,817	*	Columbus McKinnon Corp	59,213
286		Curtiss-Wright Corp	10,605
5,606	*	Cymer, Inc	246,384
3,568	*	Dril-Quip, Inc	139,723
4,127	*	Emulex Corp	80,518
2,518	*	ENGlobal Corp	16,191
2,307	*	Entegris, Inc	24,962
2,026	*	Flanders Corp	20,057
1,678	*	Gateway, Inc	3,373
545	*	Gehl Co	15,004
2,278	*	Global Imaging Systems, Inc	50,002
2,405	*	Goodman Global, Inc	41,366
2,673	*	Hydril	200,983
7,956	*	Intermec, Inc	193,092
3,454	*	Intevac, Inc	89,631
4,538		Kaydon Corp	180,340
3,724	*	Komag, Inc	141,065
1,596	*	LB Foster Co (Class A)	41,352
322		Lindsay Manufacturing Co	10,513
2,387		Lufkin Industries, Inc	138,637
6,169	*	Micros Systems, Inc	325,106

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,095	*	Middleby Corp	$114,614
2,289	*	NATCO Group, Inc (Class A)	72,973
5,341	*	Netgear, Inc	140,201
388		NN, Inc	4,823
4,091		Nordson Corp	203,855
4,098	*	Oil States International, Inc	132,079
831	*	Palm, Inc	11,709
4,456	*	Rackable Systems, Inc	138,002
3,371	*	RBC Bearings, Inc	96,613
1,242		Sauer-Danfoss, Inc	40,055
3,831	*	Scansource, Inc	116,462
493	*	Semitool, Inc	6,562
3,561	*	Sigma Designs, Inc	90,627
412		Tennant Co	11,948
2,274	*	TurboChef Technologies, Inc	38,703
3,470	*	Ultratech, Inc	43,306
9,778	*	VA Software Corp	49,183
4,483		Watsco, Inc	211,418
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,553,335

INSTRUMENTS AND RELATED PRODUCTS - 8.16%
3,125	*	Abaxis, Inc	60,156
3,658	*	Abiomed, Inc	51,578
10,796	*	Affymetrix, Inc	248,956
8,935	*	Align Technology, Inc	124,822
11,245	*	American Medical Systems Holdings, Inc	208,257
1,496	*	American Science & Engineering, Inc	89,027
1,237		Analogic Corp	69,445
382	*	Anaren, Inc	6,784
1,917	*	Angiodynamics, Inc	41,196
2,121	*	Argon ST, Inc	45,686
3,536		Arrow International, Inc	125,104
4,204	*	Arthrocare Corp	167,824
2,554	*	Aspect Medical Systems, Inc	48,041
1,535		Badger Meter, Inc	42,520
2,372	*	Biosite, Inc	115,872
5,867	*	Bruker BioSciences Corp	44,061
3,830	*	Candela Corp	47,377
8,790	*	Cepheid, Inc	74,715
4,346	*	Cerus Corp	25,468
2,893	*	Coherent, Inc	91,332
3,535	*	Cyberonics, Inc	72,962
107		Datascope Corp	3,899
5,764	*	Depomed, Inc	19,886
2,632	*	DexCom, Inc	25,952
3,180	*	Dionex Corp	180,338
3,676	*	DJ Orthopedics, Inc	157,406
273	*	DXP Enterprises, Inc	9,566
703	*	Eagle Test Systems, Inc	10,250
4,148	*	ESCO Technologies, Inc	188,485
1,465	*	Esterline Technologies Corp	58,937
2,586	*	ev3, Inc	44,557
1,294	*	Excel Technology, Inc	33,113

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,911	*	FEI Co	$103,133
10,445	*	Flir Systems, Inc	332,464
7,269	*	Formfactor, Inc	270,770
2,943	*	Fossil, Inc	66,453
3,460	*	Foxhollow Technologies, Inc	74,667
4,197	*	Haemonetics Corp	188,949
537	*	Herley Industries, Inc	8,694
8,430	d*	Hologic, Inc	398,570
888	*	ICU Medical, Inc	36,124
3,660	*	I-Flow Corp	54,717
3,830	*	II-VI, Inc	107,010
7,333	*	Illumina, Inc	288,260
3,053	*	Input/Output, Inc	41,612
3,019	*	Integra LifeSciences Holdings Corp	128,579
3,353	*	Intralase Corp	75,040
4,775	*	Ionatron, Inc	19,578
2,737	*	IRIS International, Inc	34,623
4,082	*	Itron, Inc	211,611
6,263	*	Ixia	60,125
659	*	Kensey Nash Corp	20,956
9,364	*	Kopin Corp	33,429
7,116	*	Kyphon, Inc	287,486
7,084	*	L-1 Identity Solutions, Inc	107,181
10,220	*	LTX Corp	57,232
2,165	*	Measurement Specialties, Inc	46,851
447	*	Medical Action Industries, Inc	14,411
5,836		Mentor Corp	285,205
3,036		Mine Safety Appliances Co	111,269
2,471	*	Molecular Devices Corp	52,064
2,616		MTS Systems Corp	101,030
2,914	*	Natus Medical, Inc	48,402
1,952	*	Neurometrix, Inc	29,104
942	*	Nextest Systems Corp	10,616
1,376	*	Northstar Neuroscience, Inc	19,787
5,408	*	NuVasive, Inc	124,925
1,900	*	NxStage Medical, Inc	15,922
1,401		Oakley, Inc	28,104
616	*	OYO Geospace Corp	35,783
2,816	*	Palomar Medical Technologies, Inc	142,687
1,624	*	Photon Dynamics, Inc	18,985
3,670		PolyMedica Corp	148,305
6,043	*	RAE Systems, Inc	19,338
2,328	*	Rofin-Sinar Technologies, Inc	140,751
679	*	Rudolph Technologies, Inc	10,810
8,269	*	Sirf Technology Holdings, Inc	211,025
2,838		Sirona Dental Systems, Inc	109,291
4,142	*	Sonic Solutions, Inc	67,515
2,620	*	SonoSite, Inc	81,037
4,789	*	Spectranetics Corp	54,068
4,887	*	Symmetry Medical, Inc	67,587
4,591	*	Teledyne Technologies, Inc	184,237
8,479	*	ThermoGenesis Corp	36,544
7,361	*	Thoratec Corp	129,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,532		United Industrial Corp	$77,749
1,613	*	Varian, Inc	72,246
4,556	*	Veeco Instruments, Inc	85,334
4,548	*	Ventana Medical Systems, Inc	195,700
3,411	*	Viasys Healthcare, Inc	94,894
2,636	*	Vital Images, Inc	91,733
1,028		Vital Signs, Inc	51,318
700	*	Volcano Corp	11,473
4,969	*	Wright Medical Group, Inc	115,678
1,472		X-Rite, Inc	18,106
752		Young Innovations, Inc	25,042
893	*	Zoll Medical Corp	52,008
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,777,175

INSURANCE AGENTS, BROKERS AND SERVICE - 0.22%
300		Clark, Inc	4,989
363		Hilb Rogal & Hobbs Co	15,290
4,991		National Financial Partners Corp	219,454
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	239,733

INSURANCE CARRIERS - 0.55%
624		21st Century Insurance Group	11,014
520	*	ACA Capital Holdings, Inc	8,039
1,485	*	AMERIGROUP Corp	53,297
6,893	*	Centene Corp	169,361
910	*	Darwin Professional Underwriters, Inc	21,340
1,511	*	First Acceptance Corp	16,198
4,244	*	HealthExtras, Inc	102,280
2,260	*	Healthspring, Inc	45,991
946	*	Molina Healthcare, Inc	30,754
1,550		National Interstate Corp	37,665
190		Safety Insurance Group, Inc	9,635
2,767		Tower Group, Inc	85,971
		TOTAL INSURANCE CARRIERS	591,545

JUSTICE, PUBLIC ORDER AND SAFETY - 0.11%
3,048	*	Geo Group, Inc	114,361
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	114,361

LEATHER AND LEATHER PRODUCTS - 0.56%
1,552	*	CROCS, Inc	67,046
507	*	Genesco, Inc	18,911
7,562	*	Iconix Brand Group, Inc	146,627
3,300		Steven Madden Ltd	115,797
4,203	*	Timberland Co (Class A)	132,731
4,359		Wolverine World Wide, Inc	124,319
		TOTAL LEATHER AND LEATHER PRODUCTS	605,431

LEGAL SERVICES - 0.15%
3,480	*	FTI Consulting, Inc	97,057
1,569	*	Pre-Paid Legal Services, Inc	61,395
		TOTAL LEGAL SERVICES	158,452

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
LUMBER AND WOOD PRODUCTS - 0.28%
1,920		American Woodmark Corp	$80,352
12,226	*	Champion Enterprises, Inc	114,435
1,640		Deltic Timber Corp	91,479
275		Universal Forest Products, Inc	12,821
		TOTAL LUMBER AND WOOD PRODUCTS	299,087

METAL MINING - 0.56%
2,342		Cleveland-Cliffs, Inc	113,446
44,781	*	Coeur d'Alene Mines Corp	221,666
18,962	*	Hecla Mining Co	145,249
1,552		Royal Gold, Inc	55,841
5,263	*	Stillwater Mining Co	65,735
		TOTAL METAL MINING	601,937

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
6,245		Daktronics, Inc	230,128
1,213		Marine Products Corp	14,241
3,941		Nautilus, Inc	55,174
5,576	*	Progressive Gaming International Corp	50,574
241	*	RC2 Corp	10,604
5,544	*	Shuffle Master, Inc	145,253
4,511		Yankee Candle Co, Inc	154,637
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	660,611

MISCELLANEOUS RETAIL - 1.55%
3,970	*	1-800-FLOWERS.COM, Inc (Class A)	24,455
1,381	*	AC Moore Arts & Crafts, Inc	29,926
2,879		Big 5 Sporting Goods Corp	70,305
2,127	*	Blue Nile, Inc	78,465
2,247	*	Build-A-Bear Workshop, Inc	62,961
2,425		Cash America International, Inc	113,733
8,296	*	CKX, Inc	97,312
1,884	*	dELiA*s, Inc	19,763
12,929	*	Drugstore.com, Inc	47,320
5,856	*	Ezcorp, Inc (Class A)	95,160
6,122	*	GSI Commerce, Inc	114,788
5,156	*	Hibbett Sporting Goods, Inc	157,413
4,416		Longs Drug Stores Corp	187,150
1,829	*	Overstock.com, Inc	28,898
3,723	*	Priceline.com, Inc	162,360
3,071	*	Stamps.com, Inc	48,368
4,517	*	Valuevision International, Inc (Class A)	59,353
4,426		World Fuel Services Corp	196,780
2,367	*	Zumiez, Inc	69,921
		TOTAL MISCELLANEOUS RETAIL	1,664,431

MOTION PICTURES - 0.63%
621	*	Avid Technology, Inc	23,138
14,406	*	Denny's Corp	67,852
2,537	*	Gaiam, Inc (Class A)	34,706
7,069	*	Macrovision Corp	199,770
17,746	*	Time Warner Telecom, Inc (Class A)	353,678
		TOTAL MOTION PICTURES	679,144

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
NONDEPOSITORY INSTITUTIONS - 0.73%
10,913		Advance America Cash Advance Centers, Inc	$159,875
352		Advanta Corp (Class B)	15,358
1,841		Asta Funding, Inc	56,040
2,631	*	CompuCredit Corp	104,740
1,516	*	Credit Acceptance Corp	50,528
2,807	*	Doral Financial Corp	8,056
4,568	*	First Cash Financial Services, Inc	118,174
5,057	*	INVESTools, Inc	69,736
1,170	*	Penson Worldwide, Inc	32,070
1,549		Technology Investment Capital Corp	25,001
1,606	*	United PanAm Financial Corp	22,099
2,699	*	World Acceptance Corp	126,718
		TOTAL NONDEPOSITORY INSTITUTIONS	788,395

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
3,532		AMCOL International Corp	97,978
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	97,978

OIL AND GAS EXTRACTION - 3.88%
1,686	*	Arena Resources, Inc	72,009
2,718	*	Atlas America, Inc	138,536
3,259	*	ATP Oil & Gas Corp	128,959
4,276	*	Atwood Oceanics, Inc	209,396
13,344	*	Aurora Oil & Gas Corp	42,834
1,958	*	Basic Energy Services, Inc	48,265
5,687		Berry Petroleum Co (Class A)	176,354
1,958	*	Bill Barrett Corp	53,277
2,482	*	Bois d'Arc Energy, Inc	36,312
1,783	*	Bronco Drilling Co, Inc	30,650
1,641	*	Callon Petroleum Co	24,664
3,522	*	Carrizo Oil & Gas, Inc	102,208
920	*	Clayton Williams Energy, Inc	33,405
4,061	*	Complete Production Services, Inc	86,093
4,695	*	Comstock Resources, Inc	145,827
631	*	Dawson Geophysical Co	22,987
4,199		Delta & Pine Land Co	169,850
7,831	*	Delta Petroleum Corp	181,366
4,594	*	Energy Partners Ltd	112,185
4,573	*	Exploration Co of Delaware, Inc	61,004
12,014	*	Gasco Energy, Inc	29,434
4,699	*	GeoGlobal Resources, Inc	36,887
1,000	*	Geomet, Inc	10,400
1,259	*	GMX Resources, Inc	44,695
2,235	*	Goodrich Petroleum Corp	80,862
31,261	*	Grey Wolf, Inc	214,450
2,013	*	Gulfport Energy Corp	27,357
3	*	Hanover Compressor Co	57
3,173	*	Hercules Offshore, Inc	91,700
11,796	*	Mariner Energy, Inc	231,202
2,459	*	Metretek Technologies, Inc	30,295

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,184	*	Newpark Resources, Inc	$59,007
5,577	*	Parallel Petroleum Corp	97,988
13,346	*	PetroHawk Energy Corp	153,479
2,333	*	Petroleum Development Corp	100,436
1,662	*	Petroquest Energy, Inc	21,174
6,466	*	Pioneer Drilling Co	85,868
116	*	PrimeEnergy Corp	7,482
3,065	*	Quest Resource Corp	30,957
1,617	*	RAM Energy Resources, Inc	8,910
5,011		RPC, Inc	84,586
3,292	*	Sulphco, Inc	15,538
2,020	*	Superior Well Services, Inc	51,631
6,382	*	Syntroleum Corp	22,082
1,964	*	Toreador Resources Corp	50,612
10,854	*	Transmeridian Exploration, Inc	37,446
9,025	*	Vaalco Energy, Inc	60,919
1,120	*	Venoco, Inc	19,667
3,875	*	Veritas DGC, Inc	331,816
2,495	*	Warren Resources, Inc	29,241
4,747	*	W-H Energy Services, Inc	231,131
		TOTAL OIL AND GAS EXTRACTION	4,173,490

PAPER AND ALLIED PRODUCTS - 0.44%
8,574	*	Cenveo, Inc	181,769
11,857	*	Graphic Packaging Corp	51,341
2,697		Longview Fibre Co	59,199
2,289		Neenah Paper, Inc	80,847
6,312	*	Playtex Products, Inc	90,830
383		Wausau Paper Corp	5,741
		TOTAL PAPER AND ALLIED PRODUCTS	469,727

PERSONAL SERVICES - 0.20%
2,420		Coinmach Service Corp (Class A)	28,798
222	*	Coinstar, Inc	6,787
5,255		Jackson Hewitt Tax Service, Inc	178,512
		TOTAL PERSONAL SERVICES	214,097

PETROLEUM AND COAL PRODUCTS - 0.28%
1,200		Alon USA Energy, Inc	31,572
1,607		Delek US Holdings, Inc	26,339
1,239		ElkCorp	50,911
738	*	Giant Industries, Inc	55,313
3,766	*	Headwaters, Inc	90,233
1,314		WD-40 Co	45,819
		TOTAL PETROLEUM AND COAL PRODUCTS	300,187

PRIMARY METAL INDUSTRIES - 1.87%
17,721	*	AK Steel Holding Corp	299,485
2,072	*	Century Aluminum Co	92,515
1,364		Chaparral Steel Co	60,384
9,315	*	CommScope, Inc	283,921
3,751		Encore Wire Corp	82,560
7,391	*	General Cable Corp	323,061

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
299	*	Lone Star Technologies, Inc	$14,475
3,370		Matthews International Corp (Class A)	132,610
890		Mueller Industries, Inc	28,213
4,988	*	Oregon Steel Mills, Inc	311,301
1,318		Quanex Corp	45,590
3,665	*	RTI International Metals, Inc	286,676
222	*	Superior Essex, Inc	7,382
645		Texas Industries, Inc	41,428
		TOTAL PRIMARY METAL INDUSTRIES	2,009,601

PRINTING AND PUBLISHING - 0.59%
2,770	*	ACCO Brands Corp	73,322
1,205	*	Consolidated Graphics, Inc	71,179
305		Courier Corp	11,886
1,050		GateHouse Media, Inc	19,488
1,699		John H Harland Co	85,290
3,961		Martha Stewart Living Omnimedia, Inc (Class A)	86,746
450	*	Playboy Enterprises, Inc (Class B)	5,157
4,611	*	Presstek, Inc	29,326
3,956	*	Private Media Group Ltd	15,943
7,756		Reader's Digest Association, Inc	129,525
490		Schawk, Inc	9,575
5,651	*	Sun-Times Media Group, Inc (Class A)	27,746
4,408	*	Valassis Communications, Inc	63,916
		TOTAL PRINTING AND PUBLISHING	629,099

RAILROAD TRANSPORTATION - 0.34%
3,549		Florida East Coast Industries	211,520
5,793	*	Genesee & Wyoming, Inc (Class A)	152,008
		TOTAL RAILROAD TRANSPORTATION	363,528

REAL ESTATE - 0.07%
906		Consolidated-Tomoka Land Co	65,594
2,128	*	Housevalues, Inc	11,981
		TOTAL REAL ESTATE	77,575

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.60%
1,021	*	AEP Industries, Inc	54,430
990	*	Deckers Outdoor Corp	59,351
840	*	Metabolix, Inc	15,910
1,646		PW Eagle, Inc	56,787
1,599	*	Skechers U.S.A., Inc (Class A)	53,263
1,973	*	Trex Co, Inc	45,162
4,350		Tupperware Corp	98,354
5,204		West Pharmaceutical Services, Inc	266,601
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	649,858

SECURITY AND COMMODITY BROKERS - 1.25%
3,160		Calamos Asset Management, Inc (Class A)	84,783
1,599		Cohen & Steers, Inc	64,232
1,947	*	GFI Group, Inc	121,220
2,840		Greenhill & Co, Inc	209,592
6,128		International Securities Exchange, Inc	286,729

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
450	*	KBW, Inc	$13,226
1,984	*	MarketAxess Holdings, Inc	26,923
2,303	*	Morningstar, Inc	103,750
3,328		optionsXpress Holdings, Inc	75,512
912	*	Stifel Financial Corp	35,778
1,061	*	Thomas Weisel Partners Group, Inc	22,387
206		Value Line, Inc	9,363
10,718		Waddell & Reed Financial, Inc (Class A)	293,244
		TOTAL SECURITY AND COMMODITY BROKERS	1,346,739

SOCIAL SERVICES - 0.20%
4,207	*	Bright Horizons Family Solutions, Inc	162,643
1,911	*	Providence Service Corp	48,023
		TOTAL SOCIAL SERVICES	210,666

SPECIAL TRADE CONTRACTORS - 0.26%
601		Alico, Inc	30,429
4,209		Chemed Corp	155,649
2,137		Comfort Systems USA, Inc	27,012
2,401	*	Integrated Electrical Services, Inc	42,714
683	*	Layne Christensen Co	22,423
		TOTAL SPECIAL TRADE CONTRACTORS	278,227

STONE, CLAY, AND GLASS PRODUCTS - 0.27%
3,431		Apogee Enterprises, Inc	66,253
2,179	*	Cabot Microelectronics Corp	73,955
3,115		CARBO Ceramics, Inc	116,408
4,236	*	US Concrete, Inc	30,160
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	286,776

TEXTILE MILL PRODUCTS - 0.02%
174		Oxford Industries, Inc	8,639
1,566		Xerium Technologies, Inc	15,331
		TOTAL TEXTILE MILL PRODUCTS	23,970

TOBACCO PRODUCTS - 0.07%
4,140		Vector Group Ltd	73,485
		TOTAL TOBACCO PRODUCTS	73,485

TRANSPORTATION BY AIR - 0.97%
9,126	*	ABX Air, Inc	63,243
1,436	*	Air Methods Corp	40,093
14,624	*	Airtran Holdings, Inc	171,686
3,084	*	Alaska Air Group, Inc	121,818
613	*	Atlas Air Worldwide Holdings, Inc	27,279
5,036	*	EGL, Inc	149,972
1,009	*	ExpressJet Holdings, Inc	8,173
864	*	Frontier Airlines Holdings, Inc	6,394
22,077	*	JetBlue Airways Corp	313,493
1,358	*	PHI, Inc	44,447
3,869		Skywest, Inc	98,698
		TOTAL TRANSPORTATION BY AIR	1,045,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 2.29%
2,470		A.O. Smith Corp	$92,773
5,118	*	AAR Corp	149,394
1,568	*	Accuride Corp	17,656
1,415		American Railcar Industries, Inc	48,167
12,347	*	BE Aerospace, Inc	317,071
3,027		Clarcor, Inc	102,343
2,286	*	Comtech Group, Inc	41,582
10,524	*	Fleetwood Enterprises, Inc	83,245
1,068		Freightcar America, Inc	59,221
1,752	*	Fuel Systems Solutions, Inc	38,684
8,904	*	GenCorp, Inc	124,834
1,750	*	GenTek, Inc	60,533
839		Greenbrier Cos, Inc	25,170
3,365		Heico Corp	130,663
1,263	*	K&F Industries Holdings, Inc	28,683
1,495	*	Miller Industries, Inc	35,880
8,600	*	Navistar International Corp	287,498
1,287		Noble International Ltd	25,804
4,561	*	Orbital Sciences Corp	84,105
5,015		Polaris Industries, Inc	234,852
1,290	*	Tenneco, Inc	31,889
1,084	*	TransDigm Group, Inc	28,737
505		Triumph Group, Inc	26,477
7,817		Westinghouse Air Brake Technologies Corp	237,480
4,679		Winnebago Industries, Inc	153,986
		TOTAL TRANSPORTATION EQUIPMENT	2,466,727

TRANSPORTATION SERVICES - 0.46%
3,383		Ambassadors Group, Inc	102,674
1,593	*	Dynamex, Inc	37,212
6,442	*	HUB Group, Inc (Class A)	177,477
6,047		Pacer International, Inc	180,019
		TOTAL TRANSPORTATION SERVICES	497,382

TRUCKING AND WAREHOUSING - 0.44%
3,775	*	Celadon Group, Inc	63,231
4,465		Forward Air Corp	129,172
5,091		Heartland Express, Inc	76,467
712	*	Marten Transport Ltd	13,051
4,420	*	Old Dominion Freight Line	106,389
552	*	P.A.M. Transportation Services, Inc	12,155
58	*	Patriot Transportation Holding, Inc	5,415
1,331	*	Quality Distribution, Inc	17,729
672	*	U.S. Xpress Enterprises, Inc (Class A)	11,068
990	*	Universal Truckload Services, Inc	23,513
759	*	USA Truck, Inc	12,182
		TOTAL TRUCKING AND WAREHOUSING	470,372

WATER TRANSPORTATION - 0.33%
4,877	*	American Commercial Lines, Inc	319,492
900		Horizon Lines, Inc (Class A)	24,264
270	*	Hornbeck Offshore Services, Inc	9,639
		TOTAL WATER TRANSPORTATION	353,395

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.41%
7,200		Applied Industrial Technologies, Inc	$189,432
5,006		Barnes Group, Inc	108,881
7,055	*	Beacon Roofing Supply, Inc	132,775
804		Castle (A.M.) & Co	20,462
3,572	*	Conceptus, Inc	76,048
1,825	*	Digi International, Inc	25,167
3,030	*	Drew Industries, Inc	78,810
2,677	*	Genesis Microchip, Inc	27,145
710	*	Hansen Medical, Inc	8,193
500	*	Houston Wire & Cable Co	10,450
4,238	*	Interline Brands, Inc	95,228
2,517	*	Keystone Automotive Industries, Inc	85,553
9,223		Knight Transportation, Inc	157,252
7,212	*	LKQ Corp	165,804
1,556	*	Merge Technologies, Inc	10,207
808	*	MWI Veterinary Supply, Inc	26,098
10,874	*	PSS World Medical, Inc	212,369
6,138	*	Tyler Technologies, Inc	86,300
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,516,174

WHOLESALE TRADE-NONDURABLE GOODS - 1.30%
6,966	*	Akorn, Inc	43,538
7,477	*	Allscripts Healthcare Solutions, Inc	201,804
2,248		Andersons, Inc	95,293
4,159	*	Central European Distribution Corp	123,522
790	*	Green Mountain Coffee Roasters, Inc	38,892
2,148		K-Swiss, Inc (Class A)	66,030
303	*	Maui Land & Pineapple Co, Inc	10,278
7,559		Men's Wearhouse, Inc	289,207
2,478		Myers Industries, Inc	38,805
5,555		Nu Skin Enterprises, Inc (Class A)	101,268
2,417	*	Nuco2, Inc	59,434
370	*	School Specialty, Inc	13,871
825	*	Source Interlink Cos, Inc	6,732
6,791	*	United Natural Foods, Inc	243,933
380	*	Valley National Gases, Inc	10,051
2,049	*	Volcom, Inc	60,572
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,403,230

		TOTAL COMMON STOCKS
		(Cost $86,928,565)	106,392,463

WARRANTS - 0.00% **

COMMUNICATIONS - 0.00% **
3	v*	RCN Corp Wts	0
		TOTAL COMMUNICATIONS	0

		TOTAL WARRANTS
		(Cost - $0)	0

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

PRINCIPAL		ISSUER	VALUE
SHORT-TERM INVESTMENTS - 1.43%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.43%
$ 1,540,000	d	Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	$1,539,170
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,539,170

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,539,795)	1,539,170

		TOTAL PORTFOLIO - 100.29%
		(Cost $88,468,360)	107,931,633
		OTHER ASSETS & LIABILITIES, NET- (0.29)%	(307,025)

		NET ASSETS - 100.00%	$107,624,608

	*	Non-income producing
	**	Percentage represents less than 0.01%
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts in the amount of $132,384.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 92.26%
AGRICULTURAL PRODUCTION-CROPS - 0.09%
7,751	*	Chiquita Brands International, Inc	$123,783
		TOTAL AGRICULTURAL PRODUCTION-CROPS	123,783

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.25%
7,507		Pilgrim's Pride Corp	220,931
66		Seaboard Corp	116,490
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	337,421

AMUSEMENT AND RECREATION SERVICES - 0.72%
1,104	*	Bally Technologies, Inc	20,623
7,392	*	Bally Total Fitness Holding Corp	18,110
1,629		Churchill Downs, Inc	69,623
3,038		Dover Motorsports, Inc	16,132
4,489	*	Lakes Entertainment, Inc	48,436
5,616	*	Leapfrog Enterprises, Inc	53,240
8,326	*	Live Nation, Inc	186,502
8,690	*	Magna Entertainment Corp	39,192
1,981	*	Marvel Entertainment, Inc	53,309
2,687	*	MTR Gaming Group, Inc	32,835
5,159	*	Multimedia Games, Inc	49,526
3,406	*	Pinnacle Entertainment, Inc	112,875
13,034	*	Six Flags, Inc	68,298
2,924		Speedway Motorsports, Inc	112,282
970	*	Town Sports International Holdings, Inc	15,986
13,181		Westwood One, Inc	93,058
		TOTAL AMUSEMENT AND RECREATION SERVICES	990,027

APPAREL AND ACCESSORY STORES - 0.99%
3,914		Brown Shoe Co, Inc	186,854
238		Buckle, Inc	12,102
270	*	Cache, Inc	6,815
11,415	*	Charming Shoppes, Inc	154,445
7,857		Finish Line, Inc (Class A)	112,198
2,060	*	J Crew Group, Inc	79,413
4,519	*	Jo-Ann Stores, Inc	111,167
10,715	*	Payless Shoesource, Inc	351,666
1,575	*	Shoe Carnival, Inc	49,770
5,179		Stage Stores, Inc	157,390
1,618	*	Syms Corp	32,214
4,257		Talbots, Inc	102,594
		TOTAL APPAREL AND ACCESSORY STORES	1,356,628

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
2,379		Columbia Sportswear Co	132,510
6,514	*	Hartmarx Corp	45,989
4,631		Kellwood Co	150,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
520	*	Maidenform Brands, Inc	$9,422
5,075		Phillips-Van Heusen Corp	254,613
17,798	*	Quiksilver, Inc	280,319
4,905	*	Warnaco Group, Inc	124,489
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	997,942

AUTO REPAIR, SERVICES AND PARKING - 0.49%
156	*	Amerco, Inc	13,574
1,935		Bandag, Inc	97,582
1,572		Central Parking Corp	28,296
4,580	*	Dollar Thrifty Automotive Group, Inc	208,894
9,801	*	PHH Corp	282,955
160	*	Standard Parking Corp	6,146
1,287	*	Wright Express Corp	40,116
		TOTAL AUTO REPAIR, SERVICES AND PARKING	677,563

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.37%
1,229	*	America's Car-Mart, Inc	14,576
2,330		Asbury Automotive Group, Inc	54,895
3,608	*	CSK Auto Corp	61,877
2,767		Lithia Motors, Inc (Class A)	79,579
2,761	*	MarineMax, Inc	71,593
3,941	*	Rush Enterprises, Inc (Class A)	66,682
5,437		Sonic Automotive, Inc (Class A)	157,890
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	507,092

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
3,705	*	Central Garden & Pet Co	179,396
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	179,396

BUSINESS SERVICES - 7.02%
3,879	*	@Road, Inc	28,317
72,054	*	3Com Corp	296,142
8,178		ABM Industries, Inc	185,722
1,388	*	Actuate Corp	8,245
8,790	*	Agile Software Corp	54,059
3,803	*	Altiris, Inc	96,520
258	*	AMN Healthcare Services, Inc	7,105
376	*	Ansys, Inc	16,352
1,265		Arbitron, Inc	54,952
13,740	*	Ariba, Inc	106,348
10,111	*	Aspen Technology, Inc	111,423
560	*	Asset Acceptance Capital Corp	9,419
8,401	*	Avocent Corp	284,374
31,386	*	BearingPoint, Inc	247,008
17,076	*	BISYS Group, Inc	220,451
1,666		Blackbaud, Inc	43,316
13,286	*	Borland Software Corp	72,276
4,133	*	Bottomline Technologies, Inc	47,323
3,105		Brady Corp (Class A)	115,754
1,015	*	CACI International, Inc (Class A)	57,348
3,546		Catalina Marketing Corp	97,515
4,892	*	CBIZ, Inc	34,097

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,486	*	Ciber, Inc	$64,315
81,798	*	CMGI, Inc	109,609
3,923	*	Cogent Communications Group, Inc	63,631
594		Cognex Corp	14,149
690	*	Commvault Systems, Inc	13,807
5,701	*	Covansys Corp	130,838
4,916	*	CSG Systems International, Inc	131,405
9,444		Deluxe Corp	237,989
6,770	*	Dendrite International, Inc	72,507
490	*	DivX, Inc	11,304
2,090	*	DynCorp International, Inc (Class A)	33,168
23,204	*	Earthlink, Inc	164,748
5,514	*	Echelon Corp	44,112
6,127	*	eFunds Corp	168,493
3,540	*	Electro Rent Corp	59,118
2,922	*	EPIQ Systems, Inc	49,586
3,837	*	eSpeed, Inc (Class A)	33,497
227	*	First Advantage Corp (Class A)	5,212
594	*	Forrester Research, Inc	16,103
2,567	*	FTD Group, Inc	45,924
3,319	*	Gerber Scientific, Inc	41,687
1,030	*	Global Cash Access, Inc	16,717
1		Healthcare Services Group	29
498	*	Heidrick & Struggles International, Inc	21,095
402	*	Hudson Highland Group, Inc	6,705
5,661	*	Hyperion Solutions Corp	203,456
1,082	*	i2 Technologies, Inc	24,691
482	*	iGate Corp	3,316
465	*	IHS, Inc (Class A)	18,358
1,330	*	Infocrossing, Inc	21,679
2,601	*	Infospace, Inc	53,347
1,360	*	Innerworkings, Inc	21,706
1,410	*	Innovative Solutions & Support, Inc	24,012
180		Integral Systems, Inc	4,171
6,406		Interactive Data Corp	154,000
7,036	*	Internet Capital Group, Inc	72,189
2,194		Interpool, Inc	51,252
3,951	*	Interwoven, Inc	57,961
3,453	*	Ipass, Inc	20,304
4,184	*	JDA Software Group, Inc	57,614
3,901	*	Keane, Inc	46,461
2,197		Kelly Services, Inc (Class A)	63,581
1,395	*	Korn/Ferry International	32,029
23,368	*	Lawson Software, Inc	172,690
6,428	*	Magma Design Automation, Inc	57,402
4,512	*	Manhattan Associates, Inc	135,721
691	*	Mantech International Corp (Class A)	25,450
750	*	Mapinfo Corp	9,788
1,846	*	Marlin Business Services, Inc	44,359
14,761	*	Mentor Graphics Corp	266,141
12,208	*	MPS Group, Inc	173,109
526	*	Neoware, Inc	6,948
3,379	*	Ness Technologies, Inc	48,185

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,546	*	Netratings, Inc	$44,580
829	*	Netscout Systems, Inc	6,881
1,110	*	Omniture, Inc	15,629
340	*	Opnet Technologies, Inc	4,913
10,402	*	Parametric Technology Corp	187,444
2,914		Pegasystems, Inc	28,761
15,907	*	Perot Systems Corp (Class A)	260,716
461	*	PRA International	11,649
13,033	*	Premiere Global Services, Inc	123,032
7,620	*	Progress Software Corp	212,827
910		QAD, Inc	7,635
3,772	*	Quest Software, Inc	55,260
2,588	*	Radisys Corp	43,142
4,721	*	RealNetworks, Inc	51,648
12,781	*	Rent-A-Center, Inc	377,167
796	*	Rewards Network, Inc	5,532
11,556	*	S1 Corp	63,674
4,794	*	SafeNet, Inc	114,768
9,789	*	Secure Computing Corp	64,216
1,381	*	SI International, Inc	44,772
1,436	*	Sitel Corp	6,060
12,177	*	SonicWALL, Inc	102,530
5,436	*	Spherion Corp	40,389
1,483		Startek, Inc	20,080
15,638	*	Sybase, Inc	386,259
930	*	Synchronoss Technologies, Inc	12,760
2,279	*	SYNNEX Corp	50,001
12,518	*	Take-Two Interactive Software, Inc	222,320
2,769		TAL International Group, Inc	73,905
2,105	*	THQ, Inc	68,455
33,789	*	TIBCO Software, Inc	318,968
3,279	*	TNS, Inc	63,121
12,151		United Online, Inc	161,365
5,546	*	Universal Compression Holdings, Inc	344,462
1,453	*	Vertrue, Inc	55,810
3,926		Viad Corp	159,396
3,627	*	Vignette Corp	61,913
1,540	*	Volt Information Sciences, Inc	77,323
7,409	*	webMethods, Inc	54,530
		TOTAL BUSINESS SERVICES	9,623,627

CHEMICALS AND ALLIED PRODUCTS - 3.91%
2,518	*	ADVENTRX Pharmaceuticals, Inc	7,428
2,451	*	Albany Molecular Research, Inc	25,883
6,178	*	Alpharma, Inc (Class A)	148,890
2,738	*	Anadys Pharmaceuticals, Inc	13,471
4,024		Arch Chemicals, Inc	134,039
2,842	*	Arena Pharmaceuticals, Inc	36,690
779	*	Atherogenics, Inc	7,720
850	*	Aventine Renewable Energy Holdings, Inc	20,026
3,428	*	Bentley Pharmaceuticals, Inc	34,863
2,710	*	Bradley Pharmaceuticals, Inc	55,772
7,500	*	Calgon Carbon Corp	46,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,733		Cambrex Corp	$107,534
500	*	Caraco Pharmaceutical Laboratories Ltd	7,000
10,126		CF Industries Holdings, Inc	259,631
1,094	*	Chattem, Inc	54,788
3,894	*	Cotherix, Inc	52,530
2,428	*	Cypress Bioscience, Inc	18,817
12,134	*	Dendreon Corp	50,599
4,563	*	Elizabeth Arden, Inc	86,925
948	*	Emisphere Technologies, Inc	5,015
7,546		Ferro Corp	156,127
1,653	*	Genitope Corp	5,819
5,739		Georgia Gulf Corp	110,820
6,482	*	Geron Corp	56,912
10,822		H.B. Fuller Co	279,424
9,693	*	Hercules, Inc	187,172
1,718	*	Indevus Pharmaceuticals, Inc	12,198
770		Innophos Holdings, Inc	11,304
2,146		Innospec, Inc	99,896
176		Inter Parfums, Inc	3,377
5,550	*	Inverness Medical Innovations, Inc	214,785
1,992		Koppers Holdings, Inc	51,931
2,092	*	Martek Biosciences Corp	48,827
3,685		Minerals Technologies, Inc	216,641
10,218	*	Nabi Biopharmaceuticals	69,278
9,044	*	NBTY, Inc	375,959
1,499	*	Neurocrine Biosciences, Inc	15,620
492	*	New River Pharmaceuticals, Inc	26,917
100	*	NitroMed, Inc	245
400		NL Industries, Inc	4,136
3,256	*	Northfield Laboratories, Inc	13,252
1,856	*	NPS Pharmaceuticals, Inc	8,408
2,542	*	Nuvelo, Inc	10,168
12,173		Olin Corp	201,098
5,399	*	OM Group, Inc	244,467
5,609	*	Omnova Solutions, Inc	25,689
480	*	Osiris Therapeutics, Inc	12,154
2,284	*	Par Pharmaceutical Cos, Inc	51,093
13,290		Perrigo Co	229,917
1,311	*	Pharmion Corp	33,745
560	*	Physicians Formula Holdings, Inc	10,466
210	*	Pioneer Cos, Inc	6,019
16,514	*	PolyOne Corp	123,855
5,895	*	Prestige Brands Holdings, Inc	76,753
4,179	*	Renovis, Inc	13,206
1,780	*	Replidyne, Inc	10,217
30,418	*	Revlon, Inc	1,521
38,618	*	Revlon, Inc (Class A)	49,431
6,631	*	Rockwood Holdings, Inc	167,499
464	*	Sciele Pharma, Inc	11,136
8,604		Sensient Technologies Corp	211,658
1,240		Stepan Co	39,271
7,309		Tronox, Inc (Class B)	115,409
3,876		UAP Holding Corp	97,598

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
16,153	*	USEC, Inc	$205,466
1,550	*	Verasun Energy Corp	30,613
6,945	*	Viropharma, Inc	101,675
250	*	Visicu, Inc	2,800
6,554	*	WR Grace & Co	129,769
		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,355,862

COAL MINING - 0.12%
4,393	*	International Coal Group, Inc	23,942
1,911		Penn Virginia Corp	133,846
		TOTAL COAL MINING	157,788

COMMUNICATIONS - 2.43%
7,577		Alaska Communications Systems Group, Inc	115,095
3,168	*	Anixter International, Inc	172,022
350		Atlantic Tele-Network, Inc	10,255
3,318	*	Audiovox Corp (Class A)	46,751
67,879	*	Charter Communications, Inc (Class A)	207,710
44,195	*	Cincinnati Bell, Inc	201,971
6,757		Citadel Broadcasting Corp	67,300
1,815		Commonwealth Telephone Enterprises, Inc	75,976
3,865		Consolidated Communications Holdings, Inc	80,779
54,659	*	Covad Communications Group, Inc	75,429
8,316	*	Cox Radio, Inc (Class A)	135,551
999	*	Crown Media Holdings, Inc (Class A)	3,626
3,371		CT Communications, Inc	77,263
5,057	*	Cumulus Media, Inc (Class A)	52,542
3,444		Emmis Communications Corp (Class A)	28,379
5,998		Entercom Communications Corp (Class A)	169,024
5,901	*	Entravision Communications Corp (Class A)	48,506
264	*	Eschelon Telecom, Inc	5,230
5,246		Fairpoint Communications, Inc	99,412
1,426	*	Fisher Communications, Inc	63,043
12,405	*	Foundry Networks, Inc	185,827
4,162	*	General Communication, Inc (Class A)	65,468
1,980	*	Globalstar, Inc	27,542
3,917		Golden Telecom, Inc	183,472
8,238		Gray Television, Inc	60,385
7,984	*	IDT Corp (Class B)	104,431
5,853		Iowa Telecommunications Services, Inc	115,363
1,056	*	Lightbridge, Inc	14,298
4,556	*	Lin TV Corp (Class A)	45,332
7,746	*	Mastec, Inc	89,389
3,922	*	Mediacom Communications Corp (Class A)	31,533
524	*	NTELOS Holdings Corp	9,369
1,130	*	Orbcomm, Inc	9,967
14,434	*	Radio One, Inc (Class D)	97,285
5,208	*	RCN Corp	157,021
1,861		Salem Communications Corp (Class A)	22,239
2,034	*	SAVVIS, Inc	72,634
1,263		Shenandoah Telecom Co	59,374
6,635	*	Spanish Broadcasting System, Inc (Class A)	27,270
2,669		SureWest Communications	73,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
372	*	Syniverse Holdings, Inc	$5,576
4,971		USA Mobility, Inc	111,201
2,262	*	Vonage Holdings Corp	15,698
6,368	*	Wireless Facilities, Inc	18,149
		TOTAL COMMUNICATIONS	3,338,191

DEPOSITORY INSTITUTIONS - 14.67%
2,300		1st Source Corp	73,899
1,542		Abington Community Bancorp, Inc	29,576
3,059		Alabama National Bancorp	210,245
4,054		Amcore Financial, Inc	132,444
2,150		AmericanWest Bancorp	52,073
2,380		Ameris Bancorp	67,068
3,730		Anchor Bancorp Wisconsin, Inc	107,499
1,719		Arrow Financial Corp	42,580
1,322		Bancfirst Corp	71,388
1,766	*	Bancorp, Inc	52,274
1,840		BancTrust Financial Group, Inc	46,957
10,893		Bank Mutual Corp	131,914
2,965		Bank of Granite Corp	56,246
8,697		BankAtlantic Bancorp, Inc (Class A)	120,106
4,333		BankFinancial Corp	77,171
5,616		BankUnited Financial Corp (Class A)	157,023
2,273		Banner Corp	100,785
1,620		Berkshire Hills Bancorp, Inc	54,205
3,411	*	BFC Financial Corp (Class A)	21,796
6,592		Boston Private Financial Holdings, Inc	185,960
11,022		Brookline Bancorp, Inc	145,160
1,963		Cadence Financial Corp	42,538
1,177		Camden National Corp	54,283
2,305		Capital City Bank Group, Inc	81,367
910		Capital Corp of the West	29,202
2,392		Capitol Bancorp Ltd	110,510
1,213		Cardinal Financial Corp	12,433
231		Cascade Bancorp	7,168
8,770		Cathay General Bancorp	302,653
10,866	*	Centennial Bank Holdings, Inc	102,792
676		Center Financial Corp	16,204
1,727		Centerstate Banks of Florida, Inc	36,094
5,646		Central Pacific Financial Corp	218,839
4,528		Chemical Financial Corp	150,782
8,613		Chittenden Corp	264,333
7,927		Citizens Banking Corp	210,066
1,493		Citizens First Bancorp, Inc	45,895
1,744		City Bank	62,435
3,224		City Holding Co	131,829
1,903		Clifton Savings Bancorp, Inc	23,198
939		Coastal Financial Corp	15,728
1,039		Columbia Bancorp	27,482
2,973		Columbia Banking System, Inc	104,412
1,275	*	Community Bancorp	38,492
5,411		Community Bank System, Inc	124,453
4,426		Community Banks, Inc	122,866

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,843		Community Trust Bancorp, Inc	$118,070
7,055		Corus Bankshares, Inc	162,759
4,201		CVB Financial Corp	60,746
4,730		Dime Community Bancshares	66,267
3,869		Downey Financial Corp	280,812
1,350		Farmers Capital Bank Corp	46,076
3,360		Fidelity Bankshares, Inc	133,291
2,112		First Bancorp	46,126
12,864		First Bancorp	122,594
659		First Busey Corp	15,190
6,496		First Charter Corp	159,802
13,218		First Commonwealth Financial Corp	177,518
3,706		First Community Bancorp, Inc	193,713
1,712		First Community Bancshares, Inc	67,727
5,940		First Financial Bancorp	98,663
3,919		First Financial Bankshares, Inc	164,049
2,360		First Financial Corp	83,662
2,121		First Financial Holdings, Inc	83,101
2,173		First Indiana Corp	55,107
3,195		First Merchants Corp	86,872
9,178		First Midwest Bancorp, Inc	355,005
20,453		First Niagara Financial Group, Inc	303,932
2,990		First Place Financial Corp	70,235
402	*	First Regional Bancorp	13,704
3,689		First Republic Bank	144,166
3,458		First State Bancorporation	85,586
3,058	*	FirstFed Financial Corp	204,794
14,682		FirstMerit Corp	354,423
7,845		Flagstar Bancorp, Inc	116,420
3,386		Flushing Financial Corp	57,799
10,724		FNB Corp	195,927
1,299		FNB Corp	53,973
4,431	*	Franklin Bank Corp	91,013
5,595		Fremont General Corp	90,695
5,681		Frontier Financial Corp	166,056
2,360		GB&T Bancshares, Inc	52,321
8,463		Glacier Bancorp, Inc	206,836
1,972		Great Southern Bancorp, Inc	58,194
9,296		Greater Bay Bancorp	244,764
1,621		Greene County Bancshares, Inc	64,402
2,717		Hancock Holding Co	143,566
7,675		Hanmi Financial Corp	172,918
5,113		Harleysville National Corp	98,732
2,561		Heartland Financial USA, Inc	73,885
893		Heritage Commerce Corp	23,790
1,750		Home Bancshares, Inc	42,070
982		Home Federal Bancorp, Inc	16,851
2,336		Horizon Financial Corp	56,204
1,888		IBERIABANK Corp	111,486
2,817		Independent Bank Corp	101,497
4,055		Independent Bank Corp	102,551
3,353		Integra Bank Corp	92,275
3,280		Interchange Financial Services Corp	75,407

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,613		International Bancshares Corp	$235,318
839	*	Intervest Bancshares Corp	28,870
9,008	*	Investors Bancorp, Inc	141,696
3,581		Irwin Financial Corp	81,038
1,040		ITLA Capital Corp	60,226
3,984		Kearny Financial Corp	63,983
5,128		KNBT Bancorp, Inc	85,791
3,541		Lakeland Bancorp, Inc	52,761
1,573		Lakeland Financial Corp	40,159
2,466		Macatawa Bank Corp	52,427
6,193		MAF Bancorp, Inc	276,765
3,473		MainSource Financial Group, Inc	58,833
4,767		MB Financial, Inc	179,287
2,880		MBT Financial Corp	44,122
1,166		Mercantile Bank Corp	43,958
1,038		MetroCorp Bancshares, Inc	21,840
4,050		Mid-State Bancshares	147,380
2,951		Midwest Banc Holdings, Inc	70,086
1,860		Nara Bancorp, Inc	38,911
655		NASB Financial, Inc	27,084
8,992		National Penn Bancshares, Inc	182,088
6,547		NBT Bancorp, Inc	167,014
7,248	*	NetBank, Inc	33,631
10,979		NewAlliance Bancshares, Inc	180,056
1,426	*	Northern Empire Bancshares	42,124
3,570		Northwest Bancorp, Inc	98,032
1,787		OceanFirst Financial Corp	40,976
12,403		Old National Bancorp	234,665
2,157		Old Second Bancorp, Inc	63,200
2,223		Omega Financial Corp	70,958
3,853		Oriental Financial Group, Inc	49,896
7,825		Pacific Capital Bancorp	262,764
2,223		Park National Corp	220,077
7,978		Partners Trust Financial Group, Inc	92,864
1,940		Pennfed Financial Services, Inc	37,481
2,013		Peoples Bancorp, Inc	59,786
3,398		PFF Bancorp, Inc	117,265
785	*	Pinnacle Financial Partners, Inc	26,046
980		Placer Sierra Bancshares	23,295
60		Preferred Bank	3,605
2,406		Premierwest Bancorp	38,400
4,829		Prosperity Bancshares, Inc	166,649
6,108		Provident Bankshares Corp	217,445
11,926		Provident Financial Services, Inc	216,218
7,510		Provident New York Bancorp	112,500
527		QC Holdings, Inc	8,411
5,498	*	R & G Financial Corp (Class B)	42,060
2,960		Renasant Corp	90,665
13,905		Republic Bancorp, Inc	187,161
1,177		Republic Bancorp, Inc (Class A)	29,531
1,700		Rockville Financial, Inc	30,345
1,470	*	Roma Financial Corp	24,343
835		Royal Bancshares of Pennsylvania (Class A)	21,944

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,677		S&T Bancorp, Inc	$162,152
1,739		S.Y. Bancorp, Inc	48,692
2,854		Sandy Spring Bancorp, Inc	108,966
660		Santander BanCorp	11,781
1,455		SCBT Financial Corp	60,717
767		Seacoast Banking Corp of Florida	19,022
2,859		Security Bank Corp	65,242
1,480		Shore Bancshares, Inc	44,637
2,520		Simmons First National Corp (Class A)	79,506
1,744		Southside Bancshares, Inc	44,873
2,556		Southwest Bancorp, Inc	71,210
1,907		State National Bancshares, Inc	73,400
3,420		Sterling Bancorp	67,374
12,912		Sterling Bancshares, Inc	168,114
4,504		Sterling Financial Corp	106,610
7,659		Sterling Financial Corp	258,951
2,814	*	Sun Bancorp, Inc	59,291
1,604	*	Superior Bancorp	18,189
9,537		Susquehanna Bancshares, Inc	256,355
1,147		Taylor Capital Group, Inc	41,992
1,763		Texas United Bancshares, Inc	60,541
3,432		TierOne Corp	108,486
1,121		Tompkins Trustco, Inc	50,949
1,950		Trico Bancshares	53,060
8,996		Trustmark Corp	294,259
3,830		UCBH Holdings, Inc	67,255
5,876		UMB Financial Corp	214,533
10,316		Umpqua Holdings Corp	303,600
2,385		Union Bankshares Corp	72,957
6,835		United Bankshares, Inc	264,173
5,634		United Community Banks, Inc	182,091
5,000		United Community Financial Corp	61,200
2,126		Univest Corp of Pennsylvania	64,800
1,210		USB Holding Co, Inc	29,161
2,190	*	ViewPoint Financial Group	37,099
2,033		Virginia Financial Group, Inc	56,904
19,763		W Holding Co, Inc	117,787
2,125		Washington Trust Bancorp, Inc	59,266
2,017	*	Wauwatosa Holdings, Inc	35,943
4,038		WesBanco, Inc	135,394
291		West Bancorporation, Inc	5,174
2,911		West Coast Bancorp	100,837
3,392		Westamerica Bancorporation	171,737
309	*	Westfield Financial, Inc	10,691
2,832		Willow Grove Bancorp, Inc	42,253
2,815		Wintrust Financial Corp	135,176
1,046		WSFS Financial Corp	70,009
1,595		Yardville National Bancorp	60,163
		TOTAL COMMUNICATIONS	20,110,647

EATING AND DRINKING PLACES - 1.42%
4,631	*	AFC Enterprises	81,830
2,202		Applebees International, Inc	54,323

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,639		Bob Evans Farms, Inc	$227,187
5,694		CBRL Group, Inc	254,863
2,741	*	CEC Entertainment, Inc	110,325
7,061		Domino's Pizza, Inc	197,708
2,505		IHOP Corp	132,014
6,506	*	Jack in the Box, Inc	397,126
5,465	*	Krispy Kreme Doughnuts, Inc	60,662
2,831		Landry's Restaurants, Inc	85,185
4,020	*	Luby's, Inc	43,778
313	*	McCormick & Schmick's Seafood Restaurants, Inc	7,525
1,160	*	Morton's Restaurant Group, Inc	19,314
3,977	*	O'Charleys, Inc	84,631
1,706	*	Papa John's International, Inc	49,491
1,083	*	Rare Hospitality International, Inc	35,663
779		Ruby Tuesday, Inc	21,376
4,906	*	Steak N Shake Co	86,346
		TOTAL EATING AND DRINKING PLACES	1,949,347

EDUCATIONAL SERVICES - 0.02%
2,887	*	Educate, Inc	20,555
		TOTAL EDUCATIONAL SERVICES	20,555

ELECTRIC, GAS, AND SANITARY SERVICES - 5.89%
4,660		Allete, Inc	216,876
3,144		American States Water Co	121,421
68,816	*	Aquila, Inc	323,435
9,052		Avista Corp	229,106
6,152		Black Hills Corp	227,255
3,500		California Water Service Group	141,400
2,030		Cascade Natural Gas Corp	52,618
397	*	Casella Waste Systems, Inc (Class A)	4,855
2,834		CH Energy Group, Inc	149,635
10,401		Cleco Corp	262,417
16,318		Duquesne Light Holdings, Inc	323,912
8,970	*	El Paso Electric Co	218,599
5,317		Empire District Electric Co	131,277
1,275		EnergySouth, Inc	51,128
7,874		Idacorp, Inc	304,330
561		ITC Holdings Corp	22,384
3,876		Laclede Group, Inc	135,776
4,879		Metal Management, Inc	184,670
3,769		MGE Energy, Inc	137,870
5,167		New Jersey Resources Corp	251,013
8,161		Nicor, Inc	381,935
5,114		Northwest Natural Gas Co	217,038
6,546		NorthWestern Corp	231,597
208		Ormat Technologies, Inc	7,659
5,494		Otter Tail Corp	171,193
7,069		Peoples Energy Corp	315,065
1,960	*	Pico Holdings, Inc	68,149
14,049		Piedmont Natural Gas Co, Inc	375,811
13,878		PNM Resources, Inc	431,606
5,124		Portland General Electric Co	139,629

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,828		Resource America, Inc (Class A)	$74,659
2,659		SJW Corp	103,063
5,457		South Jersey Industries, Inc	182,318
7,368		Southwest Gas Corp	282,710
4,200		Southwest Water Co	57,792
11,516		Synagro Technologies, Inc	50,901
4,550		UIL Holdings Corp	191,965
6,484		Unisource Energy Corp	236,861
6,074	*	Waste Connections, Inc	252,375
1,452		Waste Industries USA, Inc	44,315
6,658	*	Waste Services, Inc	65,581
16,039		Westar Energy, Inc	416,372
8,978		WGL Holdings, Inc	292,503
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,081,074

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.16%
930	*	Acme Packet, Inc	19,195
4,574	*	Actel Corp	83,064
19,910	*	Adaptec, Inc	92,781
4,354		Adtran, Inc	98,836
1,321	*	Advanced Energy Industries, Inc	24,927
11,438	*	Aeroflex, Inc	134,053
3,996	*	AMIS Holdings, Inc	42,238
29,382	*	Andrew Corp	300,578
55,055	*	Applied Micro Circuits Corp	195,996
9,363	*	Arris Group, Inc	117,131
1,773	*	ATMI, Inc	54,130
3,025		Baldor Electric Co	101,096
1,746		Bel Fuse, Inc (Class B)	60,743
9,389	*	Benchmark Electronics, Inc	228,716
12,046	*	Bookham, Inc	49,027
14,030	*	Broadwing Corp	219,149
16,788	*	Brocade Communications Systems, Inc	137,829
4,952	*	CalAmp Corp	41,795
4,241	*	Carrier Access Corp	27,821
3,051	*	C-COR, Inc	33,988
7,104	*	Checkpoint Systems, Inc	143,501
10,248	*	Conexant Systems, Inc	20,906
2,998		CTS Corp	47,069
2,761		Cubic Corp	59,914
6,110	*	Ditech Networks, Inc	42,281
4,786	*	DSP Group, Inc	103,856
551	*	DTS, Inc	13,329
5,500	*	Electro Scientific Industries, Inc	110,770
811	*	EMS Technologies, Inc	16,244
8,475	*	EnerSys	135,600
3,230	*	Exar Corp	41,990
1,050	*	First Solar, Inc	31,290
8,956	*	FuelCell Energy, Inc	57,856
9,592	*	GrafTech International Ltd	66,377
2,964	*	Greatbatch, Inc	79,791
916	*	Harmonic, Inc	6,659
4,725	*	Hutchinson Technology, Inc	111,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,417		Imation Corp	$297,941
3,107		Inter-Tel, Inc	68,851
370	*	IXYS Corp	3,293
16,186	*	Kemet Corp	118,158
20,776	*	Lattice Semiconductor Corp	134,628
2,040	*	Littelfuse, Inc	65,035
2,215	*	Loral Space & Communications, Inc	90,195
4,030		LSI Industries, Inc	79,996
690	*	Mattson Technology, Inc	6,431
28,972	*	McData Corp (Class A)	160,795
2,380	*	Mercury Computer Systems, Inc	31,797
6,688		Methode Electronics, Inc	72,431
3,316	*	MIPS Technologies, Inc	27,523
6,772	*	Moog, Inc (Class A)	258,623
24,206	*	MRV Communications, Inc	85,689
930		National Presto Industries, Inc	55,679
1,327	*	ON Semiconductor Corp	10,045
2,890	*	Oplink Communications, Inc	59,418
4,460	*	Optical Communication Products, Inc	7,314
420	*	Optium Corp	10,475
1,827	*	OSI Systems, Inc	38,239
3,355		Park Electrochemical Corp	86,056
1,967	*	Pericom Semiconductor Corp	22,561
7,712	*	Photronics, Inc	126,014
3,769		Plantronics, Inc	79,903
8,556	*	Polycom, Inc	264,466
3,022	*	Portalplayer, Inc	40,646
1,208	*	Powell Industries, Inc	38,137
9,446	*	Power-One, Inc	68,767
23,045	*	Powerwave Technologies, Inc	148,640
13,704	*	Quantum Fuel Systems Technologies Worldwide, Inc	21,926
2,517		Regal-Beloit Corp	132,168
6,284	*	RF Micro Devices, Inc	42,668
11,505	*	Silicon Storage Technology, Inc	51,888
22,515	*	Skyworks Solutions, Inc	159,406
6,984	*	Spectrum Brands, Inc	76,126
1,939	*	Staktek Holdings, Inc	9,986
3,220	*	Standard Microsystems Corp	90,096
33,944	*	Sycamore Networks, Inc	127,629
6,868	*	Symmetricom, Inc	61,263
7,608		Technitrol, Inc	181,755
600	*	Techwell, Inc	9,636
1,408	*	Tekelec	20,881
25,202	*	Triquint Semiconductor, Inc	113,409
834	*	TTM Technologies, Inc	9,449
2,069	*	Ulticom, Inc	19,842
1,884	*	Universal Display Corp	28,279
215	*	Universal Electronics, Inc	4,519
11,749	*	Utstarcom, Inc	102,804
1,460	*	Varian Semiconductor Equipment Associates, Inc	66,459
480	*	Virage Logic Corp	4,459
11,111	*	Zhone Technologies, Inc	14,555
843	*	Zoran Corp	12,291
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,071,134

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 1.36%
13,614	*	Applera Corp (Celera Genomics Group)	$190,460
6,382	*	Ariad Pharmaceuticals, Inc	32,803
1,915		CDI Corp	47,684
2,315	*	Cornell Cos, Inc	42,434
114	*	CRA International, Inc	5,974
2,008	*	deCODE genetics, Inc	9,096
2,474	*	Exponent, Inc	46,165
7,985	*	Harris Interactive, Inc	40,244
6,110	*	Incyte Corp	35,682
4,990	*	Infrasource Services, Inc	108,632
790		Landauer, Inc	41,451
1,200	*	LECG Corp	22,176
3,723		MAXIMUS, Inc	114,594
5,630	*	Maxygen, Inc	60,635
814	*	MTC Technologies, Inc	19,170
386	*	Navigant Consulting, Inc	7,627
3,174	*	PharmaNet Development Group, Inc	70,050
3,853	*	Rigel Pharmaceuticals, Inc	45,735
8,150	*	SAIC, Inc	144,989
9,564	*	Savient Pharmaceuticals, Inc	107,212
630	*	Stanley, Inc	10,653
4,033	*	Tetra Tech, Inc	72,957
5,325	*	Washington Group International, Inc	318,382
6,044		Watson Wyatt & Co Holdings (Class A)	272,887
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,867,692

FABRICATED METAL PRODUCTS - 0.97%
1,650		Ameron International Corp	126,011
6,467		Aptargroup, Inc	381,812
1,540	*	Chart Industries, Inc	24,963
2,830		CIRCOR International, Inc	104,116
3,724	*	Commercial Vehicle Group, Inc	81,183
458		Compx International, Inc	9,233
5,480	*	Griffon Corp	139,740
685		Gulf Island Fabrication, Inc	25,277
6,651	*	Jacuzzi Brands, Inc	82,672
71	*	Ladish Co, Inc	2,633
407		Lifetime Brands, Inc	6,687
421	*	Mobile Mini, Inc	11,342
2,027		Mueller Water Products, Inc (Class A)	30,141
700	*	PGT, Inc	8,855
902		Shiloh Industries, Inc	17,093
1,708		Silgan Holdings, Inc	75,015
582		Simpson Manufacturing Co, Inc	18,420
238		Valmont Industries, Inc	13,207
4,196		Watts Water Technologies, Inc (Class A)	172,498
		TOTAL FABRICATED METAL PRODUCTS	1,330,898

FOOD AND KINDRED PRODUCTS - 1.08%
150	*	Altus Pharmaceuticals, Inc	2,828

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
460	*	Boston Beer Co, Inc (Class A)	$16,551
680		Diamond Foods, Inc	12,927
1,077		Farmer Bros Co	22,994
4,348		Flowers Foods, Inc	117,353
9,511	*	Gold Kist, Inc	199,921
2,181		Imperial Sugar Co	52,802
1,296		J&J Snack Foods Corp	53,654
1,279		Lancaster Colony Corp	56,672
3,304		Lance, Inc	66,344
2,208	*	M&F Worldwide Corp	55,774
6,479	*	Performance Food Group Co	179,080
2,572		Premium Standard Farms, Inc	47,762
4,482	*	Ralcorp Holdings, Inc	228,089
406		Reddy Ice Holdings, Inc	10,483
3,204		Sanderson Farms, Inc	97,049
696		Tootsie Roll Industries, Inc	22,759
6,377		Topps Co, Inc	56,755
5,820	*	TreeHouse Foods, Inc	181,584
		TOTAL FOOD AND KINDRED PRODUCTS	1,481,381

FOOD STORES - 0.44%
3,631		Great Atlantic & Pacific Tea Co, Inc	93,462
2,090		Ingles Markets, Inc (Class A)	62,261
304	*	Pantry, Inc	14,239
8,281	*	Pathmark Stores, Inc	92,333
7,392		Ruddick Corp	205,128
940	*	Susser Holdings Corp	16,920
410		Village Super Market (Class A)	35,051
1,941		Weis Markets, Inc	77,854
		TOTAL FOOD STORES	597,248

FURNITURE AND FIXTURES - 0.44%
4,933		Ethan Allen Interiors, Inc	178,131
8,000		Furniture Brands International, Inc	129,840
2,395		Hooker Furniture Corp	37,554
2,642		Kimball International, Inc (Class B)	64,201
9,717		La-Z-Boy, Inc	115,341
1,860		Sealy Corp	27,435
1,911		Stanley Furniture Co, Inc	40,991
375	*	Williams Scotsman International, Inc	7,358
		TOTAL FURNITURE AND FIXTURES	600,851

FURNITURE AND HOMEFURNISHINGS STORES - 0.16%
4,061	*	Cost Plus, Inc	41,828
4,225		Haverty Furniture Cos, Inc	62,530
15,286	*	Pier 1 Imports, Inc	90,952
1,248		Tuesday Morning Corp	19,406
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	214,716

GENERAL BUILDING CONTRACTORS - 0.66%
90		Amrep Corp	11,025
1,046	*	Avatar Holdings, Inc	84,569
1,446		Brookfield Homes Corp	54,297

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
911	*	Cavco Industries, Inc	$31,921
6,694	*	Hovnanian Enterprises, Inc (Class A)	226,927
2,770		Levitt Corp (Class A)	33,905
1,897		M/I Homes, Inc	72,446
4,172	*	Meritage Homes Corp	199,088
1,134	*	Palm Harbor Homes, Inc	15,899
392	*	Perini Corp	12,066
3,738		Technical Olympic USA, Inc	38,015
6,330	*	WCI Communities, Inc	121,409
		TOTAL GENERAL BUILDING CONTRACTORS	901,567

GENERAL MERCHANDISE STORES - 0.79%
8,714	*	99 Cents Only Stores	106,049
20,779	d*	Big Lots, Inc	476,255
1,342		Bon-Ton Stores, Inc	46,500
5,530	*	Cabela's, Inc	133,439
8,575		Casey's General Stores, Inc	201,941
200	*	Conn's, Inc	4,654
7,513		Fred's, Inc	90,457
1,868		Stein Mart, Inc	24,770
		TOTAL GENERAL MERCHANDISE STORES	1,084,065

HEALTH SERVICES - 1.00%
1,093	*	Alliance Imaging, Inc	7,268
2,220	*	Amsurg Corp	51,060
7,103	*	Apria Healthcare Group, Inc	189,295
997	*	Corvel Corp	47,427
5,179	*	Cross Country Healthcare, Inc	113,006
860	*	eHealth, Inc	17,295
469	*	Emeritus Corp	11,655
3,685	*	Genesis HealthCare Corp	174,043
2,469	*	Gentiva Health Services, Inc	47,059
2,942	*	Horizon Health Corp	57,575
5,048	*	Kindred Healthcare, Inc	127,462
5,884	*	Magellan Health Services, Inc	254,306
210	*	Matria Healthcare, Inc	6,033
867	*	Medcath Corp	23,721
252		National Healthcare Corp	13,910
1,282	*	Odyssey HealthCare, Inc	16,999
4,352		Option Care, Inc	62,016
3,370	*	RehabCare Group, Inc	50,045
2,018	*	Sunrise Senior Living, Inc	61,993
1,359	*	Symbion, Inc	25,155
1,098	*	VistaCare, Inc (Class A)	11,145
		TOTAL HEALTH SERVICES	1,368,468

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.17%
4,616		Granite Construction, Inc	232,277
106	*	Sterling Construction Co, Inc	2,307
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	234,584

HOLDING AND OTHER INVESTMENT OFFICES - 13.78%
5,837	v*	Affordable Residential Communities LP	1,401

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,837	*	Affordable Residential Communities LP	$68,001
1,450		Agree Realty Corp	49,837
4,370		Alexandria Real Estate Equities, Inc	438,748
4,210		American Campus Communities, Inc	119,859
23,847		American Financial Realty Trust	272,810
8,111		American Home Mortgage Investment Corp	284,858
10,483		Anthracite Capital, Inc	133,449
7,741		Anworth Mortgage Asset Corp	73,617
14,940		Apollo Investment Corp	334,656
2,199		Arbor Realty Trust, Inc	66,168
10,629		Ashford Hospitality Trust, Inc	132,331
12,004		BioMed Realty Trust, Inc	343,314
5,633		Capital Lease Funding, Inc	65,343
501		Capital Southwest Corp	63,246
2,066		Capital Trust, Inc (Class A)	103,176
2,000		CBRE Realty Finance, Inc	31,420
7,812		Cedar Shopping Centers, Inc	124,289
1,970		CentraCore Properties Trust	63,690
386		Cherokee, Inc	16,563
2,017		Compass Diversified Trust	34,592
14,514		Crescent Real Estate Equities Co	286,652
1,360		Crystal River Capital, Inc	34,721
9,314		Deerfield Triarc Capital Corp	157,686
12,888		DiamondRock Hospitality Co	232,113
513		EastGroup Properties, Inc	27,476
4,718		Education Realty Trust, Inc	69,685
72	*	Enstar Group, Inc	6,905
4,862		Entertainment Properties Trust	284,135
10,314		Equity Inns, Inc	164,611
7,130		Equity One, Inc	190,086
10,746		Extra Space Storage, Inc	196,222
8,775		FelCor Lodging Trust, Inc	191,646
9,346		Fieldstone Investment Corp	40,935
8,232		First Industrial Realty Trust, Inc	385,998
4,246		First Potomac Realty Trust	123,601
10,814		Franklin Street Properties Corp	227,635
27,226		Friedman Billings Ramsey Group, Inc (Class A)	217,808
2,064		Gladstone Capital Corp	49,247
1,033		Gladstone Investment Corp	15,815
6,662		GMH Communities Trust	67,619
3,312		Gramercy Capital Corp	102,308
544	*	Harris & Harris Group, Inc	6,577
8,795		Healthcare Realty Trust, Inc	347,754
5,884		Hersha Hospitality Trust	66,725
10,705		Highland Hospitality Corp	152,546
9,944		Highwoods Properties, Inc	405,317
901		Home Properties, Inc	53,402
11,094		HomeBanc Corp	46,928
13,861		IMPAC Mortgage Holdings, Inc	121,977
11,837		Inland Real Estate Corp	221,589
7,995		Innkeepers U.S.A. Trust	123,923
8,869		Investors Real Estate Trust	90,996
38,900		iShares Russell 2000 Value Index Fund	3,112,778

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,095		JER Investors Trust, Inc	$63,974
5,058		Kite Realty Group Trust	94,180
14,787		KKR Financial Corp	396,144
7,347		LaSalle Hotel Properties	336,860
9,816		Lexington Corporate Properties Trust	220,075
4,510		LTC Properties, Inc	123,168
8,369		Luminent Mortgage Capital, Inc	81,263
5,190		Maguire Properties, Inc	207,600
7,335		Medical Properties Trust, Inc	112,226
14,020		MFA Mortgage Investments, Inc	107,814
3,295		Mid-America Apartment Communities, Inc	188,606
5,182		MortgageIT Holdings, Inc	76,435
3,430		MVC Capital, Inc	45,825
4,296		National Health Investors, Inc	141,768
10,677		National Retail Properties, Inc	245,037
15,554		Nationwide Health Properties, Inc	470,042
8,094		Newcastle Investment Corp	253,504
3,658		Newkirk Realty Trust, Inc	65,990
10,678		NorthStar Realty Finance Corp	176,934
6,926		Novastar Financial, Inc	184,578
8,463		Omega Healthcare Investors, Inc	149,964
2,620		Parkway Properties, Inc	133,646
6,739		Pennsylvania Real Estate Investment Trust	265,382
7,893		Post Properties, Inc	360,710
7,106		Potlatch Corp	311,385
2,292		PS Business Parks, Inc	162,067
9,525		RAIT Investment Trust	328,422
3,210		Ramco-Gershenson Properties	122,429
18,372		Realty Income Corp	508,904
3,600		Redwood Trust, Inc	209,088
4,793		Republic Property Trust	55,311
280		Resource Capital Corp	4,746
12,590		Senior Housing Properties Trust	308,203
3,218		Sovran Self Storage, Inc	184,327
19,614		Spirit Finance Corp	244,587
3,890	*	Star Maritime Acquisition Corp	38,161
13,468		Strategic Hotels & Resorts, Inc	293,468
10,665		Sunstone Hotel Investors, Inc	285,075
2,154		Tarragon Corp	26,214
12,434		Trustreet Properties, Inc	209,513
2,325		Universal Health Realty Income Trust	90,629
3,780		Urstadt Biddle Properties, Inc (Class A)	72,160
8,806		U-Store-It Trust	180,963
4,820		Winston Hotels, Inc	63,865
6,415		Winthrop Realty Trust	43,943
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,889,969

HOTELS AND OTHER LODGING PLACES - 0.88%
3,703		Ameristar Casinos, Inc	113,830
4,930	*	Aztar Corp	268,291
3,863	*	Bluegreen Corp	49,562
7,479	*	Gaylord Entertainment Co	380,905
4,621	*	Great Wolf Resorts, Inc	64,509

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,678	*	Lodgian, Inc	$50,021
4,026		Marcus Corp	102,985
2,190	*	Outdoor Channel Holdings, Inc	28,098
807	*	Riviera Holdings Corp	19,497
5,800	*	Trump Entertainment Resorts, Inc	105,792
581	*	Vail Resorts, Inc	26,040
		TOTAL HOTELS AND OTHER LODGING PLACES	1,209,530

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.33%
1,725		Albany International Corp (Class A)	56,770
1,303		Ampco-Pittsburgh Corp	43,624
3,064	*	Asyst Technologies, Inc	22,398
18,117	*	Axcelis Technologies, Inc	105,622
3,219		Black Box Corp	135,166
2,674	*	Blount International, Inc	35,992
9,413		Briggs & Stratton Corp	253,680
13,922	*	Brooks Automation, Inc	200,477
2,329		Cascade Corp	123,204
1,486	*	Cirrus Logic, Inc	10,224
7,600		Curtiss-Wright Corp	281,808
313	*	Cymer, Inc	13,756
10,661	*	Electronics for Imaging, Inc	283,369
10,341	*	Emulex Corp	201,753
3,752	*	EnPro Industries, Inc	124,604
22,821	*	Entegris, Inc	246,923
20,753	*	Extreme Networks, Inc	86,955
49,032	*	Gateway, Inc	98,554
1,514	*	Gehl Co	41,680
6,558	*	Global Imaging Systems, Inc	143,948
1,303	*	Goodman Global, Inc	22,412
2,037		Gorman-Rupp Co	75,308
2,412	*	Kadant, Inc	58,805
1,431	*	Komag, Inc	54,206
9,899	*	Kulicke & Soffa Industries, Inc	83,152
1,770		Lindsay Manufacturing Co	57,791
6,057		Modine Manufacturing Co	151,607
991		Nacco Industries, Inc (Class A)	135,371
3,271		NN, Inc	40,659
823		Nordson Corp	41,010
4,267	*	Oil States International, Inc	137,525
16,080	*	Palm, Inc	226,567
7,707	*	Paxar Corp	177,723
4,499	*	ProQuest Co	47,015
37,260	*	Quantum Corp	86,443
2,340		Robbins & Myers, Inc	107,453
22,169	*	Safeguard Scientifics, Inc	53,649
464		Sauer-Danfoss, Inc	14,964
199	*	Scansource, Inc	6,050
3,744	*	Semitool, Inc	49,833
2,240		Standex International Corp	67,491
230	*	T-3 Energy Services, Inc	5,072
3,110	*	Tecumseh Products Co (Class A)	52,559
2,478		Tennant Co	71,862

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
436	*	Ultratech, Inc	$5,441
5,576		Woodward Governor Co	221,423
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,561,898

INSTRUMENTS AND RELATED PRODUCTS - 2.40%
1,137		Analogic Corp	63,831
2,765	*	Anaren, Inc	49,106
632		Badger Meter, Inc	17,506
3,425	*	Bio-Rad Laboratories, Inc (Class A)	282,631
288	*	Biosite, Inc	14,069
2,295	*	Coherent, Inc	72,453
4,001		Cohu, Inc	80,660
5,207	*	Conmed Corp	120,386
19,300	*	Credence Systems Corp	100,360
2,190		Datascope Corp	79,804
375	*	Eagle Test Systems, Inc	5,468
3,022		EDO Corp	71,742
2,966	*	Esterline Technologies Corp	119,322
558	*	Excel Technology, Inc	14,279
4,719	*	Fossil, Inc	106,555
6,968	*	HealthTronics, Inc	46,407
1,939	*	Herley Industries, Inc	31,392
1,568	*	ICU Medical, Inc	63,786
9,470	*	Input/Output, Inc	129,076
5,608		Invacare Corp	137,676
490	*	Ixia	4,704
1,500	*	Kensey Nash Corp	47,700
4,427	*	Kopin Corp	15,804
3,722	*	L-1 Identity Solutions, Inc	56,314
1,284	*	Medical Action Industries, Inc	41,396
4,854	*	Merit Medical Systems, Inc	76,887
2,059		Mine Safety Appliances Co	75,462
6,566	*	MKS Instruments, Inc	148,260
363	*	Molecular Devices Corp	7,648
3,137		Movado Group, Inc	90,973
384		MTS Systems Corp	14,830
7,705	*	Newport Corp	161,420
410	*	Northstar Neuroscience, Inc	5,896
2,969		Oakley, Inc	59,558
1,269	*	Photon Dynamics, Inc	14,835
169	*	Rofin-Sinar Technologies, Inc	10,218
3,547	*	Rudolph Technologies, Inc	56,468
12,452		STERIS Corp	313,417
671	*	Symmetry Medical, Inc	9,280
1,070	*	Teledyne Technologies, Inc	42,939
827	*	Thoratec Corp	14,539
3,856	*	Varian, Inc	172,710
386	*	Veeco Instruments, Inc	7,230
2,168	*	Viasys Healthcare, Inc	60,314
133		Vital Signs, Inc	6,639
630	*	Volcano Corp	10,326
457	*	Wright Medical Group, Inc	10,639
3,456		X-Rite, Inc	42,509

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
196		Young Innovations, Inc	$6,527
795	*	Zoll Medical Corp	46,301
3,283	*	Zygo Corp	54,005
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,292,257

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
3,010		Clark Inc	50,056
4,917		Crawford & Co (Class B)	35,894
6,171		Hilb, Rogal & Hamilton Co	259,923
1,702		James River Group Inc	55,009
1,243		National Financial Partners Corp	54,655
8,405		USI Holdings Corp	129,101
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	584,638

INSURANCE CARRIERS - 4.51%
4,947		21st Century Insurance Group	87,315
680	*	ACA Capital Holdings, Inc	10,513
1,230		Affirmative Insurance Holdings, Inc	20,012
6,280		Alfa Corp	118,127
10,121		American Equity Investment Life Holding Co	131,877
1,870	*	American Physicians Capital, Inc	74,875
7,762	*	AMERIGROUP Corp	278,578
3,700		Amtrust Financial Services, Inc	31,635
5,815	*	Argonaut Group, Inc	202,711
1,540		Baldwin & Lyons, Inc (Class B)	39,332
2,899		Bristol West Holdings, Inc	45,891
2,970	*	CNA Surety Corp	63,855
10,001		Commerce Group, Inc	297,530
7,621		Delphi Financial Group, Inc (Class A)	308,346
2,904		Direct General Corp	59,939
2,380		Donegal Group, Inc (Class A)	46,624
940		EMC Insurance Group, Inc	32,073
2,350		FBL Financial Group, Inc (Class A)	91,838
1,246	*	First Acceptance Corp	13,357
1,670	*	First Mercury Financial Corp	39,278
1,789	*	Fpic Insurance Group, Inc	69,717
1,824		Great American Financial Resources, Inc	42,043
2,466		Harleysville Group, Inc	85,866
680	*	Healthspring, Inc	13,838
7,689		Horace Mann Educators Corp	155,318
850		Independence Holding Co	18,556
3,868		Infinity Property & Casualty Corp	187,173
790		Kansas City Life Insurance Co	39,563
3,307		LandAmerica Financial Group, Inc	208,705
4,432	*	Meadowbrook Insurance Group, Inc	43,832
2,184		Midland Co	91,619
1,266	*	Molina Healthcare, Inc	41,158
940		National Interstate Corp	22,842
435		National Western Life Insurance Co (Class A)	100,111
2,452	*	Navigators Group, Inc	118,137
1,157		NYMAGIC, Inc	42,346
2,545		Odyssey Re Holdings Corp	94,929
11,697		Ohio Casualty Corp	348,688

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
20,722		Phoenix Cos, Inc	$329,273
6,077	*	PMA Capital Corp (Class A)	56,030
3,801		Presidential Life Corp	83,432
6,109	*	ProAssurance Corp	304,961
4,122		RLI Corp	232,563
2,369		Safety Insurance Group, Inc	120,132
1,880	*	SCPIE Holdings, Inc	49,143
2,997	*	SeaBright Insurance Holdings, Inc	53,976
5,363		Selective Insurance Group, Inc	307,246
2,748		State Auto Financial Corp	95,438
3,123		Stewart Information Services Corp	135,413
2,164	*	Triad Guaranty, Inc	118,739
3,760		United Fire & Casualty Co	132,540
6,848	*	Universal American Financial Corp	127,647
6,798		Zenith National Insurance Corp	318,894
		TOTAL INSURANCE CARRIERS	6,183,574

LEATHER AND LEATHER PRODUCTS - 0.33%
3,615		Genesco, Inc	134,840
4,351		Timberland Co (Class A)	137,405
1,550		Weyco Group Inc	38,518
5,104		Wolverine World Wide, Inc	145,566
		TOTAL LEATHER AND LEATHER PRODUCTS	456,329

LEGAL SERVICES - 0.07%
3,408	*	FTI Consulting, Inc	95,049
		TOTAL LEGAL SERVICES	95,049

LUMBER AND WOOD PRODUCTS - 0.13%
1,270		Skyline Corp	51,079
2,719		Universal Forest Products, Inc	126,760
		TOTAL LUMBER AND WOOD PRODUCTS	177,839

METAL MINING - 0.37%
4,972		Cleveland-Cliffs, Inc	240,844
9,513	*	Rosetta Resources, Inc	177,608
1,947		Royal Gold, Inc	70,053
1,171	*	Stillwater Mining Co	14,626
		TOTAL METAL MINING	503,131

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.63%
4,884		Blyth, Inc	101,343
14,075		Callaway Golf Co	202,821
5,146	*	Jakks Pacific, Inc	112,389
8,765	*	K2, Inc	115,610
709		Marine Products Corp	8,324
1,306		Nautilus, Inc	18,284
3,717	*	RC2 Corp	163,548
1,860	*	Russ Berrie & Co, Inc	28,737
1,481	*	Steinway Musical Instruments, Inc	45,985
2,124		Yankee Candle Co, Inc	72,811
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	869,852

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 0.62%
770	*	1-800-FLOWERS.COM, Inc (Class A)	$4,743
1,149	*	AC Moore Arts & Crafts, Inc	24,899
1,037		Big 5 Sporting Goods Corp	25,324
2,628		Books-A-Million, Inc	59,603
10,902		Borders Group, Inc	243,660
2,650		Cash America International, Inc	124,285
1,517	*	dELiA*s, Inc	15,913
839		Longs Drug Stores Corp	35,557
1,475	*	Pricesmart, Inc	26,417
1,890	*	Systemax, Inc	32,981
444	*	Valuevision International, Inc (Class A)	5,834
8,833	*	Zale Corp	249,179
		TOTAL MISCELLANEOUS RETAIL	848,395

MOTION PICTURES - 0.47%
7,029	*	Avid Technology, Inc	261,901
35,652	*	Blockbuster, Inc (Class A)	188,599
2,346		Carmike Cinemas, Inc	47,835
1,181	*	Macrovision Corp	33,375
5,565	*	Time Warner Telecom, Inc (Class A)	110,910
		TOTAL MOTION PICTURES	642,620

NONDEPOSITORY INSTITUTIONS - 1.00%
4,133	*	Accredited Home Lenders Holding Co	112,748
3,086		Advanta Corp (Class B)	134,642
9,198		Ares Capital Corp	175,774
9,682		CharterMac	207,873
957	*	CompuCredit Corp	38,098
11,970	*	Doral Financial Corp	34,354
1,700	b,m*	DVI, Inc	3
2,114		Federal Agricultural Mortgage Corp (Class C)	57,353
4,857		Financial Federal Corp	142,844
2,133	*	INVESTools, Inc	29,414
10,655		MCG Capital Corp	216,510
2,222		Medallion Financial Corp	27,486
3,256		NGP Capital Resources Co	54,538
6,057	*	Ocwen Financial Corp	96,064
1,487		Technology Investment Capital Corp	24,000
270	*	World Acceptance Corp	12,677
		TOTAL NONDEPOSITORY INSTITUTIONS	1,364,378

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
5,979		Compass Minerals International, Inc	188,697
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	188,697

OIL AND GAS EXTRACTION - 2.37%
2,751	*	Bill Barrett Corp	74,855
338	*	Bois d'Arc Energy, Inc	4,945
7,921	*	Brigham Exploration Co	57,903
400	*	Bronco Drilling Co, Inc	6,876
1,570	*	Callon Petroleum Co	23,597
2,386	*	Comstock Resources, Inc	74,109

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
591	*	Dawson Geophysical Co	$21,530
1,736		Delta & Pine Land Co	70,221
740	*	Delta Petroleum Corp	17,138
3,090	*	Edge Petroleum Corp	56,362
9,746	*	Encore Acquisition Co	239,069
2,046	*	Energy Partners Ltd	49,963
9,408	*	EXCO Resources, Inc	159,089
830	*	Geomet, Inc	8,632
18,818	*	Hanover Compressor Co	355,472
6,890	*	Harvest Natural Resources, Inc	73,241
5,353	*	Houston Exploration Co	277,178
4,435	*	McMoRan Exploration Co	63,066
15,988	*	Meridian Resource Corp	49,403
7,460	*	Newpark Resources, Inc	53,787
20,330	*	Parker Drilling Co	166,096
800	v*	PetroCorp	0
10,675	*	PetroHawk Energy Corp	122,763
5,428	*	Petroquest Energy, Inc	69,153
1,340	*	RAM Energy Resources, Inc	7,383
5,111	*	Stone Energy Corp	180,674
2,526	*	Sulphco, Inc	11,923
5,374	*	Swift Energy Co	240,809
2,100	*	Trico Marine Services, Inc	80,451
2,804	*	Union Drilling, Inc	39,480
820	*	Venoco, Inc	14,399
2,052	*	Veritas DGC, Inc	175,713
7,405	*	Warren Resources, Inc	86,787
6,797	*	Whiting Petroleum Corp	316,740
		TOTAL OIL AND GAS EXTRACTION	3,248,807

PAPER AND ALLIED PRODUCTS - 1.13%
10,290		Bowater, Inc	231,525
6,472	*	Buckeye Technologies, Inc	77,535
5,680	*	Caraustar Industries, Inc	45,951
3,510		Chesapeake Corp	59,740
8,524		Glatfelter	132,122
3,030		Greif, Inc (Class A)	358,752
9,063		Longview Fibre Co	198,933
5,046	*	Mercer International, Inc	59,896
3,018	*	Playtex Products, Inc	43,429
5,790		Rock-Tenn Co (Class A)	156,967
2,810		Schweitzer-Mauduit International, Inc	73,201
7,665		Wausau Paper Corp	114,898
		TOTAL PAPER AND ALLIED PRODUCTS	1,552,949

PERSONAL SERVICES - 0.53%
2,020		Coinmach Service Corp (Class A)	24,038
4,680	*	Coinstar, Inc	143,068
4,012		G & K Services, Inc (Class A)	156,027
8,403		Regis Corp	332,255
1,730		Unifirst Corp	66,449
		TOTAL PERSONAL SERVICES	721,837

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 0.36%
694		Alon USA Energy, Inc	$18,259
2,294		ElkCorp	94,260
1,820	*	Giant Industries, Inc	136,409
3,274	*	Headwaters, Inc	78,445
1,529		WD-40 Co	53,316
4,278		Western Refining, Inc	108,918
		TOTAL PETROLEUM AND COAL PRODUCTS	489,607

PRIMARY METAL INDUSTRIES - 1.99%
7,827		Belden CDT, Inc	305,957
3,580	*	Brush Engineered Materials, Inc	120,897
1,843	*	Century Aluminum Co	82,290
6,870		Chaparral Steel Co	304,135
789	*	General Cable Corp	34,487
4,550		Gibraltar Industries, Inc	106,971
5,329	*	Lone Star Technologies, Inc	257,977
1,941		Matthews International Corp (Class A)	76,378
5,946		Mueller Industries, Inc	188,488
1,556		Olympic Steel, Inc	34,590
916	*	Oregon Steel Mills, Inc	57,168
5,547		Quanex Corp	191,871
4,049		Schnitzer Steel Industries, Inc (Class A)	160,745
2,292		Steel Technologies, Inc	40,225
3,447	*	Superior Essex, Inc	114,613
3,525		Texas Industries, Inc	226,411
6,180		Tredegar Corp	139,730
2,254	*	Wheeling-Pittsburgh Corp	42,217
13,362		Worthington Industries, Inc	236,775
		TOTAL PRIMARY METAL INDUSTRIES	2,721,925

PRINTING AND PUBLISHING - 1.86%
5,219	*	ACCO Brands Corp	138,147
9,871		American Greetings Corp (Class A)	235,621
4,259		Banta Corp	155,028
16,718		Belo (A.H.) Corp (Class A)	307,110
5,458		Bowne & Co, Inc	87,001
751	*	Consolidated Graphics, Inc	44,362
1,462		Courier Corp	56,974
1,364		CSS Industries, Inc	48,245
4,620		Ennis, Inc	113,005
1,470		GateHouse Media, Inc	27,283
2,981		John H Harland Co	149,646
7,493		Journal Communications, Inc (Class A)	94,487
7,063		Journal Register Co	51,560
8,413		Lee Enterprises, Inc	261,308
3,953		Media General, Inc (Class A)	146,933
2,957	*	Playboy Enterprises, Inc (Class B)	33,887
37,097	*	Primedia, Inc	62,694
8,533		Reader's Digest Association, Inc	142,501
2,456		Schawk, Inc	47,990
6,495	*	Scholastic Corp	232,781
3,384		Standard Register Co	40,608

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,369	*	Sun-Times Media Group, Inc (Class A)	$26,362
3,759	*	Valassis Communications, Inc	54,506
		TOTAL PRINTING AND PUBLISHING	2,558,039

RAILROAD TRANSPORTATION - 0.10%
2,297		Florida East Coast Industries	136,901
		TOTAL RAILROAD TRANSPORTATION	136,901

REAL ESTATE - 0.14%
2,035		California Coastal Communities, Inc	43,651
640	*	Housevalues, Inc	3,603
610	*	LoopNet, Inc	9,138
890		Orleans Homebuilders, Inc	16,732
18,900		Stewart Enterprises, Inc (Class A)	118,125
		TOTAL REAL ESTATE	191,249

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.49%
11,289		Cooper Tire & Rubber Co	161,433
938	*	Deckers Outdoor Corp	56,233
580	*	Metabolix, Inc	10,985
4,139		Schulman (A.), Inc	92,093
145	*	Skechers U.S.A., Inc (Class A)	4,830
5,690		Spartech Corp	149,192
3,141		Titan International, Inc	63,291
6,081		Tupperware Corp	137,491
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	675,548

SECURITY AND COMMODITY BROKERS - 0.80%
554		Calamos Asset Management, Inc (Class A)	14,864
419		Cohen & Steers, Inc	16,831
1,112		GAMCO Investors, Inc (Class A)	42,768
610	*	KBW, Inc	17,928
19,215	*	Knight Capital Group, Inc (Class A)	368,352
9,302	*	LaBranche & Co, Inc	91,439
3,446	*	MarketAxess Holdings, Inc	46,762
3,440	*	Piper Jaffray Cos	224,116
2,808		Sanders Morris Harris Group, Inc	35,858
1,150	*	Stifel Financial Corp	45,115
3,040		SWS Group, Inc	108,528
3,246		Waddell & Reed Financial, Inc (Class A)	88,811
		TOTAL SECURITY AND COMMODITY BROKERS	1,101,372

SOCIAL SERVICES - 0.08%
4,239	*	Capital Senior Living Corp	45,103
3,930	*	Res-Care, Inc	71,330
		TOTAL SOCIAL SERVICES	116,433

SPECIAL TRADE CONTRACTORS - 0.52%
4,780		Comfort Systems USA, Inc	60,419
7,128	*	Dycom Industries, Inc	150,543
5,782	*	EMCOR Group, Inc	328,707
5,014	*	Insituform Technologies, Inc (Class A)	129,662
1,420	*	Layne Christensen Co	46,619
		TOTAL SPECIAL TRADE CONTRACTORS	715,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.06%
1,044		Apogee Enterprises, Inc	$20,160
1,852	*	Cabot Microelectronics Corp	62,857
786	*	US Concrete, Inc	5,596
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	88,613

TEXTILE MILL PRODUCTS - 0.10%
2,627		Oxford Industries, Inc	130,431
1,441		Xerium Technologies, Inc	14,107
		TOTAL TEXTILE MILL PRODUCTS	144,538

TOBACCO PRODUCTS - 0.21%
4,762		Universal Corp	233,386
2,762		Vector Group Ltd	49,026
		TOTAL TOBACCO PRODUCTS	282,412

TRANSPORTATION BY AIR - 0.74%
522	*	Air Methods Corp	14,574
3,625	*	Alaska Air Group, Inc	143,188
2,933	*	Atlas Air Worldwide Holdings, Inc	130,519
4,156	*	Bristow Group, Inc	149,990
8,188	*	ExpressJet Holdings, Inc	66,323
5,981	*	Frontier Airlines Holdings, Inc	44,259
6,193	*	JetBlue Airways Corp	87,941
6,892	*	Mesa Air Group, Inc	59,064
1,167	*	PHI, Inc	38,196
5,622	*	Republic Airways Holdings, Inc	94,337
7,225		Skywest, Inc	184,310
		TOTAL TRANSPORTATION BY AIR	1,012,701

TRANSPORTATION EQUIPMENT - 1.88%
852		A.O. Smith Corp	32,001
762	*	AAR Corp	22,243
2,704	*	Accuride Corp	30,447
3,865	*	Aftermarket Technology Corp	82,247
9,176		American Axle & Manufacturing Holdings, Inc	174,252
2,001		Arctic Cat, Inc	35,198
13,003		ArvinMeritor, Inc	237,045
6,136		Clarcor, Inc	207,458
8,532		Federal Signal Corp	136,853
1,081		Freightcar America, Inc	59,941
1,512		Greenbrier Cos, Inc	45,360
4,542		Group 1 Automotive, Inc	234,912
2,209	*	K&F Industries Holdings, Inc	50,166
4,202		Kaman Corp	94,083
4,877		Monaco Coach Corp	69,058
1,310	*	Navistar International Corp	43,793
708		Noble International Ltd	14,195
5,576	*	Orbital Sciences Corp	102,821
1,478		Polaris Industries, Inc	69,215
1,248	*	Sequa Corp (Class A)	143,595

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,071		Superior Industries International, Inc	$78,448
6,906	*	Tenneco, Inc	170,716
647	*	TransDigm Group, Inc	17,152
2,394		Triumph Group, Inc	125,517
23,853	*	Visteon Corp	202,273
5,515		Wabash National Corp	83,277
632		Winnebago Industries, Inc	20,799
		TOTAL TRANSPORTATION EQUIPMENT	2,583,065

TRANSPORTATION SERVICES - 0.40%
1,310		Ambassadors International, Inc	59,762
616	*	Dynamex, Inc	14,390
12,395	*	Lear Corp	366,024
6,804	*	RailAmerica, Inc	109,408
		TOTAL TRANSPORTATION SERVICES	549,584

TRUCKING AND WAREHOUSING - 0.45%
4,735		Arkansas Best Corp	170,460
414		Forward Air Corp	11,977
5,547		Heartland Express, Inc	83,316
2,101	*	Marten Transport Ltd	38,511
374	*	P.A.M. Transportation Services, Inc	8,235
200	*	Patriot Transportation Holding, Inc	18,672
2,711	*	Saia, Inc	62,922
10,044	*	SIRVA, Inc	34,953
1,309	*	U.S. Xpress Enterprises, Inc (Class A)	21,559
677	*	USA Truck, Inc	10,866
9,086		Werner Enterprises, Inc	158,823
		TOTAL TRUCKING AND WAREHOUSING	620,294

WATER TRANSPORTATION - 0.23%
2,965	*	Gulfmark Offshore, Inc	110,921
1,808		Horizon Lines, Inc (Class A)	48,744
4,428	*	Hornbeck Offshore Services, Inc	158,080
		TOTAL WATER TRANSPORTATION	317,745

WHOLESALE TRADE-DURABLE GOODS - 1.07%
5,329		Agilysys, Inc	89,207
1,102		Barnes Group, Inc	23,969
2,010		BlueLinx Holdings, Inc	20,904
5,167		Building Material Holding Corp	127,573
703		Castle (A.M.) & Co	17,891
1,986	*	Digi International, Inc	27,387
3,982	*	Genesis Microchip, Inc	40,377
560	*	Houston Wire & Cable Co	11,704
20,220		IKON Office Solutions, Inc	331,001
9,068	*	Insight Enterprises, Inc	171,113
701		Lawson Products, Inc	32,169
3,823	*	Merge Technologies, Inc	25,079
7,435		Owens & Minor, Inc	232,492
9,819		PEP Boys-Manny Moe & Jack	145,910
4,840		Ryerson Tull, Inc	121,436
2,796	*	West Marine, Inc	48,287
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,466,499

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 1.19%
17,877	*	Alliance One International, Inc	$126,212
890	*	Central European Distribution Corp	26,433
1,865	*	Core-Mark Holding Co, Inc	62,384
5,809	*	Hain Celestial Group, Inc	181,299
1,816		Kenneth Cole Productions, Inc (Class A)	43,566
2,236		K-Swiss, Inc (Class A)	68,735
363	*	Maui Land & Pineapple Co, Inc	12,313
1,612		Myers Industries, Inc	25,244
2,498		Nash Finch Co	68,195
4,045		Nu Skin Enterprises, Inc (Class A)	73,740
1,377	*	Perry Ellis International, Inc	56,457
3,717	*	School Specialty, Inc	139,350
2,620	*	Smart & Final, Inc	49,518
5,079	*	Source Interlink Cos, Inc	41,445
3,745		Spartan Stores, Inc	78,383
6,770		Stride Rite Corp	102,092
17,659	*	Terra Industries, Inc	211,555
5,814	*	United Stationers, Inc	271,430
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,638,351

		TOTAL COMMON STOCKS
		(Cost $114,278,638)	133,362,122

WARRANTS - 0.00%
COMMUNICATIONS - 0.00%**
1	v*	RCN Corp Wts	0
		TOTAL COMMUNICATIONS	0

		TOTAL WARRANTS
		(Cost - $0)	0

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.55%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.55%
$ 7,610,000	d	Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	7,605,899
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	7,605,899

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $7,608,985)	7,605,899

		TOTAL PORTFOLIO - 102.82%
		(Cost $121,887,623)	140,968,021
		OTHER ASSETS & LIABILITIES, NET- (2.82)%	(3,860,567)

		NET ASSETS - 100.00%	$137,107,454

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

*	Non-income producing
**	Percentage represents less than 0.01%
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on futures contracts in the amount of $171,900.
m	Indicates a security has been deemed illiquid.
v	Security at fair value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.40%
AGRICULTURAL PRODUCTION-CROPS - 0.05%
5,323	*	Chiquita Brands International, Inc	$85,008
		TOTAL AGRICULTURAL PRODUCTION-CROPS	85,008

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.13%
5,458		Pilgrim's Pride Corp	160,629
47		Seaboard Corp	82,955
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	243,584

AMUSEMENT AND RECREATION SERVICES - 0.84%
7,041	*	Bally Technologies, Inc	131,526
4,834	*	Bally Total Fitness Holding Corp	11,843
2,669	*	Century Casinos, Inc	29,786
1,117		Churchill Downs, Inc	47,741
2,030		Dover Downs Gaming & Entertainment, Inc	27,141
2,742		Dover Motorsports, Inc	14,560
3,129	*	Lakes Entertainment, Inc	33,762
4,079	*	Leapfrog Enterprises, Inc	38,669
3,909	*	Life Time Fitness, Inc	189,626
8,599	*	Live Nation, Inc	192,618
4,957	*	Magna Entertainment Corp	22,356
6,048	*	Marvel Entertainment, Inc	162,752
2,880	*	MTR Gaming Group, Inc	35,194
3,537	*	Multimedia Games, Inc	33,955
6,200	*	Pinnacle Entertainment, Inc	205,468
9,267	*	Six Flags, Inc	48,559
1,951		Speedway Motorsports, Inc	74,918
1,005	*	Town Sports International Holdings, Inc	16,562
9,205		Westwood One, Inc	64,987
3,632	*	WMS Industries, Inc	126,612
2,692		World Wrestling Entertainment, Inc	43,880
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,552,515

APPAREL AND ACCESSORY STORES - 1.74%
7,068	*	Aeropostale, Inc	218,189
2,979		Bebe Stores, Inc	58,954
3,830		Brown Shoe Co, Inc	182,844
1,284		Buckle, Inc	65,291
1,755	*	Cache, Inc	44,296
6,262	*	Carter's, Inc	159,681
3,822	*	Casual Male Retail Group, Inc	49,877
4,148		Cato Corp (Class A)	95,031
2,340	*	Charlotte Russe Holding, Inc	71,955
15,857	*	Charming Shoppes, Inc	214,545
2,898	*	Children's Place Retail Stores, Inc	184,081
4,732		Christopher & Banks Corp	88,299
880	*	Citi Trends, Inc	34,883

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
641		DEB Shops, Inc	$16,922
5,811	*	Dress Barn, Inc	135,571
2,149	*	DSW, Inc (Class A)	82,887
5,594		Finish Line, Inc (Class A)	79,882
5,920	*	HOT Topic, Inc	78,973
2,917	*	J Crew Group, Inc	112,450
3,280	*	Jo-Ann Stores, Inc	80,688
2,355	*	JOS A Bank Clothiers, Inc	69,119
2,891	*	New York & Co, Inc	37,814
9,364	*	Pacific Sunwear Of California, Inc	183,347
8,710	*	Payless Shoesource, Inc	285,862
952	*	Shoe Carnival, Inc	30,083
3,772		Stage Stores, Inc	114,631
884	*	Syms Corp	17,600
3,077		Talbots, Inc	74,156
4,342	*	Tween Brands, Inc	173,376
2,791	*	Under Armour, Inc (Class A)	140,806
8,907	*	Wet Seal, Inc (Class A)	59,410
		TOTAL APPAREL AND ACCESSORY STORES	3,241,503

APPAREL AND OTHER TEXTILE PRODUCTS - 0.75%
1,673		Columbia Sportswear Co	93,186
2,690	*	Guess ?, Inc	170,627
4,256	*	Gymboree Corp	162,409
4,382	*	Hartmarx Corp	30,937
3,305		Kellwood Co	107,479
1,948	*	Maidenform Brands, Inc	35,298
7,289		Phillips-Van Heusen Corp	365,689
15,886	*	Quiksilver, Inc	250,205
1,771	*	True Religion Apparel, Inc	27,114
6,278	*	Warnaco Group, Inc	159,336
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,402,280

AUTO REPAIR, SERVICES AND PARKING - 0.46%
1,334	*	Amerco, Inc	116,071
1,455		Bandag, Inc	73,376
1,224		Central Parking Corp	22,032
3,204	*	Dollar Thrifty Automotive Group, Inc	146,134
2,062	*	Midas, Inc	47,426
1,486		Monro Muffler, Inc	52,159
6,862	*	PHH Corp	198,106
763	*	Standard Parking Corp	29,307
5,459	*	Wright Express Corp	170,157
		TOTAL AUTO REPAIR, SERVICES AND PARKING	854,768

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
1,274	*	America's Car-Mart, Inc	15,110
1,410		Asbury Automotive Group, Inc	33,220
5,900	*	CSK Auto Corp	101,185
2,111		Lithia Motors, Inc (Class A)	60,712
2,058	*	MarineMax, Inc	53,364
3,114	*	Rush Enterprises, Inc (Class A)	52,689
3,897		Sonic Automotive, Inc (Class A)	113,169
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	429,449

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.09%
2,030	*	Builders FirstSource, Inc	$36,195
2,775	*	Central Garden & Pet Co	134,366
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	170,561

BUSINESS SERVICES - 10.66%
8,113	*	@Road, Inc	59,225
6,145	*	24/7 Real Media, Inc	55,612
50,613	*	3Com Corp	208,019
1,944	*	3D Systems Corp	31,026
5,662		Aaron Rents, Inc	162,952
5,910		ABM Industries, Inc	134,216
3,556	*	Acacia Research (Acacia Technologies)	47,579
1,350	*	Access Integrated Technologies, Inc (Class A)	11,772
7,698	*	Actuate Corp	45,726
3,066		Administaff, Inc	131,133
2,657	*	Advent Software, Inc	93,766
4,108	*	Advo, Inc	133,921
7,222	*	Agile Software Corp	44,415
3,181	*	Altiris, Inc	80,734
3,406	*	American Reprographics Co	113,454
4,414	*	AMN Healthcare Services, Inc	121,562
2,111	*	Ansoft Corp	58,686
4,230	*	Ansys, Inc	183,963
9,910	*	aQuantive, Inc	244,381
4,051		Arbitron, Inc	175,975
9,629	*	Ariba, Inc	74,528
14,574	*	Art Technology Group, Inc	33,957
6,550	*	Aspen Technology, Inc	72,181
2,154	*	Asset Acceptance Capital Corp	36,230
2,975	*	Audible, Inc	23,592
6,806	*	Avocent Corp	230,383
1,358	*	Bankrate, Inc	51,536
1,114		Barrett Business Services	26,090
23,995	*	BearingPoint, Inc	188,841
15,524	*	BISYS Group, Inc	200,415
5,616		Blackbaud, Inc	146,016
3,758	*	Blackboard, Inc	112,890
1,933	*	Blue Coat Systems, Inc	46,295
9,851	*	Borland Software Corp	53,589
2,855	*	Bottomline Technologies, Inc	32,690
5,820		Brady Corp (Class A)	216,970
4,090	*	CACI International, Inc (Class A)	231,085
440	*	Capella Education Co	10,670
5,905		Catalina Marketing Corp	162,388
7,403	*	CBIZ, Inc	51,599
10,615	*	Chordiant Software, Inc	35,136
7,132	*	Ciber, Inc	48,355
961	*	Clayton Holdings, Inc	17,980
60,580	*	CMGI, Inc	81,177
19,472	*	CNET Networks, Inc	177,000
2,898	*	Cogent Communications Group, Inc	47,006
5,577	*	Cogent, Inc	61,403

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,038		Cognex Corp	$143,825
1,620	*	Commvault Systems, Inc	32,416
1,212		Computer Programs & Systems, Inc	41,196
2,085	*	COMSYS IT Partners, Inc	42,138
4,196	*	Concur Technologies, Inc	67,304
2,905	*	Convera Corp (Class A)	13,334
2,283	*	CoStar Group, Inc	122,277
4,041	*	Covansys Corp	92,741
6,412	*	CSG Systems International, Inc	171,393
3,810	*	Cybersource Corp	41,986
1,548	*	DealerTrack Holdings, Inc	45,542
6,614		Deluxe Corp	166,673
4,879	*	Dendrite International, Inc	52,254
4,308	*	Digital Insight Corp	165,815
5,257	*	Digital River, Inc	293,288
1,150	*	DivX, Inc	26,531
3,297	*	DynCorp International, Inc (Class A)	52,323
15,589	*	Earthlink, Inc	110,682
4,107	*	Echelon Corp	32,856
6,098	*	Eclipsys Corp	125,375
2,250	*	eCollege.com, Inc	35,213
6,255	*	eFunds Corp	172,013
2,323	*	Electro Rent Corp	38,794
2,690	*	Emageon, Inc	41,318
7,771	*	Epicor Software Corp	104,986
1,947	*	EPIQ Systems, Inc	33,041
3,739	*	Equinix, Inc	282,743
3,125	*	eSpeed, Inc (Class A)	27,281
9,972	*	Evergreen Energy, Inc	98,623
680	*	ExlService Holdings, Inc	14,307
4,905	*	FalconStor Software, Inc	42,428
856	*	First Advantage Corp (Class A)	19,654
2,042	*	Forrester Research, Inc	55,359
1,752	*	FTD Group, Inc	31,343
7,679	*	Gartner, Inc	151,967
2,875	*	Gerber Scientific, Inc	36,110
3,612		Gevity HR, Inc	85,568
4,037	*	Global Cash Access, Inc	65,521
1,345	*	H&E Equipment Services, Inc	33,316
3,536		Healthcare Services Group	102,403
1,766		Heartland Payment Systems, Inc	49,890
2,469	*	Heidrick & Struggles International, Inc	104,587
3,157	*	Hudson Highland Group, Inc	52,659
6,710	*	Hypercom Corp	42,609
7,728	*	Hyperion Solutions Corp	277,744
1,922	*	i2 Technologies, Inc	43,860
949	*	ICT Group, Inc	29,979
2,621	*	iGate Corp	18,032
2,934	*	IHS, Inc (Class A)	115,834
2,215	*	Infocrossing, Inc	36,105
10,960	*	Informatica Corp	133,822
4,267	*	Infospace, Inc	87,516
4,018		infoUSA, Inc	47,854
1,201	*	Innerworkings, Inc	19,168

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,570	*	Innovative Solutions & Support, Inc	$26,737
1,420		Integral Systems, Inc	32,901
4,535		Interactive Data Corp	109,021
3,819	*	Internap Network Services Corp	75,884
4,722	*	Internet Capital Group, Inc	48,448
1,600		Interpool, Inc	37,376
5,816	*	Interwoven, Inc	85,321
3,813	*	inVentiv Health, Inc	134,790
8,292	*	Ipass, Inc	48,757
10,305		Jack Henry & Associates, Inc	220,527
3,811	*	JDA Software Group, Inc	52,477
2,740	*	Jupitermedia Corp	21,701
4,273	*	Kanbay International, Inc	122,934
5,571	*	Keane, Inc	66,351
2,595		Kelly Services, Inc (Class A)	75,099
2,149	*	Kenexa Corp	71,476
3,816	*	Kforce, Inc	46,441
2,598	*	Knot, Inc	68,172
5,674	*	Korn/Ferry International	130,275
4,156	*	Kronos, Inc	152,691
7,281	*	Labor Ready, Inc	133,461
16,685	*	Lawson Software, Inc	123,302
7,562	*	Lionbridge Technologies	48,699
1,031	*	Liquidity Services, Inc	17,744
2,347	*	LoJack Corp	40,087
4,710	*	Magma Design Automation, Inc	42,060
3,535	*	Manhattan Associates, Inc	106,333
2,357	*	Mantech International Corp (Class A)	86,808
2,825	*	Mapinfo Corp	36,866
3,352		Marchex, Inc (Class B)	44,850
1,563	*	Marlin Business Services, Inc	37,559
10,780	*	Mentor Graphics Corp	194,363
1,229	*	MicroStrategy, Inc (Class A)	140,118
4,475	*	Midway Games, Inc	31,236
12,364	*	Move, Inc	68,126
13,885	*	MPS Group, Inc	196,889
2,662	*	Neoware, Inc	35,165
3,533	*	Ness Technologies, Inc	50,381
5,746	*	NetFlix, Inc	148,592
1,714	*	Netratings, Inc	30,012
3,458	*	Netscout Systems, Inc	28,701
4,898	*	NIC, Inc	24,343
16,174	*	Nuance Communications, Inc	185,354
2,121	*	Omniture, Inc	29,864
3,461	*	On Assignment, Inc	40,667
3,052	*	Online Resources Corp	31,161
2,616	*	Open Solutions, Inc	98,466
1,431	*	Opnet Technologies, Inc	20,678
10,581	*	Opsware, Inc	93,324
4,858	*	Packeteer, Inc	66,069
14,525	*	Parametric Technology Corp	261,741
2,767	*	PDF Solutions, Inc	39,983
2,294		Pegasystems, Inc	22,642
3,044	*	PeopleSupport, Inc	64,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,364	*	Perficient, Inc	$38,793
11,195	*	Perot Systems Corp (Class A)	183,486
4,292	*	Phase Forward, Inc	64,294
2,192	*	Portfolio Recovery Associates, Inc	102,344
2,157	*	PRA International	54,507
9,256	*	Premiere Global Services, Inc	87,377
5,287	*	Progress Software Corp	147,666
1,594		QAD, Inc	13,374
2,125		Quality Systems, Inc	79,199
9,038	*	Quest Software, Inc	132,407
3,271	*	Radiant Systems, Inc	34,149
2,754	*	Radisys Corp	45,909
2,324	*	Raser Technologies, Inc	14,223
14,206	*	RealNetworks, Inc	155,414
8,166	*	Redback Networks, Inc	203,660
1,008		Renaissance Learning, Inc	17,872
9,060	*	Rent-A-Center, Inc	267,361
2,935	*	Rewards Network, Inc	20,398
1,878	*	RightNow Technologies, Inc	32,339
3,895		Rollins, Inc	86,118
7,841	*	S1 Corp	43,204
3,380	*	SafeNet, Inc	80,917
10,353	*	Sapient Corp	56,838
7,027	*	Secure Computing Corp	46,097
1,611	*	SI International, Inc	52,229
7,909	*	Sitel Corp	33,376
2,593	*	Smith Micro Software, Inc	36,795
3,314	*	Sohu.com, Inc	79,536
62	b,m*	SONICblue, Inc	0
8,240	*	SonicWALL, Inc	69,381
32,661	*	Sonus Networks, Inc	215,236
8,305		Sotheby's	257,621
7,215	*	Spherion Corp	53,607
2,470	*	SPSS, Inc	74,273
4,851	*	SRA International, Inc (Class A)	129,716
1,281		Startek, Inc	17,345
1,238	*	Stratasys, Inc	38,886
12,002	*	Sybase, Inc	296,449
4,030	*	SYKES Enterprises, Inc	71,089
872	*	Synchronoss Technologies, Inc	11,964
1,615	*	SYNNEX Corp	35,433
1,097		Syntel, Inc	29,400
9,363	*	Take-Two Interactive Software, Inc	166,287
2,017		TAL International Group, Inc	53,834
2,128	*	Taleo Corp (Class A)	29,090
4,046		Talx Corp	111,063
4,432	*	TeleTech Holdings, Inc	105,836
2,902		TheStreet.com, Inc	25,828
8,568	*	THQ, Inc	278,631
28,204	*	TIBCO Software, Inc	266,246
918	*	Tiens Biotech Group USA, Inc	3,608
2,940	*	TNS, Inc	56,595
3,238	*	TradeStation Group, Inc	44,523
5,027	*	Transaction Systems Architects, Inc	163,729

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
335	*	Travelzoo, Inc	$10,033
5,454	*	Trizetto Group, Inc	100,190
3,226	*	Ultimate Software Group, Inc	75,037
8,706		United Online, Inc	115,616
3,920	*	Universal Compression Holdings, Inc	243,471
12,864	*	Valueclick, Inc	303,976
3,263	*	Vasco Data Security International	38,667
1,872	*	Verint Systems, Inc	64,172
984	*	Vertrue, Inc	37,795
2,988		Viad Corp	121,313
3,871	*	Vignette Corp	66,078
1,052	*	Volt Information Sciences, Inc	52,821
5,606	*	WebEx Communications, Inc	195,593
7,114	*	webMethods, Inc	52,359
6,013	*	Websense, Inc	137,277
2,267	*	WebSideStory, Inc	28,700
10,308	*	Wind River Systems, Inc	105,657
4,343	*	Witness Systems, Inc	76,133
		TOTAL BUSINESS SERVICES	19,867,254

CHEMICALS AND ALLIED PRODUCTS - 6.23%
3,146	*	Acadia Pharmaceuticals, Inc	27,653
4,086	*	Adams Respiratory Therapeutics, Inc	166,750
2,022	*	Adeza Biomedical Corp	30,148
5,599	*	Adolor Corp	42,104
1,057	*	Advanced Magnetics, Inc	63,124
7,617	*	ADVENTRX Pharmaceuticals, Inc	22,470
2,959	*	Albany Molecular Research, Inc	31,247
4,557	*	Alexion Pharmaceuticals, Inc	184,057
13,021	*	Alkermes, Inc	174,091
4,301	*	Alnylam Pharmaceuticals, Inc	92,041
5,550	*	Alpharma, Inc (Class A)	133,755
6,046	*	American Oriental Bioengineering, Inc	70,557
2,324		American Vanguard Corp	36,952
3,117	*	Anadys Pharmaceuticals, Inc	15,336
3,131		Arch Chemicals, Inc	104,294
7,793	*	Arena Pharmaceuticals, Inc	100,608
4,986	*	Array Biopharma, Inc	64,419
5,042	*	Atherogenics, Inc	49,966
3,287	*	Auxilium Pharmaceuticals, Inc	48,286
4,247	*	AVANIR Pharmaceuticals (Class A)	9,811
4,107	*	Aventine Renewable Energy Holdings, Inc	96,761
7,143	*	AVI BioPharma, Inc	22,715
1,449		Balchem Corp	37,210
2,169	*	Bentley Pharmaceuticals, Inc	22,059
3,104	*	BioCryst Pharmaceuticals, Inc	35,882
3,977	*	Bioenvision, Inc	18,453
11,791	*	BioMarin Pharmaceuticals, Inc	193,254
1,989	*	Bradley Pharmaceuticals, Inc	40,934
780	*	Cadence Pharmaceuticals, Inc	9,610
5,157	*	Calgon Carbon Corp	31,973
3,356		Cambrex Corp	76,248
1,015	*	Caraco Pharmaceutical Laboratories Ltd	14,210
8,504	*	Cell Genesys, Inc	28,829

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,185		CF Industries Holdings, Inc	$184,223
2,268	*	Chattem, Inc	113,581
2,722	*	Coley Pharmaceutical Group, Inc	26,376
3,492	*	Combinatorx, Inc	30,241
4,050	*	Conor Medsystems, Inc	126,887
2,533	*	Cotherix, Inc	34,170
7,318	*	Cubist Pharmaceuticals, Inc	132,529
3,786	*	Cypress Bioscience, Inc	29,342
3,974	*	Cytokinetics, Inc	29,726
8,854	*	Dendreon Corp	36,921
2,367	*	Digene Corp	113,427
7,658	*	Durect Corp	34,002
3,405	*	Elizabeth Arden, Inc	64,865
3,307	*	Emisphere Technologies, Inc	17,494
8,423	*	Encysive Pharmaceuticals, Inc	35,461
5,650	*	Enzon Pharmaceuticals, Inc	48,082
5,725		Ferro Corp	118,450
2,882	*	Genitope Corp	10,145
18,409	*	Genta, Inc	8,146
4,684		Georgia Gulf Corp	90,448
8,564	*	Geron Corp	75,192
1,741	*	GTx, Inc	31,059
7,593		H.B. Fuller Co	196,051
3,824	*	Hana Biosciences, Inc	24,359
15,162	*	Hercules, Inc	292,778
1,114	*	Hi-Tech Pharmacal Co, Inc	13,557
17,031	*	Human Genome Sciences, Inc	211,866
3,291	*	Idenix Pharmaceuticals, Inc	28,599
8,838	*	Immucor, Inc	258,335
6,652	*	Indevus Pharmaceuticals, Inc	47,229
930		Innophos Holdings, Inc	13,652
1,612		Innospec, Inc	75,039
499		Inter Parfums, Inc	9,576
3,234	*	InterMune, Inc	99,446
4,504	*	Inverness Medical Innovations, Inc	174,305
5,457	*	Keryx Biopharmaceuticals, Inc	72,578
1,300		Koppers Holdings, Inc	33,891
417		Kronos Worldwide, Inc	13,578
5,189	*	KV Pharmaceutical Co (Class A)	123,394
3,528		MacDermid, Inc	120,305
1,925		Mannatech, Inc	28,355
4,009	*	MannKind Corp	66,108
4,349	*	Martek Biosciences Corp	101,506
16,216	*	Medarex, Inc	239,835
6,482	*	Medicines Co	205,609
7,282		Medicis Pharmaceutical Corp (Class A)	255,817
1,158	*	Medifast, Inc	14,568
2,890		Meridian Bioscience, Inc	70,892
3,335	*	Metabasis Therapeutics, Inc	25,079
10,030	*	MGI Pharma, Inc	184,652
2,554		Minerals Technologies, Inc	150,150
3,373	*	Momenta Pharmaceuticals, Inc	53,057
7,756	*	Nabi Biopharmaceuticals	52,586
2,683	*	Nastech Pharmaceutical Co, Inc	40,594

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,218	*	NBTY, Inc	$300,052
4,593	*	Neurocrine Biosciences, Inc	47,859
2,107	*	New River Pharmaceuticals, Inc	115,274
2,287		NewMarket Corp	135,047
1,246		NL Industries, Inc	12,884
3,406	*	Northfield Laboratories, Inc	13,862
8,157	*	Novavax, Inc	33,444
3,062	*	Noven Pharmaceuticals, Inc	77,928
6,239	*	NPS Pharmaceuticals, Inc	28,263
7,203	*	Nuvelo, Inc	28,812
9,620		Olin Corp	158,922
3,787	*	OM Group, Inc	171,475
5,589	*	Omnova Solutions, Inc	25,598
6,099	*	Onyx Pharmaceuticals, Inc	64,527
6,136	*	OraSure Technologies, Inc	50,683
7,598	*	OSI Pharmaceuticals, Inc	265,778
360	*	Osiris Therapeutics, Inc	9,115
3,634	*	Pacific Ethanol, Inc	55,927
4,625	*	Pain Therapeutics, Inc	41,163
6,677	*	Panacos Pharmaceuticals, Inc	26,775
4,470	*	Par Pharmaceutical Cos, Inc	99,994
3,677	*	Parexel International Corp	106,523
1,368	*	Parlux Fragrances, Inc	7,620
3,206	*	Penwest Pharmaceuticals Co	53,284
21,858	*	Peregrine Pharmaceuticals, Inc	25,355
10,498		Perrigo Co	181,615
2,526	*	PetMed Express, Inc	33,722
3,113	*	Pharmion Corp	80,129
1,000	*	Physicians Formula Holdings, Inc	18,690
1,552	*	Pioneer Cos, Inc	44,480
11,694	*	PolyOne Corp	87,705
3,081	*	Pozen, Inc	52,346
4,311	*	Prestige Brands Holdings, Inc	56,129
2,874	*	Progenics Pharmaceuticals, Inc	73,977
3,882	*	Quidel Corp	52,873
2,624	*	Renovis, Inc	8,292
1,310	*	Replidyne, Inc	7,519
20,137	*	Revlon, Inc	1,007
20,137	*	Revlon, Inc (Class A)	25,775
4,747	*	Rockwood Holdings, Inc	119,909
5,902	*	Salix Pharmaceuticals Ltd	71,827
7,011	*	Santarus, Inc	54,896
3,753	*	Sciele Pharma, Inc	90,072
6,038		Sensient Technologies Corp	148,535
5,432	*	Sirna Therapeutics, Inc	70,670
3,248	*	Solexa, Inc	42,711
420	*	Somaxon Pharmaceuticals, Inc	5,960
1,007		Stepan Co	31,892
5,871	*	SuperGen, Inc	29,825
2,088	*	SurModics, Inc	64,979
3,176	*	Tanox, Inc	63,202
5,232		Tronox, Inc (Class B)	82,613
520	*	Trubion Pharmaceuticals, Inc	9,365
6,807		UAP Holding Corp	171,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,030	*	United Therapeutics Corp	$164,741
1,257	*	USANA Health Sciences, Inc	64,937
11,698	*	USEC, Inc	148,799
12,018	*	Valeant Pharmaceuticals International	207,190
2,206	*	Verasun Energy Corp	43,569
9,250	*	Viropharma, Inc	135,420
768	*	Visicu, Inc	8,602
8,722	*	WR Grace & Co	172,696
2,605	*	Xenoport, Inc	63,953
4,736	*	Zymogenetics, Inc	73,740
		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,605,846

COAL MINING - 0.20%
6,779	*	Alpha Natural Resources, Inc	96,465
14,078	*	International Coal Group, Inc	76,725
2,062	*	James River Coal Co	19,135
2,382		Penn Virginia Corp	166,835
1,125	*	Westmoreland Coal Co	22,129
		TOTAL COAL MINING	381,289

COMMUNICATIONS - 2.28%
5,639		Alaska Communications Systems Group, Inc	85,656
4,287	*	Anixter International, Inc	232,784
884		Atlantic Tele-Network, Inc	25,901
2,540	*	Audiovox Corp (Class A)	35,789
6,181	*	Brightpoint, Inc	83,134
2,125	*	Cbeyond Communications, Inc	65,004
3,211		Centennial Communications Corp	23,087
49,348	*	Charter Communications, Inc (Class A)	151,005
33,091	*	Cincinnati Bell, Inc	151,226
4,847		Citadel Broadcasting Corp	48,276
2,748		Commonwealth Telephone Enterprises, Inc	115,031
2,902		Consolidated Communications Holdings, Inc	60,652
34,578	*	Covad Communications Group, Inc	47,718
6,133	*	Cox Radio, Inc (Class A)	99,968
1,352	*	Crown Media Holdings, Inc (Class A)	4,908
2,455		CT Communications, Inc	56,269
4,493	*	Cumulus Media, Inc (Class A)	46,682
19,823	*	Dobson Communications Corp (Class A)	172,658
4,140		Emmis Communications Corp (Class A)	34,114
4,081		Entercom Communications Corp (Class A)	115,003
9,198	*	Entravision Communications Corp (Class A)	75,608
1,041	*	Eschelon Telecom, Inc	20,622
3,510		Fairpoint Communications, Inc	66,515
15,490	*	FiberTower Corp	91,081
923	*	Fisher Communications, Inc	40,806
19,054	*	Foundry Networks, Inc	285,429
6,929	*	General Communication, Inc (Class A)	108,993
2,400	*	Globalstar, Inc	33,384
2,836		Golden Telecom, Inc	132,838
5,734		Gray Television, Inc	42,030
5,813	*	IDT Corp (Class B)	76,034
3,303	*	InPhonic, Inc	36,630
4,345		Iowa Telecommunications Services, Inc	85,640

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,198	*	iPCS, Inc	$121,681
6,611	*	j2 Global Communications, Inc	180,150
3,446	*	Lightbridge, Inc	46,659
4,040	*	Lin TV Corp (Class A)	40,198
2,182	*	Lodgenet Entertainment Corp	54,615
5,570	*	Mastec, Inc	64,278
7,511	*	Mediacom Communications Corp (Class A)	60,388
1,988		North Pittsburgh Systems, Inc	47,990
3,687	*	Novatel Wireless, Inc	35,653
1,891	*	NTELOS Holdings Corp	33,811
1,230	*	Orbcomm, Inc	10,849
9,926	*	Radio One, Inc (Class D)	66,901
3,949	*	RCN Corp	119,062
1,267		Salem Communications Corp (Class A)	15,141
4,276	*	SAVVIS, Inc	152,696
979		Shenandoah Telecom Co	46,023
5,694		Sinclair Broadcast Group, Inc (Class A)	59,787
6,014	*	Spanish Broadcasting System, Inc (Class A)	24,718
1,833		SureWest Communications	50,481
3,022	*	Syniverse Holdings, Inc	45,300
4,730	*	Terremark Worldwide, Inc	31,786
10,645	*	TiVo, Inc	54,502
3,743		USA Mobility, Inc	83,731
4,220	*	Vonage Holdings Corp	29,287
8,291	*	Wireless Facilities, Inc	23,629
		TOTAL COMMUNICATIONS	4,249,791

DEPOSITORY INSTITUTIONS - 9.37%
1,613		1st Source Corp	51,826
770		Abington Community Bancorp, Inc	14,769
2,134		Alabama National Bancorp	146,670
2,888		Amcore Financial, Inc	94,351
1,461		AmericanWest Bancorp	35,385
1,617		Ameris Bancorp	45,567
2,565		Anchor Bancorp Wisconsin, Inc	73,923
1,344		Arrow Financial Corp	33,291
980		Bancfirst Corp	52,920
1,407	*	Bancorp, Inc	41,647
1,295		BancTrust Financial Group, Inc	33,048
7,786		Bank Mutual Corp	94,288
2,159		Bank of Granite Corp	40,956
1,677		Bank of the Ozarks, Inc	55,442
5,881		BankAtlantic Bancorp, Inc (Class A)	81,217
3,350		BankFinancial Corp	59,664
4,055		BankUnited Financial Corp (Class A)	113,378
1,464		Banner Corp	64,914
1,310		Berkshire Hills Bancorp, Inc	43,833
2,221	*	BFC Financial Corp (Class A)	14,192
4,756		Boston Private Financial Holdings, Inc	134,167
7,813		Brookline Bancorp, Inc	102,897
1,363		Cadence Financial Corp	29,536
890		Camden National Corp	41,047
1,588		Capital City Bank Group, Inc	56,056
1,212		Capital Corp of the West	38,893

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,857		Capitol Bancorp Ltd	$85,793
3,130		Cardinal Financial Corp	32,083
3,664		Cascade Bancorp	113,694
800		Cass Information Systems, Inc	28,944
6,916		Cathay General Bancorp	238,671
7,744	*	Centennial Bank Holdings, Inc	73,258
1,574		Center Financial Corp	37,729
1,282		Centerstate Banks of Florida, Inc	26,794
3,982		Central Pacific Financial Corp	154,342
547		Charter Financial Corp	28,181
3,249		Chemical Financial Corp	108,192
6,258		Chittenden Corp	192,058
5,471		Citizens Banking Corp	144,982
1,113		Citizens First Bancorp, Inc	34,214
1,834		City Bank	65,657
2,325		City Holding Co	95,069
1,919		Clifton Savings Bancorp, Inc	23,393
1,988		Coastal Financial Corp	33,299
1,915		CoBiz, Inc	42,207
1,419		Columbia Bancorp	37,533
2,102		Columbia Banking System, Inc	73,822
1,305	*	Community Bancorp	39,398
3,864		Community Bank System, Inc	88,872
3,027		Community Banks, Inc	84,041
1,926		Community Trust Bancorp, Inc	79,987
5,330		Corus Bankshares, Inc	122,963
7,731		CVB Financial Corp	111,790
3,322		Dime Community Bancshares	46,541
1,617	*	Dollar Financial Corp	45,050
2,806		Downey Financial Corp	203,659
1,095		Enterprise Financial Services Corp	35,675
4,725	*	Euronet Worldwide, Inc	140,285
1,083		Farmers Capital Bank Corp	36,963
3,181		Fidelity Bankshares, Inc	126,190
1,736		First Bancorp	37,914
9,192		First Bancorp	87,600
1,879		First Busey Corp	43,311
4,457		First Charter Corp	109,642
9,535		First Commonwealth Financial Corp	128,055
2,970		First Community Bancorp, Inc	155,242
1,282		First Community Bancshares, Inc	50,716
4,924		First Financial Bancorp	81,788
2,694		First Financial Bankshares, Inc	112,771
1,675		First Financial Corp	59,379
1,583		First Financial Holdings, Inc	62,022
1,682		First Indiana Corp	42,656
2,427		First Merchants Corp	65,990
6,495		First Midwest Bancorp, Inc	251,227
14,459		First Niagara Financial Group, Inc	214,861
2,155		First Place Financial Corp	50,621
1,081	*	First Regional Bancorp	36,851
3,301		First Republic Bank	129,003
1,079		First South Bancorp, Inc	34,409
2,582		First State Bancorporation	63,905

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,146	*	FirstFed Financial Corp	$143,718
10,342		FirstMerit Corp	249,656
5,541		Flagstar Bancorp, Inc	82,228
2,389		Flushing Financial Corp	40,780
7,478		FNB Corp	136,623
963		FNB Corp	40,013
2,881	*	Franklin Bank Corp	59,176
8,598		Fremont General Corp	139,374
5,337		Frontier Financial Corp	156,001
1,832		GB&T Bancshares, Inc	40,615
6,740		Glacier Bancorp, Inc	164,726
1,518		Great Southern Bancorp, Inc	44,796
6,745		Greater Bay Bancorp	177,596
1,275		Greene County Bancshares, Inc	50,656
3,610		Hancock Holding Co	190,752
5,429		Hanmi Financial Corp	122,315
3,687		Harleysville National Corp	71,196
1,800		Heartland Financial USA, Inc	51,930
1,438		Heritage Commerce Corp	38,308
1,508		Home Bancshares, Inc	36,252
1,073		Home Federal Bancorp, Inc	18,413
1,781		Horizon Financial Corp	42,851
1,236		IBERIABANK Corp	72,986
1,897		Independent Bank Corp	68,349
2,940		Independent Bank Corp	74,353
2,295		Integra Bank Corp	63,158
2,389		Interchange Financial Services Corp	54,923
5,977		International Bancshares Corp	184,749
670	*	Intervest Bancshares Corp	23,055
7,214	*	Investors Bancorp, Inc	113,476
2,457		Irwin Financial Corp	55,602
702		ITLA Capital Corp	40,653
2,863		Kearny Financial Corp	45,980
4,107		KNBT Bancorp, Inc	68,710
2,455		Lakeland Bancorp, Inc	36,580
1,725		Lakeland Financial Corp	44,039
2,086		Macatawa Bank Corp	44,348
4,337		MAF Bancorp, Inc	193,821
2,328		MainSource Financial Group, Inc	39,436
3,707		MB Financial, Inc	139,420
1,848		MBT Financial Corp	28,311
1,031		Mercantile Bank Corp	38,869
1,041		MetroCorp Bancshares, Inc	21,903
2,851		Mid-State Bancshares	103,748
2,392		Midwest Banc Holdings, Inc	56,810
2,558		Nara Bancorp, Inc	53,513
596		NASB Financial, Inc	24,645
6,484		National Penn Bancshares, Inc	131,301
4,636		NBT Bancorp, Inc	118,264
6,506	*	Net 1 UEPS Technologies, Inc	192,317
6,129	*	NetBank, Inc	28,439
14,851		NewAlliance Bancshares, Inc	243,556
1,259	*	Northern Empire Bancshares	37,191
2,369		Northwest Bancorp, Inc	65,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,130		OceanFirst Financial Corp	$25,911
9,059		Old National Bancorp	171,396
1,779		Old Second Bancorp, Inc	52,125
1,581		Omega Financial Corp	50,466
2,606		Oriental Financial Group, Inc	33,748
6,020		Pacific Capital Bancorp	202,152
1,515		Park National Corp	149,985
5,556		Partners Trust Financial Group, Inc	64,672
1,311		Pennfed Financial Services, Inc	25,329
1,591		Peoples Bancorp, Inc	47,253
3,294		PFF Bancorp, Inc	113,676
2,000	*	Pinnacle Financial Partners, Inc	66,360
1,537		Placer Sierra Bancshares	36,534
550		Preferred Bank	33,050
1,796		Premierwest Bancorp	28,664
2,440		PrivateBancorp, Inc	101,577
3,306		Prosperity Bancshares, Inc	114,090
4,431		Provident Bankshares Corp	157,744
8,686		Provident Financial Services, Inc	157,477
5,669		Provident New York Bancorp	84,922
854		QC Holdings, Inc	13,630
3,614	*	R & G Financial Corp (Class B)	27,647
2,168		Renasant Corp	66,406
10,019		Republic Bancorp, Inc	134,856
1,016		Republic Bancorp, Inc (Class A)	25,491
1,149		Rockville Financial, Inc	20,510
1,425	*	Roma Financial Corp	23,598
723		Royal Bancshares of Pennsylvania (Class A)	19,000
3,361		S&T Bancorp, Inc	116,526
1,617		S.Y. Bancorp, Inc	45,276
1,949		Sandy Spring Bancorp, Inc	74,413
541		Santander BanCorp	9,657
1,076		SCBT Financial Corp	44,901
1,844		Seacoast Banking Corp of Florida	45,731
2,034		Security Bank Corp	46,416
1,126		Shore Bancshares, Inc	33,960
873		Sierra Bancorp	25,614
3,785	*	Signature Bank	117,259
1,722		Simmons First National Corp (Class A)	54,329
1,092		Smithtown Bancorp, Inc	29,615
1,287		Southside Bancshares, Inc	33,115
1,795		Southwest Bancorp, Inc	50,009
1,399		State National Bancshares, Inc	53,848
2,351		Sterling Bancorp	46,315
9,181		Sterling Bancshares, Inc	119,537
3,168		Sterling Financial Corp	74,987
5,550		Sterling Financial Corp	187,646
1,332		Suffolk Bancorp	50,789
1,865	*	Sun Bancorp, Inc	39,296
3,801	*	Superior Bancorp	43,103
6,772		Susquehanna Bancshares, Inc	182,031
4,609	*	SVB Financial Group	214,872
749		Taylor Capital Group, Inc	27,421
3,208	*	Texas Capital Bancshares, Inc	63,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,202		Texas United Bancshares, Inc	$41,277
2,377		TierOne Corp	75,137
862		Tompkins Trustco, Inc	39,178
1,749		Trico Bancshares	47,590
9,845		Trustco Bank Corp NY	109,476
6,368		Trustmark Corp	208,297
12,625		UCBH Holdings, Inc	221,695
4,040		UMB Financial Corp	147,500
7,289		Umpqua Holdings Corp	214,515
1,651		Union Bankshares Corp	50,504
4,850		United Bankshares, Inc	187,453
4,529		United Community Banks, Inc	146,377
3,369		United Community Financial Corp	41,237
824		United Security Bancshares	19,858
1,448		Univest Corp of Pennsylvania	44,135
1,422		USB Holding Co, Inc	34,270
1,200	*	ViewPoint Financial Group	20,328
1,457		Vineyard National Bancorp	33,540
1,913	*	Virginia Commerce Bancorp	38,030
1,385		Virginia Financial Group, Inc	38,766
13,971		W Holding Co, Inc	83,267
1,671		Washington Trust Bancorp, Inc	46,604
1,389	*	Wauwatosa Holdings, Inc	24,752
2,860		WesBanco, Inc	95,896
2,206		West Bancorporation, Inc	39,223
1,966		West Coast Bancorp	68,102
4,065		Westamerica Bancorporation	205,811
1,620	*	Western Alliance Bancorp	56,327
511	*	Westfield Financial, Inc	17,681
1,960		Willow Grove Bancorp, Inc	29,243
1,987		Wilshire Bancorp, Inc	37,693
3,448		Wintrust Financial Corp	165,573
731		WSFS Financial Corp	48,926
1,247		Yardville National Bancorp	47,037
		TOTAL DEPOSITORY INSTITUTIONS	17,452,710

EATING AND DRINKING PLACES - 1.84%
3,267	*	AFC Enterprises	57,728
9,663		Applebees International, Inc	238,386
1,871	*	BJ's Restaurants, Inc	37,813
4,616		Bob Evans Farms, Inc	157,960
914	*	Buffalo Wild Wings, Inc	48,625
2,544	*	California Pizza Kitchen, Inc	84,741
4,011		CBRL Group, Inc	179,532
4,485	*	CEC Entertainment, Inc	180,521
3,156	*	Chipotle Mexican Grill, Inc (Class B)	164,112
8,793		CKE Restaurants, Inc	161,791
4,909	*	Cosi, Inc	24,987
4,941		Domino's Pizza, Inc	138,348
2,482		IHOP Corp	130,801
4,740	*	Jack in the Box, Inc	289,330
7,113	*	Krispy Kreme Doughnuts, Inc	78,954
2,135		Landry's Restaurants, Inc	64,242
2,659	*	Luby's, Inc	28,957

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,603	*	McCormick & Schmick's Seafood Restaurants, Inc	$38,536
1,358	*	Morton's Restaurant Group, Inc	22,611
2,970	*	O'Charleys, Inc	63,202
3,322	*	Papa John's International, Inc	96,371
3,584	*	PF Chang's China Bistro, Inc	137,554
4,576	*	Rare Hospitality International, Inc	150,688
2,092	*	Red Robin Gourmet Burgers, Inc	74,998
7,603		Ruby Tuesday, Inc	208,626
2,244	*	Ruth's Chris Steak House, Inc	41,020
9,008	*	Sonic Corp	215,742
3,906	*	Steak N Shake Co	68,746
6,634	*	Texas Roadhouse, Inc (Class A)	87,967
8,025		Triarc Cos (Class B)	160,500
		TOTAL EATING AND DRINKING PLACES	3,433,389

EDUCATIONAL SERVICES - 0.36%
11,202	*	Corinthian Colleges, Inc	152,683
7,902		DeVry, Inc	221,256
2,816	*	Educate, Inc	20,050
687	*	Lincoln Educational Services Corp	9,268
1,846		Strayer Education, Inc	195,768
3,163	*	Universal Technical Institute, Inc	70,250
		TOTAL EDUCATIONAL SERVICES	669,275

ELECTRIC, GAS, AND SANITARY SERVICES - 3.40%
3,196		Allete, Inc	148,742
1,940		American Ecology Corp	35,909
2,342		American States Water Co	90,448
50,509	*	Aquila, Inc	237,392
6,570		Avista Corp	166,287
4,292		Black Hills Corp	158,546
2,578		California Water Service Group	104,151
1,373		Cascade Natural Gas Corp	35,588
2,777	*	Casella Waste Systems, Inc (Class A)	33,963
2,016		CH Energy Group, Inc	106,445
2,064	*	Clean Harbors, Inc	99,918
7,368		Cleco Corp	185,895
4,260		Crosstex Energy, Inc	134,999
11,867		Duquesne Light Holdings, Inc	235,560
6,450	*	El Paso Electric Co	157,187
3,839		Empire District Electric Co	94,785
917		EnergySouth, Inc	36,772
5,518		Idacorp, Inc	213,271
2,440		ITC Holdings Corp	97,356
2,770		Laclede Group, Inc	97,033
920		Markwest Hydrocarbon, Inc	44,666
3,297		Metal Management, Inc	124,791
2,830		MGE Energy, Inc	103,521
3,644		New Jersey Resources Corp	177,026
5,795		Nicor, Inc	271,206
3,543		Northwest Natural Gas Co	150,365
4,535		NorthWestern Corp	160,448
1,047		Ormat Technologies, Inc	38,551
3,998		Otter Tail Corp	124,578

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,978		Peoples Energy Corp	$221,869
1,358	*	Pico Holdings, Inc	47,218
9,969		Piedmont Natural Gas Co, Inc	266,671
2,051	*	Pike Electric Corp	33,493
9,298	*	Plug Power, Inc	36,169
9,866		PNM Resources, Inc	306,833
3,355		Portland General Electric Co	91,424
2,095		Resource America, Inc (Class A)	55,308
1,974		SJW Corp	76,512
3,778		South Jersey Industries, Inc	126,223
5,163		Southwest Gas Corp	198,104
2,934		Southwest Water Co	40,372
8,171		Synagro Technologies, Inc	36,116
68	b,m,v*	Touch America Holdings, Inc	0
3,307		UIL Holdings Corp	139,522
4,537		Unisource Energy Corp	165,737
5,783	*	Waste Connections, Inc	240,284
972		Waste Industries USA, Inc	29,665
4,665	*	Waste Services, Inc	45,950
11,600		Westar Energy, Inc	301,136
6,348		WGL Holdings, Inc	206,818
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,330,823

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.05%
1,680	*	Acme Packet, Inc	34,675
3,205	*	Actel Corp	58,203
5,881		Acuity Brands, Inc	306,047
15,822	*	Adaptec, Inc	73,731
8,753		Adtran, Inc	198,693
4,657	*	Advanced Analogic Technologies, Inc	25,101
4,754	*	Advanced Energy Industries, Inc	89,708
10,158	*	Aeroflex, Inc	119,052
4,172	*	American Superconductor Corp	40,927
5,482	*	AMIS Holdings, Inc	57,945
13,141	*	Amkor Technology, Inc	122,737
6,192	*	Anadigics, Inc	54,861
20,665	*	Andrew Corp	211,403
39,914	*	Applied Micro Circuits Corp	142,094
13,838	*	Arris Group, Inc	173,113
6,671	*	Atheros Communications, Inc	142,226
4,480	*	ATMI, Inc	136,774
21,405	*	Avanex Corp	40,455
4,142		Baldor Electric Co	138,426
1,440		Bel Fuse, Inc (Class B)	50,098
8,608	*	Benchmark Electronics, Inc	209,691
9,126	*	Bookham, Inc	37,143
9,983	*	Broadwing Corp	155,934
36,474	*	Brocade Communications Systems, Inc	299,452
2,625	*	CalAmp Corp	22,155
14,240	*	Capstone Turbine Corp	17,515
2,913	*	Carrier Access Corp	19,109
6,639	*	C-COR, Inc	73,958
3,445	*	Ceradyne, Inc	194,643
5,372	*	Checkpoint Systems, Inc	108,514

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,731	*	China BAK Battery, Inc	$24,326
16	v*	China Energy Savings Technology, Inc	1
1,741	*	Color Kinetics, Inc	37,170
2,916	*	Comtech Telecommunications Corp	111,012
64,957	*	Conexant Systems, Inc	132,512
786	*	CPI International, Inc	11,790
4,858		CTS Corp	76,271
1,974		Cubic Corp	42,836
2,447	*	Diodes, Inc	86,820
1,025	*	Directed Electronics, Inc	11,736
4,211	*	Ditech Networks, Inc	29,140
3,853	*	DSP Group, Inc	83,610
2,237	*	DTS, Inc	54,113
4,020	*	Electro Scientific Industries, Inc	80,963
4,839	*	Emcore Corp	26,760
2,013	*	EMS Technologies, Inc	40,320
5,274	*	Energy Conversion Devices, Inc	179,211
6,317	*	EnerSys	101,072
8,555	*	Evergreen Solar, Inc	64,761
3,968	*	Exar Corp	51,584
28,482	*	Finisar Corp	91,997
2,880	*	First Solar, Inc	85,824
2,946		Franklin Electric Co, Inc	151,395
6,475	*	FuelCell Energy, Inc	41,829
31,823	*	Gemstar-TV Guide International, Inc	127,610
3,226	*	Genlyte Group, Inc	251,983
12,898	*	GrafTech International Ltd	89,254
2,868	*	Greatbatch, Inc	77,207
9,726	*	Harmonic, Inc	70,708
12,076	*	Hexcel Corp	210,243
1,694	*	Hittite Microwave Corp	54,750
3,284	*	Hutchinson Technology, Inc	77,404
1,532	*	ID Systems, Inc	28,832
2,705	*	Ikanos Communications, Inc	23,506
4,509		Imation Corp	209,353
6,688	*	Interdigital Communications Corp	224,382
2,629		Inter-Tel, Inc	58,259
4,732	*	InterVoice, Inc	36,247
1,563	*	iRobot Corp	28,228
3,612	*	IXYS Corp	32,147
11,163	*	Kemet Corp	81,490
1,741	*	Lamson & Sessions Co	42,237
14,937	*	Lattice Semiconductor Corp	96,792
2,864	*	Littelfuse, Inc	91,304
1,521	*	Loral Space & Communications, Inc	61,935
2,831		LSI Industries, Inc	56,195
6,876	*	Mattson Technology, Inc	64,084
1,882	*	Maxwell Technologies, Inc	26,254
19,759	*	McData Corp (Class A)	109,662
2,938	*	Medis Technologies Ltd	51,209
2,643	*	Mercury Computer Systems, Inc	35,310
4,837		Methode Electronics, Inc	52,385
9,195	*	Micrel, Inc	99,122
9,553	*	Microsemi Corp	187,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,019	*	Microtune, Inc	$32,989
15,150	*	Mindspeed Technologies, Inc	28,937
5,415	*	MIPS Technologies, Inc	44,945
3,569	*	Mobility Electronics, Inc	11,956
3,024	*	Monolithic Power Systems, Inc	33,597
4,714	*	Moog, Inc (Class A)	180,028
3,377	*	MoSys, Inc	31,237
16,705	*	MRV Communications, Inc	59,136
1,051	*	Multi-Fineline Electronix, Inc	21,325
570		National Presto Industries, Inc	34,126
1,867	*	Netlogic Microsystems, Inc	40,495
6,780	*	Omnivision Technologies, Inc	92,547
20,559	*	ON Semiconductor Corp	155,632
11,923	*	Openwave Systems, Inc	110,049
2,142	*	Oplink Communications, Inc	44,040
4,593	*	Optical Communication Products, Inc	7,533
710	*	Optium Corp	17,707
1,968	*	OSI Systems, Inc	41,190
2,612		Park Electrochemical Corp	66,998
2,456	*	Parkervision, Inc	27,384
3,168	*	Pericom Semiconductor Corp	36,337
5,347	*	Photronics, Inc	87,370
6,351		Plantronics, Inc	134,641
6,207	*	Plexus Corp	148,223
3,403	*	PLX Technology, Inc	44,375
11,552	*	Polycom, Inc	357,072
3,344	*	Portalplayer, Inc	44,977
1,114	*	Powell Industries, Inc	35,169
8,951	*	Power-One, Inc	65,163
17,447	*	Powerwave Technologies, Inc	112,533
6,456	*	Quantum Fuel Systems Technologies Worldwide, Inc	10,330
2,438	*	Radyne Corp	26,184
1,966		Raven Industries, Inc	52,689
3,975		Regal-Beloit Corp	208,727
25,631	*	RF Micro Devices, Inc	174,034
2,234	*	Rogers Corp	132,141
9,742	*	Semtech Corp	127,328
10,604	*	Silicon Image, Inc	134,883
11,022	*	Silicon Storage Technology, Inc	49,709
3,190	*	Sirenza Microdevices, Inc	25,073
20,871	*	Skyworks Solutions, Inc	147,767
4,549	*	Spectrum Brands, Inc	49,584
1,334	*	Staktek Holdings, Inc	6,870
2,878	*	Standard Microsystems Corp	80,526
12,226	*	Stratex Networks, Inc	59,052
1,311	*	Sunpower Corp (Class A)	48,730
1,659	*	Supertex, Inc	65,116
23,330	*	Sycamore Networks, Inc	87,721
5,913	*	Symmetricom, Inc	52,744
3,259	*	Synaptics, Inc	96,760
5,472		Technitrol, Inc	130,726
605	*	Techwell, Inc	9,716
7,479	*	Tekelec	110,914
5,986	*	Tessera Technologies, Inc	241,475

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
25,718	*	Transmeta Corp	$28,547
16,688	*	Transwitch Corp	23,363
7,267	*	Trident Microsystems, Inc	132,114
17,822	*	Triquint Semiconductor, Inc	80,199
5,913	*	TTM Technologies, Inc	66,994
1,838	*	Ulticom, Inc	17,626
3,194	*	Universal Display Corp	47,942
1,646	*	Universal Electronics, Inc	34,599
15,506	*	Utstarcom, Inc	135,678
7,605	*	Varian Semiconductor Equipment Associates, Inc	346,180
2,894	*	Viasat, Inc	86,270
2,479		Vicor Corp	27,542
2,188	*	Virage Logic Corp	20,327
2,343	*	Volterra Semiconductor Corp	35,145
14,680	*	Zhone Technologies, Inc	19,231
1,890	*	Zoltek Cos, Inc	37,176
6,688	*	Zoran Corp	97,511
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,140,198

ENGINEERING AND MANAGEMENT SERVICES - 2.47%
2,510	*	Advisory Board Co	134,385
10,317	*	Applera Corp (Celera Genomics Group)	144,335
9,306	*	Ariad Pharmaceuticals, Inc	47,833
1,634		CDI Corp	40,687
1,705	*	Cornell Cos, Inc	31,253
1,466	*	CRA International, Inc	76,818
7,111	*	CV Therapeutics, Inc	99,270
7,422	*	deCODE genetics, Inc	33,622
3,701		Diamond Management & Technology Consultants, Inc	46,040
12,195	*	Digitas, Inc	163,535
4,000	*	Diversa Corp	43,520
6,088	*	eResearch Technology, Inc	40,972
2,489	*	Essex Corp	59,512
12,293	*	Exelixis, Inc	110,637
1,887	*	Exponent, Inc	35,211
3,011	*	First Consulting Group, Inc	41,431
6,374	*	Harris Interactive, Inc	32,125
2,252	*	Huron Consulting Group, Inc	102,106
8,515	*	ICOS Corp	287,722
11,628	*	Incyte Corp	67,908
3,620	*	Infrasource Services, Inc	78,807
9,927	*	Isis Pharmaceuticals, Inc	110,388
1,526	*	Kendle International, Inc	47,993
1,260		Landauer, Inc	66,112
3,249	*	LECG Corp	60,042
9,771	*	Lexicon Genetics, Inc	35,273
4,225	*	Lifecell Corp	101,992
4,466	*	Luminex Corp	56,718
2,817		MAXIMUS, Inc	86,707
4,581	*	Maxygen, Inc	49,337
16,614	*	Monogram Biosciences, Inc	29,573
1,431	*	MTC Technologies, Inc	33,700
5,299	*	Myriad Genetics, Inc	165,859
5,801	*	Navigant Consulting, Inc	114,628

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,767	*	Omnicell, Inc	$70,179
4,495	*	Per-Se Technologies, Inc	124,871
2,300	*	PharmaNet Development Group, Inc	50,761
6,758	*	Regeneron Pharmaceuticals, Inc	135,633
17,726	*	Rentech, Inc	66,827
6,482	*	Resources Connection, Inc	206,387
3,405	*	Rigel Pharmaceuticals, Inc	40,417
11,480	*	SAIC, Inc	204,229
3,948	*	Sangamo Biosciences, Inc	26,057
6,886	*	Savient Pharmaceuticals, Inc	77,192
3,688	*	Senomyx, Inc	47,907
730	*	Stanley, Inc	12,344
4,625	*	Symyx Technologies, Inc	99,854
1,460	*	Tejon Ranch Co	81,526
7,012	*	Telik, Inc	31,063
7,338	*	Tetra Tech, Inc	132,744
2,312	*	Trimeris, Inc	29,386
3,771	*	Washington Group International, Inc	225,468
5,678		Watson Wyatt & Co Holdings (Class A)	256,362
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,595,258

ENVIRONMENTAL QUALITY AND HOUSING - 0.02%
6,128	*	Home Solutions of America, Inc	35,910
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	35,910

FABRICATED METAL PRODUCTS - 1.16%
1,136		Ameron International Corp	86,756
4,668		Aptargroup, Inc	275,599
1,975	*	Chart Industries, Inc	32,015
2,157		CIRCOR International, Inc	79,356
2,632	*	Commercial Vehicle Group, Inc	57,378
235		Compx International, Inc	4,738
1,474		Dynamic Materials Corp	41,419
3,764	*	Griffon Corp	95,982
1,542		Gulf Island Fabrication, Inc	56,900
1,782		Insteel Industries, Inc	31,702
10,485	*	Jacuzzi Brands, Inc	130,329
1,876	*	Ladish Co, Inc	69,562
1,520		Lifetime Brands, Inc	24,974
4,737	*	Mobile Mini, Inc	127,615
14,219		Mueller Water Products, Inc (Class A)	211,437
2,628	*	NCI Building Systems, Inc	135,999
1,178	*	PGT, Inc	14,902
388		Shiloh Industries, Inc	7,353
2,997		Silgan Holdings, Inc	131,628
4,839		Simpson Manufacturing Co, Inc	153,154
3,898	*	Smith & Wesson Holding Corp	40,305
8,042	*	Taser International, Inc	61,200
2,438		Valmont Industries, Inc	135,285
3,927		Watts Water Technologies, Inc (Class A)	161,439
		TOTAL FABRICATED METAL PRODUCTS	2,167,027

FOOD AND KINDRED PRODUCTS - 0.97%
1,139	*	Altus Pharmaceuticals, Inc	21,470

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,193	*	Boston Beer Co, Inc (Class A)	$42,924
589		Coca-Cola Bottling Co Consolidated	40,305
10,223	*	Darling International, Inc	56,329
2,124		Diamond Foods, Inc	40,377
882		Farmer Bros Co	18,831
6,761		Flowers Foods, Inc	182,479
6,857	*	Gold Kist, Inc	144,134
1,481		Imperial Sugar Co	35,855
1,837		J&J Snack Foods Corp	76,052
3,081	*	Jones Soda Co	37,896
3,079		Lancaster Colony Corp	136,430
3,893		Lance, Inc	78,171
1,555	*	M&F Worldwide Corp	39,279
1,303		MGP Ingredients, Inc	29,461
1,128		National Beverage Corp	15,826
1,813	*	Peet's Coffee & Tea, Inc	47,573
4,349	*	Performance Food Group Co	120,206
1,869		Premium Standard Farms, Inc	34,707
3,391	*	Ralcorp Holdings, Inc	172,568
2,108		Reddy Ice Holdings, Inc	54,429
2,149		Sanderson Farms, Inc	65,093
4,646		Tootsie Roll Industries, Inc	151,924
4,373		Topps Co, Inc	38,920
4,145	*	TreeHouse Foods, Inc	129,324
		TOTAL FOOD AND KINDRED PRODUCTS	1,810,563

FOOD STORES - 0.34%
143		Arden Group, Inc (Class A)	17,705
2,701		Great Atlantic & Pacific Tea Co, Inc	69,524
1,500		Ingles Markets, Inc (Class A)	44,685
3,031	*	Pantry, Inc	141,972
7,198	*	Pathmark Stores, Inc	80,258
5,139		Ruddick Corp	142,607
900	*	Susser Holdings Corp	16,200
276		Village Super Market (Class A)	23,595
1,077		Weis Markets, Inc	43,198
3,617	*	Wild Oats Markets, Inc	52,012
		TOTAL FOOD STORES	631,756

FURNITURE AND FIXTURES - 0.67%
4,295		Ethan Allen Interiors, Inc	155,092
6,108		Furniture Brands International, Inc	99,133
8,705		Herman Miller, Inc	316,514
1,733		Hooker Furniture Corp	27,173
6,182	*	Interface, Inc (Class A)	87,908
3,173		Kimball International, Inc (Class B)	77,104
6,632		La-Z-Boy, Inc	78,722
2,626		Sealy Corp	38,734
7,231	*	Select Comfort Corp	125,747
1,532		Stanley Furniture Co, Inc	32,861
6,693	*	Tempur-Pedic International, Inc	136,939
3,838	*	Williams Scotsman International, Inc	75,302
		TOTAL FURNITURE AND FIXTURES	1,251,229

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND HOMEFURNISHINGS STORES - 0.27%
2,766	*	Cost Plus, Inc	$28,490
3,837	*	Guitar Center, Inc	174,430
3,261		Haverty Furniture Cos, Inc	48,263
3,819		Knoll, Inc	84,018
11,139	*	Pier 1 Imports, Inc	66,277
3,862	*	Restoration Hardware, Inc	32,866
4,215		Tuesday Morning Corp	65,543
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	499,887

GENERAL BUILDING CONTRACTORS - 0.51%
196		Amrep Corp	24,010
766	*	Avatar Holdings, Inc	61,931
1,634		Brookfield Homes Corp	61,357
840	*	Cavco Industries, Inc	29,434
6,460	*	Hovnanian Enterprises, Inc (Class A)	218,994
2,405		Levitt Corp (Class A)	29,437
1,595		M/I Homes, Inc	60,913
2,828		McGrath RentCorp	86,622
2,895	*	Meritage Homes Corp	138,149
1,110	*	Palm Harbor Homes, Inc	15,562
2,846	*	Perini Corp	87,600
967	*	Team, Inc	33,681
2,612		Technical Olympic USA, Inc	26,564
4,370	*	WCI Communities, Inc	83,817
		TOTAL GENERAL BUILDING CONTRACTORS	958,071

GENERAL MERCHANDISE STORES - 0.48%
6,450	*	99 Cents Only Stores	78,497
14,808	*	Big Lots, Inc	339,399
939		Bon-Ton Stores, Inc	32,536
4,136	*	Cabela's, Inc	99,802
6,497		Casey's General Stores, Inc	153,004
865	*	Conn's, Inc	20,129
5,000		Fred's, Inc	60,200
2,782	*	Retail Ventures, Inc	52,969
3,748		Stein Mart, Inc	49,698
		TOTAL GENERAL MERCHANDISE STORES	886,234

HEALTH SERVICES - 1.55%
2,207	*	Alliance Imaging, Inc	14,677
3,470	*	Amedisys, Inc	114,059
4,136	*	Amsurg Corp	95,128
5,565	*	Apria Healthcare Group, Inc	148,307
1,354	*	Bio-Reference Labs, Inc	30,451
1,109	*	Corvel Corp	52,755
4,064	*	Cross Country Healthcare, Inc	88,676
680	*	eHealth, Inc	13,675
502	*	Emeritus Corp	12,475
3,778	*	Enzo Biochem, Inc	53,912
4,013	*	Five Star Quality Care, Inc	44,745
2,476	*	Genesis HealthCare Corp	116,941
1,747	*	Genomic Health, Inc	32,494
3,607	*	Gentiva Health Services, Inc	68,749

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,463	*	Healthways, Inc	$212,930
2,066	*	Horizon Health Corp	40,432
3,756	*	Hythiam, Inc	34,705
3,559	*	Kindred Healthcare, Inc	89,865
2,694		LCA-Vision, Inc	92,566
1,473	*	LHC Group, Inc	41,995
4,807	*	Magellan Health Services, Inc	207,759
2,744	*	Matria Healthcare, Inc	78,835
1,076	*	Medcath Corp	29,439
887		National Healthcare Corp	48,962
12,092	*	Nektar Therapeutics	183,919
985	*	Nighthawk Radiology Holdings, Inc	25,118
4,218	*	Odyssey HealthCare, Inc	55,931
3,362		Option Care, Inc	47,909
6,884	*	Psychiatric Solutions, Inc	258,288
1,563	*	Radiation Therapy Services, Inc	49,266
2,156	*	RehabCare Group, Inc	32,017
3,115	*	Stereotaxis, Inc	32,147
3,103	*	Sun Healthcare Group, Inc	39,191
5,722	*	Sunrise Senior Living, Inc	175,780
2,203	*	Symbion, Inc	40,778
5,998	*	United Surgical Partners International, Inc	170,043
1,484	*	VistaCare, Inc (Class A)	15,063
		TOTAL HEALTH SERVICES	2,889,982

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.16%
4,483		Granite Construction, Inc	225,585
2,726	*	Matrix Service Co	43,889
1,248	*	Sterling Construction Co, Inc	27,156
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	296,630

HOLDING AND OTHER INVESTMENT OFFICES - 10.99%
4,314		Acadia Realty Trust	107,936
4,305	v*	Affordable Residential Communities LP	1,033
4,305	*	Affordable Residential Communities LP	50,153
1,160		Agree Realty Corp	39,869
241	*	Alexander's, Inc	101,136
3,824		Alexandria Real Estate Equities, Inc	383,930
2,829		American Campus Communities, Inc	80,542
17,494		American Financial Realty Trust	200,131
5,735		American Home Mortgage Investment Corp	201,413
7,179		Anthracite Capital, Inc	91,389
5,205		Anworth Mortgage Asset Corp	49,500
10,520		Apollo Investment Corp	235,648
1,522		Arbor Realty Trust, Inc	45,797
7,619		Ashford Hospitality Trust, Inc	94,857
8,807		BioMed Realty Trust, Inc	251,880
4,181		Capital Lease Funding, Inc	48,500
364		Capital Southwest Corp	45,951
1,372		Capital Trust, Inc (Class A)	68,518
1,220		CBRE Realty Finance, Inc	19,166
5,513		Cedar Shopping Centers, Inc	87,712
1,470		CentraCore Properties Trust	47,525
1,130		Cherokee, Inc	48,488

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,454		Compass Diversified Trust	$24,936
4,296		Corporate Office Properties Trust	216,819
5,168		Cousins Properties, Inc	182,275
10,252		Crescent Real Estate Equities Co	202,477
872		Crystal River Capital, Inc	22,262
7,041		Deerfield Triarc Capital Corp	119,204
9,170		DiamondRock Hospitality Co	165,152
3,389		Digital Realty Trust, Inc	116,005
3,126		EastGroup Properties, Inc	167,429
3,205		Education Realty Trust, Inc	47,338
403	*	Enstar Group, Inc	38,648
3,410		Entertainment Properties Trust	199,280
7,329		Equity Inns, Inc	116,971
2,608		Equity Lifestyle Properties, Inc	141,953
5,003		Equity One, Inc	133,380
7,766		Extra Space Storage, Inc	141,807
8,239		FelCor Lodging Trust, Inc	179,940
6,196		Fieldstone Investment Corp	27,138
5,844		First Industrial Realty Trust, Inc	274,025
2,966		First Potomac Realty Trust	86,340
7,881		Franklin Street Properties Corp	165,895
19,736		Friedman Billings Ramsey Group, Inc (Class A)	157,888
2,336		Getty Realty Corp	72,182
1,437		Gladstone Capital Corp	34,287
1,942		Gladstone Investment Corp	29,732
4,778		Glimcher Realty Trust	127,620
4,925		GMH Communities Trust	49,989
2,581		Gramercy Capital Corp	79,727
2,698	*	Harris & Harris Group, Inc	32,619
6,208		Healthcare Realty Trust, Inc	245,464
4,462		Hersha Hospitality Trust	50,599
7,988		Highland Hospitality Corp	113,829
7,070		Highwoods Properties, Inc	288,173
4,612		Home Properties, Inc	273,353
6,774		HomeBanc Corp	28,654
9,933		IMPAC Mortgage Holdings, Inc	87,410
9,136		Inland Real Estate Corp	171,026
5,515		Innkeepers U.S.A. Trust	85,483
5,964		Investors Real Estate Trust	61,191
84,516		iShares Russell 2000 Index Fund	6,596,474
3,206		JER Investors Trust, Inc	66,268
3,449		Kite Realty Group Trust	64,220
10,517		KKR Financial Corp	281,750
5,188		LaSalle Hotel Properties	237,870
6,864		Lexington Corporate Properties Trust	153,891
3,013		LTC Properties, Inc	82,285
6,291		Luminent Mortgage Capital, Inc	61,086
6,153		Maguire Properties, Inc	246,120
5,449		Medical Properties Trust, Inc	83,370
10,685		MFA Mortgage Investments, Inc	82,168
3,078		Mid-America Apartment Communities, Inc	176,185
7,356	*	Mills Corp	147,120
3,609		MortgageIT Holdings, Inc	53,233
2,235		MVC Capital, Inc	29,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,234		National Health Investors, Inc	$106,722
7,427		National Retail Properties, Inc	170,450
11,079		Nationwide Health Properties, Inc	334,807
5,878		Newcastle Investment Corp	184,099
2,483		Newkirk Realty Trust, Inc	44,793
7,558		NorthStar Realty Finance Corp	125,236
4,737		Novastar Financial, Inc	126,241
7,833		Omega Healthcare Investors, Inc	138,801
1,879		Parkway Properties, Inc	95,848
4,782		Pennsylvania Real Estate Investment Trust	188,315
5,757		Post Properties, Inc	263,095
5,044		Potlatch Corp	221,028
2,022		PS Business Parks, Inc	142,976
6,765		RAIT Investment Trust	233,257
2,216		Ramco-Gershenson Properties	84,518
13,090		Realty Income Corp	362,593
2,493		Redwood Trust, Inc	144,793
3,604		Republic Property Trust	41,590
413		Resource Capital Corp	7,000
1,509		Saul Centers, Inc	83,282
8,846		Senior Housing Properties Trust	216,550
2,625		Sovran Self Storage, Inc	150,360
13,294		Spirit Finance Corp	165,776
2,600	*	Star Maritime Acquisition Corp	25,506
9,882		Strategic Hotels & Resorts, Inc	215,329
2,358		Sun Communities, Inc	76,305
7,825		Sunstone Hotel Investors, Inc	209,162
4,174		Tanger Factory Outlet Centers, Inc	163,120
1,573		Tarragon Corp	19,143
8,988		Trustreet Properties, Inc	151,448
1,555		Universal Health Realty Income Trust	60,614
2,543		Urstadt Biddle Properties, Inc (Class A)	48,546
6,342		U-Store-It Trust	130,328
5,832		Washington Real Estate Investment Trust	233,280
4,207		Winston Hotels, Inc	55,743
5,156		Winthrop Realty Trust	35,319
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	20,477,447

HOTELS AND OTHER LODGING PLACES - 0.69%
3,490		Ameristar Casinos, Inc	107,283
4,711	*	Aztar Corp	256,373
2,802	*	Bluegreen Corp	35,950
5,434	*	Gaylord Entertainment Co	276,754
3,307	*	Great Wolf Resorts, Inc	46,166
1,959	*	Isle of Capri Casinos, Inc	52,070
2,549	*	Lodgian, Inc	34,666
2,963		Marcus Corp	75,794
1,387	*	Monarch Casino & Resort, Inc	33,122
2,278	*	Morgans Hotel Group Co	38,567
2,002	*	Outdoor Channel Holdings, Inc	25,686
1,481	*	Riviera Holdings Corp	35,781
4,279	*	Trump Entertainment Resorts, Inc	78,049
4,074	*	Vail Resorts, Inc	182,597
		TOTAL HOTELS AND OTHER LODGING PLACES	1,278,858

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INDUSTRIAL MACHINERY AND EQUIPMENT - 3.76%
1,067		Aaon, Inc	$28,041
3,684		Actuant Corp (Class A)	175,543
3,507		Albany International Corp (Class A)	115,415
2,313	*	Allis-Chalmers Energy, Inc	53,292
993		Ampco-Pittsburgh Corp	33,246
2,192	*	Astec Industries, Inc	76,939
2,508	*	ASV, Inc	40,805
5,920	*	Asyst Technologies, Inc	43,275
12,994	*	Axcelis Technologies, Inc	75,755
525	*	Basin Water, Inc	3,554
2,363		Black Box Corp	99,222
5,338	*	Blount International, Inc	71,849
6,565		Briggs & Stratton Corp	176,927
10,022	*	Brooks Automation, Inc	144,317
4,128		Bucyrus International, Inc (Class A)	213,665
1,595		Cascade Corp	84,376
12,066	*	Cirrus Logic, Inc	83,014
2,210	*	Columbus McKinnon Corp	46,454
5,669		Curtiss-Wright Corp	210,207
4,872	*	Cymer, Inc	214,124
2,982	*	Dril-Quip, Inc	116,775
7,483	*	Electronics for Imaging, Inc	198,898
10,897	*	Emulex Corp	212,600
1,784	*	ENGlobal Corp	11,471
2,867	*	EnPro Industries, Inc	95,213
18,562	*	Entegris, Inc	200,841
15,410	*	Extreme Networks, Inc	64,568
1,448	*	Flanders Corp	14,335
36,961	*	Gateway, Inc	74,292
1,292	*	Gehl Co	35,569
6,680	*	Global Imaging Systems, Inc	146,626
2,967	*	Goodman Global, Inc	51,032
1,525		Gorman-Rupp Co	56,379
2,153	*	Hydril	161,884
6,497	*	Intermec, Inc	157,682
2,760	*	Intevac, Inc	71,622
1,778	*	Kadant, Inc	43,348
3,809		Kaydon Corp	151,370
4,000	*	Komag, Inc	151,520
7,430	*	Kulicke & Soffa Industries, Inc	62,412
1,376	*	LB Foster Co (Class A)	35,652
1,402		Lindsay Manufacturing Co	45,775
1,987		Lufkin Industries, Inc	115,405
5,208	*	Micros Systems, Inc	274,462
871	*	Middleby Corp	91,168
4,297		Modine Manufacturing Co	107,554
723		Nacco Industries, Inc (Class A)	98,762
1,923	*	NATCO Group, Inc (Class A)	61,305
4,528	*	Netgear, Inc	118,860
2,055		NN, Inc	25,544
3,770		Nordson Corp	187,859
6,570	*	Oil States International, Inc	211,751

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,169	*	Palm, Inc	$171,461
5,501	*	Paxar Corp	126,853
3,374	*	ProQuest Co	35,258
29,632	*	Quantum Corp	68,746
3,558	*	Rackable Systems, Inc	110,191
2,795	*	RBC Bearings, Inc	80,105
1,654		Robbins & Myers, Inc	75,952
16,102	*	Safeguard Scientifics, Inc	38,967
1,276		Sauer-Danfoss, Inc	41,151
3,496	*	Scansource, Inc	106,278
2,939	*	Semitool, Inc	39,118
2,860	*	Sigma Designs, Inc	72,787
1,550		Standex International Corp	46,702
346	*	T-3 Energy Services, Inc	7,629
2,194	*	Tecumseh Products Co (Class A)	37,079
2,201		Tennant Co	63,829
1,944	*	TurboChef Technologies, Inc	33,087
3,201	*	Ultratech, Inc	39,948
8,268	*	VA Software Corp	41,588
3,763		Watsco, Inc	177,463
3,908		Woodward Governor Co	155,187
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,011,933

INSTRUMENTS AND RELATED PRODUCTS - 5.13%
2,463	*	Abaxis, Inc	47,413
3,003	*	Abiomed, Inc	42,342
8,696	*	Affymetrix, Inc	200,530
7,114	*	Align Technology, Inc	99,383
9,153	*	American Medical Systems Holdings, Inc	169,514
1,193	*	American Science & Engineering, Inc	70,995
1,800		Analogic Corp	101,052
2,495	*	Anaren, Inc	44,311
1,666	*	Angiodynamics, Inc	35,802
1,638	*	Argon ST, Inc	35,283
2,934		Arrow International, Inc	103,805
3,557	*	Arthrocare Corp	141,995
2,351	*	Aspect Medical Systems, Inc	44,222
1,779		Badger Meter, Inc	49,278
2,406	*	Bio-Rad Laboratories, Inc (Class A)	198,543
2,141	*	Biosite, Inc	104,588
5,625	*	Bruker BioSciences Corp	42,244
2,926	*	Candela Corp	36,195
6,893	*	Cepheid, Inc	58,591
3,959	*	Cerus Corp	23,200
3,982	*	Coherent, Inc	125,712
2,906		Cohu, Inc	58,585
3,864	*	Conmed Corp	89,336
12,935	*	Credence Systems Corp	67,262
3,032	*	Cyberonics, Inc	62,580
1,600		Datascope Corp	58,304
5,025	*	Depomed, Inc	17,336
2,340	*	DexCom, Inc	23,072
2,588	*	Dionex Corp	146,765
2,924	*	DJ Orthopedics, Inc	125,206

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
191	*	DXP Enterprises, Inc	$6,693
812	*	Eagle Test Systems, Inc	11,839
2,013		EDO Corp	47,789
3,476	*	ESCO Technologies, Inc	157,949
3,423	*	Esterline Technologies Corp	137,707
2,120	*	ev3, Inc	36,528
1,423	*	Excel Technology, Inc	36,415
2,998	*	FEI Co	79,057
8,559	*	Flir Systems, Inc	272,433
5,910	*	Formfactor, Inc	220,148
5,904	*	Fossil, Inc	133,312
2,777	*	Foxhollow Technologies, Inc	59,928
3,588	*	Haemonetics Corp	161,532
4,384	*	HealthTronics, Inc	29,197
2,000	*	Herley Industries, Inc	32,380
7,005	*	Hologic, Inc	331,196
1,857	*	ICU Medical, Inc	75,543
2,950	*	I-Flow Corp	44,103
3,026	*	II-VI, Inc	84,546
6,159	*	Illumina, Inc	242,110
9,533	*	Input/Output, Inc	129,935
2,576	*	Integra LifeSciences Holdings Corp	109,712
2,721	*	Intralase Corp	60,896
4,258		Invacare Corp	104,534
3,734	*	Ionatron, Inc	15,309
2,250	*	IRIS International, Inc	28,463
3,422	*	Itron, Inc	177,396
5,387	*	Ixia	51,715
1,468	*	Kensey Nash Corp	46,682
9,150	*	Kopin Corp	32,666
5,745	*	Kyphon, Inc	232,098
8,457	*	L-1 Identity Solutions, Inc	127,954
7,421	*	LTX Corp	41,558
1,706	*	Measurement Specialties, Inc	36,918
1,209	*	Medical Action Industries, Inc	38,978
4,723		Mentor Corp	230,813
3,768	*	Merit Medical Systems, Inc	59,685
3,929		Mine Safety Appliances Co	143,998
4,959	*	MKS Instruments, Inc	111,974
2,405	*	Molecular Devices Corp	50,673
2,451		Movado Group, Inc	71,079
2,358		MTS Systems Corp	91,066
2,685	*	Natus Medical, Inc	44,598
1,578	*	Neurometrix, Inc	23,528
5,528	*	Newport Corp	115,812
670	*	Nextest Systems Corp	7,551
1,666	*	Northstar Neuroscience, Inc	23,957
4,196	*	NuVasive, Inc	96,928
1,336	*	NxStage Medical, Inc	11,196
3,395		Oakley, Inc	68,104
531	*	OYO Geospace Corp	30,846
2,207	*	Palomar Medical Technologies, Inc	111,829
1,992	*	Photon Dynamics, Inc	23,286
2,886		PolyMedica Corp	116,623

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,922	*	RAE Systems, Inc	$12,550
2,066	*	Rofin-Sinar Technologies, Inc	124,910
3,183	*	Rudolph Technologies, Inc	50,673
6,905	*	Sirf Technology Holdings, Inc	176,216
2,371		Sirona Dental Systems, Inc	91,307
3,304	*	Sonic Solutions, Inc	53,855
2,265	*	SonoSite, Inc	70,056
3,878	*	Spectranetics Corp	43,783
8,780		STERIS Corp	220,993
4,573	*	Symmetry Medical, Inc	63,245
4,412	*	Teledyne Technologies, Inc	177,054
7,165	*	ThermoGenesis Corp	30,881
6,788	*	Thoratec Corp	119,333
1,193		United Industrial Corp	60,545
3,956	*	Varian, Inc	177,189
3,822	*	Veeco Instruments, Inc	71,586
3,890	*	Ventana Medical Systems, Inc	167,387
4,367	*	Viasys Healthcare, Inc	121,490
2,191	*	Vital Images, Inc	76,247
865		Vital Signs, Inc	43,181
864	*	Volcano Corp	14,161
4,642	*	Wright Medical Group, Inc	108,066
3,538		X-Rite, Inc	43,517
530		Young Innovations, Inc	17,649
1,343	*	Zoll Medical Corp	78,216
2,393	*	Zygo Corp	39,365
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,545,664

INSURANCE AGENTS, BROKERS AND SERVICE - 0.33%
2,041		Clark, Inc	33,942
2,644		Crawford & Co (Class B)	19,301
4,713		Hilb Rogal & Hobbs Co	198,512
1,214		James River Group, Inc	39,236
5,052		National Financial Partners Corp	222,136
5,899	*	USI Holdings Corp	90,609
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	603,736

INSURANCE CARRIERS - 2.63%
4,554		21st Century Insurance Group	80,378
790	*	ACA Capital Holdings, Inc	12,213
1,231		Affirmative Insurance Holdings, Inc	20,028
4,230		Alfa Corp	79,566
7,142		American Equity Investment Life Holding Co	93,060
1,278	*	American Physicians Capital, Inc	51,171
6,723	*	AMERIGROUP Corp	241,288
3,000		Amtrust Financial Services, Inc	25,650
4,219	*	Argonaut Group, Inc	147,074
1,168		Baldwin & Lyons, Inc (Class B)	29,831
1,946		Bristol West Holdings, Inc	30,805
5,746	*	Centene Corp	141,179
1,957	*	CNA Surety Corp	42,076
7,066		Commerce Group, Inc	210,214
597	*	Darwin Professional Underwriters, Inc	14,000
5,509		Delphi Financial Group, Inc (Class A)	222,894

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,882		Direct General Corp	$38,844
1,924		Donegal Group, Inc (Class A)	37,691
791		EMC Insurance Group, Inc	26,989
1,707		FBL Financial Group, Inc (Class A)	66,710
2,176	*	First Acceptance Corp	23,327
1,480	*	First Mercury Financial Corp	34,810
1,289	*	Fpic Insurance Group, Inc	50,232
1,097		Great American Financial Resources, Inc	25,286
1,668		Harleysville Group, Inc	58,080
3,762	*	HealthExtras, Inc	90,664
2,301	*	Healthspring, Inc	46,825
5,796		Horace Mann Educators Corp	117,079
918		Independence Holding Co	20,040
2,688		Infinity Property & Casualty Corp	130,072
445		Kansas City Life Insurance Co	22,286
2,301		LandAmerica Financial Group, Inc	145,216
3,355	*	Meadowbrook Insurance Group, Inc	33,181
1,528		Midland Co	64,100
1,620	*	Molina Healthcare, Inc	52,666
1,969		National Interstate Corp	47,847
302		National Western Life Insurance Co (Class A)	69,502
1,708	*	Navigators Group, Inc	82,291
755		NYMAGIC, Inc	27,633
1,656		Odyssey Re Holdings Corp	61,769
8,259		Ohio Casualty Corp	246,201
14,967		Phoenix Cos, Inc	237,826
4,635	*	PMA Capital Corp (Class A)	42,735
2,636		Presidential Life Corp	57,860
4,307	*	ProAssurance Corp	215,005
2,851		RLI Corp	160,853
1,811		Safety Insurance Group, Inc	91,836
1,427	*	SCPIE Holdings, Inc	37,302
2,250	*	SeaBright Insurance Holdings, Inc	40,523
3,800		Selective Insurance Group, Inc	217,702
1,918		State Auto Financial Corp	66,612
2,207		Stewart Information Services Corp	95,696
2,312		Tower Group, Inc	71,834
1,497	*	Triad Guaranty, Inc	82,140
2,817		United Fire & Casualty Co	99,299
4,967	*	Universal American Financial Corp	92,585
4,777		Zenith National Insurance Corp	224,089
		TOTAL INSURANCE CARRIERS	4,894,665

JUSTICE, PUBLIC ORDER AND SAFETY - 0.05%
2,628	*	Geo Group, Inc	98,603
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	98,603

LEATHER AND LEATHER PRODUCTS - 0.44%
1,291	*	CROCS, Inc	55,771
3,146	*	Genesco, Inc	117,346
6,172	*	Iconix Brand Group, Inc	119,675
2,837		Steven Madden Ltd	99,550
6,464	*	Timberland Co (Class A)	204,133
1,002		Weyco Group, Inc	24,900

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,261		Wolverine World Wide, Inc	$207,084
		TOTAL LEATHER AND LEATHER PRODUCTS	828,459

LEGAL SERVICES - 0.11%
5,369	*	FTI Consulting, Inc	149,741
1,258	*	Pre-Paid Legal Services, Inc	49,226
		TOTAL LEGAL SERVICES	198,967

LUMBER AND WOOD PRODUCTS - 0.19%
1,468		American Woodmark Corp	61,436
9,903	*	Champion Enterprises, Inc	92,692
1,324		Deltic Timber Corp	73,853
783		Skyline Corp	31,492
2,183		Universal Forest Products, Inc	101,771
		TOTAL LUMBER AND WOOD PRODUCTS	361,244

METAL MINING - 0.45%
5,427		Cleveland-Cliffs, Inc	262,884
35,686	*	Coeur d'Alene Mines Corp	176,646
15,464	*	Hecla Mining Co	118,454
6,614	*	Rosetta Resources, Inc	123,483
2,540		Royal Gold, Inc	91,389
5,474	*	Stillwater Mining Co	68,370
		TOTAL METAL MINING	841,226

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.61%
3,311		Blyth, Inc	68,703
9,770		Callaway Golf Co	140,786
5,053		Daktronics, Inc	186,203
3,569	*	Jakks Pacific, Inc	77,947
6,100	*	K2, Inc	80,459
1,245		Marine Products Corp	14,616
4,480		Nautilus, Inc	62,720
4,264	*	Progressive Gaming International Corp	38,674
2,619	*	RC2 Corp	115,236
1,403	*	Russ Berrie & Co, Inc	21,676
4,446	*	Shuffle Master, Inc	116,485
963	*	Steinway Musical Instruments, Inc	29,901
5,486		Yankee Candle Co, Inc	188,060
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,141,466

MISCELLANEOUS RETAIL - 1.05%
3,591	*	1-800-FLOWERS.COM, Inc (Class A)	22,121
2,035	*	AC Moore Arts & Crafts, Inc	44,098
2,996		Big 5 Sporting Goods Corp	73,162
1,834	*	Blue Nile, Inc	67,656
1,920		Books-A-Million, Inc	43,546
8,337		Borders Group, Inc	186,332
1,901	*	Build-A-Bear Workshop, Inc	53,266
3,958		Cash America International, Inc	185,630
6,624	*	CKX, Inc	77,700
3,073	*	dELiA*s, Inc	32,236
10,324	*	Drugstore.com, Inc	37,786
4,813	*	Ezcorp, Inc (Class A)	78,211

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,076	*	GSI Commerce, Inc	$95,175
4,077	*	Hibbett Sporting Goods, Inc	124,471
4,076		Longs Drug Stores Corp	172,741
1,453	*	Overstock.com, Inc	22,957
3,023	*	Priceline.com, Inc	131,833
884	*	Pricesmart, Inc	15,832
2,301	*	Stamps.com, Inc	36,241
1,117	*	Systemax, Inc	19,492
3,900	*	Valuevision International, Inc (Class A)	51,246
3,726		World Fuel Services Corp	165,658
6,188	*	Zale Corp	174,563
1,717	*	Zumiez, Inc	50,720
		TOTAL MISCELLANEOUS RETAIL	1,962,673

MOTION PICTURES - 0.55%
5,473	*	Avid Technology, Inc	203,924
25,934	*	Blockbuster, Inc (Class A)	137,191
1,873		Carmike Cinemas, Inc	38,190
11,343	*	Denny's Corp	53,426
2,281	*	Gaiam, Inc (Class A)	31,204
6,944	*	Macrovision Corp	196,237
18,620	d*	Time Warner Telecom, Inc (Class A)	371,097
		TOTAL MOTION PICTURES	1,031,269

NONDEPOSITORY INSTITUTIONS - 0.87%
2,737	*	Accredited Home Lenders Holding Co	74,665
8,687		Advance America Cash Advance Centers, Inc	127,265
2,492		Advanta Corp (Class B)	108,726
6,615		Ares Capital Corp	126,413
1,455		Asta Funding, Inc	44,290
6,683		CharterMac	143,484
2,759	*	CompuCredit Corp	109,836
1,255	*	Credit Acceptance Corp	41,829
11,060	*	Doral Financial Corp	31,742
1,541	b,m*	DVI, Inc	2
1,507		Federal Agricultural Mortgage Corp (Class C)	40,885
3,640		Financial Federal Corp	107,052
3,630	*	First Cash Financial Services, Inc	93,908
5,676	*	INVESTools, Inc	78,272
7,456		MCG Capital Corp	151,506
2,091		Medallion Financial Corp	25,866
2,208		NGP Capital Resources Co	36,984
4,364	*	Ocwen Financial Corp	69,213
1,110	*	Penson Worldwide, Inc	30,425
2,406		Technology Investment Capital Corp	38,833
1,449	*	United PanAm Financial Corp	19,938
2,349	*	World Acceptance Corp	110,286
		TOTAL NONDEPOSITORY INSTITUTIONS	1,611,420

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
2,959		AMCOL International Corp	82,083
4,126		Compass Minerals International, Inc	130,217
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	212,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 3.09%
1,498	*	Arena Resources, Inc	$63,980
2,248	*	Atlas America, Inc	114,581
2,724	*	ATP Oil & Gas Corp	107,789
3,455	*	Atwood Oceanics, Inc	169,191
11,325	*	Aurora Oil & Gas Corp	36,353
1,760	*	Basic Energy Services, Inc	43,384
4,556		Berry Petroleum Co (Class A)	141,282
3,836	*	Bill Barrett Corp	104,378
2,198	*	Bois d'Arc Energy, Inc	32,157
5,822	*	Brigham Exploration Co	42,559
1,790	*	Bronco Drilling Co, Inc	30,770
2,558	*	Callon Petroleum Co	38,447
2,800	*	Carrizo Oil & Gas, Inc	81,256
641	*	Clayton Williams Energy, Inc	23,275
3,401	*	Complete Production Services, Inc	72,101
5,557	*	Comstock Resources, Inc	172,600
1,039	*	Dawson Geophysical Co	37,851
4,576		Delta & Pine Land Co	185,099
7,117	*	Delta Petroleum Corp	164,830
2,158	*	Edge Petroleum Corp	39,362
6,899	*	Encore Acquisition Co	169,232
5,196	*	Energy Partners Ltd	126,886
7,110	*	EXCO Resources, Inc	120,230
3,766	*	Exploration Co of Delaware, Inc	50,238
10,248	*	Gasco Energy, Inc	25,108
4,329	*	GeoGlobal Resources, Inc	33,983
1,123	*	Geomet, Inc	11,679
1,078	*	GMX Resources, Inc	38,269
1,624	*	Goodrich Petroleum Corp	58,756
26,268	*	Grey Wolf, Inc	180,198
1,687	*	Gulfport Energy Corp	22,926
13,338	*	Hanover Compressor Co	251,955
4,610	*	Harvest Natural Resources, Inc	49,004
2,517	*	Hercules Offshore, Inc	72,741
3,758	*	Houston Exploration Co	194,589
9,814	*	Mariner Energy, Inc	192,354
3,152	*	McMoRan Exploration Co	44,821
10,767	*	Meridian Resource Corp	33,270
2,070	*	Metretek Technologies, Inc	25,502
12,409	*	Newpark Resources, Inc	89,469
5,132	*	Parallel Petroleum Corp	90,169
14,723	*	Parker Drilling Co	120,287
800	v*	PetroCorp	0
18,419	*	PetroHawk Energy Corp	211,819
1,769	*	Petroleum Development Corp	76,155
5,661	*	Petroquest Energy, Inc	72,121
5,342	*	Pioneer Drilling Co	70,942
83	*	PrimeEnergy Corp	5,354
2,674	*	Quest Resource Corp	27,007
3,318	*	RAM Energy Resources, Inc	18,282
4,030		RPC, Inc	68,026
3,432	*	Stone Energy Corp	121,321
4,628	*	Sulphco, Inc	21,844

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,427	*	Superior Well Services, Inc	$36,474
3,879	*	Swift Energy Co	173,818
5,078	*	Syntroleum Corp	17,570
1,443	*	Toreador Resources Corp	37,186
8,335	*	Transmeridian Exploration, Inc	28,756
1,471	*	Trico Marine Services, Inc	56,354
1,790	*	Union Drilling, Inc	25,203
8,043	*	Vaalco Energy, Inc	54,290
1,570	*	Venoco, Inc	27,569
4,697	*	Veritas DGC, Inc	402,204
7,264	*	Warren Resources, Inc	85,134
3,850	*	W-H Energy Services, Inc	187,457
4,804	*	Whiting Petroleum Corp	223,866
		TOTAL OIL AND GAS EXTRACTION	5,751,663

PAPER AND ALLIED PRODUCTS - 0.80%
7,555		Bowater, Inc	169,988
4,903	*	Buckeye Technologies, Inc	58,738
3,719	*	Caraustar Industries, Inc	30,087
6,912	*	Cenveo, Inc	146,534
2,598		Chesapeake Corp	44,218
5,603		Glatfelter	86,847
10,216	*	Graphic Packaging Corp	44,235
2,211		Greif, Inc (Class A)	261,782
8,469		Longview Fibre Co	185,895
3,465	*	Mercer International, Inc	41,130
2,022		Neenah Paper, Inc	71,417
7,077	*	Playtex Products, Inc	101,838
4,061		Rock-Tenn Co (Class A)	110,094
1,927		Schweitzer-Mauduit International, Inc	50,198
5,793		Wausau Paper Corp	86,837
		TOTAL PAPER AND ALLIED PRODUCTS	1,489,838

PERSONAL SERVICES - 0.38%
4,082		Coinmach Service Corp (Class A)	48,576
3,605	*	Coinstar, Inc	110,205
2,906		G & K Services, Inc (Class A)	113,014
4,354		Jackson Hewitt Tax Service, Inc	147,905
5,940		Regis Corp	234,868
1,193		Unifirst Corp	45,823
		TOTAL PERSONAL SERVICES	700,391

PETROLEUM AND COAL PRODUCTS - 0.33%
1,501		Alon USA Energy, Inc	39,491
1,410		Delek US Holdings, Inc	23,110
2,811		ElkCorp	115,504
1,990	*	Giant Industries, Inc	149,151
5,789	*	Headwaters, Inc	138,704
2,158		WD-40 Co	75,249
2,950		Western Refining, Inc	75,107
		TOTAL PETROLEUM AND COAL PRODUCTS	616,316

PRIMARY METAL INDUSTRIES - 1.93%
14,279	*	AK Steel Holding Corp	241,315

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,738		Belden CDT, Inc	$224,298
2,473	*	Brush Engineered Materials, Inc	83,513
3,120	*	Century Aluminum Co	139,308
6,008		Chaparral Steel Co	265,974
7,790	*	CommScope, Inc	237,439
3,246		Encore Wire Corp	71,444
6,751	*	General Cable Corp	295,086
3,357		Gibraltar Industries, Inc	78,923
3,965	*	Lone Star Technologies, Inc	191,946
4,335		Matthews International Corp (Class A)	170,582
4,696		Mueller Industries, Inc	148,863
1,084		Olympic Steel, Inc	24,097
4,779	*	Oregon Steel Mills, Inc	298,257
5,069		Quanex Corp	175,337
2,941	*	RTI International Metals, Inc	230,045
3,070		Schnitzer Steel Industries, Inc (Class A)	121,879
1,520		Steel Technologies, Inc	26,676
2,608	*	Superior Essex, Inc	86,716
2,965		Texas Industries, Inc	190,442
4,468		Tredegar Corp	101,021
1,518	*	Wheeling-Pittsburgh Corp	28,432
9,478		Worthington Industries, Inc	167,950
		TOTAL PRIMARY METAL INDUSTRIES	3,599,543

PRINTING AND PUBLISHING - 1.27%
6,105	*	ACCO Brands Corp	161,599
6,869		American Greetings Corp (Class A)	163,963
3,279		Banta Corp	119,356
11,770		Belo (A.H.) Corp (Class A)	216,215
3,734		Bowne & Co, Inc	59,520
1,430	*	Consolidated Graphics, Inc	84,470
1,425		Courier Corp	55,532
932		CSS Industries, Inc	32,965
3,248		Ennis, Inc	79,446
2,010		GateHouse Media, Inc	37,306
3,623		John H Harland Co	181,875
5,719		Journal Communications, Inc (Class A)	72,117
5,196		Journal Register Co	37,931
6,185		Lee Enterprises, Inc	192,106
3,432		Martha Stewart Living Omnimedia, Inc (Class A)	75,161
2,777		Media General, Inc (Class A)	103,221
2,755	*	Playboy Enterprises, Inc (Class B)	31,572
3,771	*	Presstek, Inc	23,984
25,073	*	Primedia, Inc	42,373
2,803	*	Private Media Group Ltd	11,296
13,018		Reader's Digest Association, Inc	217,401
2,021		Schawk, Inc	39,490
4,729	*	Scholastic Corp	169,487
2,112		Standard Register Co	25,344
8,993	*	Sun-Times Media Group, Inc (Class A)	44,156
6,470	*	Valassis Communications, Inc	93,815
		TOTAL PRINTING AND PUBLISHING	2,371,701

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 0.22%
4,707		Florida East Coast Industries	$280,537
4,833	*	Genesee & Wyoming, Inc (Class A)	126,818
		TOTAL RAILROAD TRANSPORTATION	407,355

REAL ESTATE - 0.11%
1,706		California Coastal Communities, Inc	36,594
804		Consolidated-Tomoka Land Co	58,210
2,566	*	Housevalues, Inc	14,447
290	*	LoopNet, Inc	4,344
782		Orleans Homebuilders, Inc	14,702
13,212		Stewart Enterprises, Inc (Class A)	82,575
		TOTAL REAL ESTATE	210,872

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.55%
778	*	AEP Industries, Inc	41,475
8,512		Cooper Tire & Rubber Co	121,722
1,462	*	Deckers Outdoor Corp	87,647
820	*	Metabolix, Inc	15,531
1,363		PW Eagle, Inc	47,024
3,058		Schulman (A.), Inc	68,041
1,530	*	Skechers U.S.A., Inc (Class A)	50,964
4,320		Spartech Corp	113,270
2,034		Titan International, Inc	40,985
1,590	*	Trex Co, Inc	36,395
8,204		Tupperware Corp	185,492
4,165		West Pharmaceutical Services, Inc	213,373
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,021,919

SECURITY AND COMMODITY BROKERS - 1.01%
2,982		Calamos Asset Management, Inc (Class A)	80,007
1,648		Cohen & Steers, Inc	66,200
714		GAMCO Investors, Inc (Class A)	27,460
1,552	*	GFI Group, Inc	96,628
2,273		Greenhill & Co, Inc	167,747
5,110		International Securities Exchange, Inc	239,097
840	*	KBW, Inc	24,688
13,636	*	Knight Capital Group, Inc (Class A)	261,402
6,898	*	LaBranche & Co, Inc	67,807
4,320	*	MarketAxess Holdings, Inc	58,622
1,844	*	Morningstar, Inc	83,072
2,708		optionsXpress Holdings, Inc	61,445
2,427	*	Piper Jaffray Cos	158,119
2,080		Sanders Morris Harris Group, Inc	26,562
1,493	*	Stifel Financial Corp	58,570
2,141		SWS Group, Inc	76,434
957	*	Thomas Weisel Partners Group, Inc	20,193
143		Value Line, Inc	6,499
11,108		Waddell & Reed Financial, Inc (Class A)	303,915
		TOTAL SECURITY AND COMMODITY BROKERS	1,884,467

SOCIAL SERVICES - 0.14%
3,491	*	Bright Horizons Family Solutions, Inc	134,962
3,225	*	Capital Senior Living Corp	34,314
1,516	*	Providence Service Corp	38,097

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,797	*	Res-Care, Inc	$50,766
		TOTAL SOCIAL SERVICES	258,139

SPECIAL TRADE CONTRACTORS - 0.39%
471		Alico, Inc	23,847
3,423		Chemed Corp	126,583
5,008		Comfort Systems USA, Inc	63,301
5,189	*	Dycom Industries, Inc	109,592
4,088	*	EMCOR Group, Inc	232,403
3,449	*	Insituform Technologies, Inc (Class A)	89,191
1,701	*	Integrated Electrical Services, Inc	30,261
1,559	*	Layne Christensen Co	51,182
		TOTAL SPECIAL TRADE CONTRACTORS	726,360

STONE, CLAY, AND GLASS PRODUCTS - 0.17%
3,592		Apogee Enterprises, Inc	69,362
3,301	*	Cabot Microelectronics Corp	112,036
2,774		CARBO Ceramics, Inc	103,664
4,314	*	US Concrete, Inc	30,716
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	315,778

TEXTILE MILL PRODUCTS - 0.06%
1,954		Oxford Industries, Inc	97,016
2,194		Xerium Technologies, Inc	21,479
		TOTAL TEXTILE MILL PRODUCTS	118,495

TOBACCO PRODUCTS - 0.14%
3,310		Universal Corp	162,223
5,202		Vector Group Ltd	92,336
		TOTAL TOBACCO PRODUCTS	254,559

TRANSPORTATION BY AIR - 0.84%
7,598	*	ABX Air, Inc	52,654
1,411	*	Air Methods Corp	39,395
11,754	*	Airtran Holdings, Inc	137,992
5,269	*	Alaska Air Group, Inc	208,126
2,617	*	Atlas Air Worldwide Holdings, Inc	116,457
2,966	*	Bristow Group, Inc	107,043
3,980	*	EGL, Inc	118,524
6,234	*	ExpressJet Holdings, Inc	50,495
4,530	*	Frontier Airlines Holdings, Inc	33,522
22,749	*	JetBlue Airways Corp	323,036
4,836	*	Mesa Air Group, Inc	41,445
1,601	*	PHI, Inc	52,401
4,260	*	Republic Airways Holdings, Inc	71,483
8,266		Skywest, Inc	210,866
		TOTAL TRANSPORTATION BY AIR	1,563,439

TRANSPORTATION EQUIPMENT - 2.08%
2,659		A.O. Smith Corp	99,872
4,865	*	AAR Corp	142,009
3,003	*	Accuride Corp	33,814
2,807	*	Aftermarket Technology Corp	59,733
7,006		American Axle & Manufacturing Holdings, Inc	133,044

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,100		American Railcar Industries, Inc	$37,444
1,960		Arctic Cat, Inc	34,476
9,505		ArvinMeritor, Inc	173,276
10,109	*	BE Aerospace, Inc	259,599
6,718		Clarcor, Inc	227,136
1,923	*	Comtech Group, Inc	34,979
6,176		Federal Signal Corp	99,063
8,368	*	Fleetwood Enterprises, Inc	66,191
1,587		Freightcar America, Inc	87,999
1,473	*	Fuel Systems Solutions, Inc	32,524
7,659	*	GenCorp, Inc	107,379
1,309	*	GenTek, Inc	45,278
1,911		Greenbrier Cos, Inc	57,330
3,189		Group 1 Automotive, Inc	164,935
2,813		Heico Corp	109,229
2,507	*	K&F Industries Holdings, Inc	56,934
3,152		Kaman Corp	70,573
1,358	*	Miller Industries, Inc	32,592
3,249		Monaco Coach Corp	46,006
8,150	*	Navistar International Corp	272,455
1,463		Noble International Ltd	29,333
8,031	*	Orbital Sciences Corp	148,092
5,229		Polaris Industries, Inc	244,874
871	*	Sequa Corp (Class A)	100,217
2,716		Superior Industries International, Inc	52,337
6,091	*	Tenneco, Inc	150,570
1,460	*	TransDigm Group, Inc	38,705
1,975		Triumph Group, Inc	103,549
16,345	*	Visteon Corp	138,606
4,056		Wabash National Corp	61,246
6,225		Westinghouse Air Brake Technologies Corp	189,116
4,194		Winnebago Industries, Inc	138,025
		TOTAL TRANSPORTATION EQUIPMENT	3,878,540

TRANSPORTATION SERVICES - 0.43%
2,677		Ambassadors Group, Inc	81,247
958		Ambassadors International, Inc	43,704
1,491	*	Dynamex, Inc	34,830
5,379	*	HUB Group, Inc (Class A)	148,191
8,780	*	Lear Corp	259,273
4,857		Pacer International, Inc	144,593
5,102	*	RailAmerica, Inc	82,040
		TOTAL TRANSPORTATION SERVICES	793,878

TRUCKING AND WAREHOUSING - 0.44%
3,231		Arkansas Best Corp	116,316
3,052	*	Celadon Group, Inc	51,121
4,318		Forward Air Corp	124,920
8,177		Heartland Express, Inc	122,819
1,834	*	Marten Transport Ltd	33,617
3,647	*	Old Dominion Freight Line	87,783
782	*	P.A.M. Transportation Services, Inc	17,220
246	*	Patriot Transportation Holding, Inc	22,967
941	*	Quality Distribution, Inc	12,534

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,840	*	Saia, Inc	$42,706
6,776	*	SIRVA, Inc	23,580
1,067	*	U.S. Xpress Enterprises, Inc (Class A)	17,573
712	*	Universal Truckload Services, Inc	16,910
1,197	*	USA Truck, Inc	19,212
6,630		Werner Enterprises, Inc	115,892
		TOTAL TRUCKING AND WAREHOUSING	825,170

WATER TRANSPORTATION - 0.28%
4,101	*	American Commercial Lines, Inc	268,657
2,060	*	Gulfmark Offshore, Inc	77,065
1,792		Horizon Lines, Inc (Class A)	48,312
3,296	*	Hornbeck Offshore Services, Inc	117,667
		TOTAL WATER TRANSPORTATION	511,701

WHOLESALE TRADE-DURABLE GOODS - 1.25%
4,199		Agilysys, Inc	70,291
6,051		Applied Industrial Technologies, Inc	159,202
5,114		Barnes Group, Inc	111,230
5,664	*	Beacon Roofing Supply, Inc	106,596
1,648		BlueLinx Holdings, Inc	17,139
3,988		Building Material Holding Corp	98,464
1,173		Castle (A.M.) & Co	29,853
2,941	*	Conceptus, Inc	62,614
3,464	*	Digi International, Inc	47,769
2,551	*	Drew Industries, Inc	66,352
4,468	*	Genesis Microchip, Inc	45,306
990	*	Houston Wire & Cable Co	20,691
14,752		IKON Office Solutions, Inc	241,490
6,238	*	Insight Enterprises, Inc	117,711
3,425	*	Interline Brands, Inc	76,960
2,083	*	Keystone Automotive Industries, Inc	70,801
7,734		Knight Transportation, Inc	131,865
584		Lawson Products, Inc	26,800
5,930	*	LKQ Corp	136,331
3,497	*	Merge Technologies, Inc	22,940
885	*	MWI Veterinary Supply, Inc	28,586
5,096		Owens & Minor, Inc	159,352
7,427		PEP Boys-Manny Moe & Jack	110,365
8,648	*	PSS World Medical, Inc	168,895
3,338		Ryerson Tull, Inc	83,750
5,271	*	Tyler Technologies, Inc	74,110
1,998	*	West Marine, Inc	34,505
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,319,968

WHOLESALE TRADE-NONDURABLE GOODS - 1.25%
6,347	*	Akorn, Inc	39,669
13,039	*	Alliance One International, Inc	92,055
5,988	*	Allscripts Healthcare Solutions, Inc	161,616
1,757		Andersons, Inc	74,479
3,988	*	Central European Distribution Corp	118,444
1,225	*	Core-Mark Holding Co, Inc	40,976
83	b,m*	Daisytek International Corp	0
626	*	Green Mountain Coffee Roasters, Inc	30,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,186	*	Hain Celestial Group, Inc	$130,645
1,276		Kenneth Cole Productions, Inc (Class A)	30,611
3,510		K-Swiss, Inc (Class A)	107,897
428	*	Maui Land & Pineapple Co, Inc	14,518
6,156		Men's Wearhouse, Inc	235,529
3,701		Myers Industries, Inc	57,958
1,682		Nash Finch Co	45,919
7,769		Nu Skin Enterprises, Inc (Class A)	141,629
1,942	*	Nuco2, Inc	47,754
957	*	Perry Ellis International, Inc	39,237
2,974	*	School Specialty, Inc	111,495
1,872	*	Smart & Final, Inc	35,381
5,099	*	Source Interlink Cos, Inc	41,608
2,544		Spartan Stores, Inc	53,246
4,664		Stride Rite Corp	70,333
12,864	*	Terra Industries, Inc	154,111
5,639	*	United Natural Foods, Inc	202,553
4,211	*	United Stationers, Inc	196,612
273	*	Valley National Gases, Inc	7,221
1,643	*	Volcom, Inc	48,558
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,330,872

		TOTAL COMMON STOCKS
		(Cost 162,251,241)	185,183,684
WARRANTS - 0.00%
COMMUNICATIONS - 0.00%**
5	v*	RCN Corp Wts	0
		TOTAL COMMUNICATIONS	0

		TOTAL WARRANTS
		(Cost - $0)	0

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.58%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.58%
$ 1,080,000	d	Federal Home Loan Bank (FHLB), 4.800%, 01/02/07	1,079,418
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,079,418

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,079,856)	1,079,418

		TOTAL PORTFOLIO - 99.98%
		(Cost $163,331,097)	186,263,102
		OTHER ASSETS & LIABILITIES, NET - 0.02%	29,798

		NET ASSETS - 100.00%	$186,292,900

	*	Non-income producing
	**	Percentage represents less than 0.01%
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin
		or other requirements on futures contracts in the amount of $61,783.
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.87%

AGRICULTURAL PRODUCTION-CROPS - 0.11%
27,374		Gallaher Group plc	$614,499
		TOTAL AGRICULTURAL PRODUCTION-CROPS	614,499

AGRICULTURAL SERVICES - 0.03%
8,287		Yara International ASA	188,395
		TOTAL AGRICULTURAL SERVICES	188,395

AMUSEMENT AND RECREATION SERVICES - 0.59%
13,150		Aristocrat Leisure Ltd	165,041
698	*	bwin Interactive Entertainment	14,963
23,873		Ladbrokes plc	195,502
2,312		Lottomatica S.p.A.	96,197
4,200		Nintendo Co Ltd	1,090,542
8,950		OPAP S.A.	345,926
1,800		Oriental Land Co Ltd	94,231
1,341		Paddy Power plc	26,659
32,599		PartyGaming plc	20,265
4,965		Publishing & Broadcasting Ltd	83,673
23,536		Rank Group plc	107,719
13		Round One Corp	38,452
6,900		Sega Sammy Holdings, Inc	186,118
14,057		Sky City Entertainment Group Ltd	50,906
21,780		TABCORP Holdings Ltd	289,685
55,380		Tattersall's Ltd	170,922
13,692		William Hill plc	169,431
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,146,232

APPAREL AND ACCESSORY STORES - 0.37%
2,000		Aoyama Trading Co Ltd	59,997
17,881		Burberry Group plc	225,994
2,100		Fast Retailing Co Ltd	200,462
39,000		Giordano International Ltd	21,309
19,781		Hennes & Mauritz AB (B Shares)	999,748
9,034		Inditex S.A.	486,671
		TOTAL APPAREL AND ACCESSORY STORES	1,994,181

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
7,000		Asics Corp	87,879
1,879		Benetton Group S.p.A.	35,866
9,000		Gunze Ltd	45,225
20,000		Mitsubishi Rayon Co Ltd	134,448
6,000		Nisshinbo Industries, Inc	62,165
5,000		Onward Kashiyama Co Ltd	63,821
700		Shimamura Co Ltd	80,408
2,000		Tokyo Style Co Ltd	21,629
24,000		Toyobo Co Ltd	72,400
5,000		Wacoal Holdings Corp	67,938
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	671,779

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.09%
8,000		Aisin Seiki Co Ltd	$268,224
3,800		NOK Corp	74,720
3,000		Park24 Co Ltd	38,444
5,800		Sumitomo Rubber Industries, Inc	74,909
		TOTAL AUTO REPAIR, SERVICES AND PARKING	456,297

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.01%
4,931		Jardine Cycle & Carriage Ltd	47,582
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	47,582

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
8,765		Grafton Group plc	146,479
94,884		Kingfisher plc	443,088
4,355		Travis Perkins plc	169,176
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	758,743

BUSINESS SERVICES - 2.10%
8	*	Access Co Ltd	36,906
1,148		Acciona S.A.	213,825
5,280		Adecco S.A.	360,739
28,475		Aegis Group plc	78,055
11,336		Aggreko plc	96,662
1,300		Asatsu-DK, Inc	41,292
2,714	*	Atos Origin S.A.	160,966
11,430		Autostrade S.p.A.	328,770
3,588	*	Business Objects S.A.	140,811
5,215		Cap Gemini S.A.	327,336
7,923		Cintra Concesiones de Infraestructuras de Transporte S.A.	132,826
17,327		Computershare Ltd	121,725
2,300		CSK Holdings Corp	98,181
2,377		Dassault Systemes S.A.	126,137
73		Dentsu, Inc	214,083
36		eAccess Ltd	20,329
3,700	*	Elpida Memory, Inc	203,336
20,650		First Choice Holidays plc	115,232
700		FUJI SOFT, Inc	16,588
75,000		Fujitsu Ltd	588,631
3,388		Getronics NV	27,460
8,403		GN Store Nord	124,212
54		Goodwill Group, Inc	44,015
45,752		Group 4 Securicor plc	168,413
4,588		Gruppo Editoriale L'Espresso S.p.A.	24,952
840		Hakuhodo DY Holdings, Inc	54,562
55,208		Hays plc	172,143
4,408		Indra Sistemas S.A.	108,287
35	*	KK DaVinci Advisors	34,704
3,800		Konami Corp	114,953
65,031		LogicaCMG plc	236,833
12,940		Michael Page International plc	114,583
16,957		Misys plc	71,798
82,000		NEC Corp	392,068
800		Nomura Research Institute Ltd	116,029
52		NTT Data Corp	260,426
300		Obic Co Ltd	62,090
900		Oracle Corp Japan	41,671

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,000		Otsuka Corp	$101,676
2,639		Promotora de Informaciones S.A.	46,018
3,869		Public Power Corp	98,059
263	*	Rakuten, Inc	122,655
1,738		Randstad Holdings NV	120,218
72,613		Rentokil Initial plc	235,655
53,524		Reuters Group plc	466,618
52,855		Sage Group plc	280,456
36,980		SAP AG.	1,965,302
8,900		Secom Co Ltd	461,434
13,810		Securitas AB (B Shares)	214,333
172		SGS S.A.	191,691
36,000		Singapore Post Ltd	25,584
744		Societe Des Autoroutes Paris-Rhin-Rhone	59,418
52,000		Solomon Systech International Ltd	8,089
4,715	*	Telelogic AB	10,538
2,863		Tietoenator Oyj	92,366
1,000		TIS, Inc	23,654
3,500	*	Trend Micro, Inc	102,643
1,040		USS Co Ltd	67,728
47,799		WPP Group plc	646,236
609		Yahoo! Japan Corp	242,566
		TOTAL BUSINESS SERVICES	11,174,566

CHEMICALS AND ALLIED PRODUCTS - 9.72%
5,034		Air Liquide S.A.	1,195,455
11,347		Akzo Nobel NV	692,159
1,000		Alfresa Holdings Corp	60,418
33,183	*	Alliance Boots plc	544,138
2,735		Altana AG.	169,685
51,000		Asahi Kasei Corp	333,843
23,300		Astellas Pharma, Inc	1,059,224
65,090		AstraZeneca plc	3,497,092
20,761		BASF AG.	2,023,893
30,319		Bayer AG.	1,627,312
1,885		Beiersdorf AG.	122,225
11,000		Chugai Pharmaceutical Co Ltd	226,923
2,881		Ciba Specialty Chemicals AG.	191,633
9,291		Clariant AG.	139,155
7,587		CSL Ltd	391,486
11,000		Daicel Chemical Industries Ltd	77,551
15,800		Daiichi Sankyo Co Ltd	493,895
26,000		Dainippon Ink and Chemicals, Inc	101,374
6,132		DSM NV	302,978
10,600		Eisai Co Ltd	582,530
17,972	*	Elan Corp plc	255,031
239,761		GlaxoSmithKline plc	6,309,376
2,126		H Lundbeck A/S	58,619
1,449		Haw Par Corp Ltd	6,708
2,390		Henkel KGaA	351,709
4,300		Hitachi Chemical Co Ltd	118,516
47,948		Imperial Chemical Industries plc	424,344
7,500		JSR Corp	194,109
3,000		Kaken Pharmaceutical Co Ltd	23,419
8,000		Kansai Paint Co Ltd	63,325
21,000		Kao Corp	566,447
19,500		Kingboard Chemical Holdings Ltd	76,588

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,200		Kose Corp	$36,301
14,000		Kuraray Co Ltd	165,170
12,000		Kyowa Hakko Kogyo Co Ltd	102,752
4,576		Linde AG.	472,732
1,427		Lonza Group AG.	123,318
11,995		L'Oreal S.A.	1,201,796
24,023		Mayne Pharma Ltd	77,177
6,700		Mediceo Paltac Holdings Co Ltd	126,957
2,139		Merck KGaA	221,764
45,500		Mitsubishi Chemical Holdings Corp	286,753
16,000		Mitsubishi Gas Chemical Co, Inc	167,388
7,000		Nippon Kayaku Co Ltd	55,880
5,000		Nippon Shokubai Co Ltd	53,149
5,000		Nissan Chemical Industries Ltd	62,182
96,562		Novartis AG.	5,567,075
10,052		Novo Nordisk A/S (Class B)	837,251
1,769		Novozymes A/S (B Shares)	152,198
673		Omega Pharma S.A.	50,772
12,127		Orica Ltd	232,610
3,215	*	Orion Oyj (Class B)	69,813
25,519		Reckitt Benckiser plc	1,166,200
29,004		Roche Holding AG.	5,200,963
42,491		Sanofi-Aventis	3,923,497
3,000		Santen Pharmaceutical Co Ltd	84,450
186		Serono S.A.	166,995
16,700		Shin-Etsu Chemical Co Ltd	1,118,432
13,000		Shionogi & Co Ltd	255,620
16,000		Shiseido Co Ltd	346,876
40,000		Showa Denko KK	153,271
898	*	SNIA S.p.A.	202
6,230		SSL International plc	45,103
61,000		Sumitomo Chemical Co Ltd	473,115
24,685		Symbion Health Ltd	74,043
4,317		Syngenta AG.	803,171
6,000		Taisho Pharmaceutical Co Ltd	109,155
10,000		Taiyo Nippon Sanso Corp	90,080
38,100		Takeda Pharmaceutical Co Ltd	2,615,663
8,000		Tanabe Seiyaku Co Ltd	104,533
32,000		Teijin Ltd	197,101
9,000		Tokuyama Corp	137,036
53,000		Toray Industries, Inc	397,261
16,000		Tosoh Corp	70,720
4,698		UCB S.A.	322,172
51,449		Unilever plc	1,438,513
5,481	*	Zeltia S.A.	40,372
6,000		Zeon Corp	64,838
		TOTAL CHEMICALS AND ALLIED PRODUCTS	51,743,580

COAL MINING - 0.25%
27,231		Xstrata plc	1,359,604
		TOTAL COAL MINING	1,359,604

COMMUNICATIONS - 5.70%
3,228		Antena 3 de Television S.A.	76,018
6,805		Belgacom S.A.	299,760
47,185		British Sky Broadcasting plc	482,262
347,441		BT Group plc	2,051,054

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
101,813		Cable & Wireless plc	$314,471
16,441		Carphone Warehouse Group plc	101,080
4,130		Cosmote Mobile Telecommunications S.A.	122,120
118,410		Deutsche Telekom AG.	2,163,282
6,228		Elisa Oyj	170,591
70,684		France Telecom S.A.	1,954,762
16		Fuji Television Network, Inc	36,570
13,154	*	Hellenic Telecommunications Organization S.A.	395,202
600		Hikari Tsushin, Inc	26,369
57,000	*	Hutchison Telecommunications International Ltd	143,630
165,088		ITV plc	344,250
102		KDDI Corp	691,685
2,658		M6-Metropole Television	94,945
31,026		Mediaset S.p.A.	368,192
1,230		Mobistar S.A.	104,969
2,049	*	Modern Times Group AB (B Shares)	134,685
218		Nippon Telegraph & Telephone Corp	1,073,468
784		NTT DoCoMo, Inc	1,238,536
31,580		Portugal Telecom SGPS S.A.	410,200
2,800		ProSiebenSat.1 Media AG.	91,849
2,126		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	27,391
5,718		Publicis Groupe S.A.	241,159
80,765		Royal KPN NV	1,148,227
169,017		Seat Pagine Gialle S.p.A.	100,734
296,403		Singapore Telecommunications Ltd	633,872
4,230		Sky Network Television Ltd	19,521
4,945		Societe Television Francaise 1	183,491
1,367	*	Sogecable S.A.	48,722
753		Swisscom AG.	285,040
13,575		Tele2 AB (B Shares)	198,292
78,420		Telecom Corp of New Zealand Ltd	268,518
660,828		Telecom Italia S.p.A.	1,997,619
186,162		Telefonica S.A.	3,961,364
15,123		Telekom Austria AG.	405,250
30,993		Telenor ASA	582,809
11,000		Television Broadcasts Ltd	67,174
78,086		TeliaSonera AB	641,596
159,698		Telstra Corp Ltd	521,877
6,312	*	Tiscali S.p.A.	21,080
1,000		Tokyo Broadcasting System, Inc	33,360
542,500		Vodafone Group plc	1,503,020
163,538		Vodafone Group plc (ADR)	4,543,086
		TOTAL COMMUNICATIONS	30,323,152

DEPOSITORY INSTITUTIONS - 17.45%
11,000		77 Bank Ltd	69,787
75,837		ABN AMRO Holding NV	2,437,636
36,680		Allied Irish Banks plc	1,089,433
15,443		Alpha Bank S.A.	466,827
76,615		Australia & New Zealand Banking Group Ltd	1,706,023
193,199		Banca Intesa S.p.A.	1,491,933
8,428		Banca Intesa S.p.A.	61,523
46,118		Banca Monte dei Paschi di Siena S.p.A.	298,454
17,336		Banca Popolare di Milano	300,929
13,918		Banche Popolari Unite Scpa	382,513
148,232		Banco Bilbao Vizcaya Argentaria S.A.	3,569,074
10,531		Banco BPI S.A.	82,157

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
86,953		Banco Comercial Portugues S.A.	$321,389
7,247		Banco Espirito Santo S.A.	130,294
15,018		Banco Popolare di Verona e Novara Scrl	431,181
35,450		Banco Popular Espanol S.A.	642,503
247,984		Banco Santander Central Hispano S.A.	4,628,729
58,817		Bank of East Asia Ltd	333,092
22,000		Bank of Fukuoka Ltd	160,464
1,325		Bank of Ireland	30,609
39,404		Bank of Ireland	910,263
10,000		Bank of Kyoto Ltd	93,273
48,000		Bank of Yokohama Ltd	375,917
271,735		Barclays plc	3,883,981
35,010		BNP Paribas	3,819,651
155,000		BOC Hong Kong Holdings Ltd	420,465
70,338		Capitalia S.p.A.	665,730
30,000		Chiba Bank Ltd	253,603
4,965		Close Brothers Group plc	98,818
26,105		Commerzbank AG.	994,164
53,564		Commonwealth Bank of Australia	2,092,043
25,047		Credit Agricole S.A.	1,053,392
20,461		Danske Bank A/S	909,169
48,000		DBS Group Holdings Ltd	707,286
14,723		Depfa Bank plc	263,345
21,702		Deutsche Bank AG.	2,903,149
24,037		Dexia	658,396
27,036		DNB NOR Holding ASA	383,738
9,110		EFG Eurobank Ergasias S.A.	329,983
7,761		Erste Bank der Oesterreichischen Sparkassen AG.	595,227
48,958		Fortis	2,088,737
14,000		Gunma Bank Ltd	84,114
32,500		Hang Seng Bank Ltd	444,152
50,000		Hokuhoku Financial Group, Inc	183,186
473,310		HSBC Holdings plc	8,627,878
13,510		Investec plc	174,453
30,000		Joyo Bank Ltd	165,623
2,519	*	Jyske Bank	178,820
235,122		Lloyds TSB Group plc	2,630,984
20,483		Mediobanca S.p.A.	483,718
360		Mitsubishi UFJ Financial Group, Inc	4,446,872
30,000		Mitsui Trust Holdings, Inc	344,355
398		Mizuho Financial Group. Inc	2,842,738
67,170		National Australia Bank Ltd	2,142,026
15,447		National Bank of Greece S.A.	711,637
21,000		Nishi-Nippon City Bank Ltd	90,349
86,784		Nordea Bank AB	1,337,391
3,756		OKO Bank (Class A)	62,968
104,520		Oversea-Chinese Banking Corp	524,730
8,487		Piraeus Bank S.A.	273,583
1,381		Raiffeisen International Bank Holding AG.	210,573
185		Resona Holdings, Inc	505,231
130,958		Royal Bank of Scotland Group plc	5,110,318
46,579		Sanpaolo IMI S.p.A.	1,082,160
13		Sapporo Hokuyo Holdings, Inc	125,625
67,000		Shinsei Bank Ltd	394,101
25,000		Shizuoka Bank Ltd	248,099
19,440		Skandinaviska Enskilda Banken AB (Class A)	617,621
15,414		Societe Generale	2,616,646

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
257		Sumitomo Mitsui Financial Group, Inc	$2,634,679
51,000		Sumitomo Trust & Banking Co Ltd	534,835
7,000		Suruga Bank Ltd	86,702
21,069		Svenska Handelsbanken (A Shares)	637,060
2,415		Sydbank A/S	115,432
83,444		UBS A.G.	5,071,012
326,245		UniCredito Italiano S.p.A	2,859,569
48,000		United Overseas Bank Ltd	607,139
76,829		Westpac Banking Corp	1,470,028
7,000		Wing Hang Bank Ltd	82,344
		TOTAL DEPOSITORY INSTITUTIONS	92,893,631

EATING AND DRINKING PLACES - 0.32%
3,634		Autogrill S.p.A.	66,823
86,779		Compass Group plc	492,744
12,521		Enterprise Inns plc	331,700
1,388		Mitchells & Butlers plc	19,309
10,193		Punch Taverns plc	255,259
3,991		Sodexho Alliance S.A.	250,402
8,474		Whitbread plc	277,915
		TOTAL EATING AND DRINKING PLACES	1,694,152

EDUCATIONAL SERVICES - 0.02%
2,200		Benesse Corp	83,744
		TOTAL EDUCATIONAL SERVICES	83,744

ELECTRIC, GAS, AND SANITARY SERVICES - 4.89%
16,336	*	AGL Energy Ltd	208,637
18,296		Alinta Ltd	170,703
5,047		Caltex Australia Ltd	91,628
151,111		Centrica plc	1,048,868
27,600		Chubu Electric Power Co, Inc	825,646
74,500		CLP Holdings Ltd	550,731
8,998		Contact Energy Ltd	52,745
6,500		Electric Power Development Co	286,206
30,838		Endesa S.A.	1,458,551
180,006		Enel S.p.A.	1,856,969
82,374		Energias de Portugal S.A.	417,552
17,727		Fortum Oyj	504,513
6,934		Gas Natural SDG S.A.	274,504
7,938		Gaz de France	365,176
7,800		Hokkaido Electric Power Co, Inc	199,252
145,000		Hong Kong & China Gas Ltd	326,228
53,500		Hong Kong Electric Holdings Ltd	262,056
32,692		Iberdrola S.A.	1,429,291
59,742		International Power plc	446,547
32,100		Kansai Electric Power Co, Inc	865,854
14,107		Kelda Group plc	255,773
15,900		Kyushu Electric Power Co, Inc	419,529
113,348		National Grid plc	1,635,649
2,970		Oest Elektrizitatswirts AG. (Class A)	158,468
82,000		Osaka Gas Co Ltd	305,248
454		Puma AG. Rudolf Dassler Sport	177,195
19,913		RWE AG.	2,194,885
35,787		Scottish & Southern Energy plc	1,088,892
61,882		Scottish Power plc	906,305
25,460		SembCorp Industries Ltd	63,743

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,627		Severn Trent plc	$277,088
37,073		Snam Rete Gas S.p.A.	210,311
1,902		Sociedad General de Aguas de Barcelona S.A. (Class A)	69,673
26,800	*	Sojitz Holdings Corp	81,523
42,403		Suez S.A.	2,195,855
17,900		Tohoku Electric Power Co, Inc	447,481
50,400		Tokyo Electric Power Co, Inc	1,630,520
92,000		Tokyo Gas Co Ltd	489,358
5,955		Union Fenosa S.A.	294,783
35,419		United Utilities plc	540,928
6,677		Vector Ltd	11,855
11,858		Veolia Environnement	914,141
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,010,860

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.58%
86,598		ABB Ltd	1,552,865
6,900		Advantest Corp	395,429
96,422		Alcatel S.A.	1,387,367
5,400		Alps Electric Co Ltd	58,581
53,269		ARM Holdings plc	131,157
439		Bang & Olufsen A/S (B Shares)	56,577
299		Barco NV	27,234
26,000	*	Chartered Semiconductor Manufacturing Ltd	21,698
4,061	*	CSR plc	51,684
9,000		Dainippon Screen Manufacturing Co Ltd	80,845
30,345		EMI Group plc	157,450
619,336		Ericsson (LM) (B Shares)	2,501,426
7,400		Fanuc Ltd	728,776
6,000		Fisher & Paykel Appliances Holdings Ltd	16,233
16,900		Fisher & Paykel Healthcare Corp	50,723
81,000	*	Foxconn International Holdings Ltd	265,026
23,000		Fuji Electric Holdings Co Ltd	124,659
6,577		Gamesa Corp Tecnologica S.A.	181,018
1,340		Germanos S.A.	33,608
1,400		Hirose Electric Co Ltd	158,935
2,000		Hitachi High-Technologies Corp	59,493
142,000		Hitachi Ltd	885,375
17,100		Hoya Corp	666,728
5,600		Ibiden Co Ltd	282,341
31,461	*	Infineon Technologies AG.	443,540
2,104	*	Intracom S.A.	14,276
48,763		Koninklijke Philips Electronics NV	1,839,032
1,128		Kudelski S.A.	42,491
6,800		Kyocera Corp	641,116
1,000		Mabuchi Motor Co Ltd	59,493
82,000		Matsushita Electric Industrial Co Ltd	1,636,486
14,000		Matsushita Electric Works Ltd	162,228
895		Micronas Semiconductor Holdings, Inc	19,685
12,000		Minebea Co Ltd	83,896
81,000		Mitsubishi Electric Corp	739,179
8,600		Murata Manufacturing Co Ltd	581,740
1,000	*	NEC Electronics Corp	29,242
7,000		NGK Spark Plug Co Ltd	131,759
4,600		Nidec Corp	355,615
6,500		Nitto Denko Corp	325,533
653		NKT Holding A/S	57,742
171,550		Nokia Oyj	3,505,503

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
9,200		Omron Corp	$261,300
5,600		Pioneer Corp	76,891
27,000		Ricoh Co Ltd	551,321
1,300		Rinnai Corp	38,889
4,400		Rohm Co Ltd	438,133
3,000		Sanken Electric Co Ltd	37,032
54,000	*	Sanyo Electric Co Ltd	68,518
1,861		Schindler Holding AG.	117,067
9,475		Schneider Electric S.A.	1,051,874
41,000		Sharp Corp	706,273
2,200		Shinko Electric Industries	57,493
42,000		Sony Corp	1,799,924
5,400		Stanley Electric Co Ltd	108,222
39,000	*	STATS ChipPAC Ltd	29,751
27,463		STMicroelectronics NV	510,071
1,800		Sumco Corp	152,162
3,000		Taiyo Yuden Co Ltd	52,939
5,062		Tandberg ASA	76,313
5,300		TDK Corp	421,310
46,451		Terna Rete Elettrica Nazionale S.p.A.	157,432
10,123		Thomson	197,903
2,000		Uniden Corp	13,663
4,200		Ushio, Inc	86,290
2,953		Valeo S.A.	122,907
10,000		Venture Corp Ltd	88,020
48,248		Vivendi Universal S.A.	1,885,847
6,000		Yaskawa Electric Corp	69,426
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	29,720,755

ENGINEERING AND MANAGEMENT SERVICES - 0.24%
1,075		Aker Kvaerner ASA	134,134
13,812		Amec plc	113,989
24,712		Capita Group plc	293,701
11,976		Downer EDI Ltd	66,078
2,260		Fugro NV	107,996
8,000		JGC Corp	137,473
1,400		Meitec Corp	42,469
5,844		SBM Offshore NV	200,959
16,703		Serco Group plc	124,930
4,697		WorleyParsons Ltd	78,897
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,300,626

FABRICATED METAL PRODUCTS - 0.25%
37,492		Amcor Ltd	214,558
164		Geberit AG.	252,763
9,000		Hitachi Cable Ltd	50,519
11,000		JS Group Corp	231,545
23,123		Rexam plc	237,917
7,000		Sanwa Shutter Corp	41,410
6,618		Ssab Svenskt Stal AB (Series A)	157,089
2,187		Ssab Svenskt Stal AB (Series B)	49,356
6,200		Toyo Seikan Kaisha Ltd	102,686
		TOTAL FABRICATED METAL PRODUCTS	1,337,843

FOOD AND KINDRED PRODUCTS - 3.48%
24,000		Ajinomoto Co, Inc	317,230
15,400		Asahi Breweries Ltd	246,519

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
12,831		C&C Group plc	$227,809
87,202		Cadbury Schweppes plc	933,094
239		Carlsberg A/S (Class A)	22,001
1,100		Carlsberg A/S (Class B)	109,244
4,280		Coca Cola Hellenic Bottling Co S.A.	167,234
18,953		Coca-Cola Amatil Ltd	116,093
2,000		Coca-Cola West Japan Co Ltd	46,301
1,985		Danisco A/S	169,024
115,898		Diageo plc	2,274,935
799		East Asiatic Co Ltd A.S.	44,697
2,917		Ebro Puleva S.A.	73,931
235		Givaudan S.A.	217,546
3,834		Greencore Group plc	23,686
9,899		Groupe Danone	1,500,106
10,177		Heineken NV	484,031
2,000		House Foods Corp	32,973
4,114		Iaws Group plc	105,355
7,365		InBev NV	485,523
2,300		Ito En Ltd	70,350
58,569		J Sainsbury plc	469,316
13,000		Kaneka Corp	118,415
3,800		Katokichi Co Ltd	30,782
4,646		Kerry Group plc (Class A)	116,096
5,000		Kikkoman Corp	60,376
33,000		Kirin Brewery Co Ltd	518,827
9,823		Lion Nathan Ltd	63,271
8,000		Meiji Dairies Corp	62,989
10,000		Meiji Seika Kaisha Ltd	47,813
16,639		Nestle S.A.	5,912,751
10,000		Nichirei Corp	56,048
8,000		Nippon Meat Packers, Inc	87,391
7,000		Nisshin Seifun Group, Inc	72,232
3,200		Nissin Food Products Co Ltd	118,583
14,000		Olam International Ltd	19,443
3,592	b,m,v*	Parmalat Finanziaria S.p.A.	0
3,139		Pernod-Ricard S.A.	720,990
3,500		Q.P. Corp	30,263
6,900		Royal Numico NV	371,164
17,622		Sampo Oyj (A Shares)	471,750
10,000		Sapporo Holdings Ltd	56,972
32,255		Scottish & Newcastle plc	353,351
2,252		Suedzucker AG.	54,490
37,500		Swire Pacific Ltd (Class A)	402,803
7,000		Takara Holdings, Inc	45,116
20,287		Tate & Lyle plc	305,260
5,000		Toyo Suisan Kaisha Ltd	80,123
18,000		Want Want Holdings Ltd	29,340
4,400		Yakult Honsha Co Ltd	126,448
5,000		Yamazaki Baking Co Ltd	48,485
		TOTAL FOOD AND KINDRED PRODUCTS	18,518,570

FOOD STORES - 1.54%
25,010		Carrefour S.A.	1,516,678
48,004		Coles Myer Ltd	530,485
586		Colruyt S.A.	125,160
2,970		Delhaize Group	247,582
2,300		FamilyMart Co Ltd	62,619

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
34,648		Goodman Fielder Ltd	$60,715
2,653		Jeronimo Martins SGPS S.A.	59,535
2,384		Kesko Oyj (B Shares)	125,942
64,909	*	Koninklijke Ahold NV	690,603
2,400		Lawson, Inc	85,912
34,300		Seven & I Holdings Co Ltd	1,066,426
32,832		Sonae SPGS S.A.	65,443
332,319		Tesco plc	2,631,978
49,177		Woolworths Ltd	927,743
		TOTAL FOOD STORES	8,196,821

FURNITURE AND FIXTURES - 0.04%
22,301	*	MFI Furniture plc	59,712
1,232		Neopost S.A.	154,742
		TOTAL FURNITURE AND FIXTURES	214,454

FURNITURE AND HOMEFURNISHINGS STORES - 0.20%
73,365		DSG International plc	275,085
10,888		Electrolux AB (Series B)	217,889
17,159		Harvey Norman Holdings Ltd	51,469
21,681		Kesa Electricals plc	144,015
1,100		Nitori Co Ltd	47,788
1,300		Shimachu Co Ltd	37,687
3,500		Yamada Denki Co Ltd	297,046
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,070,979

GENERAL BUILDING CONTRACTORS - 0.97%
16,072		Balfour Beatty plc	139,406
10,118		Barratt Developments plc	244,664
4,279		Bellway plc	129,359
3,277		Berkeley Group Holdings plc	109,783
1,389		Bilfinger Berger AG.	101,798
18,000		Cheung Kong Infrastructure Holdings Ltd	55,886
17,253		CRH plc	719,226
3,100		Daito Trust Construction Co Ltd	142,229
22,000		Daiwa House Industry Co Ltd	382,673
18,241		Fletcher Building Ltd	142,011
15,148		George Wimpey plc	165,648
27,500	*	Haseko Corp	98,441
3,388		Hellenic Technodomiki Tev S.A.	37,836
1,855		Hochtief AG.	135,167
1,127		Imerys S.A.	100,270
33,000		Kajima Corp	144,750
13,000		Keppel Land Ltd	58,484
5,319		Leighton Holdings Ltd	84,894
14,946		Lend Lease Corp Ltd	217,547
25,000		Obayashi Corp	162,178
11,738		Persimmon plc	350,717
17,000		Sekisui Chemical Co Ltd	135,566
21,000		Sekisui House Ltd	305,811
23,000		Shimizu Corp	114,995
15,223		Skanska AB (B Shares)	300,193
34,000		Taisei Corp	103,710
21,948		Taylor Woodrow plc	183,176
2,069		Technical Olympic S.A.	6,937
2,150		Titan Cement Co S.A.	117,213
6,000		Toda Corp	25,461

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
4,826	YIT OYJ	$133,463
	TOTAL GENERAL BUILDING CONTRACTORS	5,149,492

GENERAL MERCHANDISE STORES - 0.72%
25,900	Aeon Co Ltd	560,418
9,000	Daimaru, Inc	121,986
42,254	Experian Group Ltd	495,982
4,000	Hankyu Department Stores, Inc	33,343
7,800	Isetan Co Ltd	140,918
20,000	Keio Corp	129,406
61,000	Kintetsu Corp	177,866
70,113	Marks & Spencer Group plc	984,297
13,300	Marui Co Ltd	155,123
17,000	Mitsukoshi Ltd	79,568
2,674	PPR	399,573
12,000	Takashimaya Co Ltd	169,606
45,000	Tokyu Corp	288,139
6,000	UNY Co Ltd	78,148
1,000	Warehouse Group Ltd	5,073
	TOTAL GENERAL MERCHANDISE STORES	3,819,446

HEALTH SERVICES - 0.20%
1,010	Coloplast A/S (Class B)	91,366
29,000	Fraser and Neave Ltd	85,086
2,625	Fresenius Medical Care AG.	349,873
7,284	Getinge AB (B Shares)	163,322
5,407	Intertek Group plc	88,241
32,550	Parkway Holdings Ltd	66,639
11,155	Sonic Healthcare Ltd	131,021
268	Straumann Holding AG.	64,883
	TOTAL HEALTH SERVICES	1,040,431

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.66%
9,092	Abertis Infraestructuras S.A.	270,042
9,936	ACS Actividades Cons y Servicios S.A.	560,183
13,107	Biffa plc	78,786
8,528	Bouygues S.A.	547,445
6,000	Chiyoda Corp	117,474
1,762	Fomento de Construcciones y Contratas S.A.	179,561
2,536	Grupo Ferrovial S.A.	247,558
22,471	Multiplex Group	70,772
11,000	Nishimatsu Construction Co Ltd	36,326
8,000	Okumura Corp	39,595
34,367	Transurban Group	206,711
8,925	Vinci S.A.	1,140,440
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,494,893

HOLDING AND OTHER INVESTMENT OFFICES - 2.36%
18,790	3i Group plc	371,400
29,745	Amvescap plc	347,111
39,000	CapitaCommercial Trust	66,621
28,700	CapitaMall Trust	54,453
59,023	CFS Gandel Retail Trust	108,554
53,998	Commonwealth Property Office Fund	62,656
2,737	Fabege AB	73,363
80,156	GPT Group	354,317
6,700	Great Portland Estates plc	90,977

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,981		Groupe Bruxelles Lambert S.A.	$358,287
139	*	Groupe Bruxelles Lambert S.A.	4
10,531	*	Immoeast AG	148,050
33,258		ING Industrial Fund	62,217
58,900		iShares MSCI EAFE Index Fund	4,312,658
1,200		Jafco Co Ltd	59,292
13		Japan Prime Realty Investment Corp	47,191
17		Japan Real Estate Investment Corp	182,849
14		Japan Retail Fund Investment Corp	114,113
23,300		JFE Holdings, Inc	1,200,193
35,400		Kiwi Income Property Trust	38,409
19,492		Land Securities Group plc	886,572
80,000		Link Real Estate Investment Trust	164,560
10,330		Macquarie Communications Infrastructure Group	51,370
104,709		Macquarie Infrastructure Group	285,975
75,072		Macquarie Office Trust	91,257
72,941		Man Group plc	746,577
9,446	*	Meinl European Land Ltd	242,525
18		Nippon Building Fund, Inc	238,982
713		Nobel Biocare Holding AG.	210,799
20,000		Noble Group Ltd	14,344
9		Nomura Real Estate Office Fund, Inc	82,434
40		NTT Urban Development Corp	77,308
1,798		PSP Swiss Property AG.	103,291
2,096		Rodamco Europe NV	278,895
3,846		Sacyr Vallehermoso S.A.	228,460
30,900		Softbank Corp	601,097
39,000		Suntec Real Estate Investment Trust	46,279
49,000		Wharf Holdings Ltd	181,113
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,584,553

HOTELS AND OTHER LODGING PLACES - 0.23%
8,337		Accor S.A.	646,006
15,247		Intercontinental Hotels Group plc	376,749
2,044		NH Hoteles S.A.	40,500
49,153		Shangri-La Asia Ltd	126,701
20,000		United Overseas Land Ltd	56,593
		TOTAL HOTELS AND OTHER LODGING PLACES	1,246,549

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.41%
3,955		Alfa Laval AB	178,514
4,592	*	Alstom RGPT	622,531
14,000		Amada Co Ltd	148,347
2,500		Amano Corp	31,385
373		Andritz AG.	80,898
1,800		ARRK Corp	27,120
6,500		ASM Pacific Technology	36,184
19,529	*	ASML Holding NV	485,679
13,548		Atlas Copco AB (A Shares)	455,165
8,430		Atlas Copco AB (B Shares)	273,367
89,861	*	Brambles Ltd	910,051
44,700		Canon, Inc	2,516,617
10,900		Casio Computer Co Ltd	247,301
6,414	*	Charter plc	113,654
13,700		Citizen Watch Co Ltd	104,875
3,000		Daifuku Co Ltd	47,620
9,700		Daikin Industries Ltd	337,448

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
12,000		Ebara Corp	$45,981
18,395		FKI plc	37,188
20,300		FUJIFILM Holdings Corp	834,141
2,000		Glory Ltd	35,209
2,420		Heidelberger Druckmaschinen	114,619
4,200		Hitachi Construction Machinery Co Ltd	112,936
10,861	*	Husqvarna AB (B Shares)	169,754
12,216		IMI plc	121,268
45,000		Ishikawajima-Harima Heavy Industries Co Ltd	152,389
1,100		Itochu Techno-Science Corp	58,510
20,000		Japan Steel Works Ltd	156,296
37,600		Komatsu Ltd	763,027
2,000		Komori Corp	37,393
20,000		Konica Minolta Holdings, Inc	282,341
47,000		Kubota Corp	435,225
4,300		Kurita Water Industries Ltd	92,862
7,178	*	Logitech International S.A.	207,063
4,400		Makita Corp	134,952
18,103		Meggitt plc	109,881
5,117		Metso Oyj	258,299
130,000		Mitsubishi Heavy Industries Ltd	590,984
65,000		Mitsui & Co Ltd	972,228
28,000		Mitsui Engineering & Shipbuilding Co Ltd	91,055
2,500		Mitsumi Electric Co Ltd	55,040
14,000		NTN Corp	125,524
2,486		OCE NV	40,659
5,899	*	Ocean RIG ASA	43,425
17,000		Oki Electric Industry Co Ltd	37,856
5,000		Okuma Holdings, Inc	57,981
3,000		OSG Corp	49,158
1,332		Rheinmetall AG.	101,067
2,452,147		Rolls-Royce Group plc (B Shares)	4,849
6,296		Safran S.A.	146,107
40,703		Sandvik AB	591,583
4,026		Scania AB (B Shares)	282,869
5,400		Seiko Epson Corp	131,364
199		SIG Holding AG.	66,469
16,950		SKF AB (B Shares)	313,203
2,200		SMC Corp	312,054
1,510		Solarworld AG.	94,880
137		Sulzer AG.	155,945
22,000		Sumitomo Heavy Industries Ltd	231,083
4,262		Technip S.A.	292,554
34,500		Techtronic Industries Co	44,709
4,300		THK Co Ltd	110,928
6,600		Tokyo Electron Ltd	520,213
2,000		Tokyo Seimitsu Co Ltd	94,450
5,651		Tomra Systems ASA	38,971
118,000		Toshiba Corp	768,455
8,700		Toyota Tsusho Corp	233,209
238	*	Unaxis Holding AG.	117,682
7,461	*	Vestas Wind Systems A/S	315,344
2,462		Wartsila Oyj (B Shares)	132,630
581		Wincor Nixdorf AG.	90,392
8,100		Yokogawa Electric Corp	128,437
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,159,447

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 0.90%
130,166		BAE Systems plc	$1,085,078
2,005		Cochlear Ltd	91,793
2,976		Elekta AB	62,707
12,469		Finmeccanica S.p.A.	337,942
31,594	*	Invensys plc	170,271
1,500		Keyence Corp	371,707
5,337		Luxottica Group S.p.A.	164,009
12,000		Nikon Corp	263,182
9,000		Nippon Electric Glass Co Ltd	189,068
233		Nobel Biocare Holding AG.	68,954
9,000		Olympus Corp	282,845
126,000		PCCW Ltd	76,621
1,846		Phonak Holding AG.	146,953
4,892	*	Qiagen NV	75,038
39,261		Smith & Nephew plc	409,729
1,308		Swatch Group AG.	289,027
2,290		Swatch Group AG.	102,425
1,991		Synthes, Inc	237,417
6,800		Terumo Corp	267,417
1,011	*	William Demant Holding	81,971
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,774,154

INSURANCE AGENTS, BROKERS AND SERVICE - 0.90%
158,617		HBOS plc	3,515,643
1,635		MLP AG.	32,460
33,475		QBE Insurance Group Ltd	762,315
23,310		Suncorp-Metway Ltd	374,433
34,846		Unipol S.p.A.	112,926
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,797,777

INSURANCE CARRIERS - 6.08%
13,475		ABC Learning Centres Ltd	89,346
60,665		Aegon NV	1,156,363
18,070		Alleanza Assicurazioni S.p.A	241,156
18,015		Allianz AG.	3,680,287
77,976		AMP Ltd	621,656
40,018		Assicurazioni Generali S.p.A.	1,757,506
106,125		Aviva plc	1,708,040
33,672		AXA Asia Pacific Holdings Ltd	193,760
69,713		AXA S.A.	2,822,385
1,743		CNP Assurances	194,651
386		Codan A/S	37,515
19,460		Corp Mapfre S.A.	87,853
48,223		Credit Suisse Group	3,373,829
2,707		Fondiaria-Sai S.p.A	129,499
71,073		Friends Provident plc	301,976
78,338		ING Groep NV	3,473,531
66,443		Insurance Australia Group Ltd	333,036
11,464		Irish Life & Permanent plc	316,280
7,653		KBC Groep NV	938,504
8,869		Mediolanum S.p.A.	72,294
29,700		Millea Holdings, Inc	1,048,191
49,000		Mitsui Sumitomo Insurance Co Ltd	536,095
8,633		Muenchener Rueckver AG.	1,486,259
217,318		Old Mutual plc	741,442
101,321		Prudential plc	1,387,701

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
27,776		Resolution plc	$348,879
123,216		Royal & Sun Alliance Insurance Group plc	367,913
42,073		SCOR	124,506
36,000		Sompo Japan Insurance, Inc	440,150
84,838	*	Standard Life plc	491,274
8,839		Storebrand ASA	112,415
14,105		Swiss Reinsurance Co	1,199,243
9,750		T&D Holdings, Inc	644,784
654	*	Topdanmark A/S	108,136
937		TrygVesta A.S.	71,575
1,086		Wiener Staedtische Allgemeine Versicherung AG.	76,266
6,065		Zurich Financial Services AG.	1,632,597
		TOTAL INSURANCE CARRIERS	32,346,893

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
101,018	*	PAN Fish ASA	92,347
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	92,347

LEATHER AND LEATHER PRODUCTS - 0.36%
8,468		Adidas-Salomon AG.	421,751
2,627		Hermes International	328,570
10,238		LVMH Moet Hennessy Louis Vuitton S.A.	1,080,494
28,000		Yue Yuen Industrial Holdings	88,914
		TOTAL LEATHER AND LEATHER PRODUCTS	1,919,729

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.10%
11,967		Brisa-Auto Estradas de Portugal S.A.	149,281
64,000		ComfortDelgro Corp Ltd	67,182
16,000		Keihin Electric Express Railway Co Ltd	110,247
9,000		Keisei Electric Railway Co Ltd	51,200
8,000		SMRT Corp Ltd	6,207
33,000		Tobu Railway Co Ltd	159,447
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	543,564

LUMBER AND WOOD PRODUCTS - 0.02%
1,561		Nobia AB	60,083
3,374	*	Sonae Industria SGPS S.A.	33,404
		TOTAL LUMBER AND WOOD PRODUCTS	93,487

METAL MINING - 1.95%
45,099		Alumina Ltd	225,696
60,178		Anglo American plc	2,935,081
145,849		BHP Billiton Ltd	2,912,674
12,016		Boliden AB	308,915
8,081		Iluka Resources Ltd	42,418
13,351		Newcrest Mining Ltd	277,691
17,489	*	Paladin Resources Ltd	122,864
11,785		Rio Tinto Ltd	691,172
43,361		Rio Tinto plc	2,307,583
800		Sumitomo Titanium Corp	89,475
916		Umicore	155,982
20,230		Zinifex Ltd	300,048
		TOTAL METAL MINING	10,369,599

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,300		Aderans Co Ltd	32,280
2,890		Amer Sports Oyj	63,633

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,167		Bulgari S.p.A.	$73,322
23,584		Futuris Corp Ltd	36,673
8,000		Namco Bandai Holdings, Inc	117,306
11,000		Sankyo Co Ltd	609,134
8,200		Yamaha Corp	173,640
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,105,988

MISCELLANEOUS RETAIL - 0.74%
1,000		Circle K Sunkus Co Ltd	17,772
21,785		Compagnie Financiere Richemont AG.	1,269,376
2,802		DCC plc	95,243
985		Douglas Holding AG.	50,931
2,500		EDION Corp	37,078
1,116		Folli-Follie S.A.	44,048
11,492		HMV Group plc	32,233
35,331		Home Retail Group	283,628
87,000		Hutchison Whampoa Ltd	884,171
30		Index Corp	17,646
1,988	*	KarstadtQuelle AG.	57,629
1,400		Matsumotokiyoshi Co Ltd	31,116
9,161		Next plc	322,867
34,100		Nippon Mining Holdings, Inc	245,280
35,336		Origin Energy Ltd	230,670
13,116		Pacific Brands Ltd	27,022
800		Ryohin Keikaku Co Ltd	61,241
2,486		Sanoma-WSOY Oyj	70,063
65,583		Signet Group plc	152,166
		TOTAL MISCELLANEOUS RETAIL	3,930,180

MOTION PICTURES - 0.02%
1,762	*	Premiere AG.	29,539
5,300		Toho Co Ltd	95,752
		TOTAL MOTION PICTURES	125,291

NONCLASSIFIABLE ESTABLISHMENTS - 1.32%
25,996		E.ON AG.	3,528,703
35,353		Siemens AG.	3,506,599
		TOTAL NONCLASSIFIABLE ESTABLISHMENTS	7,035,302

NONDEPOSITORY INSTITUTIONS - 0.41%
2,920		Acom Co Ltd	98,147
3,000		Aeon Credit Service Co Ltd	56,846
2,900		Aiful Corp	81,635
13,630		Cattles plc	117,224
17,030		Challenger Financial Services Group Ltd	55,383
8,506	*	Collins Stewart plc	42,303
6,600		Credit Saison Co Ltd	227,385
1,961		D Carnegie AB	42,251
3,455		Deutsche Postbank AG.	291,752
1,300		Hitachi Capital Corp	24,797
5,615		Hypo Real Estate Holding AG.	353,851
18,714		ICAP plc	175,330
1,507		Perpetual Trustees Australia Ltd	93,034
2,800		Promise Co Ltd	87,055
10,281		Provident Financial plc	141,212
200		SFCG Co Ltd	31,074
4,170		Takefuji Corp	165,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,093	*	Tower Australia Group Ltd	$12,261
2,173	v*	Tower Australia Group Ltd	2,144
8,506	*	Tullett Prebon plc	108,255
		TOTAL NONDEPOSITORY INSTITUTIONS	2,206,980

NONMETALLIC MINERALS, EXCEPT FUELS - 0.17%
64,000		Itochu Corp	525,423
2,568		Solvay S.A.	393,904
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	919,327

OIL AND GAS EXTRACTION - 1.97%
7,790	*	Acergy S.A.	149,923
142,654		BG Group plc	1,935,645
26,572	*	DET Norske Oljeselskap	49,009
34		Inpex Holdings, Inc	279,417
7,710	*	Lundin Petroleum AB	89,534
4,962		Neste Oil Oyj	150,848
6,894	*	Petroleum Geo-Services ASA	161,979
8,695		ProSafe ASA	123,413
23,947		Santos Ltd	186,568
8,282	*	SeaDrill Ltd	139,800
3,000		Singapore Petroleum Co Ltd	8,528
4,454	*	TGS Nopec Geophysical Co ASA	92,149
90,627		Total S.A.	6,537,873
18,768		Woodside Petroleum Ltd	564,579
		TOTAL OIL AND GAS EXTRACTION	10,469,265

PAPER AND ALLIED PRODUCTS - 0.39%
1,426		Billerud AB	25,308
2,208		Holmen AB (B Shares)	96,113
3,000		Kokuyo Co Ltd	47,418
116		Mayr-Melnhof Karton AG.	21,744
37		Nippon Paper Group, Inc	139,599
6,499		Norske Skogindustrier ASA	112,048
29,000		OJI Paper Co Ltd	154,010
17,031		PaperlinX Ltd	52,832
24,145		Stora Enso Oyj (R Shares)	382,470
7,804		Svenska Cellulosa AB (B Shares)	407,530
1,400		Uni-Charm Corp	83,173
21,066		UPM-Kymmene Oyj	531,690
		TOTAL PAPER AND ALLIED PRODUCTS	2,053,935

PERSONAL SERVICES - 0.01%
6,491		Davis Service Group plc	64,055
		TOTAL PERSONAL SERVICES	64,055

PETROLEUM AND COAL PRODUCTS - 4.68%
204,586		BP plc	2,273,267
102,265		BP plc (ADR)	6,861,982
108,606		ENI S.p.A.	3,652,935
4,175		Hellenic Petroleum S.A.	57,537
1,380		Motor Oil Hellas Corinth Refineries S.A.	35,559
6,915		OMV AG.	392,417
15,080		Premier Farnell plc	58,315
36,955		Repsol YPF S.A.	1,278,095
130,092		Royal Dutch Shell plc (A Shares)	4,546,712
138,823		Royal Dutch Shell plc (B Shares)	4,865,451

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
6,200		Showa Shell Sekiyu KK	$69,395
27,331		Statoil ASA	724,347
11,000		TonenGeneral Sekiyu KK	108,979
		TOTAL PETROLEUM AND COAL PRODUCTS	24,924,991

PRIMARY METAL INDUSTRIES - 2.15%
6,993		Acerinox S.A.	212,776
416		Bekaert S.A.	52,003
101,965		BHP Billiton plc	1,865,688
28,056		BlueScope Steel Ltd	190,898
1,496		Boehler-Uddeholm AG.	104,861
35,830		Corus Group plc	372,170
12,000		Daido Steel Co Ltd	79,761
11,000		DOWA HOLDINGS CO Ltd	94,097
8,000	v*	Dowa Mining Co Ltd	67
13,000		Fujikura Ltd	114,373
25,000		Furukawa Electric Co Ltd	157,136
672		Hoganas AB (Class B)	17,620
8,390		Johnson Matthey plc	231,463
118,000		Kobe Steel Ltd	404,554
38,000		Mitsubishi Materials Corp	142,734
23,000		Mitsui Mining & Smelting Co Ltd	115,188
29,028		Mittal Steel Co NV	1,225,418
16,000		Nippon Light Metal Co Ltd	41,007
256,000		Nippon Steel Corp	1,471,400
37,000		Nisshin Steel Co Ltd	137,423
28,776		Norsk Hydro ASA	893,020
23,519		OneSteel Ltd	86,883
3,823		Outokumpu Oyj	149,680
1,645		Salzgitter AG.	215,084
30,200		Sumitomo Electric Industries Ltd	472,014
170,000		Sumitomo Metal Industries Ltd	738,540
21,000		Sumitomo Metal Mining Co Ltd	269,459
15,014		ThyssenKrupp AG.	707,346
1,000		Toho Titanium Co Ltd	52,519
3,700		Tokyo Steel Manufacturing Co Ltd	58,016
1,657		Vallourec	481,865
5,647		Viohalco S.A.	70,369
3,625		Voestalpine AG.	204,661
		TOTAL PRIMARY METAL INDUSTRIES	11,430,093

PRINTING AND PUBLISHING - 0.80%
11,054		APN News & Media Ltd	52,789
5,391		Arnoldo Mondadori Editore S.p.A.	56,362
25,000		Dai Nippon Printing Co Ltd	386,118
11,683		Daily Mail & General Trust	164,014
6,317		De La Rue plc	79,715
8,141		Emap plc	128,715
7,227		Eniro AB	95,537
20,531		Independent News & Media plc	81,577
37,969		John Fairfax Holdings Ltd	144,759
2,328	*	Metro International S.A. (B Shares)	3,095
4,713		PagesJaunes Groupe S.A.	93,756
32,422		Pearson plc	489,761
28,645		Reed Elsevier NV	488,540
51,046		Reed Elsevier plc	560,204
2,026		Schibsted ASA	72,459

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
63,000		Singapore Press Holdings Ltd	$175,804
21,000		Toppan Printing Co Ltd	231,873
11,079		Trinity Mirror plc	101,846
10,761		United Business Media plc	146,014
11,835		Wolters Kluwer NV	340,419
32,206		Yell Group plc	359,435
		TOTAL PRINTING AND PUBLISHING	4,252,792

RAILROAD TRANSPORTATION - 0.42%
64		Central Japan Railway Co	661,485
142		East Japan Railway Co	948,616
15,659		Firstgroup plc	176,295
24,000		Odakyu Electric Railway Co Ltd	153,473
67		West Japan Railway Co	286,568
		TOTAL RAILROAD TRANSPORTATION	2,226,437

REAL ESTATE - 2.45%
3,000		Allgreen Properties Ltd	2,562
1,500	*	Allgreen Properties Ltd	655
32,275		Ascendas Real Estate Investment Trust	56,185
4,526		Bovis Homes Group plc	96,062
21,591		British Land Co plc	724,590
9,228		Brixton plc	104,073
52,000		CapitaLand Ltd	210,204
6,225		Castellum AB	82,973
32,612		Centro Properties Group	234,254
63,000		Cheung Kong Holdings Ltd	775,523
20,400		City Developments Ltd	168,919
288		Cofinimmo	57,862
1,572		Corio NV	128,449
101,394		DB RREEF Trust	142,062
1,940		Fadesa Inmobiliaria S.A.	90,015
471		Gecina S.A.	90,152
11,820		Hammerson plc	364,971
94,000		Hang Lung Properties Ltd	235,656
38,000		Henderson Land Development Co Ltd	212,514
20,000		Hopewell Holdings	70,195
24,179		Hysan Development Co Ltd	63,258
17,330	*	IMMOFINANZ Immobilien Anlagen AG.	247,065
63,708		Investa Property Group	126,222
3,182		IVG Immobilien AG.	136,680
18,133		Kerry Properties Ltd	84,740
705		Klepierre	133,080
5,504		Kungsleden AB	84,418
4,800		Leopalace21 Corp	153,271
11,273		Liberty International plc	308,130
57,222		Macquarie Goodman Group	343,277
39,336		Mirvac Group	173,568
49,000		Mitsubishi Estate Co Ltd	1,268,182
34,000		Mitsui Fudosan Co Ltd	829,965
110,410		New World Development Ltd	222,288
3,770		ORIX Corp	1,091,353
30,000		Shun TAK Holdings Ltd	45,897
4,000		Singapore Land Ltd	22,429
44,972		Sino Land Co	104,996
18,841		Slough Estates plc	289,774
58,052		Stockland Trust Group	379,416

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
16,000		Sumitomo Realty & Development Co Ltd	$513,592
56,000		Sun Hung Kai Properties Ltd	643,277
10,000		Tokyo Tatemono Co Ltd	111,424
17,000		Tokyu Land Corp	160,279
1,914		Unibail	467,667
873		Wereldhave NV	116,277
62,619		Westfield Group	1,037,496
1,089		Wihlborgs Fastigheter AB	22,708
15,500		Wing Tai Holdings Ltd	23,042
		TOTAL REAL ESTATE	13,051,647

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.45%
5,682		Ansell Ltd	50,457
25,400		Bridgestone Corp	566,674
5,484		Continental AG.	637,767
15,000		Denki Kagaku Kogyo KK	62,392
5,788		Michelin (C.G.D.E.) (Class B)	553,930
27,000		Mitsui Chemicals, Inc	207,823
3,795		Nokian Renkaat Oyj	77,749
102,833		Pirelli & C S.p.A.	102,419
6,000		Sumitomo Bakelite Co Ltd	41,444
2,185		Uponor Oyj	81,799
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,382,454

SECURITY AND COMMODITY BROKERS - 1.28%
7,152		Australian Stock Exchange Ltd	215,372
8,523		Babcock & Brown Ltd	166,845
52,000		Daiwa Securities Group, Inc	583,337
4,259		Deutsche Boerse AG.	783,829
50		E*Trade Securities Co Ltd	47,477
3,623		Euronext NV	428,036
1,120		Hellenic Exchanges S.A.	20,610
44,000		Hong Kong Exchanges and Clearing Ltd	483,653
271,806		Legal & General Group plc	838,201
6,806		London Stock Exchange Group plc	174,571
10,430		Macquarie Bank Ltd	649,822
4,900		Matsui Securities Co Ltd	37,181
10,000		Mitsubishi Securities Co	111,088
33,500		Nikko Cordial Corp	384,249
73,900		Nomura Holdings, Inc	1,394,105
2,679		OMX AB	49,307
457		SBI Holdings, Inc	153,991
5,097		Schroders plc	111,375
16,000		Shinko Securities Co Ltd	62,115
32,000		Singapore Exchange Ltd	118,924
4,098	*	Tower Ltd	6,381
		TOTAL SECURITY AND COMMODITY BROKERS	6,820,469

SOCIAL SERVICES - 0.02%
6,447		Vedior NV	133,697
		TOTAL SOCIAL SERVICES	133,697

SPECIAL TRADE CONTRACTORS - 0.06%
5,000		COMSYS Holdings Corp	55,376
2,544		KCI Konecranes Oyj	74,888
4,000		Kinden Corp	32,368
3,144		Kone Oyj (Class B)	178,210
		TOTAL SPECIAL TRADE CONTRACTORS	340,842

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 1.12%
39,000		Asahi Glass Co Ltd	$468,636
6,000		Central Glass Co Ltd	34,385
9,194		Cimpor Cimentos de Portugal S.A.	76,339
13,191		Compagnie de Saint-Gobain	1,108,319
7,377		Cookson Group plc	90,709
5,256		CRH plc	218,829
36,299		CSR Ltd	107,447
1,704		FLSmidth & Co A/S	108,295
28,894		Hanson plc	435,902
8,396		Holcim Ltd	769,662
2,469		Italcementi S.p.A.	69,649
17,289		James Hardie Industries NV	131,148
6,258		Lafarge S.A.	930,997
11,000		NGK Insulators Ltd	169,892
16,000		Nippon Sheet Glass Co Ltd	75,022
880	*	RHI AG.	44,955
37,844		Rinker Group Ltd	539,190
15,000		Sumitomo Osaka Cement Co Ltd	49,032
37,000		Taiheiyo Cement Corp	144,885
12,000		Toto Ltd	120,197
36,000		UBE Industries Ltd	103,458
2,859		Wienerberger AG.	169,830
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,966,778

TEXTILE MILL PRODUCTS - 0.00%**
4,153	*	Fiberweb plc	16,914
8,000		Texwinca Holdings Ltd	5,544
		TOTAL TEXTILE MILL PRODUCTS	22,458

TOBACCO PRODUCTS - 0.87%
10,846		Altadis S.A.	567,677
64,894		British American Tobacco plc	1,815,705
28,602		Imperial Tobacco Group plc	1,125,644
189		Japan Tobacco, Inc	913,197
12,480		Swedish Match AB	233,341
		TOTAL TOBACCO PRODUCTS	4,655,564

TRANSPORTATION BY AIR - 0.50%
4,762		Air France-KLM	200,462
24,000		All Nippon Airways Co Ltd	84,904
33,136		Auckland International Airport Ltd	51,128
13,954		BBA Aviation plc	74,725
23,619	*	British Airways plc	243,945
40,000		Cathay Pacific Airways Ltd	98,633
9,586		Deutsche Lufthansa AG.	263,835
439		Flughafen Wien AG.	43,115
16,511		Iberia Lineas Aereas de Espana	60,155
32,000	*	Japan Airlines Corp	57,006
20,827		Macquarie Airports	59,183
36,959		Qantas Airways Ltd	152,286
1,080	*	Ryanair Holdings plc (ADR)	88,020
37,478		SABMiller plc	862,230
1,899	*	SAS AB	32,316
23,000		Singapore Airlines Ltd	262,429
		TOTAL TRANSPORTATION BY AIR	2,634,372

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 4.42%
42,729		Cobham plc	$162,096
38,000		Cosco Corp Singapore Ltd	56,985
37,256		DaimlerChrysler AG.	2,301,605
1,054		DaimlerChrysler AG.	64,726
23,100		Denso Corp	916,197
131		D'ieteren S.A.	46,638
13,280		European Aeronautic Defence and Space Co	457,538
21,984	*	Fiat S.p.A.	420,208
26,690		GKN plc	145,279
46,400		Hankyu Hanshin Holdings, Inc	265,132
11,000		Hino Motors Ltd	56,569
65,300		Honda Motor Co Ltd	2,578,967
53,500		Johnson Electric Holdings Ltd	36,660
9,000		JTEKT Corp	190,958
50,000		Kawasaki Heavy Industries Ltd	187,807
22,000		Keppel Corp Ltd	252,453
4,910		Lagardere S.C.A.	395,367
5,112		MAN AG.	461,973
6,000		NHK Spring Co Ltd	63,073
16,000		NSK Ltd	157,708
6,185		Peugeot S.A.	409,857
330		Porsche AG.	419,959
7,745		Renault S.A.	930,361
173		Rieter Holding AG.	90,511
73,875		Rolls-Royce Group plc	647,652
18,000		SembCorp Marine Ltd	39,902
2,600		Shimano, Inc	75,375
55,000		Singapore Technologies Engineering Ltd	110,448
22,724		Smiths Group plc	441,150
3,356		Thales S.A.	167,368
2,000		Tokai Rika Co Ltd	50,922
32,108		Tomkins plc	154,495
1,900		Toyoda Gosei Co Ltd	43,986
8,600		Toyota Industries Corp	395,294
119,800		Toyota Motor Corp	8,013,176
2,882		Trelleborg AB (B Shares)	69,041
9,942		Volkswagen AG.	1,127,211
13,151		Volvo AB (B Shares)	905,747
7,100		Yamaha Motor Co Ltd	223,133
		TOTAL TRANSPORTATION EQUIPMENT	23,533,527

TRANSPORTATION SERVICES - 0.21%
6,776		Arriva plc	101,362
98		Kuoni Reisen Holding	52,438
53,065		MTR Corp	133,442
5,452		National Express Group plc	120,627
31,389		Stagecoach Group plc	94,032
1,022		Stolt-Nielsen S.A.	31,306
28,483		Sydney Roads Group	29,678
25,883		Toll Holdings Ltd	373,268
8,034	*	TUI AG.	160,563
		TOTAL TRANSPORTATION SERVICES	1,096,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.47%
32,206		Deutsche Post AG.	$971,005
834		DSV A/S	152,367
8,000		Kamigumi Co Ltd	65,476
5,000		Mitsubishi Logistics Corp	77,602
31,000		Nippon Express Co Ltd	169,581
4,000		Seino Holdings Corp	37,578
18,164		TNT NV	781,180
16,000		Yamato Transport Co Ltd	246,040
		TOTAL TRUCKING AND WAREHOUSING	2,500,829

WATER TRANSPORTATION - 0.39%
46		AP Moller - Maersk A/S	433,225
1,522		Cargotec Corp (B Shares)	84,583
7,121		Carnival plc	360,839
310		Compagnie Maritime Belge S.A.	13,344
524		D/S Torm A/S	34,322
377		Euronav NV	11,267
1,791		Frontline Ltd	57,735
18,000		Kawasaki Kisen Kaisha Ltd	140,818
2,003		Kuehne & Nagel International AG.	145,725
43,000		Mitsui OSK Lines Ltd	424,201
13,000		Neptune Orient Lines Ltd	17,715
43,000		Nippon Yusen Kabushiki Kaisha	314,357
8,300		Orient Overseas International Ltd	52,820
		TOTAL WATER TRANSPORTATION	2,090,951

WHOLESALE TRADE-DURABLE GOODS - 0.95%
3,353		AGFA-Gevaert NV	85,690
12,604		Assa Abloy AB (Class B)	274,322
800		Autobacs Seven Co Ltd	29,242
22,758		Boral Ltd	137,065
3,680		Buhrmann NV	54,698
13,087		Bunzl plc	161,048
3,000		Canon Marketing Japan Inc	68,190
3,961		Compagnie Generale d'Optique Essilor International S.A.	425,877
1,500		Creative Technology Ltd	9,976
14,625		Electrocomponents plc	83,974
17,605	*	Hagemeyer NV	89,239
18,321		Inchcape plc	181,513
886	*	Kingboard Laminates Holdings Ltd	948
5,066		Kingspan Group plc	134,215
24,000	*	Melco International Development	56,897
14		NET One Systems Co Ltd	18,470
94,300		Nissan Motor Co Ltd	1,135,514
2,952		Rautaruukki Oyj	117,488
11,143	*	Securitas Direct AB (B Shares)	35,321
11,143	*	Securitas Systems AB (B Shares)	45,087
44,600		Sumitomo Corp	667,473
2,314	*	Tandberg Television ASA	29,021
15,194		Wesfarmers Ltd	450,230
27,414		Wolseley plc	661,826
1,755		Zodiac S.A.	117,919
		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,071,243

WHOLESALE TRADE-NONDURABLE GOODS - 1.22%
793		Axfood AB	32,781
5,364		Billabong International Ltd	73,673

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,758		Casino Guichard Perrachon S.A.	$163,373
3,317		Celesio AG.	177,946
43,000		Esprit Holdings Ltd	480,124
81,331		Foster's Group Ltd	444,253
7,433		Fyffes plc	17,465
85,300		Li & Fung Ltd	265,387
64,000		Marubeni Corp	324,827
6,756		Metro AG.	430,839
56,600		Mitsubishi Corp	1,065,367
52,000		Nippon Oil Corp	347,817
1,728		Oriflame Cosmetics S.A.	71,180
7,804		Orkla ASA	441,817
1,136		Societe BIC S.A.	79,103
2,700		Suzuken Co Ltd	101,644
71,535		Unilever NV	1,954,605
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,472,201

		TOTAL COMMON STOCKS	531,471,790
		(Cost $396,862,373)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.04%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.04%
$ 210,000		Federal Home Loan Banks (FHLB) 4.800%, 01/02/07	209,887
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	209,887

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $209,972)	209,887

		TOTAL PORTFOLIO - 99.91%
		(Cost $397,072,345)	531,681,677
		OTHER ASSETS & LIABILITIES, NET - 0.09%	499,277

		NET ASSETS - 100.00%	$532,180,954

	*	Non-income producing
	**	Percentage represents less than 0.01%
	b	In bankruptcy
	m	Indicates a security has been deemed illiquid
	v	Security valued at fair value

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY (Unaudited)
December 31, 2006

		% OF
	VALUE	MARKET
DOMESTIC
UNITED STATES OF AMERICA	$4,587,271	0.86%
TOTAL DOMESTIC	4,587,271	0.86

FOREIGN
AUSTRALIA	29,547,592	5.56
AUSTRIA	3,160,869	0.60
BELGIUM	6,523,787	1.23
DENMARK	4,269,102	0.80
FINLAND	7,490,938	1.41
FRANCE	53,717,273	10.10
GERMANY	39,538,759	7.44
GREECE	3,348,561	0.63
HONG KONG	9,135,000	1.72
IRELAND	4,602,275	0.87
ITALY	20,513,085	3.86
JAPAN	118,467,299	22.28
NETHERLANDS	17,944,778	3.38
NORWAY	4,730,574	0.89
NEW ZEALAND	713,501	0.13
PORTUGAL	1,772,985	0.33
SINGAPORE	4,863,943	0.91
SPAIN	21,559,034	4.05
SWEDEN	13,662,498	2.57
SWITZERLAND	36,520,251	6.87
UNITED KINGDOM	125,012,302	23.51
TOTAL FOREIGN	527,094,406	99.14

TOTAL PORTFOLIO	$531,681,677	100.00%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.97%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
1,750	*	Chiquita Brands International, Inc	$27,948
		TOTAL AGRICULTURAL PRODUCTION-CROPS	27,948

AMUSEMENT AND RECREATION SERVICES - 0.02%
1,088		International Speedway Corp (Class A)	55,532
		TOTAL AMUSEMENT AND RECREATION SERVICES	55,532

APPAREL AND ACCESSORY STORES - 0.81%
3,913		American Eagle Outfitters, Inc	122,125
533	*	AnnTaylor Stores Corp	17,504
734		Bebe Stores, Inc	14,526
1,065	*	Charming Shoppes, Inc	14,409
2,739	*	Chico's FAS, Inc	56,670
2,815		Foot Locker, Inc	61,733
19,013		Gap, Inc	370,754
6,742	*	Kohl's Corp	461,355
9,538		Limited Brands, Inc	276,030
5,324		Nordstrom, Inc	262,686
1,000	*	Pacific Sunwear Of California, Inc	19,580
2,834		Ross Stores, Inc	83,036
799		Stage Stores, Inc	24,282
1,910	*	Urban Outfitters, Inc	43,987
		TOTAL APPAREL AND ACCESSORY STORES	1,828,677

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
77		Columbia Sportswear Co	4,289
837	*	Hartmarx Corp	5,909
1,141		Kellwood Co	37,105
1,579		Liz Claiborne, Inc	68,623
77		Phillips-Van Heusen Corp	3,863
1,141		Polo Ralph Lauren Corp	88,610
2,510		VF Corp	206,021
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	414,420

AUTO REPAIR, SERVICES AND PARKING - 0.02%
305		Bandag, Inc	15,381
122		Central Parking Corp	2,196
153		Ryder System, Inc	7,812
609	*	Wright Express Corp	18,983
		TOTAL AUTO REPAIR, SERVICES AND PARKING	44,372

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
533		Advance Auto Parts	18,953
761		Asbury Automotive Group, Inc	17,929
381	*	Autozone, Inc	44,028
839	*	Carmax, Inc	44,996
381	*	Copart, Inc	11,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,141	*	Rush Enterprises, Inc (Class A)	$19,306
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	156,642

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.18%
685		Fastenal Co	24,578
42,078		Home Depot, Inc	1,689,852
31,417		Lowe's Cos, Inc	978,640
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,693,070

BUSINESS SERVICES - 6.68%
4,704	*	3Com Corp	19,333
764	*	3D Systems Corp	12,193
5,659	*	Activision, Inc	97,561
324		Administaff, Inc	13,857
10,831	*	Adobe Systems, Inc	445,371
3,183	*	Akamai Technologies, Inc	169,081
1,479	*	Alliance Data Systems Corp	92,393
388	*	aQuantive, Inc	9,568
2,354	*	Ariba, Inc	18,220
3,285	*	Art Technology Group, Inc	7,654
200	*	Aspen Technology, Inc	2,204
814	*	Audible, Inc	6,455
4,120	*	Autodesk, Inc	166,695
20,462		Automatic Data Processing, Inc	1,007,754
6,481	*	BEA Systems, Inc	81,531
3,158	*	BearingPoint, Inc	24,853
1,826	*	BISYS Group, Inc	23,574
1,800	*	Blackboard, Inc	54,072
397	*	Blue Coat Systems, Inc	9,508
1,978	*	Bottomline Technologies, Inc	22,648
305		Brink's Co	19,496
1,024	*	Cerner Corp	46,592
989	*	Checkfree Corp	39,718
4,076	*	Ciber, Inc	27,635
18,471	*	CMGI, Inc	24,751
2,341	*	CNET Networks, Inc	21,280
2,487	*	Cogent Communications Group, Inc	40,339
2,093	*	Cogent, Inc	23,044
600		Cognex Corp	14,292
4,857	*	Compuware Corp	40,459
1,978	*	Convergys Corp	47,037
153	*	CSG Systems International, Inc	4,090
685		Deluxe Corp	17,262
290	*	Digital River, Inc	16,179
1,833	*	DST Systems, Inc	114,801
100	*	Earthlink, Inc	710
21,075	*	eBay, Inc	633,725
381	*	eFunds Corp	10,478
6,071	*	Electronic Arts, Inc	305,736
2,046	*	Emdeon Corp	25,350
684	*	Equinix, Inc	51,724
10,999	*	Evergreen Energy, Inc	108,780
3,597	*	Expedia, Inc	75,465
685		Fair Isaac Corp	27,845
305	*	First Advantage Corp (Class A)	7,003
5,313	*	Fiserv, Inc	278,507
99	*	Gartner, Inc	1,959

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
989	*	Gerber Scientific, Inc	$12,422
1,008	*	Getty Images, Inc	43,163
3,452	*	Google, Inc (Class A)	1,589,577
1,054	*	iGate Corp	7,252
4,403		IMS Health, Inc	120,994
1,598	*	Infocrossing, Inc	26,047
1,674	*	Informatica Corp	20,440
1,522		infoUSA, Inc	18,127
14,603	*	Innovative Solutions & Support, Inc	248,689
1,537		Interactive Data Corp	36,949
1,998	*	Internap Network Services Corp	39,700
6,878	*	Intuit, Inc	209,848
400	*	inVentiv Health, Inc	14,140
1,446	*	Ipass, Inc	8,502
2,167	*	Iron Mountain, Inc	89,584
533		Jack Henry & Associates, Inc	11,406
258	*	Jupitermedia Corp	2,043
461	*	Kanbay International, Inc	13,263
685	*	Kinetic Concepts, Inc	27,092
1,674	*	Lamar Advertising Co (Class A)	109,463
2,313	*	Lawson Software, Inc	17,093
1,265	*	Lionbridge Technologies	8,147
700	*	Liquidity Services, Inc	12,047
1,646		Manpower, Inc	123,335
837		Marchex, Inc (Class B)	11,199
874	*	Mentor Graphics Corp	15,758
181,356		Microsoft Corp	5,415,290
1,528	*	Midway Games, Inc	10,665
3,125		MoneyGram International, Inc	98,000
1,885	*	Monster Worldwide, Inc	87,916
685	*	MPS Group, Inc	9,713
1,141	*	Ness Technologies, Inc	16,271
820	*	NIC, Inc	4,075
6,633	*	Novell, Inc	41,125
2,799	*	Nuance Communications, Inc	32,077
5,192		Omnicom Group, Inc	542,772
2,099	*	Opsware, Inc	18,513
689	*	Parametric Technology Corp	12,416
926	*	PeopleSupport, Inc	19,492
381	*	Portfolio Recovery Associates, Inc	17,789
3,000	*	Premiere Global Services, Inc	28,320
1,396	*	Quest Software, Inc	20,451
1,725	*	RealNetworks, Inc	18,872
2,500	*	Rewards Network, Inc	17,375
2,809		Robert Half International, Inc	104,270
1,680	*	Salesforce.com, Inc	61,236
4,181	*	Sapient Corp	22,954
6,541		ServiceMaster Co	85,753
617	*	Smith Micro Software, Inc	8,755
406	*	Sohu.com, Inc	9,744
17,366	*	Sonus Networks, Inc	114,442
995	*	Spherion Corp	7,393
2,891		Startek, Inc	39,144
67,922	*	Sun Microsystems, Inc	368,137
913	*	SYKES Enterprises, Inc	16,105
17,746	*	Symantec Corp	370,004
913	*	SYNNEX Corp	20,031

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
381	*	TeleTech Holdings, Inc	$9,098
4,355	*	TIBCO Software, Inc	41,111
3,144	*	Tiens Biotech Group USA, Inc	12,356
2,206		Total System Services, Inc	58,216
305	*	Travelzoo, Inc	9,135
302	*	Trizetto Group, Inc	5,548
5,629	*	Unisys Corp	44,131
1,290		United Online, Inc	17,131
1,071	*	United Rentals, Inc	27,236
533	*	Universal Compression Holdings, Inc	33,105
760	*	Vasco Data Security International	9,006
4,014	*	VeriSign, Inc	96,537
457		Viad Corp	18,554
457	*	WebEx Communications, Inc	15,945
		TOTAL BUSINESS SERVICES	15,181,271

CHEMICALS AND ALLIED PRODUCTS - 9.58%
39,828		Abbott Laboratories	1,940,022
2,516	*	Abraxis BioScience, Inc	68,787
837	*	Adams Respiratory Therapeutics, Inc	34,158
229	*	Adolor Corp	1,722
3,095	*	ADVENTRX Pharmaceuticals, Inc	9,130
10,860		Air Products & Chemicals, Inc	763,241
1,000		Alberto-Culver Co	21,450
77	*	Alexion Pharmaceuticals, Inc	3,110
229	*	Alkermes, Inc	3,062
24,027	*	Amgen, Inc	1,641,284
515	*	Arena Pharmaceuticals, Inc	6,649
528	*	Array Biopharma, Inc	6,822
385	*	Atherogenics, Inc	3,815
1,700	*	Auxilium Pharmaceuticals, Inc	24,973
3,879		Avery Dennison Corp	263,500
6,009		Avon Products, Inc	198,537
3,746	*	Barr Pharmaceuticals, Inc	187,750
2,071	*	Bentley Pharmaceuticals, Inc	21,062
3,347	*	Bioenvision, Inc	15,530
989	*	BioMarin Pharmaceuticals, Inc	16,210
1,978	*	Bradley Pharmaceuticals, Inc	40,707
44,360		Bristol-Myers Squibb Co	1,167,555
1,217		Cabot Corp	53,025
2,739	*	Calgon Carbon Corp	16,982
1,300	*	Caraco Pharmaceutical Laboratories Ltd	18,200
1,541	*	Cell Genesys, Inc	5,224
685	*	Cephalon, Inc	48,231
229	*	Charles River Laboratories International, Inc	9,904
1,217		Clorox Co	78,071
12,425		Colgate-Palmolive Co	810,607
2,555	*	Combinatorx, Inc	22,126
481	*	Cotherix, Inc	6,489
305	*	Cypress Bioscience, Inc	2,364
913		Dade Behring Holdings, Inc	36,347
2,875	*	Dendreon Corp	11,989
215	*	Digene Corp	10,303
4,818	*	Durect Corp	21,392
6,693		Ecolab, Inc	302,524
429	*	Encysive Pharmaceuticals, Inc	1,806
1,929	*	Enzon Pharmaceuticals, Inc	16,416

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
533		Estee Lauder Cos (Class A)	$21,757
8,469	*	Forest Laboratories, Inc	428,531
11,894	*	Genentech, Inc	964,960
5,797	*	Genzyme Corp	356,979
381	*	Geron Corp	3,345
9,753	*	Gilead Sciences, Inc	633,262
1,857		H.B. Fuller Co	47,948
2,379	*	Hospira, Inc	79,887
1,968	*	Human Genome Sciences, Inc	24,482
3,549	*	Huntsman Corp	67,325
1,029	*	Idexx Laboratories, Inc	81,600
861	*	Immucor, Inc	25,167
1,261	*	Inverness Medical Innovations, Inc	48,801
761	*	Invitrogen Corp	43,065
9,812	*	King Pharmaceuticals, Inc	156,207
1,141		Lubrizol Corp	57,198
1,983		Mannatech, Inc	29,210
632	*	Medarex, Inc	9,347
1,978		Medicis Pharmaceutical Corp (Class A)	69,487
3,606	*	Medimmune, Inc	116,726
55,601		Merck & Co, Inc	2,424,204
457	*	MGI Pharma, Inc	8,413
3,347	*	Millennium Pharmaceuticals, Inc	36,482
9,146		Mylan Laboratories, Inc	182,554
913	*	Nabi Biopharmaceuticals	6,190
700	*	Nalco Holding Co	14,322
2,035	*	Nastech Pharmaceutical Co, Inc	30,790
837	*	NBTY, Inc	34,794
1,969	*	Neurocrine Biosciences, Inc	20,517
1,772	*	Noven Pharmaceuticals, Inc	45,097
100	*	NPS Pharmaceuticals, Inc	453
609	*	Nuvelo, Inc	2,436
100	*	OraSure Technologies, Inc	826
793	*	Pacific Ethanol, Inc	12,204
1,902	*	Par Pharmaceutical Cos, Inc	42,548
1,141	*	PDL BioPharma, Inc	22,980
1,522	*	Penwest Pharmaceuticals Co	25,296
4,767		Perrigo Co	82,469
1,065	*	Pharmion Corp	27,413
607	*	Pioneer Cos, Inc	17,397
761	*	Pozen, Inc	12,929
8,898		PPG Industries, Inc	571,341
13,117		Praxair, Inc	778,232
2,953	*	Prestige Brands Holdings, Inc	38,448
64,413		Procter & Gamble Co	4,139,824
457	*	Progenics Pharmaceuticals, Inc	11,763
1,161	*	Renovis, Inc	3,669
7,137		Rohm & Haas Co	364,843
2,815		RPM International, Inc	58,805
1,893	*	Salix Pharmaceuticals Ltd	23,038
38,050		Schering-Plough Corp	899,502
1,674	*	Sciele Pharma, Inc	40,176
1,917	*	Sepracor, Inc	118,049
1,826		Sigma-Aldrich Corp	141,917
1,532	*	Sirna Therapeutics, Inc	19,931
600	*	Somaxon Pharmaceuticals, Inc	8,514
675	*	SuperGen, Inc	3,429

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
229	*	Tanox, Inc	$4,557
919	*	USANA Health Sciences, Inc	47,476
1,065		Valspar Corp	29,437
1,214	*	VCA Antech, Inc	39,079
1,162	*	Vertex Pharmaceuticals, Inc	43,482
5,096	*	Watson Pharmaceuticals, Inc	132,649
1,448	*	Zymogenetics, Inc	22,545
		TOTAL CHEMICALS AND ALLIED PRODUCTS	21,767,380

COMMUNICATIONS - 5.60%
6,981		Alltel Corp	422,211
5,857	*	American Tower Corp (Class A)	218,349
381	*	Anixter International, Inc	20,688
87,691		AT&T, Inc	3,134,953
42,376		BellSouth Corp	1,996,333
5,822		Cablevision Systems Corp (Class A)	165,811
1,400		CenturyTel, Inc	61,124
8,450		Citadel Broadcasting Corp	84,162
609		Citizens Communications Co	8,751
153	*	Cox Radio, Inc (Class A)	2,494
1,065	*	Crown Castle International Corp	34,400
2,438	*	Crown Media Holdings, Inc (Class A)	8,850
703	*	Dobson Communications Corp (Class A)	6,123
1,734		Embarq Corp	91,163
1,370		Entercom Communications Corp (Class A)	38,607
788	*	FiberTower Corp	4,633
837		Global Payments, Inc	38,753
2,282		Gray Television, Inc	16,727
761		Hearst-Argyle Television, Inc	19,406
6,562	*	IAC/InterActiveCorp	243,844
11,229	*	Level 3 Communications, Inc	62,882
9,747	*	Liberty Global, Inc (Class A)	284,125
5,718	*	Liberty Media Corp - Capital (Series A)	560,250
19,766	*	Liberty Media Holding Corp (Interactive A)	426,353
900	*	Lightbridge, Inc	12,186
4,336	*	Lin TV Corp (Class A)	43,143
324	*	NeuStar, Inc (Class A)	10,511
1,598	*	NII Holdings, Inc	102,975
942	*	Novatel Wireless, Inc	9,109
3,573	*	Radio One, Inc (Class D)	24,082
413		Salem Communications Corp (Class A)	4,935
464	*	SAVVIS, Inc	16,569
393	*	SBA Communications Corp (Class A)	10,808
2,944	*	Spanish Broadcasting System, Inc (Class A)	12,100
47,830		Sprint Nextel Corp	903,509
800		Telephone & Data Systems, Inc	43,464
350	*	Terremark Worldwide, Inc	2,352
2,920	*	TiVo, Inc	14,950
8,062	*	Univision Communications, Inc (Class A)	285,556
61,869		Verizon Communications, Inc	2,304,002
19,233	*	Viacom, Inc (Class B)	789,130
5,976		Windstream Corp	84,979
6,313	*	Wireless Facilities, Inc	17,992
5,644	*	XM Satellite Radio Holdings, Inc (Class A)	81,556
		TOTAL COMMUNICATIONS	12,724,900

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 10.07%
91,140		Bank of America Corp	$4,865,965
17,429		BB&T Corp	765,656
700		City National Corp	49,840
4,031		Comerica, Inc	236,539
533		Commerce Bancorp, Inc	18,799
1,065		Compass Bancshares, Inc	63,527
23,659		Fifth Third Bancorp	968,363
1,370		First Horizon National Corp	57,239
4,640		Fremont General Corp	75,214
4,792		Hudson City Bancorp, Inc	66,513
2,054		IndyMac Bancorp, Inc	92,759
12,398		Keycorp	471,496
3,474		M&T Bank Corp	424,384
5,248		Marshall & Ilsley Corp	252,481
10,344		Mellon Financial Corp	436,000
600		Mercantile Bankshares Corp	28,074
21,643		National City Corp	791,268
3,183		New York Community Bancorp, Inc	51,246
4,564		Northern Trust Corp	276,989
9,603		PNC Financial Services Group, Inc	711,006
3,555		Popular, Inc	63,812
2,130	*	R & G Financial Corp (Class B)	16,295
20,008		Regions Financial Corp	748,299
8,203		Sovereign Bancorp, Inc	208,274
10,131		State Street Corp	683,235
11,429		SunTrust Banks, Inc	965,179
6,085		Synovus Financial Corp	187,601
1,443		TD Banknorth, Inc	46,580
1,750		UnionBanCal Corp	107,188
54,569		US Bancorp	1,974,852
50,333		Wachovia Corp	2,866,464
32,156		Washington Mutual, Inc	1,462,776
77,635		Wells Fargo & Co	2,760,701
1,077		Zions Bancorporation	88,788
		TOTAL DEPOSITORY INSTITUTIONS	22,883,402

EATING AND DRINKING PLACES - 1.30%
3,727	*	AFC Enterprises	65,856
1,027		Applebees International, Inc	25,336
609		Bob Evans Farms, Inc	20,840
500	*	Cheesecake Factory	12,300
4,057		Darden Restaurants, Inc	162,970
38,859		McDonald's Corp	1,722,619
18,641	*	Starbucks Corp	660,264
6,473		Tim Hortons, Inc	187,458
3,043		Wendy's International, Inc	100,693
		TOTAL EATING AND DRINKING PLACES	2,958,336

EDUCATIONAL SERVICES - 0.00%**
38	*	Laureate Education, Inc	1,848
		TOTAL EDUCATIONAL SERVICES	1,848

ELECTRIC, GAS, AND SANITARY SERVICES - 5.66%
17,540	*	AES Corp	386,582
6,769		AGL Resources, Inc	263,382
2,688		Allete, Inc	125,100
8,211		Alliant Energy Corp	310,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,623		Aqua America, Inc	$36,972
6,009		Atmos Energy Corp	191,747
9,685		Avista Corp	245,127
3,119		Cascade Natural Gas Corp	80,844
1,826		CH Energy Group, Inc	96,413
8,372		Cleco Corp	211,226
18,144		Consolidated Edison, Inc	872,182
5,250		Crosstex Energy, Inc	166,373
5,553		Duquesne Light Holdings, Inc	110,227
20,856		El Paso Corp	318,680
10,344		Empire District Electric Co	255,393
2,434		Energen Corp	114,252
14,547		Energy East Corp	360,766
547		EnergySouth, Inc	21,935
9,660		Hawaiian Electric Industries, Inc	262,269
10,040		Idacorp, Inc	388,046
1,141		ITC Holdings Corp	45,526
11,333		KeySpan Corp	466,693
10,664		Kinder Morgan, Inc	1,127,718
533		Laclede Group, Inc	18,671
586		Markwest Hydrocarbon, Inc	28,450
2,754		Metal Management, Inc	104,239
3,213		MGE Energy, Inc	117,532
6,922		National Fuel Gas Co	266,774
153		New Jersey Resources Corp	7,433
2,309		Nicor, Inc	108,061
21,387		NiSource, Inc	515,427
8,339		Northeast Utilities	234,826
4,859	*	NRG Energy, Inc	272,153
9,186		NSTAR	315,631
14,223		OGE Energy Corp	568,920
7,834		Oneok, Inc	337,802
3,972		Otter Tail Corp	123,768
20,460		Pepco Holdings, Inc	532,165
2,130		Piedmont Natural Gas Co, Inc	56,978
20,992		Puget Energy, Inc	532,357
4,355		Questar Corp	361,683
1,058		Resource America, Inc (Class A)	27,931
9,448	*	Sierra Pacific Resources	159,010
1,370		South Jersey Industries, Inc	45,772
19,586		Synagro Technologies, Inc	86,570
12,638		TECO Energy, Inc	217,753
2,967		UGI Corp	80,940
2,054		UIL Holdings Corp	86,658
4,052		Unisource Energy Corp	148,020
3,955		Vectren Corp	111,847
2,266	*	Waste Services, Inc	22,320
3,955		WGL Holdings, Inc	128,854
19,837		Williams Cos, Inc	518,142
4,960		WPS Resources Corp	267,989
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	12,862,258

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.37%
9,417	*	Advanced Micro Devices, Inc	191,636
3,348	*	Agere Systems, Inc	64,181
3,950		American Power Conversion Corp	120,831
8,949		Ametek, Inc	284,936

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
14,159	*	Apple Computer, Inc	$1,201,250
2,509	*	Arris Group, Inc	31,388
1,732	*	Atheros Communications, Inc	36,926
381		Baldor Electric Co	12,733
500	*	Benchmark Electronics, Inc	12,180
5,483	*	Brocade Communications Systems, Inc	45,015
1,800	*	CalAmp Corp	15,192
4,280	*	Capstone Turbine Corp	5,264
352	*	C-COR, Inc	3,921
111,940	*	Cisco Systems, Inc	3,059,320
15,358	*	Conexant Systems, Inc	31,330
922	*	Cree, Inc	15,969
1,600		CTS Corp	25,120
800	*	Directed Electronics, Inc	9,160
2,237	*	Ditech Networks, Inc	15,480
2,980	*	Emcore Corp	16,479
34,544		Emerson Electric Co	1,523,045
305	*	Energizer Holdings, Inc	21,652
350	*	Energy Conversion Devices, Inc	11,893
426	*	Evergreen Solar, Inc	3,225
8,531	*	Finisar Corp	27,555
917	*	FuelCell Energy, Inc	5,924
2,002	*	GrafTech International Ltd	13,854
229	*	Greatbatch, Inc	6,165
1,065		Harman International Industries, Inc	106,404
2,754	*	Harmonic, Inc	20,022
118,067		Intel Corp	2,390,857
1,170	*	Interdigital Communications Corp	39,254
3,823	*	InterVoice, Inc	29,284
1,061		Lincoln Electric Holdings, Inc	64,106
1,157	*	Loral Space & Communications, Inc	47,113
270		LSI Industries, Inc	5,360
6,334	*	LSI Logic Corp	57,006
2,778	*	McData Corp (Class A)	15,418
814	*	Medis Technologies Ltd	14,188
13,437	*	Micron Technology, Inc	187,581
4,529		Molex, Inc	143,252
48,282		Motorola, Inc	992,678
6,447	*	MRV Communications, Inc	22,822
5,855		National Semiconductor Corp	132,909
609	*	Novellus Systems, Inc	20,962
1,074	*	Omnivision Technologies, Inc	14,660
4,640	*	ON Semiconductor Corp	35,125
3,771	*	Optical Communication Products, Inc	6,184
685		Park Electrochemical Corp	17,570
1,442		Plantronics, Inc	30,570
639	*	Plexus Corp	15,259
1,742	*	Polycom, Inc	53,845
1,112	*	Power-One, Inc	8,095
3,036	*	Powerwave Technologies, Inc	19,582
1,722	*	QLogic Corp	37,746
32,617		Qualcomm, Inc	1,232,596
5,015	*	Quantum Fuel Systems Technologies Worldwide, Inc	8,024
1,522		RadioShack Corp	25,539
1,341	*	Radyne Corp	14,402
3,182	*	RF Micro Devices, Inc	21,606
584	*	Silicon Storage Technology, Inc	2,634

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
41,167	*	Sirius Satellite Radio, Inc	$145,731
5,122	*	Sycamore Networks, Inc	19,259
2,434	*	Symmetricom, Inc	21,711
609		Technitrol, Inc	14,549
1,750	*	Tekelec	25,953
2,130		Teleflex, Inc	137,513
9,034	*	Tellabs, Inc	92,689
34,800		Texas Instruments, Inc	1,002,240
1,359	*	Thomas & Betts Corp	64,254
7,799	*	Transmeta Corp	8,657
4,390	*	Transwitch Corp	6,146
995	*	Trident Microsystems, Inc	18,089
2,018	*	Triquint Semiconductor, Inc	9,081
2,358	*	TTM Technologies, Inc	26,716
1,000		Vicor Corp	11,110
685		Whirlpool Corp	56,869
6,438		Xilinx, Inc	153,289
12,138	*	Zhone Technologies, Inc	15,901
70	*	Zoltek Cos, Inc	1,377
428	*	Zoran Corp	6,240
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	14,481,651

ENGINEERING AND MANAGEMENT SERVICES - 0.78%
1,293	*	Amylin Pharmaceuticals, Inc	46,639
913	*	Applera Corp (Celera Genomics Group)	12,773
604	*	Ariad Pharmaceuticals, Inc	3,105
6,485	*	Celgene Corp	373,082
305		Corporate Executive Board Co	26,749
548	*	CV Therapeutics, Inc	7,650
894	*	Digitas, Inc	11,989
153	*	Gen-Probe, Inc	8,013
1,478	*	Harris Interactive, Inc	7,449
1,734	*	Hewitt Associates, Inc (Class A)	44,651
381	*	ICOS Corp	12,874
1,592	*	Incyte Corp	9,297
2,057	*	Isis Pharmaceuticals, Inc	22,874
434	*	Lexicon Genetics, Inc	1,567
5,629		Moody's Corp	388,739
10,384		Paychex, Inc	410,583
86	*	Per-Se Technologies, Inc	2,389
5,280		Quest Diagnostics, Inc	279,840
737	*	Regeneron Pharmaceuticals, Inc	14,792
3,926	*	Rentech, Inc	14,801
153	*	Telik, Inc	678
3,320	*	Tetra Tech, Inc	60,059
685	*	Trimeris, Inc	8,706
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,769,299

FABRICATED METAL PRODUCTS - 0.68%
5,918		Commercial Metals Co	152,684
837	*	Commercial Vehicle Group, Inc	18,247
1,774		Dynamic Materials Corp	49,849
1,674		Gulf Island Fabrication, Inc	61,771
21,502		Illinois Tool Works, Inc	993,177
800		Insteel Industries, Inc	14,232
457	*	Jacuzzi Brands, Inc	5,681
1,970		Pentair, Inc	61,858

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,130		Silgan Holdings, Inc	$93,550
685		Snap-On, Inc	32,633
913		Valmont Industries, Inc	50,662
		TOTAL FABRICATED METAL PRODUCTS	1,534,344

FOOD AND KINDRED PRODUCTS - 2.82%
9,584		Campbell Soup Co	372,722
8,595		Coca-Cola Enterprises, Inc	175,510
700		Corn Products International, Inc	24,178
13,502		General Mills, Inc	777,715
11,637		H.J. Heinz Co	523,781
661	*	Hansen Natural Corp	22,262
5,781		Hershey Co	287,894
14,110		Kellogg Co	706,347
1,522		McCormick & Co, Inc	58,688
3,347		Pepsi Bottling Group, Inc	103,456
42,269		PepsiCo, Inc	2,643,926
17,476		Sara Lee Corp	297,616
7,876		Wrigley (Wm.) Jr Co	407,347
		TOTAL FOOD AND KINDRED PRODUCTS	6,401,442

FOOD STORES - 0.34%
16		Arden Group, Inc (Class A)	1,981
17,944		Kroger Co	413,968
2,434	*	Pathmark Stores, Inc	27,139
5,076		Supervalu, Inc	181,467
2,967		Whole Foods Market, Inc	139,241
		TOTAL FOOD STORES	763,796

FORESTRY - 0.26%
3,100		Rayonier, Inc	127,255
6,738		Weyerhaeuser Co	476,040
		TOTAL FORESTRY	603,295

FURNITURE AND FIXTURES - 0.54%
1,598		Hillenbrand Industries, Inc	90,974
8,585		Johnson Controls, Inc	737,623
3,347		Leggett & Platt, Inc	79,993
10,724		Masco Corp	320,326
536	*	Tempur-Pedic International, Inc	10,967
		TOTAL FURNITURE AND FIXTURES	1,239,883

FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
4,412	*	Bed Bath & Beyond, Inc	168,097
1,182		Circuit City Stores, Inc	22,434
229	*	Mohawk Industries, Inc	17,143
1,558	*	Restoration Hardware, Inc	13,259
229		Williams-Sonoma, Inc	7,200
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	228,133

GENERAL BUILDING CONTRACTORS - 0.49%
605		Beazer Homes USA, Inc	28,441
2,586		Centex Corp	145,514
6,748		DR Horton, Inc	178,755
1,141	*	Hovnanian Enterprises, Inc (Class A)	38,680
46		Lennar Corp (B Shares)	2,260
3,575		Lennar Corp (Class A)	187,545

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,522		Levitt Corp (Class A)	$18,629
609		MDC Holdings, Inc	34,743
242	*	Meritage Homes Corp	11,548
49	*	NVR, Inc	31,605
7,968		Pulte Homes, Inc	263,900
533		Ryland Group, Inc	29,112
1,413		Standard-Pacific Corp	37,854
2,649	*	Toll Brothers, Inc	85,377
642	*	WCI Communities, Inc	12,314
		TOTAL GENERAL BUILDING CONTRACTORS	1,106,277

GENERAL MERCHANDISE STORES - 1.19%
457	*	99 Cents Only Stores	5,562
305	*	Big Lots, Inc	6,991
12,460		Costco Wholesale Corp	658,760
3,195		Dollar General Corp	51,312
2,967		Family Dollar Stores, Inc	87,022
5,772		JC Penney Co, Inc	446,522
457	*	Retail Ventures, Inc	8,701
19,506		Target Corp	1,112,817
11,672		TJX Cos, Inc	332,885
		TOTAL GENERAL MERCHANDISE STORES	2,710,572

HEALTH SERVICES - 1.37%
1,411	*	Alliance Imaging, Inc	9,383
761	*	Amsurg Corp	17,503
229	*	Bio-Reference Labs, Inc	5,150
1,399		Brookdale Senior Living, Inc	67,152
2,108	*	Community Health Systems, Inc	76,984
229	*	Corvel Corp	10,894
2,257	*	DaVita, Inc	128,378
1,357	*	Edwards Lifesciences Corp	63,833
3,147	*	Express Scripts, Inc	225,325
747	*	Five Star Quality Care, Inc	8,329
6,938		Health Management Associates, Inc (Class A)	146,461
687	*	Healthways, Inc	32,777
2,075	*	Hythiam, Inc	19,173
3,534	*	Laboratory Corp of America Holdings	259,643
1,055	*	LifePoint Hospitals, Inc	35,554
2,232	*	Lincare Holdings, Inc	88,923
837	*	Medcath Corp	22,900
2,961	*	Nektar Therapeutics	45,037
2,557		Omnicare, Inc	98,777
229		Option Care, Inc	3,263
512	*	Pediatrix Medical Group, Inc	25,037
2,011		Pharmaceutical Product Development, Inc	64,794
1,028	*	Psychiatric Solutions, Inc	38,571
1,370	*	RehabCare Group, Inc	20,345
1,283	*	Sierra Health Services, Inc	46,239
1,324	*	Sunrise Senior Living, Inc	40,673
685	*	Symbion, Inc	12,679
1,925	*	Triad Hospitals, Inc	80,523
989		Universal Health Services, Inc (Class B)	54,820
1,674	*	VistaCare, Inc (Class A)	16,991
17,150	*	WellPoint, Inc	1,349,534
		TOTAL HEALTH SERVICES	3,115,645

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 3.07%
12,466		Allied Capital Corp	$407,389
229		AMB Property Corp	13,422
1,217		American Financial Realty Trust	13,922
2,206		Annaly Mortgage Management, Inc	30,685
6,933		Archstone-Smith Trust	403,570
1,370		AvalonBay Communities, Inc	178,169
2,662		Boston Properties, Inc	297,825
300		Capital Southwest Corp	37,872
1,355		Cherokee, Inc	58,143
2,500		Colonial Properties Trust	117,200
761		Crescent Real Estate Equities Co	15,030
1,600		Developers Diversified Realty Corp	100,720
3,416		Duke Realty Corp	139,714
18,958		Equity Office Properties Trust	913,207
10,689		Equity Residential	542,467
300		Essex Property Trust, Inc	38,775
153		FelCor Lodging Trust, Inc	3,342
4,085		General Growth Properties, Inc	213,360
2,510	*	Harris & Harris Group, Inc	30,346
761		Health Care Property Investors, Inc	28,020
153		Highwoods Properties, Inc	6,236
1,913		Hospitality Properties Trust	90,925
11,561		Host Marriott Corp	283,823
1,902		HRPT Properties Trust	23,490
2,358		iStar Financial, Inc	112,760
6,196		Kimco Realty Corp	278,510
153		Liberty Property Trust	7,518
8,062		Luminent Mortgage Capital, Inc	78,282
1,065		MFA Mortgage Investments, Inc	8,190
1,300		Mid-America Apartment Communities, Inc	74,412
1,200		Nationwide Health Properties, Inc	36,264
4,765		New Plan Excel Realty Trust	130,942
3,023		NTL, Inc	76,301
1,000		Post Properties, Inc	45,700
7,726		Prologis	469,509
3,600		Public Storage, Inc	351,000
6,541		Simon Property Group, Inc	662,538
6,500		Spirit Finance Corp	81,055
913		Tarragon Corp	11,111
3,955		Vornado Realty Trust	480,533
1,751		Weingarten Realty Investors	80,739
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,973,016

HOTELS AND OTHER LODGING PLACES - 0.22%
3,419		Choice Hotels International, Inc	143,940
3,324	*	Gaylord Entertainment Co	169,291
6,705	*	Great Wolf Resorts, Inc	93,602
3,727	*	Lodgian, Inc	50,687
1,978		Marcus Corp	50,597
		TOTAL HOTELS AND OTHER LODGING PLACES	508,117

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.71%
22,133		3M Co	1,724,825
3,080	*	AGCO Corp	95,295
5,629		American Standard Cos, Inc	258,090
1,065		Ampco-Pittsburgh Corp	35,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
34,197		Applied Materials, Inc	$630,935
745	*	Astec Industries, Inc	26,150
3,389	*	Axcelis Technologies, Inc	19,758
1,978		Black & Decker Corp	158,181
685		Briggs & Stratton Corp	18,461
842	*	Brooks Automation, Inc	12,125
757		Cascade Corp	40,045
229		CDW Corp	16,103
1,293	*	Columbus McKinnon Corp	27,179
1,598		Cummins, Inc	188,852
6,922		Deere & Co	658,075
42,186	*	Dell, Inc	1,058,447
685		Donaldson Co, Inc	23,776
761	*	Dril-Quip, Inc	29,801
42,912	*	EMC Corp	566,438
305	*	Emulex Corp	5,951
652	*	Entegris, Inc	7,055
305	*	Flowserve Corp	15,393
1,141	*	FMC Technologies, Inc	70,320
400	*	Gardner Denver, Inc	14,924
913	*	Gehl Co	25,135
3,009		Graco, Inc	119,217
4,497	*	Grant Prideco, Inc	178,846
54,815		Hewlett-Packard Co	2,257,830
229	*	Intermec, Inc	5,558
33,483		International Business Machines Corp	3,252,873
518	*	Intevac, Inc	13,442
2,352	*	Lam Research Corp	119,058
1,978	*	LB Foster Co (Class A)	51,250
837		Lennox International, Inc	25,621
1,446	*	Lexmark International, Inc (Class A)	105,847
617		Lufkin Industries, Inc	35,835
1,838		Manitowoc Co, Inc	109,232
913		Modine Manufacturing Co	22,852
457		Nordson Corp	22,772
837	*	Oil States International, Inc	26,977
2,226		Pall Corp	76,908
1,522	*	ProQuest Co	15,905
310	*	Rackable Systems, Inc	9,601
305		Sauer-Danfoss, Inc	9,836
1,545	*	Semitool, Inc	20,564
2,500	*	Sigma Designs, Inc	63,625
5,553		Smith International, Inc	228,062
22,820	*	Solectron Corp	73,480
1,293		SPX Corp	79,080
1,978		Stanley Works	99,474
3,275		Tennant Co	94,975
585	*	TurboChef Technologies, Inc	9,957
840	*	Ultratech, Inc	10,483
1,983	*	VA Software Corp	9,974
2,282	*	Varian Medical Systems, Inc	108,555
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,984,659

INSTRUMENTS AND RELATED PRODUCTS - 5.12%
457	*	Advanced Medical Optics, Inc	16,086
859	*	Affymetrix, Inc	19,809
77		Analogic Corp	4,323

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,358		Bard (C.R.), Inc	$195,643
533		Bausch & Lomb, Inc	27,748
17,752		Baxter International, Inc	823,515
2,465		Beckman Coulter, Inc	147,407
7,769		Becton Dickinson & Co	544,995
5,457		Biomet, Inc	225,210
23,862	*	Boston Scientific Corp	409,949
486	*	Bruker BioSciences Corp	3,650
903	*	Cepheid, Inc	7,676
229		Cooper Cos, Inc	10,191
4,620	*	Credence Systems Corp	24,024
4,377		Dentsply International, Inc	130,653
3,437	*	Depomed, Inc	11,858
77	*	DJ Orthopedics, Inc	3,297
533	*	Flir Systems, Inc	16,965
242	*	Formfactor, Inc	9,015
305	*	Hologic, Inc	14,420
533	*	Illumina, Inc	20,952
1,627	*	Input/Output, Inc	22,176
444	*	Intuitive Surgical, Inc	42,580
1,636	*	Ixia	15,706
69,557		Johnson & Johnson	4,592,153
3,779		Kla-Tencor Corp	188,005
2,157	*	LTX Corp	12,079
28,250		Medtronic, Inc	1,511,658
533	*	Millipore Corp	35,498
1,245	*	MKS Instruments, Inc	28,112
305	*	OYO Geospace Corp	17,717
1,293	*	Photon Dynamics, Inc	15,115
6,529		Pitney Bowes, Inc	301,575
3,500	*	RAE Systems, Inc	11,200
381	*	Resmed, Inc	18,753
305	*	Rofin-Sinar Technologies, Inc	18,440
1,598		Roper Industries, Inc	80,284
6,541	*	St. Jude Medical, Inc	239,139
8,586		Stryker Corp	473,174
77	*	Techne Corp	4,270
1,770		Tektronix, Inc	51,631
8,489	*	Thermo Electron Corp	384,467
2,500	*	ThermoGenesis Corp	10,775
1,598	*	Waters Corp	78,254
22,360	*	Xerox Corp	379,002
1,902		X-Rite, Inc	23,395
5,172	*	Zimmer Holdings, Inc	405,381
800	*	Zygo Corp	13,160
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,641,085

INSURANCE AGENTS, BROKERS AND SERVICE - 0.62%
4,031		Brown & Brown, Inc	113,715
3,195		Clark, Inc	53,133
3,575		Crawford & Co (Class B)	26,098
12,865		Hartford Financial Services Group, Inc	1,200,433
900	*	USI Holdings Corp	13,824
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,407,203

INSURANCE CARRIERS - 4.49%
11,737		Aetna, Inc	506,804

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,141		Affirmative Insurance Holdings, Inc	$18,564
21,199		Aflac, Inc	975,154
3,879		Ambac Financial Group, Inc	345,503
2,397		American Financial Group, Inc	86,076
1,491	*	AMERIGROUP Corp	53,512
3,651		Assurant, Inc	201,718
823	*	Centene Corp	20,221
20,382		Chubb Corp	1,078,412
9,047		Cincinnati Financial Corp	409,920
1,293		Commerce Group, Inc	38,467
1,348		Erie Indemnity Co (Class A)	78,157
1,217		Hanover Insurance Group, Inc	59,390
2,022		HCC Insurance Holdings, Inc	64,886
631	*	HealthExtras, Inc	15,207
13,436		Lincoln National Corp	892,150
153	*	Markel Corp	73,455
4,640		MBIA, Inc	338,998
1,065		Mercury General Corp	56,157
2,434		MGIC Investment Corp	152,222
663	*	Molina Healthcare, Inc	21,554
457		Odyssey Re Holdings Corp	17,046
1,674		Phoenix Cos, Inc	26,600
34	*	PMA Capital Corp (Class A)	313
989		PMI Group, Inc	46,651
9,931		Principal Financial Group	582,950
23,253		Progressive Corp	563,188
685		Protective Life Corp	32,538
17,357		Prudential Financial, Inc	1,490,272
1,750		Radian Group, Inc	94,343
5,151		Safeco Corp	322,195
22,371		St. Paul Travelers Cos, Inc	1,201,099
381		Stancorp Financial Group, Inc	17,164
1,750		Unitrin, Inc	87,693
4,792		W.R. Berkley Corp	165,372
1,033	*	WellCare Health Plans, Inc	71,174
		TOTAL INSURANCE CARRIERS	10,205,125

LEATHER AND LEATHER PRODUCTS - 0.14%
7,186	*	Coach, Inc	308,711
609		Weyco Group, Inc	15,134
		TOTAL LEATHER AND LEATHER PRODUCTS	323,845

LUMBER AND WOOD PRODUCTS - 0.00%**
533	*	Champion Enterprises, Inc	4,989
		TOTAL LUMBER AND WOOD PRODUCTS	4,989

METAL MINING - 0.10%
2,358	*	Rosetta Resources, Inc	44,024
5,067		Royal Gold, Inc	182,311
		TOTAL METAL MINING	226,335

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
1,131		Callaway Golf Co	16,298
545		Daktronics, Inc	20,083
609	*	K2, Inc	8,033
1,636		Marine Products Corp	19,207
16,836		Mattel, Inc	381,504

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
229		Nautilus, Inc	$3,206
1,519	*	Russ Berrie & Co, Inc	23,469
84	*	Steinway Musical Instruments, Inc	2,608
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	474,408

MISCELLANEOUS RETAIL - 1.34%
6,181	*	Amazon.com, Inc	243,902
7,226		Best Buy Co, Inc	355,447
609	*	Coldwater Creek, Inc	14,933
16,995		CVS Corp	525,315
432	*	Dollar Tree Stores, Inc	13,003
515	*	Drugstore.com, Inc	1,885
2,408	*	GSI Commerce, Inc	45,150
164	*	Nutri/System, Inc	10,396
4,479	*	Office Depot, Inc	170,963
130	*	Overstock.com, Inc	2,054
749		Petsmart, Inc	21,616
14,591		Staples, Inc	389,580
913		Tiffany & Co	35,826
22,482		Walgreen Co	1,031,699
4,182		World Fuel Services Corp	185,932
		TOTAL MISCELLANEOUS RETAIL	3,047,701

MOTION PICTURES - 2.06%
457	*	Avid Technology, Inc	17,028
8,284	*	Discovery Holding Co (Class A)	133,290
761	*	DreamWorks Animation SKG, Inc (Class A)	22,442
761		Regal Entertainment Group (Class A)	16,225
115,525		Time Warner, Inc	2,516,135
57,786		Walt Disney Co	1,980,326
		TOTAL MOTION PICTURES	4,685,446

NONDEPOSITORY INSTITUTIONS - 3.17%
1,131	*	Accredited Home Lenders Holding Co	30,854
335		Advanta Corp (Class A)	13,336
913		Advanta Corp (Class B)	39,834
5,659		American Capital Strategies Ltd	261,785
34,476		American Express Co	2,091,659
3,595	*	AmeriCredit Corp	90,486
1,438		Ares Capital Corp	27,480
1,000		Asta Funding, Inc	30,440
8,104		Capital One Financial Corp	622,549
2,418		CapitalSource, Inc	66,036
837		CharterMac	17,970
7,081		CIT Group, Inc	394,907
1,337	*	CompuCredit Corp	53,226
16,548		Countrywide Financial Corp	702,463
1,589	*	Credit Acceptance Corp	52,961
5,933	*	Doral Financial Corp	17,028
1,141		Federal Agricultural Mortgage Corp (Class C)	30,955
1,441		First Marblehead Corp	78,751
25,015		Freddie Mac	1,698,519
5,705		MCG Capital Corp	115,926
4,813		Medallion Financial Corp	59,537
1,437	*	Nelnet, Inc (Class A)	39,316
12,778		SLM Corp	623,183
500	*	United PanAm Financial Corp	6,880

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
685	*	World Acceptance Corp	$32,161
		TOTAL NONDEPOSITORY INSTITUTIONS	7,198,242

NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
2,282		AMCOL International Corp	63,303
571		Florida Rock Industries, Inc	24,582
2,978		Vulcan Materials Co	267,633
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	355,518

OIL AND GAS EXTRACTION - 3.13%
23,710		Anadarko Petroleum Corp	1,031,859
941	*	Atlas America, Inc	47,963
957	*	ATP Oil & Gas Corp	37,868
5,100	*	Aurora Oil & Gas Corp	16,371
8,942		Baker Hughes, Inc	667,610
2,054		Berry Petroleum Co (Class A)	63,695
900	*	Bronco Drilling Co, Inc	15,471
1,750		Cabot Oil & Gas Corp	106,138
2,702	*	Callon Petroleum Co	40,611
2,206	*	Cameron International Corp	117,028
837	*	Carrizo Oil & Gas, Inc	24,290
4,391	*	Cheniere Energy, Inc	126,768
13,220		Chesapeake Energy Corp	384,041
4,698		Cimarex Energy Co	171,477
533	*	Delta Petroleum Corp	12,344
4,412	*	Denbury Resources, Inc	122,609
2,054	*	Edge Petroleum Corp	37,465
1,370	*	Encore Acquisition Co	33,606
913	*	Energy Partners Ltd	22,295
5,640		ENSCO International, Inc	282,338
10,578		Equitable Resources, Inc	441,632
1,370	*	EXCO Resources, Inc	23,167
1,217	*	Exploration Co of Delaware, Inc	16,235
3,195	*	Forest Oil Corp	104,413
7,406	*	Gasco Energy, Inc	18,145
8,651	*	GeoGlobal Resources, Inc	67,910
2,815	*	Global Industries Ltd	36,708
533	*	GMX Resources, Inc	18,922
761	*	Goodrich Petroleum Corp	27,533
4,031	*	Grey Wolf, Inc	27,653
1,919	*	Helix Energy Solutions Group, Inc	60,199
5,095		Helmerich & Payne, Inc	124,675
1,674	*	Houston Exploration Co	86,680
2,662	*	McMoRan Exploration Co	37,854
11,130	*	Meridian Resource Corp	34,392
4,000	*	Metretek Technologies, Inc	49,280
3,490	*	National Oilwell Varco, Inc	213,518
457	*	Oceaneering International, Inc	18,143
1,712	*	Parallel Petroleum Corp	30,080
4,857	*	PetroHawk Energy Corp	55,856
153	*	Petroleum Development Corp	6,587
1,136	*	Petroquest Energy, Inc	14,473
5,377		Pioneer Natural Resources Co	213,413
2,081	*	Plains Exploration & Production Co	98,910
3,119		Pogo Producing Co	151,084
3,727	*	Pride International, Inc	111,847
2,200	*	Quest Resource Corp	22,220

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,636	*	Quicksilver Resources, Inc	$59,861
5,210		Range Resources Corp	143,067
2,358		Rowan Cos, Inc	78,286
3,570	*	Southwestern Energy Co	125,129
1,978		St. Mary Land & Exploration Co	72,870
1,750	*	Stone Energy Corp	61,863
533	*	Superior Energy Services	17,418
1,065	*	Swift Energy Co	47,723
2,662		Tidewater, Inc	128,734
457	*	Todco	15,616
1,716	*	Toreador Resources Corp	44,221
913	*	Unit Corp	44,235
2,098		W&T Offshore, Inc	64,451
1,141	*	Warren Resources, Inc	13,373
1,141	*	Whiting Petroleum Corp	53,171
14,044		XTO Energy, Inc	660,770
		TOTAL OIL AND GAS EXTRACTION	7,104,164

PAPER AND ALLIED PRODUCTS - 0.87%
2,206		Bemis Co	74,960
1,674		Bowater, Inc	37,665
3,651	*	Buckeye Technologies, Inc	43,739
1,750		Chesapeake Corp	29,785
11,835		International Paper Co	403,574
12,933		Kimberly-Clark Corp	878,797
8,215		MeadWestvaco Corp	246,943
2,358		Packaging Corp of America	52,112
1,217		Rock-Tenn Co (Class A)	32,993
2,434		Sonoco Products Co	92,638
1,378		Temple-Inland, Inc	63,429
1,674		Wausau Paper Corp	25,093
		TOTAL PAPER AND ALLIED PRODUCTS	1,981,728

PERSONAL SERVICES - 0.03%
1,200		Regis Corp	47,448
305		Weight Watchers International, Inc	16,022
		TOTAL PERSONAL SERVICES	63,470

PETROLEUM AND COAL PRODUCTS - 2.79%
1,964		Alon USA Energy, Inc	51,673
17,632		Apache Corp	1,172,704
1,750		Ashland, Inc	121,065
18,573		Devon Energy Corp	1,245,877
9,515		EOG Resources, Inc	594,212
6,940		Frontier Oil Corp	199,456
617	*	Headwaters, Inc	14,783
9,346		Hess Corp	463,281
3,036		Holly Corp	156,050
8,815		Murphy Oil Corp	448,243
4,716	*	Newfield Exploration Co	216,700
8,367		Noble Energy, Inc	410,569
5,020		Sunoco, Inc	313,047
16,123		Valero Energy Corp	824,853
4,513		Western Refining, Inc	114,901
		TOTAL PETROLEUM AND COAL PRODUCTS	6,347,414

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 1.30%
1,125	*	Brush Engineered Materials, Inc	$37,991
3,428	*	Century Aluminum Co	153,060
4,132		Chaparral Steel Co	182,924
1,080	*	CommScope, Inc	32,918
27,451	*	Corning, Inc	513,608
457		Encore Wire Corp	10,059
3,265		Gibraltar Industries, Inc	76,760
2,206		Hubbell, Inc (Class B)	99,733
989	*	Lone Star Technologies, Inc	47,877
3,119		Mueller Industries, Inc	98,872
10,815		Nucor Corp	591,148
2,200		Olympic Steel, Inc	48,906
2,092		Quanex Corp	72,362
5,300		Steel Dynamics, Inc	171,985
3,955		Steel Technologies, Inc	69,410
3,030		Tredegar Corp	68,508
5,574		United States Steel Corp	407,682
8,503	*	Wheeling-Pittsburgh Corp	159,261
6,465		Worthington Industries, Inc	114,560
		TOTAL PRIMARY METAL INDUSTRIES	2,957,624

PRINTING AND PUBLISHING - 0.97%
761	*	ACCO Brands Corp	20,144
457		Dow Jones & Co, Inc	17,366
1,141	*	Dun & Bradstreet Corp	94,463
6,709		EW Scripps Co (Class A)	335,047
77		Harte-Hanks, Inc	2,134
11,500		McGraw-Hill Cos, Inc	782,230
1,000		Meredith Corp	56,350
10,139		New York Times Co (Class A)	246,986
2,700	*	Presstek, Inc	17,172
653		R.H. Donnelley Corp	40,963
614		Standard Register Co	7,368
9,194		Tribune Co	282,991
685	*	Valassis Communications, Inc	9,933
381		Washington Post Co (Class B)	284,074
		TOTAL PRINTING AND PUBLISHING	2,197,221

RAILROAD TRANSPORTATION - 0.68%
17,650		CSX Corp	607,690
533	*	Genesee & Wyoming, Inc (Class A)	13,986
1,826	*	Kansas City Southern Industries, Inc	52,917
17,074		Norfolk Southern Corp	858,651
		TOTAL RAILROAD TRANSPORTATION	1,533,244

REAL ESTATE - 0.11%
3,371	*	CB Richard Ellis Group, Inc (Class A)	111,917
1,293		Forest City Enterprises, Inc (Class A)	75,511
229		Jones Lang LaSalle, Inc	21,107
5,017		Stewart Enterprises, Inc (Class A)	31,356
		TOTAL REAL ESTATE	239,891

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.08%
2,891		Cooper Tire & Rubber Co	41,341
1,750		Sealed Air Corp	113,610
837		Spartech Corp	21,946
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	176,897

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 3.49%
837		A.G. Edwards, Inc	$52,974
5,692		Ameriprise Financial, Inc	310,214
1,293		BlackRock, Inc	196,407
720	*	Cbot Holdings, Inc (Class A)	109,058
29,551		Charles Schwab Corp	571,516
685		Chicago Mercantile Exchange Holdings, Inc	349,179
7,292	*	E*Trade Financial Corp	163,487
533		Eaton Vance Corp	17,594
6,661		Franklin Resources, Inc	733,842
9,815		Goldman Sachs Group, Inc	1,956,620
1,400	*	IntercontinentalExchange, Inc	151,060
415		International Securities Exchange, Inc	19,418
153	*	Investment Technology Group, Inc	6,561
3,043		Janus Capital Group, Inc	65,698
1,065		Jefferies Group, Inc	28,563
2,168		Legg Mason, Inc	206,068
25,568		Merrill Lynch & Co, Inc	2,380,381
892	*	Nasdaq Stock Market, Inc	27,465
2,604	*	NYSE Group, Inc	253,109
1,065		SEI Investments Co	63,431
6,081		T Rowe Price Group, Inc	266,165
		TOTAL SECURITY AND COMMODITY BROKERS	7,928,810

SOCIAL SERVICES - 0.01%
2,700	*	Capital Senior Living Corp	28,728
		TOTAL SOCIAL SERVICES	28,728

SPECIAL TRADE CONTRACTORS - 0.02%
381	*	Layne Christensen Co	12,508
2,277	*	Quanta Services, Inc	44,789
		TOTAL SPECIAL TRADE CONTRACTORS	57,297

STONE, CLAY, AND GLASS PRODUCTS - 0.06%
132	*	Cabot Microelectronics Corp	4,480
229		CARBO Ceramics, Inc	8,558
1,434		Eagle Materials, Inc	61,992
4,054		Gentex Corp	63,080
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	138,110

TRANSPORTATION BY AIR - 0.68%
2,607	*	Airtran Holdings, Inc	30,606
989	*	Alaska Air Group, Inc	39,066
4,373	*	Continental Airlines, Inc (Class B)	180,386
5,568	*	ExpressJet Holdings, Inc	45,101
6,445		FedEx Corp	700,056
2,400	*	Frontier Airlines Holdings, Inc	17,760
4,082	*	JetBlue Airways Corp	57,964
3,694	*	Mesa Air Group, Inc	31,658
800	*	PHI, Inc	26,184
3,068		Skywest, Inc	78,265
22,561		Southwest Airlines Co	345,635
		TOTAL TRANSPORTATION BY AIR	1,552,681

TRANSPORTATION EQUIPMENT - 0.95%
1,141	*	Accuride Corp	12,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
381	*	Aftermarket Technology Corp	$8,108
2,206		American Axle & Manufacturing Holdings, Inc	41,892
2,398		ArvinMeritor, Inc	43,716
4,031		Autoliv, Inc	243,069
15,262	*	BE Aerospace, Inc	391,928
1,781		Brunswick Corp	56,814
229		Federal Signal Corp	3,673
800	*	Fuel Systems Solutions, Inc	17,664
7,608		Genuine Parts Co	360,847
7,857		Harley-Davidson, Inc	553,683
2,758		Harsco Corp	209,884
788		Noble International Ltd	15,799
1,750		Superior Industries International, Inc	33,723
1,370	*	Tenneco, Inc	33,866
685		Thor Industries, Inc	30,133
1,598	*	TRW Automotive Holdings Corp	41,340
4,468	*	Visteon Corp	37,889
1,065		Westinghouse Air Brake Technologies Corp	32,355
		TOTAL TRANSPORTATION EQUIPMENT	2,169,231

TRANSPORTATION SERVICES - 0.12%
1,293		CH Robinson Worldwide, Inc	52,871
2,054		Expeditors International Washington, Inc	83,187
1,940	*	RailAmerica, Inc	31,195
3,047		Sabre Holdings Corp (Class A)	97,169
		TOTAL TRANSPORTATION SERVICES	264,422

TRUCKING AND WAREHOUSING - 0.60%
18,083		United Parcel Service, Inc (Class B)	1,355,863
		TOTAL TRUCKING AND WAREHOUSING	1,355,863

WATER TRANSPORTATION - 0.02%
1,217	*	Gulfmark Offshore, Inc	45,528
153	*	Hornbeck Offshore Services, Inc	5,462
		TOTAL WATER TRANSPORTATION	50,990

WHOLESALE TRADE-DURABLE GOODS - 0.54%
4,900		Adesa, Inc	135,975
900		Agilysys, Inc	15,066
5,172		Barnes Group, Inc	112,491
1,522		BorgWarner, Inc	89,828
1,700		Castle (A.M.) & Co	43,265
822	*	Cytyc Corp	23,263
1,446		IKON Office Solutions, Inc	23,671
503		Martin Marietta Materials, Inc	52,267
1,141	*	MWI Veterinary Supply, Inc	36,854
3,454	*	Patterson Cos, Inc	122,652
4,260		Reliance Steel & Aluminum Co	167,759
5,071		Ryerson Tull, Inc	127,231
153	*	Tech Data Corp	5,794
3,058		W.W. Grainger, Inc	213,877
1,129	*	WESCO International, Inc	66,396
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,236,389

WHOLESALE TRADE-NONDURABLE GOODS - 0.99%
381		Airgas, Inc	15,438
6,200	*	Akorn, Inc	38,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
381	*	Allscripts Healthcare Solutions, Inc	$10,283
1,522	*	Dean Foods Co	64,350
4,260	*	Endo Pharmaceuticals Holdings, Inc	117,491
761	*	Henry Schein, Inc	37,274
2,773	*	Idearc, Inc	79,446
1,217		Nash Finch Co	33,224
6,998		Nike, Inc (Class B)	692,984
9,923		Safeway, Inc	342,939
1,446		Spartan Stores, Inc	30,265
1,293		Stride Rite Corp	19,498
21,112		Sysco Corp	776,077
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,258,019

		TOTAL COMMON STOCKS
		(Cost $202,458,617)	227,232,275

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.75%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.75%
$ 3,990,000		Federal Home Loan Bank (FHLB) 4.800%, 01/02/07	3,987,850
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	3,987,850
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $3,989,468)	3,987,850

		TOTAL PORTFOLIO - 101.72%
		(Cost $206,448,085)	231,220,125
		OTHER ASSETS & LIABILITIES, NET - (1.72%)	(3,915,537)

		NET ASSETS - 100.00%	$227,304,588

	*	Non-income producing
	**	Percentage is less than .01%

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.96%

AMUSEMENT AND RECREATION SERVICES - 1.32%
785,500	*	Sunterra Corp	$9,465,275
		TOTAL AMUSEMENT AND RECREATION SERVICES	9,465,275

HOLDING AND OTHER INVESTMENT OFFICES - 92.18%
216,600		Acadia Realty Trust	5,419,332
130,000		American Financial Realty Trust	1,487,200
620,100		Archstone-Smith Trust	36,096,021
265,500		AvalonBay Communities, Inc	34,528,275
262,500		BioMed Realty Trust, Inc	7,507,500
369,000		Boston Properties, Inc	41,283,720
289,300		BRE Properties, Inc (Class A)	18,810,286
127,000	g,v	CBRE Realty Finance, Inc	1,995,170
287,200		Cogdell Spencer, Inc	6,174,800
479,200		Corporate Office Properties Trust	24,185,224
114,924		Crescent Real Estate Equities Co	2,269,749
85,000		Digital Realty Trust, Inc	2,909,550
225,000		Douglas Emmett, Inc	5,982,750
284,500		EastGroup Properties, Inc	15,237,820
46,200		Equity Lifestyle Properties, Inc	2,514,666
602,600		Equity Office Properties Trust	29,027,242
413,300		Equity Residential	20,974,975
97,800		Essex Property Trust, Inc	12,640,650
91,500		Extra Space Storage, Inc	1,670,790
288,200		Federal Realty Investment Trust	24,497,000
46,000		First Potomac Realty Trust	1,339,060
484,300		General Growth Properties, Inc	25,294,989
140,000	g,v*	GSC Capital Corp	3,220,000
101,600		Highwoods Properties, Inc	4,141,216
1,284,000		Host Marriott Corp	31,522,200
184,000		Kilroy Realty Corp	14,352,000
390,000		Kimco Realty Corp	17,530,500
64,900		LaSalle Hotel Properties	2,975,665
255,400		Macerich Co	22,109,978
106,600	*	Mills Corp	2,132,000
891,800		Mission West Properties, Inc	11,682,580
35,200		Pennsylvania Real Estate Investment Trust	1,386,176
211,200	g,v*	People's Choice Financial Corp	422,400
391,700		Prologis	23,803,609
30,000		PS Business Parks, Inc	2,121,300
295,900		Public Storage, Inc	28,850,250
302,800		Regency Centers Corp	23,669,876
535,400		Simon Property Group, Inc	54,230,666
173,600		SL Green Realty Corp	23,050,608
139,200		Strategic Hotels & Resorts, Inc	3,033,168
98,400		Sunstone Hotel Investors, Inc	2,630,232
373,400		Taubman Centers, Inc	18,991,124
179,700		United Dominion Realty Trust, Inc	5,712,663

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
105,400		U-Store-It Trust	$2,165,970
299,900		Vornado Realty Trust	36,437,850
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	658,018,800

HOTELS AND OTHER LODGING PLACES - 1.70%
42,600		Hilton Hotels Corp	1,486,740
170,000		Starwood Hotels & Resorts Worldwide, Inc	10,625,000
		TOTAL HOTELS AND OTHER LODGING PLACES	12,111,740

REAL ESTATE - 3.76%
310,000	g,v	Asset Capital Corp, Inc	2,424,200
530,008	*	Brookfield Properties Corp	20,845,215
100,000	*	MI Developments, Inc	3,570,000
		TOTAL REAL ESTATE	26,839,415

		TOTAL COMMON STOCKS
		(Cost $576,366,555)	706,435,230

		TOTAL PORTFOLIO - 98.96%
		(Cost $576,366,555)	706,435,230
		OTHER ASSETS & LIABILITIES, NET - 1.04%	7,447,980

		NET ASSETS - 100.00%	$713,883,210

	*	Non-income producing
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in
		transaction exempt from registration to qualified institutional buyers.
		At December 31, 2006 , the value of these securities amounted to $8,061,770 or 1.13% of net assets.
	v	Security valued at fair value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Managed Allocation Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MANAGED ALLOCATION FUND II
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

SHARES	COMPANY	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 100.30%
852,862	TIAA-CREF Institutional Bond Plus Fund II	$8,605,383
57,481	TIAA-CREF Institutional High-Yield Fund II	579,410
246,925	TIAA-CREF Institutional International Equity Fund	3,148,298
472,433	TIAA-CREF Institutional Large-Cap Growth Fund	4,799,923
297,849	TIAA-CREF Institutional Large-Cap Value Fund	4,774,521
34,553	TIAA-CREF Institutional Short-Term Bond Fund II	346,224
58,817	TIAA-CREF Institutional Small-Cap Equity Fund	916,382
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
	(Cost $22,609,804)	23,170,141

	TOTAL PORTFOLIO - 100.30%
	(Cost $22,609,804)	23,170,141

	OTHER ASSETS & LIABILITIES, NET - (0.30)%	(61,135)
	NET ASSETS - 100.00%	$23,109,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 97.60%

CORPORATE BONDS - 35.90%

ASSET BACKED - 10.47%
$ 5,000,000		AmeriCredit Automobile Receivables Trust Series 2006-
		AF (Class A4)	5.640%	09/06/13	Aaa	$5,066,300
200,171	g,i	AQ Finance NIM Trust Series 2004-RN2	5.550	04/25/09	Aaa	200,141
127,868	g, i ,v	AQ Finance NIM Trust Series 2004-RN3	5.530	05/25/09	Aaa	127,868
78,426	g	Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	NR	78,353
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	401,493
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	968,874
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	994,272
1,330,685		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	1,306,284
1,010,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	998,648
1,378,049	i	CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	1,384,396
2,700,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	2,704,612
4,050,000		Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	4,044,111
255,267	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.570	02/15/29	Aaa	255,433
393,723		Detroit Edison Securitization Funding LLC Series 2001-1
		(Class A3)	5.875	03/01/10	Aaa	395,033
596,484	i	GMAC Mortgage Corporation Loan Trust 2005-HE2	4.622	11/25/35	Aaa	590,295
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	1,349,471
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	1,353,768
1,810,274	g, i	Golden Securities Corp Series 2003-A (Class A1)	5.626	12/02/13	Aaa	1,803,853
9,000,000	g	Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	8,946,225
4,600,000	v	HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	4,594,319
2,020,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	2,035,794
6,760,000		Household Credit Card Master Note Trust I Series 2006-1
		(Class A)	5.100	06/15/12	Aaa	6,763,711
15,000,000		Hyundai Auto Receivables Trust Series 2006-A (Class
		A3)	5.130	06/15/10	Aaa	14,978,865
165,238	g	Long Beach Asset Holdings Corp Series 2006-4 (Class
		N1)	5.877	06/25/46	NR	164,927
1,263,374	g,v	Long Beach Asset Holdings Corp Series 2006-6 (Class
		N1)	6.072	09/25/46	NR	1,238,107
2,764,908	g	Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	2,797,827
3,380,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	3,341,171

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.470	01/25/36	Aaa	$2,000,950
675,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	669,594
370,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	373,109
334,438		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	336,036
8,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-
		RS11 (Class M1)	5.970	11/25/34	Aa1	8,057,672
477,230		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	477,046
1,350,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A2)	5.750	02/25/36	Aaa	1,351,609
1,080,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class A3)	5.570	02/25/36	Aaa	1,078,951
200,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	200,942
2,020,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	Aaa	2,035,558
6,760,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI4 (Class A3)	5.440	09/25/36	Aaa	6,724,469
1,400,000	v	Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A2)	5.520	04/25/21	Aaa	1,400,219
2,500,000	v	Residential Funding Mortgage Securities II, Inc Series
		2006-HI5 (Class A3)	5.500	08/25/25	Aaa	2,490,234
2,020,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	2,017,829
1,487,970	g,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	1,500,538
8,000,000	g,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	7,932,188
5,000,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	4,912,590
9,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A3)	5.500	09/21/09	Aaa	9,038,079
10,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class A4)	5.540	04/20/11	Aaa	10,067,450
1,258,730	g, i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.710	05/25/35	NR	1,259,542
		TOTAL ASSET BACKED				132,808,756

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.25%
1,720,000		Home Depot, Inc	5.400	03/01/16	Aa3	1,681,702
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,468,407
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				3,150,109

CHEMICALS AND ALLIED PRODUCTS - 0.54%
1,620,000		Abbott Laboratories	5.600	05/15/11	A1	1,642,930
740,000		Ecolab, Inc	6.875	02/01/11	A2	778,029
280,000		EI Du Pont de Nemours & Co	3.375	11/15/07	A2	274,482
1,105,000		EI Du Pont de Nemours & Co	4.125	03/06/13	A2	1,031,490
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	245,079
1,010,000		Lubrizol Corp	5.500	10/01/14	Baa3	984,800
1,960,000		Procter & Gamble Co	4.950	08/15/14	Aa3	1,915,615
		TOTAL CHEMICALS AND ALLIED PRODUCTS				6,872,425

COMMUNICATIONS - 2.16%
670,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	649,960
16,000		AT&T Corp	6.000	03/15/09	NR	16,180
1,350,000		AT&T, Inc	5.100	09/15/14	A2	1,311,867

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 940,000		AT&T, Inc	6.150	09/15/34	A2	$922,790
180,000		BellSouth Corp	6.875	10/15/31	A2	189,619
1,180,000		Comcast Corp	5.650	06/15/35	Baa2	1,067,618
5,000,000		Comcast Corp	5.875	02/15/18	Baa2	4,936,312
270,000		Comcast Corp	6.500	11/15/35	Baa2	271,396
1,250,000	g	COX Communications, Inc	5.875	12/01/16	Baa3	1,241,134
950,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	1,165,979
600,000		Embarq Corp	7.995	06/01/36	Baa3	624,058
330,000		France Telecom S.A.	7.750	03/01/11	A3	359,428
1,330,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	1,452,668
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	479,497
2,530,000		Sprint Capital Corp	8.375	03/15/12	Baa3	2,814,674
2,000,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	1,951,107
485,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	462,775
430,000		Verizon Global Funding Corp	5.850	09/15/35	A3	411,021
2,190,000		Verizon Global Funding Corp	7.375	09/01/12	A3	2,395,805
670,000		Verizon New England, Inc	4.750	10/01/13	Baa1	616,171
1,120,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	1,126,785
500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	466,141
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,789,711
670,000		Viacom, Inc	6.875	04/30/36	Baa3	662,869
		TOTAL COMMUNICATIONS				27,385,565

DEPOSITORY INSTITUTIONS - 3.19%
1,350,000		Bank of America Corp	5.375	08/15/11	Aa2	1,359,959
700,000		Bank of America Corp	5.625	10/14/16	Aa2	712,115
670,000		Bank of America Corp	5.750	08/15/16	Aa3	684,133
500,000		Bank of America Corp	6.250	04/15/12	Aa2	522,739
1,350,000		Bank of America NA	6.000	10/15/36	Aa2	1,390,015
2,225,000		Bank One Corp	5.250	01/30/13	A1	2,209,582
1,350,000		Bank One Corp	2.625	06/30/08	Aa3	1,299,046
740,000		Bank One NA	5.500	03/26/07	Aa2	740,058
840,000	g, i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	820,357
500,000		Capital One Bank	5.125	02/15/14	A2	491,226
1,100,000		Citigroup, Inc	5.125	02/14/11	Aa1	1,097,238
2,570,000		Citigroup, Inc	5.125	05/05/14	Aa1	2,539,025
1,720,000		Citigroup, Inc	5.850	12/11/34	Aa1	1,748,638
840,000		Eksportfinans A/S	5.125	10/26/11	Aaa	843,607
650,000		FIA Card Services NA	4.625	08/03/09	Aa1	641,522
270,000		Golden West Financial Corp	4.750	10/01/12	Aa3	262,416
270,000		Greenpoint Financial Corp	3.200	06/06/08	A3	261,956
370,000		JPMorgan Chase & Co	7.875	06/15/10	A1	399,810
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	241,767
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	1,649,372
560,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	555,970
500,000		Manufacturers & Traders Trust Co	5.629	12/01/21	A3	492,168
370,000		Mellon Funding Corp	6.400	05/14/11	A2	386,513
740,000		Mellon Funding Corp	4.875	06/15/07	A1	738,679
370,000		National Westminster Bank plc	7.375	10/01/09	Aa2	390,255
670,000		Popular North America, Inc	3.875	10/01/08	A3	650,726
840,000		Popular North America, Inc	5.650	04/15/09	A3	842,455
330,000	g, i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	318,171
810,000		Regions Financial Corp	6.375	05/15/12	A2	848,574

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,010,000		Union Bank of California NA	5.950	05/11/16	A2	$1,035,088
940,000		US Bank NA	5.700	12/15/08	Aa2	947,045
550,000		Wachovia Bank NA	4.850	07/30/07	Aa2	548,204
1,010,000		Wachovia Bank NA	4.800	11/01/14	Aa3	967,017
940,000		Wachovia Corp	5.250	08/01/14	A1	927,587
1,350,000		Wachovia Corp	5.300	10/15/11	Aa3	1,354,331
1,350,000		Washington Mutual, Inc	5.500	08/24/11	A3	1,355,829
2,530,000		Wells Fargo & Co	5.300	08/26/11	Aa1	2,542,046
1,550,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,482,107
670,000		Wells Fargo Bank NA	5.950	08/26/36	Aa1	690,897
2,190,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	2,286,824
1,250,000		Wells Fargo Capital X	5.950	12/15/36	Aa3	1,250,906
		TOTAL DEPOSITORY INSTITUTIONS				40,525,973

ELECTRIC, GAS, AND SANITARY SERVICES - 1.51%
770,000		Atmos Energy Corp	4.000	10/15/09	Baa3	740,115
330,000		Carolina Power & Light Co	5.700	04/01/35	A3	322,497
270,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	298,923
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	316,764
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	970,786
500,000		Consumers Energy Co	4.400	08/15/09	Baa2	487,108
1,915,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,995,672
1,010,000		Florida Power & Light Co	4.850	02/01/13	Aa3	987,391
670,000		Florida Power Corp	4.500	06/01/10	A2	649,726
750,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	759,984
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	265,600
560,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	567,124
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	1,964,658
1,350,000		Northern States Power Co	6.250	06/01/36	A2	1,443,248
670,000		Northern States Power-Minnesota	5.250	07/15/35	A2	623,319
330,000		Ohio Power Co	5.300	11/01/10	A3	328,802
670,000		ONEOK Partners LP	5.900	04/01/12	Baa2	677,385
2,020,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	1,932,545
270,000		Public Service Co of Colorado	5.500	04/01/14	A3	269,588
330,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	335,116
770,000		Southern California Edison Co	5.350	07/15/35	A2	717,918
250,000		Southern California Edison Co	6.000	01/15/34	A2	255,414
740,000		Texas Eastern Transmission LP	5.250	07/15/07	Baa1	737,983
220,000		TXU Electric Delivery Co	7.250	01/15/33	Baa2	247,195
1,280,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,230,647
		TOTAL ELECTRIC, GAS, AND SANITARY				19,125,508

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.31%
2,130,000		Cisco Systems, Inc	5.250	02/22/11	A1	2,135,203
840,000		Cisco Systems, Inc	5.500	02/22/16	A1	842,676
370,000		Cooper Industries, Inc	5.250	07/01/07	A3	368,865
500,000		International Business Machines Corp	6.220	08/01/27	A1	527,522
		TOTAL ELECTRONIC AND OTHER ELECTRIC				3,874,266

FABRICATED METAL PRODUCTS - 0.15%
500,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	491,475
1,350,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	1,363,325
		TOTAL FABRICATED METAL PRODUCTS				1,854,800

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
FOOD AND KINDRED PRODUCTS - 0.50%
$ 1,180,000	Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	$1,137,519
270,000	Bottling Group LLC	4.625	11/15/12	Aa3	260,834
600,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	558,456
670,000	Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	770,158
740,000	Coors Brewing Co	6.375	05/15/12	Baa2	766,085
1,500,000	Diageo Capital plc	5.125	01/30/12	A3	1,481,064
370,000	Kellogg Co	6.600	04/01/11	A3	387,452
330,000	Kraft Foods, Inc	6.500	11/01/31	A3	353,827
670,000	WM Wrigley Jr Co	4.650	07/15/15	A1	634,028
	TOTAL FOOD AND KINDRED PRODUCTS				6,349,423

FOOD STORES - 0.14%
740,000	Kroger Co	6.800	04/01/11	Baa2	775,027
670,000	Safeway, Inc	4.125	11/01/08	Baa2	654,804
370,000	Safeway, Inc	7.250	02/01/31	Baa2	401,634
	TOTAL FOOD STORES				1,831,465

FURNITURE AND FIXTURES - 0.04%
560,000	Masco Corp	4.625	08/15/07	Baa1	555,922
	TOTAL FURNITURE AND FIXTURES				555,922

GENERAL BUILDING CONTRACTORS - 0.10%
1,350,000	Centex Corp	5.250	06/15/15	Baa2	1,278,927
	TOTAL GENERAL BUILDING CONTRACTORS				1,278,927

GENERAL MERCHANDISE STORES - 0.45%
670,000	May Department Stores Co	3.950	07/15/07	Baa1	663,484
2,020,000	Target Corp	5.875	07/15/16	A1	2,085,541
930,000	Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	968,440
1,350,000	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	1,306,746
770,000	Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	740,379
	TOTAL GENERAL MERCHANDISE STORES				5,764,590

HEALTH SERVICES - 0.05%
670,000	Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	659,391
	TOTAL HEALTH SERVICES				659,391

HOLDING AND OTHER INVESTMENT OFFICES - 0.29%
670,000	Archstone-Smith Trust	5.750	03/15/16	Baa1	674,491
500,000	Colonial Properties Trust	6.250	06/15/14	Baa3	508,782
1,350,000	iStar Financial, Inc	5.150	03/01/12	Baa2	1,310,150
500,000	iStar Financial, Inc	5.700	03/01/14	Baa2	495,473
670,000	Simon Property Group LP	5.600	09/01/11	A3	673,984
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,662,880

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.21%
1,690,000	Caterpillar, Inc	6.050	08/15/36	A2	1,742,117
935,000	Dover Corp	6.500	02/15/11	A2	974,521
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,716,638

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 0.10%
$ 270,000		Johnson & Johnson	3.800	05/15/13	Aaa	$251,036
600,000		Medtronic, Inc	4.750	09/15/15	A1	568,984
500,000		Thermo Electron Corp	5.000	06/01/15	Baa2	468,432
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,288,452

INSURANCE CARRIERS - 0.78%
1,350,000		Aetna, Inc	6.625	06/15/36	A3	1,448,375
330,000		Allstate Corp	5.000	08/15/14	A1	322,138
1,350,000		American International Group, Inc	5.050	10/01/15	Aa2	1,316,893
670,000	i	ING Groep NV	5.775	12/30/49	A2	667,236
670,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	653,033
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	487,663
770,000		Metlife, Inc	5.000	06/15/15	A2	746,031
500,000		Metlife, Inc	5.700	06/15/35	A2	489,003
1,010,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	981,521
330,000		Principal Financial Group, Inc	6.050	10/15/36	A2	338,773
670,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	667,653
1,110,000		WellPoint, Inc	5.000	01/15/11	Baa1	1,096,351
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	638,078
		TOTAL INSURANCE CARRIERS				9,852,748

METAL MINING - 0.12%
330,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	312,817
670,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	636,946
500,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	505,335
		TOTAL METAL MINING				1,455,098

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
770,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	775,248
560,000		Harsco Corp	5.125	09/15/13	A3	546,355
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,321,603

MISCELLANEOUS RETAIL - 0.03%
330,000		CVS Corp	6.125	08/15/16	Baa2	340,148
		TOTAL MISCELLANEOUS RETAIL				340,148

MOTION PICTURES - 0.38%
1,310,000		Historic TW, Inc	6.625	05/15/29	Baa2	1,319,858
670,000		News America, Inc	6.200	12/15/34	Baa2	645,932
330,000		News America, Inc	7.625	11/30/28	Baa2	370,048
910,000		Time Warner, Inc	6.875	05/01/12	Baa2	962,156
1,480,000		Walt Disney Co	5.700	07/15/11	A3	1,503,459
		TOTAL MOTION PICTURES				4,801,453

NONDEPOSITORY INSTITUTIONS - 2.84%
1,350,000	g	American Honda Finance Corp	5.125	12/15/10	A1	1,343,647
1,010,000		Capital One Financial Corp	5.500	06/01/15	A3	1,008,318
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,499,203
980,000		Capital One Financial Corp	6.150	09/01/16	Baa1	1,011,287
870,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	837,623
1,350,000		CIT Group Funding Co of Canada	5.600	11/02/11	A2	1,361,214
330,000		CIT Group, Inc	5.125	09/30/14	A2	320,747
410,000		FIA Card Services NA	5.375	01/15/08	Aa1	410,215

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,350,000		General Electric Capital Corp	5.650	06/09/14	Aaa	$1,375,842
6,930,000		General Electric Capital Corp	6.000	06/15/12	Aaa	7,172,977
330,000	g, i	HSBC Capital Funding LP	4.610	12/30/49	A1	307,335
1,520,000		HSBC Finance Corp	5.250	01/14/11	Aa3	1,519,864
1,690,000		HSBC Finance Corp	5.250	04/15/15	Aa3	1,672,626
3,750,000		HSBC Finance Corp	5.500	01/19/16	Aa3	3,767,325
670,000		HSBC Finance Corp	5.700	06/01/11	Aa3	681,402
1,520,000		International Lease Finance Corp	5.450	03/24/11	A1	1,527,157
1,010,000		John Deere Capital Corp	7.000	03/15/12	A3	1,082,175
2,700,000		Landwirtschaftliche Rentenbank	5.000	11/08/16	Aaa	2,690,644
2,020,000		MBNA Corp	5.000	06/15/15	Aa2	1,959,779
1,077,000		MBNA Corp	6.125	03/01/13	Aa2	1,120,589
430,000		Residential Capital Corp	6.125	11/21/08	Baa3	432,054
1,420,000		Residential Capital Corp	6.500	04/17/13	Baa3	1,441,442
330,000		SLM Corp	5.400	10/25/11	A2	330,772
460,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	443,124
750,000	g	USB Realty Corp	6.091	12/30/49	A1	750,420
		TOTAL NONDEPOSITORY INSTITUTIONS				36,067,781

OIL AND GAS EXTRACTION - 0.93%
500,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa2	500,892
1,110,000		Baker Hughes, Inc	6.875	01/15/29	A2	1,226,467
600,000		BJ Services Co	5.750	06/01/11	Baa1	604,801
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,302,572
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	970,935
500,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	526,717
270,000		Equitable Resources, Inc	5.150	11/15/12	A2	263,219
330,000		Nexen, Inc	5.050	11/20/13	Baa2	319,283
740,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	734,190
330,000		PC Financial Partnership	5.000	11/15/14	Baa2	315,001
670,000		Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	663,327
770,000		Petro-Canada	5.950	05/15/35	Baa2	729,707
1,350,000		Weatherford International Ltd	6.500	08/01/36	Baa1	1,366,021
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,299,261
		TOTAL OIL AND GAS EXTRACTION				11,822,393

OTHER MORTGAGE BACKED SECURITIES - 6.64%
2,230,000		Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118	07/11/43	NR	2,216,408
2,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	5.005	11/10/42	NR	1,980,410
650,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.181	09/10/47	Aaa	643,473
670,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.741	05/10/45	NR	692,814
2,000,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	2,041,598
670,000	h,v	Banc of America Commercial Mortgage, Inc Series
		2006-5 (Class A4)	5.414	09/10/47	Aaa	673,091
2,452,818		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	2,462,267
475,787		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	474,204

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 4,050,000	i	Bear Stearns Commercial Mortgage Securities Series
		2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	$3,965,882
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2005-PW10 (Class AJ)	5.458	12/11/40	Aaa	2,020,032
2,075,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.458	03/11/39	NR	2,107,160
1,500,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW12 (Class A4)	5.711	09/11/38	Aaa	1,548,516
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	NR	1,975,940
1,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.467	04/12/38	Aaa	1,018,208
1,465,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	1,485,529
2,020,000		Citigroup/Deutsche Bank Commercial Mortgage Trust
		Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	2,057,794
4,286,437		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	4,231,520
1,081,168	i	Countrywide Alternative Loan Trust Series 2004-31T1
		(Class A2)	5.700	09/25/34	NR	1,082,933
1,010,000		Countrywide Alternative Loan Trust Series 2005-J8
		(Class 1A5)	5.500	07/25/35	Aaa	976,317
1,829,606	i	Countrywide Alternative Loan Trust Series 2006-12CB
		(Class A10)	5.700	05/25/36	Aaa	1,827,831
1,789,198		Countrywide Home Loan Mortgage Pass Through Trust
		Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	1,775,289
1,480,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-
		C1 (Class A4)	5.556	02/15/39	NR	1,503,781
1,400,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-
		C2 (Class A3)	5.659	03/15/39	Aaa	1,437,191
1,620,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C4 (Class A3)	5.467	09/15/39	Aaa	1,632,468
2,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-
		C5 (Class A3)	5.311	12/15/39	Aaa	1,991,628
3,000,000	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.540	05/15/23	Aaa	3,000,936
569,115		CS First Boston Mortgage Securities Corp Series 2004-
		8 (Class 7A1)	6.000	12/25/34	NR	569,651
1,120,000		Ge Capital Commercial Mortgage Corp Series 2003-C2
		(Class A4)	5.145	07/10/37	Aaa	1,112,368
1,350,000	i	Greenwich Capital Commercial Funding Corp Series
		2004-GG1 (Class A7)	5.317	06/10/36	Aaa	1,348,655
1,350,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	1,371,180
1,490,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,488,358
6,760,000	i	LB-UBS Commercial Mortgage Trust Series 2004-C7
		(Class A6)	4.786	10/15/29	Aaa	6,543,477
870,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2)	4.553	07/15/30	Aaa	853,147
1,350,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5
		(Class AJ)	5.057	09/15/40	NR	1,319,555
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4
		(Class A4)	5.899	06/15/38	Aaa	1,046,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,819,280		MASTR Alternative Loans Trust Series 2004-8 (Class
		5A1)	6.000	09/25/34	NR	$1,818,713
1,373,145		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.500	11/25/33	Aaa	1,349,047
870,000		Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	866,647
700,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.660	05/12/39	NR	720,348
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.435	02/12/39	NR	1,416,824
2,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.468	03/12/44	Aaa	2,028,216
670,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	688,670
300,000		Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.779	10/15/42	NR	307,912
1,350,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	1,328,266
540,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558	03/15/45	Aaa	547,631
1,730,712		Wamu Alternative Mortgage Pass-Through Certificates
		Series 2006-2 (Class 2CB)	6.500	03/25/36	Aaa	1,752,889
6,431,382		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	6,197,937
2,610,399		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,576,078
206,045		Wells Fargo Mortgage Backed Securities Trust Series
		2005-5 (Class 1A1)	5.000	05/25/20	Aaa	201,023
		TOTAL OTHER MORTGAGE BACKED SECURITIES				84,275,812

PAPER AND ALLIED PRODUCTS - 0.14%
670,000		Bemis Co	4.875	04/01/12	Baa1	650,947
1,120,000		Kimberly-Clark Corp	7.100	08/01/07	Aa3	1,130,825
		TOTAL PAPER AND ALLIED PRODUCTS				1,781,772

PETROLEUM AND COAL PRODUCTS - 0.09%
670,000		Conoco Funding Co	6.350	10/15/11	A1	700,156
370,000		ConocoPhillips	5.900	10/15/32	A1	376,900
		TOTAL PETROLEUM AND COAL PRODUCTS				1,077,056

PIPELINES, EXCEPT NATURAL GAS - 0.29%
670,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	649,323
270,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	266,697
330,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	323,880
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	492,090
370,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	364,774
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	655,981
600,000		TransCanada Corp	5.850	03/15/36	A2	583,619
370,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	339,149
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,675,513

PRIMARY METAL INDUSTRIES - 0.03%
330,000		Alcoa, Inc	6.000	01/15/12	A2	338,597
		TOTAL PRIMARY METAL INDUSTRIES				338,597

RAILROAD TRANSPORTATION - 0.25%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	705,911
370,000		Canadian National Railway Co	4.400	03/15/13	A3	351,540
710,000		Canadian National Railway Co	6.200	06/01/36	A3	751,946

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		CSX Corp	6.000	10/01/36	Baa2	$497,901
187,000		Norfolk Southern Corp	7.250	02/15/31	Baa1	218,187
263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	254,494
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	345,329
		TOTAL RAILROAD TRANSPORTATION				3,125,308

SECURITY AND COMMODITY BROKERS - 1.88%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	1,525,151
1,450,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	1,464,509
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	646,107
430,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	426,248
1,380,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	1,363,750
1,180,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	1,229,421
1,350,000		Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	1,427,181
430,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	430,671
1,280,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	1,282,253
1,280,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	1,353,519
670,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	655,348
585,000		Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	597,141
1,380,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	1,422,817
2,360,000		Morgan Stanley	3.625	04/01/08	Aa3	2,312,653
2,190,000		Morgan Stanley	5.750	10/18/16	Aa3	2,225,163
840,000		Morgan Stanley	6.250	08/09/26	Aa3	880,887
4,458,928	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	4,638,400
		TOTAL SECURITY AND COMMODITY BROKERS				23,881,219

STONE, CLAY, AND GLASS PRODUCTS - 0.01%
180,000		CRH America, Inc	6.400	10/15/33	Baa1	179,760
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				179,760

TRANSPORTATION BY AIR - 0.08%
1,010,000		FedEx Corp	5.500	08/15/09	Baa2	1,010,704
		TOTAL TRANSPORTATION BY AIR				1,010,704

TRANSPORTATION EQUIPMENT - 0.66%
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,088,910
1,010,000		Boeing Capital Corp	5.800	01/15/13	A2	1,037,658
1,350,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	1,348,127
670,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	672,976
270,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	277,576
330,000		General Dynamics Corp	3.000	05/15/08	A2	320,069
370,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	388,764
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	334,640
1,010,000		United Technologies Corp	6.050	06/01/36	A2	1,066,132
740,000		United Technologies Corp	6.350	03/01/11	A2	769,992
		TOTAL TRANSPORTATION EQUIPMENT				8,304,844

WHOLESALE TRADE-DURABLE GOODS - 0.05%
650,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	664,580
		TOTAL WHOLESALE TRADE-DURABLE GOODS				664,580

WHOLESALE TRADE-NONDURABLE GOODS - 0.14%
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	200,530

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,690,000		Sysco Corp	5.375	09/21/35	A1	$1,585,600
		TOTAL WHOLESALE TRADE-NONDURABLE				1,786,130

		TOTAL CORPORATE BONDS				455,467,609
		(Cost $456,210,053)

GOVERNMENT BONDS - 61.70%

AGENCY SECURITIES - 13.37%
2,627,136		Cal Dive International, Inc	4.930	02/01/27	NR	2,524,652
1,690,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	1,648,446
1,690,000		FFCB	4.125	04/15/09	Aaa	1,659,736
8,185,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	04/15/07	Aaa	8,152,432
15,910,000		FHLMC	4.625	06/01/07	Aaa	15,876,223
1,280,000		FHLMC	4.000	08/17/07	Aaa	1,270,193
8,790,000		FHLMC	4.375	11/16/07	Aaa	8,725,517
4,730,000		FHLMC	5.125	04/18/08	Aaa	4,729,657
2,700,000		FHLMC	5.000	09/16/08	Aaa	2,698,470
1,010,000		FHLMC	3.750	02/27/09	Aaa	980,813
6,830,000		FHLMC	7.000	03/15/10	Aaa	7,240,799
13,688,000		FHLMC	5.875	03/21/11	Aa2	14,106,225
16,900,000		FHLMC	6.250	03/05/12	Aa2	16,923,550
2,700,000		FHLMC	5.750	06/27/16	Aa2	2,811,764
7,670,000		FHLMC	5.125	10/18/16	Aaa	7,738,887
1,860,000		Federal National Mortgage Association (FNMA)	3.375	05/15/07	Aaa	1,848,079
2,700,000		FNMA	3.750	08/15/07	Aaa	2,675,433
3,380,000		FNMA	5.250	06/15/08	Aaa	3,388,074
6,760,000		FNMA	5.000	09/15/08	Aaa	6,756,186
6,760,000		FNMA	3.660	02/25/09	Aaa	6,567,137
1,500,000		FNMA	4.625	12/15/09	Aaa	1,487,636
21,200,000		FNMA	7.125	06/15/10	Aaa	22,654,691
3,380,000		FNMA	4.125	01/30/12	Aaa	3,227,336
6,760,000		FNMA	5.250	08/01/12	Aa2	6,802,919
670,000		FNMA	6.210	08/06/38	Aaa	775,884
1,040,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	1,047,549
670,000		Private Export Funding Corp	5.870	07/31/08	Aaa	678,188
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	4,982,350
4,050,000		Private Export Funding Corp	4.550	05/15/15	Aaa	3,905,515
2,700,000		Private Export Funding Corp	4.950	11/15/15	Aaa	2,674,421
2,000,000		Private Export Funding Corp	5.000	12/15/16	Aaa	1,996,916
1,096,875		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	1,056,609
		TOTAL AGENCY SECURITIES				169,612,287

FOREIGN GOVERNMENT BONDS - 2.56%
330,000		African Development Bank	3.250	08/01/08	Aaa	320,924
1,010,000		Asian Development Bank/Pasig	4.125	09/15/10	Aaa	984,124
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,678,341
270,000		Chile Government International Bond	5.500	01/15/13	A2	272,692
1,110,000		China Development Bank	5.000	10/15/15	A2	1,078,865
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	563,625
2,190,000		Eksportfinans A/S	5.500	05/25/16	Aaa	2,253,957
600,000		European Investment Bank	4.875	02/15/36	Aaa	570,916
1,690,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	1,640,123

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 2,020,000		International Finance Corp	5.125	05/02/11	Aaa	$2,036,281
1,620,000		Israel Government International Bond	5.500	11/09/16	A2	1,609,648
1,350,000		Italy Government International Bond	5.250	09/20/16	Aa2	1,359,677
270,000		Korea Development Bank	5.750	09/10/13	A3	275,154
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	674,162
810,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	819,274
2,130,000		Mexico Government International Bond	5.625	01/15/17	Baa1	2,128,466
646,000		Mexico Government International Bond	5.875	01/15/14	Baa1	661,685
242,000		Mexico Government International Bond	6.375	01/16/13	Baa1	255,363
1,650,000		Mexico Government International Bond	6.750	09/27/34	Baa1	1,784,343
1,500,000		Province of Manitoba Canada	4.900	12/06/16	Aa1	1,478,606
3,380,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,324,978
1,010,000		Province of Ontario	4.750	01/19/16	Aa1	985,014
370,000		Province of Ontario	5.500	10/01/08	Aa1	372,417
2,600,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,592,028
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,186,644
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,550,630
		TOTAL FOREIGN GOVERNMENT BONDS				32,457,937

MORTGAGE BACKED SECURITIES - 32.49%
2,020,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/29		1,989,262
990,722		FHLMC	6.000	12/15/30		994,890
4,050,000		FHLMC	5.000	06/15/31		3,949,649
1,010,000		FHLMC	5.500	05/15/33		1,000,794
1,858,485		FHLMC	4.500	09/15/35		1,783,160
82,988		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		86,454
6,340		FGLMC	7.500	05/01/16		6,605
9,660		FGLMC	7.500	06/01/16		10,077
3,050,216		FGLMC	4.500	09/01/18		2,946,851
2,998,120		FGLMC	4.500	01/01/19		2,892,749
5,239,006		FGLMC	4.500	05/01/19		5,054,877
3,903,263		FGLMC	5.000	05/01/20		3,835,035
602,325		FGLMC	4.500	07/01/20		580,595
94,974		FGLMC	7.000	10/01/20		98,154
9,734,534		FGLMC	4.500	06/01/21		9,383,341
11,179		FGLMC	6.500	10/01/28		11,469
157,516	d	FGLMC	6.500	01/01/29		161,605
23,755		FGLMC	6.500	03/01/29		24,372
64,554		FGLMC	6.500	07/01/29		66,190
27,671		FGLMC	8.000	01/01/31		29,079
163,750	d	FGLMC	6.500	09/01/31		167,591
168,815		FGLMC	8.000	09/01/31		177,335
26,109		FGLMC	7.000	10/01/31		26,857
997,545		FGLMC	7.000	12/01/31		1,026,726
3,897,380		FGLMC	6.000	03/01/33		3,935,442
1,194,215		FGLMC	6.000	03/01/33		1,205,878
682,020		FGLMC	6.000	03/01/33		688,208
4,208,700		FGLMC	5.000	09/01/33		4,068,079
1,967,442		FGLMC	5.500	09/01/33		1,948,624
2,219,491		FGLMC	5.500	09/01/33		2,198,262
1,704,650		FGLMC	5.500	09/01/33		1,688,345
2,530,182		FGLMC	5.500	10/01/33		2,505,981
8,003,484		FGLMC	5.500	12/01/33		7,928,988

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 6,739,926		FGLMC	5.000	01/01/34	$6,514,732
1,150,973		FGLMC	5.500	12/01/34	1,139,459
5,381,267		FGLMC	4.500	04/01/35	5,048,339
2,683,422		FGLMC	6.000	05/01/35	2,703,873
1,826,409		FGLMC	6.000	07/01/35	1,840,328
1,166,001		FGLMC	6.000	08/01/35	1,174,888
1,218,393		FGLMC	5.000	10/01/35	1,176,014
3,367,121		FGLMC	5.000	11/01/35	3,250,003
1,230,804		FGLMC	6.000	01/01/36	1,239,908
1,348,778		FGLMC	7.000	01/01/36	1,384,152
965,404		FGLMC	6.500	05/01/36	983,305
11,622,715	v	FGLMC	6.500	08/01/36	11,797,057
1,000,000	h,v	FGLMC	6.500	12/01/36	1,015,000
13,000,000	h	FGLMC	6.000	01/15/37	13,093,444
124,209		Federal National Mortgage Association (FNMA)	5.000	06/01/13	123,650
1,922,031		FNMA	4.440	07/01/13	1,848,755
62,131		FNMA	6.000	09/01/13	63,102
2,444,247		FNMA	4.736	10/01/13	2,381,939
48,907		FNMA	6.500	12/01/13	50,083
2,229,878		FNMA	4.778	02/01/14	2,182,619
35,484		FNMA	6.000	06/01/14	36,033
5,984		FNMA	6.500	07/01/14	6,134
4,592,525		FNMA	4.640	11/01/14	4,442,520
8,460,856		FNMA	4.805	03/01/16	8,323,504
2,983,474		FNMA	6.000	06/25/16	2,989,749
114,874		FNMA	6.500	10/01/16	117,681
601,684	d	FNMA	6.500	11/01/16	616,383
400,662	d	FNMA	6.500	04/01/17	410,352
439,597		FNMA	5.500	04/01/18	440,437
202,525		FNMA	5.500	05/01/18	202,912
1,865,294		FNMA	4.500	10/01/18	1,803,833
4,169,003	d	FNMA	5.000	11/01/18	4,107,657
270,038		FNMA	6.000	01/01/19	274,230
438,718		FNMA	4.500	05/01/19	423,742
897,265		FNMA	5.000	11/01/23	874,163
774,252		FNMA	5.500	02/01/24	770,544
449,065		FNMA	5.500	07/01/24	446,674
5,856		FNMA	8.000	07/01/24	6,193
5,745,068		FNMA	5.000	03/01/25	5,590,567
12,542,638		FNMA	5.000	10/01/25	12,205,330
3,360		FNMA	7.500	01/01/29	3,510
13,763		FNMA	6.500	04/01/29	14,117
17,819		FNMA	7.500	07/01/29	18,598
3,810		FNMA	7.500	07/01/29	3,977
3,858		FNMA	7.500	02/01/31	4,018
25,168		FNMA	7.500	03/01/31	26,208
9,898		FNMA	7.500	05/01/31	10,307
23,389		FNMA	6.500	09/01/31	23,945
18,479		FNMA	6.500	10/01/31	18,919
141,670		FNMA	6.500	11/01/31	145,036
279,858		FNMA	6.000	01/01/32	282,600
501,589		FNMA	5.000	02/01/33	485,202
2,867,355		FNMA	5.000	02/01/33	2,774,626

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,639,016		FNMA	4.500	03/25/33	$2,547,477
1,443,570		FNMA	4.500	08/01/33	1,356,248
1,190,613		FNMA	5.000	08/01/33	1,151,715
1,010,000		FNMA	5.500	08/25/33	1,003,090
1,267,632		FNMA	5.500	09/01/33	1,254,710
992,427		FNMA	5.500	09/01/33	982,311
2,549,881		FNMA	4.500	10/01/33	2,395,637
1,362,203		FNMA	5.000	10/01/33	1,317,699
1,336,164		FNMA	5.000	10/01/33	1,292,510
3,092,534		FNMA	5.500	10/01/33	3,061,009
5,045,794		FNMA	5.500	10/01/33	4,994,357
5,537,671		FNMA	5.000	11/01/33	5,356,750
3,695,671		FNMA	5.500	12/01/33	3,657,998
5,711,382		FNMA	6.000	02/01/34	5,759,536
672,897		FNMA	5.000	03/01/34	650,913
1,350,446		FNMA	5.000	03/01/34	1,306,326
497,412		FNMA	5.000	03/01/34	481,161
442,532		FNMA	5.000	03/01/34	428,074
3,800,395		FNMA	5.000	04/01/34	3,673,725
8,828,279		FNMA	5.000	08/01/34	8,534,024
2,138,634		FNMA	5.500	09/01/34	2,115,706
8,706,438		FNMA	5.500	09/01/34	8,613,097
400,000		FNMA	5.500	10/25/34	392,696
1,166,880		FNMA	6.000	11/01/34	1,175,626
1,098,366		FNMA	5.500	01/01/35	1,086,591
11,102,317		FNMA	5.000	02/25/35	10,921,050
4,121,663		FNMA	5.500	04/01/35	4,074,586
8,074,547	h	FNMA	5.500	04/01/35	7,987,980
1,339,131		FNMA	5.500	05/01/35	1,323,836
2,816,073		FNMA	6.000	05/01/35	2,835,755
187,255		FNMA	7.500	06/01/35	194,027
10,375,867		FNMA	5.500	09/01/35	10,270,096
3,011,149		FNMA	5.000	10/01/35	2,907,993
3,346,837		FNMA	5.500	10/01/35	3,308,610
1,017,306		FNMA	5.000	11/01/35	978,013
6,227,944		FNMA	5.500	11/01/35	6,156,809
677,535		FNMA	5.500	12/01/35	669,797
3,440,034		FNMA	6.000	12/01/35	3,464,076
547,207		FNMA	5.000	02/01/36	526,072
922,044		FNMA	5.000	02/01/36	886,431
3,766,657		FNMA	6.500	02/01/36	3,838,454
6,599,779		FNMA	6.000	03/01/36	6,644,467
5,723,894		FNMA	6.000	03/01/36	5,738,920
2,995,800		FNMA	6.500	04/01/36	3,052,283
2,260,198		FNMA	6.500	04/01/36	2,302,813
3,892,772		FNMA	5.500	04/01/36	3,831,218
5,744,972		FNMA	5.000	05/01/36	5,523,073
1,965,162		FNMA	5.500	05/01/36	1,934,088
6,709,124	d	FNMA	6.000	06/01/36	6,754,552
652,968		FNMA	6.000	06/01/36	657,389
4,824,119	h	FNMA	6.000	08/01/36	4,833,768
1,998,222		FNMA	7.000	11/01/36	2,051,091
3,000,000	h	FNMA	6.500	12/01/36	3,040,688

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 15,000,000	h	FNMA	5.500	01/25/37		$14,821,875
29,000,000	h	FNMA	6.000	01/25/37		29,190,298
3,000,000	h	FNMA	6.500	01/25/37		3,056,250
662		Government National Mortgage Association (GNMA)	7.000	01/15/28		685
5,105		GNMA	7.000	02/15/28		5,276
16,770		GNMA	6.500	05/15/28		17,257
2,218		GNMA	7.000	06/15/28		2,293
4,205		GNMA	7.000	06/15/28		4,346
82,664		GNMA	6.500	09/15/28		85,061
20,903		GNMA	6.500	09/15/28		21,509
10,508		GNMA	7.500	11/15/28		10,977
47,336		GNMA	6.500	11/15/28		48,709
22,964		GNMA	7.500	07/15/29		23,962
5,754		GNMA	8.500	07/15/30		6,174
3,136		GNMA	8.500	07/15/30		3,365
50,919		GNMA	8.500	10/15/30		54,639
51,659		GNMA	8.500	10/20/30		55,226
7,661		GNMA	8.500	12/15/30		8,221
11,758		GNMA	7.000	06/20/31		12,105
40,673		GNMA	7.000	07/15/31		42,034
55,110		GNMA	7.000	07/15/31		56,954
22,582		GNMA	6.500	07/15/31		23,208
93,623		GNMA	7.500	02/15/32		97,759
4,450		GNMA	6.500	03/15/33		4,568
2,771,184		GNMA	5.500	09/15/33		2,761,064
1,206,903		GNMA	5.500	02/20/35		1,198,374
8,446,629		GNMA	5.000	03/20/35		8,181,279
8,438,393		GNMA	5.500	05/20/35		8,378,759
3,375,623		GNMA	5.500	02/20/36		3,350,957
		TOTAL MORTGAGE BACKED SECURITIES				412,201,980

MUNICIPAL BONDS - 0.05%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	654,751
		TOTAL MUNICIPAL BONDS				654,751

U.S. TREASURY SECURITIES - 13.23%
1,225,000		United States Treasury Bond	5.375	02/15/31		1,313,690
9,065,000		United States Treasury Bond	4.500	02/15/36		8,627,342
4,458,750	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07		4,452,463
2,202,953	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09		2,264,041
1,980,000		United States Treasury Note	4.875	04/30/08		1,978,317
5,410,000		United States Treasury Note	5.125	06/30/08		5,427,042
10,765,000		United States Treasury Note	5.000	07/31/08		10,783,731
2,700,000		United States Treasury Note	3.125	09/15/08		2,625,021
24,180,000		United States Treasury Note	4.875	10/31/08		24,193,781
1,000,000		United States Treasury Note	4.625	11/15/09		996,950
17,565,000		United States Treasury Note	4.500	09/30/11		17,412,537
2,250,000		United States Treasury Note	4.500	11/30/11		2,230,200
5,315,000		United States Treasury Note	4.625	11/15/16		5,281,781
60,536,000	d	United States Treasury Note	8.000	11/15/21		80,248,927
		TOTAL U.S. TREASURY SECURITIES				167,835,823

		TOTAL GOVERNMENT BONDS				782,762,778
		(Cost $789,504,815)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
SHARES		COMPANY	RATE	DATE	VALUE
		TOTAL BONDS			$1,238,230,387
		(Cost $1,245,714,868)

PREFERRED STOCKS - 0.05%
24,000		Bank of America Corp			621,600
		TOTAL PREFERRED STOCKS			621,600
		(Cost $600,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.64%
COMMERCIAL PAPER - 0.39%
$5,000,000	c	Procter & Gamble International S.C.A.	5.230	01/09/07	4,994,867
		TOTAL COMMERCIAL PAPER			4,994,867

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.25%
20,000,000		Federal Home Loan Bank (FHLB)	4.800	01/02/07	19,989,222
8,830,000		FHLB	5.120	01/12/07	8,818,653
12,980,000		FHLB	5.200	01/03/07	12,980,000
15,000,000		Federal National Mortgage Association (FNMA)	5.150	01/09/07	14,987,145
10,790,000		FNMA	5.150	01/25/07	10,748,324
24,530,000		FNMA	5.160	01/08/07	24,512,486
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			92,035,830
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $97,024,827)			97,030,697

		TOTAL PORTFOLIO - 105.29%
		(Cost $1,343,339,695)			1,335,882,684
		OTHER ASSETS & LIABILITIES, NET - (5.29)%			(67,169,831)

		NET ASSETS - 100.00%			$1,268,712,853

	+	As provided by Moody's Investors Service (Unaudited).
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
		from registration to qualified institutional buyers.
		At December 31, 2006, the value of these securities amounted to $47,30,677or 3.73% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate at December 31, 2006.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	v	Security valued at fair value.

		ABBREVIATION:
		NR - Not Rated

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND PLUS FUND II
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 98.36%

CORPORATE BONDS - 35.06%

ASSET BACKED - 14.04%
$ 200,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980%	06/25/34	Aaa	$200,747
434,221	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	432,130
650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	03/01/30	Aaa	649,745
650,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	03/01/36	Aaa	651,814
500,000	g	Hertz Vehicle Financing LLC Series 2005-1A (Class
		A3)	5.010	02/25/11	Aaa	497,013
500,000		Household Automotive Trust Series 2006-2 (Class
		A3)	5.610	08/17/11	Aaa	503,910
500,000		Household Automotive Trust Series 2006-3 (Class
		A4)	5.340	09/17/13	Aaa	503,779
68,849	g	Long Beach Asset Holdings Corp Series 2006-4
		(Class N1)	5.877	06/25/46	NR	68,720
62,543	g,v	Long Beach Asset Holdings Corp Series 2006-6
		(Class N1)	6.072	09/25/46	NR	61,292
382,951	g	Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	387,511
234,119	g	Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	233,988
339,819	g,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	341,678
500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	499,611
1,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	1,004,042
250,000	v	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	250,039
500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class
		AF6)	5.620	11/25/30	Aaa	498,192
368,309	g,v	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	371,420
2,000,000	g,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	1,983,047
500,000	g,v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	496,797
		TOTAL ASSET BACKED				9,635,475

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.25%
150,000		Home Depot, Inc	5.400	03/01/16	Aa3	146,660
25,000		Lowe's Cos, Inc	8.250	06/01/10	A1	27,193
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				173,853

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
CHEMICALS AND ALLIED PRODUCTS - 0.40%
$ 100,000		Abbott Laboratories	5.600	05/15/11	A1	$101,415
50,000		Lubrizol Corp	4.625	10/01/09	Baa3	49,016
50,000		Lubrizol Corp	5.500	10/01/14	Baa3	48,752
75,000		Procter & Gamble Co	4.950	08/15/14	Aa3	73,302
		TOTAL CHEMICALS AND ALLIED PRODUCTS				272,485

COMMUNICATIONS - 2.00%
25,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	24,252
50,000		AT&T, Inc	5.100	09/15/14	A2	48,588
25,000		AT&T, Inc	6.150	09/15/34	A2	24,542
75,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	85,419
25,000		Comcast Corp	5.650	06/15/35	Baa2	22,619
200,000		Comcast Corp	5.875	02/15/18	Baa2	197,452
50,000		Comcast Corp	6.500	11/15/35	Baa2	50,258
50,000	g	COX Communications, Inc	5.875	12/01/16	Baa3	49,645
25,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	30,684
100,000		Embarq Corp	7.995	06/01/36	Baa3	104,010
25,000		France Telecom S.A.	7.750	03/01/11	A3	27,229
25,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	32,398
25,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	27,306
50,000		Rogers Cable, Inc	6.750	03/15/15	Ba2	51,517
50,000		Rogers Wireless, Inc	7.500	03/15/15	Ba2	54,250
175,000		Sprint Capital Corp	8.375	03/15/12	Baa3	194,691
25,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	23,854
25,000		Verizon Global Funding Corp	5.850	09/15/35	A3	23,897
25,000		Verizon Global Funding Corp	7.375	09/01/12	A3	27,349
200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	201,212
25,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	23,307
50,000		Viacom, Inc	6.875	04/30/36	Baa3	49,468
		TOTAL COMMUNICATIONS				1,373,947

DEPOSITORY INSTITUTIONS - 4.20%
100,000		Bank of America Corp	5.375	08/15/11	Aa2	100,738
50,000		Bank of America Corp	5.625	10/14/16	Aa2	50,865
100,000		Bank of America Corp	5.750	08/15/16	Aa3	102,109
25,000		Bank of America Corp	6.250	04/15/12	Aa2	26,137
50,000		Bank of America NA	6.000	10/15/36	Aa2	51,482
50,000		Bank One Corp	5.250	01/30/13	A1	49,654
50,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	48,831
25,000		Capital One Bank	5.125	02/15/14	A2	24,561
50,000		Citigroup, Inc	5.125	02/14/11	Aa1	49,874
250,000		Citigroup, Inc	5.125	05/05/14	Aa1	246,987
50,000		Citigroup, Inc	5.850	12/11/34	Aa1	50,833
100,000		Eksportfinans A/S	5.125	10/26/11	Aaa	100,429
50,000		JPMorgan Chase & Co	7.875	06/15/10	A1	54,028
25,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	24,177
100,000		Mellon Funding Corp	6.400	05/14/11	A2	104,463
100,000		Nederlandse Waterschapsbank NV	4.750	11/28/08	Aaa	99,186
25,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	24,104
50,000		Regions Financial Corp	6.375	05/15/12	A2	52,381
100,000		Union Bank of California NA	5.950	05/11/16	A2	102,484

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
$ 50,000	US Bank NA	5.700	12/15/08	Aa2	$50,375
75,000	Wachovia Bank NA	4.800	11/01/14	Aa3	71,808
75,000	Wachovia Corp	5.250	08/01/14	A1	74,010
75,000	Wachovia Corp	5.300	10/15/11	Aa3	75,241
100,000	Washington Mutual, Inc	5.500	08/24/11	A3	100,432
1,000,000	Wells Fargo & Co	5.300	08/26/11	Aa1	1,004,761
100,000	Wells Fargo Bank NA	4.750	02/09/15	Aa1	95,620
50,000	Wells Fargo Capital X	5.950	12/15/36	Aa3	50,036
	TOTAL DEPOSITORY INSTITUTIONS				2,885,606

ELECTRIC, GAS, AND SANITARY SERVICES - 1.90%
190,000	Carolina Power & Light Co	5.125	09/15/13	A3	186,824
25,000	Carolina Power & Light Co	5.700	04/01/35	A3	24,432
50,000	Atmos Energy Corp	4.000	10/15/09	Baa3	48,059
50,000	CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	55,356
25,000	Consolidated Natural Gas Co	5.000	12/01/14	Baa1	23,997
75,000	Consolidated Natural Gas Co	6.250	11/01/11	Baa1	77,539
25,000	Consumers Energy Co	4.400	08/15/09	Baa2	24,355
100,000	FirstEnergy Corp	6.450	11/15/11	Baa3	104,213
50,000	Florida Power & Light Co	4.850	02/01/13	Aa3	48,881
50,000	Florida Power Corp	4.500	06/01/10	A2	48,487
50,000	National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	50,636
200,000	Northern States Power Co	6.250	06/01/36	A2	213,815
50,000	ONEOK Partners LP	5.900	04/01/12	Baa2	50,551
100,000	Pacific Gas & Electric Co	4.200	03/01/11	Baa1	95,671
25,000	Public Service Co of Colorado	5.500	04/01/14	A3	24,962
50,000	Puget Sound Energy, Inc	6.274	03/15/37	Baa2	50,775
25,000	Southern California Edison Co	5.350	07/15/35	A2	23,309
50,000	Texas Eastern Transmission LP	5.250	07/15/07	Baa1	49,864
25,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	24,036
25,000	Waste Management, Inc	7.750	05/15/32	Baa3	29,704
50,000	Westar Energy, Inc	6.000	07/01/14	Baa2	51,198
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,306,664

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.18%
100,000	Cisco Systems, Inc	5.250	02/22/11	A1	100,244
25,000	Cisco Systems, Inc	5.500	02/22/16	A1	25,080
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				125,324

FABRICATED METAL PRODUCTS - 0.07%
25,000	Fortune Brands, Inc	4.875	12/01/13	Baa2	23,420
25,000	Fortune Brands, Inc	5.125	01/15/11	Baa2	24,574
	TOTAL FABRICATED METAL PRODUCTS				47,994

FOOD AND KINDRED PRODUCTS - 0.26%
25,000	Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	24,100
25,000	Bottling Group LLC	4.625	11/15/12	Aa3	24,151
50,000	Coors Brewing Co	6.375	05/15/12	Baa2	51,762
50,000	Kraft Foods, Inc	6.500	11/01/31	A3	53,610
25,000	WM Wrigley Jr Co	4.650	07/15/15	A1	23,658
	TOTAL FOOD AND KINDRED PRODUCTS				177,281

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
FOOD STORES - 0.15%
$ 50,000		Kroger Co	6.800	04/01/11	Baa2	$52,367
50,000		Safeway, Inc	4.125	11/01/08	Baa2	48,866
		TOTAL FOOD STORES				101,233

GENERAL BUILDING CONTRACTORS - 0.18%
75,000		Centex Corp	5.250	06/15/15	Baa2	71,052
50,000		DR Horton, Inc	6.500	04/15/16	Baa3	50,325
		TOTAL GENERAL BUILDING CONTRACTORS				121,377

GENERAL MERCHANDISE STORES - 0.33%
100,000		Target Corp	5.875	07/15/16	A1	103,245
50,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	48,398
75,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	72,115
		TOTAL GENERAL MERCHANDISE STORES				223,758

HOLDING AND OTHER INVESTMENT OFFICES - 0.25%
25,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	25,168
25,000		Colonial Properties Trust	6.250	06/15/14	Baa3	25,439
50,000		iStar Financial, Inc	5.150	03/01/12	Baa2	48,524
25,000		iStar Financial, Inc	5.700	03/01/14	Baa2	24,774
50,000		Simon Property Group LP	5.600	09/01/11	A3	50,297
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				174,202

INSTRUMENTS AND RELATED PRODUCTS - 0.10%
25,000		Johnson & Johnson	3.800	05/15/13	Aaa	23,244
25,000		Medtronic, Inc	4.750	09/15/15	A1	23,708
25,000		Thermo Electron Corp	5.000	06/01/15	Baa2	23,422
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				70,374

INSURANCE CARRIERS - 0.69%
50,000		Aetna, Inc	6.625	06/15/36	A3	53,644
25,000		Allstate Corp	5.000	08/15/14	A1	24,404
50,000		American International Group, Inc	5.050	10/01/15	Aa2	48,774
25,000	i	ING Groep NV	5.775	12/30/49	A2	24,897
25,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	24,367
50,000		Metlife, Inc	5.000	06/15/15	A2	48,444
25,000		Metlife, Inc	5.700	06/15/35	A2	24,450
150,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	149,475
50,000		WellPoint, Inc	5.000	01/15/11	Baa1	49,385
25,000		WellPoint, Inc	5.850	01/15/36	Baa1	24,354
		TOTAL INSURANCE CARRIERS				472,194

METAL MINING - 0.07%
25,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	23,698
25,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	23,767
		TOTAL METAL MINING				47,465

MISCELLANEOUS RETAIL - 0.08%
50,000		CVS Corp	6.125	08/15/16	Baa2	51,538
		TOTAL MISCELLANEOUS RETAIL				51,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MOTION PICTURES - 0.55%
$ 25,000		Historic TW, Inc	6.625	05/15/29	Baa2	$25,188
125,000		News America, Inc	6.200	12/15/34	Baa2	120,510
125,000		Time Warner, Inc	6.875	05/01/12	Baa2	132,164
100,000		Walt Disney Co	5.700	07/15/11	A3	101,585
		TOTAL MOTION PICTURES				379,447

NONDEPOSITORY INSTITUTIONS - 6.48%
50,000	g	American Honda Finance Corp	5.125	12/15/10	A1	49,765
50,000		Capital One Financial Corp	5.500	06/01/15	A3	49,917
50,000		Capital One Financial Corp	5.700	09/15/11	A3	50,649
50,000		Capital One Financial Corp	6.150	09/01/16	Baa1	51,596
50,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	48,139
50,000		CIT Group Funding Co of Canada	5.600	11/02/11	A2	50,415
25,000		CIT Group, Inc	5.125	09/30/14	A2	24,299
25,000		FIA Card Services NA	5.375	01/15/08	Aa1	25,013
100,000		Ford Motor Credit Co	9.875	08/10/11	B1	106,953
500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	517,531
25,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	23,283
150,000		HSBC Finance Corp	5.250	01/14/11	Aa3	149,987
50,000		HSBC Finance Corp	5.250	04/15/15	Aa3	49,486
125,000		HSBC Finance Corp	5.500	01/19/16	Aa3	125,578
500,000		HSBC Finance Corp	5.700	06/01/11	Aa3	508,509
2,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	1,990,808
25,000		John Deere Capital Corp	7.000	03/15/12	A3	26,787
50,000		Landwirtschaftliche Rentenbank	5.000	11/08/16	Aaa	49,827
100,000		MBNA Corp	5.000	06/15/15	Aa2	97,019
25,000		MBNA Corp	6.125	03/01/13	Aa2	26,012
50,000		Residential Capital Corp	6.125	11/21/08	Baa3	50,239
100,000		Residential Capital Corp	6.500	04/17/13	Baa3	101,510
250,000		SLM Corp	5.400	10/25/11	A2	250,585
25,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	24,083
		TOTAL NONDEPOSITORY INSTITUTIONS				4,447,990

OIL AND GAS EXTRACTION - 0.91%
100,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa2	100,178
50,000		BJ Services Co	5.750	06/01/11	Baa1	50,400
50,000		Burlington Resources Finance Co	6.400	08/15/11	A2	52,201
25,000		Burlington Resources Finance Co	7.200	08/15/31	A2	29,337
100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	97,750
25,000		Nexen, Inc	5.050	11/20/13	Baa2	24,188
75,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	74,411
25,000		PC Financial Partnership	5.000	11/15/14	Baa2	23,864
25,000		Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	24,751
50,000		Petro-Canada	5.950	05/15/35	Baa2	47,384
100,000		XTO Energy, Inc	6.250	04/15/13	Baa2	103,106
		TOTAL OIL AND GAS EXTRACTION				627,570

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
OTHER MORTGAGE BACKED SECURITIES - 5.71%
$ 80,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	$81,664
50,000		Banc of America Commercial Mortgage, Inc Series
		2006-5 (Class A4)	5.414	09/10/47	Aaa	50,231
181,690		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	182,390
175,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	NR	177,529
1,150,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.467	04/12/38	Aaa	1,170,939
300,000		Citicorp Mortgage Securities, Inc Series 2005-4
		(Class 1A7)	5.500	07/25/35	Aa1	291,610
100,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	101,871
400,000		Countrywide Alternative Loan Trust Series 2005-
		42CB (Class A12)	5.500	10/25/35	Aa1	387,243
50,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C2 (Class A3)	5.659	03/15/39	Aaa	51,328
100,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	100,770
250,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	248,954
100,000	i	LB-UBS Commercial Mortgage Trust Series 2006-
		C4 (Class A4)	5.899	06/15/38	Aaa	104,600
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class
		A4)	5.660	05/12/39	NR	77,180
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	NR	197,702
100,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731	07/12/44	NR	102,787
100,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.810	08/12/41	NR	104,099
250,000		Residential Accredit Loans, Inc Series 2005-QS6
		(Class A7)	5.750	05/25/35	Aa1	246,955
250,000		Residential Accredit Loans, Inc Series 2005-QS7
		(Class A6)	5.500	06/25/35	Aa1	240,753
		TOTAL OTHER MORTGAGE BACKED SECURITIES				3,918,605

PETROLEUM AND COAL PRODUCTS - 0.15%
100,000		Conoco Funding Co	6.350	10/15/11	A1	104,501
		TOTAL PETROLEUM AND COAL PRODUCTS				104,501

PIPELINES, EXCEPT NATURAL GAS - 0.39%
25,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	24,694
50,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	49,073
25,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	24,605
50,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	49,294
50,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	48,954
50,000		TransCanada Corp	5.850	03/15/36	A2	48,635
25,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	22,915
		TOTAL PIPELINES, EXCEPT NATURAL GAS				268,170

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PRIMARY METAL INDUSTRIES - 0.04%
$ 25,000		Alcoa, Inc	6.000	01/15/12	A2	$25,651
		TOTAL PRIMARY METAL INDUSTRIES				25,651

RAILROAD TRANSPORTATION - 0.26%
25,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	26,340
50,000		Canadian National Railway Co	4.400	03/15/13	A3	47,505
50,000		Canadian National Railway Co	6.200	06/01/36	A3	52,954
50,000		Union Pacific Corp	6.500	04/15/12	Baa2	52,323
		TOTAL RAILROAD TRANSPORTATION				179,122

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
25,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	24,880
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				24,880

SECURITY AND COMMODITY BROKERS - 1.48%
25,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	25,419
100,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	101,001
25,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	24,782
100,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	98,822
50,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	52,094
100,000		Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	105,717
25,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	25,039
75,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	75,132
75,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	79,308
25,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	24,453
25,000		Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	25,519
100,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	103,103
125,000		Morgan Stanley	3.625	04/01/08	Aa3	122,492
150,000		Morgan Stanley	5.750	10/18/16	Aa3	152,408
		TOTAL SECURITY AND COMMODITY BROKERS				1,015,289

STONE, CLAY, AND GLASS PRODUCTS - 0.04%
25,000		CRH America, Inc	6.400	10/15/33	Baa1	24,967
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				24,967

TRANSPORTATION BY AIR - 0.07%
50,000		FedEx Corp	5.500	08/15/09	Baa2	50,035
		TOTAL TRANSPORTATION BY AIR				50,035

TRANSPORTATION EQUIPMENT - 0.50%
50,000		Boeing Capital Corp	5.800	01/15/13	A2	51,369
25,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	25,701
25,000		General Dynamics Corp	3.000	05/15/08	A2	24,248
50,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	52,536
25,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	30,985
50,000		United Technologies Corp	6.050	06/01/36	A2	52,779
100,000		United Technologies Corp	6.350	03/01/11	A2	104,053
		TOTAL TRANSPORTATION EQUIPMENT				341,671

WHOLESALE TRADE-DURABLE GOODS - 0.15%
100,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	102,243
		TOTAL WHOLESALE TRADE-DURABLE GOODS				102,243

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
		TOTAL CORPORATE BONDS
		(Cost $ 28,530,344)				$28,770,911

GOVERNMENT BONDS - 56.44%

AGENCY SECURITIES - 12.73%
$ 500,000		Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	508,550
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	4,995,035
250,000		FHLMC	5.250	07/18/11	Aaa	252,968
200,000		FHLMC	5.750	06/27/16	Aa2	208,279
1,200,000		FHLMC	5.125	10/18/16	Aaa	1,210,778
1,000,000		Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	1,068,618
250,000		Private Export Funding Corp	4.550	05/15/15	Aaa	241,081
250,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	251,815
		TOTAL AGENCY SECURITIES				8,737,124

FOREIGN GOVERNMENT BONDS - 3.91%
25,000		Chile Government International Bond	5.500	01/15/13	A2	25,249
100,000		Eksportfinans A/S	5.500	05/25/16	Aaa	102,920
25,000		European Investment Bank	4.875	02/15/36	Aaa	23,788
100,000		International Finance Corp	5.125	05/02/11	Aaa	100,806
100,000		Israel Government International Bond	5.500	11/09/16	A2	99,361
100,000		Italy Government International Bond	6.875	09/27/23	Aa2	115,575
25,000		Korea Development Bank	5.750	09/10/13	A3	25,477
25,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	25,155
100,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	101,145
100,000		Mexico Government International Bond	5.875	01/15/14	Baa1	102,428
25,000		Mexico Government International Bond	6.375	01/16/13	Baa1	26,381
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	108,142
100,000		Province of Manitoba Canada	4.900	12/06/16	Aa1	98,574
50,000		Province of Ontario	4.750	01/19/16	Aa1	48,763
50,000		Province of Quebec Canada	5.125	11/14/16	Aa2	49,847
1,500,000		Province of Quebec Canada	5.750	02/15/09	Aa2	1,518,738
50,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	57,431
50,000		Republic of Colombia	7.375	09/18/37	Ba2	53,675
		TOTAL FOREIGN GOVERNMENT BONDS				2,683,455

MORTGAGE BACKED SECURITIES - 28.91%
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	09/15/19		1,365,803
1,806,975		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	07/01/20		1,741,785
874,977		FGLMC	4.500	09/01/20		843,411
845,558		FGLMC	5.000	10/01/20		830,778
1,779,278	d	FGLMC	5.500	10/01/20		1,777,832
189,593		FGLMC	6.500	05/01/36		193,109
565,082		Federal National Mortgage Association (FNMA)	5.000	07/01/33		546,620
3,584,995		FNMA	5.500	07/01/33		3,548,450
358,868	h	FNMA	5.500	04/01/35		355,021
3,633,420		FNMA	5.000	10/01/35		3,508,947
193,309		FNMA	7.000	01/01/36		197,502
3,275,505	d	FNMA	6.000	04/01/36		3,297,683
249,828		FNMA	6.500	04/01/36		254,539

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 896,460		FNMA	6.500	04/01/36	$913,363
150,000	h	FNMA	6.500	12/01/36	152,034
329,085		Government National Mortgage Association
		(GNMA)	5.000	02/15/33	320,433
		TOTAL MORTGAGE BACKED SECURITIES			19,847,310

U.S. TREASURY SECURITIES - 10.89%
2,000,000		United States Treasury Bond	8.000	11/15/21	2,651,280
680,000		United States Treasury Bond	4.500	02/15/36	647,170
636,963	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07	636,066
50,000		United States Treasury Note	4.875	04/30/08	49,958
750,000		United States Treasury Note	4.625	09/30/08	747,270
10,000		United States Treasury Note	4.500	09/30/11	9,913
2,124,000		United States Treasury Note	4.625	10/31/11	2,116,672
622,000		United States Treasury Note	4.625	11/15/16	618,113
		TOTAL U.S. TREASURY SECURITIES			7,476,442

		TOTAL GOVERNMENT BONDS
		(Cost $ 38,454,837)			38,744,331

		TOTAL BONDS
		(Cost $66,985,181)			67,515,242

SHARES		COMPANY
PREFERRED STOCKS - 0.15%
4,000		Bank of America Corp			103,600
		TOTAL PREFERRED STOCKS			103,600
		(Cost $100,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.51%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES-1.51%
$ 1,040,000		Federal Home Loan Bank (FHLB)	4.800	01/02/07	1,039,440
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			1,039,440

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,039,861)			1,039,440

		TOTAL PORTFOLIO - 100.02%
		(Cost $68,125,042)			68,658,282

		OTHER ASSETS & LIABILITIES, NET - (0.02)%			(16,816)

		NET ASSETS-100.00%			$68,641,466

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS- Bond Plus Fund II

+	As provided by Moody's Investors Service (unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2006, the value of these securities amounted to $6,952,731 or 10.13% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at December 31, 2006.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short Term Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SHORT-TERM BOND FUND II
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
BONDS - 98.06%

CORPORATE BONDS - 35.60%

ASSET BACKED - 15.37%
$ 1,000,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640%	09/06/13	Aaa	$1,013,260
329,627		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	328,478
434,221	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	432,130
3,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	3,005,124
500,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	503,910
68,849	g	Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	68,720
62,543	g,v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	NR	61,292
765,902	g	Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	775,021
339,819	g,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	341,678
500,000	i	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	499,611
939,822		Residential Asset Securitization Trust Series 2006-A6 (Class 2A6)	6.000	07/25/36	Aaa	945,030
1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	1,004,042
1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,003,672
368,309	g,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	371,420
		TOTAL ASSET BACKED				10,353,388

CHEMICALS AND ALLIED PRODUCTS - 0.58%
100,000		Abbott Laboratories	5.600	05/15/11	A1	101,415
250,000		Eli Lilly & Co	2.900	03/15/08	Aa3	242,900
50,000		Lubrizol Corp	4.625	10/01/09	Baa3	49,016
		TOTAL CHEMICALS AND ALLIED PRODUCTS				393,331

COMMUNICATIONS - 0.46%
125,000		CBS Corp	5.625	05/01/07	Baa3	125,064
125,000		Verizon Global Funding Corp	7.375	09/01/12	A3	136,747
50,000	g	Viacom, Inc	5.750	04/30/11	Baa3	49,992
		TOTAL COMMUNICATIONS				311,803

DEPOSITORY INSTITUTIONS - 5.97%
100,000		Bank of America Corp	5.375	08/15/11	Aa2	100,738
250,000		Bank One NA	3.700	01/15/08	Aa2	246,004
1,000,000		Citigroup, Inc	5.125	02/14/11	Aa1	997,489
300,000		Eksportfinans A/S	5.125	10/26/11	Aaa	301,288
250,000		JPMorgan Chase & Co	3.500	03/15/09	Aa3	241,298
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	243,990
125,000		Mellon Funding Corp	4.875	06/15/07	A1	124,777
125,000		US Bank NA	5.700	12/15/08	Aa2	125,937
125,000		Wachovia Bank NA	4.850	07/30/07	Aa2	124,592
125,000		Wachovia Corp	5.300	10/15/11	Aa3	125,401
250,000		Washington Mutual, Inc	5.500	08/24/11	A3	251,079
1,150,000		Wells Fargo & Co	4.875	01/12/11	Aa1	1,137,702
		TOTAL DEPOSITORY INSTITUTIONS				4,020,295

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
EATING AND DRINKING PLACES - 0.19%
$ 125,000		McDonald's Corp	5.950	01/15/08	A2	$125,741
		TOTAL EATING AND DRINKING PLACES				125,741

ELECTRIC, GAS, AND SANITARY SERVICES - 1.83%
125,000		Atmos Energy Corp	4.000	10/15/09	Baa3	120,149
25,000		Consumers Energy Co	4.400	08/15/09	Baa2	24,355
475,000		Duke Energy Corp	3.750	03/05/08	A2	465,986
125,000		Midamerican Energy Holdings Co	4.625	10/01/07	Baa1	124,187
250,000		Ohio Power Co	5.300	11/01/10	A3	249,093
125,000		ONEOK Partners LP	5.900	04/01/12	Baa2	126,378
125,000		Pepco Holdings, Inc	5.500	08/15/07	Baa3	124,900
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,235,048

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.26%
125,000		Cisco Systems, Inc	5.250	02/22/11	A1	125,305
50,000		Hewlett-Packard Co	3.625	03/15/08	A3	49,020
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				174,325

FABRICATED METAL PRODUCTS - 0.18%
125,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	122,869
		TOTAL FABRICATED METAL PRODUCTS				122,869

FOOD AND KINDRED PRODUCTS - 0.51%
125,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	121,735
100,000		Diageo Capital plc	5.125	01/30/12	A3	98,738
125,000		Kraft Foods, Inc	4.000	10/01/08	A3	122,314
		TOTAL FOOD AND KINDRED PRODUCTS				342,787

FOOD STORES - 0.37%
125,000		Fred Meyer, Inc	7.450	03/01/08	Baa2	127,676
125,000		Safeway, Inc	4.125	11/01/08	Baa2	122,165
		TOTAL FOOD STORES				249,841

GENERAL MERCHANDISE STORES - 0.91%
250,000		May Department Stores Co	3.950	07/15/07	Baa1	247,569
125,000		Target Corp	3.375	03/01/08	A1	122,237
125,000		Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	124,527
125,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	120,995
		TOTAL GENERAL MERCHANDISE STORES				615,328

HOLDING AND OTHER INVESTMENT OFFICES - 0.19%
125,000		Simon Property Group LP	5.600	09/01/11	A3	125,743
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				125,743

INSURANCE CARRIERS - 0.70%
350,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	348,774
125,000		WellPoint, Inc	5.000	01/15/11	Baa1	123,463
		TOTAL INSURANCE CARRIERS				472,237

MOTION PICTURES - 0.15%
100,000		Walt Disney Co	5.700	07/15/11	A3	101,585
		TOTAL MOTION PICTURES				101,585

NONDEPOSITORY INSTITUTIONS - 3.77%
50,000		American General Finance Corp	2.750	06/15/08	A1	48,215

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000	g	American Honda Finance Corp	5.125	12/15/10	A1	$248,824
100,000		Capital One Financial Corp	5.700	09/15/11	A3	101,297
250,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	240,696
50,000		Caterpillar Financial Services Corp	4.875	06/15/07	A2	49,901
100,000		CIT Group Funding Co of Canada	5.600	11/02/11	A2	100,831
25,000		FIA Card Services NA	5.375	01/15/08	Aa1	25,013
100,000		Ford Motor Credit Co	9.875	08/10/11	B1	106,953
125,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	125,025
250,000		HSBC Finance Corp	5.250	01/14/11	Aa3	249,978
500,000		HSBC Finance Corp	5.700	06/01/11	Aa3	508,509
125,000		Residential Capital Corp	6.125	11/21/08	Baa3	125,597
100,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	96,331
400,000	g	USB Realty Corp	6.091	12/30/49	A1	400,224
100,000		Western Financial Bank	9.625	05/15/12	Aa3	109,963
		TOTAL NONDEPOSITORY INSTITUTIONS				2,537,357

OIL AND GAS EXTRACTION - 0.33%
125,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa2	121,394
50,000		BJ Services Co	5.750	06/01/11	Baa1	50,400
50,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	49,607
		TOTAL OIL AND GAS EXTRACTION				221,401

OTHER MORTGAGE BACKED SECURITIES - 1.41%
249,824		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	250,786
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NA	197,702
500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,192
		TOTAL OTHER MORTGAGE BACKED SECURITIES				946,680

PIPELINES, EXCEPT NATURAL GAS - 0.91%
250,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	246,942
125,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	122,682
125,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	123,235
125,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	122,385
		TOTAL PIPELINES, EXCEPT NATURAL GAS				615,244

SECURITY AND COMMODITY BROKERS - 0.85%
150,000		Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	158,576
250,000		Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	243,144
175,000		Morgan Stanley	3.625	04/01/08	Aa3	171,489
		TOTAL SECURITY AND COMMODITY BROKERS				573,209

TRANSPORTATION BY AIR - 0.15%
100,000		FedEx Corp	5.500	08/15/09	Baa2	100,070
		TOTAL TRANSPORTATION BY AIR				100,070

TRANSPORTATION EQUIPMENT - 0.51%
100,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	99,861
250,000		General Dynamics Corp	3.000	05/15/08	A2	242,476
		TOTAL TRANSPORTATION EQUIPMENT				342,337

		TOTAL CORPORATE BONDS				23,980,619
		(Cost $23,893,776)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short Term Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
GOVERNMENT BONDS - 62.46%

AGENCY SECURITIES - 23.53%
$ 1,000,000		Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	$1,017,101
1,000,000		Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	1,017,050
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	4,995,035
1,000,000		FHLMC	4.750	11/03/09	Aaa	995,150
900,000		FHLMC	5.250	07/18/11	Aaa	910,687
250,000		Federal National Mortgage Association (FNMA)	4.625	12/15/09	Aaa	247,939
3,000,000		FNMA	7.125	06/15/10	Aaa	3,205,853
200,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	201,452
200,000		Private Export Funding Corp	5.870	07/31/08	Aaa	202,444
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,060,740
2,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	1,992,940
		TOTAL AGENCY SECURITIES				15,846,391

FOREIGN GOVERNMENT BONDS - 1.35%
500,000		International Finance Corp	5.125	05/02/11	Aaa	504,030
300,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	301,864
100,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	101,145
		TOTAL FOREIGN GOVERNMENT BONDS				907,039

MUNICIPAL BONDS - 0.75%
500,000		Grand Prairie Sports Facilities	7.130	09/15/18	Aaa	506,505
		TOTAL MUNICIPAL BONDS				506,505

U.S. TREASURY SECURITIES - 36.83%
12,000,000		United States Treasury Note	4.625	03/31/08		11,949,960
125,000		United States Treasury Note	4.875	04/30/08		124,894
1,000,000		United States Treasury Note	5.125	06/30/08		1,003,150
2,250,000		United States Treasury Note	4.875	10/31/08		2,251,282
2,565,000		United States Treasury Note	4.500	09/30/11		2,542,736
4,476,000		United States Treasury Note	4.625	10/31/11		4,460,555
2,500,000		United States Treasury Note	4.500	11/30/11		2,478,000
		TOTAL U.S. TREASURY SECURITIES				24,810,577

		TOTAL GOVERNMENT BONDS
		(Cost $42,081,500)				42,070,512

		TOTAL BONDS
		(Cost $65,975,276)				66,051,131

		TOTAL PORTFOLIO - 98.06%
		(Cost $65,975,276)				66,051,131
		OTHER ASSETS & LIABILITIES, NET - 1.94%				1,308,272

		NET ASSETS - 100.00%				$67,359,403

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Short Term Bond Fund II

+	As provided by Moody's Investors Service (Unaudited)
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2006, the value of these securities amounted to $2,640,358 or 4.04% of net assets.
i	Floating rate or variable rate securities reflects the rate at December 31, 2006.
v	Security valued at fair value.

ABBREVIATION:
NR - Not Rated

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
HIGH-YIELD FUND II
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 96.15%

AGRICULTURAL PRODUCTION-CROPS - 0.21%
$ 141,000		Dole Food Co, Inc	8.625%	05/01/09	B3	$140,119
		TOTAL AGRICULTURAL PRODUCTION-CROPS				140,119

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.21%
130,000		Pilgrim's Pride Corp	9.625	09/15/11	Ba3	135,850
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK				135,850

AGRICULTURAL SERVICES - 0.39%
250,000		American Rock Salt Co LLC	9.500	03/15/14	Caa1	257,500
		TOTAL AGRICULTURAL SERVICES				257,500

AMUSEMENT AND RECREATION SERVICES - 2.39%
400,000	g	Buffalo Thunder Development Authority	9.375	12/15/14	B2	406,000
125,000		Mohegan Tribal Gaming Authority	6.125	02/15/13	Baa2	124,063
125,000		Mohegan Tribal Gaming Authority	6.875	02/15/15	Ba2	125,313
383,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	419,385
500,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	500,000
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,574,761

APPAREL AND OTHER TEXTILE PRODUCTS - 0.51%
350,000	d	Broder Brothers	11.250	10/15/10	B2	339,500
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				339,500

AUTO REPAIR, SERVICES AND PARKING - 1.99%
165,000	g	Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	160,875
245,000	g	Hertz Corp	10.500	01/01/16	B2	269,500
110,000	g	Hertz Corp	8.875	01/01/14	B1	115,225
775,000	d	Keystone Automotive Operations, Inc	9.750	11/01/13	Caa1	767,250
		TOTAL AUTO REPAIR, SERVICES AND PARKING				1,312,850

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.15%
375,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	380,625
375,000		Autonation, Inc	7.000	04/15/14	Ba2	377,813
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				758,438

BUSINESS SERVICES - 4.01%
325,000	g	Activant Solutions, Inc	9.500	05/01/16	Caa1	302,250
500,000		Advanstar Communications, Inc	10.750	08/15/10	B1	538,125
500,000		Iron Mountain, Inc	8.625	04/01/13	B3	516,250
280,000		Lamar Media Corp	6.625	08/15/15	Ba3	277,550
250,000		Lamar Media Corp	7.250	01/01/13	Ba3	254,688
194,000		Serena Software, Inc	10.375	03/15/16	Caa1	205,883
300,000		United Rentals North America, Inc	7.750	11/15/13	B3	301,125
250,000		Universal Compression, Inc	7.250	05/15/10	B1	251,250
		TOTAL BUSINESS SERVICES				2,647,121

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
CHEMICALS AND ALLIED PRODUCTS - 6.69%
$ 500,000		BCP Crystal US Holdings Corp	9.625	06/15/14	B3	$552,500
140,000	g	Berry Plastics Holding Corp	8.875	09/15/14	B2	142,100
380,000		Chemtura Corp	6.875	06/01/16	Ba1	365,750
155,000	g	Georgia Gulf Corp	10.750	10/15/16	B2	148,800
250,000		Hercules, Inc	6.750	10/15/29	Ba3	245,000
375,000	g	Huntsman International LLC	7.875	11/15/14	B3	377,813
515,000	g	Ineos Group Holdings plc	8.500	02/15/16	B2	491,825
160,000	j	Koppers Holdings, Inc (Step Bond, 0.000% - 9.875% until 11/15/09)
			0.000	11/15/14	B3	128,000
250,000		Koppers, Inc	9.875	10/15/13	B2	271,875
285,000	g	Mosaic Co	7.375	12/01/14	B1	292,481
250,000		Nalco Co	7.750	11/15/11	B1	255,625
500,000	g	Nell AF SARL	8.375	08/15/15	B2	513,750
645,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	632,100
		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,417,619

COAL MINING - 2.14%
500,000		Arch Western Finance LLC	6.750	07/01/13	B1	496,250
250,000		Foundation PA Coal Co	7.250	08/01/14	Ba3	254,375
640,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba2	659,200
		TOTAL COAL MINING				1,409,825

COMMUNICATIONS - 12.55%
750,000	d	Allbritton Communications Co	7.750	12/15/12	B1	757,500
800,000		American Cellular Corp	10.000	08/01/11	B3	846,000
250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	259,688
158,000	g	Charter Communications Operating LLC	8.375	04/30/14	B3	164,913
550,000		Citizens Communications Co	9.000	08/15/31	Ba2	596,750
250,000		Citizens Communications Co	9.250	05/15/11	Ba2	276,563
250,000		Echostar DBS Corp	6.375	10/01/11	Ba3	248,438
1,090,000	g	Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	1,196,275
180,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	182,700
250,000		Liberty Media Corp	8.250	02/01/30	Ba2	245,057
250,000		PanAmSat Corp	9.000	08/15/14	B2	264,063
850,000	d	Qwest Communications International, Inc	7.250	02/15/11	Ba3	869,125
250,000		Qwest Corp	7.250	10/15/35	Ba1	246,875
300,000		Qwest Corp	7.500	10/01/14	Ba1	318,000
150,000		Qwest Corp	8.875	03/15/12	Ba1	167,063
250,000		Rogers Cable, Inc	7.875	05/01/12	Ba2	270,219
500,000		Rogers Wireless, Inc	6.375	03/01/14	Ba2	506,250
300,000		Shaw Communications, Inc	8.250	04/11/10	Ba2	318,750
250,000		Videotron Ltee	6.875	01/15/14	Ba2	251,563
275,000	g	Windstream Corp	8.125	08/01/13	Ba3	297,688
		TOTAL COMMUNICATIONS				8,283,480

ELECTRIC, GAS, AND SANITARY SERVICES - 11.59%
625,000		AES Corp	9.375	09/15/10	B1	678,906
500,000		Allied Waste North America, Inc	6.375	04/15/11	B2	493,750
250,000		Allied Waste North America, Inc	6.500	11/15/10	B2	250,625
200,000		Allied Waste North America, Inc	7.875	04/15/13	B2	206,250
13,000		Aquila, Inc	9.950	02/01/11	B2	14,239
250,000		CMS Energy Corp	8.500	04/15/11	Ba3	271,875
250,000		Dynegy Holdings, Inc	8.375	05/01/16	B2	262,500
155,000		Dynegy Holdings, Inc	8.750	02/15/12	NR	164,300
600,000		Edison Mission Energy	7.500	06/15/13	B1	627,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 560,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	B2	$592,200
300,000		General Cable Corp	9.500	11/15/10	B1	318,000
250,000		Inergy LP	8.250	03/01/16	B1	262,500
495,877		Midwest Generation LLC	8.300	07/02/09	Ba2	510,134
625,000		Mirant North America LLC	7.375	12/31/13	B2	634,375
500,000		NRG Energy, Inc	7.375	02/01/16	B1	502,500
375,000		Reliant Energy, Inc	6.750	12/15/14	B2	366,563
250,000		Reliant Energy, Inc	9.500	07/15/13	B2	268,125
500,000		Sierra Pacific Resources	8.625	03/15/14	B1	536,830
250,000		Southern Natural Gas Co	8.000	03/01/32	Ba1	292,125
250,000		Williams Cos, Inc	7.750	06/15/31	Ba2	262,500
125,000		Williams Cos, Inc	8.125	03/15/12	Ba2	135,313
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				7,650,610

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.28%
305,000	g,o	Freescale Semiconductor, Inc	10.125	12/15/16	B2	305,381
605,000	g	Freescale Semiconductor, Inc	9.125	12/15/14	B1	601,219
435,000		L-3 Communications Corp	7.625	06/15/12	Ba3	450,225
135,000	g	Nortel Networks Ltd	10.125	07/15/13	B3	145,800
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,502,625

FABRICATED METAL PRODUCTS - 0.78%
250,000		Ball Corp	6.875	12/15/12	Ba1	255,000
250,000		Crown Americas LLC and Crown Americas Capital Corp	7.750	11/15/15	B1	259,375
		TOTAL FABRICATED METAL PRODUCTS				514,375

FOOD AND KINDRED PRODUCTS - 0.73%
231,000		Constellation Brands, Inc	7.250	09/01/16	Ba2	237,353
250,000		Del Monte Corp	6.750	02/15/15	B2	247,500
		TOTAL FOOD AND KINDRED PRODUCTS				484,853

FOOD STORES - 1.35%
875,000		Stater Brothers Holdings	8.125	06/15/12	B1	888,125
		TOTAL FOOD STORES				888,125

FURNITURE AND HOMEFURNISHINGS STORES - 0.95%
600,000		GSC Holdings Corp	8.000	10/01/12	B1	627,000
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES				627,000

GENERAL BUILDING CONTRACTORS - 0.78%
250,000		Beazer Homes USA, Inc	8.375	04/15/12	Ba1	256,875
250,000		K Hovnanian Enterprises, Inc	8.000	04/01/12	Ba1	255,625
		TOTAL GENERAL BUILDING CONTRACTORS				512,500

HEALTH SERVICES - 2.14%
250,000		DaVita, Inc	6.625	03/15/13	B2	250,625
350,000		DaVita, Inc	7.250	03/15/15	B3	357,000
150,000		HCA, Inc	7.500	11/06/33	Caa1	122,250
640,000	g	HCA, Inc	9.125	11/15/14	B2	684,000
		TOTAL HEALTH SERVICES				1,413,875

HOLDING AND OTHER INVESTMENT OFFICES - 1.69%
550,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	587,125
500,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	525,000
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,112,125

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
HOTELS AND OTHER LODGING PLACES - 1.23%
$ 300,000		MGM Mirage	8.500	09/15/10	Ba2	$321,000
500,000	d	MGM Mirage	6.750	09/01/12	Ba2	492,500
		TOTAL HOTELS AND OTHER LODGING PLACES				813,500

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.85%
300,000		Case New Holland, Inc	9.250	08/01/11	Ba3	317,625
250,000		Scientific Games Corp	6.250	12/15/12	Ba3	244,375
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				562,000

INSTRUMENTS AND RELATED PRODUCTS - 0.38%
250,000		Fisher Scientific International, Inc	6.750	08/15/14	Baa3	253,472
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				253,472

JUSTICE, PUBLIC ORDER AND SAFETY - 0.84%
250,000		Corrections Corp of America	6.250	03/15/13	Ba3	247,813
300,000		Corrections Corp of America	6.750	01/31/14	Ba3	303,000
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				550,813

LEGAL SERVICES - 0.69%
437,000	g	FTI Consulting, Inc	7.750	10/01/16	Ba2	453,388
		TOTAL LEGAL SERVICES				453,388

MISCELLANEOUS RETAIL - 2.81%
250,000		AmeriGas Partners LP	7.125	05/20/16	B1	250,000
250,000		Couche-Tard US LP	7.500	12/15/13	Ba2	255,625
250,000		FTD, Inc	7.750	02/15/14	B3	250,313
250,000	g	Michaels Stores, Inc	11.375	11/01/16	Caa1	260,625
250,000		Rite Aid Corp	7.500	01/15/15	B2	247,500
185,000	g	Sally Holdings LLC	9.250	11/15/14	B2	188,469
371,000	g	Stripes Acquisition LLC	10.625	12/15/13	B2	402,535
		TOTAL MISCELLANEOUS RETAIL				1,855,067

NONDEPOSITORY INSTITUTIONS - 3.97%
225,000	d	Ford Motor Credit Co	5.700	01/15/10	B1	215,686
250,000	d	Ford Motor Credit Co	7.000	10/01/13	B1	238,745
250,000		Ford Motor Credit Co	7.875	06/15/10	B1	252,077
250,000	g	Ford Motor Credit Co	9.750	09/15/10	B1	265,953
140,000		Ford Motor Credit Co	9.875	08/10/11	B1	149,734
200,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	198,421
250,000		General Motors Acceptance Corp	7.250	03/02/11	Ba1	259,984
150,000		General Motors Acceptance Corp	8.000	11/01/31	Ba1	172,210
140,000		General Motors Acceptance Corp	7.750	01/19/10	Ba1	146,533
725,000		GMAC LLC	6.000	12/15/11	Ba1	721,846
		TOTAL NONDEPOSITORY INSTITUTIONS				2,621,189

OIL AND GAS EXTRACTION - 6.65%
170,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	166,175
625,000		Chesapeake Energy Corp	6.875	11/15/20	Ba2	614,063
250,000		Chesapeake Energy Corp	7.500	09/15/13	Ba2	260,313
205,000		Chesapeake Energy Corp	7.625	07/15/13	Ba2	216,019
500,000		Chesapeake Energy Corp	7.750	01/15/15	Ba2	520,625
320,000	g	Complete Production Services, Inc	8.000	12/15/16	B2	328,000
530,000		Denbury Resources, Inc	7.500	04/01/13	B1	537,950
125,000		Encore Acquisition Co	6.000	07/15/15	B1	114,063
250,000		Encore Acquisition Co	7.250	12/01/17	B1	241,875

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 250,000		Hanover Compressor Co	9.000	06/01/14	B2	$270,000
260,000		Pogo Producing Co	7.875	05/01/13	B1	263,900
203,000		Range Resources Corp	7.500	05/15/16	B1	208,075
650,000	g	Sabine Pass LNG LP	7.250	11/30/13	Ba3	645,938
		TOTAL OIL AND GAS EXTRACTION				4,386,996

PAPER AND ALLIED PRODUCTS - 6.14%
150,000		Abitibi-Consolidated, Inc	6.000	06/20/13	B2	120,000
788,000		Abitibi-Consolidated, Inc	8.550	08/01/10	B2	748,600
156,000		Bowater, Inc	6.500	06/15/13	B2	142,350
140,000		Bowater, Inc	9.000	08/01/09	B2	146,650
273,000		Caraustar Industries, Inc	7.375	06/01/09	B3	264,128
780,000		Cenveo Corp	7.875	12/01/13	B3	748,800
250,000		Domtar, Inc	7.125	08/15/15	B2	245,000
157,000		Domtar, Inc	7.875	10/15/11	B2	162,888
300,000	g	Georgia-Pacific Corp	7.000	01/15/15	Ba3	299,250
386,000		Graphic Packaging International Corp	9.500	08/15/13	B3	407,230
500,000		Greif, Inc	8.875	08/01/12	Ba3	525,000
250,000		Jefferson Smurfit Corp US	8.250	10/01/12	B2	243,750
		TOTAL PAPER AND ALLIED PRODUCTS				4,053,646

PERSONAL SERVICES - 0.39%
250,000		Mac-Gray Corp	7.625	08/15/15	B2	253,750
		TOTAL PERSONAL SERVICES				253,750

PETROLEUM AND COAL PRODUCTS - 1.47%
250,000		Equistar Chemicals LP	8.750	02/15/09	B1	261,875
545,000		Lyondell Chemical Co	8.000	09/15/14	B1	565,438
140,000		Tesoro Corp	6.250	11/01/12	Ba1	139,300
		TOTAL PETROLEUM AND COAL PRODUCTS				966,613

PRIMARY METAL INDUSTRIES - 1.33%
200,000		AK Steel Corp	7.875	02/15/09	B2	200,000
700,000	g	Novelis, Inc	8.250	02/15/15	B2	677,250
		TOTAL PRIMARY METAL INDUSTRIES				877,250

PRINTING AND PUBLISHING - 5.19%
202,527	o	AAC Group Holding Corp	12.750	10/01/12	Caa1	215,692
300,000		American Achievement Corp	8.250	04/01/12	B1	307,125
500,000	g	Idearc, Inc	8.000	11/15/16	B2	507,500
840,000		Morris Publishing Group LLC	7.000	08/01/13	B1	795,900
250,000		Primedia, Inc	8.875	05/15/11	B2	255,000
305,000	g	Quebecor World Capital Corp	8.750	03/15/16	B2	292,038
760,000	d	RH Donnelley Corp	8.875	01/15/16	B3	798,000
250,000		Visant Corp	7.625	10/01/12	B2	253,125
		TOTAL PRINTING AND PUBLISHING				3,424,380

SECURITY AND COMMODITY BROKERS - 0.32%
200,000		E*Trade Financial Corp	7.375	09/15/13	Ba2	208,000
		TOTAL SECURITY AND COMMODITY BROKERS				208,000

SOCIAL SERVICES - 0.73%
500,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	478,750
		TOTAL SOCIAL SERVICES				478,750

STONE, CLAY, AND GLASS PRODUCTS - 0.80%
500,000		Owens Brockway Glass Container, Inc	8.750	11/15/12	Ba2	$530,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				530,000

TRANSPORTATION EQUIPMENT - 1.91%
$ 150,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	147,000
211,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	216,275
280,000		Ford Motor Co	7.450	07/16/31	Caa1	219,800
150,000		Ford Motor Co	6.625	10/01/28	Caa1	108,750
200,000		General Motors Corp	7.700	04/15/16	Caa1	188,500
150,000		General Motors Corp	8.375	07/15/33	Caa1	138,750
100,000		General Motors Corp	7.200	01/15/11	Caa1	97,000
150,000	g	Lear Corp	8.500	12/01/13	B3	145,500
		TOTAL TRANSPORTATION EQUIPMENT				1,261,575

TRANSPORTATION SERVICES - 0.67%
450,000		United Rentals North America, Inc	6.500	02/15/12	B1	444,375
		TOTAL TRANSPORTATION SERVICES				444,375

WATER TRANSPORTATION - 0.77%
500,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	510,000
		TOTAL WATER TRANSPORTATION				510,000

WHOLESALE TRADE-DURABLE GOODS - 3.85%
620,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	636,257
426,000	g,i,o	CDRV Investors, Inc	9.860	12/01/11	Caa1	415,350
400,000		IKON Office Solutions, Inc	7.750	09/15/15	Ba3	419,000
231,000		Interline Brands, Inc	8.125	06/15/14	B3	237,353
250,000		Russel Metals, Inc	6.375	03/01/14	Ba2	238,438
600,000		Ryerson, Inc	8.250	12/15/11	B3	595,500
		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,541,898

WHOLESALE TRADE-NONDURABLE GOODS - 0.63%
400,000		Supervalu, Inc	7.500	11/15/14	B1	417,081
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				417,081

		TOTAL CORPORATE BONDS				63,446,894
		(Cost $62,509,607)

SHORT-TERM INVESTMENTS - 1.53%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES-1.53%
1,010,000		Federal Home Loan Bank (FHLB)	4.800	01/02/07	P1	1,009,456
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				1,009,456
		TOTAL SHORT-TERM INVESTMENTS				1,009,456
		(Cost $1,009,865)

		TOTAL PORTFOLIO - 97.68%				64,456,350
		(Cost $63,519,472)

		OTHER ASSETS & LIABILITIES, NET - 2.32%				1,530,977

		NET ASSETS - 100.00%				$65,987,327

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - High-Yield Fund II

+	As provided by Moody's Investors Service (Unaudited)
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2006, the value of these securities amounted to $15,538,546 or 23.55% of net assets.
i	Floating rate or variable rate securities reflects the rate at December 31, 2006.
j	Zero coupon
o	Payment-in-kind security.

ABBREVIATION:
NR - Not Rated

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
Tax-Exempt Bond Fund II
Statement of investments (Unaudited)
December 31, 2006

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

LONG-TERM MUNICIPAL BONDS - 96.50%
ALASKA - 4.51%
$ 1,460,000		Alaska Railroad Corp	5.250%	08/01/16	Aaa	$1,624,834
1,000,000		Northern TOB Securitization Corp	4.625	06/01/23	Baa3	1,000,390
		TOTAL ALASKA				2,625,224

ARIZONA - 1.03%
555,000		Arizona Health Facilities Authority	5.625	12/01/15	Aaa	598,651
		TOTAL ARIZONA				598,651

ARKANSAS - 0.07%
35,000		Arkansas Housing Development Agency, ETM	8.375	07/01/10	NR	37,821
		TOTAL ARKANSAS				37,821

CALIFORNIA - 2.71%
345,000	*	California Statewide Communities Development Authority
		Mandatory Put 10/01/16	4.250	11/01/33	Aaa	355,329
625,000		State of California	5.250	11/01/18	A1	675,875
500,000		State of California	5.000	09/01/16	A1	544,725
		TOTAL CALIFORNIA				1,575,929

DISTRICT OF COLUMBIA - 1.65%
885,000		District of Columbia, COP	5.250	01/01/14	Aaa	963,146
		TOTAL DISTRICT OF COLUMBIA				963,146

FLORIDA - 8.73%
1,150,000		Charlotte County Florida Utility Revenue	5.000	10/01/14	Aaa	1,245,749
2,000,000		Florida State Board of Education Lottery Revenue	5.000	07/01/14	Aaa	2,161,960
100,000	a	Orange County Health Facilities Authority Revenue, ETM	5.700	10/01/12	#Aaa	109,766
1,440,000	a	Orange County Health Facilities Authority, ETM	6.250	10/01/10	Aaa	1,571,314
		TOTAL FLORIDA				5,088,789

GEORGIA - 2.69%
100,000		Cherokee County Water & Sewer Authority	5.500	08/01/18	Aaa	112,794
1,350,000		Georgia State GO	5.000	07/01/13	Aaa	1,454,490
		TOTAL GEORGIA				1,567,284

ILLINOIS - 0.28%
150,000		Madison-Bond Etc Counties Community Unit School District No 5	5.000	02/01/19	Aaa	164,100
		TOTAL ILLINOIS				164,100

INDIANA - 4.72%
1,620,000		Hammond Multi-School Building Corp, First Mortgage	5.000	07/15/17	Aaa	1,775,601
900,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	975,123
		TOTAL INDIANA				2,750,724

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MASSACHUSETTS - 3.76%
$ 2,000,000		Massachusetts St Water Pollution Abatement	5.000	08/01/16	Aaa	$2,191,080
		TOTAL MASSACHUSETTS				2,191,080

MARYLAND - 3.81%
2,000,000		Maryland State GO	5.250	03/01/15	Aaa	2,222,440
		TOTAL MARYLAND				2,222,440

MICHIGAN - 7.68%
1,000,000		Detroit Water Supply System	5.000	07/01/14	Aaa	1,081,660
1,000,000		Michigan State Transportation Revenue	5.250	05/15/18	Aaa	1,123,910
2,000,000		Michigan State Trunk Line	5.500	11/01/16	Aa3	2,267,720
		TOTAL MICHIGAN				4,473,290

MISSOURI - 7.29%
2,000,000		Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	2,197,180
1,750,000	a	Missouri State Health & Educational Facilities Authority, BJC
		Heakth Project, ETM	6.750	05/15/13	#Aaa	2,047,920
		TOTAL MISSOURI				4,245,100

NEW JERSEY -2.78%
450,000		New Jersey Economic Development Authority, School Facilities
		Construction	5.250	09/01/14	Aaa	493,920
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,124,260
		TOTAL NEW JERSEY				1,618,180

NEW YORK - 5.59%
500,000		Hudson Yards Infrastructure Corp	4.500	02/15/47	Aaa	499,980
175,000		Lackawanna Housing Authority	5.000	09/01/14	NR	183,260
185,000		Lackawanna Housing Authority	5.000	09/01/15	NR	194,269
195,000		Lackawanna Housing Authority	5.000	09/01/16	NR	205,054
500,000		Metropolitan Transportation Authority	5.125	07/01/13	Aaa	509,305
1,500,000		New York State Environmental Facilities Corp	5.250	06/15/15	Aaa	1,667,325
		TOTAL NEW YORK				3,259,193

OHIO - 8.74%
2,015,000		Medina County Library District GO	5.250	12/01/19	Aaa	2,188,451
1,675,000		Ohio State GO	5.000	06/15/14	Aa1	1,811,044
1,000,000		State of Ohio	5.000	11/01/16	Aa1	1,095,000
		TOTAL OHIO				5,094,495

OREGON - 3.41%
1,850,000		Oregon State Department of Administrative Services, COP	5.250	05/01/17	Aaa	1,986,419
		TOTAL OREGON				1,986,419

PENNSYLVANIA - 5.61%
2,000,000		Delaware Valley Regional Finance Authority	5.500	07/01/12	Aa3	2,166,060
115,000		Pennsylvania Economic Development Financing Authority	6.000	11/01/11	A3	122,706
915,000		Pittsburgh City GO	5.000	09/01/13	Aaa	978,455
		TOTAL PENNSYLVANIA				3,267,221

PUERTO RICO - 3.83%
2,015,000		Puerto Rico Commonwealth	5.500	07/01/15	Baa3	2,229,275
		TOTAL PUERTO RICO				2,229,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Tax-Exempt Bond Fund II

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
TENNESSEE - 4.62%
$ 2,500,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	Aa3	$2,694,375
		TOTAL TENNESSEE				2,694,375

TEXAS - 5.68%
1,250,000		Alliance Airport Authority, Federal Express Project, AMT	4.850	04/01/21	Baa2	1,272,286
500,000	h	Northwest Independent School District	5.000	02/15/16	Aaa	544,225
1,000,000	a	San Felipe-Del Rio Consolidated Independent School District	5.500	08/15/19	Aaa	1,063,110
390,000		Texas Public Building Authority, ETM	7.125	08/01/11	Aaa	427,007
		TOTAL TEXAS				3,306,628

VIRGINIA - 1.74%
930,000		Fairfax County Economic Development Authority	5.000	05/15/16	Aa1	1,014,900
		TOTAL VIRGINIA				1,014,900

WASHINGTON - 5.57%
1,000,000		Washington Economic Development Finance Authority	5.000	06/01/16	Aaa	1,089,190
2,000,000		Washington State GO	5.000	07/01/18	Aaa	2,156,240
		TOTAL WASHINGTON				3,245,430

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $55,374,832)				56,219,694

SHORT-TERM MUNICIPAL BONDS - 2.28%
NEW YORK - 0.74%
280,000	*	Jay Street Development Corp	1.000	05/01/20	Aaa/VMIG1	280,000
150,000	*	New York City Municipal Water Finance Authority	0.900	06/15/35	Aa2/VMIG1	150,000
		TOTAL NEW YORK				430,000

WYOMING - 1.54%
900,000	*	Lincoln County WY	2.690	11/01/14	Aaa/P-1	900,000
		TOTAL WYOMING				900,000

		TOTAL SHORT-TERM MUNICIPAL BONDS
		(Cost $1,330,000)				1,330,000

		TOTAL PORTFOLIO - 98.78%
		(Cost $56,704,832)				57,549,694
		OTHER ASSETS AND LIABILITIES, NET - 1.22%				708,314

		NET ASSETS - 100.00%				$58,258,008

	+	As provided by Moody's Investors Service (Unaudited)
	*	Variable Rate Demand Note (VRDN)
	a	The Fund has been informed that each issuer has placed direct
		obligations of the U.S. Government in an irrevocable trust, solely
		for the payment of principal and interest.
	h	These securities were purchased on a delayed delivery basis.

		ABBREVIATION:
		AMT - Alternative Minimum Tax
		COP - Certificate of Participation
		ETM - Escrowed to Maturity
		GO - General Obligation

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 97.77%

U.S. TREASURY SECURITIES - 97.77%
$ 24,212,036	k	United States Treasury Inflation Indexed Bonds	3.625%	01/15/08	$24,465,536
21,826,538	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09	22,431,788
15,403,519	k	United States Treasury Inflation Indexed Bonds	4.250	01/15/10	16,214,669
36,836,315	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	34,931,141
15,759,956	k	United States Treasury Inflation Indexed Bonds	3.500	01/15/11	16,405,169
23,108,409	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	23,021,753
9,173,073	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/12	9,578,523
29,478,307	k	United States Treasury Inflation Indexed Bonds	3.000	07/15/12	30,346,444
28,011,868	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/13	27,079,914
28,985,132	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	28,170,361
25,500,235	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	24,763,022
25,897,327	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	24,388,031
22,517,285	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	21,588,447
21,955,283	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	21,210,560
21,582,582	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	21,756,106
34,751,462	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	34,618,017
22,524,700	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	21,177,048
23,098,546	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	27,920,368
26,611,555	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	33,528,165
7,015,889	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	8,479,896
		TOTAL U.S. TREASURY SECURITIES			472,074,958

		TOTAL GOVERNMENT BONDS
		(Cost $481,471,422)			472,074,958

SHORT-TERM INVESTMENTS - 1.79%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.79%
8,660,000		Federal Home Loan Bank (FHLB)	4.800	01/02/07	8,655,333
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			8,655,333
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $8,658,845)			8,655,333

		TOTAL PORTFOLIO - 99.56%
		(Cost $490,130,267)			480,730,291
		OTHER ASSETS & LIABILITIES, NET - 0.44%			2,111,126

		NET ASSETS - 100.00%			$482,841,417

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the
		Consumer Price Index.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2006

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.26%

BANK NOTES - 0.48%
$ 1,907,000		JPMorgan Chase Bank NA	5.220%	06/15/07	$1,861,634
		TOTAL BANK NOTES			1,861,634

CERTIFICATES OF DEPOSIT - 10.31%
5,400,000		Abbey National plc	5.300	02/06/07	5,400,053
1,500,000		Abbey National plc	5.280	02/14/07	1,500,018
3,000,000		American Express Bank FSB	5.565	01/08/07	3,000,011
3,500,000		American Express Centurion Bank	5.280	01/17/07	3,500,015
5,000,000		Bank Of Montreal	5.285	02/27/07	5,000,078
6,000,000		Deutsche Bank	5.290	01/09/07	6,000,013
2,000,000		Dexia Bank	5.295	01/30/07	2,000,016
4,000,000		Dexia Bank	5.295	02/08/07	4,000,021
5,575,000		Lloyds Bank plc	5.305	01/31/07	5,575,023
4,000,000		Rabobank	5.290	03/05/07	4,000,000
		TOTAL CERTIFICATES OF DEPOSIT			39,975,248

COMMERCIAL PAPER - 76.02%
7,000,000	c	Abbott Laboratories	5.230	02/08/07	6,961,356
2,400,000	c	Alcon Capital Corp	5.230	01/19/07	2,393,731
7,000,000		American Honda Finance Corp	5.230	03/09/07	6,931,865
1,200,000	c	Anheuser-Busch Cos, Inc	5.180	04/02/07	1,184,287
2,875,000	c	Atlantis One Funding Corp	5.280	01/08/07	2,872,048
2,215,000	c	Atlantis One Funding Corp	5.300	02/14/07	2,200,652
1,661,000	c	Atlantis One Funding Corp	5.185	06/25/07	1,619,135
1,085,000		Barclays U.S. Funding Corp	5.250	02/20/07	1,077,089
1,465,000		Barclays U.S. Funding Corp	5.220	02/28/07	1,452,679
2,705,000		Barclays U.S. Funding Corp	5.240	03/05/07	2,680,195
1,650,000	c	Beta Finance, Inc	5.250	01/19/07	1,645,669
5,200,000	c	Beta Finance, Inc	5.260	01/25/07	5,181,800
5,000,000	c	BMW US Capital Corp	5.210	02/07/07	4,973,226
6,000,000		Calyon North America, Inc	5.235	01/16/07	5,986,913
1,000,000		Calyon North America, Inc	5.225	02/27/07	991,735
3,770,000	c	Cargill Global Funding plc	5.250	02/12/07	3,746,909
5,000,000		Caterpillar Financial Services Corp	5.225	03/19/07	4,944,757
4,000,000	c	CC (USA), Inc	5.250	01/12/07	3,993,583
1,885,000	c	CC (USA), Inc	5.250	02/05/07	1,875,379
1,000,000	c	CC (USA), Inc	5.250	05/01/07	982,500
940,000	c	Ciesco LP	5.250	01/11/07	938,629
5,000,000	c	Ciesco LP	5.260	01/22/07	4,984,658
1,000,000	c	Ciesco LP	5.260	01/25/07	996,493
4,000,000	c	Corporate Asset Funding Corp, Inc	5.250	01/17/07	3,990,667
3,000,000	c	Corporate Asset Funding Corp, Inc	5.255	02/14/07	2,980,732

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,000,000	c	Danske Corp	5.255	01/18/07	$997,518
2,000,000	c	Danske Corp	5.235	03/29/07	1,974,722
2,400,000	c	Danske Corp	5.220	04/10/07	2,365,746
1,400,000	c	Dorada Finance, Inc	5.250	01/18/07	1,396,529
3,500,000	c	Dorada Finance, Inc	5.260	01/23/07	3,488,792
6,000,000	c	Edison Asset Securitization LLC	5.240	01/10/07	5,992,140
1,000,000	c	Edison Asset Securitization LLC	5.240	02/28/07	991,558
4,730,000	c	Fairway Finance Corp	5.260	01/17/07	4,718,942
1,563,000	c	Fairway Finance Corp	5.180	05/16/07	1,532,639
1,000,000		General Electric Capital Corp	5.230	02/06/07	994,770
3,300,000		General Electric Capital Corp	5.230	02/07/07	3,282,262
2,000,000		General Electric Capital Corp	5.210	03/12/07	1,979,739
2,460,000		Goldman Sachs Group LP	5.300	01/26/07	2,450,980
4,335,000		Goldman Sachs Group LP	5.270	02/01/07	4,315,721
2,200,000	c	Govco, Inc	5.250	01/29/07	2,191,017
2,100,000	c	Govco, Inc	5.250	02/20/07	2,084,688
1,500,000	c	Govco, Inc	5.250	03/13/07	1,484,439
650,000	c	Govco, Inc	5.240	03/16/07	643,038
4,760,000	c	Grampian Funding LLC	5.225	03/20/07	4,706,140
1,000,000	c	Grampian Funding LLC	5.200	03/27/07	987,837
3,000,000	c	Greyhawk Funding LLC	5.240	01/19/07	2,992,095
1,500,000	c	Greyhawk Funding LLC	5.300	02/22/07	1,488,517
2,300,000	c	Greyhawk Funding LLC	5.250	02/23/07	2,282,223
1,695,000	c	Harley-Davidson Funding Corp	5.210	01/12/07	1,692,302
2,200,000	c	Harley-Davidson Funding Corp	5.210	01/22/07	2,193,295
2,800,000	c	Harley-Davidson Funding Corp	5.220	03/05/07	2,774,275
2,680,000	c	Harrier Finance Funding LLC	5.260	01/11/07	2,676,088
2,065,000	c	Harrier Finance Funding LLC	5.260	02/26/07	2,048,104
1,600,000		HBOS Treasury Services plc	5.245	02/12/07	1,590,209
2,500,000		HBOS Treasury Services plc	5.235	03/01/07	2,478,551
2,500,000		HBOS Treasury Services plc	5.270	03/20/07	2,471,454
7,000,000		HSBC Finance Corp	5.220	03/16/07	6,924,890
1,500,000	c	IBM Capital, Inc	5.220	03/16/07	1,484,057
2,185,000		ING Finance	5.200	02/05/07	2,173,954
3,450,000		ING Finance	5.240	03/27/07	3,407,316
3,000,000	c	Johnson & Johnson	5.250	01/11/07	2,995,750
3,500,000	c	Johnson & Johnson	5.200	01/12/07	3,494,418
3,500,000	c	Kitty Hawk Funding Corp	5.260	02/12/07	3,478,522
1,000,000	c	Kitty Hawk Funding Corp	5.250	03/30/07	987,167
3,000,000	c	Links Finance LLC	5.255	01/16/07	2,993,503
2,000,000	c	Links Finance LLC	5.315	02/08/07	1,988,779
3,825,000		Merrill Lynch & Co, Inc	5.220	01/22/07	3,813,353
6,200,000		Morgan Stanley Dean Witter	5.240	02/13/07	6,161,121
750,000		Morgan Stanley Dean Witter	5.230	03/07/07	742,985
500,000	c	Nestle Capital Corp	5.200	01/16/07	498,917
1,300,000	c	Nestle Capital Corp	5.190	01/17/07	1,297,001
1,500,000	c	Nestle Capital Corp	5.220	02/09/07	1,491,518
1,200,000	c	Nestle Capital Corp	5.195	02/23/07	1,190,822
3,061,000		Paccar Financial Corp	5.230	01/04/07	3,059,666
1,900,000		Paccar Financial Corp	5.210	01/17/07	1,895,600
2,000,000		Paccar Financial Corp	5.230	02/15/07	1,986,925
2,600,000	c	Park Avenue Receivables Corp	5.260	01/19/07	2,593,162
4,170,000	c	Park Avenue Receivables Corp	5.280	02/21/07	4,138,808

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,000,000	c	Private Export Funding Corp	5.220	01/24/07	$996,665
1,000,000	c	Private Export Funding Corp	5.260	01/30/07	995,763
3,000,000	c	Private Export Funding Corp	5.210	03/01/07	2,974,384
1,040,000	c	Private Export Funding Corp	5.210	03/14/07	1,029,163
1,000,000	c	Private Export Funding Corp	5.170	06/26/07	974,865
2,000,000	c	Procter & Gamble International S.C.A.	5.230	01/03/07	1,999,419
2,230,000	c	Procter & Gamble International S.C.A.	5.230	01/05/07	2,228,704
2,600,000	c	Procter & Gamble International S.C.A.	5.230	01/11/07	2,596,223
4,500,000	c	Ranger Funding Co LLC	5.260	01/24/07	4,484,878
2,000,000	c	Ranger Funding Co LLC	5.250	03/12/07	1,979,583
2,700,000		Royal Bank of Scotland plc	5.240	01/24/07	2,690,961
2,400,000	c	Scaldis Capital LLC	5.225	02/02/07	2,388,853
2,025,000	c	Scaldis Capital LLC	5.265	02/21/07	2,009,896
1,500,000	c	Scaldis Capital LLC	5.200	04/16/07	1,477,250
1,000,000	c	Scaldis Capital LLC	5.190	05/18/07	980,360
1,000,000	c	Sedna Finance, Inc	5.280	01/26/07	996,333
2,500,000	c	Sedna Finance, Inc	5.260	02/09/07	2,485,754
1,700,000	c	Sheffield Receivables Corp	5.260	01/04/07	1,699,255
5,000,000	c	Sheffield Receivables Corp	5.260	01/18/07	4,987,581
1,500,000	c	Sigma Finance, Inc	5.235	01/04/07	1,499,346
1,000,000	c	Sigma Finance, Inc	5.230	03/02/07	991,283
2,000,000		Societe Generale North America, Inc	5.250	01/08/07	1,997,951
1,000,000		Societe Generale North America, Inc	5.245	01/19/07	997,385
800,000		Societe Generale North America, Inc	5.230	02/16/07	794,654
1,881,000		Societe Generale North America, Inc	5.270	03/08/07	1,862,826
3,500,000		Swedish Export Credit Corp	5.225	01/05/07	3,497,968
3,500,000		Swedish Export Credit Corp	5.230	02/16/07	3,476,610
5,000,000		Toronto-Dominion Holdings USA, Inc	5.195	01/29/07	4,979,797
5,000,000		Toyota Motor Credit Corp	5.230	01/23/07	4,983,989
2,000,000		Toyota Motor Credit Corp	5.230	02/21/07	1,985,182
1,667,000		UBS Finance, (Delaware), Inc	5.255	01/08/07	1,665,297
2,500,000		UBS Finance, (Delaware), Inc	5.245	02/20/07	2,481,788
2,800,000		UBS Finance, (Delaware), Inc	5.250	03/08/07	2,773,050
4,820,000	c	Variable Funding Capital Corp	5.250	02/06/07	4,794,695
5,285,000	c	Yorktown Capital LLC	5.300	02/16/07	5,249,344
1,000,000	c	Yorktown Capital LLC	5.270	03/07/07	990,485
		TOTAL COMMERCIAL PAPER			294,648,791

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.89%
3,340,000		Federal Home Loan Bank (FHLB)	5.200	01/19/07	3,331,333
4,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.175	01/02/07	3,999,427
85,000		FHLMC	5.150	02/13/07	84,477
2,105,000		FHLMC	5.135	03/06/07	2,085,877
2,570,000		Federal National Mortgage Association (FNMA)	5.180	01/03/07	2,569,270
1,620,000		FNMA	5.150	02/07/07	1,611,425
6,387,000		FNMA	5.130	02/28/07	6,334,218
5,865,000		FNMA	5.135	03/07/07	5,810,622
890,000		FNMA	5.170	03/28/07	879,008
		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			26,705,657

VARIABLE NOTES - 6.56% ( i )
5,000,000		International Business Machines Corp	5.363	06/28/07	5,001,104

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 4,000,000		National City Bank of Indiana	5.400	06/04/07	$4,001,216
4,000,000		PNC Bank NA	5.295	01/02/08	3,998,997
6,405,000		Suntrust Bank	5.295	09/27/07	6,404,745
3,000,000		US Bank NA	5.320	11/30/07	3,000,124
3,000,000		US Bank NA	5.320	12/05/07	3,000,464
		TOTAL VARIABLE NOTES			25,406,650

		TOTAL SHORT-TERM INVESTMENTS

		(Cost $388,597,980)			388,597,980

		TOTAL PORTFOLIO - 100.26%

		(Cost $388,597,980)			388,597,980
		OTHER ASSETS & LIABILITIES, NET - (0.26%)			(1,013,122)

		NET ASSETS - 100.00%			$387,584,858

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities
		Act of 1933, as amended.
	i	Floating rate or variable rate securities reflects the rate at December 31, 2006.

		The cost of portfolio investments for federal income tax purposes is substantially the same
		as the amounts disclosed above.

TIAA-CREF Lifecycle Funds - Percentages

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds as of December 31, 2006 (Unaudited):

	Lifecycle 2010 Fund:			Lifecycle 2015 Fund:		Lifecycle 2020 Fund:
	Number of	Percent of Total	Institutional Funds	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Institutional Class	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Shares @ 12-31-06	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	2,541,598	2.00%	127,012,462	1,921,342	1.51%	1,511,932	1.19%
Growth Equity Fund - Institutional Class	2,251,943	12.96%	13,373,289	2,223,307	12.80%	2,105,560	12.12%
Inflation-Linked Bond Fund - Institutional Class	2,454,310	5.84%	41,999,204	1,931,043	4.60%	1,444,259	3.44%
International Equity Fund - Institutional Class	371,519	1.02%	36,548,732	459,473	1.26%	395,947	1.08%
Large-Cap Value Fund - Institutional Class	1,046,951	11.94%	8,770,869	1,034,556	11.80%	979,023	11.16%
Real Estate Securities Fund - Institutional Class	178,817	1.16%	15,383,032	166,513	1.08%	182,415	1.19%
Small-Cap Equity Fund - Institutional Class	178,402	2.59%	6,889,989	211,528	3.07%	181,952	2.64%

	Lifecycle 2025 Fund:		Lifecycle 2030 Fund:		Lifecycle 2035 Fund:
	Number of	Percent of Total	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	946,355	0.75%	786,397	0.62%	432,850	0.34%
Growth Equity Fund - Institutional Class	1,677,365	9.65%	1,699,038	9.78%	1,243,170	7.16%
Inflation-Linked Bond Fund - Institutional Class	949,308	2.26%	739,369	1.76%	436,698	1.04%
International Equity Fund - Institutional Class	330,465	0.90%	347,502	0.95%	236,567	0.65%
Large-Cap Value Fund - Institutional Class	779,871	8.89%	789,904	9.01%	578,424	6.59%
Real Estate Securities Fund - Institutional Class	133,460	0.87%	124,930	0.81%	105,768	0.69%
Small-Cap Equity Fund - Institutional Class	133,044	1.93%	124,543	1.81%	90,233	1.31%

	Lifecycle 2040 Fund:		All Lifecycle Funds:
	Number of	Percent of Total	Number of	Percent of Total
	Shares held in	Shares outstanding	Shares held in	Shares outstanding
	Funds	in the Funds	Funds	in the Funds
TIAA-CREF Institutional Mutual Funds:
Bond Fund - Institutional Class	431,230	0.34%	8,571,704	6.75%
Growth Equity Fund - Institutional Class	1,563,879	9.00%	12,764,262	73.47%
Inflation-Linked Bond Fund - Institutional Class	392,805	0.94%	8,347,792	19.88%
International Equity Fund - Institutional Class	280,210	0.77%	2,421,683	6.63%
Large-Cap Value Fund - Institutional Class	727,361	8.29%	5,936,090	67.68%
Real Estate Securities Fund - Institutional Class	123,916	0.81%	1,015,819	6.60%
Small-Cap Equity Fund - Institutional Class	123,232	1.79%	1,042,934	15.14%

1

TIAA-CREF LIFECYCLE FUNDS - 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
2010 Fund
Statement of Investments (Unaudited)
December 31, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.35%
2,541,598	TIAA-CREF Institutional Bond Fund	$25,314,318
2,251,943	TIAA-CREF Institutional Growth Equity Fund	16,822,017
2,454,310	TIAA-CREF Institutional Inflation-Linked Bond Fund	24,395,839
371,519	TIAA-CREF Institutional International Equity Fund	4,736,872
1,046,951	TIAA-CREF Institutional Large-Cap Value Fund	16,782,623
178,817	TIAA-CREF Institutional Real Estate Securities Fund	2,839,610
178,402	TIAA-CREF Institutional Small-Cap Equity Fund	2,779,504
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	93,670,783
	(Cost $92,947,803)

	TOTAL PORTFOLIO - 99.35%	93,670,783
	(Cost $92,947,803)

	OTHER ASSETS & LIABILITIES, NET - 0.65%	616,545

	NET ASSETS - 100.00%	$94,287,328

2

TIAA-CREF LIFECYCLE FUNDS - 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
2015 Fund
Statement of Investments (Unaudited)
December 31, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.79%
1,921,342	TIAA-CREF Institutional Bond Fund	$19,136,570
2,223,307	TIAA-CREF Institutional Growth Equity Fund	16,608,102
1,931,043	TIAA-CREF Institutional Inflation-Linked Bond Fund	19,194,564
459,473	TIAA-CREF Institutional International Equity Fund	5,858,283
1,034,556	TIAA-CREF Institutional Large-Cap Value Fund	16,583,933
166,513	TIAA-CREF Institutional Real Estate Securities Fund	2,644,219
211,528	TIAA-CREF Institutional Small-Cap Equity Fund	3,295,600
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	83,321,271
	(Cost $82,261,653)

	TOTAL PORTFOLIO - 99.79%	83,321,271
	(Cost $82,261,653)

	OTHER ASSETS & LIABILITIES, NET - 0.21%	174,119

	NET ASSETS - 100.00%	$83,495,390

3

TIAA-CREF LIFECYCLE FUNDS - 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
2020 Fund
Statement of Investments (Unaudited)
December 31, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.34%
1,511,932	TIAA-CREF Institutional Bond Fund	$15,058,846
2,105,560	TIAA-CREF Institutional Growth Equity Fund	15,728,533
1,444,259	TIAA-CREF Institutional Inflation-Linked Bond Fund	14,355,933
395,947	TIAA-CREF Institutional International Equity Fund	5,048,328
979,023	TIAA-CREF Institutional Large-Cap Value Fund	15,693,743
182,415	TIAA-CREF Institutional Real Estate Securities Fund	2,896,745
181,952	TIAA-CREF Institutional Small-Cap Equity Fund	2,834,809
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	71,616,937
	(Cost $70,594,948)

	TOTAL PORTFOLIO - 99.34%	71,616,937
	(Cost $70,594,948)

	OTHER ASSETS & LIABILITIES, NET - 0.66%	473,989

	NET ASSETS - 100.00%	$72,090,926

4

TIAA-CREF LIFECYCLE FUNDS - 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
2025 Fund
Statement of Investments (Unaudited)
December 31, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.44%
946,355	TIAA-CREF Institutional Bond Fund	$9,425,697
1,677,365	TIAA-CREF Institutional Growth Equity Fund	12,529,915
949,308	TIAA-CREF Institutional Inflation-Linked Bond Fund	9,436,125
330,465	TIAA-CREF Institutional International Equity Fund	4,213,424
779,871	TIAA-CREF Institutional Large-Cap Value Fund	12,501,333
133,460	TIAA-CREF Institutional Real Estate Securities Fund	2,119,351
133,044	TIAA-CREF Institutional Small-Cap Equity Fund	2,072,825
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	52,298,670
	(Cost $51,435,968)

	TOTAL PORTFOLIO - 99.44%	52,298,670
	(Cost $51,435,968)

	OTHER ASSETS & LIABILITIES, NET - 0.56%	292,373

	NET ASSETS - 100.00%	$52,591,043

5

TIAA-CREF LIFECYCLE FUNDS - 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
2030 Fund
Statement of Investments (Unaudited)
December 31, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.34%
786,397	TIAA-CREF Institutional Bond Fund	$7,832,515
1,699,038	TIAA-CREF Institutional Growth Equity Fund	12,691,810
739,369	TIAA-CREF Institutional Inflation-Linked Bond Fund	7,349,327
347,502	TIAA-CREF Institutional International Equity Fund	4,430,646
789,904	TIAA-CREF Institutional Large-Cap Value Fund	12,662,157
124,930	TIAA-CREF Institutional Real Estate Securities Fund	1,983,889
124,543	TIAA-CREF Institutional Small-Cap Equity Fund	1,940,381
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	48,890,725
	(Cost $48,056,144)

	TOTAL PORTFOLIO - 99.34%	48,890,725
	(Cost $48,056,144)

	OTHER ASSETS & LIABILITIES, NET - 0.66%	324,110

	NET ASSETS - 100.00%	$49,214,835

6

TIAA-CREF LIFECYCLE FUNDS - 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
2035 Fund
Statement of Investments (Unaudited)
December 31, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 98.93%
432,850	TIAA-CREF Institutional Bond Fund	$4,311,191
1,243,170	TIAA-CREF Institutional Growth Equity Fund	9,286,479
436,698	TIAA-CREF Institutional Inflation-Linked Bond Fund	4,340,779
236,567	TIAA-CREF Institutional International Equity Fund	3,016,229
578,424	TIAA-CREF Institutional Large-Cap Value Fund	9,272,130
105,768	TIAA-CREF Institutional Real Estate Securities Fund	1,679,597
90,233	TIAA-CREF Institutional Small-Cap Equity Fund	1,405,826
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	33,312,231
	(Cost $32,698,759)

	TOTAL PORTFOLIO - 98.93%	33,312,231
	(Cost $32,698,759)

	OTHER ASSETS & LIABILITIES, NET - 1.07%	360,250

	NET ASSETS - 100.00%	$33,672,481

7

TIAA-CREF LIFECYCLE FUNDS - 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
2040 Fund
Statement of Investments (Unaudited)
December 31, 2006

SHARES	ISSUER	VALUE
	TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 99.00%
431,230	TIAA-CREF Institutional Bond Fund	$4,295,055
1,563,879	TIAA-CREF Institutional Growth Equity Fund	11,682,178
392,805	TIAA-CREF Institutional Inflation-Linked Bond Fund	3,904,480
280,210	TIAA-CREF Institutional International Equity Fund	3,572,680
727,361	TIAA-CREF Institutional Large-Cap Value Fund	11,659,590
123,916	TIAA-CREF Institutional Real Estate Securities Fund	1,967,779
123,232	TIAA-CREF Institutional Small-Cap Equity Fund	1,919,947
	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	39,001,709
	(Cost $38,423,130)

	TOTAL PORTFOLIO - 99.00%	39,001,709
	(Cost $38,423,130)

	OTHER ASSETS & LIABILITIES, NET - 1.00%	395,679

	NET ASSETS - 100.00%	$39,397,388

8

Item 2. Controls and Procedures.

          (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) Changes in internal controls. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date: February 28, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: February 28, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
President
(principal executive officer)

Date: February 28, 2007	By:	/s/ Phillip G. Goff
Phillip G. Goff
Treasurer
(principal financial officer and
principal accounting officer)

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)